Schedule of Investments
California Municipal Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .01%
Invesco California AMT-Free Municipal Bond ETF 500 $ 12
iShares California Muni Bond ETF 702 40
$ 52
TOTAL INVESTMENT COMPANIES $ 52
MUNICIPAL BONDS - 103 .08%
Principal
Amount (000's) Value (000's)
California - 98 .58%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 $ 1,500 $ 1,500
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
1,000 1,026
Alameda Corridor Transportation Authority
0.00%, 10/01/2047
(b)
1,750 889
5.00%, 10/01/2035 5,270 5,418
Alameda Unified School District-Alameda County/
CA
5.00%, 08/01/2032 1,795 1,874
Beverly Hills Unified School District CA
3.00%, 08/01/2044 2,040 1,716
California Community Choice Financing Authority
4.00%, 08/01/2030 1,500 1,518
4.00%, 08/01/2031 1,245 1,245
4.00%, 02/01/2052
(c)
5,000 4,970
4.00%, 10/01/2052
(c)
6,115 6,098
5.00%, 07/01/2053
(c)
5,950 6,242
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,500 1,389
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,040
5.00%, 05/01/2045 3,000 3,548
5.00%, 10/01/2045 1,000 1,028
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 2,866
5.00%, 08/15/2034 2,000 2,120
5.00%, 02/01/2035 2,000 2,054
5.00%, 06/01/2041
(c)
10,000 11,231
5.00%, 11/15/2046
(d)
4,500 4,706
5.00%, 11/15/2048 2,785 2,883
California Housing Finance Agency
3.50%, 11/20/2035 9,172 8,588
4.25%, 01/15/2035 8,451 8,455
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(a)
2,629 2,559
California Infrastructure & Economic Development
Bank
3.65%, 01/01/2050
(c),(e)
5,000 4,979
5.00%, 08/01/2036 2,250 2,485
5.00%, 08/01/2037 1,000 1,097
5.00%, 08/01/2038 1,175 1,283
5.00%, 08/01/2039 1,130 1,229
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
4,000 3,604
4.00%, 07/15/2029 11,700 11,596
4.00%, 10/01/2039 2,150 2,062
4.00%, 10/01/2045
(c)
5,750 5,749
4.00%, 10/01/2046 1,930 1,716
5.00%, 05/15/2033 1,000 1,056
5.00%, 05/15/2034 1,000 1,052
5.00%, 12/31/2034 7,550 7,929
5.00%, 12/31/2036 8,000 8,305
5.00%, 05/15/2038 2,000 2,062
5.00%, 10/01/2044 1,000 1,018
5.25%, 11/01/2036 2,100 2,114
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
4.00%, 05/15/2046
(a)
$ 2,000 $ 1,867
5.00%, 05/15/2031
(a)
400 444
5.00%, 05/15/2043
(a)
600 629
5.00%, 05/15/2044
(a)
5,000 5,230
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 10,822
California Pollution Control Financing Authority
3.00%, 11/01/2025 11,380 11,116
3.25%, 12/01/2027
(c)
2,000 1,987
4.30%, 07/01/2040 3,600 3,627
5.00%, 07/01/2029
(e)
1,000 1,043
5.00%, 07/01/2029
(e)
1,000 1,058
5.00%, 07/01/2030
(e)
2,000 2,008
5.00%, 07/01/2030
(e)
565 601
5.00%, 07/01/2031
(e)
1,000 1,068
5.00%, 07/01/2037
(e)
11,000 11,001
5.00%, 07/01/2039
(e)
10,500 10,714
California Public Finance Authority
5.00%, 11/15/2036
(e)
275 267
5.00%, 11/15/2046
(e)
500 450
5.00%, 11/15/2051
(e)
250 219
5.00%, 11/15/2056
(e)
750 648
California School Finance Authority
5.00%, 07/01/2035
(e)
1,925 1,969
5.00%, 08/01/2038
(e)
1,000 1,016
California State Public Works Board
5.00%, 10/01/2039 4,500 4,581
California State University
5.00%, 11/01/2037 2,000 2,135
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(e)
750 679
3.50%, 08/01/2034
(c)
100 100
4.00%, 09/02/2029 1,000 1,007
4.00%, 07/01/2048 1,800 1,721
5.00%, 10/01/2028 1,875 1,921
5.00%, 11/01/2032
(e)
1,135 1,163
5.00%, 05/15/2034 5,210 5,355
5.00%, 06/01/2034
(e)
375 369
5.00%, 09/02/2034 1,000 1,061
5.00%, 12/01/2036
(e)
5,000 5,025
5.00%, 09/02/2038 3,000 3,096
5.00%, 06/01/2039
(e)
475 460
5.00%, 09/02/2039 745 768
5.00%, 09/02/2039 900 929
5.00%, 09/02/2039 945 982
5.00%, 05/15/2040 3,840 3,899
5.00%, 09/02/2040 1,000 1,029
5.00%, 12/01/2041
(e)
2,725 2,708
5.00%, 09/02/2044 1,425 1,450
5.00%, 12/01/2046
(e)
1,620 1,581
5.00%, 09/02/2048 940 958
5.00%, 09/02/2049 600 609
5.00%, 06/01/2051
(e)
1,950 1,796
5.25%, 12/01/2034 3,500 3,550
5.25%, 12/01/2038
(e)
1,000 1,014
5.25%, 12/01/2043
(e)
3,825 3,827
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2036
(a)
3,000 3,046

Schedule of Investments
California Municipal Fund
July 31, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Financing Authority
6.00%, 05/01/2043 $ 2,050 $ 2,086
6.00%, 05/01/2043 1,550 1,577
Chino Valley Unified School District
5.25%, 08/01/2047 2,000 2,115
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,242
City of Irvine CA
4.00%, 09/02/2038 1,000 977
5.00%, 09/01/2049 2,000 2,011
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty
Municipal Corp )
5.25%, 06/01/2047
(a)
3,600 3,848
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,072
City of Los Angeles Department of Airports
3.25%, 05/15/2049 720 567
5.00%, 05/15/2026 1,000 1,024
5.00%, 05/15/2026 3,085 3,212
5.00%, 05/15/2026 415 434
5.00%, 05/15/2029 1,875 2,042
5.00%, 05/15/2036 235 264
5.00%, 05/15/2036 5,000 5,330
5.00%, 05/15/2036 1,500 1,529
5.00%, 05/15/2037
(d)
4,225 4,587
5.00%, 05/15/2038 1,155 1,217
5.00%, 05/15/2039
(d)
3,000 3,151
5.00%, 05/15/2042
(d)
3,500 3,597
5.00%, 05/15/2044
(d)
3,100 3,189
5.00%, 05/15/2044
(d)
550 567
5.00%, 05/15/2044
(d)
7,790 8,082
5.00%, 05/15/2048 1,500 1,548
5.25%, 05/15/2048
(d)
2,000 2,083
5.50%, 05/15/2040
(d)
5,000 5,560
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,131
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11/01/2034 1,800 1,930
Coachella Valley Unified School District/CA (credit
support from Assured Guaranty Municipal Corp )
0.00%, 08/01/2039
(a),(b)
4,000 2,036
Compton Public Finance Authority
4.50%, 09/01/2032
(e)
8,000 7,819
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2036 1,350 1,413
5.00%, 07/01/2037 2,000 2,093
CSCDA Community Improvement Authority
5.00%, 01/01/2054
(e)
5,000 3,983
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,052
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 9
Escondido Union High School District
0.00%, 08/01/2041
(b)
1,000 454
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046 6,000 5,793
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,059
5.00%, 06/01/2028 5,000 5,419
5.00%, 06/01/2051 2,360 2,458
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 295 296
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Inland Valley Development Agency
5.25%, 09/01/2037 $ 1,000 $ 1,008
La Verne Public Financing Authority
7.25%, 09/01/2026 370 371
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,485 3,716
5.50%, 11/15/2030 1,010 1,102
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue
5.00%, 07/01/2038 960 1,119
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,101
Los Angeles County Sanitation Districts Financing
Authority
5.00%, 10/01/2035 4,500 4,686
Los Angeles Department of Water & Power
5.00%, 07/01/2042
(d)
5,500 6,135
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 2,939
5.25%, 07/01/2042 8,125 8,795
Merced Union High School District
0.00%, 08/01/2032
(b)
3,380 2,455
Metropolitan Water District of Southern California
5.00%, 07/01/2039 1,000 1,120
5.00%, 07/01/2040 5,000 5,579
5.00%, 10/01/2045 1,410 1,533
Mizuho Floater/Residual Trust
4.70%, 01/01/2040
(c),(e)
1,200 1,200
5.15%, 05/01/2031
(c),(e)
1,000 1,000
5.15%, 04/15/2035
(c),(e)
1,000 1,000
5.15%, 10/15/2037
(c),(e)
1,500 1,500
Mountain View Shoreline Regional Park
Community (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2048
(a)
3,000 3,170
M-S-R Energy Authority
6.13%, 11/01/2029 2,045 2,197
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,014
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2047 6,000 6,107
5.00%, 03/01/2047 1,500 1,553
Nuveen California AMT-Free Quality Municipal
Income Fund
4.43%, 10/01/2047
(c),(e)
14,000 14,000
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,534
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
4.00%, 08/01/2037
(a)
1,505 1,526
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,053
5.00%, 09/01/2029
(a)
1,000 1,054
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,004
Port of Los Angeles
5.00%, 08/01/2025 1,210 1,247
5.00%, 08/01/2032 1,740 1,762
Poway Unified School District
0.00%, 08/01/2036
(b)
4,000 2,468

Schedule of Investments
California Municipal Fund
July 31, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 $ 4,540 $ 4,810
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,067
Richmond Joint Powers Financing Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,297
5.00%, 11/01/2037
(a)
3,660 3,963
Ripon Unified School District (credit support from
Build America Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(b)
855 501
Ripon Unified School District - Unrefunded (credit
support from Build America Mutual Assurance
Corp )
0.00%, 08/01/2033
(a),(b)
255 150
Riverside Community Properties Development Inc
6.00%, 10/15/2038 1,000 1,006
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,561
Riverside County Transportation Commission
4.00%, 06/01/2037 1,875 1,893
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,136
Salinas Valley Solid Waste Authority (credit support
from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,319
San Diego Association of Governments South Bay
Expressway Revenue
5.00%, 07/01/2036 1,500 1,604
5.00%, 07/01/2037 2,300 2,445
San Diego County Regional Airport Authority
4.00%, 07/01/2038 10,815 11,058
5.00%, 07/01/2025 955 973
5.00%, 07/01/2039 2,000 2,167
5.00%, 07/01/2042 5,000 5,132
San Diego Public Facilities Financing Authority
4.00%, 08/01/2045 1,000 1,000
San Diego Unified School District/CA
4.00%, 07/01/2038 2,120 2,159
San Francisco Bay Area Rapid Transit District Sales
Tax Revenue
4.00%, 07/01/2036 3,035 3,107
4.00%, 07/01/2037 2,500 2,543
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,066
5.00%, 05/01/2034 1,000 1,080
5.00%, 05/01/2036 3,000 3,195
5.00%, 05/01/2042 1,500 1,538
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 8,026
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,001
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,037
San Mateo Foster City Public Financing Authority
4.00%, 08/01/2037 2,070 2,114
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 671
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Santa Monica-Malibu Unified School District
4.00%, 08/01/2038 $ 2,975 $ 3,016
4.00%, 08/01/2039 1,510 1,522
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,258
5.00%, 11/01/2029 2,725 2,872
State of California
5.00%, 09/01/2028 5,030 5,574
5.00%, 09/01/2034 5,000 5,326
State of California (credit support from Assured
Guaranty Municipal Corp )
5.25%, 08/01/2032
(a)
5,000 5,992
Stockton Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 08/01/2038
(a)
1,500 1,519
Tender Option Bond Trust Receipts/Certificates
4.81%, 04/01/2043
(c),(e)
1,500 1,500
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2035 1,500 1,630
5.00%, 06/01/2048 5,000 5,209
Transbay Joint Powers Authority
5.00%, 10/01/2030 400 435
5.00%, 10/01/2037 700 738
Travis Unified School District (credit support from
Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,046
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,009
University of California
4.00%, 05/15/2037 3,365 3,542
5.00%, 05/15/2044 705 713
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,559
$ 581,885
Guam - 1 .53%
Guam Government Waterworks Authority
5.00%, 07/01/2040 7,890 8,009
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,018
$ 9,027
Puerto Rico - 1 .92%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(b)
66 64
0.00%, 07/01/2033
(b)
526 321
0.00%, 11/01/2043
(b),(c)
1,929 989
4.00%, 07/01/2033 5,500 5,218
4.00%, 07/01/2037 316 283
4.00%, 07/01/2041 429 368
4.00%, 07/01/2046 446 371
5.38%, 07/01/2025 456 466
5.63%, 07/01/2027 451 474
5.63%, 07/01/2029 444 475
5.75%, 07/01/2031 431 470
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
4.50%, 07/01/2034 1,838 1,822
$ 11,321

Schedule of Investments
California Municipal Fund
July 31, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Virgin Islands - 1 .05%
Matching Fund Special Purpose Securitization Corp
5.00%, 10/01/2039 $ 6,250 $ 6,229
TOTAL MUNICIPAL BONDS $ 608,462
Total Investments $ 608,514
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.30)%
Notes with interest rates of 4.03% - 4.06% at July
31, 2023 and contractual maturities of collateral of
2023-2030.
(f)
$ (25,360) (25,360)
Total Net Investments $ 583,154
Other Assets and Liabilities -  1.21% 7,132
TOTAL NET ASSETS - 100.00% $ 590,286
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Non-income producing security
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $87,665 or 14.85% of net assets.
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
July 31, 2023.
Portfolio Summary
Sector Percent
Revenue Bonds 72 .95%
Insured 10 .92%
General Obligation Unlimited 8 .30%
Prerefunded 4 .83%
Special Assessment 2 .54%
Tax-exempt Preferreds 2 .37%
Tax Allocation 0 .55%
Special Tax 0 .34%
Notes 0 .17%
Certificate Participation 0 .11%
Exchange-Traded Funds 0 .01%
Liability For Floating Rate Notes Issued ( 4 .30 ) %
Other Assets and Liabilities
1 .21%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .24 % Shares Held Value (000's)
Money Market Funds - 3 .24%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
4,636,224 $ 4,636
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(c)
324,998,727 324,999
$ 329,635
TOTAL INVESTMENT COMPANIES $ 329,635
COMMON STOCKS - 0 .21 % Shares Held Value (000's)
Transportation - 0 .21%
Trailer Bridge Inc
(d),(e)
178,279 $ 21,252
TOTAL COMMON STOCKS $ 21,252
BONDS - 52 .87%
Principal
Amount (000's) Value (000's)
Airlines - 0 .58%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(f)
$ 24,121 $ 23,390
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(f)
24,492 23,705
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 02/15/2027 5,568 5,351
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 7,731 6,471
$ 58,917
Apparel - 0 .13%
Under Armour Inc
3.25%, 06/15/2026 14,750 13,520
Automobile Asset Backed Securities - 1 .68%
BMW Vehicle Owner Trust 2022-A
5.59%, 12/26/2024 5,713 5,714
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
BMW Vehicle Owner Trust 2023-A
5.50%, 04/27/2026 24,000 24,007
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 190 190
1.31%, 01/11/2027 18,000 17,264
Ford Credit Auto Owner Trust 2022-B
5.67%, 02/15/2025 8,944 8,946
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
Ford Credit Auto Owner Trust 2022-C
5.59%, 04/15/2025 24,552 24,558
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Ford Credit Auto Owner Trust 2023-A
5.79%, 03/15/2026 14,000 14,025
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.72%
GM Financial Consumer Automobile Receivables
Trust 2022-3
5.67%, 09/16/2025 13,739 13,751
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
GM Financial Consumer Automobile Receivables
Trust 2022-4
5.72%, 11/17/2025 28,091 28,121
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.65%
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.69%, 03/16/2026 18,000 18,018
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Toyota Auto Receivables 2022-B Owner Trust
5.56%, 01/15/2025 6,108 6,107
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Toyota Auto Receivables 2022-C Owner Trust
5.64%, 08/15/2025 $ 10,213 $ 10,215
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.57%
$ 170,916
Automobile Floor Plan Asset Backed Securities - 0 .20%
Ford Credit Floorplan Master Owner Trust A
5.84%, 09/15/2025 500 500
1.00 x 1 Month USD LIBOR + 0.50%
6.32%, 05/15/2028
(f)
20,000 20,181
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
$ 20,681
Automobile Manufacturers - 0 .29%
American Honda Finance Corp
0.55%, 07/12/2024 15,000 14,307
2.30%, 09/09/2026 7,000 6,447
4.75%, 01/12/2026 9,000 8,955
$ 29,709
Banks - 9 .41%
Bank of America Corp
0.81%, 10/24/2024
(g)
20,000 19,738
Secured Overnight Financing Rate + 0.73%
2.46%, 10/22/2025
(g)
35,000 33,631
CME Term Secured Overnight Financing
Rate 3 Month + 1.13%
3.19%, 07/23/2030
(g)
8,000 7,086
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.88%, 08/01/2025 10,000 9,746
3.97%, 02/07/2030
(g)
8,000 7,441
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
5.08%, 01/20/2027
(g)
20,000 19,786
Secured Overnight Financing Rate + 1.29%
6.75%, 06/01/2028 2,000 2,163
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 18,000 17,677
1.65%, 01/28/2031 10,000 8,012
2.10%, 10/24/2024 50,000 48,038
2.20%, 08/16/2023 9,500 9,487
2.80%, 05/04/2026 8,000 7,539
3.00%, 10/30/2028 9,000 8,126
Citigroup Inc
0.78%, 10/30/2024
(g)
9,000 8,880
Secured Overnight Financing Rate + 0.69%
2.98%, 11/05/2030
(g)
51,000 44,199
Secured Overnight Financing Rate + 1.42%
3.88%, 03/26/2025 23,000 22,304
4.45%, 09/29/2027 8,000 7,695
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 10,467
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 55,945
3.65%, 01/25/2024 14,000 13,844
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(g)
15,000 11,815
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 19,805
3.81%, 04/23/2029
(g)
13,000 12,099
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
4.25%, 10/21/2025 23,500 22,775

Schedule of Investments
Core Fixed Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
1.05%, 11/19/2026
(g)
$ 9,000 $ 8,128
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(g)
9,000 6,226
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.74%, 10/15/2030
(g)
47,000 40,784
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
3.63%, 05/13/2024 15,900 15,656
3.90%, 07/15/2025 8,000 7,801
KeyCorp
2.25%, 04/06/2027 30,000 26,029
2.55%, 10/01/2029 50,000 40,256
Morgan Stanley
0.86%, 10/21/2025
(g)
7,500 7,037
Secured Overnight Financing Rate + 0.75%
1.79%, 02/13/2032
(g)
10,000 7,777
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(g)
6,250 4,889
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(g)
38,000 32,424
Secured Overnight Financing Rate + 1.14%
2.72%, 07/22/2025
(g)
12,000 11,620
Secured Overnight Financing Rate + 1.15%
3.95%, 04/23/2027 10,000 9,515
4.00%, 07/23/2025 5,000 4,870
5.12%, 02/01/2029
(g)
18,000 17,817
Secured Overnight Financing Rate + 1.73%
6.25%, 08/09/2026 4,000 4,098
PNC Bank NA
2.70%, 10/22/2029 53,000 44,594
2.95%, 02/23/2025 10,000 9,554
3.10%, 10/25/2027 4,750 4,349
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(g)
15,000 12,244
Secured Overnight Financing Rate + 0.98%
8.98%, 11/01/2023
(h),(i)
19,800 19,908
CME Term Secured Overnight Financing
Rate 3 Month + 3.94%
Truist Bank
2.64%, 09/17/2029
(g)
52,000 48,209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
3.30%, 05/15/2026 5,000 4,653
Truist Financial Corp
1.27%, 03/02/2027
(g)
5,500 4,902
Secured Overnight Financing Rate + 0.61%
US Bancorp
2.49%, 11/03/2036
(g)
29,000 21,833
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 6,000 5,160
3.15%, 04/27/2027 3,800 3,531
3.60%, 09/11/2024 12,000 11,714
3.90%, 04/26/2028 5,000 4,723
4.84%, 02/01/2034
(g)
25,000 23,479
Secured Overnight Financing Rate + 1.60%
US Bank NA/Cincinnati OH
2.80%, 01/27/2025
(i)
7,000 6,714
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
2.41%, 10/30/2025
(g)
$ 32,000 $ 30,622
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
2.88%, 10/30/2030
(g)
32,000 27,701
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
$ 957,115
Beverages - 0 .53%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 34,000 32,964
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 21,203
$ 54,167
Biotechnology - 1 .91%
Amgen Inc
1.65%, 08/15/2028 20,000 17,135
2.20%, 02/21/2027 11,500 10,444
2.45%, 02/21/2030 40,000 34,155
5.25%, 03/02/2033 19,000 18,963
Biogen Inc
2.25%, 05/01/2030 65,000 53,701
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 16,460
2.60%, 10/01/2040 19,000 13,643
3.50%, 02/01/2025 10,000 9,744
3.65%, 03/01/2026 21,000 20,252
$ 194,497
Chemicals - 0 .74%
Air Liquide Finance SA
2.25%, 09/10/2029
(f)
24,000 20,711
Westlake Corp
2.88%, 08/15/2041 15,000 9,930
3.38%, 06/15/2030 4,500 3,911
3.60%, 08/15/2026 43,000 40,630
$ 75,182
Commercial Services - 0 .75%
ERAC USA Finance LLC
4.60%, 05/01/2028
(f)
38,500 37,560
7.00%, 10/15/2037
(f)
13,000 14,888
United Rentals North America Inc
6.00%, 12/15/2029
(f)
24,000 23,972
$ 76,420
Computers - 0 .99%
Apple Inc
1.13%, 05/11/2025 10,000 9,361
2.05%, 09/11/2026 30,000 27,744
2.38%, 02/08/2041 20,000 14,550
3.20%, 05/11/2027 13,000 12,419
3.25%, 02/23/2026 13,000 12,542
4.15%, 05/10/2030 24,500 24,182
$ 100,798
Credit Card Asset Backed Securities - 0 .94%
BA Credit Card Trust
0.34%, 05/15/2026 43,000 42,174
CARDS II Trust
0.60%, 04/15/2027
(f)
55,500 53,459
$ 95,633
Diversified Financial Services - 0 .58%
Jefferies Financial Group Inc
2.63%, 10/15/2031 30,000 23,463
2.75%, 10/15/2032 8,000 6,170
4.15%, 01/23/2030 19,000 17,321
4.85%, 01/15/2027 1,750 1,710
6.25%, 01/15/2036 10,325 10,540
$ 59,204

Schedule of Investments
Core Fixed Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 8 .24%
AEP Transmission Co LLC
3.15%, 09/15/2049 $ 24,000 $ 16,978
5.40%, 03/15/2053 23,000 23,708
Alabama Power Co
1.45%, 09/15/2030 25,000 19,735
3.13%, 07/15/2051 19,000 12,989
3.45%, 10/01/2049 42,000 30,876
Alliant Energy Finance LLC
1.40%, 03/15/2026
(f)
4,500 3,996
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 10,387
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 14,817
4.05%, 04/15/2025 10,000 9,783
Black Hills Corp
2.50%, 06/15/2030 15,000 12,430
3.05%, 10/15/2029 39,500 34,086
3.15%, 01/15/2027 7,500 6,967
4.35%, 05/01/2033 8,000 7,140
Dayton Power & Light Co/The
3.95%, 06/15/2049 14,000 10,851
Entergy Corp
2.40%, 06/15/2031 24,000 19,395
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 12,007
3.25%, 04/01/2028 12,000 11,036
4.20%, 09/01/2048 31,000 25,624
Florida Power & Light Co
2.85%, 04/01/2025 3,000 2,892
2.88%, 12/04/2051 20,000 13,619
3.15%, 10/01/2049 25,000 17,968
5.05%, 04/01/2028 14,500 14,622
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 7,871
3.50%, 09/30/2049 66,000 47,678
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 2,881
Metropolitan Edison Co
4.30%, 01/15/2029
(f)
14,000 13,256
Monongahela Power Co
3.55%, 05/15/2027
(f)
20,000 18,751
Nevada Power Co
2.40%, 05/01/2030 20,500 17,192
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 44,497
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 12,514
5.10%, 05/15/2053 28,500 27,870
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 13,000 11,787
2.70%, 11/15/2051 15,000 9,627
2.95%, 04/01/2025 7,000 6,713
3.10%, 09/15/2049 33,500 23,481
4.10%, 11/15/2048 5,000 4,160
5.75%, 03/15/2029 21,000 21,755
PacifiCorp
5.25%, 06/15/2035 5,750 5,504
5.35%, 12/01/2053 24,000 21,337
6.25%, 10/15/2037 2,500 2,559
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 11,801
5.25%, 05/15/2053 47,000 47,198
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 9,124
3.20%, 03/01/2050 15,000 10,447
Solar Star Funding LLC
3.95%, 06/30/2035
(f)
5,175 4,613
5.38%, 06/30/2035
(f)
18,578 17,968
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southwestern Electric Power Co
1.65%, 03/15/2026 $ 24,000 $ 21,824
2.75%, 10/01/2026 10,000 9,257
3.85%, 02/01/2048 12,500 9,393
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 1,921
3.25%, 05/01/2051 18,000 12,026
4.85%, 12/01/2048 7,000 6,161
Xcel Energy Inc
2.60%, 12/01/2029 32,000 27,517
3.50%, 12/01/2049 24,000 17,279
$ 837,868
Electronics - 0 .42%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 42,266
Environmental Control - 0 .49%
Republic Services Inc
1.75%, 02/15/2032 29,500 23,043
2.30%, 03/01/2030 16,500 14,081
3.20%, 03/15/2025 13,000 12,548
$ 49,672
Food - 0 .19%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 19,466
Gas - 0 .38%
NiSource Inc
2.95%, 09/01/2029 29,000 25,782
3.60%, 05/01/2030 14,000 12,648
$ 38,430
Healthcare - Services - 0 .49%
HCA Inc
4.13%, 06/15/2029 14,000 12,988
5.63%, 09/01/2028 2,000 2,008
7.50%, 11/06/2033 1,950 2,138
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 7,556
2.88%, 08/15/2029 15,000 13,603
3.50%, 08/15/2039 14,000 11,649
$ 49,942
Insurance - 2 .46%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 29,513
1.85%, 03/12/2030 8,000 6,766
2.50%, 01/15/2051 12,500 8,100
2.85%, 10/15/2050 30,500 20,949
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 28,094
4.50%, 08/15/2028 39,500 37,440
First American Financial Corp
2.40%, 08/15/2031 22,000 16,739
4.00%, 05/15/2030 28,000 24,490
4.60%, 11/15/2024 5,000 4,878
Five Corners Funding Trust
4.42%, 11/15/2023
(f)
49,500 49,212
Prudential Financial Inc
2.10%, 03/10/2030
(i)
23,000 19,346
3.88%, 03/27/2028 4,550 4,373
$ 249,900
Internet - 0 .86%
Amazon.com Inc
2.80%, 08/22/2024 44,000 42,823
2.88%, 05/12/2041 20,000 15,286
4.05%, 08/22/2047 32,650 28,904
$ 87,013

Schedule of Investments
Core Fixed Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0 .97%
Choice Hotels International Inc
3.70%, 12/01/2029 $ 42,000 $ 37,272
3.70%, 01/15/2031 11,000 9,502
Marriott International Inc/MD
2.75%, 10/15/2033 36,000 28,583
Travel + Leisure Co
4.50%, 12/01/2029
(f)
26,500 22,773
$ 98,130
Media - 1 .80%
Comcast Corp
2.65%, 02/01/2030 33,000 28,874
3.30%, 02/01/2027 10,000 9,496
3.95%, 10/15/2025 15,000 14,645
4.25%, 10/15/2030 4,500 4,322
4.65%, 02/15/2033 30,000 29,626
6.45%, 03/15/2037 1,800 1,977
Discovery Communications LLC
3.63%, 05/15/2030
(i)
9,000 7,929
4.13%, 05/15/2029 22,000 20,208
5.30%, 05/15/2049 13,000 10,786
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 7,091
6.75%, 06/15/2039 6,000 5,783
7.30%, 07/01/2038 7,750 7,902
Walt Disney Co/The
2.00%, 09/01/2029 28,000 23,861
6.40%, 12/15/2035 8,900 9,913
$ 182,413
Oil & Gas - 0 .98%
BP Capital Markets America Inc
3.12%, 05/04/2026 10,000 9,528
3.41%, 02/11/2026 13,000 12,546
3.94%, 09/21/2028 13,000 12,447
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 8,424
3.80%, 04/15/2024 35,000 34,503
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,466
Phillips 66
1.30%, 02/15/2026 11,500 10,434
Suncor Energy Inc
4.00%, 11/15/2047 4,500 3,459
$ 99,807
Oil & Gas Services - 0 .32%
Schlumberger Holdings Corp
4.00%, 12/21/2025
(f)
33,000 31,988
Other Asset Backed Securities - 1 .81%
PFS Financing Corp
0.71%, 04/15/2026
(f)
14,000 13,475
0.77%, 08/15/2026
(f)
39,000 36,932
5.67%, 02/15/2026
(f)
24,000 23,963
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
Trafigura Securitisation Finance PLC 2021-1
5.87%, 01/15/2025
(f)
37,500 36,741
1.00 x 1 Month USD LIBOR + 0.53%
Verizon Master Trust
5.69%, 07/20/2027 28,000 27,992
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
5.92%, 06/20/2029 43,500 43,677
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
Verizon Owner Trust 2020-C
0.41%, 04/21/2025 1,534 1,522
$ 184,302
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0 .09%
Sealed Air Corp
5.50%, 09/15/2025
(f)
$ 2,000 $ 1,970
6.88%, 07/15/2033
(f)
6,900 7,216
$ 9,186
Pharmaceuticals - 1 .02%
Bristol-Myers Squibb Co
1.13%, 11/13/2027 12,500 10,904
1.45%, 11/13/2030 10,000 7,978
3.20%, 06/15/2026 13,124 12,547
3.40%, 07/26/2029 8,346 7,778
3.90%, 02/20/2028 10,500 10,158
CVS Health Corp
1.30%, 08/21/2027 14,000 12,089
3.00%, 08/15/2026 17,000 15,982
4.30%, 03/25/2028 5,046 4,887
5.05%, 03/25/2048 23,000 20,978
$ 103,301
Pipelines - 1 .45%
Buckeye Partners LP
3.95%, 12/01/2026 10,500 9,634
4.35%, 10/15/2024 8,000 7,790
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 11,673
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 12,165
NGPL PipeCo LLC
3.25%, 07/15/2031
(f)
15,000 12,354
4.88%, 08/15/2027
(f)
43,000 41,183
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 13,075
Southeast Supply Header LLC
4.25%, 06/15/2024
(f)
14,650 13,789
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 5,454
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,292
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 7,124
7.25%, 08/15/2038 10,000 11,288
$ 147,821
REITs - 8 .36%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 9,559
2.00%, 05/18/2032 14,000 10,721
2.75%, 12/15/2029 14,500 12,316
3.38%, 08/15/2031 30,000 25,980
4.30%, 01/15/2026 9,900 9,564
4.75%, 04/15/2035 14,500 13,527
4.90%, 12/15/2030 4,250 4,167
American Tower Corp
1.88%, 10/15/2030 20,000 15,744
2.10%, 06/15/2030 3,000 2,423
2.40%, 03/15/2025 7,000 6,635
2.75%, 01/15/2027 53,000 48,524
2.95%, 01/15/2051 10,000 6,249
3.38%, 10/15/2026 5,000 4,703
American Tower Trust #1
5.49%, 03/15/2028
(f)
14,000 14,013
CBL & Associates LP - Escrow
0.00%, 12/15/2026
(d),(i),(j)
13,750 —
Crown Castle Inc
2.25%, 01/15/2031 13,000 10,571
2.90%, 04/01/2041 30,000 20,626
3.10%, 11/15/2029 8,000 7,005
4.00%, 11/15/2049 17,000 12,806
4.30%, 02/15/2029 13,000 12,280
5.00%, 01/11/2028 18,000 17,748

Schedule of Investments
Core Fixed Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
CubeSmart LP
2.00%, 02/15/2031 $ 26,000 $ 20,325
3.00%, 02/15/2030 18,000 15,364
4.00%, 11/15/2025 5,000 4,736
4.38%, 02/15/2029 2,000 1,880
Healthcare Realty Holdings LP
2.40%, 03/15/2030 9,000 7,160
3.63%, 01/15/2028 3,500 3,106
3.88%, 05/01/2025 5,000 4,705
Healthpeak OP LLC
2.88%, 01/15/2031 7,000 5,914
3.00%, 01/15/2030 50,000 43,512
5.25%, 12/15/2032 14,000 13,773
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 36,955
3.63%, 10/01/2029 32,000 26,759
4.75%, 01/15/2028 7,000 6,543
5.25%, 01/15/2026 8,000 7,809
Physicians Realty LP
2.63%, 11/01/2031 32,000 24,945
4.30%, 03/15/2027 22,400 21,236
Prologis LP
2.88%, 11/15/2029 12,500 10,984
3.25%, 06/30/2026 5,000 4,744
3.38%, 12/15/2027 25,000 23,425
SBA Tower Trust
1.63%, 05/15/2051
(f)
46,000 39,946
2.33%, 07/15/2052
(f)
10,000 8,602
2.59%, 10/15/2056
(f)
20,500 16,228
2.84%, 01/15/2050
(f)
30,000 28,576
Simon Property Group LP
2.00%, 09/13/2024 32,000 30,731
STORE Capital Corp
2.75%, 11/18/2030 18,500 13,503
4.63%, 03/15/2029 33,500 28,523
Ventas Realty LP
3.00%, 01/15/2030 8,000 6,834
3.85%, 04/01/2027 21,000 19,684
Welltower OP LLC
2.70%, 02/15/2027 12,000 11,037
2.75%, 01/15/2031 7,000 5,823
3.10%, 01/15/2030
(i)
23,000 20,062
4.13%, 03/15/2029 6,000 5,597
4.25%, 04/15/2028 4,000 3,797
4.50%, 01/15/2024 5,000 4,956
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 12,730
WP Carey Inc
2.40%, 02/01/2031 21,000 16,910
3.85%, 07/15/2029 30,000 27,147
$ 849,722
Semiconductors - 0 .39%
NVIDIA Corp
2.00%, 06/15/2031 19,000 15,854
2.85%, 04/01/2030 14,000 12,657
3.50%, 04/01/2040 13,000 11,062
$ 39,573
Software - 0 .24%
Oracle Corp
2.95%, 05/15/2025 25,900 24,810
Telecommunications - 1 .50%
Corning Inc
4.75%, 03/15/2042 4,650 4,207
5.45%, 11/15/2079 43,500 39,935
Crown Castle Towers LLC
4.24%, 07/15/2048
(f)
16,000 14,821
Sprint LLC
7.88%, 09/15/2023 7,750 7,756
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(f)
$ 32,775 $ 32,436
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 8,723
2.55%, 02/15/2031 20,000 16,620
3.00%, 02/15/2041 39,000 28,242
$ 152,740
Transportation - 0 .70%
Ryder System Inc
2.90%, 12/01/2026 51,000 46,799
3.35%, 09/01/2025 25,000 23,877
$ 70,676
Trucking & Leasing - 0 .98%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(f)
22,000 19,736
1.70%, 06/15/2026
(f)
39,000 34,625
2.70%, 11/01/2024
(f)
28,000 26,834
3.45%, 07/01/2024
(f)
9,000 8,796
5.70%, 02/01/2028
(f)
10,000 9,900
$ 99,891
TOTAL BONDS $ 5,375,676
SENIOR FLOATING RATE INTERESTS
- 0 .08%
Principal
Amount (000's) Value (000's)
Pipelines - 0 .08%
BCP Renaissance Parent LLC
8.74%, 10/31/2026
(k)
$ 8,371 $ 8,347
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 8,347
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 42 .86%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .30%
3.00%, 10/01/2042 $ 4,279 $ 3,844
3.00%, 11/01/2042 4,512 4,054
3.00%, 06/01/2043 4,204 3,777
3.00%, 12/01/2046 7,143 6,364
3.00%, 07/01/2047 5,160 4,593
3.50%, 03/01/2048 7,972 7,371
$ 30,003
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 21 .75%
2.00%, 10/01/2050 36,522 29,992
2.00%, 11/01/2050 35,917 29,546
2.00%, 12/01/2050 41,584 33,920
2.00%, 12/01/2050 41,868 34,143
2.50%, 09/01/2050 36,482 31,002
2.50%, 10/01/2050 37,415 31,738
2.50%, 10/01/2050 36,350 30,839
2.50%, 10/01/2050 36,607 31,058
2.50%, 11/01/2050 35,211 29,923
2.50%, 11/01/2050 37,623 31,966
2.50%, 11/01/2050 37,615 31,957
2.50%, 11/01/2050 36,244 30,946
2.50%, 11/01/2050 36,602 31,052
3.00%, 06/01/2042 14,205 12,749
3.00%, 08/01/2049 17,940 15,879
3.00%, 09/01/2049 13,292 11,721
3.00%, 10/01/2049 17,369 15,337
3.00%, 10/01/2049 14,076 12,431
3.00%, 10/01/2049 19,920 17,588
3.00%, 11/01/2049 16,164 14,268
3.00%, 11/01/2049 20,419 18,028
3.00%, 11/01/2049 13,345 11,846
3.00%, 03/01/2050 20,097 17,744
3.00%, 04/01/2050 21,841 19,274
3.00%, 09/01/2050 23,928 21,080

Schedule of Investments
Core Fixed Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2052 $ 18,565 $ 16,406
3.50%, 06/01/2045 5,414 5,010
3.50%, 06/01/2046 14,608 13,590
3.50%, 08/01/2047 7,922 7,269
3.50%, 09/01/2047 33,815 30,780
3.50%, 12/01/2047 8,294 7,610
3.50%, 06/01/2049 30,866 28,323
3.50%, 07/01/2049 11,246 10,311
3.50%, 09/01/2049 9,272 8,499
3.50%, 09/01/2049 29,887 27,434
3.50%, 09/01/2049 9,417 8,634
3.50%, 11/01/2049 12,764 11,697
3.50%, 11/01/2049 14,323 13,259
3.50%, 12/01/2049 14,495 13,279
3.50%, 01/01/2050 40,739 37,394
3.50%, 02/01/2050 24,578 22,504
3.50%, 06/01/2050 24,351 22,332
3.50%, 08/01/2050 33,135 30,401
3.50%, 10/01/2050 31,807 29,024
3.50%, 01/01/2051 23,188 21,225
3.50%, 01/01/2051 33,379 30,623
3.50%, 04/01/2052 51,617 46,972
3.50%, 04/01/2052 37,283 33,861
4.00%, 11/01/2043 3,946 3,783
4.00%, 02/01/2044 8,834 8,448
4.00%, 09/01/2045 6,180 5,873
4.00%, 06/01/2046 12,253 11,711
4.00%, 10/01/2047 32,143 30,482
4.00%, 10/01/2048 9,356 8,874
4.00%, 03/01/2049 26,423 25,034
4.00%, 04/01/2049 29,207 27,661
4.00%, 06/01/2049 45,019 42,697
4.00%, 07/01/2049 6,833 6,474
4.00%, 08/01/2049 32,286 30,628
4.00%, 09/01/2049 5,932 5,653
4.00%, 10/01/2049 15,173 14,364
4.00%, 12/01/2049 25,246 24,074
4.00%, 01/01/2050 21,155 20,022
4.00%, 07/01/2050 46,584 44,181
4.00%, 02/01/2052 46,913 44,039
4.00%, 02/01/2052 41,107 38,422
4.00%, 02/01/2052 39,208 36,636
4.00%, 05/01/2052 46,817 43,839
4.00%, 05/01/2052 44,472 41,522
4.00%, 06/01/2052 38,661 36,266
4.50%, 06/01/2046 14,425 14,185
4.50%, 02/01/2049 6,695 6,515
4.50%, 07/01/2052 18,988 18,220
4.50%, 08/01/2052 39,671 38,396
4.50%, 08/01/2052 40,347 38,764
4.50%, 09/01/2052 41,056 39,737
4.50%, 09/01/2052 39,336 37,744
4.50%, 09/01/2052 39,851 38,287
4.50%, 10/01/2052 39,646 38,189
4.50%, 10/01/2052 25,088 24,066
4.50%, 11/01/2052 41,099 39,397
4.50%, 02/01/2053 39,155 37,496
5.00%, 10/01/2052 38,492 37,766
5.00%, 10/01/2052 24,270 23,811
5.00%, 02/01/2053 39,094 38,489
5.00%, 03/01/2053 40,285 39,524
5.00%, 07/01/2053 40,000 39,357
5.50%, 02/01/2053 38,142 38,104
$ 2,211,194
Government National Mortgage Association (GNMA) - 0 .12%
3.00%, 02/20/2046 13,424 12,184
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 20 .69%
0.63%, 08/15/2030 $ 40,000 $ 31,716
0.88%, 11/15/2030 40,000 32,223
1.13%, 02/28/2025 40,000 37,592
1.13%, 02/28/2027 40,000 35,747
1.13%, 02/15/2031 45,000 36,803
1.13%, 08/15/2040 55,000 34,581
1.25%, 08/31/2024 40,000 38,275
1.25%, 08/15/2031 45,000 36,654
1.25%, 05/15/2050 65,000 35,435
1.38%, 08/31/2023 40,000 39,870
1.38%, 11/15/2031 45,000 36,819
1.38%, 08/15/2050 65,000 36,629
1.50%, 08/15/2026 40,000 36,620
1.50%, 02/15/2030 40,000 34,117
1.63%, 02/15/2026 40,000 37,117
1.63%, 08/15/2029 40,000 34,781
1.63%, 11/15/2050 60,000 36,143
1.75%, 11/15/2029 40,000 34,955
1.75%, 08/15/2041 50,000 34,467
1.88%, 02/15/2032 45,000 38,217
1.88%, 02/15/2051 55,000 35,322
1.88%, 11/15/2051 55,000 35,189
2.00%, 11/15/2026 40,000 37,033
2.00%, 02/15/2050 55,000 36,616
2.00%, 08/15/2051 55,000 36,364
2.13%, 05/15/2025 40,000 38,042
2.25%, 11/15/2024 40,000 38,500
2.25%, 08/15/2027 40,000 36,970
2.25%, 11/15/2027 40,000 36,844
2.25%, 08/15/2046 50,000 35,566
2.25%, 08/15/2049 50,000 35,301
2.25%, 02/15/2052 50,000 35,076
2.38%, 02/29/2024 40,000 39,313
2.38%, 11/15/2049 40,000 29,022
2.38%, 05/15/2051 50,000 36,094
2.63%, 02/15/2029 40,000 36,966
2.75%, 11/15/2023 40,000 39,700
2.75%, 02/15/2028 40,000 37,556
2.75%, 08/15/2032 40,000 36,314
2.75%, 08/15/2042 40,000 32,305
2.75%, 08/15/2047 45,000 35,223
2.88%, 08/15/2028 40,000 37,634
2.88%, 05/15/2032 40,000 36,744
2.88%, 05/15/2049 45,000 36,171
2.88%, 05/15/2052 45,000 36,237
3.00%, 09/30/2025 40,000 38,514
3.00%, 11/15/2045 45,000 37,020
3.00%, 08/15/2048 45,000 36,925
3.00%, 08/15/2052 45,000 37,185
3.13%, 11/15/2028 40,000 38,025
3.38%, 05/15/2033 40,000 38,156
3.50%, 02/15/2033 40,000 38,550
3.63%, 02/15/2044 40,000 36,666
3.63%, 02/15/2053 40,000 37,306
3.63%, 05/15/2053 30,000 28,027
3.75%, 11/15/2043 40,000 37,384
4.00%, 11/15/2052 40,000 39,962
4.13%, 11/15/2032 35,000 35,405
$ 2,103,988
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,357,369
Total Investments $ 10,092,279
Other Assets and Liabilities -  0.74% 75,334
TOTAL NET ASSETS - 100.00% $ 10,167,613

Schedule of Investments
Core Fixed Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,636 or
0.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(e) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $822,559 or 8.09% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,385 or 0.04% of net assets.
(j) Non-income producing security
(k) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary
Sector Percent
Mortgage Securities 22 .17%
Financial 20 .81%
Government 20 .69%
Utilities 8 .62%
Consumer, Non-cyclical 4 .89%
Asset Backed Securities 4 .63%
Communications 4 .16%
Money Market Funds 3 .24%
Industrial 2 .89%
Energy 2 .83%
Consumer, Cyclical 1 .97%
Technology 1 .62%
Basic Materials 0 .74%
Other Assets and Liabilities
0 .74%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 1,639,883 $ 1,314,884 $ 324,999
Principal Government Money Market Fund - Institutional Class 5.14% 239,007 379,839 618,846 —
$ 239,007 $ 2,019,722 $ 1,933,730 $ 324,999
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 10,731 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 1,238 — — —
$ 11,969 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 21,252 0.21%
Total $ 21,252 0.21%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .53 % Shares Held Value (000's)
Money Market Funds - 3 .53%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
8,970,887 $ 8,971
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(c)
12,375,960 12,376
$ 21,347
TOTAL INVESTMENT COMPANIES $ 21,347
COMMON STOCKS - 0 .02 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
3,500 $ —
Oil & Gas - 0 .01%
Mesquite Energy Inc
(d),(e)
407 29
Retail - 0 .01%
Claire's Holdings LLC
(d)
232 78
TOTAL COMMON STOCKS $ 107
PREFERRED STOCKS - 0 .56 % Shares Held Value (000's)
Sovereign - 0 .56%
CoBank ACB 6.20%, 01/01/2025
(f)
35,000 $ 3,378
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,378
BONDS - 50 .53%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .61%
Boeing Co/The
1.95%, 02/01/2024 $ 3,190 $ 3,126
2.20%, 02/04/2026 1,780 1,643
3.75%, 02/01/2050 625 475
4.88%, 05/01/2025 845 834
Bombardier Inc
7.13%, 06/15/2026
(g)
80 79
HEICO Corp
5.25%, 08/01/2028 475 474
Lockheed Martin Corp
5.70%, 11/15/2054 455 499
RTX Corp
4.13%, 11/16/2028 1,700 1,632
TransDigm Inc
4.88%, 05/01/2029 120 108
6.25%, 03/15/2026
(g)
20 20
7.50%, 03/15/2027 165 165
Triumph Group Inc
7.75%, 08/15/2025 165 159
9.00%, 03/15/2028
(g)
495 508
$ 9,722
Agriculture - 0 .34%
BAT Capital Corp
7.08%, 08/02/2053
(h)
140 142
BAT International Finance PLC
5.93%, 02/02/2029
(h)
465 465
Cargill Inc
4.88%, 10/10/2025
(g)
865 860
Reynolds American Inc
5.70%, 08/15/2035 635 599
$ 2,066
Airlines - 0 .28%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 27 24
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
40 39
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(g)
643 630
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
325 307
Southwest Airlines Co
5.25%, 05/04/2025 605 601
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines Inc
4.38%, 04/15/2026
(g)
$ 75 $ 71
$ 1,672
Automobile Asset Backed Securities - 6 .70%
Ally Auto Receivables Trust 2022-2
4.62%, 10/15/2025 1,854 1,847
Ally Auto Receivables Trust 2023-1
5.46%, 05/15/2028 1,360 1,370
AmeriCredit Automobile Receivables Trust 2022-2
6.22%, 12/18/2025 1,380 1,383
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 2,600 2,599
BMW Vehicle Owner Trust 2023-A
5.47%, 02/25/2028 1,760 1,767
Capital One Prime Auto Receivables Trust 2022-1
2.71%, 06/16/2025 782 775
Carmax Auto Owner Trust 2020-1
1.89%, 12/16/2024 228 227
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 146 146
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 1,400 1,396
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 11 11
Ford Credit Auto Owner Trust 2022-C
5.59%, 04/15/2025 1,734 1,734
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Ford Credit Auto Owner Trust 2023-A
5.14%, 03/15/2026 2,050 2,041
Ford Credit Auto Owner Trust 2023-B
5.23%, 05/15/2028 3,850 3,853
GM Financial Automobile Leasing Trust 2023-1
5.27%, 06/20/2025 1,035 1,032
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 905 902
GM Financial Consumer Automobile Receivables
Trust 2023-2
5.10%, 05/18/2026 1,220 1,214
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 790 792
GMF Floorplan Owner Revolving Trust
5.34%, 06/15/2028
(g)
1,790 1,790
Hyundai Auto Lease Securitization Trust 2022-B
5.69%, 10/15/2024
(g)
469 469
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Hyundai Auto Receivables Trust 2023-A
5.19%, 12/15/2025 1,350 1,345
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 1,700 1,704
Nissan Auto Receivables 2022-B Owner Trust
4.50%, 08/15/2025 1,714 1,704
Santander Drive Auto Receivables Trust 2022-6
4.37%, 05/15/2025 702 701
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 875 874
Santander Drive Auto Receivables Trust 2023-1
5.36%, 05/15/2026 1,786 1,782
Santander Drive Auto Receivables Trust 2023-3
5.61%, 10/15/2027 3,530 3,522
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(g)
2,465 2,402

Schedule of Investments
Core Plus Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Toyota Auto Receivables 2022-B Owner Trust
5.56%, 01/15/2025 $ 511 $ 511
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
World Omni Auto Receivables Trust 2021-A
0.30%, 01/15/2026 636 618
$ 40,511
Automobile Manufacturers - 0 .56%
Ford Motor Co
3.25%, 02/12/2032 530 419
9.63%, 04/22/2030 20 23
Ford Motor Credit Co LLC
3.38%, 11/13/2025 470 440
General Motors Financial Co Inc
1.20%, 10/15/2024 475 450
1.25%, 01/08/2026 1,100 991
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028
(g)
1,100 1,088
$ 3,411
Automobile Parts & Equipment - 0 .02%
Dana Inc
5.38%, 11/15/2027 155 148
Banks - 8 .46%
Banco Santander SA
2.75%, 05/28/2025 1,600 1,514
Bank of America Corp
1.66%, 03/11/2027
(i)
1,250 1,127
Secured Overnight Financing Rate + 0.91%
2.48%, 09/21/2036
(i)
2,600 1,993
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(i)
1,635 1,158
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(i)
861 713
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(i)
200 172
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.18%, 11/25/2027 750 715
4.20%, 08/26/2024 435 428
4.83%, 07/22/2026
(i)
1,000 987
Secured Overnight Financing Rate + 1.75%
Bank of New York Mellon Corp/The
4.97%, 04/26/2034
(i)
875 852
Secured Overnight Financing Rate + 1.61%
Barclays PLC
2.28%, 11/24/2027
(i)
500 445
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(i)
1,100 1,038
Secured Overnight Financing Rate + 2.71%
5.20%, 05/12/2026 500 487
7.75%, 09/15/2023
(f),(i),(j)
505 503
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.22%, 06/09/2026
(g),(i)
800 748
Secured Overnight Financing Rate + 2.07%
Citigroup Inc
3.11%, 04/08/2026
(i)
1,125 1,077
Secured Overnight Financing Rate + 2.84%
3.20%, 10/21/2026 650 609
3.79%, 03/17/2033
(i)
1,275 1,127
Secured Overnight Financing Rate + 1.94%
5.61%, 09/29/2026
(i)
1,195 1,192
Secured Overnight Financing Rate + 1.55%
6.27%, 11/17/2033
(i)
1,350 1,433
Secured Overnight Financing Rate + 2.34%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Suisse AG/New York NY
2.95%, 04/09/2025 $ 2,585 $ 2,446
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(i)
1,700 1,688
Secured Overnight Financing Rate + 2.16%
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 1,425 1,408
3.85%, 01/26/2027 2,403 2,293
5.70%, 11/01/2024 315 315
HSBC Holdings PLC
4.25%, 03/14/2024 840 830
JPMorgan Chase & Co
2.08%, 04/22/2026
(i)
1,435 1,349
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(f),(i)
390 369
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.91%, 07/25/2033
(i)
2,055 2,008
Secured Overnight Financing Rate + 2.08%
5.35%, 06/01/2034
(i)
500 504
Secured Overnight Financing Rate + 1.85%
KeyBank NA/Cleveland OH
4.15%, 08/08/2025 250 239
Lloyds Banking Group PLC
3.87%, 07/09/2025
(i)
1,900 1,859
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.99%, 12/10/2026
(i)
4,490 4,017
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(i)
1,140 874
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 2,000 1,933
5.00%, 11/24/2025 995 983
Popular Inc
6.13%, 09/14/2023 145 145
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(i)
1,175 1,132
Secured Overnight Financing Rate + 0.79%
Standard Chartered PLC
2.82%, 01/30/2026
(g),(i)
430 408
3 Month USD LIBOR + 1.21%
State Street Corp
4.82%, 01/26/2034
(i)
270 260
Secured Overnight Financing Rate + 1.57%
Toronto-Dominion Bank/The
4.69%, 09/15/2027 1,000 981
Truist Financial Corp
5.90%, 10/28/2026
(i)
560 559
Secured Overnight Financing Rate + 1.63%
UBS Group AG
1.36%, 01/30/2027
(g),(i)
460 408
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
2.19%, 06/05/2026
(g),(i)
750 696
Secured Overnight Financing Rate + 2.04%
4.75%, 05/12/2028
(g),(i)
320 307
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
UniCredit SpA
1.98%, 06/03/2027
(g),(i)
600 532
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 500 495
4.61%, 04/25/2053
(i)
985 865
Secured Overnight Financing Rate + 2.13%

Schedule of Investments
Core Plus Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
4.90%, 07/25/2033
(i)
$ 45 $ 43
Secured Overnight Financing Rate + 2.10%
5.56%, 07/25/2034
(i)
675 678
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(i)
325 327
Secured Overnight Financing Rate + 1.74%
Westpac Banking Corp
4.11%, 07/24/2034
(i)
125 110
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 2,160 1,784
$ 51,163
Beverages - 0 .96%
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 1,260 1,168
4.60%, 04/15/2048 955 873
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(g)
215 198
Coca-Cola Icecek AS
4.50%, 01/20/2029
(g)
450 405
Constellation Brands Inc
3.70%, 12/06/2026 1,140 1,091
4.75%, 05/09/2032 955 923
PepsiCo Inc
1.95%, 10/21/2031 500 412
4.20%, 07/18/2052 140 130
4.45%, 02/15/2033
(k)
600 602
$ 5,802
Biotechnology - 0 .38%
Amgen Inc
5.15%, 03/02/2028 530 530
5.25%, 03/02/2030 490 493
5.60%, 03/02/2043 290 289
CSL Finance PLC
4.75%, 04/27/2052
(g)
1,040 959
$ 2,271
Building Materials - 0 .35%
Builders FirstSource Inc
4.25%, 02/01/2032
(g)
375 326
Cemex SAB de CV
3.88%, 07/11/2031
(g)
350 302
9.13%, 03/14/2028
(f),(g),(i)
525 546
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.91%
GCC SAB de CV
3.61%, 04/20/2032
(g)
300 255
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
699 666
$ 2,095
Chemicals - 0 .52%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
365 315
6.50%, 05/15/2026
(g)
150 142
Ecolab Inc
2.70%, 12/15/2051 1,070 699
Element Solutions Inc
3.88%, 09/01/2028
(g)
317 280
MEGlobal Canada ULC
5.88%, 05/18/2030 350 355
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
375 301
Sasol Financing USA LLC
8.75%, 05/03/2029
(g)
775 775
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Sherwin-Williams Co/The
4.25%, 08/08/2025 $ 300 $ 294
$ 3,161
Commercial Mortgage Backed Securities - 1 .27%
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 398
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,304
COMM 2013-CCRE6 Mortgage Trust
3.86%, 03/10/2046
(g),(l)
464 330
GS Mortgage Securities Trust 2013-GC16
5.33%, 11/10/2046
(l)
800 768
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 2,812
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.56%, 04/15/2047
(l),(m)
13,899 33
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.85%, 11/15/2047
(l),(m)
6,725 41
LB-UBS Commercial Mortgage Trust 2005-C3
0.57%, 07/15/2040
(g),(l),(m)
956 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.21%, 08/15/2046
(l),(m)
4,064 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
0.87%, 06/15/2047
(l),(m)
14,745 38
SREIT Trust 2021-MFP
6.07%, 11/15/2038
(g)
1,000 980
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
SREIT Trust 2021-MFP2
6.16%, 11/15/2036
(g)
1,000 981
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.94%
$ 7,685
Commercial Services - 0 .64%
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
395 372
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 300 329
Garda World Security Corp
4.63%, 02/15/2027
(g)
130 120
PayPal Holdings Inc
3.25%, 06/01/2050 900 649
3.90%, 06/01/2027
(k)
800 775
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
225 199
6.25%, 01/15/2028
(g)
190 179
United Rentals North America Inc
3.88%, 02/15/2031 125 108
4.88%, 01/15/2028 249 237
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
505 470
Williams Scotsman International Inc
6.13%, 06/15/2025
(g)
201 200
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
300 256
$ 3,894
Computers - 0 .52%
Apple Inc
4.65%, 02/23/2046 1,000 981
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(g)
350 249
6.10%, 07/15/2027 1,220 1,257

Schedule of Investments
Core Plus Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
NCR Corp
5.13%, 04/15/2029
(g)
$ 370 $ 331
Seagate HDD Cayman
8.50%, 07/15/2031
(g)
25 26
9.63%, 12/01/2032
(g)
259 287
$ 3,131
Consumer Products - 0 .07%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
465 432
Credit Card Asset Backed Securities - 0 .85%
BA Credit Card Trust
0.34%, 05/15/2026 2,185 2,143
Discover Card Execution Note Trust
4.93%, 06/15/2028 3,020 3,010
$ 5,153
Diversified Financial Services - 2 .03%
AerCap Holdings NV
5.88%, 10/10/2079
(i)
355 343
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 1,275 1,147
3.00%, 10/29/2028 1,345 1,174
3.15%, 02/15/2024 2,825 2,780
4.50%, 09/15/2023 196 196
Air Lease Corp
1.88%, 08/15/2026 1,325 1,187
2.88%, 01/15/2026 1,195 1,118
Ally Financial Inc
5.80%, 05/01/2025 505 498
Aviation Capital Group LLC
1.95%, 09/20/2026
(g)
1,850 1,620
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
285 279
6.63%, 03/15/2026
(k)
350 343
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(l),(n)
382 360
ILFC E-Capital Trust II
7.31%, 12/21/2065
(g),(l)
155 111
LPL Holdings Inc
4.00%, 03/15/2029
(g)
10 9
Macquarie Airfinance Holdings Ltd
8.38%, 05/01/2028
(g)
230 234
OneMain Finance Corp
3.50%, 01/15/2027 145 125
4.00%, 09/15/2030 65 51
6.63%, 01/15/2028 70 66
6.88%, 03/15/2025 395 394
SLM Corp
3.13%, 11/02/2026 290 255
$ 12,290
Electric - 2 .74%
Abu Dhabi National Energy Co PJSC
4.70%, 04/24/2033
(g)
200 199
Ameren Illinois Co
3.85%, 09/01/2032 189 173
Avangrid Inc
3.20%, 04/15/2025 1,115 1,064
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
140 116
3.75%, 01/15/2032
(g)
130 106
4.75%, 03/15/2028
(g)
170 158
CMS Energy Corp
3.00%, 05/15/2026 275 257
4.70%, 03/31/2043 110 96
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Colbun SA
3.15%, 03/06/2030
(g)
$ 200 $ 173
Commonwealth Edison Co
4.00%, 03/01/2049 405 330
DTE Electric Co
3.65%, 03/01/2052 135 104
3.95%, 03/01/2049 100 82
DTE Energy Co
4.22%, 11/01/2024
(l)
1,000 981
Duke Energy Carolinas LLC
3.55%, 03/15/2052 225 168
3.75%, 06/01/2045 500 393
Edison International
4.70%, 08/15/2025 432 423
Elwood Energy LLC
8.16%, 07/05/2026 30 26
Enel Chile SA
4.88%, 06/12/2028 405 390
Eversource Energy
5.45%, 03/01/2028 535 543
FirstEnergy Corp
2.25%, 09/01/2030 640 515
Florida Power & Light Co
4.05%, 10/01/2044 615 528
ITC Holdings Corp
4.95%, 09/22/2027
(g)
470 465
Korea Electric Power Corp
5.38%, 04/06/2026
(g)
250 249
Louisville Gas and Electric Co
5.45%, 04/15/2033 309 316
Monongahela Power Co
3.55%, 05/15/2027
(g)
715 670
National Rural Utilities Cooperative Finance Corp
5.45%, 10/30/2025 360 361
NextEra Energy Capital Holdings Inc
4.45%, 06/20/2025 400 394
6.05%, 03/01/2025 105 106
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
65 64
Northern States Power Co/MN
5.10%, 05/15/2053 350 342
NRG Energy Inc
3.88%, 02/15/2032
(g)
380 294
NSTAR Electric Co
4.95%, 09/15/2052 45 44
Oncor Electric Delivery Co LLC
4.95%, 09/15/2052 160 153
Oryx Funding Ltd
5.80%, 02/03/2031
(g)
350 343
5.80%, 02/03/2031 200 196
Pacific Gas and Electric Co
1.70%, 11/15/2023 50 49
4.20%, 06/01/2041 535 396
PECO Energy Co
4.38%, 08/15/2052 248 218
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
3.88%, 07/17/2029
(g)
500 460
Public Service Co of Colorado
4.50%, 06/01/2052 132 114
Public Service Enterprise Group Inc
5.85%, 11/15/2027 450 461
Southern California Edison Co
3.65%, 02/01/2050 810 607
4.20%, 03/01/2029 460 439
4.88%, 03/01/2049 500 445
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/2027 650 622

Schedule of Investments
Core Plus Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Tucson Electric Power Co
4.85%, 12/01/2048 $ 100 $ 88
Vistra Corp
7.00%, 12/15/2026
(f),(g),(i)
160 142
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
345 304
WEC Energy Group Inc
4.75%, 01/09/2026 400 394
5.00%, 09/27/2025 574 570
5.15%, 10/01/2027 417 417
$ 16,548
Electrical Components & Equipment - 0 .10%
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
250 253
7.25%, 06/15/2028
(g)
365 372
$ 625
Electronics - 0 .09%
Imola Merger Corp
4.75%, 05/15/2029
(g)
190 167
Sensata Technologies BV
4.00%, 04/15/2029
(g)
405 358
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
39 33
$ 558
Engineering & Construction - 0 .28%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
795 669
IHS Holding Ltd
6.25%, 11/29/2028
(g)
325 268
Mexico City Airport Trust
4.25%, 10/31/2026
(g)
250 239
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(g)
575 526
$ 1,702
Entertainment - 0 .63%
Boyne USA Inc
4.75%, 05/15/2029
(g)
340 310
Caesars Entertainment Inc
6.25%, 07/01/2025
(g)
335 333
CCM Merger Inc
6.38%, 05/01/2026
(g)
255 248
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(g)
525 487
Cinemark USA Inc
5.25%, 07/15/2028
(g),(k)
370 324
8.75%, 05/01/2025
(g)
99 100
International Game Technology PLC
5.25%, 01/15/2029
(g)
445 423
Resorts World Las Vegas LLC / RWLV Capital Inc
8.45%, 07/27/2030
(g)
650 649
Warnermedia Holdings Inc
3.76%, 03/15/2027 375 351
5.05%, 03/15/2042 505 420
5.14%, 03/15/2052 205 167
$ 3,812
Environmental Control - 0 .29%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
400 356
Waste Connections Inc
2.20%, 01/15/2032 545 440
4.20%, 01/15/2033 400 374
Waste Management Inc
4.63%, 02/15/2030 600 592
$ 1,762
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 1 .52%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(g)
$ 300 $ 261
4.63%, 01/15/2027
(g)
280 265
B&G Foods Inc
5.25%, 04/01/2025 135 129
Cencosud SA
4.38%, 07/17/2027
(g)
475 451
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
3.63%, 01/15/2032
(g)
600 497
4.38%, 02/02/2052
(g)
1,421 1,023
Kraft Heinz Foods Co
3.75%, 04/01/2030 220 204
4.88%, 10/01/2049 1,180 1,075
MARB BondCo PLC
3.95%, 01/29/2031
(k)
325 241
Mars Inc
4.55%, 04/20/2028
(g)
550 541
4.75%, 04/20/2033
(g)
875 864
Nestle Holdings Inc
4.13%, 10/01/2027
(g)
700 683
Pilgrim's Pride Corp
3.50%, 03/01/2032 180 145
4.25%, 04/15/2031 2,360 2,041
Post Holdings Inc
4.50%, 09/15/2031
(g)
320 273
4.63%, 04/15/2030
(g)
35 31
Sysco Corp
3.30%, 07/15/2026 475 452
$ 9,176
Forest Products & Paper - 0 .04%
Inversiones CMPC SA
6.13%, 06/23/2033
(g)
250 254
Gas - 0 .18%
NiSource Inc
0.95%, 08/15/2025 1,000 916
5.25%, 03/30/2028 180 180
$ 1,096
Healthcare - Products - 0 .15%
Abbott Laboratories
1.40%, 06/30/2030
(k)
325 267
Boston Scientific Corp
3.45%, 03/01/2024 344 339
4.55%, 03/01/2039 297 275
$ 881
Healthcare - Services - 0 .87%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
295 273
Centene Corp
2.63%, 08/01/2031 2,345 1,875
4.25%, 12/15/2027 405 382
CHS/Community Health Systems Inc
8.00%, 03/15/2026
(g)
130 128
HCA Inc
3.13%, 03/15/2027
(g)
935 862
3.50%, 07/15/2051 470 323
Tenet Healthcare Corp
6.13%, 06/15/2030 310 301
6.75%, 05/15/2031
(g)
70 70
UnitedHealth Group Inc
4.75%, 05/15/2052 715 673
5.88%, 02/15/2053 320 352
$ 5,239
Home Builders - 0 .14%
Beazer Homes USA Inc
6.75%, 03/15/2025 130 129

Schedule of Investments
Core Plus Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Forestar Group Inc
3.85%, 05/15/2026
(g)
$ 55 $ 51
5.00%, 03/01/2028
(g)
380 352
Lennar Corp
4.75%, 05/30/2025 300 295
$ 827
Home Equity Asset Backed Securities - 0 .04%
First NLC Trust 2005-1
2.15%, 05/25/2035 172 143
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.61%
Saxon Asset Securities Trust 2004-1
2.30%, 03/25/2035 207 116
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
$ 259
Insurance - 0 .87%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
360 310
7.00%, 11/15/2025
(g)
225 217
American International Group Inc
3.90%, 04/01/2026 43 42
Arch Capital Group Ltd
3.64%, 06/30/2050 835 611
Arthur J Gallagher & Co
3.50%, 05/20/2051 810 578
5.50%, 03/02/2033 100 101
Chubb INA Holdings Inc
3.35%, 05/03/2026 619 595
Corebridge Financial Inc
4.40%, 04/05/2052 555 445
Markel Group Inc
4.30%, 11/01/2047 350 279
MassMutual Global Funding II
4.15%, 08/26/2025
(g)
1,140 1,111
MetLife Inc
5.00%, 07/15/2052 350 328
Pricoa Global Funding I
3.45%, 09/01/2023
(g),(k)
659 658
$ 5,275
Internet - 0 .45%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(k)
450 366
Amazon.com Inc
3.10%, 05/12/2051 675 494
4.55%, 12/01/2027 500 500
Baidu Inc
1.72%, 04/09/2026 300 271
Meta Platforms Inc
4.45%, 08/15/2052 390 340
Netflix Inc
4.88%, 04/15/2028 150 148
5.88%, 11/15/2028 120 124
Prosus NV
4.19%, 01/19/2032
(g)
575 487
$ 2,730
Investment Companies - 0 .18%
Blackstone Private Credit Fund
4.70%, 03/24/2025
(k)
610 590
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
360 328
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 15 12
4.75%, 09/15/2024 165 160
$ 1,090
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 0 .17%
CSN Resources SA
4.63%, 06/10/2031
(k)
$ 300 $ 238
Nucor Corp
3.85%, 04/01/2052 200 156
Vale Overseas Ltd
6.13%, 06/12/2033 605 608
$ 1,002
Leisure Products & Services - 0 .18%
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
75 82
Life Time Inc
5.75%, 01/15/2026
(g)
470 461
NCL Corp Ltd
3.63%, 12/15/2024
(g)
85 82
5.88%, 02/15/2027
(g)
160 156
NCL Finance Ltd
6.13%, 03/15/2028
(g)
195 177
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(g)
110 104
$ 1,062
Lodging - 0 .62%
Marriott International Inc/MD
2.75%, 10/15/2033 1,200 953
3.60%, 04/15/2024 695 685
5.00%, 10/15/2027 685 681
Sands China Ltd
3.75%, 08/08/2031
(k)
495 415
4.30%, 01/08/2026 350 334
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(g)
555 527
Wynn Macau Ltd
5.63%, 08/26/2028
(g)
200 178
$ 3,773
Machinery - Diversified - 0 .11%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(g)
342 342
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 355 338
$ 680
Media - 1 .10%
AMC Networks Inc
4.75%, 08/01/2025 501 444
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
654 554
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 1,170 790
3.75%, 02/15/2028 1,490 1,364
4.91%, 07/23/2025 485 476
Comcast Corp
5.50%, 11/15/2032 1,250 1,296
CSC Holdings LLC
4.50%, 11/15/2031
(g)
200 143
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
75 68
DISH DBS Corp
5.88%, 11/15/2024 190 173
7.38%, 07/01/2028 380 214
DISH Network Corp
11.75%, 11/15/2027
(g)
120 121
Paramount Global
4.75%, 05/15/2025 103 101
Sirius XM Radio Inc
4.00%, 07/15/2028
(g)
435 379

Schedule of Investments
Core Plus Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
UPC Holding BV
5.50%, 01/15/2028
(g)
$ 345 $ 307
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
210 195
$ 6,625
Mining - 0 .23%
Hudbay Minerals Inc
4.50%, 04/01/2026
(g)
220 209
6.13%, 04/01/2029
(g)
110 105
IAMGOLD Corp
5.75%, 10/15/2028
(g)
175 135
Indonesia Asahan Aluminium PT / Mineral Industri
Indonesia Persero PT
4.75%, 05/15/2025 500 489
New Gold Inc
7.50%, 07/15/2027
(g)
180 172
Novelis Corp
3.25%, 11/15/2026
(g)
40 36
4.75%, 01/30/2030
(g)
130 117
Taseko Mines Ltd
7.00%, 02/15/2026
(g)
130 120
$ 1,383
Miscellaneous Manufacturers - 0 .06%
Parker-Hannifin Corp
4.25%, 09/15/2027 360 351
Mortgage Backed Securities - 1 .71%
Fannie Mae REMIC Trust 2005-W2
5.38%, 05/25/2035 11 11
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.31%
Fannie Mae REMICS
0.92%, 08/25/2043
(m)
1,426 146
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.97%, 12/25/2042
(m)
5,257 572
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
0.97%, 01/25/2048
(m)
1,893 228
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 04/25/2027
(m)
586 23
3.00%, 09/25/2050
(m)
2,231 337
3.50%, 09/25/2027
(m)
884 41
3.50%, 11/25/2027
(m)
239 10
3.50%, 05/25/2028
(m)
244 8
4.00%, 04/25/2043
(m)
177 14
Freddie Mac REMICS
0.87%, 10/15/2046
(m)
3,090 257
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.97%, 06/25/2050
(m)
2,698 300
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.47%, 05/15/2026
(m)
60 —
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
2.00%, 02/15/2036 87 82
3.00%, 05/15/2027
(m)
498 17
3.00%, 10/15/2027
(m)
163 7
3.00%, 02/15/2029
(m)
922 32
3.50%, 02/15/2028
(m)
484 21
3.50%, 01/15/2040
(m)
296 5
3.50%, 03/15/2041
(m)
840 45
5.63%, 05/15/2049 2,665 2,579
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae
0.43%, 04/20/2052
(m)
$ 2,752 $ 253
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.50%
0.68%, 11/20/2040
(m)
1,352 124
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.68%, 05/20/2046
(m)
312 34
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.71%, 12/16/2043
(m)
3,043 254
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.78%, 08/20/2044
(m)
1,147 114
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
0.78%, 03/20/2047
(m)
1,355 151
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
0.83%, 10/20/2045
(m)
1,099 124
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.83%, 08/20/2047
(m)
548 59
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.83%, 08/20/2047
(m)
4,326 642
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.83%, 08/20/2047
(m)
1,592 157
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.83%, 11/20/2047
(m)
785 83
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.88%, 06/20/2045
(m)
1,497 164
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
0.88%, 10/20/2047
(m)
1,289 130
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
0.93%, 08/20/2050
(m)
2,822 343
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.93%, 09/20/2050
(m)
3,010 364
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.93%, 11/20/2050
(m)
1,916 240
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.93%, 08/20/2051
(m)
1,791 207
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.19%, 04/20/2041
(m)
556 58
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
2.50%, 12/20/2050
(m)
2,759 369
3.00%, 07/20/2050
(m)
644 91
3.00%, 11/20/2050
(m)
1,578 229
3.00%, 11/20/2050
(m)
2,358 341
3.00%, 11/20/2050
(m)
2,658 429
3.50%, 02/20/2040
(m)
47 —
3.50%, 01/20/2043
(m)
2,133 317
3.50%, 10/20/2049
(m)
945 151
4.00%, 03/16/2039
(m)
284 8
4.00%, 09/20/2040
(m)
645 41
4.50%, 05/16/2043
(m)
882 156
$ 10,368

Schedule of Investments
Core Plus Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 1 .06%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(g)
$ 775 $ 769
Antero Resources Corp
7.63%, 02/01/2029
(g)
226 231
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
275 269
Comstock Resources Inc
5.88%, 01/15/2030
(g)
430 381
Continental Resources Inc/OK
3.80%, 06/01/2024 515 505
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
265 261
Ecopetrol SA
8.88%, 01/13/2033 790 810
MEG Energy Corp
7.13%, 02/01/2027
(g)
285 289
Occidental Petroleum Corp
5.88%, 09/01/2025 1,010 1,012
Petrobras Global Finance BV
5.50%, 06/10/2051 375 297
Petroleos Mexicanos
6.70%, 02/16/2032 703 542
QatarEnergy
2.25%, 07/12/2031
(g)
275 229
Saudi Arabian Oil Co
3.25%, 11/24/2050
(g)
300 210
Southwestern Energy Co
4.75%, 02/01/2032 245 218
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
(g)
275 249
Tullow Oil PLC
10.25%, 05/15/2026
(g)
200 162
$ 6,434
Oil & Gas Services - 0 .08%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
500 471
Other Asset Backed Securities - 0 .41%
Chase Funding Trust Series 2003-5
6.01%, 07/25/2033 612 582
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
Chase Funding Trust Series 2004-1
5.87%, 12/25/2033 16 15
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.57%
DLLST 2022-1 LLC
2.79%, 01/22/2024
(g)
233 233
HPEFS Equipment Trust 2022-2
3.15%, 09/20/2029
(g)
1,552 1,539
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 130 129
$ 2,498
Packaging & Containers - 0 .31%
Ardagh Packaging Finance PLC / Ardagh Holdings
USA Inc
4.13%, 08/15/2026
(g)
390 365
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
200 185
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
225 215
8.75%, 04/15/2030
(g)
160 145
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 356 372
Graphic Packaging International LLC
4.13%, 08/15/2024 125 122
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
LABL Inc
5.88%, 11/01/2028
(g)
$ 205 $ 187
6.75%, 07/15/2026
(g)
185 182
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026
(g)
125 125
$ 1,898
Pharmaceuticals - 1 .32%
AbbVie Inc
2.60%, 11/21/2024 550 529
4.05%, 11/21/2039 1,000 871
AdaptHealth LLC
5.13%, 03/01/2030
(g)
75 62
Becton Dickinson & Co
4.69%, 02/13/2028 1,385 1,370
BellRing Brands Inc
7.00%, 03/15/2030
(g)
275 276
Bristol-Myers Squibb Co
4.13%, 06/15/2039 415 373
Cigna Group/The
4.90%, 12/15/2048 165 152
CVS Health Corp
4.30%, 03/25/2028 98 95
4.88%, 07/20/2035 570 541
5.05%, 03/25/2048 260 237
5.13%, 02/21/2030 600 597
Eli Lilly & Co
4.70%, 02/27/2033 440 444
Jazz Securities DAC
4.38%, 01/15/2029
(g)
285 253
Pfizer Investment Enterprises Pte Ltd
5.11%, 05/19/2043 460 457
Viatris Inc
1.65%, 06/22/2025 175 162
Zoetis Inc
3.00%, 09/12/2027 660 616
4.45%, 08/20/2048 1,035 919
$ 7,954
Pipelines - 1 .89%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
340 319
5.75%, 03/01/2027
(g)
255 247
CNX Midstream Partners LP
4.75%, 04/15/2030
(g)
415 360
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
475 451
Energy Transfer LP
3.75%, 05/15/2030 840 761
4.50%, 04/15/2024 575 569
5.15%, 03/15/2045 1,625 1,403
5.55%, 02/15/2028 1,065 1,069
Enterprise Products Operating LLC
3.13%, 07/31/2029 500 450
4.20%, 01/31/2050 515 426
EQM Midstream Partners LP
6.00%, 07/01/2025
(g)
89 88
7.50%, 06/01/2027
(g)
155 157
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(g)
255 236
2.16%, 03/31/2034
(g)
266 226
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
450 395
5.63%, 02/15/2026
(g)
345 340
Kinder Morgan Inc
1.75%, 11/15/2026 1,235 1,104

Schedule of Investments
Core Plus Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Kinetik Holdings LP
5.88%, 06/15/2030
(g)
$ 310 $ 298
NuStar Logistics LP
5.75%, 10/01/2025 150 147
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 442
5.00%, 03/15/2027 275 272
5.75%, 05/15/2024 321 320
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(g)
40 33
Venture Global LNG Inc
8.38%, 06/01/2031
(g)
115 117
Williams Cos Inc/The
4.55%, 06/24/2024 1,225 1,211
$ 11,441
Private Equity - 0 .03%
Brookfield Finance Inc
4.00%, 04/01/2024 181 179
REITs - 1 .02%
American Tower Corp
1.30%, 09/15/2025 445 405
5.50%, 03/15/2028 335 337
Cibanco SA Ibm / PLA Administradora Industrial S
de RL de CV
4.96%, 07/18/2029
(g)
300 283
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
425 384
3.75%, 09/15/2030
(g)
268 214
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028 1,245 1,060
Kimco Realty OP LLC
3.20%, 04/01/2032 515 432
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
373 314
Mid-America Apartments LP
2.88%, 09/15/2051 646 414
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
70 61
5.88%, 10/01/2028
(g)
25 23
7.50%, 06/01/2025
(g)
230 231
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(g)
230 221
4.13%, 08/15/2030
(g)
1,550 1,374
XHR LP
4.88%, 06/01/2029
(g)
256 223
6.38%, 08/15/2025
(g)
165 162
$ 6,138
Retail - 0 .34%
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(g)
155 157
Bath & Body Works Inc
5.25%, 02/01/2028 380 362
6.63%, 10/01/2030
(g)
200 193
9.38%, 07/01/2025
(g)
41 44
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
345 301
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(g)
325 305
Patrick Industries Inc
4.75%, 05/01/2029
(g)
125 108
7.50%, 10/15/2027
(g)
260 255
Walmart Inc
4.50%, 04/15/2053 325 313
$ 2,038
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 0 .35%
Broadcom Inc
3.14%, 11/15/2035
(g)
$ 75 $ 58
3.42%, 04/15/2033
(g)
1,905 1,593
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 135 128
3.15%, 05/01/2027 140 129
Skyworks Solutions Inc
1.80%, 06/01/2026 235 211
$ 2,119
Software - 1 .60%
Fidelity National Information Services Inc
4.50%, 07/15/2025 1,000 981
Fiserv Inc
3.20%, 07/01/2026 1,000 946
4.40%, 07/01/2049 925 777
Microsoft Corp
2.53%, 06/01/2050 750 511
Open Text Corp
3.88%, 02/15/2028
(g)
115 102
3.88%, 12/01/2029
(g)
240 203
Oracle Corp
2.50%, 04/01/2025 270 257
2.80%, 04/01/2027 525 485
3.95%, 03/25/2051 670 503
6.15%, 11/09/2029 370 388
Salesforce Inc
3.70%, 04/11/2028 505 487
Take-Two Interactive Software Inc
3.55%, 04/14/2025 955 922
4.00%, 04/14/2032 410 374
4.95%, 03/28/2028 250 248
VMware Inc
1.40%, 08/15/2026 1,500 1,329
1.80%, 08/15/2028 1,360 1,144
$ 9,657
Sovereign - 1 .57%
Bahrain Government International Bond
7.75%, 04/18/2035
(g)
550 570
Brazilian Government International Bond
3.88%, 06/12/2030 645 577
Chile Government International Bond
4.95%, 01/05/2036 550 541
Colombia Government International Bond
3.13%, 04/15/2031 500 391
Dominican Republic International Bond
4.88%, 09/23/2032
(g)
550 476
Egypt Government International Bond
7.63%, 05/29/2032 400 258
Hungary Government International Bond
6.13%, 05/22/2028
(g)
350 356
Jamaica Government International Bond
7.88%, 07/28/2045 300 350
Mexico Government International Bond
4.75%, 03/08/2044 570 490
6.35%, 02/09/2035 450 472
Morocco Government International Bond
5.95%, 03/08/2028
(g)
400 403
Oman Government International Bond
6.25%, 01/25/2031
(g)
270 277
Panama Government International Bond
4.50%, 01/19/2063 200 148
Peruvian Government International Bond
2.78%, 12/01/2060 350 210
Qatar Government International Bond
4.63%, 06/02/2046 300 284
Republic of Poland Government International Bond
5.50%, 04/04/2053 195 198

Schedule of Investments
Core Plus Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Romanian Government International Bond
3.63%, 03/27/2032 $ 290 $ 249
Saudi Government International Bond
4.50%, 10/26/2046 850 736
5.00%, 01/18/2053
(g)
850 781
Serbia International Bond
6.25%, 05/26/2028
(g)
225 225
Turkey Government International Bond
9.38%, 01/19/2033 1,200 1,265
UAE International Government Bond
3.25%, 10/19/2061
(g)
350 251
$ 9,508
Telecommunications - 1 .69%
AT&T Inc
2.75%, 06/01/2031 315 262
3.50%, 09/15/2053 2,668 1,809
CT Trust
5.13%, 02/03/2032
(g)
550 457
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032
(g)
200 159
Telecom Italia Capital SA
6.38%, 11/15/2033 45 38
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
505 495
T-Mobile USA Inc
2.40%, 03/15/2029 910 784
2.55%, 02/15/2031 650 540
3.50%, 04/15/2025 715 691
3.50%, 04/15/2031 1,800 1,582
4.95%, 03/15/2028 510 504
Verizon Communications Inc
2.55%, 03/21/2031 1,685 1,399
2.88%, 11/20/2050 220 140
4.27%, 01/15/2036 934 834
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
355 305
VTR Comunicaciones SpA
5.13%, 01/15/2028
(g)
336 198
$ 10,197
Transportation - 0 .37%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 185 168
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
1,749 9
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/2034 181 177
Norfolk Southern Corp
5.35%, 08/01/2054
(h)
450 449
Union Pacific Corp
3.50%, 02/14/2053 880 676
United Parcel Service Inc
4.88%, 03/03/2033 575 581
XPO Escrow Sub LLC
7.50%, 11/15/2027
(g)
175 181
$ 2,241
Trucking & Leasing - 0 .12%
Penske Truck Leasing Co Lp / PTL Finance Corp
5.75%, 05/24/2026
(g)
575 572
6.20%, 06/15/2030
(g)
150 152
$ 724
Water - 0 .06%
Essential Utilities Inc
2.70%, 04/15/2030 400 339
TOTAL BONDS $ 305,521
SENIOR FLOATING RATE INTERESTS
- 0 .79%
Principal
Amount (000's) Value (000's)
Airlines - 0 .07%
AAdvantage Loyalty IP Ltd
10.34%, 04/20/2028
(o)
$ 242 $ 250
3 Month USD LIBOR + 4.75%
United Airlines Inc
9.29%, 04/21/2028
(o)
182 182
3 Month USD LIBOR + 3.75%
$ 432
Commercial Services - 0 .05%
Garda World Security Corp
9.64%, 10/30/2026
(o)
284 283
1 Month USD LIBOR + 4.25%
Computers - 0 .04%
Virtusa Corp
9.33%, 02/11/2028
(o)
267 265
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0 .10%
Russell Investments US Institutional Holdco Inc
8.92%, 05/30/2025
(o)
647 596
1 Month USD LIBOR + 3.50%
Entertainment - 0 .02%
Lions Gate Capital Holdings LLC
7.67%, 03/24/2025
(o)
119 119
3 Month USD LIBOR + 2.00%
Healthcare - Products - 0 .11%
Medline Borrower LP
8.68%, 09/30/2028
(o)
658 651
1 Month USD LIBOR + 3.25%
Lodging - 0 .04%
Fertitta Entertainment LLC/NV
9.32%, 01/13/2029
(o)
253 250
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .09%
CSC Holdings LLC
7.84%, 04/15/2027
(o)
187 162
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC
10.43%, 08/02/2027
(o)
367 364
1 Month USD LIBOR + 5.00%
$ 526
Mining - 0 .06%
Arsenal AIC Parent LLC
0.00%, 07/26/2030
(o),(p)
340 340
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Packaging & Containers - 0 .05%
Valcour Packaging LLC
9.40%, 09/30/2028
(o)
354 297
1 Month USD LIBOR + 3.75%
Pharmaceuticals - 0 .08%
Bausch Health Americas Inc
10.60%, 01/27/2027
(o)
345 281
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Jazz Financing Lux Sarl
8.86%, 05/05/2028
(o)
239 239
1 Month USD LIBOR + 3.50%
$ 520
Retail - 0 .08%
IRB Holding Corp
8.20%, 12/15/2027
(o)
502 500
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 4,779

Schedule of Investments
Core Plus Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 52 .94%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .39%
3.00%, 01/01/2043 $ 1,335 $ 1,199
3.00%, 02/01/2043 621 558
3.00%, 03/01/2043 260 234
4.00%, 02/01/2046 2,890 2,754
4.50%, 04/01/2031 270 264
4.50%, 04/01/2041 1,665 1,639
5.00%, 06/01/2031 189 189
5.50%, 05/01/2033 21 22
5.50%, 10/01/2033 30 30
5.50%, 12/01/2033 343 344
5.50%, 11/01/2036 289 290
5.50%, 04/01/2038 63 63
5.50%, 08/01/2038 154 158
6.00%, 06/01/2028 1 1
6.00%, 12/01/2031 9 10
6.00%, 12/01/2032 9 9
6.00%, 02/01/2033 50 51
6.00%, 12/01/2033 18 19
6.00%, 10/01/2036 75 78
6.00%, 07/01/2038 358 364
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 2 3
6.50%, 04/01/2031 1 1
6.50%, 09/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 3 3
6.50%, 04/01/2035 32 34
6.50%, 10/01/2035 21 22
7.00%, 12/01/2029 2 2
7.00%, 06/01/2030 7 7
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 3 3
7.50%, 03/01/2031 1 1
7.50%, 02/01/2032 1 1
8.00%, 09/01/2030 33 33
$ 8,390
Federal National Mortgage Association (FNMA) - 0 .19%
4.89%, 07/01/2033 245 243
1.00 x 12 Month USD LIBOR + 1.57%
5.00%, 07/01/2044 914 915
$ 1,158
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 24 .99%
1.50%, 12/01/2036 5,181 4,486
2.00%, 12/01/2035 1,499 1,333
2.00%, 03/01/2036 1,826 1,623
2.00%, 07/01/2050 2,216 1,802
2.00%, 01/01/2051 4,552 3,789
2.00%, 02/01/2051 9,260 7,631
2.00%, 03/01/2051 5,271 4,329
2.00%, 03/01/2051 3,963 3,288
2.00%, 11/01/2051 4,471 3,655
2.00%, 11/01/2051 4,833 3,948
2.00%, 12/01/2051 1,448 1,194
2.00%, 12/01/2051 4,481 3,647
2.00%, 04/01/2052 5,635 4,601
2.00%, 05/01/2052 3,262 2,683
2.50%, 04/01/2028 697 662
2.50%, 06/01/2028 49 47
2.50%, 09/01/2029 175 163
2.50%, 06/01/2035 339 308
2.50%, 08/01/2035 1,555 1,423
2.50%, 05/01/2036 357 324
2.50%, 08/01/2050 2,999 2,560
2.50%, 07/01/2051 3,293 2,805
2.50%, 09/01/2051 4,068 3,468
2.50%, 09/01/2051 4,270 3,650
2.50%, 11/01/2051 2,020 1,722
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 01/01/2052 $ 2,049 $ 1,760
2.50%, 02/01/2052 1,817 1,545
2.50%, 02/01/2052 4,895 4,129
2.50%, 04/01/2052 3,429 2,907
2.50%, 04/01/2052 1,835 1,562
3.00%, 10/01/2029 34 32
3.00%, 09/01/2032 71 66
3.00%, 12/01/2040 110 99
3.00%, 04/01/2043 209 188
3.00%, 05/01/2043 385 346
3.00%, 08/01/2043 1,363 1,224
3.00%, 11/01/2046 2,643 2,352
3.00%, 03/01/2048 2,132 1,892
3.00%, 12/01/2048 64 56
3.00%, 07/01/2050 2,398 2,123
3.00%, 11/01/2050 812 722
3.00%, 04/01/2052 3,418 3,027
3.00%, 08/01/2052 5,635 4,967
3.50%, 02/01/2033 13 12
3.50%, 05/01/2034 741 712
3.50%, 05/01/2037 1,438 1,376
3.50%, 01/01/2041 71 66
3.50%, 01/01/2044 673 626
3.50%, 11/01/2044 1,342 1,244
3.50%, 04/01/2047 82 76
3.50%, 10/01/2047 35 32
3.50%, 11/01/2047 2,275 2,101
3.50%, 03/01/2048 19 17
3.50%, 08/01/2050 4,959 4,596
3.50%, 04/01/2052 3,026 2,753
3.50%, 06/01/2052 3,462 3,140
4.00%, 02/01/2031 93 91
4.00%, 03/01/2034 295 286
4.00%, 05/01/2047 2,523 2,385
4.00%, 06/01/2048 7 7
4.00%, 08/01/2052 4,722 4,421
4.50%, 04/01/2024 23 23
4.50%, 06/01/2044 336 329
4.50%, 09/01/2052 872 846
4.50%, 05/01/2053 1,936 1,861
4.50%, 08/01/2053
(q)
4,125 3,949
5.00%, 08/01/2038
(q)
4,800 4,767
5.00%, 06/01/2048 629 624
5.00%, 06/01/2053 2,717 2,667
5.00%, 09/01/2053
(q)
3,200 3,127
5.50%, 07/01/2033 37 37
5.50%, 09/01/2033 57 58
5.50%, 05/01/2040 86 86
5.50%, 09/01/2053
(q)
8,035 7,980
6.00%, 02/01/2038 61 61
6.00%, 05/01/2038 28 28
6.00%, 08/01/2038 131 132
6.00%, 08/01/2038 59 59
6.00%, 01/01/2053 4,592 4,720
6.00%, 08/01/2053
(q)
1,000 1,006
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 1 1
6.50%, 04/01/2032 1 1
6.50%, 07/01/2037 37 38
6.50%, 07/01/2037 137 141
6.50%, 12/01/2037 103 108
6.50%, 02/01/2038 175 182
6.50%, 09/01/2038 171 179
7.00%, 03/01/2032 12 12
7.50%, 08/01/2032 3 3
$ 151,106

Schedule of Investments
Core Plus Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) - 10 .00%
2.00%, 08/20/2050 $ 1,585 $ 1,334
2.00%, 02/20/2051 5,159 4,325
2.00%, 07/20/2051 4,109 3,446
2.00%, 11/20/2051 1,322 1,106
2.50%, 06/20/2050 2,080 1,804
2.50%, 04/20/2051 2,774 2,400
2.50%, 05/20/2051 2,360 2,041
2.50%, 09/20/2051 4,665 4,025
3.00%, 06/20/2043 1,049 956
3.00%, 01/20/2045 390 355
3.00%, 06/20/2046 192 174
3.00%, 07/20/2046 822 745
3.00%, 11/20/2046 1,284 1,160
3.00%, 02/20/2050 864 776
3.00%, 09/20/2051 4,558 4,069
3.50%, 03/15/2042 531 497
3.50%, 04/15/2042 437 409
3.50%, 09/20/2044 51 46
3.50%, 09/20/2047 651 607
3.50%, 06/20/2048 817 759
3.50%, 08/20/2053
(q)
3,000 2,756
4.00%, 01/20/2048 1,825 1,742
4.00%, 04/20/2052 395 372
4.50%, 06/20/2025 298 288
4.50%, 09/15/2039 171 168
4.50%, 03/15/2040 705 694
4.50%, 08/20/2053
(q)
2,500 2,405
5.00%, 11/15/2033 639 643
5.00%, 06/15/2034 10 10
5.00%, 10/20/2039 48 49
5.00%, 02/15/2042 487 488
5.00%, 08/20/2053
(q)
5,000 4,899
5.50%, 10/15/2033 290 293
5.50%, 05/20/2035 25 25
5.50%, 02/15/2038 248 254
5.50%, 08/20/2053
(q)
5,500 5,466
6.00%, 07/20/2028 8 8
6.00%, 11/20/2028 8 8
6.00%, 01/20/2029 9 9
6.00%, 07/20/2029 2 2
6.00%, 08/15/2031 13 13
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 5 5
6.00%, 02/15/2033 16 17
6.00%, 12/15/2033 10 10
6.00%, 08/20/2053
(q)
5,400 5,425
6.50%, 03/20/2028 2 2
6.50%, 05/20/2029 2 2
6.50%, 10/15/2032 5 5
6.50%, 12/15/2032 28 29
6.50%, 09/20/2053
(q)
3,250 3,300
7.00%, 06/15/2031 4 4
7.00%, 06/15/2032 21 21
8.00%, 01/20/2031 2 2
$ 60,449
U.S. Treasury - 16 .13%
0.50%, 06/30/2027
(r)
6,500 5,614
0.75%, 12/31/2023 3,439 3,373
1.25%, 08/15/2031 11,250 9,163
1.38%, 11/15/2031 8,250 6,750
1.63%, 08/15/2029 1,800 1,565
1.75%, 08/15/2041 2,430 1,675
1.88%, 11/15/2051 1,300 832
2.00%, 08/15/2051 13,000 8,595
2.25%, 11/15/2027 7,000 6,448
2.25%, 02/15/2052 7,300 5,121
2.38%, 05/15/2027 9,000 8,382
2.63%, 12/31/2023
(k)
6,000 5,935
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.88%, 08/15/2028 $ 5,500 $ 5,175
2.88%, 05/15/2032 5,500 5,052
3.00%, 11/15/2045 4,350 3,579
3.13%, 05/15/2048 9,915 8,322
3.88%, 08/15/2040
(s)
12,220 11,901
$ 97,482
U.S. Treasury Bill - 0 .24%
4.35%, 11/30/2023
(t)
1,480 1,454
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 320,039
Total Investments $ 655,171
Other Assets and Liabilities -  (8.37)% (50,581)
TOTAL NET ASSETS - 100.00% $ 604,590
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,971 or
1.48% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $72,697 or 12.02% of net assets.
(h) Security purchased on a when-issued basis.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $503 or 0.08% of net assets.
(k) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,736 or 1.44% of net assets.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after July 31, 2023, at which time the interest rate will be determined.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction.
(r) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $2,678 or 0.44% of net assets.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$1,719 or 0.28% of net assets.
(t) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Core Plus Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Sector Percent
Mortgage Securities 39 .55%
Government 18 .50%
Financial 12 .69%
Asset Backed Securities 8 .00%
Consumer, Non-cyclical 6 .49%
Industrial 3 .74%
Money Market Funds 3 .53%
Communications 3 .33%
Energy 3 .04%
Consumer, Cyclical 2 .99%
Utilities 2 .98%
Technology 2 .51%
Basic Materials 1 .02%
Other Assets and Liabilities
( 8 .37 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 311,821 $ 299,445 $ 12,376
Principal Government Money Market Fund - Institutional Class 5.14% 27,887 56,639 84,526 —
$ 27,887 $ 368,460 $ 383,971 $ 12,376
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 410 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 114 — — —
$ 524 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2023 Long 305 $ 33,979 $ (6)
US 10 Year Ultra Note; September 2023 Short 14 1,638 37
US 2 Year Note; September 2023 Long 29 5,888 (91)
US 5 Year Note; September 2023 Long 230 24,569 (473)
US Long Bond; September 2023 Long 161 20,034 (402)
Total $ (935)
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
July 31, 2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.39 N/A (1.00)% Quarterly 06/20/2028 $ 15,200 $ 770 $ (194) $ 576
CDX.NA.HY.40 N/A (5.00)% Quarterly 06/20/2028 12,300 (389) (47) (436)
Total $ 381 $ (241) $ 140
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 9 .61 % Shares Held Value (000's)
Closed-End Funds - 2 .03%
Cliffwater Enhanced Lending Fund 2,672,811 $ 28,706
Variant Alternative Income Fund 1,032,702 30,134
$ 58,840
Exchange-Traded Funds - 1 .44%
iShares Core U.S. Aggregate Bond ETF 116,475 11,377
iShares iBoxx $ Investment Grade Corporate Bond
ETF
20,000 2,157
iShares iBoxx High Yield Corporate Bond ETF 131,525 9,930
iShares JP Morgan USD Emerging Markets Bond
ETF
28,425 2,492
Vanguard Intermediate-Term Corporate Bond ETF 200,350 15,848
$ 41,804
Money Market Funds - 6 .14%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
14,345,871 14,346
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(b),(c)
163,731,860 163,732
$ 178,078
TOTAL INVESTMENT COMPANIES $ 278,722
COMMON STOCKS - 2 .33 % Shares Held Value (000's)
Commercial Services - 0 .01%
Cengage Learning Holdings II Inc
(d)
34,465 $ 362
Distribution & Wholesale - 0 .53%
ATD New Holdings Inc
(d)
385,347 15,414
Iron & Steel - 0 .48%
Specialty Steel Holdings, Inc.
(e),(f)
87 13,821
Mining - 1 .01%
Arctic Canadian Diamond Co Ltd
(d),(e)
6,589 3,108
Burgundy Diamond Mines Ltd
(d)
11,967,877 1,925
Real Alloy Holding Inc
(e)
362 24,388
$ 29,421
Miscellaneous Manufacturers - 0 .27%
Utex Industries
(d)
120,675 7,804
Utex Industries - Warrants
(d),(e)
53,725 5
$ 7,809
Semiconductors - 0 .00%
Bright Bidco
(d)
14,600 7
Bright Bidco
(d),(f)
10,688 5
$ 12
Software - 0 .03%
Avaya Holdings Corp
(d),(f)
12,271 88
Avaya Holdings Corp
(d)
58,250 417
Skillsoft Corp
(d)
230,831 305
$ 810
TOTAL COMMON STOCKS $ 67,649
PREFERRED STOCKS - 1 .19 % Shares Held Value (000's)
Banks - 0 .34%
AgriBank FCB 6.88%, 01/01/2024
(g)
33,000 $ 3,323
3 Month USD LIBOR + 4.23%
Fifth Third Bancorp 6.63%, 12/31/2023
(g),(h)
32,357 821
CME Term Secured Overnight Financing
Rate 3 Month + 3.97%
KeyCorp 6.13%, 12/15/2026
(g)
46,140 1,039
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
M&T Bank Corp 5.63%, 12/15/2026
(g)
1,324 31
3 Month USD LIBOR + 4.02%
Morgan Stanley 5.85%, 04/15/2027
(g)
59,100 1,416
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(g)
22,261 580
Northern Trust Corp 4.70%, 01/01/2025
(g)
5,491 123
Regions Financial Corp 5.70%, 05/15/2029
(g)
37,100 807
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(g)
63,900 1,602
CME Term Secured Overnight Financing
Rate 3 Month + 3.37%
$ 9,742
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0 .08%
Affiliated Managers Group Inc 4.75%, 09/30/2060 2,874 $ 53
Affiliated Managers Group Inc 5.88%, 03/30/2059 7,463 174
B Riley Financial Inc 6.75%, 05/31/2024 2,384 58
Capital One Financial Corp 4.80%, 06/01/2025
(g)
18,347 343
Stifel Financial Corp 4.50%, 08/15/2026
(g)
2,339 38
Voya Financial Inc 5.35%, 09/15/2029
(g)
77,215 1,747
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,413
Electric - 0 .36%
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
48,220 1,119
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 190,058 4,653
DTE Energy Co 4.38%, 12/01/2081 6,005 126
DTE Energy Co 5.25%, 12/01/2077 35,000 838
Duke Energy Corp 5.75%, 06/15/2024
(g)
5,327 134
Entergy Louisiana LLC 4.88%, 09/01/2066 9,359 209
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
107,004 2,717
Southern Co/The 5.25%, 12/01/2077 30,863 756
$ 10,552
Food - 0 .03%
Dairy Farmers of America Inc 7.88%, 12/01/2025
(g),(i)
10,000 920
Insurance - 0 .05%
Allstate Corp/The 0.00%, 07/15/2028
(d),(g)
15,000 402
Equitable Holdings Inc 4.30%, 03/15/2026
(g)
5,055 84
Equitable Holdings Inc 5.25%, 12/15/2024
(g)
22,899 476
Prudential Financial Inc 5.95%, 09/01/2062 18,078 463
$ 1,425
REITs - 0 .31%
Kimco Realty Corp 5.25%, 08/31/2023
(g)
6,409 153
Prologis Inc 8.54%, 11/13/2026
(g)
76,517 4,419
Public Storage 4.00%, 06/16/2026
(g)
78,000 1,480
Public Storage 4.13%, 08/14/2025
(g)
80,000 1,572
Public Storage 4.63%, 06/17/2025
(g)
15,000 331
Public Storage 5.60%, 03/11/2024
(g)
38,030 964
$ 8,919
Sovereign - 0 .02%
CoBank ACB 6.20%, 01/01/2025
(g)
7,000 676
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 34,647
BONDS - 69 .62%
Principal
Amount (000's) Value (000's)
Advertising - 0 .24%
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(i)
$ 1,350 $ 1,146
4.63%, 03/15/2030
(i)
2,250 1,882
5.00%, 08/15/2027
(i)
4,225 3,906
$ 6,934
Aerospace & Defense - 1 .07%
Boeing Co/The
2.20%, 02/04/2026 3,200 2,953
3.38%, 06/15/2046 793 557
5.15%, 05/01/2030 955 947
5.81%, 05/01/2050 1,350 1,358
5.93%, 05/01/2060 1,593 1,591
General Dynamics Corp
4.25%, 04/01/2040 1,500 1,365
L3Harris Technologies Inc
5.40%, 07/31/2033 1,444 1,454
5.60%, 07/31/2053 315 321
Lockheed Martin Corp
4.45%, 05/15/2028 1,033 1,024
5.20%, 02/15/2055 2,000 2,039

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Northrop Grumman Corp
4.95%, 03/15/2053 $ 2,103 $ 2,023
RTX Corp
5.38%, 02/27/2053 1,191 1,196
TransDigm Inc
4.63%, 01/15/2029 700 625
4.88%, 05/01/2029 2,200 1,979
5.50%, 11/15/2027 5,850 5,545
6.25%, 03/15/2026
(i)
4,310 4,287
7.50%, 03/15/2027 1,875 1,874
$ 31,138
Agriculture - 0 .18%
Altria Group Inc
3.13%, 06/15/2031 EUR 500 474
5.80%, 02/14/2039 $ 1,450 1,427
BAT International Finance PLC
1.25%, 03/13/2027 EUR 2,600 2,602
Philip Morris International Inc
6.38%, 05/16/2038 $ 600 651
$ 5,154
Airlines - 0 .25%
Air Canada
3.88%, 08/15/2026
(i)
925 858
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(i)
1,250 1,210
British Airways 2021-1 Class A Pass Through Trust
2.90%, 09/15/2036
(i)
1,032 870
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(i)
1,800 1,699
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(i)
900 762
9.50%, 06/01/2028
(i)
1,925 1,839
$ 7,238
Apparel - 0 .11%
Hanesbrands Inc
9.00%, 02/15/2031
(h),(i)
3,050 3,118
Automobile Asset Backed Securities - 0 .25%
AmeriCredit Automobile Receivables Trust 2022-2
6.22%, 12/18/2025 1,402 1,405
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 2,761 2,753
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026 1,400 1,350
GM Financial Automobile Leasing Trust 2022-3
4.01%, 09/22/2025 1,695 1,672
$ 7,180
Automobile Manufacturers - 1 .05%
Daimler Truck Finance North America LLC
2.50%, 12/14/2031
(i)
260 211
5.13%, 01/19/2028
(i)
606 602
5.20%, 01/17/2025
(i)
833 828
Ford Motor Co
7.45%, 07/16/2031 1,870 2,007
9.63%, 04/22/2030 1,710 1,996
Ford Motor Credit Co LLC
2.90%, 02/16/2028 1,950 1,678
3.82%, 11/02/2027 500 449
4.00%, 11/13/2030 5,450 4,682
4.13%, 08/17/2027 1,840 1,684
7.20%, 06/10/2030 1,000 1,025
General Motors Co
5.40%, 10/15/2029 938 924
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc
2.70%, 06/10/2031 $ 961 $ 772
2.75%, 06/20/2025 1,151 1,091
5.80%, 06/23/2028 926 930
Hyundai Capital America
5.80%, 06/26/2025
(i)
667 667
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028
(i)
1,372 1,356
5.10%, 08/03/2028
(i),(j)
1,714 1,712
5.20%, 08/03/2026
(i),(j)
5,000 4,995
5.38%, 11/26/2025
(i)
1,334 1,338
Mercedes-Benz Group AG
0.75%, 03/11/2033 EUR 1,200 1,025
Stellantis NV
0.75%, 01/18/2029 500 464
$ 30,436
Automobile Parts & Equipment - 0 .40%
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 1,100 1,098
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(i)
$ 5,530 4,741
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(i)
7,135 5,756
$ 11,595
Banks - 14 .57%
ABN AMRO Bank NV
4.80%, 04/18/2026
(i)
2,800 2,695
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(g),(i),(k),(l)
2,600 2,591
USD Swap Rate NY 5 Year + 5.17%
Banco do Brasil SA/Cayman
6.25%, 04/15/2024
(g),(k),(l)
3,725 3,427
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 09/27/2024
(g),(i),(k),(l)
275 270
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 09/27/2024
(g),(k),(l)
2,475 2,426
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Banco Santander SA
2.13%, 02/08/2028 EUR 1,300 1,302
2.25%, 10/04/2032
(k)
GBP 800 836
Generic Britain 5 Year Government Bond +
1.65%
4.75%, 11/12/2026
(g),(k),(l)
$ 3,000 2,385
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
5.59%, 08/08/2028
(j)
3,200 3,201
6.92%, 08/08/2033
(j)
1,200 1,207
Bancolombia SA
4.63%, 12/18/2029
(k),(l)
3,231 2,853
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033
(i)
1,925 1,919
Bank Hapoalim BM
3.26%, 01/21/2032
(i),(k),(l)
475 407
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
0.98%, 09/25/2025
(k)
$ 1,834 $ 1,733
Secured Overnight Financing Rate + 0.91%
1.78%, 05/04/2027
(k)
EUR 3,000 3,088
3 Month Euro Interbank Offered Rate +
1.20%
2.46%, 10/22/2025
(k)
$ 3,693 3,549
CME Term Secured Overnight Financing
Rate 3 Month + 1.13%
2.68%, 06/19/2041
(k)
2,525 1,788
Secured Overnight Financing Rate + 1.93%
3.31%, 04/22/2042
(k)
1,683 1,298
Secured Overnight Financing Rate + 1.58%
3.85%, 03/08/2037
(k)
3,192 2,752
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.97%, 02/07/2030
(k)
1,322 1,230
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.08%, 04/23/2040
(k)
1,657 1,427
CME Term Secured Overnight Financing
Rate 3 Month + 1.58%
4.18%, 11/25/2027 2,074 1,978
4.38%, 01/27/2027
(g),(k)
4,000 3,506
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
4.57%, 04/27/2033
(k)
714 671
Secured Overnight Financing Rate + 1.83%
6.11%, 01/29/2037 1,569 1,652
6.13%, 04/27/2027
(g),(k)
6,900 6,854
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Bank of Montreal
3.70%, 06/07/2025 581 562
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(g),(k)
5,588 5,061
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.70%, 09/20/2025
(g),(k)
4,600 4,491
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
4.95%, 04/26/2027
(k)
2,500 2,471
Secured Overnight Financing Rate + 1.03%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(h),(k)
1,500 1,086
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.59%, 05/04/2037
(k)
2,240 1,937
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
8.63%, 10/27/2082
(k)
1,500 1,560
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
BankUnited Inc
4.88%, 11/17/2025 1,620 1,531
5.13%, 06/11/2030 1,738 1,411
Banque Federative du Credit Mutuel SA
2.63%, 11/06/2029 EUR 1,500 1,502
Barclays PLC
3.56%, 09/23/2035
(k)
$ 1,981 1,594
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
5.20%, 05/12/2026 1,000 974
7.33%, 11/02/2026
(k)
2,750 2,823
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.05%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
8.00%, 06/15/2024
(g),(k),(l)
$ 7,500 $ 7,385
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BBVA Bancomer SA/Texas
8.45%, 06/29/2038
(i),(k),(l)
1,800 1,833
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
BNP Paribas SA
1.32%, 01/13/2027
(i),(k)
632 566
Secured Overnight Financing Rate + 1.00%
1.68%, 06/30/2027
(i),(k)
3,291 2,934
Secured Overnight Financing Rate + 0.91%
2.59%, 08/12/2035
(i),(k)
900 698
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
6.63%, 03/25/2024
(g),(i),(k),(l)
400 388
USD Swap Semi-Annual 5 Year + 4.15%
7.38%, 08/19/2025
(g),(i),(k),(l)
8,000 7,901
USD Swap Semi-Annual 5 Year + 5.15%
BOI Finance BV
7.50%, 02/16/2027 EUR 1,050 1,003
BPCE SA
3.12%, 10/19/2032
(i),(k)
$ 1,800 1,401
Secured Overnight Financing Rate + 1.73%
3.58%, 10/19/2042
(i),(k)
950 636
Secured Overnight Financing Rate + 1.95%
CaixaBank SA
2.25%, 04/17/2030
(k)
EUR 1,000 1,030
EUR Swap Annual (VS 6 Month) 5 Year +
1.68%
Canadian Imperial Bank of Commerce
3.30%, 05/26/2025 CAD 1,625 1,188
Citigroup Inc
0.50%, 10/08/2027
(k)
EUR 1,400 1,372
3 Month Euro Interbank Offered Rate +
0.96%
1.46%, 06/09/2027
(k)
$ 2,300 2,050
Secured Overnight Financing Rate + 0.77%
2.57%, 06/03/2031
(k)
525 438
Secured Overnight Financing Rate + 2.11%
2.90%, 11/03/2042
(k)
435 308
Secured Overnight Financing Rate + 1.38%
3.67%, 07/24/2028
(k)
381 356
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%
3.79%, 03/17/2033
(k)
2,591 2,290
Secured Overnight Financing Rate + 1.94%
3.88%, 02/18/2026
(g),(k)
5,000 4,352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(g),(k)
1,500 1,346
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.45%, 09/29/2027 2,655 2,554
5.61%, 09/29/2026
(k)
1,433 1,430
Secured Overnight Financing Rate + 1.55%
5.88%, 02/22/2033 2,467 2,505
6.17%, 05/25/2034
(k)
554 563
Secured Overnight Financing Rate + 2.66%
Citizens Financial Group Inc
2.64%, 09/30/2032 3,846 2,843
5.65%, 10/06/2025
(g),(k)
2,100 1,996
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Cooperatieve Rabobank UA
1.00%, 09/24/2026
(i),(k)
$ 4,463 $ 4,020
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
Credit Agricole SA
1.25%, 01/26/2027
(i)
4,054 3,621
Secured Overnight Financing Rate + 1.78%
5.59%, 07/05/2026
(i)
2,115 2,117
7.88%, 01/23/2024
(g),(i),(k),(l)
2,000 1,990
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(g),(i),(k),(l)
6,800 6,820
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 1,350 1,278
7.50%, 02/15/2028 873 925
Danske Bank A/S
0.98%, 09/10/2025
(i),(k)
930 879
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.38%, 02/12/2030
(k)
EUR 3,700 3,806
EUR Swap Annual (VS 6 Month) 5 Year +
1.70%
3.24%, 12/20/2025
(i),(k)
$ 1,499 1,432
3 Month USD LIBOR + 1.59%
4.38%, 05/18/2026
(g),(k),(l)
3,000 2,582
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
7.00%, 06/26/2025
(g),(k),(l)
2,000 1,914
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Deutsche Bank AG/New York NY
2.55%, 01/07/2028
(k)
918 807
Secured Overnight Financing Rate + 1.32%
6.72%, 01/18/2029
(k)
190 193
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034 2,344 2,257
Secured Overnight Financing Rate + 7.30%
Development Bank of Japan Inc
1.75%, 02/18/2025
(i)
1,720 1,624
Fifth Third Bancorp
6.34%, 07/27/2029
(k)
291 296
Secured Overnight Financing Rate + 2.34%
8.25%, 03/01/2038 400 469
Fifth Third Bank NA
5.85%, 10/27/2025
(k)
768 756
Secured Overnight Financing Rate + 1.23%
First Horizon Bank
5.75%, 05/01/2030 3,245 2,893
Goldman Sachs Group Inc/The
1.00%, 03/18/2033 EUR 1,000 831
1.54%, 09/10/2027
(k)
$ 1,664 1,468
Secured Overnight Financing Rate + 0.82%
2.38%, 07/21/2032
(k)
1,402 1,120
Secured Overnight Financing Rate + 1.25%
3.21%, 04/22/2042
(k)
1,238 918
Secured Overnight Financing Rate + 1.51%
4.22%, 05/01/2029 2,737 2,596
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.95%, 02/10/2025
(g),(k)
9,000 8,488
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.15%, 05/22/2045 1,050 987
5.70%, 11/01/2024 1,121 1,120
6.75%, 10/01/2037 3,433 3,720
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(g),(k)
$ 5,300 $ 6,556
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
2.25%, 11/22/2027
(k)
4,113 3,678
Secured Overnight Financing Rate + 1.10%
3.13%, 06/07/2028 EUR 1,100 1,144
3.90%, 05/25/2026 $ 2,500 2,391
4.18%, 12/09/2025
(k)
1,593 1,552
Secured Overnight Financing Rate + 1.51%
4.38%, 11/23/2026 1,500 1,428
6.16%, 03/09/2029
(k)
504 511
Secured Overnight Financing Rate + 1.97%
6.33%, 03/09/2044
(k)
781 817
Secured Overnight Financing Rate + 2.65%
8.11%, 11/03/2033
(k)
1,239 1,374
Secured Overnight Financing Rate + 4.25%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(g),(k)
5,085 4,334
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(g),(k)
3,000 2,748
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington National Bank/The
4.55%, 05/17/2028
(k)
1,830 1,738
Secured Overnight Financing Rate + 1.65%
ING Groep NV
1.40%, 07/01/2026
(i),(k)
3,389 3,102
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
1.63%, 09/26/2029
(k)
EUR 2,600 2,721
EUR Swap Annual (VS 6 Month) 5 Year +
1.25%
6.50%, 04/16/2025
(g),(k),(l)
$ 2,500 2,356
USD Swap Semi-Annual 5 Year + 4.45%
Intesa Sanpaolo SpA
7.78%, 06/20/2054
(i),(k)
1,612 1,631
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.90%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(i)
2,500 2,465
JPMorgan Chase & Co
0.65%, 09/16/2024
(k)
2,319 2,303
CME Term Secured Overnight Financing
Rate 3 Month + 0.60%
1.09%, 03/11/2027
(k)
EUR 2,900 2,941
3 Month Euro Interbank Offered Rate +
0.76%
2.01%, 03/13/2026
(k)
$ 3,134 2,957
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(k)
4,678 4,033
Secured Overnight Financing Rate + 1.02%
2.53%, 11/19/2041
(k)
5,074 3,510
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(k)
568 467
Secured Overnight Financing Rate + 1.18%
3.54%, 05/01/2028
(k)
673 630
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
3.65%, 06/01/2026
(g),(k)
10,500 9,428
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
4.91%, 07/25/2033
(k)
541 529
Secured Overnight Financing Rate + 2.08%

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
5.72%, 09/14/2033 $ 2,849 $ 2,893
Secured Overnight Financing Rate + 5.16%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 1,654 1,622
KeyCorp Capital III
7.75%, 07/15/2029 795 734
Lloyds Banking Group PLC
5.87%, 03/06/2029
(k)
753 751
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
7.50%, 06/27/2024
(g),(k),(l)
2,533 2,468
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(g),(k),(l)
300 284
USD Swap Rate NY 5 Year + 4.50%
8.00%, 09/27/2029
(g),(k),(l)
4,500 4,212
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(g),(k)
3,000 2,240
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(g),(k)
2,585 2,252
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/2025 267 253
4.79%, 07/18/2025
(k)
1,586 1,568
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
Mizuho Financial Group Inc
2.56%, 09/13/2025
(k)
930 892
CME Term Secured Overnight Financing
Rate 3 Month + 1.36%
2.56%, 09/13/2031 2,043 1,609
5.78%, 07/06/2029
(k)
2,959 2,972
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
Morgan Stanley
1.16%, 10/21/2025 1,930 1,814
Secured Overnight Financing Rate + 1.12%
1.51%, 07/20/2027
(k)
2,520 2,239
Secured Overnight Financing Rate + 0.86%
2.48%, 09/16/2036
(k)
391 300
Secured Overnight Financing Rate + 1.36%
2.63%, 03/09/2027 GBP 1,000 1,151
3.22%, 04/22/2042
(k)
$ 1,683 1,272
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 3,679 3,425
3 Month USD LIBOR + 1.34%
3.62%, 04/01/2031
(k)
462 415
Secured Overnight Financing Rate + 3.12%
4.68%, 07/17/2026
(k)
528 518
Secured Overnight Financing Rate + 1.67%
5.30%, 04/20/2037
(k)
1,593 1,512
Secured Overnight Financing Rate + 2.62%
5.95%, 01/19/2038
(k)
3,000 2,984
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
National Australia Bank Ltd/New York
2.50%, 07/12/2026 1,450 1,351
National Bank of Canada
0.55%, 11/15/2024
(k)
1,887 1,856
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.40%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC
1.64%, 06/14/2027
(k)
$ 1,419 $ 1,256
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.11%, 11/28/2031
(k)
GBP 700 760
Generic Britain 5 Year Government Bond +
1.75%
3.03%, 11/28/2035
(k)
$ 3,741 2,933
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
3.62%, 08/14/2030
(k)
GBP 900 1,077
Generic Britain 5 Year Government Bond +
3.55%
Nordea Bank Abp
0.50%, 05/14/2027 EUR 1,000 981
5.38%, 09/22/2027
(i)
$ 970 961
OTP Bank Nyrt
7.35%, 03/04/2026
(k)
EUR 1,825 2,037
3 Month Euro Interbank Offered Rate +
4.52%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(g),(k)
$ 5,000 3,875
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(g),(k)
2,000 1,846
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(g),(k)
500 481
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(g),(k)
1,800 1,646
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Raiffeisenbank AS
7.13%, 01/19/2026
(k)
EUR 1,800 1,981
3 Month Euro Interbank Offered Rate +
3.93%
Regions Financial Corp
5.75%, 06/15/2025
(g),(k)
$ 2,425 2,326
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
7.38%, 12/10/2037 1,760 1,883
Royal Bank of Canada
0.65%, 07/29/2024 2,000 1,903
5.00%, 02/01/2033 2,000 1,964
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(k)
1,400 1,266
3 Month USD LIBOR + 1.40%
Societe Generale SA
1.79%, 06/09/2027
(i),(k)
3,000 2,648
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
3.63%, 03/01/2041
(i)
700 461
8.00%, 09/29/2025
(g),(i),(k),(l)
2,000 1,959
USD Swap Rate NY 5 Year + 5.87%
9.38%, 11/22/2027
(g),(k),(l)
1,000 1,017
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.39%
Sovcombank Via Sovcom Capital DAC - Escrow
0.00%, 12/31/2049
(d)
230 —
Standard Chartered PLC
4.75%, 01/14/2031
(g),(k),(l)
4,175 3,249
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
6.19%, 07/06/2027
(i),(k)
975 984
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.85%

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Swedbank AB
1.54%, 11/16/2026
(i)
$ 2,005 $ 1,764
Synovus Bank/Columbus GA
5.63%, 02/15/2028 555 518
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
1,612 1,290
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
Toronto-Dominion Bank/The
3.22%, 07/25/2029
(k)
CAD 3,400 2,508
Canadian Dollar Offered Rate 3 Month +
1.25%
8.13%, 10/31/2082
(k)
$ 1,300 1,335
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.26%, 07/28/2026
(k)
494 478
Secured Overnight Financing Rate + 1.46%
4.80%, 09/01/2024
(g),(k)
7,275 6,475
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.92%, 07/28/2033
(k)
505 462
Secured Overnight Financing Rate + 2.24%
4.95%, 09/01/2025
(g),(k)
1,000 943
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS AG/London
1.38%, 01/13/2025
(i)
2,000 1,880
UBS Group AG
1.49%, 08/10/2027
(i),(k)
1,585 1,390
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
4.75%, 05/12/2028
(i),(k)
1,713 1,642
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
6.88%, 08/07/2025
(g),(k),(l)
3,000 2,784
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/19/2025
(g),(k),(l)
5,000 4,811
USD Swap Semi-Annual 5 Year + 4.87%
9.02%, 11/15/2033
(i),(k)
330 401
Secured Overnight Financing Rate + 5.02%
UniCredit SpA
1.20%, 01/20/2026
(k)
EUR 2,700 2,830
3 Month Euro Interbank Offered Rate +
1.35%
5.46%, 06/30/2035
(i),(k)
$ 700 611
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
8.00%, 06/03/2024
(g),(k),(l)
1,100 1,085
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
2.22%, 01/27/2028
(k)
483 431
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(k)
4,517 3,401
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.70%, 01/15/2027
(g),(k)
15,000 11,662
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
2.13%, 09/24/2031 GBP 500 488
2.39%, 06/02/2028
(k)
$ 168 150
Secured Overnight Financing Rate + 2.10%
3.07%, 04/30/2041
(k)
2,098 1,542
Secured Overnight Financing Rate + 2.53%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
3.90%, 03/15/2026
(g),(k)
$ 6,800 $ 6,115
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
4.30%, 07/22/2027 5,210 5,015
4.75%, 12/07/2046 1,200 1,028
5.39%, 04/24/2034 4,037 4,005
Secured Overnight Financing Rate + 4.04%
5.61%, 01/15/2044 981 947
Wells Fargo Bank NA
6.60%, 01/15/2038 600 654
Westpac Banking Corp
2.89%, 02/04/2030
(k)
3,197 3,003
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
Zions Bancorp NA
3.25%, 10/29/2029 4,002 3,141
$ 422,555
Beverages - 0 .66%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 1,000 970
4.90%, 02/01/2046 2,147 2,035
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 2,600 2,534
Anheuser-Busch InBev Worldwide Inc
4.35%, 06/01/2040 $ 1,400 1,274
Brown-Forman Corp
4.75%, 04/15/2033
(h)
648 649
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(i)
1,750 1,614
Constellation Brands Inc
3.75%, 05/01/2050 650 507
4.35%, 05/09/2027 3,073 3,003
JDE Peet's NV
0.80%, 09/24/2024
(i)
2,400 2,251
Keurig Dr Pepper Inc
3.35%, 03/15/2051 1,400 991
PepsiCo Inc
2.25%, 03/19/2025 1,426 1,363
3.60%, 02/18/2028 726 700
3.90%, 07/18/2032 801 770
4.00%, 03/05/2042 371 329
$ 18,990
Biotechnology - 0 .22%
Amgen Inc
2.80%, 08/15/2041 1,787 1,264
3.15%, 02/21/2040 570 433
4.40%, 05/01/2045 369 317
5.65%, 03/02/2053 1,112 1,115
5.75%, 03/02/2063 739 743
CSL Finance PLC
4.75%, 04/27/2052
(i)
679 626
Regeneron Pharmaceuticals Inc
2.80%, 09/15/2050 820 521
Royalty Pharma PLC
2.15%, 09/02/2031 1,710 1,337
$ 6,356
Building Materials - 0 .35%
Carrier Global Corp
3.38%, 04/05/2040 1,480 1,140
Eco Material Technologies Inc
7.88%, 01/31/2027
(i)
3,650 3,486
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(i)
3,510 3,343

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(i)
$ 1,700 $ 1,620
Trane Technologies Financing Ltd
5.25%, 03/03/2033 451 455
$ 10,044
Chemicals - 0 .67%
Albemarle Corp
5.05%, 06/01/2032
(h)
943 902
5.65%, 06/01/2052 785 737
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(i)
875 652
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(i)
528 451
7.25%, 02/13/2033
(i)
235 231
Celanese US Holdings LLC
5.90%, 07/05/2024 1,154 1,152
CF Industries Inc
5.38%, 03/15/2044 1,683 1,529
DuPont de Nemours Inc
5.32%, 11/15/2038 500 496
Eastman Chemical Co
5.75%, 03/08/2033 998 996
Ecolab Inc
1.65%, 02/01/2027 1,250 1,123
2.70%, 12/15/2051 1,569 1,025
5.25%, 01/15/2028 922 938
FMC Corp
5.15%, 05/18/2026 260 257
Nutrien Ltd
5.80%, 03/27/2053
(h)
746 750
5.95%, 11/07/2025 668 675
OCI NV
6.70%, 03/16/2033
(i)
729 720
RPM International Inc
2.95%, 01/15/2032 367 293
4.55%, 03/01/2029 1,070 1,012
Sasol Financing USA LLC
8.75%, 05/03/2029
(i)
2,975 2,975
Westlake Corp
0.88%, 08/15/2024 1,000 948
3.13%, 08/15/2051 1,000 627
3.38%, 08/15/2061 1,322 805
$ 19,294
Coal - 0 .07%
SunCoke Energy Inc
4.88%, 06/30/2029
(i)
2,475 2,131
Commercial Mortgage Backed Securities - 4 .44%
BANK 2017-BNK9
1.46%, 11/15/2054
(i),(m),(n)
15,200 819
BANK 2018-BNK10
1.73%, 02/15/2061
(i),(m),(n)
31,334 2,067
BANK 2018-BNK12
1.41%, 05/15/2061
(i),(m),(n)
18,728 1,050
BANK 2019-BNK16
1.83%, 02/15/2052
(i),(m),(n)
13,120 1,081
BANK 2019-BNK17
1.59%, 04/15/2052
(i),(m),(n)
11,541 856
BANK 2019-BNK19
1.03%, 08/15/2061
(i),(m),(n)
17,014 828
BANK 2019-BNK22
0.96%, 11/15/2062
(i),(m),(n)
18,082 890
BANK 2019-BNK23
1.01%, 12/15/2052
(i),(m),(n)
9,170 472
BANK 2019-BNK24
1.02%, 11/15/2062
(i),(m),(n)
26,932 1,418
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BANK 2020-BNK25
0.91%, 01/15/2063
(i),(m),(n)
$ 9,704 $ 461
1.50%, 01/15/2063
(i),(m)
10,561 730
1.91%, 01/15/2063
(i),(n)
5,561 2,211
2.50%, 01/15/2063
(i)
1,550 875
3.35%, 01/15/2063
(n)
2,000 1,428
BANK 2021-BNK35
1.50%, 06/15/2064
(i),(m),(n)
7,000 594
1.66%, 06/15/2064
(i),(n)
3,301 1,002
1.66%, 06/15/2064
(i),(n)
3,707 1,195
BANK 2021-BNK36
2.50%, 09/15/2064
(i),(n)
2,600 1,300
2.50%, 09/15/2064
(i),(n)
2,250 953
BANK 2021-BNK38
0.72%, 12/15/2064
(i),(m),(n)
10,388 485
2.50%, 12/15/2064
(i)
2,750 1,326
BANK 2022-BNK40
0.89%, 03/15/2064
(i),(m),(n)
7,663 448
Barclays Commercial Mortgage Trust 2019-C3
1.77%, 05/15/2052
(i),(m),(n)
6,117 510
Barclays Commercial Mortgage Trust 2019-C4
1.15%, 08/15/2052
(i),(m),(n)
13,091 733
Barclays Commercial Mortgage Trust 2019-C5
1.35%, 11/15/2052
(i),(m),(n)
14,866 961
BBCMS Mortgage Trust 2020-C6
1.20%, 02/15/2053
(i),(m),(n)
7,424 475
Benchmark 2018-B1 Mortgage Trust
1.19%, 01/15/2051
(i),(m),(n)
12,667 568
Benchmark 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(i),(m),(n)
5,520 306
Benchmark 2018-B5 Mortgage Trust
3.11%, 07/15/2051
(i),(n)
4,500 2,813
Benchmark 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(i),(m),(n)
37,790 2,338
Benchmark 2018-B7 Mortgage Trust
1.85%, 05/15/2053
(i),(m),(n)
16,962 1,411
3.00%, 05/15/2053
(i)
5,000 3,179
Benchmark 2019-B10 Mortgage Trust
1.85%, 03/15/2062
(i),(m),(n)
12,985 1,126
Benchmark 2019-B11 Mortgage Trust
1.49%, 05/15/2052
(i),(m),(n)
13,924 947
Benchmark 2019-B12 Mortgage Trust
1.10%, 08/15/2052
(i),(m),(n)
13,870 733
Benchmark 2019-B13 Mortgage Trust
1.00%, 08/15/2057
(i),(m),(n)
6,500 297
1.50%, 08/15/2057
(i),(m),(n)
4,000 290
Benchmark 2019-B14 Mortgage Trust
1.27%, 12/15/2062
(i),(m),(n)
14,908 971
Benchmark 2019-B15 Mortgage Trust
0.97%, 12/15/2072
(i),(m),(n)
24,552 1,208
Benchmark 2019-B9 Mortgage Trust
2.00%, 03/15/2052
(i),(m),(n)
11,550 1,020
Benchmark 2020-B16 Mortgage Trust
1.21%, 02/15/2053
(i),(m),(n)
7,615 428
Benchmark 2020-B17 Mortgage Trust
1.41%, 03/15/2053
(i),(m),(n)
12,580 892
Benchmark 2021-B23 Mortgage Trust
2.00%, 02/15/2054
(i)
3,000 1,485
Benchmark 2021-B27 Mortgage Trust
2.00%, 07/15/2054
(i)
5,000 2,414
Benchmark 2021-B29 Mortgage Trust
2.61%, 09/15/2054 1,750 1,371
Benchmark 2021-B31 Mortgage Trust
1.14%, 12/15/2054
(i),(m),(n)
15,995 1,169
2.25%, 12/15/2054
(i)
2,721 1,285
Benchmark 2022-B32 Mortgage Trust
1.52%, 01/15/2055
(i),(m),(n)
13,067 1,201

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2022-B33 Mortgage Trust
1.61%, 03/15/2055
(i),(m),(n)
$ 10,960 $ 1,044
Benchmark 2022-B34 Mortgage Trust
1.83%, 04/15/2055
(i),(m),(n)
7,270 863
Benchmark 2023-B38 Mortgage Trust
6.24%, 04/15/2056
(n)
2,202 2,086
Cantor Commercial Real Estate Lending 2019-CF2
1.44%, 11/15/2052
(i),(m),(n)
10,105 697
Cantor Commercial Real Estate Lending 2019-CF3
1.10%, 01/15/2053
(i),(m),(n)
11,514 660
Citigroup Commercial Mortgage Trust 2018-C5
3.33%, 06/10/2051
(i),(n)
1,000 604
Citigroup Commercial Mortgage Trust 2019-C7
1.20%, 12/15/2072
(i),(m),(n)
15,766 968
Citigroup Commercial Mortgage Trust 2019-GC41
0.84%, 08/10/2056
(i),(m),(n)
13,007 524
Citigroup Commercial Mortgage Trust 2019-GC43
0.62%, 11/10/2052
(i),(m),(n)
11,280 363
0.62%, 11/10/2052
(i),(m),(n)
2,528 76
0.62%, 11/10/2052
(i),(m),(n)
1,750 52
3.00%, 11/10/2052
(i)
5,000 2,837
3.00%, 11/10/2052
(i)
1,750 594
Citigroup Commercial Mortgage Trust 2020-GC46
1.07%, 02/15/2053
(i),(m),(n)
21,133 1,204
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(i)
13,993 7,837
COMM 2012-CCRE5 Mortgage Trust
4.34%, 12/10/2045
(i),(n)
5,878 4,543
COMM 2013-CCRE6 Mortgage Trust
3.86%, 03/10/2046
(i),(n)
8,967 6,367
3.86%, 03/10/2046
(i),(n)
12,400 7,812
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(i),(m),(n)
44,717 103
COMM 2014-LC15 Mortgage Trust
4.01%, 04/10/2047 1,500 1,482
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(i),(m),(n)
15,800 1,020
COMM 2019-GC44 Mortgage Trust
1.02%, 08/15/2057
(i),(m),(n)
5,500 295
3.52%, 08/15/2057
(n)
1,500 1,093
CSAIL 2019-C15 Commercial Mortgage Trust
1.98%, 03/15/2052
(i),(m),(n)
3,981 352
Freddie Mac Multifamily Structured Pass Through
Certificates
1.50%, 01/25/2043
(m),(n)
79,054 1,595
3.48%, 10/25/2041
(m),(n)
1,016 —
GS Mortgage Securities Trust 2013-GCJ14
4.55%, 08/10/2046
(i),(n)
2,500 1,525
GS Mortgage Securities Trust 2014-GC26
1.21%, 11/10/2047
(i),(m),(n)
29,811 391
GS Mortgage Securities Trust 2018-GS10
1.41%, 07/10/2051
(i),(m),(n)
8,017 498
GS Mortgage Securities Trust 2018-GS9
1.35%, 03/10/2051
(i),(m),(n)
8,353 438
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(i),(m),(n)
16,500 908
GS Mortgage Securities Trust 2019-GSA1
1.01%, 11/10/2052
(i),(m),(n)
21,600 1,115
GS Mortgage Securities Trust 2020-GC45
0.69%, 02/13/2053
(i),(m),(n)
25,009 894
JP Morgan Chase Commercial Mortgage Securities
Trust 2006-CIBC17
5.49%, 12/12/2043
(n)
4,010 2,922
JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP9
5.34%, 05/15/2047 520 488
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMCC Commercial Mortgage Securities Trust
2019-COR4
2.01%, 03/10/2052
(i),(m),(n)
$ 18,869 $ 1,704
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.77%, 06/13/2052
(i),(m),(n)
8,500 706
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
4.33%, 08/15/2046
(n)
2,600 2,572
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.38%, 02/15/2048
(i),(m),(n)
41,500 660
Morgan Stanley Capital I Trust 2018-H3
1.85%, 07/15/2051
(i),(m),(n)
7,682 559
Morgan Stanley Capital I Trust 2019-H6
1.57%, 06/15/2052
(i),(m),(n)
4,693 333
3.00%, 06/15/2052
(i)
2,122 1,294
Morgan Stanley Capital I Trust 2019-L3
1.16%, 11/15/2052
(i),(m),(n)
15,090 869
Morgan Stanley Capital I Trust 2020-L4
1.17%, 02/15/2053
(i),(m),(n)
13,626 841
2.50%, 02/15/2053
(i)
3,000 1,505
MSWF Commercial Mortgage Trust 2023-1
6.68%, 05/15/2056
(n)
3,000 3,031
UBS Commercial Mortgage Trust
1.76%, 10/15/2052
(i),(m),(n)
12,767 1,108
UBS Commercial Mortgage Trust 2019-C18
1.44%, 12/15/2052
(i),(m),(n)
11,574 840
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.40%, 05/15/2048
(m),(n)
24,936 175
Wells Fargo Commercial Mortgage Trust 2017-C40
4.30%, 10/15/2050
(n)
2,000 1,674
Wells Fargo Commercial Mortgage Trust 2017-C42
1.56%, 12/15/2050
(i),(m),(n)
20,343 1,161
Wells Fargo Commercial Mortgage Trust 2018-C44
1.82%, 05/15/2051
(i),(m),(n)
8,022 563
Wells Fargo Commercial Mortgage Trust 2019-C49
2.13%, 03/15/2052
(i),(m),(n)
4,336 414
Wells Fargo Commercial Mortgage Trust 2019-C53
1.43%, 10/15/2052
(i),(m),(n)
8,777 637
Wells Fargo Commercial Mortgage Trust 2019-C54
1.36%, 12/15/2052
(i),(m),(n)
6,363 445
Wells Fargo Commercial Mortgage Trust 2021-C61
1.39%, 11/15/2054
(i),(m),(n)
9,132 808
$ 128,769
Commercial Services - 0 .88%
AMN Healthcare Inc
4.63%, 10/01/2027
(i)
1,925 1,809
ASGN Inc
4.63%, 05/15/2028
(i)
2,075 1,903
Ford Foundation/The
2.82%, 06/01/2070 1,595 989
PROG Holdings Inc
6.00%, 11/15/2029
(i)
4,500 4,073
Quanta Services Inc
3.05%, 10/01/2041 842 581
S&P Global Inc
2.70%, 03/01/2029 1,117 1,006
Sotheby's
7.38%, 10/15/2027
(h),(i)
6,650 5,891
Triton Container International Ltd
2.05%, 04/15/2026
(i)
3,362 2,967
3.15%, 06/15/2031
(i)
2,048 1,577
Upbound Group Inc
6.38%, 02/15/2029
(i)
4,575 4,198

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
ZipRecruiter Inc
5.00%, 01/15/2030
(i)
$ 725 $ 618
$ 25,612
Computers - 0 .77%
Apple Inc
1.40%, 08/05/2028 2,475 2,141
2.65%, 05/11/2050 969 666
2.70%, 08/05/2051 2,130 1,472
3.00%, 06/20/2027 2,129 2,018
3.60%, 07/31/2042 GBP 850 925
3.95%, 08/08/2052 $ 2,755 2,415
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(i)
1,615 1,148
5.30%, 10/01/2029 2,100 2,094
8.10%, 07/15/2036 1,262 1,469
Hewlett Packard Enterprise Co
1.75%, 04/01/2026 1,829 1,669
5.25%, 07/01/2028 1,784 1,776
International Business Machines Corp
5.60%, 11/30/2039 800 821
KBR Inc
4.75%, 09/30/2028
(i)
2,125 1,944
Leidos Inc
4.38%, 05/15/2030 1,194 1,107
5.75%, 03/15/2033 688 689
$ 22,354
Cosmetics & Personal Care - 0 .21%
Estee Lauder Cos Inc/The
4.38%, 05/15/2028 925 910
Haleon UK Capital PLC
3.13%, 03/24/2025 1,160 1,113
Haleon US Capital LLC
3.63%, 03/24/2032 2,310 2,068
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
15,607 —
Kenvue Inc
4.90%, 03/22/2033
(i)
633 637
Procter & Gamble Co/The
3.95%, 01/26/2028 1,400 1,378
$ 6,106
Diversified Financial Services - 3 .37%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.50%, 07/15/2025 3,300 3,323
Air Lease Corp
2.88%, 01/15/2026 3,884 3,633
Ally Financial Inc
4.70%, 05/15/2026
(g),(k)
1,500 1,138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
American Express Co
3.55%, 09/15/2026
(g),(k)
10,000 8,390
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Bread Financial Holdings Inc
7.00%, 01/15/2026
(h),(i)
4,250 4,105
Burford Capital Global Finance LLC
9.25%, 07/01/2031
(i)
2,175 2,197
Capital One Financial Corp
3.75%, 07/28/2026 800 754
3.95%, 09/01/2026
(g),(k)
500 398
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
4.20%, 10/29/2025 700 674
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The
4.00%, 06/01/2026
(g),(k)
$ 7,800 $ 6,963
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Credit Acceptance Corp
6.63%, 03/15/2026
(h)
1,600 1,570
Discover Financial Services
6.13%, 06/23/2025
(g),(k)
3,000 2,879
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Drawbridge Special Opportunities Fund LP /
Drawbridge Special Opportunities Fin
3.88%, 02/15/2026
(i)
550 491
GGAM Finance Ltd
8.00%, 06/15/2028
(i)
2,625 2,661
Home Point Capital Inc
5.00%, 02/01/2026
(i)
2,650 2,473
Intercontinental Exchange Inc
3.00%, 09/15/2060 575 367
4.95%, 06/15/2052 1,236 1,178
5.20%, 06/15/2062 1,026 1,002
Jefferies Financial Group Inc
5.88%, 07/21/2028 1,131 1,128
Mastercard Inc
3.35%, 03/26/2030 1,375 1,274
Nasdaq Inc
5.95%, 08/15/2053
(h)
367 374
6.10%, 06/28/2063 441 445
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(i)
1,925 1,743
NFP Corp
4.88%, 08/15/2028
(i)
1,700 1,530
6.88%, 08/15/2028
(i)
15,623 13,829
OneMain Finance Corp
4.00%, 09/15/2030 2,100 1,650
6.63%, 01/15/2028 5,425 5,144
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(i)
4,100 3,829
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(i)
2,855 2,528
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
3.88%, 03/01/2031
(i)
2,525 2,077
4.00%, 10/15/2033
(i)
750 595
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 1,800 1,715
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(i)
BRL 11,700 2,301
Synchrony Financial
4.50%, 07/23/2025 $ 6,533 6,216
Unifin Financiera SAB de CV
0.00%, 01/27/2028
(d),(i)
1,250 58
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(i)
2,025 1,947
5.50%, 04/15/2029
(i)
975 857
USAA Capital Corp
3.38%, 05/01/2025
(h),(i)
1,792 1,732
Visa Inc
4.30%, 12/14/2045 1,200 1,112
Voya Financial Inc
6.13%, 09/15/2023
(g),(k)
1,500 1,462
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 97,742

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 3 .14%
AES Corp/The
2.45%, 01/15/2031 $ 703 $ 573
5.45%, 06/01/2028 925 917
American Electric Power Co Inc
5.63%, 03/01/2033 1,384 1,409
5.70%, 08/15/2025 1,088 1,089
Avangrid Inc
3.20%, 04/15/2025 3,721 3,551
Baltimore Gas and Electric Co
5.40%, 06/01/2053 716 729
CMS Energy Corp
3.75%, 12/01/2050
(k)
761 586
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.75%, 06/01/2050
(k)
1,255 1,103
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%
Comision Federal de Electricidad
5.00%, 09/29/2036 1,795 1,508
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 3,000 2,501
3.95%, 04/01/2050 981 795
4.45%, 03/15/2044 553 480
Dominion Energy Inc
3.38%, 04/01/2030 2,500 2,230
4.65%, 12/15/2024
(g),(k)
10,000 9,105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(k)
501 483
3 Month USD LIBOR + 3.06%
DTE Electric Co
3.95%, 03/01/2049 1,497 1,226
DTE Energy Co
4.88%, 06/01/2028 1,357 1,340
Duke Energy Carolinas LLC
3.55%, 03/15/2052 619 462
5.40%, 01/15/2054 374 378
Duke Energy Corp
3.75%, 09/01/2046 600 458
4.88%, 09/16/2024
(g),(k)
11,350 11,033
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Duke Energy Florida LLC
5.95%, 11/15/2052 506 546
Duke Energy Ohio Inc
5.65%, 04/01/2053 372 382
E.ON SE
0.38%, 09/29/2027 EUR 800 777
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026
(i)
$ 2,075 1,845
Electricite de France SA
5.70%, 05/23/2028
(i)
927 934
Emera US Finance LP
4.75%, 06/15/2046 2,883 2,317
Enel Finance International NV
3.50%, 04/06/2028
(i)
1,147 1,052
4.75%, 05/25/2047
(i)
683 578
7.75%, 10/14/2052
(i)
720 848
Enel SpA
8.75%, 09/24/2073
(i),(k)
368 366
USD Swap Semi-Annual 5 Year + 5.88%
Engie SA
3.63%, 01/11/2030 EUR 3,000 3,277
Entergy Mississippi LLC
3.50%, 06/01/2051 $ 519 375
Entergy Texas Inc
4.50%, 03/30/2039 2,296 2,052
5.00%, 09/15/2052 422 393
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Exelon Corp
5.60%, 03/15/2053 $ 525 $ 524
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(i)
1,916 1,582
Fortis Inc/Canada
3.06%, 10/04/2026 964 893
Georgia Power Co
3.25%, 03/15/2051 1,619 1,143
Indiana Michigan Power Co
5.63%, 04/01/2053 426 441
Interstate Power and Light Co
3.50%, 09/30/2049 1,002 724
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(i)
703 548
Metropolitan Edison Co
5.20%, 04/01/2028
(i)
1,573 1,563
National Rural Utilities Cooperative Finance Corp
1.88%, 02/07/2025 386 366
2.85%, 01/27/2025 2,734 2,634
4.80%, 03/15/2028 530 525
8.54%, 04/30/2043 1,066 1,033
CME Term Secured Overnight Financing
Rate 3 Month + 3.17%
NextEra Energy Capital Holdings Inc
2.25%, 06/01/2030 2,700 2,243
6.05%, 03/01/2025 632 637
Ohio Power Co
5.00%, 06/01/2033 531 526
Oklahoma Gas and Electric Co
5.60%, 04/01/2053 373 380
Oncor Electric Delivery Co LLC
4.15%, 06/01/2032 831 787
Pacific Gas and Electric Co
3.95%, 12/01/2047 554 381
4.30%, 03/15/2045 2,342 1,685
4.95%, 06/08/2025 953 930
PacifiCorp
5.50%, 05/15/2054 1,328 1,208
Public Service Co of Colorado
2.70%, 01/15/2051 2,305 1,439
3.70%, 06/15/2028 981 925
4.10%, 06/15/2048 1,242 997
Public Service Co of Oklahoma
2.20%, 08/15/2031 1,221 985
Southern California Edison Co
1.10%, 04/01/2024 1,933 1,872
5.85%, 11/01/2027 917 944
Southern Co/The
3.75%, 09/15/2051
(k)
3,500 3,019
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.48%, 08/01/2024
(n)
875 862
Southwestern Electric Power Co
5.30%, 04/01/2033 586 580
Union Electric Co
3.90%, 04/01/2052 753 611
Wisconsin Power and Light Co
4.95%, 04/01/2033 468 462
$ 91,147
Electronics - 0 .23%
Agilent Technologies Inc
2.30%, 03/12/2031 2,008 1,651
Honeywell International Inc
1.75%, 09/01/2031 1,169 936
2.80%, 06/01/2050
(h)
1,600 1,170
4.25%, 01/15/2029 963 942
Jabil Inc
5.45%, 02/01/2029 452 450

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Trimble Inc
4.90%, 06/15/2028 $ 633 $ 620
6.10%, 03/15/2033 632 642
Vontier Corp
2.95%, 04/01/2031 351 278
$ 6,689
Energy - Alternate Sources - 0 .11%
Energo-Pro AS
8.50%, 02/04/2027
(i)
1,500 1,455
Enviva Partners LP / Enviva Partners Finance Corp
6.50%, 01/15/2026
(i)
1,950 1,645
$ 3,100
Engineering & Construction - 0 .09%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(i)
865 824
7.00%, 12/18/2025 1,440 1,373
Jacobs Engineering Group Inc
5.90%, 03/01/2033 494 488
$ 2,685
Entertainment - 0 .95%
Caesars Entertainment Inc
4.63%, 10/15/2029
(h),(i)
2,825 2,487
7.00%, 02/15/2030
(i)
4,100 4,141
8.13%, 07/01/2027
(i)
1,025 1,051
Cinemark USA Inc
5.25%, 07/15/2028
(h),(i)
4,675 4,089
5.88%, 03/15/2026
(i)
2,500 2,367
8.75%, 05/01/2025
(i)
150 152
Everi Holdings Inc
5.00%, 07/15/2029
(i)
2,725 2,398
Live Nation Entertainment Inc
4.75%, 10/15/2027
(i)
2,600 2,415
6.50%, 05/15/2027
(i)
1,600 1,608
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(i)
2,925 2,709
Warnermedia Holdings Inc
3.64%, 03/15/2025 925 894
5.05%, 03/15/2042 443 368
5.39%, 03/15/2062 643 523
6.41%, 03/15/2026 1,361 1,363
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(i)
1,050 950
$ 27,515
Environmental Control - 0 .78%
Covanta Holding Corp
4.88%, 12/01/2029
(i)
4,125 3,643
5.00%, 09/01/2030 175 151
GFL Environmental Inc
4.38%, 08/15/2029
(i)
5,350 4,771
4.75%, 06/15/2029
(i)
2,375 2,166
Madison IAQ LLC
5.88%, 06/30/2029
(i)
6,640 5,569
Republic Services Inc
5.00%, 04/01/2034 1,092 1,085
Waste Connections Inc
2.20%, 01/15/2032 1,921 1,550
4.25%, 12/01/2028 681 658
Waste Management Inc
4.63%, 02/15/2030 444 438
4.88%, 02/15/2034
(j)
2,735 2,703
$ 22,734
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 1 .23%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(i)
$ 1,025 $ 892
4.88%, 02/15/2030
(i)
325 298
Conagra Brands Inc
7.00%, 10/01/2028 1,112 1,186
General Mills Inc
4.95%, 03/29/2033 639 632
Hershey Co/The
4.25%, 05/04/2028 3,475 3,439
Hormel Foods Corp
0.65%, 06/03/2024 1,623 1,557
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
3.00%, 02/02/2029
(i)
5,000 4,287
Kraft Heinz Foods Co
4.38%, 06/01/2046 2,919 2,474
4.88%, 10/01/2049 700 638
Kroger Co/The
3.88%, 10/15/2046 380 291
Mars Inc
4.65%, 04/20/2031
(i)
942 930
McCormick & Co Inc/MD
4.95%, 04/15/2033 509 500
Nestle Holdings Inc
3.50%, 09/24/2025
(i)
2,137 2,066
5.25%, 03/13/2026
(i)
1,061 1,070
Performance Food Group Inc
4.25%, 08/01/2029
(i)
1,900 1,688
5.50%, 10/15/2027
(i)
2,950 2,856
Post Holdings Inc
4.50%, 09/15/2031
(i)
3,150 2,682
4.63%, 04/15/2030
(i)
400 353
5.50%, 12/15/2029
(i)
1,050 975
Sysco Corp
4.45%, 03/15/2048 2,657 2,258
4.50%, 04/01/2046 1,469 1,237
5.95%, 04/01/2030 168 175
6.60%, 04/01/2050 692 784
US Foods Inc
4.63%, 06/01/2030
(i)
100 90
4.75%, 02/15/2029
(i)
2,493 2,293
$ 35,651
Food Service - 0 .11%
Aramark Services Inc
5.00%, 02/01/2028
(i)
3,385 3,182
Forest Products & Paper - 0 .07%
Georgia-Pacific LLC
0.95%, 05/15/2026
(i)
2,444 2,168
Gas - 0 .12%
Atmos Energy Corp
5.75%, 10/15/2052 1,120 1,197
KeySpan Gas East Corp
5.99%, 03/06/2033
(i)
1,195 1,198
NiSource Inc
5.40%, 06/30/2033 586 591
Spire Missouri Inc
4.80%, 02/15/2033 633 621
$ 3,607
Hand & Machine Tools - 0 .15%
Stanley Black & Decker Inc
2.30%, 02/24/2025 2,350 2,231
4.00%, 03/15/2060
(k)
2,623 2,007
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
$ 4,238

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0 .37%
Garden Spinco Corp
8.63%, 07/20/2030
(i)
$ 2,360 $ 2,547
GE HealthCare Technologies Inc
5.65%, 11/15/2027
(h)
2,860 2,916
Medline Borrower LP
5.25%, 10/01/2029
(i)
1,125 998
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 1,994 1,492
Stryker Corp
1.95%, 06/15/2030 2,200 1,836
Thermo Fisher Scientific Inc
4.10%, 08/15/2047 1,150 1,010
$ 10,799
Healthcare - Services - 1 .31%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(i)
1,425 1,318
5.50%, 07/01/2028
(i)
880 843
Catalent Pharma Solutions Inc
3.50%, 04/01/2030
(h),(i)
887 743
Centene Corp
2.63%, 08/01/2031 3,000 2,399
Elevance Health Inc
2.88%, 09/15/2029 1,030 916
3.65%, 12/01/2027 1,400 1,328
6.10%, 10/15/2052 531 578
Fresenius SE & Co KGaA
0.75%, 01/15/2028 EUR 2,200 2,121
HCA Inc
3.38%, 03/15/2029
(i)
$ 572 508
3.50%, 09/01/2030 1,210 1,064
3.50%, 07/15/2051 1,473 1,012
4.63%, 03/15/2052
(i)
1,638 1,345
Humana Inc
1.35%, 02/03/2027 4,429 3,878
5.50%, 03/15/2053 371 366
5.88%, 03/01/2033 458 477
Roche Holdings Inc
2.13%, 03/10/2025
(h),(i)
3,696 3,525
Surgery Center Holdings Inc
10.00%, 04/15/2027
(i)
3,713 3,800
Tenet Healthcare Corp
4.63%, 06/15/2028 100 92
5.13%, 11/01/2027 200 190
6.13%, 10/01/2028
(h)
6,635 6,320
UnitedHealth Group Inc
1.25%, 01/15/2026 2,110 1,930
4.95%, 05/15/2062 519 496
5.25%, 02/15/2028 955 977
6.05%, 02/15/2063 959 1,076
6.88%, 02/15/2038 550 648
$ 37,950
Housewares - 0 .04%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(i)
491 462
Newell Brands Inc
5.87%, 04/01/2036 800 695
$ 1,157
Insurance - 3 .58%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(i)
900 776
7.00%, 11/15/2025
(i)
9,082 8,770
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(i)
2,725 2,487
6.75%, 10/15/2027
(i)
1,550 1,468
Americo Life Inc
3.45%, 04/15/2031
(i)
711 535
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
AmWINS Group Inc
4.88%, 06/30/2029
(i)
$ 5,275 $ 4,839
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(k)
3,000 2,895
3 Month USD LIBOR + 3.59%
AssuredPartners Inc
5.63%, 01/15/2029
(i)
150 131
7.00%, 08/15/2025
(i)
9,612 9,491
Athene Global Funding
1.73%, 10/02/2026
(i)
2,265 1,963
Athene Holding Ltd
3.45%, 05/15/2052 1,130 723
AXA SA
3.38%, 07/06/2047
(k)
EUR 2,400 2,500
3 Month Euro Interbank Offered Rate +
3.75%
Berkshire Hathaway Finance Corp
2.63%, 06/19/2059 GBP 700 532
Berkshire Hathaway Inc
1.63%, 03/16/2035 EUR 3,700 3,254
Enstar Group Ltd
3.10%, 09/01/2031 $ 1,469 1,144
4.95%, 06/01/2029 2,533 2,373
Equitable Financial Life Global Funding
1.30%, 07/12/2026
(i)
2,140 1,873
F&G Annuities & Life Inc
7.40%, 01/13/2028
(i)
1,010 1,014
F&G Global Funding
0.90%, 09/20/2024
(i)
1,772 1,657
2.30%, 04/11/2027
(i)
1,371 1,213
GTCR AP Finance Inc
8.00%, 05/15/2027
(i)
2,020 2,001
HUB International Ltd
5.63%, 12/01/2029
(i)
675 602
7.00%, 05/01/2026
(i)
5,930 5,918
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(i)
3,760 3,835
Liberty Mutual Group Inc
4.30%, 02/01/2061
(i)
3,362 2,091
7.80%, 03/07/2087
(i)
3,500 3,625
3 Month USD LIBOR + 3.58%
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(i)
650 462
MetLife Inc
3.85%, 09/15/2025
(g),(k)
2,900 2,710
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
9.25%, 04/08/2068
(i)
5,775 6,670
3 Month USD LIBOR + 5.54%
New York Life Global Funding
1.85%, 08/01/2031
(i)
3,000 2,367
4.85%, 01/09/2028
(i)
648 643
Nippon Life Insurance Co
5.10%, 10/16/2044
(i),(k)
5,000 4,934
USD Swap Semi-Annual 5 Year + 3.65%
Northwestern Mutual Global Funding
4.35%, 09/15/2027
(i)
890 867
Progressive Corp/The
3.00%, 03/15/2032 3,000 2,615
Prudential Financial Inc
5.70%, 09/15/2048
(k)
388 373
3 Month USD LIBOR + 2.67%
Prudential Funding Asia PLC
3.13%, 04/14/2030 456 404
SBL Holdings Inc
5.00%, 02/18/2031
(i)
1,525 1,194

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Security Benefit Global Funding
1.25%, 05/17/2024
(i)
$ 1,343 $ 1,283
Talanx AG
2.25%, 12/05/2047
(k)
EUR 2,000 1,938
3 Month Euro Interbank Offered Rate +
2.45%
Willis North America Inc
4.65%, 06/15/2027 $ 1,796 1,742
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(k)
10,000 7,856
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 103,768
Internet - 0 .90%
Alibaba Group Holding Ltd
4.00%, 12/06/2037 800 672
Alphabet Inc
2.00%, 08/15/2026 900 834
Amazon.com Inc
3.30%, 04/13/2027 1,109 1,057
3.60%, 04/13/2032 393 364
3.95%, 04/13/2052 2,000 1,715
4.10%, 04/13/2062 1,900 1,620
4.65%, 12/01/2029 721 722
Arches Buyer Inc
6.13%, 12/01/2028
(i)
2,038 1,755
Baidu Inc
2.38%, 10/09/2030 900 738
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,158
Cablevision Lightpath LLC
3.88%, 09/15/2027
(i)
2,475 2,054
5.63%, 09/15/2028
(i)
1,700 1,293
Expedia Group Inc
2.95%, 03/15/2031 604 509
Gen Digital Inc
7.13%, 09/30/2030
(i)
1,300 1,310
Meta Platforms Inc
4.80%, 05/15/2030 5,000 5,016
Prosus NV
3.68%, 01/21/2030 3,150 2,688
Tencent Holdings Ltd
3.98%, 04/11/2029 700 652
Uber Technologies Inc
4.50%, 08/15/2029
(i)
2,120 1,960
$ 26,117
Investment Companies - 0 .17%
Gaci First Investment Co
5.38%, 10/13/2122 2,075 1,862
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 2,225 1,805
5.25%, 05/15/2027 775 683
JAB Holdings BV
4.50%, 04/08/2052
(i)
820 629
$ 4,979
Iron & Steel - 2 .65%
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(i)
13,822 13,407
Material Sciences Corp
12.79%, PIK 12.79%; 01/09/2024
(e),(f),(n),(o)
19,498 19,498
Nucor Corp
4.30%, 05/23/2027 1,033 1,006
Specialty Steel
15.53%, 11/15/2026
(e),(f)
41,564 41,564
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Vale Overseas Ltd
3.75%, 07/08/2030 $ 1,600 $ 1,425
$ 76,900
Leisure Products & Services - 0 .28%
Carnival Corp
5.75%, 03/01/2027
(i)
4,825 4,463
7.63%, 03/01/2026
(i)
600 592
Harley-Davidson Financial Services Inc
6.50%, 03/10/2028
(i)
1,463 1,480
Royal Caribbean Cruises Ltd
5.50%, 04/01/2028
(i)
1,675 1,579
$ 8,114
Lodging - 0 .53%
Boyd Gaming Corp
4.75%, 06/15/2031
(i)
2,960 2,648
Hyatt Hotels Corp
5.75%, 01/30/2027 616 619
Marriott International Inc/MD
2.85%, 04/15/2031 2,746 2,325
3.50%, 10/15/2032 2,346 2,030
4.90%, 04/15/2029 457 448
Melco Resorts Finance Ltd
5.63%, 07/17/2027 1,100 999
5.75%, 07/21/2028 750 667
Station Casinos LLC
4.63%, 12/01/2031
(h),(i)
6,150 5,197
Studio City Finance Ltd
5.00%, 01/15/2029 650 501
$ 15,434
Machinery - Construction & Mining - 0 .18%
Caterpillar Financial Services Corp
1.45%, 05/15/2025 2,271 2,127
3.60%, 08/12/2027 364 350
4.35%, 05/15/2026 358 354
4.80%, 01/06/2026 1,099 1,097
5.40%, 03/10/2025 1,361 1,368
$ 5,296
Machinery - Diversified - 0 .57%
Chart Industries Inc
9.50%, 01/01/2031
(i)
1,400 1,501
John Deere Capital Corp
1.30%, 10/13/2026
(h)
877 784
3.40%, 06/06/2025 1,573 1,524
4.75%, 01/20/2028 933 931
4.95%, 06/06/2025 861 861
4.95%, 07/14/2028 619 624
nVent Finance Sarl
2.75%, 11/15/2031 796 633
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(i)
10,300 9,567
$ 16,425
Media - 2 .07%
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(i)
2,425 1,994
4.25%, 01/15/2034
(i)
1,950 1,499
4.50%, 05/01/2032 675 550
4.75%, 03/01/2030
(i)
750 650
5.38%, 06/01/2029
(i)
1,575 1,439
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 1,357 916
3.70%, 04/01/2051 500 317
3.85%, 04/01/2061 1,804 1,096
4.80%, 03/01/2050 1,341 1,016
6.48%, 10/23/2045 1,000 933

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp
2.94%, 11/01/2056 $ 441 $ 284
3.40%, 04/01/2030 635 582
4.15%, 10/15/2028 2,169 2,099
4.55%, 01/15/2029 3,000 2,955
4.60%, 10/15/2038 1,375 1,278
5.50%, 05/15/2064 3,043 3,055
Cox Communications Inc
5.45%, 09/15/2028
(i)
898 897
CSC Holdings LLC
4.13%, 12/01/2030
(i)
750 542
4.63%, 12/01/2030
(i)
3,151 1,583
7.50%, 04/01/2028
(i)
625 386
Discovery Communications LLC
5.30%, 05/15/2049 1,683 1,396
DISH DBS Corp
7.38%, 07/01/2028 1,350 759
7.75%, 07/01/2026 1,125 727
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030 500 419
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(i)
414 391
Nexstar Media Inc
5.63%, 07/15/2027
(i)
2,150 2,021
Paramount Global
4.38%, 03/15/2043 3,834 2,659
4.60%, 01/15/2045 461 323
5.85%, 09/01/2043 374 313
Radiate Holdco LLC / Radiate Finance Inc
6.50%, 09/15/2028
(i)
1,945 1,166
Sirius XM Radio Inc
3.88%, 09/01/2031
(i)
1,175 920
4.13%, 07/01/2030
(i)
25 21
SportsNet New York
10.25%, 01/15/2025
(e),(f)
20,090 19,437
Time Warner Cable LLC
6.55%, 05/01/2037 1,567 1,502
Virgin Media Finance PLC
5.00%, 07/15/2030
(i)
3,825 3,139
Ziggo Bond Co BV
6.00%, 01/15/2027
(i)
850 791
$ 60,055
Mining - 0 .85%
Arconic Corp
6.13%, 02/15/2028
(i)
5,700 5,851
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(i),(j)
2,000 2,040
Century Aluminum Co
7.50%, 04/01/2028
(h),(i)
9,530 9,054
Constellium SE
3.75%, 04/15/2029
(i)
1,275 1,108
5.63%, 06/15/2028
(i)
775 738
Newmont Corp
4.88%, 03/15/2042 650 601
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(i)
19,888 —
Novelis Corp
3.88%, 08/15/2031
(i)
425 354
4.75%, 01/30/2030
(i)
1,214 1,091
South32 Treasury Ltd
4.35%, 04/14/2032
(i)
1,796 1,569
Stillwater Mining Co
4.50%, 11/16/2029 2,725 2,215
$ 24,621
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0 .38%
3M Co
4.00%, 09/14/2048
(h)
$ 1,000 $ 860
Eaton Corp
4.35%, 05/18/2028 4,000 3,919
Illinois Tool Works Inc
3.90%, 09/01/2042 1,000 878
Parker-Hannifin Corp
4.25%, 09/15/2027 1,214 1,182
Siemens Financieringsmaatschappij NV
0.25%, 02/20/2029 EUR 1,500 1,387
3.25%, 05/27/2025
(i)
$ 3,010 2,911
$ 11,137
Mortgage Backed Securities - 0 .07%
Fannie Mae REMICS
0.82%, 05/25/2046
(m)
8,998 893
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.82%, 09/25/2046
(m)
2,339 230
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
Ginnie Mae
0.68%, 04/20/2046
(m)
9,602 871
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
$ 1,994
Oil & Gas - 2 .62%
Apache Corp
5.35%, 07/01/2049 3,083 2,555
BP Capital Markets America Inc
2.72%, 01/12/2032 1,500 1,272
3.00%, 02/24/2050 2,030 1,401
3.54%, 04/06/2027 2,689 2,571
4.89%, 09/11/2033 884 873
BP Capital Markets PLC
4.88%, 03/22/2030
(g),(k)
1,000 930
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Callon Petroleum Co
7.50%, 06/15/2030
(h),(i)
1,100 1,068
Chesapeake Energy Corp
6.75%, 04/15/2029
(i)
1,025 1,020
Chevron Corp
2.24%, 05/11/2030 1,955 1,690
Chevron USA Inc
4.20%, 10/15/2049 667 550
CNX Resources Corp
7.38%, 01/15/2031
(i)
1,550 1,537
Comstock Resources Inc
5.88%, 01/15/2030
(i)
5,125 4,537
6.75%, 03/01/2029
(i)
525 490
ConocoPhillips Co
2.40%, 03/07/2025 285 273
Diamondback Energy Inc
4.40%, 03/24/2051 1,402 1,123
6.25%, 03/15/2053 1,793 1,835
Ecopetrol SA
6.88%, 04/29/2030 2,075 1,955
Energean PLC
6.50%, 04/30/2027 1,200 1,093
Energian Israel Finance Ltd
5.88%, 03/30/2031
(i)
3,725 3,255
EQT Corp
3.63%, 05/15/2031
(h),(i)
2,116 1,832
Exxon Mobil Corp
4.23%, 03/19/2040 500 458
Hess Corp
6.00%, 01/15/2040 516 515

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
HF Sinclair Corp
5.88%, 04/01/2026 $ 3,085 $ 3,098
Hilcorp Energy I LP / Hilcorp Finance Co
6.00%, 02/01/2031
(i)
1,525 1,381
6.25%, 04/15/2032
(i)
2,425 2,204
KazMunayGas National Co JSC
6.38%, 10/24/2048 3,575 3,159
Kosmos Energy Ltd
7.75%, 05/01/2027 2,500 2,298
Leviathan Bond Ltd
6.50%, 06/30/2027
(i)
4,425 4,270
Marathon Oil Corp
6.60%, 10/01/2037 1,134 1,169
MEG Energy Corp
5.88%, 02/01/2029
(i)
1,125 1,078
Occidental Petroleum Corp
4.40%, 04/15/2046 2,667 2,112
6.60%, 03/15/2046 1,600 1,696
Ovintiv Inc
6.25%, 07/15/2033 597 603
Permian Resources Operating LLC
5.88%, 07/01/2029
(i)
3,125 2,978
Petroleos de Venezuela SA
0.00%, 11/17/2021
(d)
10,000 350
0.00%, 05/16/2024
(d)
38,002 1,330
0.00%, 04/12/2027
(d)
425 15
0.00%, 05/17/2035
(d)
536 19
Petroleos Mexicanos
6.49%, 01/23/2027 1,825 1,626
6.63%, 06/15/2035 3,650 2,601
Phillips 66
3.85%, 04/09/2025 2,100 2,042
Pioneer Natural Resources Co
5.10%, 03/29/2026 691 689
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 1,300 1,153
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 1,800 1,631
TotalEnergies SE
2.63%, 02/26/2025
(g),(k)
EUR 1,600 1,672
EUR Swap Annual (VS 6 Month) 5 Year +
2.15%
Transocean Inc
6.80%, 03/15/2038 $ 450 359
8.75%, 02/15/2030
(i)
1,225 1,272
Transocean Titan Financing Ltd
8.38%, 02/01/2028
(i)
475 490
Valero Energy Corp
2.80%, 12/01/2031 1,000 832
6.63%, 06/15/2037 200 215
Var Energi ASA
7.50%, 01/15/2028
(i)
800 826
$ 76,001
Oil & Gas Services - 0 .10%
Halliburton Co
4.75%, 08/01/2043 1,066 939
4.85%, 11/15/2035 1,255 1,186
Schlumberger Holdings Corp
3.90%, 05/17/2028
(i)
958 911
$ 3,036
Packaging & Containers - 0 .61%
Amcor Finance USA Inc
5.63%, 05/26/2033 1,321 1,319
Amcor Flexibles North America Inc
2.69%, 05/25/2031 1,599 1,310
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(h),(i)
$ 6,950 $ 5,685
Sonoco Products Co
1.80%, 02/01/2025 3,978 3,737
Trivium Packaging Finance BV
5.50%, 08/15/2026
(i)
5,825 5,534
$ 17,585
Pharmaceuticals - 1 .88%
AbbVie Inc
4.05%, 11/21/2039 5,287 4,603
4.25%, 11/21/2049 1,300 1,115
AmerisourceBergen Corp
3.45%, 12/15/2027 458 430
4.25%, 03/01/2045 237 195
4.30%, 12/15/2047 807 684
Astrazeneca Finance LLC
4.88%, 03/03/2028 1,353 1,355
4.90%, 03/03/2030 1,478 1,479
AstraZeneca PLC
4.00%, 01/17/2029 1,150 1,113
Bayer Capital Corp BV
1.50%, 06/26/2026 EUR 1,300 1,339
Becton Dickinson & Co
4.30%, 08/22/2032 $ 488 464
4.69%, 02/13/2028 5,605 5,544
Bristol-Myers Squibb Co
2.95%, 03/15/2032 1,374 1,202
3.90%, 02/20/2028 1,340 1,296
Cardinal Health Inc
4.60%, 03/15/2043 1,563 1,298
Cigna Group/The
3.40%, 03/15/2050 2,164 1,566
3.88%, 10/15/2047 454 358
4.80%, 08/15/2038 2,500 2,343
CVS Health Corp
4.78%, 03/25/2038 3,157 2,913
5.05%, 03/25/2048 700 639
5.13%, 07/20/2045 2,691 2,472
6.00%, 06/01/2063 610 620
Eli Lilly & Co
4.70%, 02/27/2033 903 910
Grifols SA
3.88%, 10/15/2028
(i)
EUR 1,125 1,065
4.75%, 10/15/2028
(i)
$ 550 482
Johnson & Johnson
1.65%, 05/20/2035 EUR 1,500 1,411
Merck & Co Inc
1.70%, 06/10/2027 $ 1,250 1,122
5.15%, 05/17/2063 1,148 1,160
Mylan Inc
5.20%, 04/15/2048 170 135
Pfizer Inc
2.55%, 05/28/2040 4,000 2,917
Pfizer Investment Enterprises Pte Ltd
4.75%, 05/19/2033 1,087 1,080
5.11%, 05/19/2043 740 735
5.30%, 05/19/2053 1,111 1,142
5.34%, 05/19/2063 1,481 1,485
Sanofi
1.88%, 03/21/2038 EUR 1,700 1,565
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 $ 1,624 1,526
Utah Acquisition Sub Inc
3.95%, 06/15/2026 1,275 1,210
Viatris Inc
3.85%, 06/22/2040 1,203 856
4.00%, 06/22/2050 3,086 2,086

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc
5.40%, 11/14/2025 $ 459 $ 461
$ 54,376
Pipelines - 2 .24%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 1,443 1,291
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.75%, 01/15/2028
(i)
825 793
Boardwalk Pipelines LP
3.60%, 09/01/2032 698 595
Buckeye Partners LP
4.50%, 03/01/2028
(i)
1,025 926
5.60%, 10/15/2044 375 277
5.85%, 11/15/2043 1,450 1,121
CNX Midstream Partners LP
4.75%, 04/15/2030
(i)
2,825 2,449
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(i)
2,005 1,824
Enbridge Inc
2.50%, 08/01/2033 2,700 2,117
6.00%, 01/15/2077
(k)
3,400 3,212
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(k)
4,100 3,795
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
Energy Transfer LP
4.90%, 03/15/2035 437 403
4.95%, 05/15/2028 1,189 1,163
5.35%, 05/15/2045 1,257 1,096
5.75%, 02/15/2033 3,633 3,678
6.13%, 12/15/2045 702 671
EnLink Midstream LLC
6.50%, 09/01/2030
(i)
900 906
Enterprise Products Operating LLC
3.70%, 01/31/2051 370 280
5.25%, 08/16/2077
(k)
446 396
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
5.35%, 01/31/2033
(h)
458 467
EQM Midstream Partners LP
4.75%, 01/15/2031
(i)
1,225 1,094
Genesis Energy LP / Genesis Energy Finance Corp
8.00%, 01/15/2027 2,705 2,662
8.88%, 04/15/2030 1,150 1,147
Gray Oak Pipeline LLC
2.00%, 09/15/2023
(i)
1,040 1,034
3.45%, 10/15/2027
(i)
1,674 1,496
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038 1,950 2,004
Hess Midstream Operations LP
5.50%, 10/15/2030
(i)
1,050 987
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(i)
2,625 2,455
New Fortress Energy Inc
6.75%, 09/15/2025
(i)
975 929
ONEOK Partners LP
6.65%, 10/01/2036 2,746 2,848
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 683 517
6.65%, 01/15/2037 1,210 1,239
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(i)
1,375 1,220
4.95%, 07/15/2029
(i)
2,000 1,837
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037
(i)
$ 638 $ 646
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027 1,547 1,554
Transcanada Trust
5.60%, 03/07/2082
(k)
5,800 4,886
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.88%, 08/15/2076
(k)
882 823
3 Month USD LIBOR + 4.64%
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030
(i)
1,025 1,002
Venture Global LNG Inc
8.38%, 06/01/2031
(i)
4,200 4,262
Williams Cos Inc/The
5.75%, 06/24/2044 1,890 1,850
6.30%, 04/15/2040 900 942
$ 64,894
Real Estate - 0 .17%
Country Garden Holdings Co Ltd
2.70%, 07/12/2026 200 33
4.20%, 02/06/2026 1,900 342
5.40%, 05/27/2025 300 61
7.25%, 04/08/2026 700 125
MAF Global Securities Ltd
7.88%, 06/30/2027
(g),(k)
3,675 3,735
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031
(i)
830 652
$ 4,948
Regional Authority - 0 .11%
Province of British Columbia Canada
4.20%, 07/06/2033 2,373 2,338
Provincia de Buenos Aires/Government Bonds
5.25%, 09/01/2037
(n)
2,000 775
$ 3,113
REITs - 0 .77%
American Tower Corp
2.30%, 09/15/2031 1,227 975
3.10%, 06/15/2050 1,050 678
Corporate Office Properties LP
2.90%, 12/01/2033 477 341
Crown Castle Inc
2.90%, 04/01/2041 1,350 928
4.80%, 09/01/2028 4,000 3,898
5.00%, 01/11/2028 916 903
5.20%, 02/15/2049 445 401
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(i)
450 406
Host Hotels & Resorts LP
3.50%, 09/15/2030 2,013 1,710
LXP Industrial Trust
2.38%, 10/01/2031 702 533
MPT Operating Partnership LP / MPT Finance Corp
0.99%, 10/15/2026 EUR 2,050 1,743
National Health Investors Inc
3.00%, 02/01/2031 $ 1,367 1,066
Office Properties Income Trust
3.45%, 10/15/2031
(h)
509 268
Omega Healthcare Investors Inc
3.25%, 04/15/2033 2,724 2,065
3.38%, 02/01/2031 919 738
Public Storage
5.35%, 08/01/2053 397 397

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Scentre Group Trust 2
4.75%, 09/24/2080
(i),(k)
$ 1,400 $ 1,258
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
Vornado Realty LP
2.15%, 06/01/2026 757 644
Welltower OP LLC
4.00%, 06/01/2025 1,400 1,356
Weyerhaeuser Co
4.00%, 03/09/2052 942 744
4.75%, 05/15/2026 1,330 1,312
$ 22,364
Retail - 1 .22%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(i)
4,650 3,996
Dollar Tree Inc
4.20%, 05/15/2028 2,800 2,683
Home Depot Inc/The
4.25%, 04/01/2046 800 707
4.50%, 12/06/2048 900 828
IRB Holding Corp
7.00%, 06/15/2025
(i)
1,575 1,583
Kohl's Corp
5.55%, 07/17/2045
(h)
886 568
LBM Acquisition LLC
6.25%, 01/15/2029
(i)
1,850 1,595
LCM Investments Holdings II LLC
8.25%, 08/01/2031
(i)
1,125 1,143
Lowe's Cos Inc
3.00%, 10/15/2050 600 393
4.45%, 04/01/2062 688 553
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(i)
5,075 4,758
McDonald's Corp
3.50%, 07/01/2027 978 932
3.63%, 09/01/2049 1,542 1,197
O'Reilly Automotive Inc
3.60%, 09/01/2027 935 886
Park River Holdings Inc
6.75%, 08/01/2029
(i)
1,275 1,033
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(i)
3,250 3,093
SRS Distribution Inc
6.00%, 12/01/2029
(i)
2,000 1,735
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(i)
800 683
Target Corp
1.95%, 01/15/2027
(h)
2,000 1,836
Walmart Inc
3.90%, 04/15/2028 4,000 3,907
5.63%, 03/27/2034 GBP 1,000 1,344
$ 35,453
Savings & Loans - 0 .18%
Nationwide Building Society
2.00%, 07/25/2029
(k)
EUR 2,700 2,857
EUR Swap Annual (VS 6 Month) 5 Year +
1.50%
New York Community Bancorp Inc
5.90%, 11/06/2028
(k)
$ 2,607 2,458
CME Term Secured Overnight Financing
Rate 3 Month + 3.04%
$ 5,315
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 0 .31%
Broadcom Inc
2.45%, 02/15/2031
(i)
$ 2,043 $ 1,659
3.19%, 11/15/2036
(i)
1,860 1,406
Foundry JV Holdco LLC
5.88%, 01/25/2034
(i)
1,246 1,234
Intel Corp
5.20%, 02/10/2033 1,131 1,144
5.90%, 02/10/2063 519 537
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 900 856
QUALCOMM Inc
6.00%, 05/20/2053 527 586
Texas Instruments Inc
4.60%, 02/15/2028 911 912
5.00%, 03/14/2053 745 743
$ 9,077
Software - 1 .38%
ACI Worldwide Inc
5.75%, 08/15/2026
(i)
375 370
Capstone Borrower Inc
8.00%, 06/15/2030
(h),(i)
2,125 2,104
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(i)
1,375 1,226
4.88%, 07/01/2029
(h),(i)
3,725 3,309
Concentrix Corp
6.65%, 08/02/2026
(j)
609 608
CWT Travel Group Inc
8.50%, 11/19/2026
(i)
7,000 3,360
Fidelity National Information Services Inc
5.63%, 07/15/2052 821 802
Fiserv Inc
4.40%, 07/01/2049 1,565 1,314
Microsoft Corp
2.92%, 03/17/2052 3,992 2,916
Oracle Corp
2.30%, 03/25/2028 2,412 2,128
3.60%, 04/01/2040 1,500 1,155
3.80%, 11/15/2037 2,969 2,411
4.00%, 11/15/2047 770 592
4.90%, 02/06/2033 692 670
5.55%, 02/06/2053 356 341
Playtika Holding Corp
4.25%, 03/15/2029
(i)
5,200 4,589
SS&C Technologies Inc
5.50%, 09/30/2027
(i)
3,350 3,236
Take-Two Interactive Software Inc
4.95%, 03/28/2028 5,000 4,951
Twilio Inc
3.88%, 03/15/2031 1,750 1,482
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(i)
2,775 2,384
$ 39,948
Sovereign - 3 .52%
Angolan Government International Bond
8.00%, 11/26/2029
(i)
2,000 1,767
Argentine Republic Government International Bond
3.62%, 07/09/2035
(n)
4,225 1,310
Bahamas Government International Bond
6.00%, 11/21/2028 1,425 1,163
9.00%, 06/16/2029
(i)
500 445
Bonos de la Tesoreria de la Republica en pesos
5.80%, 06/01/2024
(i)
CLP 3,125,000 3,693
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 24,400 5,122
Colombian TES
6.00%, 04/28/2028 COP 20,600,000 4,497

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Czech Republic Government Bond
1.00%, 06/26/2026 CZK 46,100 $ 1,906
1.25%, 02/14/2025 34,000 1,467
2.40%, 09/17/2025 44,000 1,913
Dominican Republic International Bond
6.85%, 01/27/2045 $ 2,725 2,535
Ecuador Government International Bond
3.50%, 07/31/2035
(n)
3,400 1,169
Egypt Government International Bond
7.90%, 02/21/2048 2,550 1,408
El Salvador Government International Bond
7.65%, 06/15/2035 4,163 2,702
Hungary Government Bond
3.00%, 06/26/2024 HUF 1,450,000 3,867
15.02%, 04/22/2027 600,000 1,711
3 Month Budapest Interbank Offered Rate +
0.00%
Hungary Government International Bond
6.25%, 09/22/2032 $ 2,900 2,976
Indonesia Treasury Bond
6.38%, 08/15/2028 IDR 32,800,000 2,211
6.50%, 02/15/2031 12,100,000 807
7.00%, 02/15/2033 46,300,000 3,226
Iraq International Bond
5.80%, 01/15/2028 $ 3,711 3,439
Ivory Coast Government International Bond
5.25%, 03/22/2030 EUR 2,125 2,052
6.88%, 10/17/2040 2,650 2,331
Mexican Bonos
7.75%, 11/23/2034 MXN 105,500 5,826
Mexico Government International Bond
4.28%, 08/14/2041 $ 2,681 2,213
6.05%, 01/11/2040 1,920 1,948
6.34%, 05/04/2053 400 408
Montenegro Government International Bond
2.88%, 12/16/2027 EUR 2,075 1,933
Nigeria Government International Bond
9.25%, 01/21/2049 $ 2,425 2,104
Peru Government Bond
5.40%, 08/12/2034 PEN 3,600 894
6.15%, 08/12/2032 3,200 859
Peruvian Government International Bond
7.30%, 08/12/2033
(i)
8,769 2,528
Republic of Cameroon International Bond
5.95%, 07/07/2032
(i)
EUR 2,175 1,768
Republic of Italy Government International Bond
3.88%, 05/06/2051 $ 1,013 729
Republic of Poland Government Bond
5.75%, 04/25/2029 PLN 5,775 1,474
6.00%, 10/25/2033 11,800 3,064
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 78,550 3,653
Republic of South Africa Government International
Bond
4.85%, 09/30/2029 $ 1,475 1,333
7.30%, 04/20/2052 1,450 1,289
Romania Government Bond
4.85%, 04/22/2026 RON 9,700 2,079
Romanian Government International Bond
7.13%, 01/17/2033 $ 3,870 4,158
Senegal Government International Bond
4.75%, 03/13/2028 EUR 1,300 1,272
5.38%, 06/08/2037 1,850 1,435
5.38%, 06/08/2037
(i)
700 543
Serbia International Bond
6.50%, 09/26/2033 $ 2,050 2,054
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(d)
2,600 689
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Tunisian Republic
5.75%, 01/30/2025 $ 725 $ 506
6.38%, 07/15/2026 EUR 1,250 842
Ukraine Government International Bond
0.00%, 05/21/2031
(d)
$ 500 149
0.00%, 08/01/2041
(d),(n)
3,725 1,824
Venezuela Government International Bond
0.00%, 10/13/2019
(d)
15,701 824
$ 102,115
Supranational Bank - 0 .26%
European Bank for Reconstruction & Development
1.50%, 02/13/2025 2,019 1,909
Inter-American Development Bank
1.13%, 07/20/2028 2,884 2,472
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 2,351 2,020
3.13%, 11/20/2025 1,205 1,160
$ 7,561
Telecommunications - 2 .62%
America Movil SAB de CV
2.88%, 05/07/2030 2,600 2,254
3.63%, 04/22/2029 1,100 1,010
AT&T Inc
2.45%, 03/15/2035 EUR 2,400 2,181
3.50%, 09/15/2053 $ 1,400 950
3.85%, 06/01/2060 561 392
4.38%, 09/14/2029 GBP 900 1,054
4.50%, 05/15/2035 $ 3,025 2,729
4.75%, 05/15/2046 1,623 1,383
4.90%, 08/15/2037 2,308 2,120
5.40%, 02/15/2034
(h)
915 900
Axian Telecom
7.38%, 02/16/2027
(i)
2,200 2,019
British Telecommunications PLC
3.25%, 11/08/2029
(i)
3,100 2,722
C&W Senior Financing DAC
6.88%, 09/15/2027
(i)
3,725 3,381
CommScope Inc
4.75%, 09/01/2029
(i)
2,575 1,984
7.13%, 07/01/2028
(i)
350 231
8.25%, 03/01/2027
(i)
1,650 1,249
CommScope Technologies LLC
6.00%, 06/15/2025
(i)
543 492
Corning Inc
5.45%, 11/15/2079 1,993 1,830
CT Trust
5.13%, 02/03/2032
(i)
1,450 1,206
Digicel International Finance Ltd/Digicel
international Holdings Ltd
8.75%, 05/25/2024
(i)
450 408
8.75%, 05/25/2024 4,300 3,902
Iliad Holding SASU
7.00%, 10/15/2028
(i)
1,000 939
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 1,400 1,763
Level 3 Financing Inc
3.63%, 01/15/2029
(i)
$ 1,925 1,271
3.75%, 07/15/2029
(i)
700 459
4.25%, 07/01/2028
(i)
1,025 725
4.63%, 09/15/2027
(i)
125 95
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026
(i)
1,825 1,215
NTT Finance Corp
1.16%, 04/03/2026
(i)
1,463 1,314
Telefonica Emisiones SA
4.90%, 03/06/2048 1,607 1,330

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
TELUS Corp
3.30%, 05/02/2029 CAD 3,400 $ 2,336
T-Mobile USA Inc
3.00%, 02/15/2041 $ 4,167 3,018
3.60%, 11/15/2060 768 530
5.65%, 01/15/2053 372 374
Turk Telekomunikasyon AS
4.88%, 06/19/2024 1,050 1,017
Verizon Communications Inc
2.50%, 05/16/2030 CAD 1,000 639
2.85%, 09/03/2041 $ 1,966 1,382
3.00%, 11/20/2060 1,494 905
3.40%, 03/22/2041 1,831 1,391
3.55%, 03/22/2051 2,000 1,448
3.88%, 03/01/2052 655 505
4.81%, 03/15/2039 400 367
4.86%, 08/21/2046 550 500
5.05%, 05/09/2033 1,123 1,103
Viasat Inc
5.63%, 09/15/2025
(i)
4,550 4,266
5.63%, 04/15/2027
(i)
725 653
6.50%, 07/15/2028
(i)
2,330 1,794
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(i)
3,450 2,857
Vodafone Group PLC
4.38%, 02/19/2043 750 625
5.13%, 06/04/2081
(k)
7,900 5,746
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
5.63%, 02/10/2053 370 359
5.75%, 02/10/2063 739 710
$ 76,033
Transportation - 0 .67%
BNSF Funding Trust I
6.61%, 12/15/2055
(k)
4,310 4,181
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043 1,011 910
5.20%, 04/15/2054 1,239 1,245
Canadian Pacific Railway Co
1.35%, 12/02/2024 2,045 1,932
4.70%, 05/01/2048 877 790
CSX Corp
4.50%, 11/15/2052 856 763
FedEx Corp
5.25%, 05/15/2050
(h)
550 527
FedEx Corp 2020-1 Class AA Pass Through Trust
1.88%, 08/20/2035 3,081 2,531
Georgian Railway JSC
4.00%, 06/17/2028
(i)
1,325 1,142
Ryder System Inc
5.25%, 06/01/2028 887 880
Transnet SOC Ltd
8.25%, 02/06/2028
(i)
1,800 1,792
Union Pacific Corp
3.38%, 02/14/2042 1,500 1,198
3.50%, 02/14/2053 2,000 1,536
$ 19,427
Trucking & Leasing - 0 .19%
GATX Corp
3.25%, 09/15/2026 1,416 1,308
Penske Truck Leasing Co Lp / PTL Finance Corp
3.40%, 11/15/2026
(i)
1,555 1,438
5.70%, 02/01/2028
(i)
1,320 1,307
6.05%, 08/01/2028
(i),(j)
882 885
6.20%, 06/15/2030
(i)
586 592
$ 5,530
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water - 0 .08%
American Water Capital Corp
2.80%, 05/01/2030 $ 800 $ 698
Essential Utilities Inc
2.70%, 04/15/2030 1,250 1,060
3.35%, 04/15/2050 656 451
$ 2,209
TOTAL BONDS $ 2,019,193
SENIOR FLOATING RATE INTERESTS
- 11 .16%
Principal
Amount (000's) Value (000's)
Advertising - 0 .20%
ABG Intermediate Holdings 2 LLC
8.70%, 12/21/2028
(p)
$ 415 $ 414
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
11.20%, 12/20/2029
(p)
2,210 2,149
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Clear Channel Outdoor Holdings Inc
8.78%, 08/07/2026
(p)
2,644 2,556
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Dotdash Meredith Inc
9.20%, 12/01/2028
(p)
737 695
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 5,814
Aerospace & Defense - 0 .02%
TransDigm Inc
8.49%, 08/24/2028
(p)
654 654
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Airlines - 0 .24%
AAdvantage Loyalty IP Ltd
9.81%, 03/10/2028
(p)
1,420 1,469
3 Month USD LIBOR + 4.75%
Air Canada
8.84%, 08/11/2028
(p)
594 594
3 Month USD LIBOR + 3.50%
American Airlines Inc
0.00%, 02/15/2028
(p),(q)
375 371
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Mileage Plus Holdings LLC
10.76%, 06/21/2027
(p)
200 208
3 Month USD LIBOR + 5.25%
SkyMiles IP Ltd
9.08%, 09/16/2027
(p)
1,215 1,262
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
United Airlines Inc
9.29%, 04/21/2028
(p)
444 444
3 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
8.25%, 12/11/2026
(p)
2,701 2,638
1 Month USD LIBOR + 3.00%
$ 6,986
Apparel - 0 .03%
Birkenstock US BidCo Inc
8.55%, 04/28/2028
(p)
716 715
1 Month USD LIBOR + 3.75%
Crocs Inc
8.86%, 02/19/2029
(p)
227 228
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 943

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0 .20%
Clarios Global LP
8.85%, 04/19/2030
(p)
$ 1,335 $ 1,334
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Dexko Global Inc
9.25%, 10/04/2028
(p)
233 225
1 Month USD LIBOR + 3.75%
First Brands Group LLC
10.25%, 03/24/2027
(p)
2,618 2,585
CME Term Secured Overnight Financing
Rate 6 Month + 5.00%
14.13%, 03/24/2028
(p)
1,475 1,362
6 Month USD LIBOR + 8.50%
Phinia Inc
9.42%, 06/07/2028
(p)
175 175
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 5,681
Beverages - 0 .07%
City Brewing Co LLC
9.07%, 04/05/2028
(p)
534 341
1 Month USD LIBOR + 3.50%
Naked Juice LLC
8.59%, 01/24/2029
(p)
82 77
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
11.34%, 01/24/2030
(p)
135 108
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Pegasus Bidco BV
9.34%, 05/05/2029
(p)
327 325
Secured Overnight Financing Rate + 4.25%
Triton Water Holdings Inc
8.75%, 03/31/2028
(p)
1,269 1,226
3 Month USD LIBOR + 3.50%
$ 2,077
Building Materials - 0 .06%
Chariot Buyer LLC
8.45%, 10/22/2028
(p)
819 806
1 Month USD LIBOR + 3.50%
Standard Industries Inc/NJ
7.91%, 08/06/2028
(p)
585 585
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Zurn LLC
7.19%, 10/04/2028
(p)
464 463
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,854
Chemicals - 0 .38%
Aruba Investments Holdings LLC
12.94%, 10/27/2028
(p)
8,680 7,812
1 Month USD LIBOR + 7.75%
Axalta Coating Systems US Holdings Inc
8.24%, 12/07/2029
(p)
475 476
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Discovery Purchaser Corp
9.62%, 08/04/2029
(p)
263 256
CME Term Secured Overnight Financing
Rate 3 Month + 4.38%
Ecovyst Catalyst Technologies LLC
7.65%, 06/08/2028
(p)
219 218
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Herens US Holdco Corp
9.27%, 07/03/2028
(p)
235 201
3 Month USD LIBOR + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
INEOS US Petrochem LLC
7.97%, 01/29/2026
(p)
$ 246 $ 244
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Nouryon USA LLC
9.32%, 04/02/2028
(p)
750 747
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Trinseo Materials Operating SCA
7.54%, 09/06/2024
(p)
817 797
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
WR Grace Holdings LLC
9.31%, 09/22/2028
(p)
239 238
3 Month USD LIBOR + 3.75%
$ 10,989
Commercial Services - 1 .15%
Avis Budget Car Rental LLC
6.97%, 08/06/2027
(p)
609 606
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
8.70%, 03/16/2029
(p)
316 316
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
AVSC Holding Corp
15.00%, PIK 0.00%, 10/15/2026
(o),(p)
207 213
Belron Finance US LLC
7.56%, 10/30/2026
(p)
412 411
3 Month USD LIBOR + 2.25%
Belron Luxembourg Sarl
8.16%, 04/18/2029
(p)
235 235
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
CHG Healthcare Services Inc
8.44%, 09/29/2028
(p)
233 233
1 Month USD LIBOR + 3.25%
Creative Artists Agency LLC
8.82%, 11/26/2028
(p)
374 371
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Driven Brands Holdings Inc
8.41%, 12/17/2028
(p)
826 810
12 Month USD LIBOR + 3.00%
Element Materials Technology Group US Holdings
Inc
9.59%, 04/12/2029
(p)
136 135
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
9.60%, 06/22/2029
(p)
63 62
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Garda World Security Corp
9.64%, 10/30/2026
(p)
250 249
1 Month USD LIBOR + 4.25%
Hertz Corp/The
8.47%, 06/14/2028
(p)
1,248 1,246
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.47%, 06/14/2028
(p)
239 238
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
KUEHG Corp
10.24%, 05/22/2030
(p)
3,650 3,630
3 Month USD LIBOR + 5.00%
Learning Care Group US No 2 Inc
12.89%, 03/13/2026
(p)
17,700 17,479
3 Month USD LIBOR + 7.50%

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Omnia Partners
0.00%, 07/19/2030
(p),(q)
$ 411 $ 411
0.00%, 07/19/2030
(p),(q)
39 39
Prime Security Services Borrower LLC
7.98%, 09/23/2026
(p)
2,255 2,252
3 Month USD LIBOR + 2.75%
Sabert Corp
9.72%, 12/10/2026
(p)
207 206
1 Month USD LIBOR + 4.50%
Syniverse Holdings LLC/DE
12.24%, 05/13/2027
(p)
1,102 1,007
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Trans Union LLC
7.17%, 11/13/2026
(p)
410 408
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
7.47%, 11/17/2028
(p)
571 570
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Travelport Finance Luxembourg Sarl
6.20%, PIK 7.25%, 02/28/2025
(o),(p)
5 5
3 Month USD LIBOR + 7.00%
Verscend Holding Corp
9.43%, 08/27/2025
(p)
770 769
1 Month USD LIBOR + 4.00%
Wand NewCo 3 Inc
8.17%, 02/05/2026
(p)
770 768
1 Month USD LIBOR + 3.00%
WEX Inc
7.68%, 03/31/2028
(p)
233 233
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
WMB Holdings Inc
8.67%, 11/01/2029
(p)
373 373
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 33,275
Computers - 0 .09%
Amentum Government Services Holdings LLC
9.22%, 02/15/2029
(p)
418 404
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Magenta Buyer LLC
10.03%, 07/27/2028
(p)
435 328
1 Month USD LIBOR + 4.75%
McAfee Corp
8.96%, 03/01/2029
(p)
651 629
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
NCR Corp
7.78%, 08/28/2026
(p)
408 406
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Perforce Software Inc
8.94%, 07/01/2026
(p)
245 235
1 Month USD LIBOR + 3.75%
Vision Solutions Inc
9.86%, 04/23/2028
(p)
407 388
3 Month USD LIBOR + 4.00%
World Wide Tech
8.49%, 02/28/2030
(p)
249 248
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 2,638
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0 .10%
Kronos Acquisition Holdings Inc
9.25%, 12/22/2026
(p)
$ 313 $ 306
3 Month USD LIBOR + 3.75%
11.38%, 12/22/2026
(p)
274 271
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
VC GB Holdings I Corp
12.23%, 06/29/2029
(p)
2,560 2,240
3 Month USD LIBOR + 6.75%
$ 2,817
Distribution & Wholesale - 0 .19%
Core & Main LP
7.86%, 07/27/2028
(p)
769 766
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Infinite Bidco LLC
12.50%, 02/24/2029
(p)
4,850 4,123
3 Month USD LIBOR + 7.00%
Windsor Holdings III LLC
0.00%, 06/21/2030
(p),(q)
710 707
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 5,596
Diversified Financial Services - 0 .04%
Avolon TLB Borrower 1 US LLC
7.75%, 06/08/2028
(p)
375 375
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
FleetCor Technologies Operating Co LLC
7.17%, 04/28/2028
(p)
769 764
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 1,139
Electric - 0 .13%
PG&E Corp
8.22%, 06/23/2025
(p)
770 767
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Talen Energy Supply LLC
9.59%, 04/26/2030
(p)
1,588 1,583
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
9.59%, 04/26/2030
(p)
1,287 1,282
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
$ 3,632
Electronics - 0 .02%
Coherent Corp
7.97%, 07/01/2029
(p)
208 208
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ingram Micro Inc
9.04%, 06/30/2028
(p)
295 294
3 Month USD LIBOR + 3.50%
$ 502
Engineering & Construction - 0 .23%
Apple Bidco LLC
7.97%, 07/14/2028
(p)
233 231
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
9.10%, 09/22/2028
(p)
233 233
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Brand Industrial Services Inc
9.64%, 06/21/2024
(p)
5,511 5,494
3 Month USD LIBOR + 4.25%

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
Brown Group Holding LLC
7.70%, 06/07/2028
(p)
$ 226 $ 224
1 Month USD LIBOR + 2.50%
8.85%, 06/08/2029
(p)
272 272
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Centuri Group Inc
7.72%, 08/18/2028
(p)
362 361
3 Month USD LIBOR + 2.50%
$ 6,815
Entertainment - 0 .62%
AMC Entertainment Holdings Inc
8.20%, 03/20/2026
(p)
2,214 1,721
1 Month USD LIBOR + 3.00%
Bally's Corp
8.84%, 08/06/2028
(p)
187 184
1 Month USD LIBOR + 3.25%
Churchill Downs Inc
7.20%, 03/17/2028
(p)
840 837
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Cinemark USA Inc
8.97%, 05/21/2030
(p)
374 372
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Crown Finance US Inc
0.00%, 02/07/2025
(d),(p)
1,491 368
3 Month USD LIBOR + 2.50%
0.00%, 09/30/2026
(d),(p)
746 184
3 Month USD LIBOR + 2.75%
15.35%, 09/08/2023
(p)
1,739 1,753
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
Crown UK Holdco Ltd
0.00%, 02/28/2023
(d),(p)
564 139
3 Month USD LIBOR + 2.75%
Delta 2 Lux Sarl
8.10%, 01/15/2030
(p)
585 585
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Entain Holdings Gibraltar Ltd
8.44%, 10/18/2029
(p)
780 779
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Everi Holdings Inc
7.69%, 06/30/2028
(p)
738 736
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Flutter Financing BV
8.75%, 09/16/2028
(p)
685 685
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Lions Gate Capital Holdings LLC
7.45%, 03/24/2025
(p)
230 229
3 Month USD LIBOR + 2.25%
Merlin Entertainment
8.79%, 11/12/2026
(p)
204 203
3 Month USD LIBOR + 3.25%
8.80%, 11/12/2026
(p)
29 29
3 Month USD LIBOR + 3.25%
NAI Entertainment Holdings LLC
7.70%, 05/08/2025
(p)
3,053 2,839
3 Month USD LIBOR + 2.50%
Nascar Holdings LLC
7.72%, 10/19/2026
(p)
856 857
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
PCI Gaming Authority
7.72%, 05/29/2026
(p)
$ 347 $ 347
1 Month USD LIBOR + 2.50%
Penn Entertainment Inc
8.17%, 04/21/2029
(p)
191 191
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Scientific Games Holdings LP
8.77%, 02/04/2029
(p)
227 224
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Scientific Games International Inc
8.30%, 04/14/2029
(p)
1,177 1,173
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SeaWorld Parks & Entertainment Inc
8.25%, 08/25/2028
(p)
660 660
1 Month USD LIBOR + 3.00%
Stars Group Holdings BV
7.75%, 07/21/2026
(p)
1,729 1,727
3 Month USD LIBOR + 2.25%
William Morris Endeavor Entertainment LLC
8.18%, 05/16/2025
(p)
1,073 1,070
3 Month USD LIBOR + 2.75%
$ 17,892
Environmental Control - 0 .07%
Covanta Holding Corp
7.60%, 11/17/2028
(p)
265 265
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.61%, 11/17/2028
(p)
20 20
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
GFL Environmental Inc
8.15%, 05/27/2027
(p)
1,447 1,449
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Win Waste Innovations Holdings Inc
7.97%, 03/24/2028
(p)
342 301
3 Month USD LIBOR + 2.75%
$ 2,035
Food - 0 .08%
8th Avenue Food & Provisions Inc
8.97%, 09/19/2025
(p)
326 301
1 Month USD LIBOR + 3.75%
CHG PPC Parent LLC
8.22%, 12/08/2028
(p)
233 230
1 Month USD LIBOR + 3.00%
Froneri US Inc
7.67%, 01/31/2027
(p)
233 232
1 Month USD LIBOR + 2.25%
Heritage Grocers Group LLC
12.09%, 08/01/2029
(p)
249 248
CME Term Secured Overnight Financing
Rate 6 Month + 6.75%
Total Produce USA Holdings Inc
7.66%, 08/03/2028
(p)
412 408
1 Month USD LIBOR + 2.00%
US Foods Inc
7.22%, 09/14/2026
(p)
196 196
1 Month USD LIBOR + 2.00%
8.18%, 11/22/2028
(p)
603 603
1 Month USD LIBOR + 2.75%
$ 2,218

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0 .02%
Asplundh Tree Expert LLC
6.95%, 09/06/2027
(p)
$ 532 $ 531
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Healthcare - Products - 0 .25%
Avantor Funding Inc
8.33%, 11/08/2027
(p)
114 113
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Bausch + Lomb Corp
8.59%, 05/10/2027
(p)
3,080 3,005
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Curia Global Inc
8.90%, 08/30/2026
(p)
271 235
1 Month USD LIBOR + 3.75%
Embecta Corp
8.34%, 03/31/2029
(p)
204 203
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
ICU Medical Inc
7.89%, 12/15/2028
(p)
233 233
1 Month USD LIBOR + 2.50%
Insulet Corp
8.47%, 05/04/2028
(p)
590 591
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Medline Borrower LP
8.35%, 10/23/2028
(p)
2,168 2,144
1 Month USD LIBOR + 3.25%
Viant Medical Holdings Inc
8.94%, 07/02/2025
(p)
738 719
1 Month USD LIBOR + 3.75%
$ 7,243
Healthcare - Services - 0 .47%
AHP Health Partners Inc
8.93%, 08/24/2028
(p)
363 362
1 Month USD LIBOR + 3.50%
Aveanna Healthcare LLC
12.48%, 12/09/2029
(p)
1,720 1,101
1 Month USD LIBOR + 7.00%
DaVita Inc
6.97%, 08/12/2026
(p)
181 179
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Eyecare Partners LLC
12.25%, 10/14/2029
(p)
6,544 3,697
3 Month USD LIBOR + 6.75%
Global Medical Response Inc
9.47%, 03/14/2025
(p)
367 224
1 Month USD LIBOR + 4.25%
9.78%, 10/02/2025
(p)
1,114 678
1 Month USD LIBOR + 4.25%
ICON Luxembourg Sarl
7.75%, 07/03/2028
(p)
613 613
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
National Mentor Holdings Inc
12.59%, 03/02/2029
(p)
725 363
3 Month USD LIBOR + 7.25%
Phoenix Guarantor Inc
8.47%, 03/05/2026
(p)
230 228
1 Month USD LIBOR + 3.25%
Phoenix Newco Inc
8.35%, 11/15/2028
(p)
1,908 1,899
1 Month USD LIBOR + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Select Medical Corp
7.70%, 03/06/2025
(p)
$ 1,809 $ 1,804
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Sound Inpatient Physicians Holdings LLC
12.02%, 06/26/2026
(p)
5,750 1,437
1 Month USD LIBOR + 6.75%
Surgery Center Holdings Inc
9.12%, 09/03/2026
(p)
1,160 1,159
1 Month USD LIBOR + 3.75%
$ 13,744
Home Builders - 0 .07%
Tecta America Corp
13.72%, 04/09/2029
(p)
2,100 1,964
1 Month USD LIBOR + 8.50%
Home Furnishings - 0 .06%
AI Aqua Merger Sub Inc
8.94%, 07/30/2028
(p)
895 883
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
MillerKnoll Inc
7.22%, 07/19/2028
(p)
770 751
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Weber-Stephen Products LLC
8.57%, 10/30/2027
(p)
241 214
1 Month USD LIBOR + 3.25%
$ 1,848
Insurance - 0 .74%
Acrisure LLC
8.93%, 02/15/2027
(p)
590 574
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
8.72%, 11/04/2027
(p)
474 472
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.92%, 11/06/2027
(p)
770 768
1 Month USD LIBOR + 3.50%
AmWINS Group Inc
8.18%, 02/18/2028
(p)
100 100
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
AssuredPartners Inc
8.60%, 02/12/2027
(p)
593 589
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC
0.00%, 08/18/2028
(p),(q)
468 448
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
8.54%, 11/03/2024
(p)
854 853
1 Month USD LIBOR + 3.00%
8.79%, 07/31/2027
(p)
452 431
1 Month USD LIBOR + 3.25%
10.44%, 01/20/2029
(p)
5,120 4,462
1 Month USD LIBOR + 5.25%
10.44%, 01/20/2029
(p)
2,300 2,005
1 Month USD LIBOR + 5.25%
10.44%, 01/20/2029
(p)
291 254
1 Month USD LIBOR + 5.25%
10.47%, 01/31/2028
(p)
7,350 6,513
1 Month USD LIBOR + 5.25%
BroadStreet Partners Inc
8.22%, 01/27/2027
(p)
917 912
1 Month USD LIBOR + 3.00%
8.47%, 01/27/2027
(p)
233 232
1 Month USD LIBOR + 3.25%

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
HUB International Ltd
9.07%, 10/30/2029
(p)
$ 189 $ 189
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
9.58%, 06/08/2030
(p)
744 747
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Ryan Specialty LLC
8.42%, 09/01/2027
(p)
823 822
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
USI Inc/NY
8.99%, 11/14/2029
(p)
1,154 1,153
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 21,524
Internet - 0 .72%
CNT Holdings I Corp
8.80%, 11/08/2027
(p)
678 676
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
12.05%, 11/06/2028
(p)
8,701 8,527
1 Month USD LIBOR + 6.75%
Gen Digital Inc
7.42%, 09/12/2029
(p)
2,077 2,069
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
MH Sub I LLC
11.35%, 02/12/2029
(p)
7,550 6,538
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Proofpoint Inc
8.47%, 08/31/2028
(p)
244 240
3 Month USD LIBOR + 3.25%
Ten-X LLC
10.38%, 05/26/2028
(p)
3,032 2,872
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
$ 20,922
Investment Companies - 0 .20%
Nexus Buyer LLC
11.45%, 11/05/2029
(p)
6,600 5,940
1 Month USD LIBOR + 6.25%
Leisure Products & Services - 0 .19%
Alterra Mountain Co
8.69%, 08/17/2028
(p)
590 589
1 Month USD LIBOR + 3.50%
Carnival Corp
8.43%, 06/30/2025
(p)
591 590
6 Month USD LIBOR + 3.00%
8.68%, 10/18/2028
(p)
331 329
6 Month USD LIBOR + 3.25%
ClubCorp Holdings Inc
8.29%, 09/18/2024
(p)
1,994 1,942
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
8.73%, 03/08/2024
(p)
1,230 1,154
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
8.18%, 05/28/2028
(p)
409 400
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SRAM LLC
7.94%, 05/18/2028
(p)
403 401
1 Month USD LIBOR + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Topgolf Callaway Brands Corp
8.92%, 03/14/2030
(p)
$ 249 $ 249
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 5,654
Lodging - 0 .09%
Fertitta Entertainment LLC/NV
9.10%, 01/13/2029
(p)
2,117 2,092
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Hilton Worldwide Finance LLC
7.15%, 06/18/2026
(p)
375 375
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
$ 2,467
Machinery - Diversified - 0 .73%
Ali Group North America Corp
7.22%, 07/30/2029
(p)
668 667
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Chart Industries Inc
9.10%, 12/07/2029
(p)
204 204
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Copeland
8.26%, 05/03/2030
(p)
376 376
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Engineered Machinery Holdings Inc
11.54%, 05/21/2029
(p)
19,333 18,270
3 Month USD LIBOR + 6.00%
TK Elevator US Newco Inc
8.60%, 07/30/2027
(p)
924 920
6 Month USD LIBOR + 3.50%
Victory Buyer LLC
9.26%, 11/18/2028
(p)
779 710
1 Month USD LIBOR + 3.75%
$ 21,147
Media - 0 .33%
Altice Financing SA
10.31%, 10/31/2027
(p)
981 872
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Cengage Learning Inc
10.32%, 07/14/2026
(p)
1,235 1,220
6 Month USD LIBOR + 4.75%
CSC Holdings LLC
9.72%, 01/16/2028
(p)
1,216 1,116
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Diamond Sports Group LLC
0.00%, 08/24/2026
(d),(p)
2,475 67
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Directv Financing LLC
10.22%, 08/02/2027
(p)
1,168 1,160
1 Month USD LIBOR + 5.00%
Gray Television Inc
7.73%, 01/02/2026
(p)
238 235
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
iHeartCommunications Inc
8.22%, 05/01/2026
(p)
1,532 1,377
1 Month USD LIBOR + 3.00%
McGraw-Hill Education Inc
10.10%, 07/28/2028
(p)
693 672
1 Month USD LIBOR + 4.75%

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Nexstar Media Inc
7.72%, 09/18/2026
(p)
$ 304 $ 304
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Radiate Holdco LLC
8.48%, 09/25/2026
(p)
443 372
1 Month USD LIBOR + 3.25%
Univision Communications Inc
8.18%, 03/15/2024
(p)
128 127
3 Month USD LIBOR + 2.75%
UPC Financing Partnership
8.26%, 01/30/2029
(p)
375 365
1 Month USD LIBOR + 2.93%
Virgin Media Bristol LLC
7.84%, 01/31/2028
(p)
420 409
1 Month USD LIBOR + 2.50%
8.31%, 03/30/2031
(p)
375 368
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
WideOpenWest Finance LLC
8.24%, 12/20/2028
(p)
233 229
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Ziggo Financing Partnership
7.83%, 04/28/2028
(p)
658 639
1 Month USD LIBOR + 2.50%
$ 9,532
Metal Fabrication & Hardware - 0 .01%
Grinding Media Inc
9.53%, 10/12/2028
(p)
233 228
1 Month USD LIBOR + 4.00%
Mining - 0 .16%
Arctic Canadian Diamond Co Ltd
10.00%, 12/31/2027
(e),(p)
4,510 4,510
1 Month USD LIBOR + 5.00%
Arsenal AIC Parent LLC
0.00%, 07/26/2030
(p),(q)
105 105
$ 4,615
Miscellaneous Manufacturers - 0 .05%
Gates Global LLC
7.70%, 03/31/2027
(p)
1,412 1,408
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Oil & Gas - 0 .05%
Gulf Finance LLC
12.01%, 08/25/2026
(p)
1,528 1,529
1 Month USD LIBOR + 6.75%
Packaging & Containers - 0 .10%
Berry Global Inc
7.29%, 07/01/2026
(p)
338 338
1 Month USD LIBOR + 1.75%
Clydesdale Acquisition Holdings Inc
9.59%, 04/13/2029
(p)
678 671
CME Term Secured Overnight Financing
Rate 1 Month + 4.18%
Kloeckner Pentaplast of America Inc
10.10%, 02/12/2026
(p)
489 461
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
LABL Inc
10.42%, 10/28/2028
(p)
264 263
1 Month USD LIBOR + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Pactiv Evergreen Group Holdings Inc
8.47%, 02/05/2026
(p)
$ 494 $ 493
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.47%, 09/22/2028
(p)
462 461
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
TricorBraun Holdings Inc
8.68%, 03/03/2028
(p)
233 230
1 Month USD LIBOR + 3.25%
$ 2,917
Pharmaceuticals - 0 .19%
Gainwell Acquisition Corp
9.34%, 10/01/2027
(p)
272 267
3 Month USD LIBOR + 4.00%
Grifols Worldwide Operations USA Inc
7.36%, 11/15/2027
(p)
658 649
1 Month USD LIBOR + 2.00%
Jazz Financing Lux Sarl
8.86%, 05/05/2028
(p)
2,603 2,599
1 Month USD LIBOR + 3.50%
Organon & Co
8.26%, 06/02/2028
(p)
1,682 1,675
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Perrigo Investments LLC
7.45%, 04/20/2029
(p)
262 260
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
PRA Health Sciences Inc
7.75%, 07/03/2028
(p)
153 153
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 5,603
Pipelines - 0 .10%
Buckeye Partners LP
7.45%, 11/01/2026
(p)
412 411
1 Month USD LIBOR + 2.25%
Freeport LNG Investments LLLP
8.47%, 11/17/2026
(p)
1,003 986
3 Month USD LIBOR + 3.00%
9.09%, 12/21/2028
(p)
413 408
3 Month USD LIBOR + 3.50%
Oryx Midstream Services Permian Basin LLC
8.50%, 10/04/2028
(p)
204 204
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
TransMontaigne Operating Co LP
8.93%, 11/03/2028
(p)
412 408
1 Month USD LIBOR + 3.50%
Traverse Midstream Partners LLC
8.94%, 09/21/2024
(p)
509 506
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 2,923
Real Estate - 0 .01%
Cushman & Wakefield US Borrower LLC
7.96%, 08/21/2025
(p)
13 13
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.45%, 01/31/2030
(p)
389 375
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 388
Retail - 0 .21%
1011778 BC ULC
7.18%, 11/19/2026
(p)
571 567
1 Month USD LIBOR + 1.75%

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
IRB Holding Corp
8.20%, 12/15/2027
(p)
$ 992 $ 985
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Jo-Ann Stores LLC
10.36%, 07/07/2028
(p)
967 478
3 Month USD LIBOR + 4.75%
LS Group OpCo Acquistion LLC
8.48%, 11/02/2027
(p)
201 200
1 Month USD LIBOR + 3.25%
Michaels Cos Inc/The
9.75%, 04/15/2028
(p)
233 214
3 Month USD LIBOR + 4.25%
PetSmart LLC
9.12%, 02/11/2028
(p)
2,409 2,405
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Reverb Buyer Inc
8.61%, 10/06/2028
(p)
259 248
3 Month USD LIBOR + 3.50%
RH
7.69%, 10/20/2028
(p)
266 258
1 Month USD LIBOR + 2.50%
SRS Distribution Inc
8.92%, 06/02/2028
(p)
212 208
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Staples Inc
10.30%, 04/09/2026
(p)
484 415
3 Month USD LIBOR + 5.00%
$ 5,978
Semiconductors - 0 .14%
Altar Bidco Inc
10.49%, 02/01/2030
(p)
3,570 3,254
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Bright Bidco BV
14.05%, 10/31/2027
(p)
766 280
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
Synaptics Inc
7.74%, 10/20/2028
(p)
232 230
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Ultra Clean Holdings Inc
8.94%, 08/27/2025
(p)
191 192
1 Month USD LIBOR + 3.75%
$ 3,956
Software - 1 .72%
Applied Systems Inc
11.99%, 09/19/2027
(p)
2,679 2,679
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
AthenaHealth Group Inc
8.81%, 02/15/2029
(p)
4,360 4,226
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.81%, 02/15/2029
(p)
3 3
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
9.35%, 02/15/2029
(p)
10 10
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Avaya Inc
6.54%, PIK 7.00%, 07/31/2028
(o),(p)
1,711 1,418
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Boxer Parent Co Inc
8.97%, 10/02/2025
(p)
$ 563 $ 561
1 Month USD LIBOR + 3.75%
Camelot Finance SA
8.43%, 10/30/2026
(p)
808 807
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Camelot US Acquisition LLC
8.43%, 10/30/2026
(p)
345 345
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
CCC Intelligent Solutions Inc
7.47%, 09/21/2028
(p)
233 233
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Central Parent Inc
9.49%, 06/07/2029
(p)
609 609
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Ceridian HCM Holding Inc
7.98%, 04/04/2025
(p)
786 785
1 Month USD LIBOR + 2.50%
Cloudera Inc
11.42%, 10/08/2029
(p)
1,660 1,549
1 Month USD LIBOR + 6.00%
DTI Holdco Inc
9.80%, 04/26/2029
(p)
776 727
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
8.42%, 02/06/2026
(p)
745 744
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Epicor Software Corp
8.47%, 07/30/2027
(p)
1,694 1,682
1 Month USD LIBOR + 3.25%
Finastra USA Inc
9.23%, 06/13/2024
(p)
1,950 1,887
3 Month USD LIBOR + 3.50%
Genesys Cloud Services Holdings II LLC
9.20%, 12/01/2027
(p)
1,709 1,705
1 Month USD LIBOR + 4.00%
IGT Holding IV AB
8.71%, 03/31/2028
(p)
410 406
3 Month USD LIBOR + 3.40%
Informatica LLC
8.18%, 10/27/2028
(p)
1,005 998
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Loyalty Ventures Inc
0.00%, 11/03/2027
(d),(p)
1,608 161
1 Month USD LIBOR + 4.50%
Mitchell International Inc
11.69%, 10/15/2029
(p)
3,060 2,731
3 Month USD LIBOR + 6.50%
Open Text Corp
8.92%, 11/16/2029
(p)
2,186 2,188
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Physician Partners LLC
9.39%, 12/26/2028
(p)
181 173
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Quartz AcquireCo LLC
8.82%, 04/13/2030
(p)
250 249
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Rackspace Technology Global Inc
8.03%, 02/15/2028
(p)
$ 2,189 $ 960
3 Month USD LIBOR + 2.75%
RealPage Inc
8.21%, 04/24/2028
(p)
59 58
1 Month USD LIBOR + 3.00%
Riverbed Technology
9.74%, 07/01/2028
(p)
521 302
3 Month USD LIBOR + 4.50%
Rocket Software Inc
9.47%, 11/27/2025
(p)
249 248
1 Month USD LIBOR + 4.25%
Skopima Consilio Parent LLC
12.69%, 05/14/2029
(p)
4,760 4,308
1 Month USD LIBOR + 7.50%
Sophia LP
9.04%, 10/07/2027
(p)
769 764
3 Month USD LIBOR + 3.50%
SS&C Technologies Inc
6.97%, 04/16/2025
(p)
1,136 1,135
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
UKG Inc
8.62%, 05/04/2026
(p)
1,732 1,721
3 Month USD LIBOR + 3.25%
9.22%, 05/04/2026
(p)
590 589
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
10.62%, 05/03/2027
(p)
5,780 5,697
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
10.62%, 05/03/2027
(p)
5,050 4,977
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
West Technology Group LLC
9.30%, 04/10/2027
(p)
1,163 1,107
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Zelis Payments Buyer Inc
8.69%, 09/30/2026
(p)
583 582
1 Month USD LIBOR + 3.50%
ZoomInfo LLC
7.95%, 02/23/2028
(p)
417 417
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 49,741
Telecommunications - 0 .49%
Altice France SA/France
9.26%, 01/31/2026
(p)
246 218
CME Term Secured Overnight Financing
Rate 1 Month + 3.69%
9.32%, 08/14/2026
(p)
1,176 1,040
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
CommScope Inc
8.44%, 04/06/2026
(p)
1,047 973
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cyxtera DC Holdings Inc
0.00%, 05/01/2024
(d),(p)
1,305 708
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
13.76%, 12/07/2023
(p)
435 433
CME Term Secured Overnight Financing
Rate 1 Month + 8.50%
Dawn Acquisitions LLC
8.97%, 12/31/2025
(p)
2,547 1,904
3 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Delta Topco Inc
9.07%, 12/01/2027
(p)
$ 624 $ 608
3 Month USD LIBOR + 3.75%
EOS US Finco LLC
11.27%, 08/03/2029
(p)
296 292
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC
9.00%, 05/01/2028
(p)
2,323 2,202
3 Month USD LIBOR + 3.75%
Gogo Intermediate Holdings LLC
8.97%, 04/28/2028
(p)
703 704
3 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
9.44%, 01/26/2029
(p)
1,119 1,116
CME Term Secured Overnight Financing
Rate 6 Month + 4.25%
Iridium Satellite LLC
7.70%, 11/06/2026
(p)
713 712
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Level 3 Financing Inc
7.18%, 02/28/2027
(p)
160 150
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
MLN US Holdco LLC
5.34%, 11/30/2025
(p)
824 99
6 Month USD LIBOR + 4.50%
12.11%, 10/17/2027
(p)
537 179
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%
Viasat Inc
9.60%, 02/23/2029
(p)
248 237
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Xplornet Communications Inc
12.22%, 09/30/2029
(p)
5,510 2,631
1 Month USD LIBOR + 7.00%
Zayo Group Holdings Inc
8.43%, 02/19/2027
(p)
185 141
1 Month USD LIBOR + 3.00%
$ 14,347
Transportation - 0 .14%
ASP LS Acquisition Corp
12.69%, 04/30/2029
(p)
4,990 3,842
6 Month USD LIBOR + 7.50%
Genesee & Wyoming Inc
7.34%, 12/30/2026
(p)
94 94
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 3,936
TOTAL SENIOR FLOATING RATE INTERESTS $ 323,642
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 7 .62%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 3 .41%
2.00%, 05/01/2036 $ 3,489 $ 3,086
2.00%, 02/01/2051 5,466 4,429
2.00%, 03/01/2051 5,237 4,252
2.00%, 07/01/2051 6,208 5,031
2.00%, 11/01/2051 5,272 4,307
2.00%, 12/01/2051 2,642 2,151
2.00%, 02/01/2052 3,516 2,893
2.50%, 07/01/2037 2,005 1,823
2.50%, 09/01/2051 5,045 4,256
2.50%, 12/01/2051 2,013 1,708
2.50%, 12/01/2051 5,117 4,365
2.50%, 12/01/2051 3,669 3,120

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 01/01/2052 $ 2,311 $ 1,969
2.50%, 01/01/2052 3,752 3,183
3.00%, 02/01/2052 3,377 2,968
3.00%, 03/01/2052 5,443 4,822
3.00%, 03/01/2052 4,741 4,151
3.50%, 05/01/2052 4,620 4,220
3.50%, 06/01/2052 5,146 4,667
4.00%, 08/01/2052 3,565 3,338
4.00%, 03/01/2053 4,187 3,927
4.50%, 08/01/2038
(r)
1,000 979
4.50%, 10/01/2052 2,376 2,306
4.50%, 02/01/2053 2,683 2,574
5.00%, 08/01/2038
(r)
1,500 1,490
5.00%, 09/01/2053
(r)
7,000 6,840
5.50%, 09/01/2053
(r)
5,750 5,711
6.00%, 09/01/2053
(r)
4,250 4,274
$ 98,840
Government National Mortgage Association (GNMA) - 1 .41%
2.00%, 01/20/2051 3,084 2,586
2.00%, 07/20/2051 3,041 2,550
2.50%, 04/20/2051 3,626 3,137
2.50%, 09/20/2051 2,468 2,129
3.00%, 07/20/2051 3,534 3,158
3.00%, 09/20/2051 2,345 2,093
3.50%, 09/20/2047 2,132 1,983
3.50%, 03/20/2048 2,292 2,134
4.00%, 03/20/2049 3,004 2,858
4.50%, 05/20/2048 2,769 2,701
5.00%, 08/20/2053
(r)
4,000 3,919
5.50%, 08/20/2053
(r)
4,000 3,975
6.00%, 08/20/2053
(r)
3,500 3,517
6.50%, 08/20/2053
(r)
4,000 4,064
$ 40,804
U.S. Treasury - 1 .52%
1.88%, 11/15/2051 2,395 1,532
2.25%, 02/15/2052 1,521 1,067
2.75%, 11/15/2042 1,191 960
2.88%, 05/15/2032 2,874 2,640
2.88%, 05/15/2052 6,633 5,341
3.25%, 05/15/2042 2,281 1,995
3.38%, 05/15/2033 5,529 5,274
3.50%, 04/30/2028 541 525
3.63%, 05/31/2028 331 323
3.63%, 03/31/2030 367 357
3.63%, 02/15/2053 7,886 7,355
3.75%, 05/31/2030 435 426
3.75%, 06/30/2030 3,083 3,022
3.88%, 02/15/2043 3,000 2,866
3.88%, 05/15/2043 636 608
4.00%, 06/30/2028 298 295
4.13%, 01/31/2025 2,000 1,970
4.63%, 03/15/2026 7,700 7,701
$ 44,257
U.S. Treasury Bill - 1 .28%
5.20%, 09/05/2023
(s)
4,700 4,676
5.21%, 08/03/2023
(s)
2,525 2,524
5.23%, 09/14/2023
(s)
3,750 3,726
5.37%, 12/28/2023
(s)
26,675 26,094
$ 37,020
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 220,921
Total Investments $ 2,944,774
Other Assets and Liabilities -  (1.53)% (44,512)
TOTAL NET ASSETS - 100.00% $ 2,900,262
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $46,787 or
1.61% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $44,932 or 1.55% of net assets.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $734,953 or 25.34% of net assets.
(j) Security purchased on a when-issued basis.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $69,397 or 2.39% of net assets.
(m) Security is an Interest Only Strip.
(n) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after July 31, 2023, at which time the interest rate will be determined.
(r) Security was purchased in a "to-be-announced" ("TBA") transaction.
(s) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Financial 24 .58%
Mortgage Securities 9 .33%
Consumer, Non-cyclical 9 .29%
Communications 7 .57%
Consumer, Cyclical 7 .37%
Industrial 6 .97%
Government 6 .71%
Basic Materials 6 .29%
Money Market Funds 6 .14%
Energy 5 .29%
Technology 4 .44%
Utilities 3 .83%
Closed-End Funds 2 .03%
Exchange-Traded Funds 1 .44%
Asset Backed Securities 0 .25%
Other Assets and Liabilities
( 1 .53 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Diversified Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 1,944,389 $ 1,780,657 $ 163,732
Principal Government Money Market Fund - Institutional Class 5.14% 156,621 515,965 672,586 —
$ 156,621 $ 2,460,354 $ 2,453,243 $ 163,732
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 2,526 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 633 — — —
$ 3,159 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Avaya Holdings Corp 05/19/2023 $ 179 $ 88 0.00%
Bright Bidco 12/09/2022 320 5 0.00%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 14,671 — 0.00%
Material Sciences Corp   12.79%, PIK 12.79%, 01/09/2024 12/22/2016-06/30/2023 19,595 19,498 0.67%
Specialty Steel   15.53%, 11/15/2026 06/04/2021 41,564 41,564 1.43%
Specialty Steel Holdings, Inc. 11/15/2017 14,909 13,821 0.48%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 19,437 0.67%
Total $ 94,413 3.25%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2023 Long 58 $ 6,461 $ 47
US Long Bond; September 2023 Long 22 2,738 10
US Ultra Bond; September 2023 Long 433 57,251 (715)
Total $ (658)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 09/18/2023 $ 2,019 EUR 1,814 $ 20 $ —
Citigroup Inc 08/16/2023 $ 2,852 EUR 2,575 18 —
Citigroup Inc 08/25/2023 $ 3,010 ZAR 54,300 — (21)
Citigroup Inc 08/25/2023 $ 1,547 MXN 26,350 — (20)
Goldman Sachs & Co 08/25/2023 $ 1,020 EUR 925 1 —
HSBC Securities Inc 08/16/2023 $ 384 EUR 350 — (1)
JPMorgan Chase 08/16/2023 EUR 50 $ 56 — (1)
JPMorgan Chase 08/16/2023 $ 14,627 EUR 13,227 75 —
JPMorgan Chase 08/25/2023 RON 21,600 EUR 4,375 — (4)
JPMorgan Chase 08/25/2023 $ 639 ZAR 11,500 — (3)
JPMorgan Chase 08/25/2023 $ 312 MXN 5,300 — (3)
JPMorgan Chase 08/25/2023 $ 8,117 EUR 7,350 26 —
State Street Financial Global Markets 09/18/2023 $ 862 EUR 781 1 —
Total $ 141 $ (53)
Amounts in thousands.

Schedule of Investments
Diversified International Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .59 % Shares Held Value (000's)
Money Market Funds - 2 .59%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
10,511,665 $ 10,512
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(b),(c)
125,591,435 125,591
$ 136,103
TOTAL INVESTMENT COMPANIES $ 136,103
COMMON STOCKS - 98 .00 % Shares Held Value (000's)
Aerospace & Defense - 0 .59%
BAE Systems PLC 2,587,338 $ 30,942
Apparel - 3 .48%
Burberry Group PLC 548,458 15,656
Gildan Activewear Inc 762,167 23,703
Hermes International 16,261 35,990
LVMH Moet Hennessy Louis Vuitton SE 115,694 107,454
$ 182,803
Automobile Manufacturers - 1 .78%
Bayerische Motoren Werke AG 300,943 36,700
Ferrari NV 114,467 36,697
Kia Corp 306,718 19,906
$ 93,303
Automobile Parts & Equipment - 0 .81%
Bridgestone Corp 573,500 23,798
Toyota Industries Corp 258,200 18,659
$ 42,457
Banks - 11 .32%
AIB Group PLC 3,922,250 18,449
Banco do Brasil SA 2,215,300 22,595
Bank Leumi Le-Israel BM 2,271,950 18,136
Bank Negara Indonesia Persero Tbk PT 35,326,800 20,797
Bank of Ireland Group PLC 2,491,323 26,286
Bank Rakyat Indonesia Persero Tbk PT 170,204,420 63,725
Credicorp Ltd 113,161 17,772
DBS Group Holdings Ltd 1,802,900 46,509
FinecoBank Banca Fineco SpA 856,016 13,292
Grupo Financiero Banorte SAB de CV 3,095,730 29,354
HDFC Bank Ltd ADR 444,927 30,380
HSBC Holdings PLC 5,032,143 41,799
ICICI Bank Ltd ADR 3,369,546 82,790
Kotak Mahindra Bank Ltd 1,292,631 29,212
Lloyds Banking Group PLC 56,475,782 32,629
National Bank of Greece SA
(d)
1,538,243 10,593
Nordea Bank Abp 3,204,512 36,270
PT Bank Central Asia Tbk 30,679,670 18,581
Swedbank AB 874,461 16,039
UniCredit SpA 768,926 19,469
$ 594,677
Beverages - 2 .08%
Diageo PLC 776,164 33,874
Kweichow Moutai Co Ltd 80,582 21,267
Remy Cointreau SA 137,250 23,560
Varun Beverages Ltd 3,098,720 30,323
$ 109,024
Biotechnology - 0 .34%
Genmab A/S
(d)
43,613 17,977
Building Materials - 2 .38%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
4,488,775 19,408
Cemex SAB de CV ADR
(d)
5,444,321 41,486
CRH PLC 1,080,533 64,369
$ 125,263
Chemicals - 1 .12%
Air Liquide SA 150,231 27,011
Shin-Etsu Chemical Co Ltd 963,800 31,752
$ 58,763
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 1 .31%
Localiza Rent a Car SA 2,332,028 $ 33,126
Secom Co Ltd 253,700 17,024
TOPPAN INC 802,500 18,890
$ 69,040
Cosmetics & Personal Care - 3 .01%
L'Oreal SA 164,317 76,426
Unilever PLC 1,517,727 81,552
$ 157,978
Distribution & Wholesale - 1 .25%
ITOCHU Corp 1,011,900 40,927
Rexel SA 1,023,323 24,685
$ 65,612
Diversified Financial Services - 2 .13%
Bajaj Finance Ltd 240,313 21,364
Banco BTG Pactual SA 3,019,800 21,674
Brookfield Asset Management Ltd 438,338 14,786
Deutsche Boerse AG 138,356 26,509
London Stock Exchange Group PLC 254,309 27,617
$ 111,950
Electric - 1 .50%
Iberdrola SA 4,490,946 56,054
SSE PLC 1,056,499 22,845
$ 78,899
Electrical Components & Equipment - 0 .91%
Schneider Electric SE 266,793 47,589
Electronics - 1 .56%
E Ink Holdings Inc 1,650,000 11,834
Halma PLC 527,492 15,148
Hoya Corp 353,504 41,169
Shimadzu Corp 454,200 13,794
$ 81,945
Engineering & Construction - 1 .04%
Kajima Corp 644,100 10,179
Vinci SA 378,298 44,430
$ 54,609
Food - 3 .52%
Ajinomoto Co Inc 456,000 17,768
Danone SA 386,623 23,610
Dino Polska SA
(d),(e)
94,821 10,559
Nestle SA 772,552 94,652
Seven & i Holdings Co Ltd 917,000 38,042
$ 184,631
Food Service - 0 .48%
Compass Group PLC 979,948 25,496
Healthcare - Products - 0 .94%
Alcon Inc 285,601 24,302
Sartorius Stedim Biotech 27,735 8,678
Smith & Nephew PLC 1,065,158 16,204
$ 49,184
Healthcare - Services - 1 .22%
ICON PLC
(d)
131,479 33,055
Lonza Group AG 53,663 31,180
$ 64,235
Home Builders - 0 .74%
Sumitomo Forestry Co Ltd 205,500 4,959
Taylor Wimpey PLC 23,215,116 34,076
$ 39,035
Home Furnishings - 0 .43%
Haier Smart Home Co Ltd 6,918,200 22,750
Insurance - 5 .88%
AIA Group Ltd 6,283,400 62,864
ASR Nederland NV 255,321 11,574
AXA SA 1,109,922 34,118
Fairfax Financial Holdings Ltd 59,700 47,630
Hannover Rueck SE 70,488 15,040
MS&AD Insurance Group Holdings Inc 915,600 34,054

Schedule of Investments
Diversified International Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
126,509 $ 47,624
Prudential PLC 1,634,076 22,691
Sompo Holdings Inc 406,600 17,976
Tryg A/S 775,634 15,314
$ 308,885
Internet - 0 .74%
MercadoLibre Inc
(d)
13,298 16,464
PDD Holdings Inc ADR
(d)
248,631 22,332
$ 38,796
Investment Companies - 0 .28%
EXOR NV 158,288 14,791
Iron & Steel - 0 .45%
Nippon Steel Corp 1,029,800 23,537
Leisure Products & Services - 0 .43%
Shimano Inc 150,100 22,624
Machinery - Construction & Mining - 2 .24%
Mitsubishi Electric Corp 3,493,500 50,415
Mitsubishi Heavy Industries Ltd 928,800 44,066
Weir Group PLC/The 979,654 23,073
$ 117,554
Machinery - Diversified - 2 .67%
Atlas Copco AB - A Shares 4,036,211 57,338
Keyence Corp 115,500 51,830
NARI Technology Co Ltd 4,160,436 14,168
THK Co Ltd 854,900 17,139
$ 140,475
Metal Fabrication & Hardware - 0 .55%
APL Apollo Tubes Ltd 1,479,773 28,707
Mining - 2 .22%
BHP Group Ltd 1,755,250 54,627
Franco-Nevada Corp 358,314 52,257
Sandfire Resources Ltd
(d)
2,094,951 9,576
$ 116,460
Miscellaneous Manufacturers - 1 .11%
Siemens AG 341,108 58,139
Oil & Gas - 3 .91%
BP PLC 8,034,537 49,850
Noble Corp PLC 401,382 20,980
Shell PLC 2,582,300 78,264
Suncor Energy Inc 792,700 24,803
Tourmaline Oil Corp 604,600 31,334
$ 205,231
Oil & Gas Services - 0 .85%
Schlumberger NV 766,857 44,738
Pharmaceuticals - 7 .20%
AstraZeneca PLC 738,195 106,061
Merck KGaA 106,438 18,704
Novo Nordisk A/S 728,442 117,463
Roche Holding AG 231,924 71,908
Sanofi 599,578 63,966
$ 378,102
Private Equity - 3 .31%
3i Group PLC 4,308,644 109,316
Brookfield Corp 1,842,253 64,307
$ 173,623
Retail - 5 .92%
ABC-Mart Inc 160,200 8,870
Alimentation Couche-Tard Inc 1,507,392 76,316
Arezzo Industria e Comercio SA 595,000 10,379
Dollarama Inc 385,700 25,406
JD Sports Fashion PLC 19,407,069 39,312
Li Ning Co Ltd 1,993,500 12,153
MatsukiyoCocokara & Co 417,800 24,450
Swatch Group AG/The - BR 43,607 13,956
Wal-Mart de Mexico SAB de CV 14,733,578 61,372
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum China Holdings Inc 630,794 $ 38,491
$ 310,705
Semiconductors - 10 .83%
ASM International NV 46,809 22,238
ASML Holding NV 162,530 116,416
Infineon Technologies AG 595,071 26,145
Renesas Electronics Corp
(d)
2,298,700 44,351
Rohm Co Ltd 170,200 15,949
Samsung Electronics Co Ltd 2,406,344 131,754
Sanken Electric Co Ltd 129,700 13,251
SK Hynix Inc 343,398 33,256
Socionext Inc
(f)
249,100 29,475
Taiwan Semiconductor Manufacturing Co Ltd 7,514,544 135,695
$ 568,530
Software - 0 .97%
Dassault Systemes SE 617,609 26,396
Nemetschek SE 175,956 12,804
Nexon Co Ltd 630,300 12,026
$ 51,226
Telecommunications - 0 .80%
Nippon Telegraph & Telephone Corp 36,657,500 42,036
Toys, Games & Hobbies - 1 .42%
Nintendo Co Ltd 1,646,400 74,474
Transportation - 2 .28%
Canadian National Railway Co 455,248 55,183
Canadian Pacific Kansas City Ltd 689,900 56,766
Keisei Electric Railway Co Ltd 187,500 7,782
$ 119,731
TOTAL COMMON STOCKS $ 5,146,526
Total Investments $ 5,282,629
Other Assets and Liabilities -  (0.59)% (31,133)
TOTAL NET ASSETS - 100.00% $ 5,251,496
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $34,292 or
0.65% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,559 or 0.20% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,668 or 0.18% of net assets.

Schedule of Investments
Diversified International Fund
July 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
Japan 15 .45%
United Kingdom 14 .93%
France 10 .37%
Canada 9 .00%
Germany 4 .59%
Switzerland 4 .49%
India 4 .26%
United States 3 .84%
Korea, Republic Of 3 .52%
Netherlands 3 .14%
Ireland 3 .13%
Denmark 2 .87%
Taiwan 2 .82%
Mexico 2 .52%
China 2 .43%
Indonesia 1 .96%
Brazil 1 .67%
Hong Kong 1 .63%
Sweden 1 .39%
Italy 1 .32%
Australia 1 .22%
Spain 1 .07%
Singapore 0 .89%
Finland 0 .69%
Israel 0 .34%
Peru 0 .34%
Uruguay 0 .31%
Greece 0 .20%
Poland 0 .20%
Other Assets and Liabilities
( 0 .59 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 1,411,665 $ 1,286,074 $ 125,591
Principal Government Money Market Fund - Institutional Class 5.14% 91,593 380,722 472,315 —
$ 91,593 $ 1,792,387 $ 1,758,389 $ 125,591
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 2,871 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 361 — — —
$ 3,232 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .67 % Shares Held Value (000's)
Money Market Funds - 1 .67%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
2,705,484 $ 2,705
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(b),(c)
148,951,501 148,952
$ 151,657
TOTAL INVESTMENT COMPANIES $ 151,657
COMMON STOCKS - 98 .20 % Shares Held Value (000's)
Advertising - 1 .37%
Omnicom Group Inc 1,472,067 $ 124,566
Apparel - 0 .56%
NIKE Inc 460,832 50,871
Automobile Manufacturers - 3 .66%
Cummins Inc 463,077 120,770
PACCAR Inc 2,466,642 212,452
$ 333,222
Automobile Parts & Equipment - 2 .38%
Magna International Inc
(d)
3,368,751 216,712
Banks - 10 .06%
Bank of America Corp 5,262,127 168,388
JPMorgan Chase & Co 1,875,244 296,214
Morgan Stanley 2,883,229 263,988
PNC Financial Services Group Inc/The 1,357,913 185,885
$ 914,475
Beverages - 1 .84%
Coca-Cola Co/The 2,706,100 167,589
Biotechnology - 1 .76%
Corteva Inc 2,828,250 159,598
Building Materials - 2 .66%
Carrier Global Corp 1,507,196 89,754
Trane Technologies PLC 761,884 151,950
$ 241,704
Chemicals - 2 .47%
Air Products and Chemicals Inc 560,838 171,241
PPG Industries Inc 371,729 53,492
$ 224,733
Computers - 1 .96%
Apple Inc 908,752 178,524
Cosmetics & Personal Care - 1 .07%
Procter & Gamble Co/The 622,919 97,362
Diversified Financial Services - 4 .30%
BlackRock Inc 311,078 229,840
Discover Financial Services 1,527,537 161,232
$ 391,072
Electric - 5 .12%
NextEra Energy Inc 2,301,300 168,685
Sempra 507,179 75,580
WEC Energy Group Inc 1,256,790 112,935
Xcel Energy Inc 1,724,658 108,188
$ 465,388
Electronics - 0 .72%
TE Connectivity Ltd 455,680 65,386
Food - 1 .80%
Hormel Foods Corp 4,006,784 163,797
Healthcare - Products - 4 .85%
Abbott Laboratories 1,475,882 164,310
Medtronic PLC 1,557,694 136,703
STERIS PLC 621,470 140,173
$ 441,186
Healthcare - Services - 0 .99%
UnitedHealth Group Inc 176,891 89,572
Home Builders - 1 .36%
DR Horton Inc 974,070 123,726
Insurance - 3 .52%
Chubb Ltd 872,773 178,404
Fidelity National Financial Inc 3,615,241 141,609
$ 320,013
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 2 .46%
Deere & Co 520,289 $ 223,516
Media - 2 .49%
Cable One Inc 1,380 999
Comcast Corp - Class A 4,981,131 225,446
$ 226,445
Miscellaneous Manufacturers - 2 .50%
Parker-Hannifin Corp 554,913 227,520
Oil & Gas - 6 .18%
Chevron Corp 856,005 140,094
EOG Resources Inc 1,459,770 193,463
Marathon Petroleum Corp 1,715,388 228,181
$ 561,738
Pharmaceuticals - 9 .88%
Becton Dickinson & Co 755,539 210,508
Eli Lilly & Co 28,738 13,063
Merck & Co Inc 1,854,020 197,731
Novartis AG ADR 1,914,542 200,835
Pfizer Inc 2,777,475 100,156
Roche Holding AG ADR 4,556,242 176,327
$ 898,620
Pipelines - 1 .89%
Enterprise Products Partners LP 6,485,751 171,937
Private Equity - 2 .40%
KKR & Co Inc 3,668,279 217,822
REITs - 3 .91%
Alexandria Real Estate Equities Inc 1,319,969 165,894
Digital Realty Trust Inc 94,163 11,735
Prologis Inc 719,031 89,699
Realty Income Corp 1,441,177 87,868
$ 355,196
Retail - 4 .02%
Costco Wholesale Corp 359,195 201,390
Starbucks Corp 1,139,585 115,748
Target Corp 356,056 48,591
$ 365,729
Semiconductors - 3 .80%
Microchip Technology Inc 2,098,321 197,116
Taiwan Semiconductor Manufacturing Co Ltd ADR 1,497,684 148,496
$ 345,612
Software - 2 .72%
Fidelity National Information Services Inc 904,021 54,585
Microsoft Corp 394,355 132,472
SAP SE ADR 444,813 60,650
$ 247,707
Telecommunications - 2 .15%
BCE Inc
(d)
4,335,662 187,387
Verizon Communications Inc 237,973 8,110
$ 195,497
Transportation - 1 .35%
Expeditors International of Washington Inc 885,547 112,730
Union Pacific Corp 43,293 10,045
$ 122,775
TOTAL COMMON STOCKS $ 8,929,610
Total Investments $ 9,081,267
Other Assets and Liabilities -  0.13% 12,028
TOTAL NET ASSETS - 100.00% $ 9,093,295
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,165 or
0.10% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Equity Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,010 or 0.10% of net assets.
Portfolio Summary
Sector Percent
Financial 24 .19%
Consumer, Non-cyclical 22 .19%
Consumer, Cyclical 11 .98%
Industrial 9 .69%
Technology 8 .48%
Energy 8 .07%
Communications 6 .01%
Utilities 5 .12%
Basic Materials 2 .47%
Money Market Funds 1 .67%
Other Assets and Liabilities
0 .13%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 2,151,790 $ 2,002,838 $ 148,952
Principal Government Money Market Fund - Institutional Class 5.14% 169,364 358,619 527,983 —
$ 169,364 $ 2,510,409 $ 2,530,821 $ 148,952
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 4,491 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 815 — — —
$ 5,306 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 11 .91 % Shares Held Value (000's)
Money Market Funds - 11 .91%
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(b)
58,557,649 $ 58,558
TOTAL INVESTMENT COMPANIES $ 58,558
BONDS - 85 .00%
Principal
Amount (000's) Value (000's)
Banks - 5 .30%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(c),(d),(e),(f)
$ 4,050 $ 3,534
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(c),(d),(e)
400 344
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Bank Hapoalim BM
3.26%, 01/21/2032
(d),(e),(f)
1,025 878
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Bank Leumi Le-Israel BM
7.13%, 07/18/2033
(d),(e),(f)
3,300 3,250
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.47%
BBVA Bancomer SA/Texas
8.45%, 06/29/2038
(d),(e),(f)
5,100 5,193
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
BOI Finance BV
7.50%, 02/16/2027 EUR 2,505 2,393
Israel Discount Bank Ltd
5.38%, 01/26/2028
(f)
$ 4,600 4,536
OTP Bank Nyrt
7.35%, 03/04/2026
(d)
EUR 850 948
3 Month Euro Interbank Offered Rate +
4.52%
Raiffeisenbank AS
7.13%, 01/19/2026
(d)
2,000 2,201
3 Month Euro Interbank Offered Rate +
3.93%
Standard Chartered PLC
6.19%, 07/06/2027
(d),(f)
$ 2,750 2,775
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.85%
$ 26,052
Building Materials - 0 .86%
Cemex SAB de CV
9.13%, 03/14/2028
(c),(d),(f)
1,075 1,118
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.91%
9.13%, 03/14/2028
(c),(d)
3,000 3,126
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.91%
$ 4,244
Chemicals - 0 .65%
Sasol Financing USA LLC
8.75%, 05/03/2029
(f)
3,225 3,225
Diversified Financial Services - 0 .43%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 2,200 2,096
Electric - 0 .68%
Comision Federal de Electricidad
5.00%, 09/29/2036 3,216 2,702
NPC Ukrenergo
0.00%, 11/09/2028
(f),(g)
2,350 628
$ 3,330
Energy - Alternate Sources - 0 .66%
Energo-Pro AS
8.50%, 02/04/2027 1,025 994
8.50%, 02/04/2027
(f)
2,325 2,255
$ 3,249
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 1 .08%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025 $ 3,475 $ 3,312
IHS Holding Ltd
5.63%, 11/29/2026
(f)
2,300 2,007
$ 5,319
Internet - 0 .49%
Prosus NV
4.19%, 01/19/2032 2,850 2,410
Iron & Steel - 0 .24%
Usiminas International Sarl
5.88%, 07/18/2026 1,200 1,167
Lodging - 1 .21%
Melco Resorts Finance Ltd
5.25%, 04/26/2026 500 469
5.63%, 07/17/2027
(f)
300 274
5.63%, 07/17/2027 950 863
5.75%, 07/21/2028 3,050 2,715
MGM China Holdings Ltd
5.25%, 06/18/2025 1,500 1,446
Studio City Finance Ltd
6.50%, 01/15/2028 200 170
$ 5,937
Mining - 1 .24%
Stillwater Mining Co
4.00%, 11/16/2026
(f)
4,575 4,113
4.00%, 11/16/2026 450 405
4.50%, 11/16/2029
(f)
1,750 1,422
4.50%, 11/16/2029 200 162
$ 6,102
Oil & Gas - 8 .26%
Ecopetrol SA
8.88%, 01/13/2033 1,400 1,436
Energian Israel Finance Ltd
4.88%, 03/30/2026
(f)
1,086 1,014
5.38%, 03/30/2028
(f)
2,625 2,379
8.50%, 09/30/2033
(f)
5,125 5,125
KazMunayGas National Co JSC
5.38%, 04/24/2030 3,900 3,665
5.75%, 04/19/2047 975 818
6.38%, 10/24/2048 2,900 2,563
Kosmos Energy Ltd
7.13%, 04/04/2026 2,175 2,042
7.50%, 03/01/2028
(f)
350 311
7.50%, 03/01/2028 1,950 1,733
7.75%, 05/01/2027 900 827
Leviathan Bond Ltd
6.13%, 06/30/2025
(f)
3,300 3,223
6.50%, 06/30/2027
(f)
4,150 4,005
Petroleos Mexicanos
6.49%, 01/23/2027 6,025 5,369
6.75%, 09/21/2047 1,125 724
7.69%, 01/23/2050 2,000 1,392
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 4,390 3,977
$ 40,603
Pipelines - 3 .63%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 3,288 2,942
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(f)
2,661 2,263
2.16%, 03/31/2034 6,476 5,505
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038
(f)
3,300 3,395
6.13%, 02/23/2038 1,700 1,747
TMS Issuer Sarl
5.78%, 08/23/2032
(f)
1,950 1,989
$ 17,841

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate - 0 .48%
Country Garden Holdings Co Ltd
2.70%, 07/12/2026 $ 600 $ 100
4.20%, 02/06/2026 3,200 576
5.40%, 05/27/2025 350 72
7.25%, 04/08/2026 2,425 432
MAF Global Securities Ltd
7.88%, 06/30/2027
(c),(d)
1,075 1,093
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Powerlong Real Estate Holdings Ltd
4.90%, 05/13/2026 400 27
6.25%, 08/10/2024 500 45
$ 2,345
Regional Authority - 0 .43%
Provincia de Buenos Aires/Government Bonds
5.25%, 09/01/2037
(h)
5,475 2,122
Sovereign - 58 .58%
Argentine Republic Government International Bond
3.62%, 07/09/2035
(h)
10,000 3,101
Bahamas Government International Bond
6.00%, 11/21/2028 3,650 2,978
9.00%, 06/16/2029
(f)
600 534
Brazil Notas do Tesouro Nacional Serie B
24.35%, 08/15/2050 BRL 5,100 4,792
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 118,300 24,832
Colombia Government International Bond
4.50%, 03/15/2029 $ 3,525 3,141
5.20%, 05/15/2049 3,750 2,723
7.50%, 02/02/2034 2,100 2,120
Colombian TES
6.00%, 04/28/2028 COP 46,300,000 10,107
13.25%, 02/09/2033 16,200,000 4,857
Czech Republic Government Bond
1.00%, 06/26/2026 CZK 112,200 4,639
1.25%, 02/14/2025 89,000 3,840
2.40%, 09/17/2025 79,600 3,460
Ecuador Government International Bond
3.50%, 07/31/2035
(h)
$ 6,950 2,389
Egypt Government International Bond
7.90%, 02/21/2048 925 511
8.15%, 11/20/2059 1,425 802
8.50%, 01/31/2047 800 465
El Salvador Government International Bond
7.63%, 09/21/2034 1,100 699
7.63%, 02/01/2041 2,250 1,398
7.65%, 06/15/2035 2,025 1,314
8.63%, 02/28/2029 3,100 2,234
Ghana Government International Bond
0.00%, 04/07/2029
(g)
1,700 769
0.00%, 03/26/2032
(g)
1,800 819
0.00%, 04/07/2034
(g)
7,025 3,179
7.88%, 02/11/2035 1,100 501
Guatemala Government Bond
6.13%, 06/01/2050 825 763
6.60%, 06/13/2036
(f)
3,625 3,710
Hungary Government Bond
3.00%, 06/26/2024 HUF 1,425,000 3,800
9.50%, 10/21/2026 3,255,000 9,385
Hungary Government International Bond
6.25%, 09/22/2032
(f)
$ 2,900 2,976
Indonesia Treasury Bond
5.13%, 04/15/2027 IDR 13,300,000 861
6.38%, 08/15/2028 97,400,000 6,564
6.50%, 02/15/2031 67,000,000 4,469
7.00%, 02/15/2033 103,100,000 7,185
Iraq International Bond
5.80%, 01/15/2028 $ 8,817 8,171
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 6,100 $ 5,429
4.88%, 01/30/2032
(f)
175 156
5.88%, 10/17/2031 1,200 1,141
6.63%, 03/22/2048 4,375 3,616
Magyar Export-Import Bank Zrt
6.13%, 12/04/2027
(f)
$ 3,000 3,005
Mexican Bonos
7.75%, 11/23/2034 MXN 422,650 23,341
7.75%, 11/13/2042 90,300 4,812
Mexico Government International Bond
4.88%, 05/19/2033 $ 7,125 6,824
6.35%, 02/09/2035 5,350 5,615
Nigeria Government International Bond
6.13%, 09/28/2028 4,450 3,844
7.63%, 11/28/2047 750 560
7.88%, 02/16/2032 2,625 2,290
8.25%, 09/28/2051 1,600 1,254
Peru Government Bond
5.40%, 08/12/2034 PEN 38,750 9,628
6.15%, 08/12/2032 14,400 3,864
Republic of Poland Government Bond
0.00%, 07/25/2024
(g)
PLN 25,400 6,009
2.50%, 07/25/2026 23,000 5,308
6.00%, 10/25/2033 27,600 7,166
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 258,300 12,011
Republic of South Africa Government International
Bond
7.30%, 04/20/2052 $ 2,925 2,599
Romania Government Bond
4.85%, 07/25/2029 RON 13,300 2,742
5.00%, 02/12/2029 14,825 3,093
Romanian Government International Bond
1.38%, 12/02/2029 EUR 1,358 1,182
2.00%, 04/14/2033 5,450 4,331
3.62%, 05/26/2030 1,500 1,475
6.63%, 09/27/2029 2,075 2,391
7.13%, 01/17/2033 $ 200 215
Saudi Government International Bond
4.50%, 10/26/2046 6,700 5,802
5.00%, 01/18/2053
(f)
2,175 1,999
Senegal Government International Bond
4.75%, 03/13/2028 EUR 2,950 2,886
5.38%, 06/08/2037 3,250 2,521
6.25%, 07/30/2024 $ 925 918
6.75%, 03/13/2048 3,000 2,243
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(f),(g)
2,700 715
0.00%, 06/24/2030
(g)
3,489 925
Tunisian Republic
5.75%, 01/30/2025 300 209
6.38%, 07/15/2026 EUR 7,825 5,271
Ukraine Government International Bond
0.00%, 05/21/2031
(f),(g)
$ 1,250 372
0.00%, 05/21/2031
(g)
2,500 744
0.00%, 08/01/2041
(g),(h)
8,500 4,162
Zambia Government International Bond
0.00%, 04/14/2024
(g)
2,075 1,197
$ 287,953
Transportation - 0 .78%
Transnet SOC Ltd
8.25%, 02/06/2028
(f)
3,850 3,832
TOTAL BONDS $ 417,827

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

CONVERTIBLE BONDS - 0 .19%
Principal
Amount (000's) Value (000's)
Oil & Gas - 0 .19%
Abu Dhabi National Oil Co
0.70%, 06/04/2024 $ 1,000 $ 945
TOTAL CONVERTIBLE BONDS $ 945
Total Investments $ 477,330
Other Assets and Liabilities -  2.90% 14,232
TOTAL NET ASSETS - 100.00% $ 491,562
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(d) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $13,199 or 2.69% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $76,211 or 15.50% of net assets.
(g) Non-income producing security
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary
Location Percent
United States 14 .80%
Mexico 13 .04%
Brazil 6 .02%
Colombia 4 .96%
Israel 4 .96%
Hungary 4 .09%
Indonesia 3 .89%
Poland 3 .76%
South Africa 3 .75%
Czech Republic 3 .53%
Romania 3 .14%
Peru 2 .75%
Luxembourg 2 .29%
Cote d'Ivoire 2 .10%
Cayman Islands 2 .07%
Senegal 1 .75%
Iraq 1 .66%
Nigeria 1 .61%
Saudi Arabia 1 .59%
Jersey, Channel Islands 1 .58%
Ukraine 1 .55%
Kazakhstan 1 .44%
El Salvador 1 .14%
Tunisia 1 .11%
Ghana 1 .08%
Argentina 1 .06%
Netherlands 0 .98%
Guatemala 0 .91%
Bermuda 0 .81%
Bahamas 0 .72%
Mauritius 0 .67%
United Kingdom 0 .56%
Ecuador 0 .49%
Ireland 0 .43%
Egypt 0 .35%
Zambia 0 .24%
United Arab Emirates 0 .19%
Virgin Islands, British 0 .03%
Other Assets and Liabilities
2 .90%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 296,567 $ 238,009 $ 58,558
Principal Government Money Market Fund - Institutional Class 5.14% 32,519 92,371 124,890 —
$ 32,519 $ 388,938 $ 362,899 $ 58,558
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 1,208 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 97 — — —
$ 1,305 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2023 Long 550 $ 61,274 $ (912)
US 5 Year Note; September 2023 Long 221 23,607 (83)
Total $ (995)
Amounts in thousands except contracts.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 08/16/2023 EUR 100 $ 112 $ — $ (2)
Citigroup Inc 08/25/2023 $ 10,020 MXN 170,725 — (131)
Citigroup Inc 08/25/2023 $ 26,223 ZAR 473,100 — (179)
Citigroup Inc 08/25/2023 $ 22,014 CNH 158,350 — (195)
HSBC Securities Inc 08/16/2023 EUR 325 $ 356 1 —
HSBC Securities Inc 08/16/2023 $ 877 EUR 800 — (2)
HSBC Securities Inc 08/25/2023 CNH 73,500 $ 10,310 — (1)
JPMorgan Chase 08/16/2023 EUR 950 $ 1,062 — (18)
JPMorgan Chase 08/16/2023 $ 37,798 EUR 34,176 196 —
JPMorgan Chase 08/25/2023 CLP 5,595,000 $ 6,818 — (165)
JPMorgan Chase 08/25/2023 EUR 6,400 $ 7,101 — (56)
JPMorgan Chase 08/25/2023 INR 1,129,000 $ 13,765 — (43)
JPMorgan Chase 08/25/2023 THB 397,200 $ 11,563 71 —
JPMorgan Chase 08/25/2023 $ 9,604 BRL 46,100 — (102)
JPMorgan Chase 08/25/2023 $ 33,347 EUR 30,200 103 —
Total $ 371 $ (894)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
July 31, 2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.39% (1.00)% Quarterly 12/20/2025 $ 3,350 $ (33) $ (13) $ — $ (46)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.39% (1.00)% Quarterly 12/20/2025 3,300 (33) (13) — (46)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.39% (1.00)% Quarterly 12/20/2025 4,700 (37) (28) — (65)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.39% (1.00)% Quarterly 12/20/2025 500 (5) (2) — (7)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.40% (1.00)% Quarterly 12/20/2025 3,350 (33) (12) — (45)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.40% (1.00)% Quarterly 12/20/2025 3,300 (33) (12) — (45)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.40% (1.00)% Quarterly 12/20/2025 3,350 (26) (19) — (45)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.40% (1.00)% Quarterly 12/20/2025 500 (5) (2) — (7)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.38% (1.00)% Quarterly 12/20/2025 3,350 (34) (13) — (47)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.38% (1.00)% Quarterly 12/20/2025 3,300 (32) (14) — (46)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.38% (1.00)% Quarterly 12/20/2025 2,000 (16) (12) — (28)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.38% (1.00)% Quarterly 12/20/2025 500 (6) (1) — (7)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.38% (1.00)% Quarterly 12/20/2025 3,300 (32) (14) — (46)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.38% (1.00)% Quarterly 12/20/2025 3,350 (34) (13) — (47)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.38% (1.00)% Quarterly 12/20/2025 3,350 (27) (20) — (47)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.38% (1.00)% Quarterly 12/20/2025 500 (5) (2) — (7)
Total $ (391) $ (190) $ — $ (581)
Amounts in thousands.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
July 31, 2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.40 N/A (5.00)% Quarterly 06/20/2028 $ 26,350 $ (210) $ (724) $ (934)
ITRX.39 N/A (5.00)% Quarterly 06/20/2028 EUR 17,300 (592) (306) (898)
Turkey Government International Bond, 11.88%,
01/15/2030
3.79% (1.00)% Quarterly 06/20/2028 $ 1,625 247 (68) 179
Total $ (555) $ (1,098) $ (1,653)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
3 Month KRW Certificate of
Deposit
Pay 3.41% Annual Annual N/A 09/20/2028 KRW 18,000,000 $ (95) $ — $ (95)
3 Month KRW Certificate of
Deposit
Pay 3.41% Annual Annual N/A 09/20/2028 12,400,000 (29) (37) (66)
3 Month Tel AVIV Inter-Bank
Offered Rate
Pay 3.36% Quarterly Annual N/A 09/20/2028 ILS 103,500 $ (381) (6) (387)
3 Month Tel AVIV Inter-Bank
Offered Rate
Pay 3.36% Quarterly Annual N/A 09/20/2028 3,000 7 (18) (11)
MXN TIIE Banxico Pay 9.27% Monthly Monthly N/A 09/17/2025 MXN 681,500 $ (128) (1) (129)
Sinacofi Chile Interbank Rate
Avg
Receive 7.37% Annual Annual N/A 11/29/2024 CLP 21,600,000 $ (118) — (118)
Sinacofi Chile Interbank Rate
Avg
Receive 7.37% Annual Annual N/A 11/29/2024 17,000,000 (109) 16 (93)
Total $ (853) $ (46) $ (899)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
Global Emerging Markets Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .97 % Shares Held Value (000's)
Money Market Funds - 1 .97%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
67,456 $ 68
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(c)
4,648,026 4,648
$ 4,716
TOTAL INVESTMENT COMPANIES $ 4,716
COMMON STOCKS - 97 .78 % Shares Held Value (000's)
Aerospace & Defense - 0 .59%
LIG Nex1 Co Ltd 23,349 $ 1,405
Agriculture - 0 .30%
Muyuan Foods Co Ltd 113,900 708
Airlines - 0 .48%
Air Arabia PJSC 1,563,182 1,145
Apparel - 1 .19%
Fila Holdings Corp 29,789 927
Youngone Corp 42,488 1,925
$ 2,852
Automobile Manufacturers - 2 .53%
BYD Co Ltd 68,500 2,440
Kia Corp 29,418 1,909
Maruti Suzuki India Ltd 14,159 1,692
$ 6,041
Automobile Parts & Equipment - 0 .67%
Fuyao Glass Industry Group Co Ltd
(d)
171,600 765
Weichai Power Co Ltd 563,000 834
$ 1,599
Banks - 9 .14%
Bank of Jiangsu Co Ltd 694,170 702
Bank Rakyat Indonesia Persero Tbk PT 7,303,882 2,735
Grupo Financiero Banorte SAB de CV 250,300 2,373
HDFC Bank Ltd 122,837 2,466
Hong Leong Bank Bhd 155,800 677
ICICI Bank Ltd 337,974 4,119
Kasikornbank PCL 294,400 1,089
Kotak Mahindra Bank Ltd 58,132 1,314
PT Bank Central Asia Tbk 3,868,400 2,343
Saudi National Bank/The 321,754 3,306
Vietnam Technological & Commercial Joint Stock
Bank
(e)
453,900 705
$ 21,829
Beverages - 2 .69%
Arca Continental SAB de CV 179,600 1,802
China Resources Beer Holdings Co Ltd 188,000 1,211
Kweichow Moutai Co Ltd 5,600 1,478
Tsingtao Brewery Co Ltd 108,000 971
Varun Beverages Ltd 97,520 955
$ 6,417
Building Materials - 1 .99%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
145,321 628
Cemex SAB de CV
(e)
3,367,014 2,566
China National Building Material Co Ltd 760,000 480
Voltas Ltd 112,181 1,065
$ 4,739
Chemicals - 0 .75%
Orbia Advance Corp SAB de CV 359,500 816
Supreme Industries Ltd 22,571 975
$ 1,791
Coal - 0 .35%
Exxaro Resources Ltd 92,038 835
Commercial Services - 2 .95%
Bidvest Group Ltd/The 60,787 942
Humansoft Holding Co KSC 79,772 935
Jiangsu Expressway Co Ltd 828,000 759
Localiza Rent a Car SA 128,591 1,827
MegaStudyEdu Co Ltd 17,572 677
Network International Holdings PLC
(d),(e)
184,553 916
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Santos Brasil Participacoes SA 479,289 $ 980
$ 7,036
Computers - 1 .32%
CI&T Inc
(e)
35,930 214
Globant SA
(e)
4,690 820
Quanta Computer Inc 193,000 1,468
WNS Holdings Ltd ADR
(e)
9,299 643
$ 3,145
Distribution & Wholesale - 0 .78%
AKR Corporindo Tbk PT 9,358,200 860
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
398,229 1,005
$ 1,865
Diversified Financial Services - 4 .89%
Bajaj Finance Ltd 17,286 1,537
Banco BTG Pactual SA 256,850 1,844
BOC Aviation Ltd
(d)
82,600 692
CreditAccess Grameen Ltd
(e)
83,025 1,471
Fubon Financial Holding Co Ltd 1,088,704 2,272
Hong Kong Exchanges & Clearing Ltd 19,300 814
Intercorp Financial Services Inc 23,443 575
KB Financial Group Inc 61,641 2,469
$ 11,674
Electric - 0 .68%
China Longyuan Power Group Corp Ltd 740,000 716
Emirates Central Cooling Systems Corp 1,751,862 916
$ 1,632
Electrical Components & Equipment - 0 .98%
Delta Electronics Inc 162,000 1,891
Riyadh Cables Group Co 26,033 444
$ 2,335
Electronics - 1 .51%
Avalon Technologies Ltd
(d),(e)
114,682 838
HEG Ltd 44,237 971
Lotes Co Ltd 32,830 782
Voltronic Power Technology Corp 18,000 1,004
$ 3,595
Energy - Alternate Sources - 0 .52%
Sao Martinho S/A 175,729 1,245
Engineering & Construction - 0 .91%
Grupo Aeroportuario del Centro Norte SAB de CV 41,961 473
L&T Technology Services Ltd
(d)
18,001 885
Samsung Engineering Co Ltd
(e)
27,696 803
$ 2,161
Food - 3 .51%
Bid Corp Ltd 64,420 1,525
Dino Polska SA
(d),(e)
16,424 1,829
Indofood Sukses Makmur Tbk PT 1,636,200 795
LT Foods Ltd 615,410 1,353
Nestle India Ltd 3,535 969
SM Investments Corp 60,105 999
Want Want China Holdings Ltd 1,296,000 904
$ 8,374
Gas - 0 .36%
ENN Natural Gas Co Ltd 332,079 855
Healthcare - Products - 0 .44%
Shenzhen Mindray Bio-Medical Electronics Co Ltd 25,600 1,062
Healthcare - Services - 0 .79%
Bangkok Dusit Medical Services PCL 1,463,900 1,221
WuXi AppTec Co Ltd
(d)
70,400 670
$ 1,891
Home Furnishings - 0 .57%
Gree Electric Appliances Inc of Zhuhai 212,300 1,153
Haier Smart Home Co Ltd 63,800 210
Vestel Beyaz Esya Sanayi ve Ticaret AS 1 —
$ 1,363

Schedule of Investments
Global Emerging Markets Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3 .84%
AIA Group Ltd 202,600 $ 2,027
China Pacific Insurance Group Co Ltd 513,600 1,385
ICICI Lombard General Insurance Co Ltd
(d)
58,519 986
ICICI Prudential Life Insurance Co Ltd
(d)
110,366 778
PICC Property & Casualty Co Ltd 1,868,000 2,191
Qualitas Controladora SAB de CV
(f)
245,100 1,807
$ 9,174
Internet - 14 .16%
Alibaba Group Holding Ltd
(e)
618,524 7,904
Baidu Inc
(e)
145,350 2,842
IndiaMart InterMesh Ltd
(d)
33,521 1,269
Meituan
(d),(e)
70,700 1,350
Naspers Ltd 13,392 2,631
PDD Holdings Inc ADR
(e)
39,312 3,531
Tencent Holdings Ltd 255,000 11,720
Tongcheng Travel Holdings Ltd
(e)
426,800 1,036
Trip.com Group Ltd ADR
(e)
37,178 1,526
$ 33,809
Investment Companies - 0 .39%
Jio Financial Services Ltd
(e)
113,477 361
VEF AB
(e)
2,206,097 564
$ 925
Iron & Steel - 1 .87%
Gerdau SA ADR 173,638 1,068
Hunan Valin Steel Co Ltd 859,889 723
Severstal PAO
(e)
31,471 —
Vale SA 182,000 2,669
$ 4,460
Leisure Products & Services - 1 .05%
Bajaj Auto Ltd 19,342 1,161
Yadea Group Holdings Ltd
(d)
592,000 1,347
$ 2,508
Lodging - 0 .43%
Galaxy Entertainment Group Ltd
(e)
142,000 1,037
Machinery - Diversified - 1 .14%
NARI Technology Co Ltd 374,229 1,275
WEG SA 170,700 1,441
$ 2,716
Metal Fabrication & Hardware - 0 .54%
APL Apollo Tubes Ltd 66,315 1,286
Mining - 1 .17%
Anglo American PLC 53,983 1,660
Polyus PJSC 343 —
Shandong Gold Mining Co Ltd
(d)
570,750 1,140
$ 2,800
Miscellaneous Manufacturers - 1 .14%
Airtac International Group 32,000 952
Elite Material Co Ltd 74,000 979
Zhuzhou CRRC Times Electric Co Ltd 199,700 796
$ 2,727
Oil & Gas - 4 .15%
PRIO SA/Brazil
(e)
146,100 1,411
Reliance Industries Ltd 113,477 3,523
Saudi Arabian Oil Co
(d)
380,142 3,285
S-Oil Corp 16,398 964
Thai Oil PCL 479,300 719
$ 9,902
Pharmaceuticals - 1 .58%
Caplin Point Laboratories Ltd 72,949 807
Grand Pharmaceutical Group Ltd 1,050,000 600
Hansoh Pharmaceutical Group Co Ltd
(d)
448,000 727
Richter Gedeon Nyrt 30,403 767
Simcere Pharmaceutical Group Ltd
(d)
926,000 876
$ 3,777
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 1 .22%
China Overseas Land & Investment Ltd 390,500 $ 926
China Resources Land Ltd 246,000 1,148
Multiplan Empreendimentos Imobiliarios SA 150,100 840
$ 2,914
Retail - 3 .50%
El Puerto de Liverpool SAB de CV 119,358 747
Jumbo SA 61,153 1,825
Mitra Adiperkasa Tbk PT 9,046,700 1,188
Wal-Mart de Mexico SAB de CV 655,300 2,729
Yum China Holdings Inc 30,250 1,863
$ 8,352
Semiconductors - 17 .22%
Alchip Technologies Ltd 15,000 955
ASML Holding NV - NY Reg Shares 2,255 1,616
ASPEED Technology Inc 8,000 592
Hana Materials Inc 15,436 583
MediaTek Inc 71,000 1,562
Novatek Microelectronics Corp 61,300 829
Parade Technologies Ltd 23,000 675
Samsung Electronics Co Ltd 247,597 13,557
SK Hynix Inc 30,484 2,952
Taiwan Semiconductor Manufacturing Co Ltd 984,685 17,781
$ 41,102
Shipbuilding - 0 .54%
Yangzijiang Shipbuilding Holdings Ltd 1,114,200 1,291
Software - 1 .18%
NetEase Inc 129,625 2,823
Telecommunications - 1 .22%
Accton Technology Corp 94,000 1,147
Millicom International Cellular SA
(e)
36,315 564
ZTE Corp 325,400 1,191
$ 2,902
Textiles - 0 .33%
SLC Agricola SA 85,503 788
Transportation - 0 .22%
Container Corp Of India Ltd 63,247 535
TOTAL COMMON STOCKS $ 233,422
PREFERRED STOCKS - 0 .43 % Shares Held Value (000's)
Automobile Manufacturers - 0 .41%
Hyundai Motor Co 7,600.00% 11,539 $ 981
Diversified Financial Services - 0 .02%
Fubon Financial Holding Co Ltd 1.80% 20,961 37
TOTAL PREFERRED STOCKS $ 1,018
Total Investments $ 239,156
Other Assets and Liabilities -  (0.18)% (433)
TOTAL NET ASSETS - 100.00% $ 238,723
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $68 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $18,353 or 7.69% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $58 or 0.02% of net assets.

Schedule of Investments
Global Emerging Markets Fund
July 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
China 24 .47%
Taiwan 13 .52%
India 13 .39%
Korea, Republic Of 12 .21%
Brazil 6 .42%
Mexico 5 .57%
Hong Kong 3 .63%
Indonesia 3 .32%
Saudi Arabia 2 .95%
South Africa 2 .49%
United States 2 .25%
Ireland 1 .48%
Thailand 1 .27%
United Arab Emirates 1 .24%
Poland 0 .77%
Greece 0 .77%
United Kingdom 0 .69%
Netherlands 0 .68%
Philippines 0 .42%
Kuwait 0 .39%
Uruguay 0 .34%
Hungary 0 .32%
Vietnam 0 .30%
Singapore 0 .29%
Malaysia 0 .28%
Luxembourg 0 .24%
Sweden 0 .24%
Peru 0 .24%
Russian Federation 0 .00%
Turkey 0 .00%
Other Assets and Liabilities
( 0 .18 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 50,421 $ 45,773 $ 4,648
Principal Government Money Market Fund - Institutional Class 5.14% 523 20,215 20,738 —
$ 523 $ 70,636 $ 66,511 $ 4,648
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 131 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 39 — — —
$ 170 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .00 % Shares Held Value (000's)
Money Market Funds - 2 .00%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
200,292 $ 200
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(c)
43,386,334 43,386
$ 43,586
TOTAL INVESTMENT COMPANIES $ 43,586
COMMON STOCKS - 98 .01 % Shares Held Value (000's)
Engineering & Construction - 0 .51%
Cellnex Telecom SA - Rights
(d)
270,640 $ 11,053
Entertainment - 0 .56%
Marriott Vacations Worldwide Corp 94,875 12,192
Healthcare - Services - 0 .52%
Chartwell Retirement Residences 1,482,640 11,255
Private Equity - 1 .25%
CapitaLand Investment Ltd/Singapore 10,685,100 27,348
Real Estate - 8 .70%
Castellum AB
(e)
907,856 10,339
CK Asset Holdings Ltd 3,950,000 22,875
Mitsui Fudosan Co Ltd 2,123,693 43,631
Sumitomo Realty & Development Co Ltd 1,601,000 42,906
Sun Hung Kai Properties Ltd 2,344,500 29,439
Vonovia SE 492,343 11,472
Wharf Real Estate Investment Co Ltd 2,075,000 11,135
Wihlborgs Fastigheter AB 2,250,309 17,597
$ 189,394
REITs - 85 .79%
Aedifica SA 168,282 11,558
Agree Realty Corp 305,513 19,791
Alexandria Real Estate Equities Inc 424,064 53,296
Allied Properties Real Estate Investment Trust 1,135,104 18,886
American Homes 4 Rent 1,468,638 55,045
American Tower Corp 281,465 53,566
Apartment Income REIT Corp 703,704 24,306
AvalonBay Communities Inc 393,478 74,230
Big Yellow Group PLC 642,769 8,846
Boston Properties Inc 159,720 10,642
Broadstone Net Lease Inc 1,253,983 20,440
Canadian Apartment Properties REIT 603,976 23,547
CapitaLand Integrated Commercial Trust 12,377,018 19,002
Cousins Properties Inc 663,276 16,204
CubeSmart 792,450 34,361
Daiwa House REIT Investment Corp 8,175 16,095
Digital Realty Trust Inc 453,042 56,458
Equinix Inc 67,347 54,546
Equity LifeStyle Properties Inc 504,355 35,900
Equity Residential 200,531 13,223
Essex Property Trust Inc 243,355 59,269
Extra Space Storage Inc 459,973 64,198
First Industrial Realty Trust Inc 796,121 41,159
Gaming and Leisure Properties Inc 602,756 28,607
Gecina SA 159,033 17,194
GLP J-Reit 15,775 15,541
Goodman Group 2,071,125 28,638
Great Portland Estates PLC 507,715 2,786
Healthcare Realty Trust Inc 1,075,317 21,001
Industrial & Infrastructure Fund Investment Corp 14,733 15,420
Inmobiliaria Colonial Socimi SA 2,324,529 15,006
InterRent Real Estate Investment Trust 936,120 9,094
Invincible Investment Corp 30,593 12,674
Invitation Homes Inc 1,866,610 66,265
Japan Hotel REIT Investment Corp 25,691 12,757
Kilroy Realty Corp 418,447 14,939
Klepierre SA 1,222,663 32,454
Link REIT 6,732,160 37,843
Mapletree Industrial Trust 12,652,300 21,320
Mapletree Logistics Trust 10,716,200 13,623
Merlin Properties Socimi SA 2,024,150 18,863
National Storage REIT 6,393,961 9,987
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Nippon Accommodations Fund Inc 1,226 $ 5,811
Nippon Building Fund Inc 5,413 22,690
Prologis Inc 827,113 103,182
Prologis Property Mexico SA de CV 1,556,402 5,780
Regency Centers Corp 521,201 34,154
Rexford Industrial Realty Inc 1,057,165 58,239
Sabra Health Care REIT Inc 1,638,416 21,283
Safestore Holdings PLC 1,683,428 19,137
Saul Centers Inc 189,503 7,305
Scentre Group 4,327,705 8,189
Segro PLC 4,244,467 41,594
Sekisui House Reit Inc 27,341 16,229
Simon Property Group Inc 103,408 12,885
Stockland 11,161,339 31,721
Sun Communities Inc 367,979 47,948
Sunstone Hotel Investors Inc 1,776,442 18,102
Terreno Realty Corp 194,900 11,565
UNITE Group PLC/The 1,174,627 14,666
Ventas Inc 1,590,423 77,167
VICI Properties Inc 2,108,330 66,370
Welltower Inc 799,295 65,662
$ 1,868,259
Telecommunications - 0 .68%
NEXTDC Ltd
(f)
1,726,994 14,822
TOTAL COMMON STOCKS $ 2,134,323
Total Investments $ 2,177,909
Other Assets and Liabilities -  (0.01)% (220)
TOTAL NET ASSETS - 100.00% $ 2,177,689
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $200 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,053 or 0.51% of net assets.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $188 or 0.01% of net assets.
(f) Non-income producing security
Portfolio Summary
Location Percent
United States 64 .14%
Japan 9 .35%
Hong Kong 4 .65%
Australia 4 .29%
United Kingdom 4 .00%
Singapore 3 .73%
Canada 2 .89%
France 2 .28%
Spain 2 .07%
Sweden 1 .29%
Belgium 0 .53%
Germany 0 .53%
Mexico 0 .26%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 354,918 $ 311,532 $ 43,386
Principal Government Money Market Fund - Institutional Class 5.14% 24,613 48,967 73,580 —
$ 24,613 $ 403,885 $ 385,112 $ 43,386
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 1,054 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 16 — — —
$ 1,070 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .68 % Shares Held Value (000's)
Money Market Funds - 2 .68%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
72 $ —
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(c)
16,423,902 16,424
$ 16,424
TOTAL INVESTMENT COMPANIES $ 16,424
BONDS - 10 .55%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 1 .85%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 $ 1,200 $ 1,199
CarMax Auto Owner Trust 2022-1
0.91%, 02/18/2025 871 869
Carvana Auto Receivables Trust 2021-P4
0.82%, 04/10/2025 79 79
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 3,181 3,179
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
6,195 6,037
$ 11,363
Commercial Mortgage Backed Securities - 0 .28%
Ginnie Mae
0.26%, 10/16/2054
(e),(f)
21,189 244
0.42%, 04/16/2047
(e),(f)
33,110 272
0.43%, 10/16/2053
(e),(f)
4,007 61
0.44%, 06/16/2057
(e),(f)
3,687 75
0.56%, 08/16/2051
(e),(f)
23,697 448
0.58%, 03/16/2060
(e),(f)
8,995 353
0.62%, 07/16/2060
(e),(f)
6,698 275
$ 1,728
Mortgage Backed Securities - 7 .78%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(f)
3,905 3,798
CSMC Trust 2015-1
3.91%, 01/25/2045
(d),(f)
2,922 2,716
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
1,588 222
7.00%, 04/25/2024
(e)
1 —
Fannie Mae REMICS
0.00%, 06/25/2045
(e),(g)
4,910 182
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
0.82%, 09/25/2046
(e)
12,463 1,226
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.87%, 09/25/2049
(e)
5,452 584
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.50%, 02/25/2028
(e)
3,021 114
3.00%, 07/25/2032
(e)
3,950 298
3.00%, 10/25/2040
(e)
1,481 50
3.00%, 04/25/2042 798 763
3.00%, 05/25/2048 834 727
3.00%, 01/25/2051
(e)
12,622 2,070
3.50%, 02/25/2036
(e)
2,662 253
3.50%, 02/25/2043 185 178
3.50%, 02/25/2043
(e)
1,696 50
3.50%, 07/25/2043
(e)
4,296 332
3.50%, 08/25/2045 1,265 1,229
4.50%, 04/25/2045
(e)
7,478 1,580
5.78%, 04/25/2027 2 2
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.71%
7.00%, 04/25/2032 340 351
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS
0.87%, 11/25/2049
(e)
$ 6,432 $ 707
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.92%, 08/25/2050
(e)
8,749 996
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
3.00%, 04/15/2046 898 812
4.00%, 11/15/2042
(e)
1,665 241
4.00%, 11/15/2045 553 528
6.50%, 08/15/2027 14 14
Ginnie Mae
0.73%, 06/20/2046
(e)
2,158 227
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.83%, 10/20/2045
(e)
4,897 555
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.83%, 11/20/2047
(e)
3,465 367
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.93%, 08/20/2050
(e)
12,542 1,525
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.93%, 07/20/2051
(e)
9,089 1,077
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.93%, 08/20/2051
(e)
10,233 1,184
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
3.00%, 07/20/2050
(e)
7,574 1,064
3.00%, 09/20/2050
(e)
14,398 2,103
3.00%, 10/20/2050
(e)
10,520 1,570
3.00%, 11/20/2050
(e)
12,577 1,826
3.00%, 11/20/2050
(e)
20,446 2,957
3.00%, 12/20/2050
(e)
8,010 1,212
3.50%, 01/20/2043
(e)
7,069 1,111
3.50%, 10/20/2049
(e)
12,087 1,935
4.00%, 04/20/2044
(e)
1,628 121
4.00%, 01/20/2046
(e)
1,699 101
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
688 616
New Residential Mortgage Loan Trust 2015-2
5.37%, 08/25/2055
(d),(f)
3,693 3,477
NRP Mortgage Trust 2013-1
3.28%, 07/25/2043
(d),(f)
2,114 1,588
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(f)
1,176 1,101
Sequoia Mortgage Trust 2017-3
3.75%, 04/25/2047
(d),(f)
1,970 1,744
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(f)
206 181
$ 47,665
Other Asset Backed Securities - 0 .64%
HPEFS Equipment Trust 2022-2
3.15%, 09/20/2029
(d)
3,971 3,937
TOTAL BONDS $ 64,693
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 95 .16%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 7 .47%
2.50%, 08/01/2027 $ 297 $ 284
3.00%, 02/01/2027 706 682
3.00%, 01/01/2033 1,846 1,735
3.00%, 04/01/2035 843 784
3.00%, 03/01/2037 1,760 1,619
3.00%, 10/01/2042 3,107 2,792
3.00%, 05/01/2043 1,173 1,054

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 07/01/2045 $ 2,876 $ 2,584
3.00%, 10/01/2046 4,124 3,700
3.50%, 11/01/2026 434 423
3.50%, 02/01/2032 1,262 1,207
3.50%, 04/01/2032 1,186 1,135
3.50%, 12/01/2041 1,125 1,048
3.50%, 04/01/2042 2,587 2,412
3.50%, 07/01/2042 3,440 3,206
3.50%, 08/01/2043 2,301 2,138
3.50%, 02/01/2044 2,282 2,115
3.50%, 11/01/2046 1,954 1,806
4.00%, 12/01/2041 1,969 1,903
4.00%, 07/01/2042 1,584 1,531
4.00%, 09/15/2042 575 552
4.00%, 10/01/2045 3,428 3,300
4.22%, 10/01/2032 1 1
1.00 x 12 Month USD LIBOR + 1.98%
4.50%, 04/01/2041 2,063 2,026
5.00%, 10/01/2025 8 8
5.00%, 12/01/2032 9 9
5.00%, 02/01/2033 132 133
5.00%, 01/01/2034 1,392 1,399
5.00%, 05/01/2034 23 22
5.00%, 07/01/2035 13 13
5.00%, 07/01/2035 1 1
5.00%, 10/01/2035 3 3
5.00%, 11/01/2035 127 128
5.00%, 07/01/2044 1,072 1,077
5.00%, 03/01/2048 2,015 2,019
5.50%, 05/01/2033 2 2
5.50%, 10/01/2033 5 5
5.50%, 12/01/2033 114 117
5.50%, 07/01/2037 6 6
5.50%, 04/01/2038 3 2
5.50%, 05/01/2038 10 10
6.00%, 06/01/2028 2 2
6.00%, 05/01/2031 30 30
6.00%, 10/01/2031 1 1
6.00%, 02/01/2032 8 8
6.00%, 11/01/2033 130 131
6.00%, 09/01/2034 24 25
6.00%, 02/01/2035 13 13
6.00%, 10/01/2036 15 16
6.00%, 03/01/2037 38 38
6.00%, 05/01/2037 59 61
6.00%, 03/01/2038 20 20
6.00%, 04/01/2038 30 30
6.00%, 07/01/2038 54 55
6.00%, 10/01/2038 37 38
6.50%, 03/01/2029 10 11
6.50%, 04/01/2031 26 27
6.50%, 10/01/2031 20 20
6.50%, 02/01/2032 3 3
6.50%, 04/01/2032 3 3
6.50%, 04/01/2035 2 2
7.00%, 01/01/2028 67 67
7.00%, 06/01/2029 24 25
7.00%, 04/01/2031 18 18
7.00%, 10/01/2031 39 39
7.00%, 04/01/2032 53 55
7.50%, 12/01/2030 2 2
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 4 4
8.50%, 07/01/2029 48 49
$ 45,785
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) - 0 .55%
3.00%, 04/01/2043 $ 2,965 $ 2,655
3.93%, 12/01/2033 15 15
1.00 x 12 Month USD LIBOR + 1.68%
5.50%, 05/01/2033 49 49
6.00%, 01/01/2032 60 59
6.00%, 04/01/2033 87 87
6.00%, 09/01/2034 150 149
6.50%, 06/01/2031 26 26
6.50%, 11/01/2032 163 162
6.50%, 11/01/2032 63 63
7.00%, 08/01/2028 16 16
7.00%, 12/01/2028 22 22
7.00%, 07/01/2029 15 16
7.00%, 07/01/2032 16 16
7.50%, 12/01/2024 10 10
7.50%, 02/01/2030 19 19
$ 3,364
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 59 .92%
2.00%, 08/01/2028 654 613
2.00%, 11/01/2035 7,811 6,946
2.00%, 03/01/2051 12,976 10,674
2.00%, 05/01/2051 16,435 13,473
2.00%, 11/01/2051 10,730 8,771
2.00%, 11/01/2051 9,782 7,964
2.00%, 12/01/2051 17,815 14,562
2.00%, 12/01/2051 18,253 14,940
2.00%, 01/01/2052 15,210 12,373
2.00%, 02/01/2052 11,809 9,729
2.00%, 02/01/2052 14,340 11,699
2.50%, 06/01/2027 1,032 986
2.50%, 05/01/2028 553 524
2.50%, 08/01/2028 722 685
2.50%, 03/01/2030 2,146 1,988
2.50%, 12/01/2031 3,101 2,864
2.50%, 08/01/2035 6,739 6,165
2.50%, 08/01/2050 8,567 7,315
2.50%, 07/01/2051 12,349 10,517
2.50%, 12/01/2051 6,483 5,536
2.50%, 12/01/2051 13,590 11,722
2.50%, 12/01/2051 15,152 13,018
2.50%, 01/01/2052 13,058 11,219
2.50%, 02/01/2052 12,722 10,811
2.50%, 04/01/2052 8,009 6,836
3.00%, 05/01/2029 1,518 1,443
3.00%, 01/01/2030 138 131
3.00%, 08/01/2031 2,948 2,768
3.00%, 10/01/2036 2,827 2,604
3.00%, 12/01/2042 2,950 2,647
3.00%, 01/01/2043 2,565 2,302
3.00%, 07/01/2045 1,187 1,065
3.00%, 01/01/2046 2,661 2,388
3.00%, 07/01/2046 3,049 2,717
3.00%, 10/01/2046 3,471 3,096
3.00%, 12/01/2046 3,617 3,218
3.00%, 08/01/2049 1,550 1,368
3.00%, 10/01/2049 3,932 3,473
3.00%, 12/01/2049 3,746 3,306
3.00%, 07/01/2050 5,838 5,137
3.00%, 08/01/2050 4,531 3,987
3.00%, 09/01/2050 7,532 6,638
3.50%, 08/01/2031 1,593 1,527
3.50%, 06/01/2039 1,391 1,303
3.50%, 06/01/2042 1,094 1,019
3.50%, 11/01/2042 2,107 1,962
3.50%, 02/01/2043 1,003 936
3.50%, 05/01/2043 1,454 1,357
3.50%, 03/01/2045 2,166 2,006

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 03/01/2045 $ 1,080 $ 1,000
3.50%, 09/01/2045 2,081 1,925
3.50%, 11/01/2048 6,945 6,482
3.50%, 03/01/2050 8,512 7,935
4.00%, 01/01/2034 434 422
4.00%, 10/01/2037 1,826 1,750
4.00%, 09/01/2040 889 851
4.00%, 02/01/2042 878 846
4.00%, 03/01/2043 1,379 1,319
4.00%, 08/01/2044 1,708 1,648
4.00%, 11/01/2044 1,352 1,304
4.00%, 07/01/2045 2,237 2,156
4.00%, 08/01/2045 2,545 2,455
4.00%, 08/01/2046 3,848 3,669
4.00%, 07/01/2047 3,596 3,464
4.00%, 10/01/2047 2,756 2,648
4.00%, 02/01/2048 3,096 2,978
4.50%, 09/01/2025 169 167
4.50%, 08/01/2039 1,154 1,135
4.50%, 09/01/2043 1,888 1,846
4.50%, 09/01/2043 2,557 2,511
4.50%, 11/01/2043 2,256 2,197
4.50%, 10/01/2044 1,643 1,613
4.50%, 12/01/2044 3,334 3,269
4.50%, 05/01/2045 1,556 1,528
4.50%, 09/01/2045 2,003 1,961
4.50%, 10/01/2045 2,922 2,861
4.50%, 11/01/2045 3,869 3,791
5.00%, 01/01/2026 9 9
5.00%, 04/01/2035 62 61
5.00%, 05/01/2035 25 25
5.00%, 07/01/2035 9 9
5.00%, 02/01/2038 924 929
5.00%, 03/01/2038 501 503
5.00%, 02/01/2040 2,634 2,668
5.00%, 05/01/2040 1,062 1,066
5.00%, 07/01/2040 572 571
5.00%, 07/01/2041 2,889 2,900
5.00%, 02/01/2044 1,295 1,297
5.00%, 06/01/2044 1,262 1,267
5.00%, 05/01/2048 2,245 2,246
5.50%, 06/01/2026 10 10
5.50%, 07/01/2033 238 243
5.50%, 02/01/2037 1 1
5.50%, 12/01/2037 367 370
5.50%, 03/01/2038 77 79
5.50%, 09/01/2053
(h)
15,000 14,898
6.00%, 03/01/2029 12 13
6.00%, 12/01/2031 1 1
6.00%, 11/01/2032 5 5
6.00%, 11/01/2037 10 10
6.00%, 02/01/2038 30 31
6.00%, 03/01/2038 26 27
6.00%, 04/01/2039 219 221
6.00%, 08/01/2053
(h)
11,300 11,367
6.50%, 08/01/2028 8 8
6.50%, 03/01/2029 13 14
6.50%, 06/01/2031 46 47
6.50%, 12/01/2031 1 1
6.50%, 01/01/2032 23 23
6.50%, 04/01/2032 4 4
6.50%, 04/01/2032 1 1
6.50%, 08/01/2032 33 33
6.50%, 02/01/2033 41 41
6.50%, 04/01/2036 2 2
6.50%, 08/01/2036 15 15
6.50%, 08/01/2036 17 18
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 10/01/2036 $ 13 $ 13
6.50%, 11/01/2036 10 11
6.50%, 07/01/2037 10 10
6.50%, 07/01/2037 3 3
6.50%, 08/01/2037 13 14
6.50%, 08/01/2037 143 148
6.50%, 02/01/2038 13 13
6.50%, 05/01/2038 1 1
7.00%, 11/01/2031 53 53
7.50%, 08/01/2032 4 4
$ 367,363
Government National Mortgage Association (GNMA) - 22 .10%
2.00%, 08/20/2050 9,513 8,005
2.00%, 02/20/2051 16,215 13,593
2.50%, 06/20/2050 16,637 14,430
3.00%, 11/15/2042 1,389 1,257
3.00%, 12/15/2042 1,712 1,547
3.00%, 02/15/2043 2,501 2,260
3.00%, 07/20/2045 4,898 4,460
3.00%, 07/20/2046 1,624 1,472
3.00%, 08/20/2046 3,548 3,209
3.00%, 09/20/2046 4,299 3,891
3.00%, 09/20/2046 3,495 3,133
3.00%, 11/20/2046 2,040 1,826
3.00%, 12/20/2046 2,243 2,028
3.00%, 02/20/2047 2,852 2,576
3.00%, 08/20/2047 1,688 1,522
3.00%, 11/15/2047 4,003 3,659
3.50%, 08/20/2042 1,731 1,601
3.50%, 05/15/2043 3,093 2,897
3.50%, 06/20/2043 2,339 2,164
3.50%, 08/15/2043 2,820 2,640
3.50%, 04/20/2045 1,488 1,388
3.50%, 02/20/2047 1,171 1,092
3.50%, 05/20/2047 6,420 6,131
3.50%, 10/20/2047 2,053 1,912
3.50%, 11/20/2047 1,977 1,891
4.00%, 08/15/2041 1,328 1,271
4.00%, 09/15/2041 2,617 2,505
4.00%, 03/15/2044 1,643 1,581
4.00%, 10/20/2044 1,571 1,495
4.00%, 01/20/2048 7,231 6,900
4.50%, 08/20/2048 1,554 1,514
4.50%, 08/20/2053
(h)
6,500 6,252
5.00%, 02/15/2034 45 45
5.00%, 10/15/2039 1,077 1,076
5.50%, 07/20/2033 381 386
5.50%, 03/20/2034 407 416
5.50%, 05/20/2035 39 40
5.50%, 08/20/2053
(h)
3,500 3,478
6.00%, 11/15/2023 1 1
6.00%, 04/20/2026 9 9
6.00%, 10/20/2028 2 2
6.00%, 02/20/2029 17 17
6.00%, 02/15/2033 9 9
6.00%, 07/20/2033 316 330
6.00%, 08/15/2038 26 26
6.00%, 08/20/2053
(h)
17,000 17,084
6.50%, 04/15/2024 1 1
6.50%, 07/15/2024 1 1
6.50%, 03/15/2026 1 1
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 2 2
6.50%, 03/20/2031 18 18
6.50%, 04/20/2031 15 16
6.50%, 10/15/2031 6 6
6.50%, 07/15/2032 1 1

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.50%, 05/20/2034 $ 235 $ 241
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 4 4
7.00%, 04/15/2028 1 1
7.00%, 06/15/2028 42 42
7.00%, 12/15/2028 21 21
7.00%, 01/15/2029 21 21
7.00%, 03/15/2029 13 13
7.00%, 04/15/2029 68 68
7.00%, 05/15/2031 2 2
7.50%, 03/15/2024 1 1
7.50%, 05/15/2027 1 1
7.50%, 06/15/2027 3 3
7.50%, 08/15/2029 7 7
7.50%, 10/15/2029 10 10
8.00%, 12/15/2030 2 2
$ 135,506
U.S. Treasury Bill - 5 .12%
4.35%, 11/30/2023
(i)
6,575 6,459
5.08%, 12/28/2023
(i)
25,500 24,944
$ 31,403
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 583,421
Total Investments $ 664,538
Other Assets and Liabilities -  (8.39)% (51,423)
TOTAL NET ASSETS - 100.00% $ 613,115
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $24,094 or 3.93% of net assets.
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Non-income producing security
(h) Security was purchased in a "to-be-announced" ("TBA") transaction.
(i) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Mortgage Securities 98 .10%
Government 5 .12%
Money Market Funds 2 .68%
Asset Backed Securities 2 .49%
Other Assets and Liabilities
( 8 .39 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 237,787 $ 221,363 $ 16,424
Principal Government Money Market Fund - Institutional Class 5.14% 9,538 23,266 32,804 —
$ 9,538 $ 261,053 $ 254,167 $ 16,424
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 291 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 25 — — —
$ 316 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2023 Long 145 $ 16,154 $ (307)
US 5 Year Note; September 2023 Short 231 24,676 532
US Long Bond; September 2023 Long 374 46,540 (941)
Total $ (716)
Amounts in thousands except contracts.

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5.65% Shares Held Value (000's)
Money Market Funds - 5.65%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
40,165,084 $ 40,165
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(b),(c)
142,448,260 142,448
$ 182,613
TOTAL INVESTMENT COMPANIES $ 182,613
COMMON STOCKS - 0.50% Shares Held Value (000's)
Distribution & Wholesale - 0.12%
ATD New Holdings Inc
(d)
101,514 $ 4,060
Electric - 0.00%
Vistra Energy Corp - Rights
(e)
164,087 —
Leisure Products & Services - 0.03%
CWT Travel Group
(d)
209,235 872
CWT Travel Holdings Inc - Class A Warrants
(d)
28,222 —
CWT Travel Holdings Inc - Class B Warrants
(d)
29,708 —
$ 872
Mining - 0.12%
Arctic Canadian Diamond Co Ltd
(d),(e)
5,247 2,475
Burgundy Diamond Mines Ltd
(d)
9,531,558 1,533
$ 4,008
Miscellaneous Manufacturers - 0.22%
Utex Industries
(d)
111,195 7,191
Utex Industries - Warrants
(d),(e)
51,625 5
$ 7,196
Oil & Gas - 0.00%
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
Software - 0.01%
Skillsoft Corp
(d)
189,362 250
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 16,386
CONVERTIBLE PREFERRED STOCKS
- 0.02% Shares Held Value (000's)
Leisure Products & Services - 0.02%
Carlson Travel Inc 0.00%
(d),(e)
10,466 $ 628
TOTAL CONVERTIBLE PREFERRED STOCKS $ 628
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 86.97%
Principal
Amount (000's) Value (000's)
Advertising - 0.96%
Advantage Sales & Marketing Inc
6.50%, 11/15/2028
(f),(g)
$ 1,555 $ 1,353
Clear Channel International BV
6.63%, 08/01/2025
(f),(g)
250 249
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027
(g)
1,198 1,100
7.50%, 06/01/2029
(g)
1,245 991
7.75%, 04/15/2028
(g)
1,000 836
CMG Media Corp
8.88%, 12/15/2027
(g)
1,333 1,041
Lamar Media Corp
3.63%, 01/15/2031 645 540
3.75%, 02/15/2028 671 612
4.00%, 02/15/2030 750 660
4.88%, 01/15/2029 500 466
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(g)
9,670 8,208
4.63%, 03/15/2030
(g)
5,299 4,434
5.00%, 08/15/2027
(f),(g)
10,391 9,605
Stagwell Global LLC
5.63%, 08/15/2029
(g)
1,060 902
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Summer BC Bidco B LLC
5.50%, 10/31/2026
(g)
$ 200 $ 170
$ 31,167
Aerospace & Defense - 2.47%
Bombardier Inc
6.00%, 02/15/2028
(f),(g)
500 470
7.13%, 06/15/2026
(g)
1,100 1,091
7.50%, 02/01/2029
(g)
476 472
7.88%, 04/15/2027
(g)
1,360 1,356
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(g)
650 598
Howmet Aerospace Inc
3.00%, 01/15/2029 714 623
5.13%, 10/01/2024 978 968
5.90%, 02/01/2027 840 848
5.95%, 02/01/2037 710 722
6.75%, 01/15/2028 420 436
6.88%, 05/01/2025 790 802
Moog Inc
4.25%, 12/15/2027
(g)
500 463
Rolls-Royce PLC
3.63%, 10/14/2025
(g)
2,035 1,916
5.75%, 10/15/2027
(g)
1,107 1,091
Spirit AeroSystems Inc
4.60%, 06/15/2028 1,138 968
7.50%, 04/15/2025
(g)
1,600 1,599
9.38%, 11/30/2029
(g)
795 851
TransDigm Inc
4.63%, 01/15/2029 5,064 4,520
4.88%, 05/01/2029 16,234 14,607
5.50%, 11/15/2027 10,938 10,367
6.25%, 03/15/2026
(g)
15,933 15,848
6.38%, 06/15/2026 2,548 2,522
6.75%, 08/15/2028
(g)
6,022 6,040
7.50%, 03/15/2027 5,450 5,448
TransDigm UK Holdings PLC
6.88%, 05/15/2026 880 876
Triumph Group Inc
7.75%, 08/15/2025 546 527
9.00%, 03/15/2028
(g)
3,624 3,722
$ 79,751
Agriculture - 0.12%
Darling Ingredients Inc
6.00%, 06/15/2030
(g)
1,600 1,576
Turning Point Brands Inc
5.63%, 02/15/2026
(g)
400 372
Vector Group Ltd
5.75%, 02/01/2029
(g)
1,426 1,239
10.50%, 11/01/2026
(g)
790 790
$ 3,977
Airlines - 1.61%
Air Canada
3.88%, 08/15/2026
(g)
7,444 6,908
Air Canada 2020-1 Class C Pass Through Trust
10.50%, 07/15/2026
(g)
290 314
Allegiant Travel Co
7.25%, 08/15/2027
(g)
598 590
American Airlines 2013-1 Class A Pass Through
Trust
4.00%, 01/15/2027 791 742
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 637 583
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 790 710

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines 2016-1 Class A Pass Through
Trust
4.10%, 07/15/2029 $ 370 $ 336
American Airlines 2016-2 Class A Pass Through
Trust
3.65%, 12/15/2029 544 473
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 1,602 1,386
American Airlines Inc
7.25%, 02/15/2028
(g)
756 751
11.75%, 07/15/2025
(g)
1,465 1,615
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.50%, 04/20/2026
(g)
4,221 4,158
5.75%, 04/20/2029
(g)
8,255 7,992
Delta Air Lines Inc
2.90%, 10/28/2024 855 821
3.75%, 10/28/2029
(f)
510 461
4.38%, 04/19/2028 770 731
7.38%, 01/15/2026 840 872
Hawaiian Airlines 2013-1 Class A Pass Through
Certificates
3.90%, 07/15/2027 127 114
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
5,385 5,083
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd
8.00%, 09/20/2025
(g)
588 594
8.00%, 09/20/2025
(g)
1,377 1,389
United Airlines 2019-2 Class B Pass Through Trust
3.50%, 11/01/2029 188 170
United Airlines Holdings Inc
4.88%, 01/15/2025
(f)
363 353
United Airlines Inc
4.38%, 04/15/2026
(g)
2,491 2,359
4.63%, 04/15/2029
(g)
2,220 2,008
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/2026 214 202
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027 217 204
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(g)
3,605 3,052
7.88%, 05/01/2027
(g)
700 649
9.50%, 06/01/2028
(g)
6,688 6,387
$ 52,007
Apparel - 0.49%
Crocs Inc
4.13%, 08/15/2031
(g)
270 217
4.25%, 03/15/2029
(g)
200 170
Hanesbrands Inc
4.88%, 05/15/2026
(f),(g)
1,775 1,665
9.00%, 02/15/2031
(f),(g)
10,375 10,608
Kontoor Brands Inc
4.13%, 11/15/2029
(g)
1,004 858
Levi Strauss & Co
3.50%, 03/01/2031
(f),(g)
538 441
Under Armour Inc
3.25%, 06/15/2026 800 733
William Carter Co/The
5.63%, 03/15/2027
(g)
846 825
Wolverine World Wide Inc
4.00%, 08/15/2029
(g)
500 393
$ 15,910
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers - 2.91%
Allison Transmission Inc
3.75%, 01/30/2031
(g)
$ 1,440 $ 1,217
4.75%, 10/01/2027
(g)
570 539
5.88%, 06/01/2029
(g)
726 702
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(g)
1,514 1,531
Ford Holdings LLC
9.30%, 03/01/2030 349 388
Ford Motor Co
3.25%, 02/12/2032 2,475 1,957
4.35%, 12/08/2026 1,205 1,174
4.75%, 01/15/2043 2,133 1,669
5.29%, 12/08/2046 1,360 1,124
6.10%, 08/19/2032
(f)
1,734 1,678
6.38%, 02/01/2029 214 212
6.63%, 10/01/2028 320 330
7.40%, 11/01/2046 430 448
7.45%, 07/16/2031
(f)
10,238 10,986
7.50%, 08/01/2026 50 51
9.63%, 04/22/2030 6,380 7,447
Ford Motor Credit Co LLC
2.30%, 02/10/2025 1,050 985
2.70%, 08/10/2026 924 828
2.90%, 02/16/2028 2,175 1,871
2.90%, 02/10/2029 690 576
3.38%, 11/13/2025 2,457 2,297
3.63%, 06/17/2031 455 376
3.66%, 09/08/2024 875 848
3.82%, 11/02/2027 5,775 5,184
4.00%, 11/13/2030 18,745 16,103
4.06%, 11/01/2024 1,444 1,401
4.13%, 08/04/2025 1,640 1,564
4.13%, 08/17/2027 5,630 5,152
4.27%, 01/09/2027 1,020 952
4.39%, 01/08/2026 1,465 1,392
4.54%, 08/01/2026 855 808
4.69%, 06/09/2025 622 603
4.95%, 05/28/2027 1,460 1,385
5.11%, 05/03/2029 2,742 2,560
5.13%, 06/16/2025 1,865 1,816
6.95%, 03/06/2026 1,447 1,461
6.95%, 06/10/2026 1,812 1,827
7.20%, 06/10/2030 4,788 4,909
7.35%, 11/04/2027 1,702 1,744
7.35%, 03/06/2030 1,325 1,372
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(f),(g)
525 470
5.50%, 07/15/2029
(g)
534 473
5.88%, 01/15/2028
(g)
1,122 1,049
7.75%, 10/15/2025
(g)
1,070 1,083
JB Poindexter & Co Inc
7.13%, 04/15/2026
(g)
625 617
PM General Purchaser LLC
9.50%, 10/01/2028
(g)
675 662
Wabash National Corp
4.50%, 10/15/2028
(g)
413 348
$ 94,169
Automobile Parts & Equipment - 1.24%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(g)
570 547
8.25%, 04/15/2031
(g)
585 601
American Axle & Manufacturing Inc
5.00%, 10/01/2029 360 307
6.50%, 04/01/2027
(f)
295 287
Clarios Global LP
6.75%, 05/15/2025
(g)
510 511

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(g)
$ 9,209 $ 9,202
6.75%, 05/15/2028
(g)
975 979
8.50%, 05/15/2027
(g)
2,145 2,172
Cooper-Standard Automotive Inc
0.00%, PIK 10.63%; 05/15/2027
(d),(g),(h),(i)
213 128
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(g)
151 149
Dana Inc
4.25%, 09/01/2030 372 318
4.50%, 02/15/2032 530 442
5.38%, 11/15/2027 428 410
5.63%, 06/15/2028 325 309
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(g)
794 730
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(g)
8,725 7,480
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027
(f)
367 352
5.00%, 05/31/2026 295 287
5.00%, 07/15/2029
(f)
610 563
5.25%, 04/30/2031
(f)
577 523
5.25%, 07/15/2031 699 622
5.63%, 04/30/2033 500 448
7.00%, 03/15/2028 117 118
9.50%, 05/31/2025 623 639
IHO Verwaltungs GmbH
4.75%, PIK 5.50%; 09/15/2026
(g),(h),(i)
925 852
6.00%, PIK 6.75%; 05/15/2027
(g),(h),(i)
605 573
6.38%, PIK 7.13%; 05/15/2029
(g),(h),(i)
825 767
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(g)
8,157 6,580
Titan International Inc
7.00%, 04/30/2028 243 234
Wheel Pros Inc
6.50%, 05/15/2029
(g)
400 134
ZF North America Capital Inc
4.75%, 04/29/2025
(g)
1,680 1,634
7.13%, 04/14/2030
(g)
1,100 1,133
$ 40,031
Banks - 0.35%
Dresdner Funding Trust I
8.15%, 06/30/2031
(g)
1,344 1,431
Freedom Mortgage Corp
8.13%, 11/15/2024
(g)
280 278
8.25%, 04/15/2025
(g)
600 593
Intesa Sanpaolo SpA
4.20%, 06/01/2032
(g),(j)
1,020 785
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%
4.95%, 06/01/2042
(g),(j)
1,050 702
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%
5.71%, 01/15/2026
(g)
1,560 1,506
Pacific Western Bank
3.25%, 05/01/2031
(j)
1,295 1,088
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(j)
321 257
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UniCredit SpA
5.46%, 06/30/2035
(g),(j)
$ 1,645 $ 1,436
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(g),(j)
1,000 919
USD Swap Rate NY 5 Year + 3.70%
7.30%, 04/02/2034
(g),(j)
1,725 1,674
USD Swap Rate NY 5 Year + 4.91%
Western Alliance Bancorp
3.00%, 06/15/2031
(f),(j)
648 533
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Western Alliance Bank
5.25%, 06/01/2030
(j)
255 229
CME Term Secured Overnight Financing
Rate 3 Month + 5.12%
$ 11,431
Beverages - 0.04%
Primo Water Holdings Inc
4.38%, 04/30/2029
(g)
769 675
Triton Water Holdings Inc
6.25%, 04/01/2029
(g)
905 765
$ 1,440
Biotechnology - 0.02%
Emergent BioSolutions Inc
3.88%, 08/15/2028
(g)
900 499
Building Materials - 1.41%
Boise Cascade Co
4.88%, 07/01/2030
(g)
325 297
Builders FirstSource Inc
4.25%, 02/01/2032
(g)
1,084 941
5.00%, 03/01/2030
(g)
454 424
6.38%, 06/15/2032
(g)
1,000 995
Camelot Return Merger Sub Inc
8.75%, 08/01/2028
(g)
1,015 990
Cornerstone Building Brands Inc
6.13%, 01/15/2029
(g)
422 349
CP Atlas Buyer Inc
7.00%, 12/01/2028
(g)
770 635
Eco Material Technologies Inc
7.88%, 01/31/2027
(g)
11,495 10,978
Emerald Debt Merger Sub LLC
6.63%, 12/15/2030
(g)
2,400 2,385
Griffon Corp
5.75%, 03/01/2028 670 631
James Hardie International Finance DAC
5.00%, 01/15/2028
(g)
555 527
JELD-WEN Inc
4.63%, 12/15/2025
(f),(g)
273 267
4.88%, 12/15/2027
(g)
569 511
Knife River Corp
7.75%, 05/01/2031
(g)
661 674
Louisiana-Pacific Corp
3.63%, 03/15/2029
(g)
730 639
Masonite International Corp
3.50%, 02/15/2030
(g)
575 484
5.38%, 02/01/2028
(g)
932 888
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(g)
600 507
New Enterprise Stone & Lime Co Inc
5.25%, 07/15/2028
(g)
869 808
9.75%, 07/15/2028
(g)
331 326
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(g)
8,853 8,432
PGT Innovations Inc
4.38%, 10/01/2029
(g)
615 570

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
$ 5,673 $ 5,407
Standard Industries Inc/NJ
3.38%, 01/15/2031
(g)
1,315 1,062
4.38%, 07/15/2030
(g)
2,358 2,047
4.75%, 01/15/2028
(g)
1,385 1,290
5.00%, 02/15/2027
(g)
1,090 1,044
Summit Materials LLC / Summit Materials Finance
Corp
5.25%, 01/15/2029
(g)
980 925
6.50%, 03/15/2027
(g)
135 134
Victors Merger Corp
6.38%, 05/15/2029
(g)
679 480
$ 45,647
Chemicals - 1.18%
Ashland Inc
3.38%, 09/01/2031
(g)
528 428
6.88%, 05/15/2043 393 390
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(g)
3,036 2,262
Avient Corp
5.75%, 05/15/2025
(g)
475 468
7.13%, 08/01/2030
(g)
1,521 1,533
Axalta Coating Systems LLC
3.38%, 02/15/2029
(g)
960 822
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV
4.75%, 06/15/2027
(g)
585 558
Cerdia Finanz GmbH
10.50%, 02/15/2027
(g)
815 803
Chemours Co/The
4.63%, 11/15/2029
(g)
1,028 868
5.38%, 05/15/2027 615 585
5.75%, 11/15/2028
(g)
1,283 1,177
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
595 514
Cornerstone Chemical Co
8.25%, PIK 0.00%; 09/01/2027
(f),(g),(h),(i)
1,130 989
CVR Partners LP / CVR Nitrogen Finance Corp
6.13%, 06/15/2028
(g)
795 718
Element Solutions Inc
3.88%, 09/01/2028
(g)
1,059 936
GPD Cos Inc
10.13%, 04/01/2026
(g)
845 785
HB Fuller Co
4.00%, 02/15/2027 305 287
4.25%, 10/15/2028 385 343
Herens Holdco Sarl
4.75%, 05/15/2028
(g)
373 284
Illuminate Buyer LLC / Illuminate Holdings IV Inc
9.00%, 07/01/2028
(g)
960 877
INEOS Finance PLC
6.75%, 05/15/2028
(f),(g)
495 472
INEOS Quattro Finance 2 Plc
3.38%, 01/15/2026
(g)
839 763
Ingevity Corp
3.88%, 11/01/2028
(g)
652 563
Innophos Holdings Inc
9.38%, 02/15/2028
(g)
211 210
Iris Holdings Inc
8.75%, PIK 9.50%; 02/15/2026
(g),(h),(i)
325 306
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(g),(h),(i)
215 151
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029
(g)
35 29
Mativ Holdings Inc
6.88%, 10/01/2026
(g)
565 492
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Methanex Corp
4.25%, 12/01/2024 $ 275 $ 268
5.13%, 10/15/2027 820 774
5.25%, 12/15/2029 812 743
5.65%, 12/01/2044 385 321
Minerals Technologies Inc
5.00%, 07/01/2028
(g)
497 459
Nufarm Australia Ltd / Nufarm Americas Inc
5.00%, 01/27/2030
(g)
325 289
Olin Corp
5.00%, 02/01/2030 903 829
5.13%, 09/15/2027 707 676
5.63%, 08/01/2029
(f)
905 876
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
870 697
6.25%, 10/01/2029
(g)
470 346
7.13%, 10/01/2027
(g)
285 260
9.75%, 11/15/2028
(g)
2,103 2,035
Polar US Borrower LLC / Schenectady International
Group Inc
6.75%, 05/15/2026
(g)
325 189
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04/01/2025
(g)
737 733
Rayonier AM Products Inc
5.50%, 06/01/2024
(f),(g)
605 604
7.63%, 01/15/2026
(g)
451 402
SCIH Salt Holdings Inc
4.88%, 05/01/2028
(g)
1,178 1,054
6.63%, 05/01/2029
(g)
760 660
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/2026
(g)
870 800
SPCM SA
3.13%, 03/15/2027
(g)
210 188
3.38%, 03/15/2030
(g)
500 414
TPC Group Inc
13.00%, 12/16/2027
(g)
505 505
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.13%, 04/01/2029
(g)
411 242
5.38%, 09/01/2025
(g)
743 675
Tronox Inc
4.63%, 03/15/2029
(g)
1,255 1,040
Valvoline Inc
3.63%, 06/15/2031
(g)
805 663
4.25%, 02/15/2030
(g)
520 512
Venator Finance Sarl / Venator Materials LLC
5.75%, 07/15/2025
(g)
280 14
Vibrantz Technologies Inc
9.00%, 02/15/2030
(g)
831 678
WR Grace Holdings LLC
4.88%, 06/15/2027
(g)
635 599
5.63%, 08/15/2029
(g)
1,139 961
$ 38,119
Coal - 0.29%
Alliance Resource Operating Partners LP / Alliance
Resource Finance Corp
7.50%, 05/01/2025
(g)
803 799
Conuma Resources Ltd
13.13%, 05/01/2028
(g)
80 76
Coronado Finance Pty Ltd
10.75%, 05/15/2026
(f),(g)
268 278
SunCoke Energy Inc
4.88%, 06/30/2029
(g)
9,065 7,806
Warrior Met Coal Inc
7.88%, 12/01/2028
(g)
540 545
$ 9,504

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 3.62%
ADT Security Corp/The
4.13%, 08/01/2029
(g)
$ 645 $ 560
4.88%, 07/15/2032
(g)
540 464
Adtalem Global Education Inc
5.50%, 03/01/2028
(g)
994 925
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
650 613
Albion Financing 2SARL
8.75%, 04/15/2027
(g)
465 431
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.00%, 06/01/2029
(g)
1,137 867
6.63%, 07/15/2026
(g)
1,935 1,848
9.75%, 07/15/2027
(g)
1,245 1,142
Allied Universal Holdco LLC/Allied Universal
Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028
(g)
1,265 1,075
4.63%, 06/01/2028
(g)
900 763
AMN Healthcare Inc
4.00%, 04/15/2029
(g)
410 364
4.63%, 10/01/2027
(g)
4,664 4,384
APi Group DE Inc
4.13%, 07/15/2029
(g)
430 373
Aptim Corp
7.75%, 06/15/2025
(g)
925 749
APX Group Inc
5.75%, 07/15/2029
(g)
742 644
6.75%, 02/15/2027
(g)
585 570
ASGN Inc
4.63%, 05/15/2028
(g)
7,595 6,964
Avis Budget Car Rental LLC / Avis Budget Finance
Inc
5.38%, 03/01/2029
(g)
395 368
5.75%, 07/15/2027
(g)
410 386
5.75%, 07/15/2027
(g)
6 6
Block Inc
2.75%, 06/01/2026 680 619
3.50%, 06/01/2031
(f)
770 645
Brink's Co/The
4.63%, 10/15/2027
(g)
559 525
5.50%, 07/15/2025
(g)
345 342
Carriage Services Inc
4.25%, 05/15/2029
(g)
475 411
Cimpress PLC
7.00%, 06/15/2026 666 629
CoreCivic Inc
4.75%, 10/15/2027 1,000 881
8.25%, 04/15/2026 1,142 1,151
CoreLogic Inc
4.50%, 05/01/2028
(g)
858 706
CPI CG Inc
8.63%, 03/15/2026
(g)
926 892
Deluxe Corp
8.00%, 06/01/2029
(g)
795 668
Garda World Security Corp
4.63%, 02/15/2027
(g)
640 591
6.00%, 06/01/2029
(g)
594 494
7.75%, 02/15/2028
(g)
302 300
9.50%, 11/01/2027
(g)
657 643
Gartner Inc
3.63%, 06/15/2029
(g)
835 736
3.75%, 10/01/2030
(g)
1,140 994
4.50%, 07/01/2028
(g)
1,420 1,327
GEO Group Inc/The
9.50%, 12/31/2028
(g)
300 292
10.50%, 06/30/2028 350 351
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Graham Holdings Co
5.75%, 06/01/2026
(g)
$ 890 $ 874
Grand Canyon University
4.13%, 10/01/2024 500 472
5.13%, 10/01/2028 525 484
Herc Holdings Inc
5.50%, 07/15/2027
(g)
1,253 1,204
Hertz Corp/The
4.63%, 12/01/2026
(g)
445 402
5.00%, 12/01/2029
(g)
890 735
Korn Ferry
4.63%, 12/15/2027
(g)
438 412
Legends Hospitality Holding Co LLC / Legends
Hospitality Co-Issuer Inc
5.00%, 02/01/2026
(g)
220 206
Matthews International Corp
5.25%, 12/01/2025
(g)
533 513
Metis Merger Sub LLC
6.50%, 05/15/2029
(g)
880 748
MPH Acquisition Holdings LLC
5.50%, 09/01/2028
(g)
1,250 1,090
5.75%, 11/01/2028
(g)
1,423 1,085
Neptune Bidco US Inc
9.29%, 04/15/2029
(g)
3,800 3,495
NESCO Holdings II Inc
5.50%, 04/15/2029
(g)
1,150 1,046
Paysafe Finance PLC / Paysafe Holdings US Corp
4.00%, 06/15/2029
(f),(g)
430 350
PECF USS Intermediate Holding III Corp
8.00%, 11/15/2029
(g)
635 351
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
944 833
5.25%, 04/15/2024
(g)
400 396
5.75%, 04/15/2026
(g)
1,100 1,078
6.25%, 01/15/2028
(g)
1,245 1,172
PROG Holdings Inc
6.00%, 11/15/2029
(g)
12,735 11,525
Sabre GLBL Inc
7.38%, 09/01/2025
(g)
1,215 1,097
11.25%, 12/15/2027
(f),(g)
730 646
Service Corp International/US
3.38%, 08/15/2030 1,035 863
4.00%, 05/15/2031 840 716
4.63%, 12/15/2027 500 474
5.13%, 06/01/2029 1,022 971
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
4.63%, 11/01/2026
(f),(g)
5,255 4,965
Signal Parent Inc
6.13%, 04/01/2029
(g)
455 277
Sotheby's
7.38%, 10/15/2027
(g)
17,315 15,339
Sotheby's/Bidfair Holdings Inc
5.88%, 06/01/2029
(g)
752 583
TriNet Group Inc
3.50%, 03/01/2029
(g)
926 808
United Rentals North America Inc
3.75%, 01/15/2032 676 573
3.88%, 11/15/2027 2,767 2,570
3.88%, 02/15/2031 1,505 1,297
4.00%, 07/15/2030 872 771
4.88%, 01/15/2028 2,064 1,969
5.25%, 01/15/2030 860 819
5.50%, 05/15/2027 843 829
Upbound Group Inc
6.38%, 02/15/2029
(g)
9,465 8,684

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Verscend Escrow Corp
9.75%, 08/15/2026
(g)
$ 900 $ 903
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
649 604
Williams Scotsman International Inc
4.63%, 08/15/2028
(g)
675 621
6.13%, 06/15/2025
(g)
427 424
WW International Inc
4.50%, 04/15/2029
(f),(g)
1,255 891
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
5,065 4,318
$ 117,176
Computers - 0.78%
Ahead DB Holdings LLC
6.63%, 05/01/2028
(g)
446 385
Conduent Business Services LLC / Conduent State
& Local Solutions Inc
6.00%, 11/01/2029
(g)
750 630
Crane NXT Co
4.20%, 03/15/2048 993 685
Crowdstrike Holdings Inc
3.00%, 02/15/2029 814 703
Diebold Nixdorf Inc
9.38%, 07/15/2025
(g)
886 162
KBR Inc
4.75%, 09/30/2028
(g)
4,557 4,170
McAfee Corp
7.38%, 02/15/2030
(g)
2,200 1,901
NCR Corp
5.00%, 10/01/2028
(g)
480 434
5.13%, 04/15/2029
(g)
1,175 1,051
5.25%, 10/01/2030
(g)
521 464
5.75%, 09/01/2027
(g)
588 592
6.13%, 09/01/2029
(g)
285 290
Presidio Holdings Inc
4.88%, 02/01/2027
(g)
440 416
8.25%, 02/01/2028
(g)
4,100 3,976
Science Applications International Corp
4.88%, 04/01/2028
(g)
470 442
Seagate HDD Cayman
3.13%, 07/15/2029 585 446
4.09%, 06/01/2029 607 533
4.13%, 01/15/2031 1,095 902
4.75%, 01/01/2025 535 526
4.88%, 06/01/2027 717 691
5.75%, 12/01/2034 692 614
9.63%, 12/01/2032
(g)
1,217 1,347
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
5.75%, 06/01/2025
(g)
295 297
Unisys Corp
6.88%, 11/01/2027
(g)
940 767
Vericast Corp
11.00%, 09/15/2026
(g)
1,842 1,934
12.50%, 12/15/2027
(g)
400 452
Virtusa Corp
7.13%, 12/15/2028
(g)
418 350
$ 25,160
Consumer Products - 0.10%
ACCO Brands Corp
4.25%, 03/15/2029
(g)
565 482
Central Garden & Pet Co
4.13%, 04/30/2031
(g)
430 359
5.13%, 02/01/2028 367 346
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
$ 530 $ 493
7.00%, 12/31/2027
(g)
580 511
Spectrum Brands Inc
3.88%, 03/15/2031
(g)
404 333
5.00%, 10/01/2029
(g)
321 289
5.50%, 07/15/2030
(g)
353 322
$ 3,135
Cosmetics & Personal Care - 0.13%
Avon Products Inc
8.45%, 03/15/2043 240 284
Coty Inc
5.00%, 04/15/2026
(g)
948 915
6.50%, 04/15/2026
(f),(g)
580 575
Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC
4.75%, 01/15/2029
(g)
630 584
Edgewell Personal Care Co
4.13%, 04/01/2029
(g)
370 324
5.50%, 06/01/2028
(g)
1,190 1,128
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(k)
4,938 —
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(g)
795 279
$ 4,089
Distribution & Wholesale - 0.25%
American Builders & Contractors Supply Co Inc
3.88%, 11/15/2029
(g)
390 339
4.00%, 01/15/2028
(g)
999 915
BCPE Empire Holdings Inc
7.63%, 05/01/2027
(g)
725 689
G-III Apparel Group Ltd
7.88%, 08/15/2025
(g)
631 621
H&E Equipment Services Inc
3.88%, 12/15/2028
(g)
950 835
OPENLANE Inc
5.13%, 06/01/2025
(f),(g)
202 197
Resideo Funding Inc
4.00%, 09/01/2029
(g)
405 342
Ritchie Bros Holdings Inc
6.75%, 03/15/2028
(g)
870 881
7.75%, 03/15/2031
(g)
2,190 2,283
Univar Solutions USA Inc/Washington
5.13%, 12/01/2027
(g)
524 537
Wesco Aircraft Holdings Inc
8.50%, 11/15/2024
(f),(g)
504 20
9.00%, 11/15/2026
(f),(g)
693 66
Windsor Holdings III LLC
8.50%, 06/15/2030
(g)
382 384
$ 8,109
Diversified Financial Services - 6.00%
Advisor Group Holdings Inc
10.75%, 08/01/2027
(g)
227 233
AG Issuer LLC
6.25%, 03/01/2028
(g)
499 481
AG TTMT Escrow Issuer LLC
8.63%, 09/30/2027
(g)
514 530
Ally Financial Inc
5.75%, 11/20/2025
(f)
2,300 2,230
Aretec Escrow Issuer Inc
7.50%, 04/01/2029
(g)
875 788
Armor Holdco Inc
8.50%, 11/15/2029
(g)
415 351
ASG Finance Designated Activity Co
7.88%, 12/03/2024
(g)
60 58

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Avation Capital SA
8.25%, PIK 9.00%; 10/31/2026
(g),(h),(i)
$ 310 $ 270
Bread Financial Holdings Inc
7.00%, 01/15/2026
(f),(g)
13,525 13,063
Brightsphere Investment Group Inc
4.80%, 07/27/2026 585 561
Burford Capital Global Finance LLC
6.25%, 04/15/2028
(g)
455 421
6.88%, 04/15/2030
(g)
685 623
9.25%, 07/01/2031
(g)
8,103 8,184
Castlelake Aviation Finance DAC
5.00%, 04/15/2027
(g)
365 337
Cobra AcquisitionCo LLC
6.38%, 11/01/2029
(g)
450 306
Coinbase Global Inc
3.38%, 10/01/2028
(g)
1,090 763
3.63%, 10/01/2031
(g)
901 569
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
460 451
6.63%, 03/15/2026
(f)
5,630 5,525
Curo Group Holdings Corp
7.50%, 08/01/2028
(g)
1,318 300
7.50%, 08/01/2028
(g)
795 306
Drawbridge Special Opportunities Fund LP /
Drawbridge Special Opportunities Fin ance Corp
3.88%, 02/15/2026
(g)
1,675 1,496
Enova International Inc
8.50%, 09/01/2024
(f),(g)
635 630
8.50%, 09/15/2025
(g)
385 379
Finance of America Funding LLC
7.88%, 11/15/2025
(g)
385 321
GGAM Finance Ltd
8.00%, 06/15/2028
(g)
8,350 8,464
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(h),(i)
2,305 2,172
goeasy Ltd
4.38%, 05/01/2026
(g)
1,135 1,036
5.38%, 12/01/2024
(g)
445 434
Hightower Holding LLC
6.75%, 04/15/2029
(g)
330 289
Home Point Capital Inc
5.00%, 02/01/2026
(g)
9,592 8,951
Jane Street Group / JSG Finance Inc
4.50%, 11/15/2029
(g)
825 724
Jefferies Finance LLC / JFIN Co-Issuer Corp
5.00%, 08/15/2028
(g)
1,010 863
Jefferson Capital Holdings LLC
6.00%, 08/15/2026
(g)
220 186
LD Holdings Group LLC
6.13%, 04/01/2028
(g)
544 351
6.50%, 11/01/2025
(g)
545 451
LFS Topco LLC
5.88%, 10/15/2026
(g)
134 119
Midcap Financial Issuer Trust
5.63%, 01/15/2030
(g)
406 325
6.50%, 05/01/2028
(g)
1,195 1,054
Nationstar Mortgage Holdings Inc
5.13%, 12/15/2030
(g)
752 634
5.50%, 08/15/2028
(g)
5,040 4,565
5.75%, 11/15/2031
(g)
580 492
6.00%, 01/15/2027
(g)
710 678
Navient Corp
4.88%, 03/15/2028 800 699
5.00%, 03/15/2027 575 520
5.50%, 03/15/2029 1,125 973
5.63%, 08/01/2033 572 438
5.88%, 10/25/2024 478 472
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Navient Corp   (continued)
6.75%, 06/25/2025 $ 400 $ 395
6.75%, 06/15/2026 495 483
9.38%, 07/25/2030 525 528
NFP Corp
4.88%, 08/15/2028
(g)
5,880 5,291
6.88%, 08/15/2028
(g)
42,305 37,446
7.50%, 10/01/2030
(g)
415 404
OneMain Finance Corp
3.50%, 01/15/2027 720 623
3.88%, 09/15/2028 665 546
4.00%, 09/15/2030 12,501 9,821
5.38%, 11/15/2029 835 723
6.63%, 01/15/2028 12,740 12,078
6.88%, 03/15/2025 1,300 1,296
7.13%, 03/15/2026 1,704 1,688
9.00%, 01/15/2029 817 830
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(g)
11,645 10,874
PennyMac Financial Services Inc
4.25%, 02/15/2029
(g)
789 651
5.38%, 10/15/2025
(g)
823 786
5.75%, 09/15/2031
(g)
980 829
PHH Mortgage Corp
7.88%, 03/15/2026
(g)
755 680
PRA Group Inc
5.00%, 10/01/2029
(g)
400 304
7.38%, 09/01/2025
(g)
343 330
8.38%, 02/01/2028
(g)
645 589
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(g)
9,568 8,473
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
2.88%, 10/15/2026
(g)
1,577 1,404
3.63%, 03/01/2029
(g)
736 627
3.88%, 03/01/2031
(g)
9,569 7,871
4.00%, 10/15/2033
(g)
3,525 2,796
SLM Corp
4.20%, 10/29/2025 830 779
StoneX Group Inc
8.63%, 06/15/2025
(g)
400 403
Synchrony Financial
7.25%, 02/02/2033 280 263
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(g)
5,555 5,340
5.50%, 04/15/2029
(g)
4,125 3,626
5.75%, 06/15/2027
(g)
766 717
World Acceptance Corp
7.00%, 11/01/2026
(g)
500 439
$ 193,999
Electric - 1.03%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(j)
810 654
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028
(g)
620 561
Calpine Corp
3.75%, 03/01/2031
(g)
1,260 1,033
4.50%, 02/15/2028
(g)
1,565 1,437
4.63%, 02/01/2029
(g)
886 763
5.00%, 02/01/2031
(g)
927 780
5.13%, 03/15/2028
(g)
2,035 1,845
5.25%, 06/01/2026
(g)
568 551

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
$ 1,259 $ 1,043
3.75%, 01/15/2032
(g)
375 306
4.75%, 03/15/2028
(g)
1,100 1,020
DPL Inc
4.13%, 07/01/2025 465 446
4.35%, 04/15/2029 656 577
Drax Finco PLC
6.63%, 11/01/2025
(g)
1,080 1,062
FirstEnergy Corp
2.05%, 03/01/2025 620 583
2.25%, 09/01/2030 1,000 805
2.65%, 03/01/2030 1,094 922
3.40%, 03/01/2050 1,225 837
4.15%, 07/15/2027 1,912 1,811
5.10%, 07/15/2047 560 508
Leeward Renewable Energy Operations LLC
4.25%, 07/01/2029
(g)
425 376
Midland Cogeneration Venture LP
6.00%, 03/15/2025
(g)
139 138
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(g)
736 684
4.50%, 09/15/2027
(g)
633 593
NRG Energy Inc
3.38%, 02/15/2029
(g)
570 471
3.63%, 02/15/2031
(g)
1,331 1,045
3.88%, 02/15/2032
(g)
1,619 1,253
5.25%, 06/15/2029
(g)
875 790
5.75%, 01/15/2028 915 871
6.63%, 01/15/2027 395 392
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
965 877
PG&E Corp
5.00%, 07/01/2028
(f)
1,012 936
5.25%, 07/01/2030 1,095 983
Pike Corp
5.50%, 09/01/2028
(g)
853 768
Talen Energy Supply LLC
8.63%, 06/01/2030
(g)
95 99
TransAlta Corp
6.50%, 03/15/2040 725 693
7.75%, 11/15/2029 466 483
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
1,629 1,438
5.00%, 07/31/2027
(g)
1,525 1,437
5.63%, 02/15/2027
(g)
1,525 1,475
$ 33,346
Electrical Components & Equipment - 0.17%
Energizer Holdings Inc
4.38%, 03/31/2029
(g)
875 759
4.75%, 06/15/2028
(g)
845 759
6.50%, 12/31/2027
(g)
350 340
EnerSys
4.38%, 12/15/2027
(g)
490 454
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
1,716 1,736
7.25%, 06/15/2028
(g)
1,425 1,453
$ 5,501
Electronics - 0.28%
Atkore Inc
4.25%, 06/01/2031
(g)
1,000 865
Coherent Corp
5.00%, 12/15/2029
(g)
620 558
Imola Merger Corp
4.75%, 05/15/2029
(g)
2,875 2,524
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Likewize Corp
9.75%, 10/15/2025
(g)
$ 579 $ 559
Sensata Technologies BV
4.00%, 04/15/2029
(g)
1,150 1,016
5.00%, 10/01/2025
(g)
956 932
5.63%, 11/01/2024
(g)
440 437
5.88%, 09/01/2030
(g)
507 489
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
705 595
4.38%, 02/15/2030
(g)
529 470
TTM Technologies Inc
4.00%, 03/01/2029
(g)
701 598
$ 9,043
Energy - Alternate Sources - 0.25%
Enviva Partners LP / Enviva Partners Finance Corp
6.50%, 01/15/2026
(g)
7,353 6,203
Sunnova Energy Corp
5.88%, 09/01/2026
(f),(g)
90 81
TerraForm Power Operating LLC
4.75%, 01/15/2030
(g)
950 838
5.00%, 01/31/2028
(g)
1,120 1,039
$ 8,161
Engineering & Construction - 0.38%
AECOM
5.13%, 03/15/2027 1,345 1,298
Arcosa Inc
4.38%, 04/15/2029
(g)
912 821
Artera Services LLC
9.03%, 12/04/2025
(g)
969 911
Brand Industrial Services Inc
10.38%, 08/01/2030
(g),(l)
1,019 1,039
Brundage-Bone Concrete Pumping Holdings Inc
6.00%, 02/01/2026
(g)
405 389
Cellnex Finance Co SA
3.88%, 07/07/2041
(g)
620 449
Dycom Industries Inc
4.50%, 04/15/2029
(g)
500 452
Fluor Corp
3.50%, 12/15/2024 244 237
4.25%, 09/15/2028 505 472
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
600 505
7.50%, 04/15/2032
(g)
500 423
Great Lakes Dredge & Dock Corp
5.25%, 06/01/2029
(f),(g)
900 752
IEA Energy Services LLC
6.63%, 08/15/2029
(g)
2,525 2,441
INNOVATE Corp
8.50%, 02/01/2026
(g)
315 241
Railworks Holdings LP / Railworks Rally Inc
8.25%, 11/15/2028
(g)
290 273
TopBuild Corp
3.63%, 03/15/2029
(g)
295 259
4.13%, 02/15/2032
(g)
460 395
Tutor Perini Corp
6.88%, 05/01/2025
(g)
431 369
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(g)
450 404
$ 12,130
Entertainment - 3.61%
Affinity Interactive
6.88%, 12/15/2027
(g)
470 416
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(g)
750 426

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
AMC Entertainment Holdings Inc
7.50%, 02/15/2029
(g)
$ 993 $ 680
10.00%, PIK 12.00%; 06/15/2026
(g),(i)
1,740 1,192
Banijay Entertainment SASU
5.38%, 03/01/2025
(g)
390 381
Caesars Entertainment Inc
4.63%, 10/15/2029
(f),(g)
10,580 9,314
6.25%, 07/01/2025
(g)
2,212 2,200
7.00%, 02/15/2030
(g)
9,163 9,255
8.13%, 07/01/2027
(g)
7,010 7,190
Caesars Resort Collection LLC / CRC Finco Inc
5.75%, 07/01/2025
(g)
815 823
CCM Merger Inc
6.38%, 05/01/2026
(g)
409 398
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(g)
1,931 1,793
Cedar Fair LP
5.25%, 07/15/2029 266 239
Cedar Fair LP / Canada's Wonderland Company /
Magnum Management Corporation / Millennium
Operations LLC
5.38%, 04/15/2027 396 374
5.50%, 05/01/2025
(g)
920 911
6.50%, 10/01/2028 275 267
Churchill Downs Inc
4.75%, 01/15/2028
(g)
1,035 957
5.50%, 04/01/2027
(g)
960 929
6.75%, 05/01/2031
(g)
790 772
Cinemark USA Inc
5.25%, 07/15/2028
(f),(g)
19,529 17,082
5.88%, 03/15/2026
(f),(g)
3,411 3,229
8.75%, 05/01/2025
(g)
730 737
Empire Resorts Inc
7.75%, 11/01/2026
(g)
780 626
Everi Holdings Inc
5.00%, 07/15/2029
(g)
9,040 7,955
Golden Entertainment Inc
7.63%, 04/15/2026
(g)
370 370
International Game Technology PLC
4.13%, 04/15/2026
(g)
715 678
5.25%, 01/15/2029
(g)
810 770
6.25%, 01/15/2027
(g)
770 767
6.50%, 02/15/2025
(g)
289 289
Jacobs Entertainment Inc
6.75%, 02/15/2029
(g)
770 701
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(g)
1,475 1,009
Live Nation Entertainment Inc
3.75%, 01/15/2028
(g)
490 439
4.75%, 10/15/2027
(g)
12,837 11,922
4.88%, 11/01/2024
(g)
560 552
5.63%, 03/15/2026
(g)
300 293
6.50%, 05/15/2027
(g)
6,937 6,973
Merlin Entertainments Ltd
5.75%, 06/15/2026
(g)
765 744
Midwest Gaming Borrower LLC / Midwest Gaming
Finance Corp
4.88%, 05/01/2029
(g)
590 524
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026
(g)
1,620 1,499
Motion Bondco DAC
6.63%, 11/15/2027
(g)
468 433
Ontario Gaming GTA LP
8.00%, 08/01/2030
(g),(l)
33 33
Penn Entertainment Inc
4.13%, 07/01/2029
(f),(g)
275 227
5.63%, 01/15/2027
(g)
325 306
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp
5.63%, 09/01/2029
(g)
$ 770 $ 583
5.88%, 09/01/2031
(g)
680 502
Raptor Acquisition Corp / Raptor Co-Issuer LLC
4.88%, 11/01/2026
(g)
489 458
Resorts World Las Vegas LLC / RWLV Capital Inc
4.63%, 04/06/2031
(g)
900 702
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(g)
720 638
Scientific Games International Inc
7.00%, 05/15/2028
(g)
813 810
7.25%, 11/15/2029
(g)
540 539
8.63%, 07/01/2025
(g)
552 564
SeaWorld Parks & Entertainment Inc
5.25%, 08/15/2029
(g)
635 572
8.75%, 05/01/2025
(g)
283 287
Six Flags Entertainment Corp
5.50%, 04/15/2027
(f),(g)
375 353
7.25%, 05/15/2031
(g)
885 845
Six Flags Theme Parks Inc
7.00%, 07/01/2025
(g)
200 200
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(g)
6,280 5,816
Universal Entertainment Corp
8.50%, 12/11/2024
(g),(h)
850 857
Vail Resorts Inc
6.25%, 05/15/2025
(g)
485 486
WMG Acquisition Corp
3.00%, 02/15/2031
(g)
600 491
3.75%, 12/01/2029
(g)
770 672
3.88%, 07/15/2030
(g)
460 402
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(g)
3,935 3,560
7.13%, 02/15/2031
(g)
638 638
$ 116,650
Environmental Control - 1.70%
Clean Harbors Inc
4.88%, 07/15/2027
(g)
440 422
5.13%, 07/15/2029
(g)
300 286
6.38%, 02/01/2031
(g)
1,270 1,276
Covanta Holding Corp
4.88%, 12/01/2029
(g)
12,793 11,297
5.00%, 09/01/2030 999 865
Enviri Corp
5.75%, 07/31/2027
(g)
845 730
GFL Environmental Inc
3.50%, 09/01/2028
(g)
660 587
3.75%, 08/01/2025
(g)
1,587 1,517
4.00%, 08/01/2028
(g)
8,075 7,227
4.25%, 06/01/2025
(g)
535 519
4.38%, 08/15/2029
(g)
11,295 10,071
4.75%, 06/15/2029
(g)
8,443 7,702
5.13%, 12/15/2026
(g)
460 447
Madison IAQ LLC
4.13%, 06/30/2028
(g)
823 733
5.88%, 06/30/2029
(g)
12,050 10,107
Stericycle Inc
3.88%, 01/15/2029
(g)
700 614
Waste Pro USA Inc
5.50%, 02/15/2026
(g)
591 560
$ 54,960

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 2.56%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.25%, 03/15/2026
(g)
$ 870 $ 809
3.50%, 03/15/2029
(g)
4,646 4,044
4.63%, 01/15/2027
(g)
1,477 1,400
4.88%, 02/15/2030
(g)
3,335 3,060
5.88%, 02/15/2028
(g)
1,251 1,218
6.50%, 02/15/2028
(g)
895 891
7.50%, 03/15/2026
(g)
700 712
B&G Foods Inc
5.25%, 04/01/2025 7,345 6,998
5.25%, 09/15/2027 886 764
C&S Group Enterprises LLC
5.00%, 12/15/2028
(g)
475 368
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
550 500
7.50%, 04/15/2025
(g)
595 593
FAGE International SA / FAGE USA Dairy Industry
Inc
5.63%, 08/15/2026
(g)
375 353
H-Food Holdings LLC / Hearthside Finance Co Inc
8.50%, 06/01/2026
(g)
404 156
Ingles Markets Inc
4.00%, 06/15/2031
(g)
570 483
KeHE Distributors LLC / KeHE Finance Corp
8.63%, 10/15/2026
(g)
624 624
Lamb Weston Holdings Inc
4.13%, 01/31/2030
(g)
1,277 1,127
4.38%, 01/31/2032
(g)
867 761
4.88%, 05/15/2028
(g)
833 791
Performance Food Group Inc
4.25%, 08/01/2029
(g)
8,275 7,351
5.50%, 10/15/2027
(g)
14,944 14,470
6.88%, 05/01/2025
(g)
315 315
Post Holdings Inc
4.50%, 09/15/2031
(g)
12,062 10,270
4.63%, 04/15/2030
(g)
7,885 6,949
5.50%, 12/15/2029
(g)
2,015 1,871
5.63%, 01/15/2028
(g)
1,519 1,468
5.75%, 03/01/2027
(f),(g)
496 486
Safeway Inc
7.25%, 02/01/2031 200 208
SEG Holding LLC / SEG Finance Corp
5.63%, 10/15/2028
(g)
423 400
Sigma Holdco BV
7.88%, 05/15/2026
(g)
1,075 939
Simmons Foods Inc/Simmons Prepared Foods Inc/
Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(g)
860 718
TreeHouse Foods Inc
4.00%, 09/01/2028 720 629
United Natural Foods Inc
6.75%, 10/15/2028
(g)
568 473
US Foods Inc
4.63%, 06/01/2030
(g)
7,700 6,926
4.75%, 02/15/2029
(g)
2,655 2,442
6.25%, 04/15/2025
(g)
1,110 1,113
$ 82,680
Food Service - 0.48%
Aramark Services Inc
5.00%, 04/01/2025
(g)
705 695
5.00%, 02/01/2028
(g)
13,160 12,370
6.38%, 05/01/2025
(g)
1,783 1,783
TKC Holdings Inc
10.50%, 05/15/2029
(g)
760 578
$ 15,426
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0.09%
Ahlstrom Holding 3 Oy
4.88%, 02/04/2028
(g)
$ 275 $ 228
Domtar Corp
6.75%, 10/01/2028
(g)
950 830
Glatfelter Corp
4.75%, 11/15/2029
(g)
705 487
Mercer International Inc
5.13%, 02/01/2029 1,399 1,146
5.50%, 01/15/2026 303 292
$ 2,983
Gas - 0.07%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 1,118 1,085
5.75%, 05/20/2027 621 567
5.88%, 08/20/2026 763 720
$ 2,372
Hand & Machine Tools - 0.01%
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(g)
375 330
Healthcare - Products - 0.77%
Avantor Funding Inc
3.88%, 11/01/2029
(g)
916 802
4.63%, 07/15/2028
(g)
1,815 1,684
Embecta Corp
5.00%, 02/15/2030
(g)
830 685
6.75%, 02/15/2030
(g)
280 246
Garden Spinco Corp
8.63%, 07/20/2030
(g)
8,387 9,052
Hologic Inc
3.25%, 02/15/2029
(g)
1,519 1,329
4.63%, 02/01/2028
(g)
619 588
Medline Borrower LP
3.88%, 04/01/2029
(g)
5,280 4,623
5.25%, 10/01/2029
(g)
4,602 4,083
Teleflex Inc
4.25%, 06/01/2028
(g)
734 675
4.63%, 11/15/2027 565 533
Varex Imaging Corp
7.88%, 10/15/2027
(g)
449 449
$ 24,749
Healthcare - Services - 3.38%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
9,294 8,597
5.50%, 07/01/2028
(g)
3,825 3,663
AHP Health Partners Inc
5.75%, 07/15/2029
(g)
250 218
Air Methods Corp
8.00%, 05/15/2025
(g)
850 4
Akumin Escrow Inc
7.50%, 08/01/2028
(g)
520 386
Akumin Inc
7.00%, 11/01/2025
(g)
500 430
Cano Health LLC
6.25%, 10/01/2028
(g)
6,955 4,312
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(g)
365 305
3.50%, 04/01/2030
(f),(g)
2,642 2,212
5.00%, 07/15/2027
(g)
330 309
Charles River Laboratories International Inc
3.75%, 03/15/2029
(g)
935 825
4.00%, 03/15/2031
(g)
445 388
4.25%, 05/01/2028
(g)
550 508
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(g)
740 561
5.25%, 05/15/2030
(g)
1,395 1,115
5.63%, 03/15/2027
(g)
2,055 1,828

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
CHS/Community Health Systems Inc   (continued)
6.00%, 01/15/2029
(g)
$ 1,025 $ 876
6.13%, 04/01/2030
(g)
1,291 814
6.88%, 04/01/2028
(g)
775 476
6.88%, 04/15/2029
(g)
1,620 1,074
8.00%, 03/15/2026
(g)
2,584 2,537
8.00%, 12/15/2027
(g)
725 709
DaVita Inc
3.75%, 02/15/2031
(g)
2,247 1,797
4.63%, 06/01/2030
(g)
4,065 3,469
Encompass Health Corp
4.50%, 02/01/2028 1,100 1,022
4.63%, 04/01/2031 625 555
4.75%, 02/01/2030 1,246 1,133
Envision Healthcare Corp
0.00%, 10/15/2026
(d),(g)
754 20
Global Medical Response Inc
6.50%, 10/01/2025
(g)
1,100 653
HealthEquity Inc
4.50%, 10/01/2029
(g)
460 412
Heartland Dental LLC / Heartland Dental Finance
Corp
8.50%, 05/01/2026
(g)
215 193
IQVIA Inc
5.00%, 10/15/2026
(g)
1,632 1,585
5.00%, 05/15/2027
(g)
1,500 1,446
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(g)
700 604
6.75%, 04/15/2025
(g)
865 878
LifePoint Health Inc
5.38%, 01/15/2029
(g)
590 418
9.88%, 08/15/2030
(g),(l)
2,424 2,423
ModivCare Escrow Issuer Inc
5.00%, 10/01/2029
(g)
586 419
ModivCare Inc
5.88%, 11/15/2025
(g)
1,460 1,354
Molina Healthcare Inc
3.88%, 11/15/2030
(g)
1,178 1,008
3.88%, 05/15/2032
(g)
1,000 834
4.38%, 06/15/2028
(g)
865 793
Prime Healthcare Services Inc
7.25%, 11/01/2025
(g)
1,205 1,145
Radiology Partners Inc
9.25%, 02/01/2028
(g)
1,006 387
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(g)
1,620 1,519
RP Escrow Issuer LLC
5.25%, 12/15/2025
(g)
1,250 852
Select Medical Corp
6.25%, 08/15/2026
(g)
1,175 1,165
Surgery Center Holdings Inc
6.75%, 07/01/2025
(g)
2,088 2,080
10.00%, 04/15/2027
(g)
5,383 5,509
Syneos Health Inc
3.63%, 01/15/2029
(g)
622 616
Team Health Holdings Inc
6.38%, 02/01/2025
(g)
959 489
Tenet Healthcare Corp
4.25%, 06/01/2029 1,095 981
4.38%, 01/15/2030 1,205 1,075
4.63%, 06/15/2028 2,770 2,564
4.88%, 01/01/2026 1,775 1,718
5.13%, 11/01/2027 1,527 1,450
6.13%, 10/01/2028
(f)
23,610 22,491
6.13%, 06/15/2030 2,429 2,360
6.25%, 02/01/2027 1,684 1,653
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Tenet Healthcare Corp   (continued)
6.75%, 05/15/2031
(g)
$ 4,830 $ 4,798
6.88%, 11/15/2031 145 145
Toledo Hospital/The
5.33%, 11/15/2028 1,180 959
6.02%, 11/15/2048 1,505 1,033
US Acute Care Solutions LLC
6.38%, 03/01/2026
(g)
846 739
US Renal Care Inc
10.63%, 07/15/2027
(g)
839 302
$ 109,193
Holding Companies - Diversified - 0.05%
Benteler International AG
10.50%, 05/15/2028
(f),(g)
880 893
Stena International SA
6.13%, 02/01/2025
(g)
805 788
$ 1,681
Home Builders - 0.51%
Ashton Woods USA LLC / Ashton Woods Finance
Co
4.63%, 08/01/2029
(g)
385 333
4.63%, 04/01/2030
(g)
255 218
6.63%, 01/15/2028
(g)
255 245
Beazer Homes USA Inc
5.88%, 10/15/2027 555 536
6.75%, 03/15/2025 151 150
7.25%, 10/15/2029 308 303
Brookfield Residential Properties Inc / Brookfield
Residential US LLC
4.88%, 02/15/2030
(g)
575 467
5.00%, 06/15/2029
(g)
278 231
6.25%, 09/15/2027
(g)
694 642
Century Communities Inc
3.88%, 08/15/2029
(g)
570 496
6.75%, 06/01/2027 879 882
Empire Communities Corp
7.00%, 12/15/2025
(f),(g)
485 466
Forestar Group Inc
3.85%, 05/15/2026
(g)
605 562
5.00%, 03/01/2028
(g)
25 23
Installed Building Products Inc
5.75%, 02/01/2028
(g)
470 445
KB Home
4.00%, 06/15/2031 475 414
4.80%, 11/15/2029 324 299
6.88%, 06/15/2027 310 315
7.25%, 07/15/2030 510 520
LGI Homes Inc
4.00%, 07/15/2029
(f),(g)
931 782
M/I Homes Inc
3.95%, 02/15/2030 435 376
4.95%, 02/01/2028 561 529
Mattamy Group Corp
4.63%, 03/01/2030
(g)
688 603
5.25%, 12/15/2027
(g)
650 615
Meritage Homes Corp
3.88%, 04/15/2029
(g)
677 605
5.13%, 06/06/2027 350 339
6.00%, 06/01/2025 408 407
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028 518 471
4.75%, 04/01/2029 350 311
STL Holding Co LLC
7.50%, 02/15/2026
(g)
235 217

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(g)
$ 350 $ 327
5.75%, 01/15/2028
(g)
490 478
5.88%, 06/15/2027
(g)
585 576
Thor Industries Inc
4.00%, 10/15/2029
(g)
730 627
Tri Pointe Homes Inc
5.25%, 06/01/2027 795 768
5.70%, 06/15/2028 523 502
Winnebago Industries Inc
6.25%, 07/15/2028
(g)
249 242
$ 16,322
Home Furnishings - 0.07%
Tempur Sealy International Inc
3.88%, 10/15/2031
(g)
1,475 1,194
4.00%, 04/15/2029
(g)
1,081 937
$ 2,131
Housewares - 0 .34%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(g)
4,463 4,195
Newell Brands Inc
4.00%, 12/01/2024 200 193
4.70%, 04/01/2026 1,551 1,472
4.88%, 06/01/2025 565 547
5.87%, 04/01/2036 2,745 2,386
6.00%, 04/01/2046 314 255
6.38%, 09/15/2027
(f)
786 773
Scotts Miracle-Gro Co/The
4.00%, 04/01/2031 592 481
4.50%, 10/15/2029
(f)
204 179
5.25%, 12/15/2026 187 178
SWF Escrow Issuer Corp
6.50%, 10/01/2029
(g)
740 457
$ 11,116
Insurance - 3.75%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
3,260 2,811
6.00%, 08/01/2029
(g)
540 463
7.00%, 11/15/2025
(g)
24,436 23,597
10.13%, 08/01/2026
(g)
497 509
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(g)
14,242 12,996
5.88%, 11/01/2029
(g)
485 429
6.75%, 10/15/2027
(g)
6,392 6,054
AmWINS Group Inc
4.88%, 06/30/2029
(g)
16,198 14,860
Assurant Inc
7.00%, 03/27/2048
(j)
415 404
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
5.63%, 01/15/2029
(g)
8,513 7,431
7.00%, 08/15/2025
(g)
15,004 14,816
BroadStreet Partners Inc
5.88%, 04/15/2029
(g)
790 705
Genworth Holdings Inc
6.50%, 06/15/2034 755 663
Global Atlantic Fin Co
4.70%, 10/15/2051
(g),(j)
685 493
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.80%
GTCR AP Finance Inc
8.00%, 05/15/2027
(g)
5,764 5,709
HUB International Ltd
5.63%, 12/01/2029
(g)
2,708 2,417
7.00%, 05/01/2026
(g)
15,253 15,222
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(g)
$ 4,795 $ 4,891
10.50%, 12/15/2030
(g)
265 262
Liberty Mutual Group Inc
4.13%, 12/15/2051
(g),(j)
580 463
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
4.30%, 02/01/2061
(g)
661 411
7.80%, 03/07/2087
(g)
505 523
3 Month USD LIBOR + 3.58%
MGIC Investment Corp
5.25%, 08/15/2028 800 762
NMI Holdings Inc
7.38%, 06/01/2025
(g)
440 444
Ohio National Financial Services Inc
6.63%, 05/01/2031
(f),(g)
580 528
6.80%, 01/24/2030
(g)
503 468
Ryan Specialty LLC
4.38%, 02/01/2030
(g)
280 248
Sagicor Financial Co Ltd
5.30%, 05/13/2028
(f),(g)
520 493
USI Inc/NY
6.88%, 05/01/2025
(g)
1,016 1,012
Wilton RE Ltd
6.00%, 10/22/2030
(g),(j),(m)
1,195 1,073
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.27%
$ 121,157
Internet - 1.63%
Acuris Finance US Inc / Acuris Finance SARL
5.00%, 05/01/2028
(g)
430 341
ANGI Group LLC
3.88%, 08/15/2028
(f),(g)
639 537
Arches Buyer Inc
4.25%, 06/01/2028
(g)
1,010 879
6.13%, 12/01/2028
(g)
6,296 5,423
Cablevision Lightpath LLC
3.88%, 09/15/2027
(g)
6,479 5,376
5.63%, 09/15/2028
(g)
6,941 5,280
Cars.com Inc
6.38%, 11/01/2028
(g)
647 610
Cogent Communications Group Inc
3.50%, 05/01/2026
(g)
729 676
7.00%, 06/15/2027
(g)
736 710
Gen Digital Inc
5.00%, 04/15/2025
(g)
1,505 1,484
6.75%, 09/30/2027
(g)
1,025 1,029
7.13%, 09/30/2030
(f),(g)
5,875 5,921
Getty Images Inc
9.75%, 03/01/2027
(g)
268 267
Go Daddy Operating Co LLC / GD Finance Co Inc
3.50%, 03/01/2029
(g)
665 572
5.25%, 12/01/2027
(g)
995 950
GrubHub Holdings Inc
5.50%, 07/01/2027
(g)
1,286 917
ION Trading Technologies Sarl
5.75%, 05/15/2028
(g)
520 452
Match Group Holdings II LLC
3.63%, 10/01/2031
(g)
415 342
4.13%, 08/01/2030
(g)
500 432
4.63%, 06/01/2028
(g)
505 466
5.00%, 12/15/2027
(g)
515 488
5.63%, 02/15/2029
(g)
369 351
Millennium Escrow Corp
6.63%, 08/01/2026
(g)
850 633
Newfold Digital Holdings Group Inc
6.00%, 02/15/2029
(g)
1,215 896

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Northwest Fiber LLC / Northwest Fiber Finance
Sub Inc
4.75%, 04/30/2027
(g)
$ 315 $ 274
6.00%, 02/15/2028
(g)
355 280
10.75%, 06/01/2028
(g)
240 220
Rakuten Group Inc
5.13%, 04/22/2026
(g),(j),(m)
571 388
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.58%
6.25%, 04/22/2031
(g),(j),(m)
970 475
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.96%
10.25%, 11/30/2024
(g)
1,214 1,211
TripAdvisor Inc
7.00%, 07/15/2025
(g)
925 927
Uber Technologies Inc
4.50%, 08/15/2029
(g)
8,994 8,313
6.25%, 01/15/2028
(g)
870 863
7.50%, 05/15/2025
(g)
752 760
7.50%, 09/15/2027
(g)
1,267 1,293
8.00%, 11/01/2026
(g)
2,199 2,243
Ziff Davis Inc
4.63%, 10/15/2030
(g)
585 513
$ 52,792
Investment Companies - 0.47%
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032
(g)
355 292
5.25%, 04/15/2029
(g)
1,180 1,074
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 8,344 6,768
4.75%, 09/15/2024 1,295 1,253
5.25%, 05/15/2027 4,224 3,723
6.25%, 05/15/2026 1,435 1,345
6.38%, 12/15/2025 830 794
$ 15,249
Iron & Steel - 1.17%
Allegheny Ludlum LLC
6.95%, 12/15/2025 170 171
ATI Inc
4.88%, 10/01/2029 383 349
5.13%, 10/01/2031 268 241
5.88%, 12/01/2027 405 394
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(g)
16,552 16,056
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(g)
4,951 4,934
Carpenter Technology Corp
6.38%, 07/15/2028 369 363
7.63%, 03/15/2030 365 372
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(g)
435 398
4.88%, 03/01/2031
(f),(g)
405 359
5.88%, 06/01/2027
(f)
566 556
6.25%, 10/01/2040 223 190
6.75%, 03/15/2026
(g)
604 607
6.75%, 04/15/2030
(g)
79 77
Commercial Metals Co
3.88%, 02/15/2031 3 3
4.13%, 01/15/2030 465 416
4.38%, 03/15/2032 425 369
Infrabuild Australia Pty Ltd
12.00%, 10/01/2024
(f),(g)
295 286
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Mineral Resources Ltd
8.00%, 11/01/2027
(g)
$ 500 $ 501
8.13%, 05/01/2027
(g)
1,075 1,076
8.50%, 05/01/2030
(g)
600 606
Specialty Steel
15.53%, 11/15/2026
(e),(k)
8,680 8,680
TMS International Corp/DE
6.25%, 04/15/2029
(g)
608 509
United States Steel Corp
6.88%, 03/01/2029
(f)
460 454
$ 37,967
Leisure Products & Services - 1.82%
Carnival Corp
4.00%, 08/01/2028
(g)
1,455 1,294
5.75%, 03/01/2027
(g)
18,810 17,400
6.00%, 05/01/2029
(g)
1,829 1,644
6.65%, 01/15/2028 320 296
7.63%, 03/01/2026
(f),(g)
4,040 3,986
9.88%, 08/01/2027
(g)
881 921
10.50%, 02/01/2026
(g)
1,220 1,286
10.50%, 06/01/2030
(g)
1,300 1,375
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
2,046 2,232
Constellation Merger Sub Inc
8.50%, 09/15/2025
(g)
680 570
Life Time Inc
5.75%, 01/15/2026
(g)
1,065 1,044
8.00%, 04/15/2026
(g)
465 465
Lindblad Expeditions Holdings Inc
9.00%, 05/15/2028
(g)
300 310
Lindblad Expeditions LLC
6.75%, 02/15/2027
(g)
200 192
MajorDrive Holdings IV LLC
6.38%, 06/01/2029
(g)
590 483
NCL Corp Ltd
3.63%, 12/15/2024
(g)
505 485
5.88%, 03/15/2026
(g)
1,485 1,405
5.88%, 02/15/2027
(g)
940 915
7.75%, 02/15/2029
(f),(g)
613 587
8.38%, 02/01/2028
(g)
540 563
NCL Finance Ltd
6.13%, 03/15/2028
(g)
545 496
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028 810 707
4.25%, 07/01/2026
(g)
920 855
5.38%, 07/15/2027
(g)
900 856
5.50%, 08/31/2026
(g)
1,060 1,017
5.50%, 04/01/2028
(f),(g)
6,755 6,366
7.25%, 01/15/2030
(g)
565 571
7.50%, 10/15/2027 650 661
8.25%, 01/15/2029
(g)
936 978
9.25%, 01/15/2029
(g)
1,153 1,228
11.50%, 06/01/2025
(g)
709 751
11.63%, 08/15/2027
(g)
1,995 2,178
Viking Cruises Ltd
5.88%, 09/15/2027
(g)
1,000 935
6.25%, 05/15/2025
(g)
628 616
7.00%, 02/15/2029
(g)
565 532
9.13%, 07/15/2031
(g)
834 858
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/2029
(g)
330 307
Vista Outdoor Inc
4.50%, 03/15/2029
(g)
1,195 1,016
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
545 506
$ 58,887

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 2.15%
Boyd Gaming Corp
4.75%, 12/01/2027
(f)
$ 970 $ 914
4.75%, 06/15/2031
(f),(g)
8,644 7,734
Genting New York LLC / GENNY Capital Inc
3.30%, 02/15/2026
(g)
895 802
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(g)
2,435 2,043
3.75%, 05/01/2029
(g)
1,210 1,078
4.00%, 05/01/2031
(g)
1,720 1,500
4.88%, 01/15/2030 1,510 1,416
5.38%, 05/01/2025
(g)
690 684
5.75%, 05/01/2028
(g)
912 898
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
4.88%, 07/01/2031
(g)
582 498
5.00%, 06/01/2029
(g)
746 667
Hilton Worldwide Finance LLC / Hilton Worldwide
Finance Corp
4.88%, 04/01/2027 649 627
Las Vegas Sands Corp
2.90%, 06/25/2025 939 883
3.20%, 08/08/2024 3,279 3,183
3.50%, 08/18/2026 1,898 1,775
3.90%, 08/08/2029 1,319 1,182
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(g)
579 502
4.75%, 01/15/2028 380 344
Melco Resorts Finance Ltd
4.88%, 06/06/2025 1,249 1,192
5.38%, 12/04/2029
(g)
1,515 1,289
5.75%, 07/21/2028
(g)
1,205 1,073
MGM China Holdings Ltd
4.75%, 02/01/2027
(g)
860 790
5.25%, 06/18/2025
(g)
620 595
5.88%, 05/15/2026
(f),(g)
900 873
MGM Resorts International
4.63%, 09/01/2026 511 485
4.75%, 10/15/2028 925 854
5.50%, 04/15/2027 843 812
5.75%, 06/15/2025 700 692
6.75%, 05/01/2025 800 803
Sands China Ltd
5.90%, 08/08/2028 2,725 2,654
Station Casinos LLC
4.50%, 02/15/2028
(g)
665 603
4.63%, 12/01/2031
(g)
19,665 16,617
Studio City Co Ltd
7.00%, 02/15/2027
(g)
360 342
Studio City Finance Ltd
5.00%, 01/15/2029
(g)
1,370 1,055
6.00%, 07/15/2025
(g)
395 373
6.50%, 01/15/2028
(g)
1,079 935
Travel + Leisure Co
4.50%, 12/01/2029
(g)
705 606
4.63%, 03/01/2030
(g)
337 291
5.65%, 04/01/2024 266 264
6.00%, 04/01/2027 739 724
6.63%, 07/31/2026
(g)
921 917
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(g)
545 499
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(g)
929 883
5.50%, 03/01/2025
(g)
1,865 1,830
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Wynn Macau Ltd
4.88%, 10/01/2024
(f),(g)
$ 635 $ 619
5.13%, 12/15/2029
(g)
1,085 921
5.50%, 01/15/2026
(g)
1,150 1,083
5.50%, 10/01/2027
(f),(g)
730 660
5.63%, 08/26/2028
(g)
1,560 1,385
$ 69,449
Machinery - Construction & Mining - 0.09%
BWX Technologies Inc
4.13%, 06/30/2028
(g)
657 598
4.13%, 04/15/2029
(g)
410 368
Manitowoc Co Inc/The
9.00%, 04/01/2026
(f),(g)
225 224
Terex Corp
5.00%, 05/15/2029
(g)
756 703
Vertiv Group Corp
4.13%, 11/15/2028
(g)
1,000 898
$ 2,791
Machinery - Diversified - 0.85%
ATS Corp
4.13%, 12/15/2028
(g)
346 309
Chart Industries Inc
7.50%, 01/01/2030
(g)
2,120 2,173
9.50%, 01/01/2031
(g)
7,350 7,883
GrafTech Finance Inc
4.63%, 12/15/2028
(g)
628 522
Husky III Holding Ltd
13.00%, PIK 13.75%; 02/15/2025
(g),(h),(i)
573 533
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(g)
314 314
Mueller Water Products Inc
4.00%, 06/15/2029
(g)
340 303
OT Merger Corp
7.88%, 10/15/2029
(g)
325 210
SPX FLOW Inc
8.75%, 04/01/2030
(g)
540 498
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(g)
13,519 12,557
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(g)
470 438
TK Elevator US Newco Inc
5.25%, 07/15/2027
(g)
1,832 1,713
$ 27,453
Media - 5.47%
Altice Financing SA
5.00%, 01/15/2028
(g)
1,111 862
5.75%, 08/15/2029
(g)
2,143 1,607
AMC Networks Inc
4.25%, 02/15/2029 1,505 836
4.75%, 08/01/2025 1,120 992
Audacy Capital Corp
6.50%, 05/01/2027
(g)
277 4
6.75%, 03/31/2029
(g)
365 8
Beasley Mezzanine Holdings LLC
8.63%, 02/01/2026
(g)
315 205
Belo Corp
7.25%, 09/15/2027 390 384
Block Communications Inc
4.88%, 03/01/2028
(g)
17 14
Cable One Inc
4.00%, 11/15/2030
(f),(g)
490 387
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(g)
10,190 8,377
4.25%, 01/15/2034
(g)
6,310 4,850
4.50%, 08/15/2030
(g)
3,065 2,597
4.50%, 05/01/2032 6,072 4,951

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp
(continued)
4.50%, 06/01/2033
(g)
$ 2,122 $ 1,679
4.75%, 03/01/2030
(f),(g)
8,845 7,667
4.75%, 02/01/2032
(g)
1,740 1,437
5.00%, 02/01/2028
(g)
4,050 3,742
5.13%, 05/01/2027
(g)
4,353 4,084
5.38%, 06/01/2029
(g)
4,882 4,461
5.50%, 05/01/2026
(g)
1,080 1,054
6.38%, 09/01/2029
(g)
1,677 1,604
7.38%, 03/01/2031
(g)
200 199
CSC Holdings LLC
3.38%, 02/15/2031
(g)
880 610
4.13%, 12/01/2030
(g)
3,690 2,668
4.50%, 11/15/2031
(g)
1,110 796
4.63%, 12/01/2030
(g)
12,605 6,332
5.00%, 11/15/2031
(g)
270 136
5.25%, 06/01/2024 784 731
5.38%, 02/01/2028
(g)
900 752
5.50%, 04/15/2027
(g)
1,200 1,029
5.75%, 01/15/2030
(g)
2,567 1,329
6.50%, 02/01/2029
(g)
1,793 1,522
7.50%, 04/01/2028
(g)
3,600 2,224
11.25%, 05/15/2028
(g)
1,045 1,033
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(g)
516 387
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
5,044 4,553
DISH DBS Corp
5.13%, 06/01/2029 2,185 1,098
5.25%, 12/01/2026
(g)
1,910 1,564
5.75%, 12/01/2028
(g)
2,305 1,774
5.88%, 11/15/2024 1,384 1,264
7.38%, 07/01/2028 6,654 3,743
7.75%, 07/01/2026 6,652 4,301
DISH Network Corp
11.75%, 11/15/2027
(g)
2,858 2,877
Gannett Holdings LLC
6.00%, 11/01/2026
(g)
375 323
GCI LLC
4.75%, 10/15/2028
(g)
520 452
Gray Escrow II Inc
5.38%, 11/15/2031
(g)
900 628
Gray Television Inc
4.75%, 10/15/2030
(f),(g)
500 352
5.88%, 07/15/2026
(g)
370 333
7.00%, 05/15/2027
(g)
435 376
Historic TW Inc
8.30%, 01/15/2036
(h)
13 14
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
1,005 773
5.25%, 08/15/2027
(g)
821 646
6.38%, 05/01/2026 1,002 866
8.38%, 05/01/2027
(f)
1,423 974
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
1,061 877
6.75%, 10/15/2027
(g)
1,265 1,183
Liberty Interactive LLC
8.25%, 02/01/2030 582 221
8.50%, 07/15/2029 331 125
McGraw-Hill Education Inc
5.75%, 08/01/2028
(g)
750 658
8.00%, 08/01/2029
(g)
856 736
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(g)
$ 1,305 $ 1,231
News Corp
3.88%, 05/15/2029
(g)
1,275 1,126
5.13%, 02/15/2032
(g)
660 604
Nexstar Media Inc
4.75%, 11/01/2028
(f),(g)
1,517 1,337
5.63%, 07/15/2027
(g)
9,528 8,957
Paramount Global
6.25%, 02/28/2057
(j)
1,412 1,094
3 Month USD LIBOR + 3.90%
6.38%, 03/30/2062
(j)
1,250 1,031
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.00%
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(g)
996 809
6.50%, 09/15/2028
(g)
6,625 3,971
Scripps Escrow II Inc
3.88%, 01/15/2029
(g)
443 368
5.38%, 01/15/2031
(f),(g)
3,173 2,419
Scripps Escrow Inc
5.88%, 07/15/2027
(g)
283 236
Sinclair Television Group Inc
4.13%, 12/01/2030
(g)
535 349
5.13%, 02/15/2027
(f),(g)
218 182
5.50%, 03/01/2030
(g)
400 211
Sirius XM Radio Inc
3.13%, 09/01/2026
(g)
1,178 1,063
3.88%, 09/01/2031
(g)
4,300 3,367
4.00%, 07/15/2028
(g)
5,005 4,355
4.13%, 07/01/2030
(g)
3,113 2,564
5.00%, 08/01/2027
(g)
1,645 1,528
5.50%, 07/01/2029
(g)
1,322 1,208
SportsNet New York
10.25%, 01/15/2025
(e),(k)
4,130 3,996
TEGNA Inc
4.63%, 03/15/2028 1,609 1,440
4.75%, 03/15/2026
(g)
658 631
5.00%, 09/15/2029 715 637
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(g)
1,400 1,280
Townsquare Media Inc
6.88%, 02/01/2026
(g)
350 337
Univision Communications Inc
4.50%, 05/01/2029
(g)
1,350 1,168
5.13%, 02/15/2025
(g)
1,959 1,920
6.63%, 06/01/2027
(g)
1,767 1,719
7.38%, 06/30/2030
(g)
1,250 1,217
8.00%, 08/15/2028
(g),(l)
163 164
UPC Broadband Finco BV
4.88%, 07/15/2031
(g)
1,360 1,142
UPC Holding BV
5.50%, 01/15/2028
(g)
455 405
Urban One Inc
7.38%, 02/01/2028
(g)
800 706
Videotron Ltd
3.63%, 06/15/2029
(f),(g)
985 857
5.13%, 04/15/2027
(g)
838 808
Virgin Media Finance PLC
5.00%, 07/15/2030
(g)
12,796 10,500
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(g)
950 814
5.50%, 05/15/2029
(g)
1,675 1,546
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(g)
660 581

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
VZ Secured Financing BV
5.00%, 01/15/2032
(g)
$ 1,545 $ 1,256
Warner Media LLC
7.63%, 04/15/2031 300 321
Ziggo Bond Co BV
5.13%, 02/28/2030
(g)
755 596
6.00%, 01/15/2027
(g)
1,625 1,512
Ziggo BV
4.88%, 01/15/2030
(g)
1,275 1,080
$ 176,904
Metal Fabrication & Hardware - 0.05%
Advanced Drainage Systems Inc
6.38%, 06/15/2030
(g)
575 569
Park-Ohio Industries Inc
6.63%, 04/15/2027 756 664
Roller Bearing Co of America Inc
4.38%, 10/15/2029
(g)
575 513
$ 1,746
Mining - 1.91%
AngloGold Ashanti Holdings PLC
6.50%, 04/15/2040 350 346
Arconic Corp
6.00%, 05/15/2025
(g)
491 498
6.13%, 02/15/2028
(g)
16,382 16,815
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(g),(l)
6,597 6,729
Century Aluminum Co
7.50%, 04/01/2028
(f),(g)
11,445 10,872
Coeur Mining Inc
5.13%, 02/15/2029
(f),(g)
895 743
Compass Minerals International Inc
6.75%, 12/01/2027
(g)
953 928
Constellium SE
3.75%, 04/15/2029
(g)
3,450 2,999
5.63%, 06/15/2028
(g)
1,055 1,005
5.88%, 02/15/2026
(g)
1,310 1,290
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(g)
2,435 2,094
4.50%, 09/15/2027
(g)
833 779
5.88%, 04/15/2030
(g)
1,160 1,112
6.13%, 04/15/2032
(g)
919 882
Hecla Mining Co
7.25%, 02/15/2028 740 733
Hudbay Minerals Inc
4.50%, 04/01/2026 1,350 1,280
6.13%, 04/01/2029 630 604
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(g)
435 431
Kaiser Aluminum Corp
4.50%, 06/01/2031
(g)
841 688
4.63%, 03/01/2028
(g)
745 669
New Gold Inc
7.50%, 07/15/2027
(g)
359 343
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(g)
15,820 —
Novelis Corp
3.25%, 11/15/2026
(g)
585 532
3.88%, 08/15/2031
(g)
2,525 2,103
4.75%, 01/30/2030
(g)
7,065 6,349
Perenti Finance Pty Ltd
6.50%, 10/07/2025
(f),(g)
615 601
Taseko Mines Ltd
7.00%, 02/15/2026
(g)
430 398
$ 61,823
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0.13%
Amsted Industries Inc
4.63%, 05/15/2030
(g)
$ 470 $ 417
5.63%, 07/01/2027
(g)
600 582
EnPro Industries Inc
5.75%, 10/15/2026 194 189
FXI Holdings Inc
12.25%, 11/15/2026
(g)
643 598
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(g)
680 672
Hillenbrand Inc
3.75%, 03/01/2031 100 85
5.00%, 09/15/2026 360 352
5.75%, 06/15/2025 327 324
LSB Industries Inc
6.25%, 10/15/2028
(g)
730 670
Trinity Industries Inc
4.55%, 10/01/2024 230 225
$ 4,114
Office & Business Equipment - 0.13%
Pitney Bowes Inc
6.88%, 03/15/2027
(f),(g)
780 589
7.25%, 03/15/2029
(g)
654 444
Xerox Corp
3.80%, 05/15/2024 215 211
4.80%, 03/01/2035 650 443
6.75%, 12/15/2039 490 378
Xerox Holdings Corp
5.00%, 08/15/2025
(f),(g)
1,206 1,157
5.50%, 08/15/2028
(g)
1,095 961
$ 4,183
Office Furnishings - 0.04%
Steelcase Inc
5.13%, 01/18/2029 1,453 1,286
Oil & Gas - 4.76%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(g)
1,080 1,072
Antero Resources Corp
7.63%, 02/01/2029
(g)
524 537
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
5.88%, 06/30/2029
(g)
230 208
7.00%, 11/01/2026
(g)
530 518
8.25%, 12/31/2028
(g)
363 360
Athabasca Oil Corp
9.75%, 11/01/2026
(g)
309 319
Baytex Energy Corp
8.50%, 04/30/2030
(g)
1,285 1,302
8.75%, 04/01/2027
(g)
900 922
Berry Petroleum Co LLC
7.00%, 02/15/2026
(g)
465 442
California Resources Corp
7.13%, 02/01/2026
(g)
880 887
Callon Petroleum Co
6.38%, 07/01/2026 275 269
7.50%, 06/15/2030
(f),(g)
6,440 6,252
8.00%, 08/01/2028
(g)
509 516
8.25%, 07/15/2025 464 464
Calumet Specialty Products Partners LP / Calumet
Finance Corp
8.13%, 01/15/2027
(g)
476 455
9.75%, 07/15/2028
(g)
886 884
11.00%, 04/15/2025
(f),(g)
269 277
Chesapeake Energy Corp
5.50%, 02/01/2026
(g)
600 591
5.88%, 02/01/2029
(g)
554 530
6.75%, 04/15/2029
(g)
4,180 4,161

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Chord Energy Corp
6.38%, 06/01/2026
(g)
$ 684 $ 679
Civitas Resources Inc
5.00%, 10/15/2026
(g)
1,160 1,095
8.38%, 07/01/2028
(g)
1,570 1,615
8.75%, 07/01/2031
(g)
2,260 2,339
CNX Resources Corp
6.00%, 01/15/2029
(g)
2,020 1,889
7.25%, 03/14/2027
(g)
585 583
7.38%, 01/15/2031
(f),(g)
5,310 5,265
Comstock Resources Inc
5.88%, 01/15/2030
(g)
16,635 14,725
6.75%, 03/01/2029
(g)
4,580 4,273
Crescent Energy Finance LLC
7.25%, 05/01/2026
(g)
815 803
9.25%, 02/15/2028
(g)
1,217 1,238
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(g)
321 302
5.63%, 10/15/2025
(g)
1,540 1,517
CVR Energy Inc
5.25%, 02/15/2025
(g)
1,060 1,029
5.75%, 02/15/2028
(g)
300 271
Earthstone Energy Holdings LLC
8.00%, 04/15/2027
(g)
500 495
9.88%, 07/15/2031
(g)
1,767 1,824
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028
(g)
750 688
Endeavor Energy Resources LP / EER Finance Inc
5.75%, 01/30/2028
(g)
1,327 1,292
Energy Ventures Gom LLC / EnVen Finance Corp
11.75%, 04/15/2026
(g)
179 185
Global Marine Inc
7.00%, 06/01/2028 500 436
Gulfport Energy Corp
8.00%, 05/17/2026 680 687
Harbour Energy PLC
5.50%, 10/15/2026
(g)
655 608
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(g)
940 870
6.00%, 04/15/2030
(g)
2,660 2,459
6.00%, 02/01/2031
(g)
4,672 4,230
6.25%, 11/01/2028
(g)
775 742
6.25%, 04/15/2032
(g)
5,547 5,042
Ithaca Energy North Sea PLC
9.00%, 07/15/2026
(g)
535 508
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp
6.00%, 08/01/2026
(g)
374 367
Matador Resources Co
5.88%, 09/15/2026 1,130 1,100
6.88%, 04/15/2028
(f),(g)
350 348
MEG Energy Corp
5.88%, 02/01/2029
(g)
7,045 6,754
7.13%, 02/01/2027
(g)
465 471
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(g)
871 813
10.50%, 05/15/2027
(g)
660 644
Murphy Oil Corp
5.75%, 08/15/2025 297 292
5.87%, 12/01/2042 245 209
5.88%, 12/01/2027 771 763
6.38%, 07/15/2028 714 711
7.05%, 05/01/2029 395 400
Nabors Industries Inc
5.75%, 02/01/2025 595 583
7.38%, 05/15/2027
(g)
655 641
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Nabors Industries Ltd
7.25%, 01/15/2026
(g)
$ 545 $ 525
7.50%, 01/15/2028
(g)
420 385
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(g)
1,475 1,464
Northern Oil and Gas Inc
8.13%, 03/01/2028
(g)
1,291 1,281
Parkland Corp
4.50%, 10/01/2029
(g)
868 766
4.63%, 05/01/2030
(g)
615 540
5.88%, 07/15/2027
(g)
475 462
Patterson-UTI Energy Inc
3.95%, 02/01/2028 440 405
5.15%, 11/15/2029 405 376
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028 925 873
7.25%, 06/15/2025 1,689 1,685
PDC Energy Inc
5.75%, 05/15/2026 1,130 1,136
6.13%, 09/15/2024 249 248
Permian Resources Operating LLC
5.38%, 01/15/2026
(g)
335 322
5.88%, 07/01/2029
(g)
10,398 9,910
6.88%, 04/01/2027
(g)
200 198
7.75%, 02/15/2026
(g)
3 3
Petrofac Ltd
9.75%, 11/15/2026
(g)
797 618
Precision Drilling Corp
6.88%, 01/15/2029
(g)
190 179
7.13%, 01/15/2026
(g)
225 223
Puma International Financing SA
5.00%, 01/24/2026
(g)
730 666
5.13%, 10/06/2024
(g)
875 866
Range Resources Corp
4.75%, 02/15/2030
(g)
430 395
4.88%, 05/15/2025 550 540
8.25%, 01/15/2029 435 453
Rockcliff Energy II LLC
5.50%, 10/15/2029
(g)
800 733
SM Energy Co
5.63%, 06/01/2025 345 338
6.63%, 01/15/2027 485 477
6.75%, 09/15/2026 375 368
Southwestern Energy Co
4.75%, 02/01/2032 795 706
5.38%, 02/01/2029 535 505
5.38%, 03/15/2030 1,039 972
5.70%, 01/23/2025 173 172
8.38%, 09/15/2028 165 171
Strathcona Resources Ltd/Alberta
6.88%, 08/01/2026
(g)
590 518
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029 1,365 1,226
4.50%, 04/30/2030 4,125 3,658
5.88%, 03/15/2028 4,337 4,218
6.00%, 04/15/2027 788 781
Talos Production Inc
12.00%, 01/15/2026 1,198 1,253
Tap Rock Resources LLC
7.00%, 10/01/2026
(g)
500 516
Teine Energy Ltd
6.88%, 04/15/2029
(g)
4,907 4,514
Transocean Inc
6.80%, 03/15/2038 1,475 1,178
7.25%, 11/01/2025
(g)
485 479
7.50%, 01/15/2026
(g)
792 778
7.50%, 04/15/2031 275 240

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Transocean Inc   (continued)
8.00%, 02/01/2027
(g)
$ 944 $ 910
8.75%, 02/15/2030
(g)
4,727 4,908
9.35%, 12/15/2041 200 175
11.50%, 01/30/2027
(g)
745 781
Transocean Poseidon Ltd
6.88%, 02/01/2027
(g)
551 547
Transocean Titan Financing Ltd
8.38%, 02/01/2028
(g)
1,885 1,947
Valaris Ltd
8.38%, 04/30/2030
(g)
388 397
Vermilion Energy Inc
5.63%, 03/15/2025
(g)
369 362
6.88%, 05/01/2030
(g)
645 598
Viper Energy Partners LP
5.38%, 11/01/2027
(g)
620 595
Vital Energy Inc
7.75%, 07/31/2029
(g)
335 286
9.50%, 01/15/2025
(f)
620 617
10.13%, 01/15/2028
(f)
245 245
W&T Offshore Inc
11.75%, 02/01/2026
(g)
410 419
$ 153,858
Oil & Gas Services - 0.27%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
985 928
6.88%, 04/01/2027
(g)
435 424
Bristow Group Inc
6.88%, 03/01/2028
(g)
415 393
CGG SA
8.75%, 04/01/2027
(f),(g)
414 350
CSI Compressco LP / CSI Compressco Finance Inc
7.50%, 04/01/2025
(g)
25 24
Enerflex Ltd
9.00%, 10/15/2027
(g)
730 735
KCA Deutag UK Finance PLC
9.88%, 12/01/2025
(g)
725 722
KLX Energy Services Holdings Inc
11.50%, 11/01/2025
(g)
455 432
Oceaneering International Inc
4.65%, 11/15/2024 453 439
6.00%, 02/01/2028 479 454
Telford Offshore Ltd
12.00%, PIK 12.00%
(h),(i),(m)
450 7
USA Compression Partners LP / USA Compression
Finance Corp
6.88%, 04/01/2026 807 800
6.88%, 09/01/2027 739 712
Weatherford International Ltd
6.50%, 09/15/2028
(g)
690 690
8.63%, 04/30/2030
(g)
1,715 1,758
$ 8,868
Packaging & Containers - 2.60%
ARD Finance SA
6.50%, PIK 7.25%; 06/30/2027
(g),(h),(i)
1,027 835
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028
(g)
749 647
4.00%, 09/01/2029
(f),(g)
22,079 18,059
6.00%, 06/15/2027
(g)
785 775
Ardagh Packaging Finance PLC / Ardagh Holdings
USA Inc
4.13%, 08/15/2026
(g)
1,680 1,574
5.25%, 04/30/2025
(g)
1,695 1,661
5.25%, 08/15/2027
(g)
894 767
5.25%, 08/15/2027
(g)
1,070 918
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Ball Corp
2.88%, 08/15/2030 $ 1,400 $ 1,155
3.13%, 09/15/2031 1,370 1,125
4.88%, 03/15/2026 1,140 1,114
5.25%, 07/01/2025 885 877
6.00%, 06/15/2029 2,486 2,486
Berry Global Inc
4.50%, 02/15/2026
(g)
296 282
5.63%, 07/15/2027
(f),(g)
500 488
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
511 480
Clearwater Paper Corp
4.75%, 08/15/2028
(g)
219 193
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
530 507
8.75%, 04/15/2030
(g)
1,070 970
Crown Americas LLC
5.25%, 04/01/2030 540 515
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 645 610
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 970 938
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 654 683
Graham Packaging Co Inc
7.13%, 08/15/2028
(g)
625 547
Graphic Packaging International LLC
3.50%, 03/15/2028
(g)
560 502
3.50%, 03/01/2029
(g)
576 502
3.75%, 02/01/2030
(g)
185 161
4.13%, 08/15/2024 350 342
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(g)
6,135 5,429
LABL Inc
6.75%, 07/15/2026
(g)
820 804
8.25%, 11/01/2029
(g)
545 452
9.50%, 11/01/2028
(g)
492 504
10.50%, 07/15/2027
(g)
925 881
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026
(g)
3,498 3,489
9.25%, 04/15/2027
(g)
1,589 1,476
OI European Group BV
4.75%, 02/15/2030
(g)
282 255
Owens-Brockway Glass Container Inc
6.38%, 08/15/2025
(g)
243 243
6.63%, 05/13/2027
(g)
415 413
7.25%, 05/15/2031
(g)
10 10
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC
4.00%, 10/15/2027
(g)
1,275 1,148
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer Inc
4.38%, 10/15/2028
(g)
685 606
Pactiv LLC
7.95%, 12/15/2025 124 125
8.38%, 04/15/2027 150 152
Sealed Air Corp
4.00%, 12/01/2027
(g)
650 599
5.00%, 04/15/2029
(g)
603 563
5.13%, 12/01/2024
(g)
480 473
5.50%, 09/15/2025
(g)
872 859
6.88%, 07/15/2033
(g)
790 826
Sealed Air Corp/Sealed Air Corp US
6.13%, 02/01/2028
(g)
1,115 1,110

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Silgan Holdings Inc
4.13%, 02/01/2028 $ 715 $ 650
Trident TPI Holdings Inc
12.75%, 12/31/2028
(g)
6,150 6,512
TriMas Corp
4.13%, 04/15/2029
(g)
541 477
Trivium Packaging Finance BV
5.50%, 08/15/2026
(g)
16,360 15,543
8.50%, 08/15/2027
(g)
780 750
$ 84,062
Pharmaceuticals - 1.10%
180 Medical Inc
3.88%, 10/15/2029
(g)
625 547
AdaptHealth LLC
4.63%, 08/01/2029
(g)
580 475
5.13%, 03/01/2030
(g)
635 525
6.13%, 08/01/2028
(g)
495 443
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
700 397
9.25%, 04/01/2026
(g)
1,006 860
Bausch Health Cos Inc
4.88%, 06/01/2028
(g)
1,540 934
5.00%, 01/30/2028
(g)
500 230
5.00%, 02/15/2029
(g)
210 96
5.25%, 01/30/2030
(g)
885 395
5.25%, 02/15/2031
(g)
260 117
5.50%, 11/01/2025
(g)
1,935 1,742
5.75%, 08/15/2027
(g)
900 579
6.13%, 02/01/2027
(g)
1,005 660
6.25%, 02/15/2029
(g)
900 417
7.00%, 01/15/2028
(g)
225 106
7.25%, 05/30/2029
(g)
400 189
9.00%, 12/15/2025
(g)
1,080 989
11.00%, 09/30/2028
(g)
2,151 1,586
14.00%, 10/15/2030
(g)
721 456
BellRing Brands Inc
7.00%, 03/15/2030
(g)
897 900
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/2028
(g)
585 533
Elanco Animal Health Inc
6.65%, 08/28/2028
(f)
605 597
Grifols SA
3.88%, 10/15/2028
(g)
EUR 3,800 3,596
4.75%, 10/15/2028
(g)
$ 3,185 2,792
Herbalife Nutrition Ltd / HLF Financing Inc
7.88%, 09/01/2025
(g)
890 846
HLF Financing Sarl LLC / Herbalife International
Inc
4.88%, 06/01/2029
(g)
11 8
Horizon Therapeutics USA Inc
5.50%, 08/01/2027
(g)
710 717
Jazz Securities DAC
4.38%, 01/15/2029
(g)
2,126 1,890
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
10.00%, 04/15/2025
(g)
360 70
11.50%, 12/15/2028
(g)
500 431
Option Care Health Inc
4.38%, 10/31/2029
(g)
353 312
Organon & Co / Organon Foreign Debt Co-Issuer
BV
4.13%, 04/30/2028
(g)
2,978 2,669
5.13%, 04/30/2031
(f),(g)
2,420 2,051
Owens & Minor Inc
4.50%, 03/31/2029
(f),(g)
555 477
6.63%, 04/01/2030
(f),(g)
1,850 1,694
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
P&L Development LLC / PLD Finance Corp
7.75%, 11/15/2025
(g)
$ 505 $ 436
Perrigo Finance Unlimited Co
3.90%, 12/15/2024 1,027 995
4.38%, 03/15/2026 1,086 1,030
4.65%, 06/15/2030 815 730
4.90%, 12/15/2044 140 109
Prestige Brands Inc
3.75%, 04/01/2031
(g)
935 785
5.13%, 01/15/2028
(g)
280 267
$ 35,678
Pipelines - 4.64%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
880 825
5.75%, 03/01/2027
(g)
735 711
5.75%, 01/15/2028
(g)
6,325 6,082
7.88%, 05/15/2026
(g)
603 616
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.63%, 07/15/2026
(g)
580 570
7.63%, 12/15/2025
(g)
690 692
Buckeye Partners LP
4.13%, 03/01/2025
(g)
850 818
4.13%, 12/01/2027 435 394
4.35%, 10/15/2024 295 287
4.50%, 03/01/2028
(g)
5,240 4,732
5.60%, 10/15/2044 2,594 1,920
5.85%, 11/15/2043 3,190 2,468
CNX Midstream Partners LP
4.75%, 04/15/2030
(g)
8,819 7,644
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(g)
10,475 9,527
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
688 654
5.75%, 04/01/2025 589 580
6.00%, 02/01/2029
(g)
1,060 999
7.38%, 02/01/2031
(g)
705 703
8.00%, 04/01/2029
(g)
634 645
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 665 652
7.13%, 06/01/2028
(g)
556 514
DT Midstream Inc
4.13%, 06/15/2029
(g)
1,534 1,360
4.38%, 06/15/2031
(g)
1,560 1,354
EnLink Midstream LLC
5.38%, 06/01/2029 834 794
5.63%, 01/15/2028
(g)
382 373
6.50%, 09/01/2030
(g)
3,310 3,331
EnLink Midstream Partners LP
4.15%, 06/01/2025 478 460
4.85%, 07/15/2026 754 733
5.05%, 04/01/2045 250 199
5.45%, 06/01/2047 567 469
5.60%, 04/01/2044 593 488
EQM Midstream Partners LP
4.00%, 08/01/2024 792 775
4.13%, 12/01/2026 258 242
4.50%, 01/15/2029
(g)
580 530
4.75%, 01/15/2031
(g)
6,740 6,018
5.50%, 07/15/2028 563 542
6.50%, 07/01/2027
(g)
786 782
6.50%, 07/15/2048 490 448
7.50%, 06/01/2027
(g)
638 647
7.50%, 06/01/2030
(g)
376 388

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
FTAI Infra Escrow Holdings LLC
10.50%, 06/01/2027
(g)
$ 425 $ 423
Genesis Energy LP / Genesis Energy Finance Corp
6.25%, 05/15/2026 249 238
6.50%, 10/01/2025 701 694
7.75%, 02/01/2028 1,005 977
8.00%, 01/15/2027 9,650 9,498
8.88%, 04/15/2030 3,975 3,965
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029 456 428
7.00%, 08/01/2027 357 349
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
1,046 1,028
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
765 671
5.13%, 06/15/2028
(g)
635 600
5.50%, 10/15/2030
(g)
3,505 3,295
5.63%, 02/15/2026
(g)
901 887
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(g)
7,530 7,044
6.38%, 04/15/2027
(g)
500 498
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027
(g)
340 328
ITT Holdings LLC
6.50%, 08/01/2029
(g)
1,140 975
Kinetik Holdings LP
5.88%, 06/15/2030
(g)
1,600 1,538
New Fortress Energy Inc
6.50%, 09/30/2026
(g)
2,609 2,394
6.75%, 09/15/2025
(g)
5,056 4,814
NGL Energy Operating LLC / NGL Energy Finance
Corp
7.50%, 02/01/2026
(g)
2,324 2,303
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025 431 422
7.50%, 04/15/2026 551 523
Northriver Midstream Finance LP
5.63%, 02/15/2026
(g)
558 533
NuStar Logistics LP
5.63%, 04/28/2027 485 471
5.75%, 10/01/2025 705 693
6.00%, 06/01/2026 640 630
6.38%, 10/01/2030 620 598
Rockies Express Pipeline LLC
3.60%, 05/15/2025
(g)
800 762
4.80%, 05/15/2030
(g)
4,381 3,888
4.95%, 07/15/2029
(g)
4,420 4,060
6.88%, 04/15/2040
(g)
655 593
7.50%, 07/15/2038
(g)
630 579
Southeast Supply Header LLC
4.25%, 06/15/2024
(g)
515 485
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.75%, 04/15/2025 300 271
8.50%, 10/15/2026
(g),(h)
915 899
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
5.50%, 01/15/2028
(g)
872 802
6.00%, 03/01/2027
(g)
691 655
6.00%, 12/31/2030
(g)
1,220 1,083
6.00%, 09/01/2031
(g)
565 491
7.50%, 10/01/2025
(g)
615 616
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(g)
$ 1,570 $ 1,359
3.88%, 11/01/2033
(g)
1,665 1,351
4.13%, 08/15/2031
(g)
1,470 1,247
6.25%, 01/15/2030
(g)
4,300 4,204
Venture Global LNG Inc
8.13%, 06/01/2028
(g)
1,587 1,613
8.38%, 06/01/2031
(g)
16,066 16,303
$ 150,044
Real Estate - 0 .25%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(g)
960 880
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(g)
496 469
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(g)
561 552
Howard Hughes Corp/The
4.13%, 02/01/2029
(g)
755 638
4.38%, 02/01/2031
(g)
933 768
5.38%, 08/01/2028
(g)
910 835
Hunt Cos Inc
5.25%, 04/15/2029
(g)
500 397
Kennedy-Wilson Inc
4.75%, 03/01/2029 673 548
4.75%, 02/01/2030 660 515
5.00%, 03/01/2031 888 688
Realogy Group LLC / Realogy Co-Issuer Corp
5.25%, 04/15/2030
(g)
1,480 1,066
5.75%, 01/15/2029
(g)
1,125 832
$ 8,188
REITs - 1.67%
Apollo Commercial Real Estate Finance Inc
4.63%, 06/15/2029
(g)
577 462
Blackstone Mortgage Trust Inc
3.75%, 01/15/2027
(g)
1,251 1,076
Brookfield Property REIT Inc / BPR Cumulus LLC /
BPR Nimbus LLC / GGSI Sellco LL
4.50%, 04/01/2027
(g)
846 732
5.75%, 05/15/2026
(g)
850 797
CTR Partnership LP / CareTrust Capital Corp
3.88%, 06/30/2028
(g)
460 409
Diversified Healthcare Trust
4.38%, 03/01/2031 610 445
4.75%, 02/15/2028 530 388
9.75%, 06/15/2025 545 539
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
2,905 2,624
3.75%, 09/15/2030
(g)
630 504
6.00%, 04/15/2025
(g)
430 423
Iron Mountain Inc
4.50%, 02/15/2031
(g)
1,927 1,661
4.88%, 09/15/2027
(g)
1,361 1,277
4.88%, 09/15/2029
(g)
1,540 1,389
5.00%, 07/15/2028
(g)
750 694
5.25%, 03/15/2028
(g)
1,248 1,171
5.25%, 07/15/2030
(g)
2,057 1,860
5.63%, 07/15/2032
(g)
1,044 941
7.00%, 02/15/2029
(g)
1,540 1,545
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(g)
1,310 1,134

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(g)
$ 415 $ 373
4.75%, 06/15/2029
(g)
619 522
5.25%, 10/01/2025
(g)
294 282
MPT Operating Partnership LP / MPT Finance Corp
0.99%, 10/15/2026 EUR 6,400 5,442
3.50%, 03/15/2031 $ 1,462 1,055
4.63%, 08/01/2029 1,040 826
5.00%, 10/15/2027 1,561 1,368
Necessity Retail REIT Inc/The / American Finance
Operating Partner LP
4.50%, 09/30/2028
(g)
455 353
Office Properties Income Trust
2.40%, 02/01/2027 983 665
2.65%, 06/15/2026 810 602
3.45%, 10/15/2031 654 344
4.25%, 05/15/2024 572 538
4.50%, 02/01/2025 1,979 1,744
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
1,020 891
5.88%, 10/01/2028
(g)
854 788
7.50%, 06/01/2025
(g)
625 628
RHP Hotel Properties LP / RHP Finance Corp
4.50%, 02/15/2029
(g)
600 535
4.75%, 10/15/2027 795 748
7.25%, 07/15/2028
(g)
688 698
Rithm Capital Corp
6.25%, 10/15/2025
(g)
620 590
RLJ Lodging Trust LP
3.75%, 07/01/2026
(g)
500 461
4.00%, 09/15/2029
(g)
823 690
SBA Communications Corp
3.13%, 02/01/2029 1,755 1,480
3.88%, 02/15/2027 1,635 1,506
Service Properties Trust
3.95%, 01/15/2028 225 176
4.35%, 10/01/2024 918 881
4.38%, 02/15/2030 220 164
4.50%, 03/15/2025 645 608
4.75%, 10/01/2026 510 446
4.95%, 02/15/2027 615 527
5.25%, 02/15/2026 650 593
5.50%, 12/15/2027 851 747
7.50%, 09/15/2025 896 886
Starwood Property Trust Inc
3.63%, 07/15/2026
(g)
374 331
3.75%, 12/31/2024
(g)
349 333
4.38%, 01/15/2027
(g)
540 479
4.75%, 03/15/2025 516 498
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(g)
699 462
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
4.75%, 04/15/2028
(g)
200 167
6.50%, 02/15/2029
(g)
1,165 810
10.50%, 02/15/2028
(g)
1,397 1,389
XHR LP
4.88%, 06/01/2029
(g)
890 774
6.38%, 08/15/2025
(g)
505 496
$ 53,967
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail - 5.06%
1011778 BC ULC / New Red Finance Inc
3.50%, 02/15/2029
(g)
$ 948 $ 833
3.88%, 01/15/2028
(g)
1,583 1,450
4.00%, 10/15/2030
(g)
22,957 19,728
4.38%, 01/15/2028
(g)
655 605
5.75%, 04/15/2025
(g)
370 368
99 Escrow Issuer Inc
7.50%, 01/15/2026
(g)
460 178
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(g)
410 416
Academy Ltd
6.00%, 11/15/2027
(g)
535 517
Arko Corp
5.13%, 11/15/2029
(g)
415 345
Asbury Automotive Group Inc
4.50%, 03/01/2028 500 458
4.63%, 11/15/2029
(g)
874 773
4.75%, 03/01/2030 662 585
5.00%, 02/15/2032
(g)
957 834
At Home Group Inc
4.88%, 07/15/2028
(g)
355 201
7.13%, 07/15/2029
(g)
580 348
Bath & Body Works Inc
5.25%, 02/01/2028 611 582
6.63%, 10/01/2030
(g)
1,520 1,469
6.69%, 01/15/2027 300 301
6.75%, 07/01/2036 700 637
6.88%, 11/01/2035 1,349 1,252
6.95%, 03/01/2033 590 534
7.50%, 06/15/2029
(f)
763 773
7.60%, 07/15/2037 717 638
9.38%, 07/01/2025
(g)
409 432
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(g),(h),(i)
630 571
Beacon Roofing Supply Inc
4.13%, 05/15/2029
(g)
578 511
4.50%, 11/15/2026
(f),(g)
401 382
6.50%, 08/01/2030
(g)
1,000 1,002
Bloomin' Brands Inc / OSI Restaurant Partners LLC
5.13%, 04/15/2029
(g)
345 313
BlueLinx Holdings Inc
6.00%, 11/15/2029
(g)
205 184
Brinker International Inc
5.00%, 10/01/2024
(g)
235 232
8.25%, 07/15/2030
(g)
2,458 2,471
Carrols Restaurant Group Inc
5.88%, 07/01/2029
(g)
300 253
Carvana Co
4.88%, 09/01/2029
(g)
1,107 686
5.50%, 04/15/2027
(g)
770 564
5.88%, 10/01/2028
(g)
500 303
10.25%, 05/01/2030
(g)
3,750 3,052
CEC Entertainment LLC
6.75%, 05/01/2026
(g)
740 712
Dave & Buster's Inc
7.63%, 11/01/2025
(g)
240 242
eG Global Finance PLC
6.75%, 02/07/2025
(g)
758 747
8.50%, 10/30/2025
(g)
585 579
Evergreen Acqco 1 LP / TVI Inc
9.75%, 04/26/2028
(g)
589 614
Ferrellgas LP / Ferrellgas Finance Corp
5.38%, 04/01/2026
(g)
636 599
5.88%, 04/01/2029
(g)
911 783

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
$ 1,064 $ 928
6.75%, 01/15/2030
(g)
1,365 1,171
FirstCash Inc
4.63%, 09/01/2028
(g)
715 638
5.63%, 01/01/2030
(g)
636 587
Foot Locker Inc
4.00%, 10/01/2029
(g)
485 377
Foundation Building Materials Inc
6.00%, 03/01/2029
(g)
642 556
Gap Inc/The
3.63%, 10/01/2029
(g)
1,151 858
3.88%, 10/01/2031
(g)
600 429
GPS Hospitality Holding Co LLC / GPS Finco Inc
7.00%, 08/15/2028
(g)
420 276
Group 1 Automotive Inc
4.00%, 08/15/2028
(g)
1,100 974
Guitar Center Inc
8.50%, 01/15/2026
(g)
595 547
IRB Holding Corp
7.00%, 06/15/2025
(g)
8,722 8,765
Ken Garff Automotive LLC
4.88%, 09/15/2028
(g)
330 289
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(g)
824 796
Kohl's Corp
4.25%, 07/17/2025
(f)
1,177 1,103
4.62%, 05/01/2031
(f)
1,900 1,403
5.55%, 07/17/2045 1,479 949
LBM Acquisition LLC
6.25%, 01/15/2029
(g)
5,313 4,581
LCM Investments Holdings II LLC
4.88%, 05/01/2029
(g)
780 681
8.25%, 08/01/2031
(f),(g)
3,650 3,708
Lithia Motors Inc
3.88%, 06/01/2029
(g)
1,060 913
4.38%, 01/15/2031
(g)
884 760
4.63%, 12/15/2027
(g)
586 542
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(g)
14,125 13,243
Macy's Retail Holdings LLC
4.30%, 02/15/2043 265 164
4.50%, 12/15/2034 200 146
5.13%, 01/15/2042 379 262
5.88%, 04/01/2029
(f),(g)
800 743
5.88%, 03/15/2030
(g)
1,285 1,160
6.38%, 03/15/2037 670 517
Marks & Spencer PLC
7.13%, 12/01/2037
(g)
200 187
Michaels Cos Inc/The
5.25%, 05/01/2028
(f),(g)
835 710
7.88%, 05/01/2029
(g)
1,541 1,098
Murphy Oil USA Inc
3.75%, 02/15/2031
(g)
540 458
4.75%, 09/15/2029 832 763
5.63%, 05/01/2027 626 609
NMG Holding Co Inc / Neiman Marcus Group LLC
7.13%, 04/01/2026
(g)
1,500 1,402
Nordstrom Inc
4.00%, 03/15/2027
(f)
400 363
4.25%, 08/01/2031 960 757
4.38%, 04/01/2030
(f)
1,062 896
5.00%, 01/15/2044 1,175 801
6.95%, 03/15/2028
(f)
675 669
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Papa John's International Inc
3.88%, 09/15/2029
(g)
$ 585 $ 500
Park River Holdings Inc
5.63%, 02/01/2029
(g)
421 337
6.75%, 08/01/2029
(g)
4,175 3,382
Patrick Industries Inc
4.75%, 05/01/2029
(g)
840 725
7.50%, 10/15/2027
(g)
435 427
Penske Automotive Group Inc
3.75%, 06/15/2029 500 432
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g)
1,080 990
7.75%, 02/15/2029
(g)
1,637 1,597
QVC Inc
4.38%, 09/01/2028 1,021 580
4.45%, 02/15/2025 920 783
4.75%, 02/15/2027 595 385
4.85%, 04/01/2024 910 864
5.45%, 08/15/2034 450 221
5.95%, 03/15/2043 310 153
Rite Aid Corp
7.50%, 07/01/2025
(g)
305 180
7.70%, 02/15/2027 22 5
8.00%, 11/15/2026
(g)
889 444
Sally Holdings LLC / Sally Capital Inc
5.63%, 12/01/2025 300 298
Sizzling Platter LLC / Sizzling Platter Finance Corp
8.50%, 11/28/2025
(g)
215 212
Sonic Automotive Inc
4.63%, 11/15/2029
(g)
3,075 2,634
4.88%, 11/15/2031
(g)
587 487
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(g)
15,992 15,220
SRS Distribution Inc
4.63%, 07/01/2028
(g)
625 566
6.00%, 12/01/2029
(g)
8,765 7,604
6.13%, 07/01/2029
(g)
525 461
Staples Inc
7.50%, 04/15/2026
(g)
2,292 1,894
10.75%, 04/15/2027
(g)
1,185 678
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(g)
6,047 5,160
5.88%, 03/01/2027 308 301
Superior Plus LP / Superior General Partner Inc
4.50%, 03/15/2029
(g)
690 606
TPro Acquisition Corp
11.00%, 10/15/2024
(g)
25 25
Victoria's Secret & Co
4.63%, 07/15/2029
(g)
925 694
White Cap Buyer LLC
6.88%, 10/15/2028
(g)
3,520 3,171
Yum! Brands Inc
3.63%, 03/15/2031 1,279 1,096
4.63%, 01/31/2032 1,540 1,395
4.75%, 01/15/2030
(g)
1,410 1,315
5.35%, 11/01/2043 408 366
5.38%, 04/01/2032 1,370 1,297
6.88%, 11/15/2037 300 321
$ 163,642
Semiconductors - 0.13%
Amkor Technology Inc
6.63%, 09/15/2027
(g)
500 501
ams-OSRAM AG
7.00%, 07/31/2025
(g)
635 557

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Entegris Escrow Corp
5.95%, 06/15/2030
(g)
$ 900 $ 863
Entegris Inc
3.63%, 05/01/2029
(f),(g)
603 522
4.38%, 04/15/2028
(g)
880 801
ON Semiconductor Corp
3.88%, 09/01/2028
(g)
710 643
Synaptics Inc
4.00%, 06/15/2029
(g)
285 245
$ 4,132
Software - 3.30%
ACI Worldwide Inc
5.75%, 08/15/2026
(g)
3,540 3,490
Alteryx Inc
8.75%, 03/15/2028
(f),(g)
615 598
AthenaHealth Group Inc
6.50%, 02/15/2030
(g)
2,780 2,356
Black Knight InfoServ LLC
3.63%, 09/01/2028
(g)
1,315 1,203
Boxer Parent Co Inc
7.13%, 10/02/2025
(g)
920 925
9.13%, 03/01/2026
(g)
950 950
Camelot Finance SA
4.50%, 11/01/2026
(g)
705 665
Capstone Borrower Inc
8.00%, 06/15/2030
(f),(g)
7,325 7,252
Castle US Holding Corp
9.50%, 02/15/2028
(g)
325 184
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(g)
1,040 1,029
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(g)
7,705 6,868
4.88%, 07/01/2029
(f),(g)
9,646 8,569
Cloud Software Group Inc
6.50%, 03/31/2029
(g)
5,235 4,712
9.00%, 09/30/2029
(g)
4,449 3,985
Consensus Cloud Solutions Inc
6.00%, 10/15/2026
(f),(g)
440 407
6.50%, 10/15/2028
(g)
272 235
CWT Travel Group Inc
8.50%, 11/19/2026
(g)
7,495 3,598
Dun & Bradstreet Corp/The
5.00%, 12/15/2029
(f),(g)
460 405
Elastic NV
4.13%, 07/15/2029
(g)
670 581
Fair Isaac Corp
4.00%, 06/15/2028
(g)
1,262 1,158
5.25%, 05/15/2026
(g)
495 486
Helios Software Holdings Inc / ION Corporate
Solutions Finance Sarl
4.63%, 05/01/2028
(g)
520 450
MicroStrategy Inc
6.13%, 06/15/2028
(g)
300 269
Open Text Corp
3.88%, 02/15/2028
(g)
1,635 1,454
3.88%, 12/01/2029
(g)
1,270 1,074
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
1,535 1,316
4.13%, 12/01/2031
(g)
845 700
Playtika Holding Corp
4.25%, 03/15/2029
(g)
13,748 12,133
PTC Inc
3.63%, 02/15/2025
(g)
585 565
4.00%, 02/15/2028
(g)
511 469
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Rackspace Technology Global Inc
3.50%, 02/15/2028
(g)
$ 715 $ 320
5.38%, 12/01/2028
(g)
331 92
ROBLOX Corp
3.88%, 05/01/2030
(g)
750 630
Rocket Software Inc
6.50%, 02/15/2029
(g)
620 530
RRD Parent Inc
10.00%, PIK 10.00%; 10/15/2031
(g),(h),(i)
825 1,394
SS&C Technologies Inc
5.50%, 09/30/2027
(g)
19,140 18,491
Twilio Inc
3.63%, 03/15/2029 336 288
3.88%, 03/15/2031
(f)
6,682 5,661
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 09/01/2025
(g)
2,580 2,115
West Technology Group LLC
8.50%, 10/15/2025
(g)
776 700
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(g)
9,640 8,280
$ 106,587
Telecommunications - 3.52%
Altice France Holding SA
6.00%, 02/15/2028
(g)
1,300 484
10.50%, 05/15/2027
(g)
2,050 867
Altice France SA/France
5.13%, 01/15/2029
(g)
1,388 967
5.13%, 07/15/2029
(g)
2,641 1,850
5.50%, 01/15/2028
(g)
1,135 833
5.50%, 10/15/2029
(g)
1,900 1,349
8.13%, 02/01/2027
(g)
1,845 1,509
British Telecommunications PLC
4.25%, 11/23/2081
(g),(j)
900 797
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
4.88%, 11/23/2081
(g),(j)
1,020 836
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Ciena Corp
4.00%, 01/31/2030
(g)
300 263
CommScope Inc
4.75%, 09/01/2029
(g)
8,489 6,540
6.00%, 03/01/2026
(g)
925 849
7.13%, 07/01/2028
(g)
1,675 1,105
8.25%, 03/01/2027
(g)
6,140 4,648
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
1,060 707
6.00%, 06/15/2025
(g)
2,721 2,467
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(g)
2,595 2,488
Consolidated Communications Inc
5.00%, 10/01/2028
(g)
200 148
6.50%, 10/01/2028
(g)
500 392
Embarq Corp
8.00%, 06/01/2036 1,828 1,033
Frontier Communications Holdings LLC
5.00%, 05/01/2028
(g)
1,480 1,254
5.88%, 10/15/2027
(g)
1,360 1,246
5.88%, 11/01/2029 745 546
6.00%, 01/15/2030
(g)
1,185 861
6.75%, 05/01/2029
(g)
1,365 1,055
8.75%, 05/15/2030
(g)
1,306 1,260
Frontier Florida LLC
6.86%, 02/01/2028 740 681
Frontier North Inc
6.73%, 02/15/2028 100 93

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
GoTo Group Inc
5.50%, 09/01/2027
(g)
$ 1,100 $ 632
Hughes Satellite Systems Corp
5.25%, 08/01/2026 1,140 1,060
6.63%, 08/01/2026
(f)
1,475 1,332
Iliad Holding SASU
6.50%, 10/15/2026
(g)
1,332 1,277
7.00%, 10/15/2028
(g)
5,325 4,999
Intelsat Jackson Holdings SA
6.50%, 03/15/2030
(g)
3,241 2,961
Level 3 Financing Inc
3.40%, 03/01/2027
(g)
1,159 1,022
3.63%, 01/15/2029
(g)
7,118 4,699
3.75%, 07/15/2029
(g)
4,465 2,928
3.88%, 11/15/2029
(g)
1,015 863
4.25%, 07/01/2028
(g)
3,859 2,731
4.63%, 09/15/2027
(g)
1,722 1,308
10.50%, 05/15/2030
(g)
1,140 1,181
Lumen Technologies Inc
4.00%, 02/15/2027
(g)
1,276 839
4.50%, 01/15/2029
(g)
1,000 410
7.60%, 09/15/2039 667 243
7.65%, 03/15/2042 580 213
Rogers Communications Inc
5.25%, 03/15/2082
(f),(g),(j)
673 621
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
Telecom Italia Capital SA
6.00%, 09/30/2034 1,114 901
6.38%, 11/15/2033 1,129 956
7.20%, 07/18/2036 972 835
7.72%, 06/04/2038 1,090 969
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(g)
424 249
5.63%, 12/06/2026
(f),(g)
789 473
6.50%, 10/15/2027
(g)
373 149
United States Cellular Corp
6.70%, 12/15/2033 374 324
Viasat Inc
5.63%, 09/15/2025
(g)
14,450 13,547
5.63%, 04/15/2027
(g)
2,562 2,308
6.50%, 07/15/2028
(g)
8,676 6,681
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
614 527
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(g)
1,665 1,379
4.75%, 07/15/2031
(g)
11,860 10,012
Vodafone Group PLC
3.25%, 06/04/2081
(j)
13 11
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(j)
1,432 1,139
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
5.13%, 06/04/2081
(j)
1,000 727
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
7.00%, 04/04/2079
(j)
3,035 3,120
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(g)
1,420 1,196
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g)
1,225 876
6.13%, 03/01/2028
(g)
1,535 946
$ 113,772
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0 .17%
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(g)
$ 645 $ 574
Danaos Corp
8.50%, 03/01/2028
(g)
590 596
First Student Bidco Inc / First Transit Parent Inc
4.00%, 07/31/2029
(g)
720 610
Rand Parent LLC
8.50%, 02/15/2030
(f),(g)
1,187 1,116
Seaspan Corp
5.50%, 08/01/2029
(g)
788 642
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(g)
715 685
Western Global Airlines LLC
10.38%, 08/15/2025
(g)
345 2
XPO CNW Inc
6.70%, 05/01/2034 838 828
XPO Escrow Sub LLC
7.50%, 11/15/2027
(g)
300 310
$ 5,363
Trucking & Leasing - 0.11%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(g),(j)
400 391
CME Term Secured Overnight Financing
Rate 3 Month + 4.56%
Fortress Transportation and Infrastructure Investors
LLC
5.50%, 05/01/2028
(g)
1,175 1,086
6.50%, 10/01/2025
(g)
886 878
9.75%, 08/01/2027
(g)
416 433
NAC Aviation 29 DAC
4.75%, 06/30/2026 858 761
$ 3,549
Water - 0.01%
Solaris Midstream Holdings LLC
7.63%, 04/01/2026
(g)
329 323
TOTAL BONDS $ 2,811,928
SENIOR FLOATING RATE INTERESTS
- 9.06%
Principal
Amount (000's) Value (000's)
Advertising - 0.28%
ABG Intermediate Holdings 2 LLC
11.20%, 12/20/2029
(n)
$ 1,910 $ 1,857
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Clear Channel Outdoor Holdings Inc
8.78%, 08/07/2026
(n)
7,356 7,114
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 8,971
Automobile Parts & Equipment - 0.40%
First Brands Group LLC
10.25%, 03/24/2027
(n)
7,765 7,666
CME Term Secured Overnight Financing
Rate 6 Month + 5.00%
14.13%, 03/24/2028
(n)
5,625 5,196
6 Month USD LIBOR + 8.50%
$ 12,862
Building Materials - 0.15%
CP Iris Holdco I Inc
12.20%, 09/15/2029
(n)
5,920 4,854
1 Month USD LIBOR + 7.00%
Chemicals - 0.20%
Aruba Investments Holdings LLC
12.94%, 10/27/2028
(n)
7,275 6,547
1 Month USD LIBOR + 7.75%

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0.99%
KUEHG Corp
10.24%, 05/22/2030
(n)
$ 7,815 $ 7,772
3 Month USD LIBOR + 5.00%
Learning Care Group US No 2 Inc
8.87%, 03/13/2025
(n)
12,793 12,765
3 Month USD LIBOR + 3.25%
12.89%, 03/13/2026
(n)
6,510 6,429
3 Month USD LIBOR + 7.50%
13.92%, 03/13/2025
(n)
1,191 1,188
1 Month USD LIBOR + 8.50%
RLG Holdings LLC
12.72%, 07/06/2029
(n)
4,310 3,960
1 Month USD LIBOR + 7.50%
$ 32,114
Consumer Products - 0.07%
VC GB Holdings I Corp
12.23%, 06/29/2029
(n)
2,670 2,336
3 Month USD LIBOR + 6.75%
Distribution & Wholesale - 0.16%
Infinite Bidco LLC
12.50%, 02/24/2029
(n)
5,910 5,024
3 Month USD LIBOR + 7.00%
Engineering & Construction - 0.34%
Brand Industrial Services Inc
9.64%, 06/21/2024
(n)
11,066 11,032
3 Month USD LIBOR + 4.25%
Entertainment - 0.15%
NAI Entertainment Holdings LLC
7.70%, 05/08/2025
(n)
5,231 4,865
3 Month USD LIBOR + 2.50%
Food - 0.05%
Quirch Foods Holdings LLC
9.99%, 10/26/2027
(n)
1,513 1,476
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Healthcare - Services - 0.90%
Aveanna Healthcare LLC
12.48%, 12/09/2029
(n)
9,190 5,881
1 Month USD LIBOR + 7.00%
Eyecare Partners LLC
9.84%, 11/15/2028
(n)
2,209 1,731
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
12.25%, 10/14/2029
(n)
5,540 3,130
3 Month USD LIBOR + 6.75%
12.25%, 10/14/2029
(n)
1,975 1,116
3 Month USD LIBOR + 6.75%
Medical Solutions Holdings Inc
12.36%, 10/05/2029
(n)
5,510 4,890
1 Month USD LIBOR + 7.00%
National Mentor Holdings Inc
12.59%, 03/02/2029
(n)
3,475 1,737
3 Month USD LIBOR + 7.25%
Sound Inpatient Physicians Holdings LLC
12.02%, 06/26/2026
(n)
4,875 1,219
1 Month USD LIBOR + 6.75%
Surgery Center Holdings Inc
9.12%, 09/03/2026
(n)
9,390 9,386
1 Month USD LIBOR + 3.75%
$ 29,090
Home Builders - 0.18%
Tecta America Corp
13.72%, 04/09/2029
(n)
6,350 5,940
1 Month USD LIBOR + 8.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 1.16%
Asurion LLC
9.45%, 08/18/2028
(n)
$ 4,829 $ 4,624
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
10.44%, 01/20/2029
(n)
9,601 8,368
1 Month USD LIBOR + 5.25%
10.44%, 01/20/2029
(n)
12,025 10,480
1 Month USD LIBOR + 5.25%
10.47%, 01/31/2028
(n)
15,800 14,000
1 Month USD LIBOR + 5.25%
$ 37,472
Internet - 0.78%
CNT Holdings I Corp
12.05%, 11/06/2028
(n)
7,739 7,584
1 Month USD LIBOR + 6.75%
MH Sub I LLC
11.35%, 02/12/2029
(n)
10,480 9,075
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Ten-X LLC
10.38%, 05/26/2028
(n)
9,036 8,562
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
$ 25,221
Investment Companies - 0.50%
Nexus Buyer LLC
11.45%, 11/05/2029
(n)
1,560 1,404
1 Month USD LIBOR + 6.25%
11.45%, 11/05/2029
(n)
16,395 14,755
1 Month USD LIBOR + 6.25%
$ 16,159
Machinery - Diversified - 0.56%
Engineered Machinery Holdings Inc
11.54%, 05/21/2029
(n)
17,631 16,661
3 Month USD LIBOR + 6.00%
12.04%, 05/04/2029
(n)
1,610 1,522
3 Month USD LIBOR + 6.50%
$ 18,183
Mining - 0.11%
Artic Canadian Diamond Co Ltd
10.00%, 12/31/2027
(e),(n)
3,592 3,592
1 Month USD LIBOR + 5.00%
Pharmaceuticals - 0.10%
Packaging Coordinators Midco Inc
9.00%, 11/30/2027
(n)
3,351 3,320
3 Month USD LIBOR + 3.75%
Semiconductors - 0.09%
Altar Bidco Inc
10.49%, 02/01/2030
(n)
3,040 2,772
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Software - 1.62%
Applied Systems Inc
11.99%, 09/19/2027
(n)
14,341 14,341
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Ascend Learning LLC
10.95%, 12/10/2029
(n)
1,050 894
1 Month USD LIBOR + 5.75%
AthenaHealth Group Inc
8.81%, 02/15/2029
(n)
4,538 4,398
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Cloudera Inc
11.42%, 10/08/2029
(n)
1,790 1,670
1 Month USD LIBOR + 6.00%

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Loyalty Ventures Inc
0.00%, 11/03/2027
(d),(n)
$ 3,294 $ 329
1 Month USD LIBOR + 4.50%
Mitchell International Inc
11.69%, 10/15/2029
(n)
5,150 4,596
3 Month USD LIBOR + 6.50%
Skopima Consilio Parent LLC
12.69%, 05/14/2029
(n)
4,920 4,453
1 Month USD LIBOR + 7.50%
UKG Inc
10.62%, 05/03/2027
(n)
6,020 5,934
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
10.62%, 05/03/2027
(n)
16,125 15,893
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
$ 52,508
Telecommunications - 0.09%
Xplornet Communications Inc
12.22%, 09/30/2029
(n)
6,100 2,913
1 Month USD LIBOR + 7.00%
Transportation - 0.18%
ASP LS Acquisition Corp
12.69%, 04/30/2029
(n)
7,320 5,636
6 Month USD LIBOR + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 292,887
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1.17%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 1.17%
5.08%, 08/22/2023
(o)
$ 5,000 $ 4,985
5.20%, 09/05/2023
(o)
19,650 19,550
5.21%, 08/03/2023
(o)
8,575 8,572
5.23%, 09/14/2023
(o)
4,725 4,695
$ 37,802
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 37,802
Total Investments $ 3,342,244
Other Assets and Liabilities -  (3.37)% (109,104)
TOTAL NET ASSETS - 100.00% $ 3,233,140
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $127,924 or
3.96% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $123,131 or 3.81% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,279,146 or 70.49% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(l) Security purchased on a when-issued basis.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Consumer, Cyclical 21.64%
Financial 14 .15%
Consumer, Non-cyclical 13.95%
Communications 12.73%
Industrial 11.87%
Energy 10.21%
Technology 6.06%
Money Market Funds 5.65%
Basic Materials 4.78%
Government 1.17%
Utilities 1.11%
Diversified 0.05%
Other Assets and Liabilities
(3.37)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 1,110,989 $ 968,541 $ 142,448
Principal Government Money Market Fund - Institutional Class 5.14% 66,206 236,293 302,499 —
$ 66,206 $ 1,347,282 $ 1,271,040 $ 142,448
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 1,658 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 195 — — —
$ 1,853 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
High Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 $ 4,576 $ — 0.00%
Specialty Steel   15.53%, 11/15/2026 06/04/2021 8,680 8,680 0.27%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 3,996 0.12%
Total $ 12,676 0.39%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 09/18/2023 $ 9,259 EUR 8,343 $ 66 $ (1)
Total $ 66 $ (1)
Amounts in thousands.

Schedule of Investments
High Yield Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .00 % Shares Held Value (000's)
Money Market Funds - 6 .00%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
5,846,219 $ 5,846
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(b),(c)
137,953,644 137,954
$ 143,800
TOTAL INVESTMENT COMPANIES $ 143,800
COMMON STOCKS - 0 .10 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
103,250 $ —
Oil & Gas - 0 .04%
Mesquite Energy Inc
(d),(e)
15,341 1,087
Retail - 0 .06%
Claire's Holdings LLC
(d)
4,036 1,362
TOTAL COMMON STOCKS $ 2,449
BONDS - 85 .27%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2 .01%
Bombardier Inc
7.13%, 06/15/2026
(f)
$ 7,890 $ 7,828
7.50%, 02/01/2029
(f)
2,415 2,393
TransDigm Inc
4.88%, 05/01/2029
(g)
2,980 2,681
6.25%, 03/15/2026
(f)
12,880 12,811
6.38%, 06/15/2026 3,495 3,459
7.50%, 03/15/2027 3,875 3,873
Triumph Group Inc
7.75%, 08/15/2025 11,930 11,520
9.00%, 03/15/2028
(f)
3,605 3,703
$ 48,268
Airlines - 0 .74%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 2,853 2,469
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(f)
1,525 1,476
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
11,525 10,879
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 07/07/2027 3,256 2,997
$ 17,821
Automobile Manufacturers - 1 .94%
Ford Motor Co
3.25%, 02/12/2032 20,550 16,247
4.75%, 01/15/2043 3,650 2,856
9.63%, 04/22/2030 1,225 1,430
Ford Motor Credit Co LLC
2.70%, 08/10/2026 3,455 3,097
3.38%, 11/13/2025 4,735 4,427
4.39%, 01/08/2026 8,720 8,287
4.54%, 08/01/2026 9,495 8,973
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025
(f)
1,079 1,092
$ 46,409
Automobile Parts & Equipment - 1 .30%
American Axle & Manufacturing Inc
6.25%, 03/15/2026 2,239 2,183
6.88%, 07/01/2028
(g)
9,835 9,304
Dana Inc
4.25%, 09/01/2030 6,930 5,922
4.50%, 02/15/2032 1,810 1,509
5.38%, 11/15/2027 6,615 6,335
5.63%, 06/15/2028
(g)
3,465 3,289
ZF North America Capital Inc
6.88%, 04/14/2028
(f)
2,550 2,590
$ 31,132
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 1 .16%
Barclays PLC
5.09%, 06/20/2030
(h)
$ 5,330 $ 4,939
3 Month USD LIBOR + 3.05%
7.75%, 09/15/2023
(h),(i),(j)
6,795 6,773
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 03/15/2029
(h),(i),(j)
5,535 5,147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
JPMorgan Chase & Co
4.60%, 02/01/2025
(h),(i)
11,640 11,000
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
$ 27,859
Building Materials - 1 .45%
Builders FirstSource Inc
4.25%, 02/01/2032
(f)
3,610 3,132
5.00%, 03/01/2030
(f)
4,065 3,800
Griffon Corp
5.75%, 03/01/2028 4,885 4,598
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(f)
1,900 1,606
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(f)
22,610 21,552
$ 34,688
Chemicals - 2 .75%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(f)
9,180 7,925
6.50%, 05/15/2026
(f)
8,390 7,952
Element Solutions Inc
3.88%, 09/01/2028
(f)
11,343 10,025
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(f),(k),(l)
2,790 1,953
Olympus Water US Holding Corp
4.25%, 10/01/2028
(f)
600 481
6.25%, 10/01/2029
(f)
17,680 13,032
7.13%, 10/01/2027
(f)
1,945 1,771
9.75%, 11/15/2028
(f)
7,685 7,435
Tronox Inc
4.63%, 03/15/2029
(f)
9,985 8,277
Vibrantz Technologies Inc
9.00%, 02/15/2030
(f)
8,580 7,003
$ 65,854
Commercial Services - 3 .17%
ADT Security Corp/The
4.13%, 08/01/2029
(f)
5,865 5,088
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(f)
2,300 2,168
Albion Financing 2SARL
8.75%, 04/15/2027
(f)
8,965 8,306
Garda World Security Corp
6.00%, 06/01/2029
(f)
6,730 5,600
9.50%, 11/01/2027
(f)
6,486 6,349
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
3,240 2,860
6.25%, 01/15/2028
(f)
10,260 9,659
United Rentals North America Inc
3.88%, 02/15/2031 5,775 4,978
4.88%, 01/15/2028 2,815 2,686
5.25%, 01/15/2030 1,775 1,691
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
11,695 10,881
Williams Scotsman International Inc
4.63%, 08/15/2028
(f)
2,180 2,005
6.13%, 06/15/2025
(f)
3,890 3,865

Schedule of Investments
High Yield Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
ZipRecruiter Inc
5.00%, 01/15/2030
(f)
$ 11,631 $ 9,915
$ 76,051
Computers - 1 .82%
NCR Corp
5.13%, 04/15/2029
(f)
21,160 18,922
Seagate HDD Cayman
5.75%, 12/01/2034
(g)
5,870 5,206
8.50%, 07/15/2031
(f)
2,380 2,485
9.63%, 12/01/2032
(f)
7,945 8,796
Virtusa Corp
7.13%, 12/15/2028
(f)
9,857 8,257
$ 43,666
Consumer Products - 0 .78%
ACCO Brands Corp
4.25%, 03/15/2029
(f)
8,175 6,975
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(f)
12,596 11,714
$ 18,689
Distribution & Wholesale - 0 .25%
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
6,805 5,979
Diversified Financial Services - 3 .04%
AerCap Holdings NV
5.88%, 10/10/2079
(g),(h)
11,870 11,474
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Credit Acceptance Corp
5.13%, 12/31/2024
(f)
7,105 6,962
6.63%, 03/15/2026
(g)
4,620 4,534
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(k),(l)
12,628 11,900
LPL Holdings Inc
4.00%, 03/15/2029
(f)
1,160 1,040
Macquarie Airfinance Holdings Ltd
8.38%, 05/01/2028
(f)
11,370 11,577
OneMain Finance Corp
3.50%, 01/15/2027 3,966 3,429
4.00%, 09/15/2030 6,460 5,075
6.63%, 01/15/2028
(g)
2,475 2,347
6.88%, 03/15/2025 11,790 11,751
SLM Corp
3.13%, 11/02/2026 3,300 2,904
$ 72,993
Electric - 2 .72%
Clearway Energy Operating LLC
3.75%, 02/15/2031
(f)
20,670 17,131
Elwood Energy LLC
8.16%, 07/05/2026 1,615 1,383
NRG Energy Inc
3.88%, 02/15/2032
(f)
25,420 19,671
10.25%, 03/15/2028
(f),(h),(i)
3,685 3,571
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.92%
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(f)
6,210 5,643
Vistra Corp
7.00%, 12/15/2026
(f),(h),(i)
8,619 7,671
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
11,405 10,067
$ 65,137
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electrical Components & Equipment - 0 .26%
WESCO Distribution Inc
7.25%, 06/15/2028
(f)
$ 6,165 $ 6,287
Electronics - 1 .44%
Imola Merger Corp
4.75%, 05/15/2029
(f)
13,133 11,531
Sensata Technologies BV
4.00%, 04/15/2029
(f)
15,550 13,741
5.00%, 10/01/2025
(f)
1,905 1,857
Sensata Technologies Inc
3.75%, 02/15/2031
(f)
6,126 5,174
4.38%, 02/15/2030
(f)
2,440 2,170
$ 34,473
Engineering & Construction - 0 .48%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
13,742 11,571
Entertainment - 3 .93%
Allwyn Entertainment Financing UK PLC
7.88%, 04/30/2029
(f)
9,120 9,301
Boyne USA Inc
4.75%, 05/15/2029
(f)
13,360 12,199
Caesars Entertainment Inc
6.25%, 07/01/2025
(f)
2,870 2,854
8.13%, 07/01/2027
(f),(g)
11,770 12,072
CCM Merger Inc
6.38%, 05/01/2026
(f)
10,835 10,556
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(f)
14,690 13,643
Cinemark USA Inc
5.25%, 07/15/2028
(f)
14,295 12,504
International Game Technology PLC
5.25%, 01/15/2029
(f)
13,510 12,835
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
11,950 8,176
$ 94,140
Environmental Control - 0 .40%
Madison IAQ LLC
4.13%, 06/30/2028
(f)
10,855 9,666
Food - 3 .19%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(f)
5,255 4,575
4.63%, 01/15/2027
(f)
8,625 8,173
B&G Foods Inc
5.25%, 04/01/2025 7,350 7,002
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
6,445 5,865
7.50%, 04/15/2025
(f)
5,786 5,772
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
3.63%, 01/15/2032
(f)
13,470 11,157
Pilgrim's Pride Corp
3.50%, 03/01/2032 6,385 5,155
4.25%, 04/15/2031 13,680 11,833
Post Holdings Inc
4.50%, 09/15/2031
(f)
145 123
4.63%, 04/15/2030
(f)
19,034 16,773
$ 76,428
Forest Products & Paper - 0 .42%
Mercer International Inc
5.13%, 02/01/2029 6,855 5,613
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(f)
4,886 4,422
$ 10,035
Healthcare - Services - 4 .52%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
20,058 18,554

Schedule of Investments
High Yield Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Centene Corp
2.50%, 03/01/2031 $ 16,540 $ 13,234
3.00%, 10/15/2030 1,820 1,523
3.38%, 02/15/2030 16,070 13,826
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(f)
12,826 10,966
HCA Inc
3.50%, 09/01/2030 13,100 11,515
IQVIA Inc
6.50%, 05/15/2030
(f)
1,330 1,343
Molina Healthcare Inc
3.88%, 05/15/2032
(f)
2,950 2,461
4.38%, 06/15/2028
(f)
7,065 6,478
Tenet Healthcare Corp
6.13%, 06/15/2030 23,265 22,608
6.75%, 05/15/2031
(f)
5,870 5,831
$ 108,339
Home Builders - 1 .30%
Century Communities Inc
3.88%, 08/15/2029
(f)
8,570 7,453
Forestar Group Inc
3.85%, 05/15/2026
(f)
4,390 4,075
5.00%, 03/01/2028
(f)
10,170 9,431
KB Home
4.80%, 11/15/2029 3,000 2,767
M/I Homes Inc
3.95%, 02/15/2030 8,655 7,487
$ 31,213
Insurance - 0 .24%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
6,670 5,751
Internet - 0 .12%
Uber Technologies Inc
4.50%, 08/15/2029
(f)
3,000 2,773
Investment Companies - 0 .79%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(f)
13,193 12,011
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 940 763
Linx Capital Ltd
15.20%, PIK 15.20%; 04/01/2025
(f),(k),(l)
EUR 6,400 6,192
$ 18,966
Iron & Steel - 0 .69%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f)
$ 9,175 8,401
TMS International Corp/DE
6.25%, 04/15/2029
(f)
9,745 8,149
$ 16,550
Leisure Products & Services - 2 .71%
Carnival Corp
4.00%, 08/01/2028
(f)
2,015 1,792
5.75%, 03/01/2027
(f)
5,125 4,741
6.00%, 05/01/2029
(f)
6,395 5,749
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(f)
9,362 10,215
Life Time Inc
5.75%, 01/15/2026
(f)
11,645 11,415
NCL Corp Ltd
5.88%, 02/15/2027
(f)
6,700 6,525
NCL Finance Ltd
6.13%, 03/15/2028
(f)
6,120 5,569
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(f)
$ 12,120 $ 11,524
7.25%, 01/15/2030
(f)
1,230 1,243
8.25%, 01/15/2029
(f)
6,000 6,266
$ 65,039
Lodging - 1 .30%
Sands China Ltd
3.75%, 08/08/2031 7,955 6,669
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(f)
12,340 11,728
Wynn Macau Ltd
5.63%, 08/26/2028
(f)
14,355 12,747
$ 31,144
Machinery - Diversified - 0 .41%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(f)
9,796 9,796
Media - 7 .00%
Altice Financing SA
5.00%, 01/15/2028
(f)
2,290 1,777
AMC Networks Inc
4.75%, 08/01/2025 11,810 10,460
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
8,650 7,329
4.75%, 03/01/2030
(f)
20,950 18,159
4.75%, 02/01/2032
(f)
2,400 1,981
5.38%, 06/01/2029
(f)
9,270 8,471
CSC Holdings LLC
4.50%, 11/15/2031
(f)
7,095 5,090
6.50%, 02/01/2029
(f)
12,110 10,283
11.25%, 05/15/2028
(f)
1,600 1,582
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(f)
2,090 1,887
DISH DBS Corp
5.13%, 06/01/2029 2,385 1,198
5.25%, 12/01/2026
(f)
5,570 4,562
5.88%, 11/15/2024 7,250 6,619
7.38%, 07/01/2028 6,100 3,431
DISH Network Corp
11.75%, 11/15/2027
(f)
10,205 10,272
Gray Escrow II Inc
5.38%, 11/15/2031
(f)
10,870 7,585
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
7,345 6,074
6.75%, 10/15/2027
(f)
8,622 8,064
Scripps Escrow II Inc
5.38%, 01/15/2031
(f),(g)
13,090 9,978
Sirius XM Radio Inc
3.88%, 09/01/2031
(f)
940 736
4.00%, 07/15/2028
(f)
18,145 15,788
UPC Holding BV
5.50%, 01/15/2028
(f)
15,110 13,448
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
9,295 8,647
Ziggo BV
4.88%, 01/15/2030
(f)
5,305 4,492
$ 167,913
Mining - 2 .63%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(f)
10,457 11
Copper Mountain Mining Corp
8.00%, 04/09/2026
(f)
2,307 2,330

Schedule of Investments
High Yield Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
First Quantum Minerals Ltd
6.88%, 10/15/2027
(f)
$ 4,790 $ 4,710
7.50%, 04/01/2025
(f)
2,870 2,860
8.63%, 06/01/2031
(f)
3,090 3,163
Hudbay Minerals Inc
4.50%, 04/01/2026
(f)
4,270 4,049
6.13%, 04/01/2029
(f)
9,010 8,631
IAMGOLD Corp
5.75%, 10/15/2028
(f)
4,893 3,768
New Gold Inc
7.50%, 07/15/2027
(f)
12,690 12,125
Novelis Corp
4.75%, 01/30/2030
(f)
5,985 5,379
Taseko Mines Ltd
7.00%, 02/15/2026
(f)
17,405 16,101
$ 63,127
Oil & Gas - 5 .93%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(f),(g)
17,498 17,365
Antero Resources Corp
7.63%, 02/01/2029
(f)
4,392 4,498
8.38%, 07/15/2026
(f)
2,641 2,755
Apache Corp
4.75%, 04/15/2043 3,345 2,619
5.10%, 09/01/2040 3,595 3,055
5.25%, 02/01/2042 6,670 5,606
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(f)
12,000 11,736
Baytex Energy Corp
8.50%, 04/30/2030
(f)
5,980 6,060
Civitas Resources Inc
8.75%, 07/01/2031
(f)
7,795 8,068
Comstock Resources Inc
5.88%, 01/15/2030
(f)
6,135 5,431
6.75%, 03/01/2029
(f)
6,780 6,324
Crescent Energy Finance LLC
9.25%, 02/15/2028
(f)
7,110 7,232
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
8,135 7,525
6.00%, 02/01/2031
(f)
4,595 4,161
MEG Energy Corp
7.13%, 02/01/2027
(f)
11,200 11,353
Nabors Industries Inc
7.38%, 05/15/2027
(f)
2,005 1,961
Nabors Industries Ltd
7.25%, 01/15/2026
(f)
3,340 3,216
Occidental Petroleum Corp
6.13%, 01/01/2031
(g)
7,015 7,166
6.63%, 09/01/2030 7,720 8,097
Southwestern Energy Co
4.75%, 02/01/2032 16,315 14,496
5.38%, 03/15/2030 3,595 3,364
$ 142,088
Oil & Gas Services - 0 .96%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(f)
18,721 17,645
Enerflex Ltd
9.00%, 10/15/2027
(f)
5,389 5,422
$ 23,067
Packaging & Containers - 3 .15%
Ardagh Packaging Finance PLC / Ardagh Holdings
USA Inc
4.13%, 08/15/2026
(f)
5,015 4,698
5.25%, 08/15/2027
(f)
4,725 4,055
5.25%, 08/15/2027
(f),(g)
3,480 2,987
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(f)
$ 8,755 $ 8,113
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(f)
8,662 8,142
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(f)
1,910 1,827
8.75%, 04/15/2030
(f)
8,130 7,370
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 13,099 13,688
LABL Inc
5.88%, 11/01/2028
(f)
6,462 5,894
8.25%, 11/01/2029
(f)
3,985 3,307
9.50%, 11/01/2028
(f)
5,400 5,535
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026
(f)
6,360 6,343
9.25%, 04/15/2027
(f)
3,925 3,647
$ 75,606
Pharmaceuticals - 2 .07%
180 Medical Inc
3.88%, 10/15/2029
(f)
13,280 11,627
AdaptHealth LLC
5.13%, 03/01/2030
(f)
2,715 2,247
BellRing Brands Inc
7.00%, 03/15/2030
(f)
11,420 11,463
Jazz Securities DAC
4.38%, 01/15/2029
(f)
19,360 17,213
Prestige Brands Inc
3.75%, 04/01/2031
(f)
8,480 7,123
$ 49,673
Pipelines - 5 .72%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(f)
5,820 5,456
5.75%, 03/01/2027
(f)
12,230 11,830
Buckeye Partners LP
3.95%, 12/01/2026 4,505 4,133
4.13%, 12/01/2027 9,680 8,760
CNX Midstream Partners LP
4.75%, 04/15/2030
(f)
18,340 15,896
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
12,315 11,699
DT Midstream Inc
4.13%, 06/15/2029
(f)
9,896 8,774
EnLink Midstream LLC
5.63%, 01/15/2028
(f)
7,705 7,533
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
11,595 11,395
Hess Midstream Operations LP
4.25%, 02/15/2030
(f)
20,245 17,765
Kinetik Holdings LP
5.88%, 06/15/2030
(f)
12,260 11,785
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027 1,475 1,482
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(f)
1,360 1,104
Venture Global LNG Inc
8.38%, 06/01/2031
(f)
8,010 8,128
Western Midstream Operating LP
4.30%, 02/01/2030 12,577 11,430
$ 137,170
REITs - 2 .62%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
9,195 8,305
3.75%, 09/15/2030
(f)
4,395 3,516

Schedule of Investments
High Yield Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Iron Mountain Inc
4.50%, 02/15/2031
(f)
$ 13,900 $ 11,983
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(f)
21,583 18,197
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
735 642
5.88%, 10/01/2028
(f)
3,865 3,566
7.50%, 06/01/2025
(f)
4,180 4,200
XHR LP
4.88%, 06/01/2029
(f)
14,253 12,399
$ 62,808
Retail - 5 .56%
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(f),(g)
2,745 2,785
Academy Ltd
6.00%, 11/15/2027
(f)
9,250 8,938
Bath & Body Works Inc
5.25%, 02/01/2028 11,165 10,636
6.63%, 10/01/2030
(f)
3,730 3,605
6.75%, 07/01/2036
(g)
1,100 1,000
9.38%, 07/01/2025
(f)
432 456
Dave & Buster's Inc
7.63%, 11/01/2025
(f)
11,021 11,135
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(f)
CAD 8,370 5,744
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(f)
$ 16,625 14,504
6.75%, 01/15/2030
(f)
5,755 4,938
Gap Inc/The
3.63%, 10/01/2029
(f)
13,895 10,362
IRB Holding Corp
7.00%, 06/15/2025
(f)
6,015 6,045
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(f)
11,835 11,096
Park River Holdings Inc
5.63%, 02/01/2029
(f)
12,600 10,080
Patrick Industries Inc
4.75%, 05/01/2029
(f)
7,000 6,042
7.50%, 10/15/2027
(f)
2,725 2,677
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f)
11,270 10,334
7.75%, 02/15/2029
(f)
1,000 976
Yum! Brands Inc
3.63%, 03/15/2031 13,890 11,906
$ 133,259
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e)
2,000 —
$ —
Semiconductors - 0 .27%
ams-OSRAM AG
7.00%, 07/31/2025
(f)
7,500 6,581
Software - 0 .96%
Open Text Corp
3.88%, 02/15/2028
(f)
11,250 10,007
3.88%, 12/01/2029
(f)
15,250 12,900
$ 22,907
Telecommunications - 1 .60%
Altice France Holding SA
10.50%, 05/15/2027
(f)
7,205 3,049
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Altice France SA/France
5.50%, 01/15/2028
(f)
$ 3,595 $ 2,638
8.13%, 02/01/2027
(f)
6,375 5,215
Iliad Holding SASU
6.50%, 10/15/2026
(f)
3,000 2,875
Level 3 Financing Inc
4.25%, 07/01/2028
(f)
1,895 1,341
Telecom Italia Capital SA
6.38%, 11/15/2033 2,620 2,217
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(f)
9,455 9,270
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
13,660 11,722
$ 38,327
Textiles - 0 .21%
Eagle Intermediate Global Holding BV/Eagle US
Finance LLC
7.50%, 05/01/2025
(f)
7,500 4,988
Transportation - 1 .26%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
18,905 95
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(f)
8,625 8,409
SFL Corp Ltd
8.88%, 02/01/2027 7,900 7,853
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(f)
14,452 13,847
$ 30,204
TOTAL BONDS $ 2,044,435
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 6 .29%
Principal
Amount (000's) Value (000's)
Airlines - 1 .17%
AAdvantage Loyalty IP Ltd
10.34%, 04/20/2028
(m)
$ 15,274 $ 15,798
3 Month USD LIBOR + 4.75%
Mileage Plus Holdings LLC
10.76%, 06/21/2027
(m)
5,150 5,365
3 Month USD LIBOR + 5.25%
United Airlines Inc
9.29%, 04/21/2028
(m)
6,958 6,959
3 Month USD LIBOR + 3.75%
$ 28,122
Chemicals - 0 .60%
Aruba Investments Holdings LLC
13.17%, 10/27/2028
(m)
16,000 14,400
1 Month USD LIBOR + 7.75%
Diversified Financial Services - 0 .16%
Russell Investments US Institutional Holdco Inc
8.92%, 05/30/2025
(m)
4,167 3,839
1 Month USD LIBOR + 3.50%
Forest Products & Paper - 0 .35%
Spectrum Group Buyer Inc
11.32%, 05/19/2028
(m)
8,807 8,418
CME Term Secured Overnight Financing
Rate 1 Month + 6.50%

Schedule of Investments
High Yield Fund
July 31, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0 .98%
Medline Borrower LP
8.68%, 09/30/2028
(m)
$ 23,770 $ 23,510
1 Month USD LIBOR + 3.25%
Insurance - 0 .25%
Acrisure LLC
8.93%, 02/15/2027
(m)
6,151 5,986
1 Month USD LIBOR + 3.50%
Iron & Steel - 0 .29%
TMS International Corp/DE
10.10%, 03/06/2030
(m)
7,007 6,990
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Lodging - 0 .16%
Fertitta Entertainment LLC/NV
9.32%, 01/13/2029
(m)
3,955 3,909
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .56%
Directv Financing LLC
10.43%, 08/02/2027
(m)
13,452 13,352
1 Month USD LIBOR + 5.00%
Mining - 0 .42%
Arsenal AIC Parent LLC
0.00%, 07/26/2030
(m),(n)
10,150 10,139
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Packaging & Containers - 0 .40%
Mauser Packaging Solutions Holding Co
9.14%, 01/31/2026
(m)
3,022 3,017
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Valcour Packaging LLC
9.40%, 09/30/2028
(m)
2,873 2,409
1 Month USD LIBOR + 3.75%
12.65%, 09/30/2029
(m)
7,063 4,111
6 Month USD LIBOR + 7.00%
$ 9,537
Pharmaceuticals - 0 .64%
Bausch Health Americas Inc
10.60%, 01/27/2027
(m)
18,715 15,231
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Retail - 0 .31%
IRB Holding Corp
8.20%, 12/15/2027
(m)
7,313 7,270
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 150,703
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1 .89%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1 .89%
2.75%, 08/15/2032 $ 50,000 $ 45,393
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 45,393
Total Investments $ 2,386,780
Other Assets and Liabilities -  0.45% 10,890
TOTAL NET ASSETS - 100.00% $ 2,397,670
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,406 or
0.43% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,604,356 or 66.91% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,120 or 0.42% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $11,920 or 0.50% of net assets.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) This Senior Floating Rate Note will settle after July 31, 2023, at which time the interest rate will be determined.
Portfolio Summary
Sector Percent
Consumer, Cyclical 20 .94%
Consumer, Non-cyclical 15 .35%
Energy 12 .65%
Industrial 11 .26%
Communications 9 .28%
Financial 8 .26%
Basic Materials 8 .15%
Money Market Funds 6 .00%
Technology 3 .05%
Utilities 2 .72%
Government 1 .89%
Other Assets and Liabilities
0 .45%
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Yield Fund
July 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 771,623 $ 633,669 $ 137,954
Principal Government Money Market Fund - Institutional Class 5.14% 38,345 141,199 179,544 —
$ 38,345 $ 912,822 $ 813,213 $ 137,954
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 2,316 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 330 — — —
$ 2,646 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
RBC Dominon Securities Corp 08/16/2023 $ 5,873 CAD 7,700 $ 33 $ —
RBC Dominon Securities Corp 08/16/2023 $ 6,532 EUR 5,826 121 —
Total $ 154 $ —
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.11% Shares Held Value (000's)
Money Market Funds - 4.11%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
12,489,539 $ 12,490
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(b),(c)
50,456,262 50,456
$ 62,946
TOTAL INVESTMENT COMPANIES $ 62,946
BONDS - 2.30%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.00%
Commercial Mortgage Trust 2007-GG9
0.39%, 03/10/2039
(d),(e),(f)
$ 82 $ —
Ginnie Mae
1.60%, 03/16/2047
(d),(e)
72 1
$ 1
Home Equity Asset Backed Securities - 0.00%
Option One Mortgage Loan Trust 2005-1
6.91%, 02/25/2035 23 17
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.61%
Mortgage Backed Securities - 1.33%
Alternative Loan Trust 2006-OA6
5.93%, 07/25/2046 1 1
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(e),(f)
1,829 1,755
Chase Mortgage Finance Trust Series 2007-A2
5.15%, 06/25/2035
(e)
7 7
CIM Trust 2023-I2
6.64%, 12/25/2067
(e),(f)
2,274 2,267
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(e),(f)
1,430 1,384
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(e),(f)
2,637 2,566
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(e),(f)
2,204 1,698
Fannie Mae REMIC Trust 2004-W5
5.63%, 02/25/2047 11 10
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Fannie Mae REMIC Trust 2005-W2
5.38%, 05/25/2035 1 1
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.31%
Homeward Opportunities Fund Trust 2022-1
5.08%, 07/25/2067
(e),(f)
1,299 1,258
Impac CMB Trust Series 2004-5
7.74%, 10/25/2034 3 3
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.44%
Impac CMB Trust Series 2004-6
6.39%, 10/25/2034 2 2
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.09%
Impac CMB Trust Series 2005-1
6.03%, 04/25/2035 26 24
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.73%
Impac CMB Trust Series 2005-5
6.18%, 08/25/2035 6 5
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(e),(f)
959 894
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
5.83%, 04/25/2037 $ 1,302 $ 519
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
OBX 2022-NQM9 Trust
6.45%, 09/25/2062
(e),(f)
2,205 2,206
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(e),(f)
527 514
SG Residential Mortgage Trust 2021-1
1.16%, 07/25/2061
(e),(f)
2,581 1,989
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(e),(f)
657 640
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(e),(f)
1,911 1,844
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(e),(f)
703 705
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
6.15%, 01/25/2045 12 11
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
$ 20,303
Other Asset Backed Securities - 0.65%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(f)
2,091 1,870
Argent Securities Trust 2006-W3
5.65%, 04/25/2036 24 8
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.35%
Countrywide Asset-Backed Certificates
6.54%, 12/25/2032 7 7
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.24%
Long Beach Mortgage Loan Trust 2004-2
6.21%, 06/25/2034 19 18
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(f)
2,035 1,819
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(f)
1,275 1,186
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(f)
1,990 1,930
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(f)
3,320 3,142
$ 9,980
Sovereign - 0.32%
Spain Government Bond
3.15%, 04/30/2033
(f)
EUR 4,425 4,746
United Kingdom Inflation-Linked Gilt
0.25%, 03/22/2052 GBP 209 216
$ 4,962
TOTAL BONDS $ 35,263
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 100.10%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 3.25%
5.00%, 08/01/2053
(g)
$ 23,557 $ 23,012
5.50%, 08/01/2053
(g)
26,919 26,731
$ 49,743
U.S. Treasury Inflation-Indexed Obligations - 96.85%
0.13%, 10/15/2024 50,687 48,910
0.13%, 04/15/2025 40,297 38,399
0.13%, 10/15/2025 48,854 46,414
0.13%, 04/15/2026 36,054 33,883
0.13%, 07/15/2026 41,655 39,198

Schedule of Investments
Inflation Protection Fund
July 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
0.13%, 10/15/2026 $ 50,006 $ 46,877
0.13%, 04/15/2027 49,828 46,286
0.13%, 01/15/2030
(h)
47,218 42,505
0.13%, 07/15/2030 51,907 46,612
0.13%, 01/15/2031 54,706 48,639
0.13%, 07/15/2031 53,110 47,076
0.13%, 01/15/2032 58,455 51,386
0.13%, 02/15/2051 20,045 12,964
0.13%, 02/15/2052 23,172 14,906
0.25%, 01/15/2025 51,459 49,365
0.25%, 07/15/2029 44,449 40,804
0.25%, 02/15/2050 18,832 12,788
0.38%, 07/15/2025 54,789 52,495
0.38%, 01/15/2027 43,023 40,451
0.38%, 07/15/2027 46,063 43,327
0.50%, 01/15/2028 21,754 20,429
0.63%, 01/15/2026 43,134 41,187
0.63%, 07/15/2032
( i )
60,621 55,591
0.63%, 02/15/2043 20,371 16,372
0.75%, 07/15/2028 38,623 36,768
0.75%, 02/15/2042 25,231 21,094
0.75%, 02/15/2045 29,788 24,078
0.88%, 01/15/2029 39,226 37,318
0.88%, 02/15/2047 19,182 15,722
1.00%, 02/15/2046 15,044 12,764
1.00%, 02/15/2048 15,139 12,716
1.00%, 02/15/2049 12,370 10,368
1.13%, 01/15/2033
( i )
59,488 56,835
1.25%, 04/15/2028 24,689 23,974
1.38%, 07/15/2033 21,790 21,393
1.38%, 02/15/2044 27,002 24,915
1.50%, 02/15/2053 11,802 11,187
1.63%, 10/15/2027 37,098 36,661
1.75%, 01/15/2028 18,734 18,574
2.00%, 01/15/2026 21,437 21,154
2.13%, 02/15/2040 10,710 11,317
2.13%, 02/15/2041 16,323 17,260
2.38%, 01/15/2025 35,281 34,876
2.38%, 01/15/2027 21,355 21,484
2.50%, 01/15/2029 18,037 18,653
3.38%, 04/15/2032 8,491 9,619
3.63%, 04/15/2028 20,505 22,045
3.88%, 04/15/2029 23,370 25,878
$ 1,483,517
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,533,260
TOTAL PURCHASED OPTIONS - 0.22% $ 3,389
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.04% $ 644
Total Investments $ 1,635,502
Other Assets and Liabilities -  (6.77)% (103,725)
TOTAL NET ASSETS - 100.00% $ 1,531,777
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $40,700 or
2.66% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $34,413 or 2.25% of net assets.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $33,767 or 2.20% of net assets.
( i ) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $562 or 0.04% of net assets.
Portfolio Summary
Sector Percent
Government 97.17%
Mortgage Securities 4.58%
Money Market Funds 4.11%
Asset Backed Securities 0.65%
Purchased Options 0.22%
Purchased Interest Rate Swaptions 0.04%
Other Assets and Liabilities
(6.77)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 345,166 $ 294,710 $ 50,456
Principal Government Money Market Fund - Institutional Class 5.14% 25,293 55,920 81,213 —
$ 25,293 $ 401,086 $ 375,923 $ 50,456
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 283 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 55 — — —
$ 338 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Inflation Protection Fund
July 31, 2023 (unaudited)
See accompanying notes.

Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US 10 Year Note Future;
September 2023
N/A 570 $ 570 $ 112.75 08/14/2023 $ 322 $ 80 $ (242)
Put - 3 Month SOFR Future; December
2023
N/A 339 848 $ 94.88 10/16/2023 77 271 194
Put - 3 Month SOFR Future; December
2023
N/A 847 2,118 $ 95.63 10/16/2023 891 2,160 1,269
Put - 3 Month SOFR Future; December
2023
N/A 508 1,270 $ 95.00 10/16/2023 141 549 408
Put - 3 Month SOFR Future; December
2024
N/A 323 808 $ 96.00 10/16/2023 161 303 142
Put - 3 Month SOFR Future; December
2024
N/A 323 808 $ 94.38 10/16/2023 71 26 (45)
Total $ 1,663 $ 3,389 $ 1,726
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US 10 Year Note Future;
September 2023
N/A 855 $ 855 $ 114.50 08/14/2023 $ (104) $ (13) $ 91
Put - 3 Month SOFR Future; December
2023
N/A 339 848 $ 95.13 10/16/2023 (152) (462) (310)
Put - 3 Month SOFR Future; December
2023
N/A 508 1,270 $ 95.25 10/16/2023 (257) (841) (584)
Put - 3 Month SOFR Future; December
2023
N/A 847 2,118 $ 95.38 10/16/2023 (570) (1,657) (1,087)
Put - 3 Month SOFR Future; December
2024
N/A 323 808 $ 95.75 10/16/2023 (104) (196) (92)
Put - 3 Month SOFR Future; December
2024
N/A 323 808 $ 94.63 10/16/2023 (116) (101) 15
Total $ (1,303) $ (3,270) $ (1,967)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/ Receive
Floating Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Pay $ 156,351 4.50% 01/23/2024 $ 389 $ 283 $ (106)
Call - 1 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Pay 156,351 4.55% 01/25/2024 376 311 (65)
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co Sterling Overnight Index
Average
Pay GBP 15,650 5.55% 08/21/2023 51 50 (1)
Total $ 816 $ 644 $ (172)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/ Receive
Floating Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Receive $ 156,351 3.85% 01/25/2024 $ (147) $ (128) $ 19
Call - 1 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Receive 156,351 3.80% 01/23/2024 (164) (116) 48
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co Sterling Overnight Index
Average
Receive GBP 15,650 5.15% 08/21/2023 (13) (9) 4
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive $ 11,191 3.31% 06/17/2024 (230) (159) 71
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 5,596 3.57% 07/12/2024 (124) (114) 10
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 8,204 4.61% 09/06/2023 (24) (38) (14)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 8,204 4.18% 08/25/2023 (21) (90) (69)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 4,266 4.15% 08/23/2023 (11) (49) (38)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 4,266 4.13% 08/24/2023 (11) (51) (40)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 8,532 4.05% 08/15/2023 (22) (116) (94)

Schedule of Investments
Inflation Protection Fund
July 31, 2023 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/ Receive
Floating Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Citigroup Inc Sterling Overnight Index
Average
Pay GBP 7,135 4.92% 09/08/2023 $ (36) $ (116) $ (80)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay $ 8,204 4.39% 09/06/2023 (23) (62) (39)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 8,204 4.43% 09/01/2023 (20) (56) (36)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 4,102 4.10% 08/24/2023 (10) (51) (41)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 4,102 4.11% 08/23/2023 (11) (51) (40)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 8,204 4.30% 09/01/2023 (22) (72) (50)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 11,191 3.31% 06/17/2024 (230) (307) (77)
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 5,596 3.57% 07/12/2024 (129) (118) 11
Total $ (1,248) $ (1,703) $ (455)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month SOFR; March 2024 Long 826 $ 195,845 $ (443)
30 Day Federal Funds; March 2024 Long 20 7,895 1
30 Day Federal Funds; October 2023 Short 20 7,886 —
Australia 10 Year Bond; September 2023 Long 26 2,023 (19)
Australia 3 Year Bond; September 2023 Short 79 5,625 1
Euro-BTP; September 2023 Short 19 2,423 (19)
Euro-Oat; September 2023 Short 17 2,384 15
Japan 10 Year Bond TSE; September 2023 Short 4 4,128 34
US 10 Year Note; September 2023 Short 82 9,135 —
US 10 Year Ultra Note; September 2023 Short 9 1,053 22
US 2 Year Note; September 2023 Short 333 67,610 29
US 5 Year Note; September 2023 Long 254 27,132 (275)
US Long Bond; September 2023 Short 30 3,733 62
Total $ (592)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 08/02/2023 $ 4,697 EUR 4,313 $ — $ (45)
BNP Paribas 08/02/2023 EUR 4,297 $ 4,731 — (7)
BNP Paribas 09/05/2023 $ 4,739 EUR 4,297 7 —
Deutsche Bank AG 09/20/2023 $ 3,831 JPY 546,389 — (41)
JPMorgan Chase 09/05/2023 $ 331 JPY 46,747 — —
JPMorgan Chase 09/05/2023 $ 295 GBP 230 1 —
Morgan Stanley & Co 09/20/2023 JPY 524,820 $ 3,831 — (112)
Total $ 8 $ (205)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
1 Day Euro Short Term Rate Receive 3.23% Annual Annual N/A 07/29/2025 EUR 14,673 $ (12) $ — $ (12)
Canadian Overnight Repo Rate Average Receive 3.36% Annual Annual N/A 06/22/2053 CAD 577 5 — 5
Canadian Overnight Repo Rate Average Pay 3.54% Annual Annual N/A 06/22/2033 1,319 (14) — (14)
Canadian Overnight Repo Rate Average Receive 3.40% Annual Annual N/A 06/15/2053 1,152 4 — 4
Canadian Overnight Repo Rate Average Receive 3.57% Annual Annual N/A 07/20/2033 1,201 9 — 9
Canadian Overnight Repo Rate Average Pay 4.38% Annual Annual N/A 07/20/2026 3,666 (12) — (12)
Canadian Overnight Repo Rate Average Pay 4.40% Annual Annual N/A 07/20/2026 3,667 (11) — (11)
Canadian Overnight Repo Rate Average Pay 3.62% Annual Annual N/A 07/21/2033 1,212 (5) — (5)
Canadian Overnight Repo Rate Average Receive 3.41% Annual Annual N/A 07/21/2053 531 1 — 1

Schedule of Investments
Inflation Protection Fund
July 31, 2023 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Canadian Overnight Repo Rate Average Receive 3.57% Annual Annual N/A 07/20/2033 CAD 1,200 $ 9 $ — $ 9
Canadian Overnight Repo Rate Average Pay 3.54% Annual Annual N/A 06/15/2033 2,592 (27) — (27)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Pay 2.41% Annual Annual N/A 07/20/2028 $ 10,315 (89) — (89)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.34% Annual Annual N/A 07/20/2027 10,315 79 — 79
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.27% Annual Annual N/A 07/20/2026 10,315 67 — 67
Consumer Price All Urban Non-Seasonally
Adjusted Index
Pay 2.20% Annual Annual N/A 07/20/2025 10,315 (50) — (50)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Pay 2.60% Annual Annual N/A 07/25/2033 4,390 (12) — (12)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.51% Annual Annual N/A 07/25/2028 4,390 19 — 19
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.41% Annual Annual N/A 06/02/2028 2,570 24 — 24
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.42% Annual Annual N/A 05/22/2028 15,840 138 1 139
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.49% Annual Annual N/A 12/12/2052 310 3 — 3
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.56% Annual Annual N/A 04/13/2028 3,570 9 — 9
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.61% Annual Annual N/A 12/12/2027 24,730 65 — 65
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.61% Annual Annual N/A 12/12/2027 12,750 30 — 30
Consumer Price All Urban Non-Seasonally
Adjusted Index
Pay 2.55% Annual Annual N/A 02/10/2033 865 (8) — (8)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.75% Annual Annual N/A 05/15/2053 EUR 130 (3) — (3)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.44% Annual Annual N/A 08/15/2052 400 (63) (3) (66)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 2.60% Annual Annual N/A 08/15/2052 230 25 1 26
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.44% Annual Annual N/A 05/15/2033 3,220 (48) — (48)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.43% Annual Annual N/A 07/15/2052 100 (17) — (17)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.69% Annual Annual N/A 03/15/2053 115 (6) — (6)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.64% Annual Annual N/A 03/15/2053 115 (8) — (8)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.70% Annual Annual N/A 04/15/2053 115 (5) — (5)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 2.41% Annual Annual N/A 05/15/2028 3,220 27 1 28
Secured Overnight Financing Rate Pay 4.19% Annual Annual N/A 07/29/2025 $ 16,583 (2) — (2)
Tokyo Overnight  Average Rate Receive 0.92% Annual Annual N/A 02/15/2033 JPY 221,233 (38) 3 (35)
Tokyo Overnight  Average Rate Receive 0.89% Annual Annual N/A 02/15/2033 76,378 (11) 1 (10)
Tokyo Overnight  Average Rate Receive 0.90% Annual Annual N/A 02/15/2033 76,378 (12) 1 (11)
Tokyo Overnight  Average Rate Receive 0.90% Annual Annual N/A 02/15/2033 152,756 (24) 2 (22)
United Kingdom Retail Prices Index Pay 4.06% Annual Annual N/A 07/15/2028 GBP 3,145 (8) — (8)
United Kingdom Retail Prices Index Receive 3.85% Annual Annual N/A 07/15/2033 3,145 14 — 14
Total $ 43 $ 7 $ 50
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Fund I
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .29 % Shares Held Value (000's)
Money Market Funds - 1 .29%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
2,406,095 $ 2,406
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(c)
1,720,737 1,721
$ 4,127
TOTAL INVESTMENT COMPANIES $ 4,127
COMMON STOCKS - 100 .39 % Shares Held Value (000's)
Advertising - 1 .28%
Publicis Groupe SA 51,000 $ 4,112
Aerospace & Defense - 0 .81%
Airbus SE 17,600 2,593
Agriculture - 0 .36%
ITC Ltd 201,000 1,139
Airlines - 0 .60%
JET2 PLC 59,000 850
Turk Hava Yollari AO
(d)
123,000 1,070
$ 1,920
Apparel - 3 .48%
LVMH Moet Hennessy Louis Vuitton SE 11,978 11,125
Automobile Manufacturers - 3 .27%
Bayerische Motoren Werke AG 18,500 2,256
Hyundai Motor Co 6,000 922
Kia Corp 48,500 3,148
Mercedes-Benz Group AG 34,000 2,715
Stellantis NV 69,000 1,416
$ 10,457
Banks - 14 .32%
Banca Mediolanum SpA 135,000 1,312
Banco Bilbao Vizcaya Argentaria SA 520,000 4,122
Banco do Brasil SA 332,000 3,386
Bangkok Bank PCL 343,000 1,713
Bank Mandiri Persero Tbk PT 7,638,000 2,904
Bank of China Ltd 5,582,000 2,070
Bank of Jiangsu Co Ltd 1,341,000 1,356
Bank Rakyat Indonesia Persero Tbk PT 4,400,000 1,647
BAWAG Group AG
(d),(e)
23,000 1,121
BPER Banca 373,000 1,291
China Construction Bank Corp 2,088,000 1,217
Grupo Financiero Banorte SAB de CV 368,000 3,489
HSBC Holdings PLC 312,000 2,592
ICICI Bank Ltd 152,000 1,852
Krung Thai Bank PCL 1,666,000 999
Mitsubishi UFJ Financial Group Inc 518,000 4,171
Oversea-Chinese Banking Corp Ltd 261,000 2,612
Sberbank of Russia PJSC ADR
(d)
194,243 —
State Bank of India 244,000 1,843
Swedbank AB 62,000 1,137
UBS Group AG 174,000 3,861
Woori Financial Group Inc 121,000 1,106
$ 45,801
Beverages - 1 .63%
Jiangsu King's Luck Brewery JSC Ltd 185,000 1,585
Pernod Ricard SA 16,500 3,638
$ 5,223
Biotechnology - 0 .61%
Genmab A/S
(d)
4,718 1,945
Coal - 1 .04%
China Shenhua Energy Co Ltd 533,000 1,598
Shanxi Lu'an Environmental Energy Development
Co Ltd
760,995 1,742
$ 3,340
Commercial Services - 2 .71%
Ashtead Group PLC 47,137 3,487
Cielo SA 1,000,000 1,000
Persol Holdings Co Ltd 84,000 1,662
RELX PLC 75,000 2,524
$ 8,673
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 2 .70%
BayCurrent Consulting Inc 73,000 $ 2,357
CGI Inc
(d)
19,200 1,951
SHIFT Inc
(d)
9,000 2,129
Wiwynn Corp 39,000 2,215
$ 8,652
Cosmetics & Personal Care - 1 .83%
L'Oreal SA 12,600 5,860
Distribution & Wholesale - 0 .93%
Ferguson PLC 12,800 2,059
IMCD NV 6,000 909
$ 2,968
Diversified Financial Services - 2 .16%
Amundi SA
(e)
30,000 1,841
Deutsche Boerse AG 8,000 1,533
IG Group Holdings PLC 183,000 1,663
Julius Baer Group Ltd 26,500 1,877
$ 6,914
Electric - 1 .46%
Endesa SA 85,000 1,822
Iberdrola SA 158,000 1,972
Shenzhen Envicool Technology Co Ltd 219,700 874
$ 4,668
Electrical Components & Equipment - 3 .26%
Delta Electronics Inc 190,000 2,218
Ecopro BM Co Ltd 10,500 3,454
L&F Co Ltd 8,500 1,718
Schneider Electric SE 17,000 3,032
$ 10,422
Electronics - 0 .47%
Lotes Co Ltd 63,000 1,501
Engineering & Construction - 2 .61%
Grupo Aeroportuario del Pacifico SAB de CV 48,000 913
Grupo Aeroportuario del Sureste SAB de CV 31,000 880
Samsung Engineering Co Ltd
(d)
73,000 2,117
Sichuan Road and Bridge Group Co Ltd 1,506,388 2,084
Vinci SA 20,000 2,349
$ 8,343
Entertainment - 2 .66%
Evolution AB
(e)
27,000 3,330
JYP Entertainment Corp 34,000 3,640
SM Entertainment Co Ltd 15,000 1,539
$ 8,509
Food - 2 .93%
Bid Corp Ltd 84,000 1,988
BIM Birlesik Magazalar AS 282,321 2,267
Dino Polska SA
(d),(e)
18,000 2,005
Magnit PJSC 24,200 —
Nestle SA 25,300 3,100
$ 9,360
Food Service - 1 .03%
Compass Group PLC 75,000 1,951
Sodexo SA 13,000 1,334
$ 3,285
Gas - 0 .71%
ENN Natural Gas Co Ltd 880,000 2,266
Hand & Machine Tools - 0 .53%
Schindler Holding AG - PC 7,000 1,700
Home Builders - 0 .30%
Open House Group Co Ltd 25,000 951
Home Furnishings - 1 .09%
Bear Electric Appliance Co Ltd 104,000 1,007
LG Electronics Inc 29,000 2,468
$ 3,475
Insurance - 6 .08%
BB Seguridade Participacoes SA 496,000 3,266
China Pacific Insurance Group Co Ltd 465,000 1,253
Helvetia Holding AG 11,000 1,628

Schedule of Investments
International Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
iA Financial Corp Inc 27,000 $ 1,871
Ping An Insurance Group Co of China Ltd 119,000 867
Steadfast Group Ltd 511,000 2,005
Sun Life Financial Inc 52,500 2,763
Swiss Life Holding AG 4,364 2,775
Tokio Marine Holdings Inc 132,111 3,038
$ 19,466
Internet - 3 .84%
Alibaba Group Holding Ltd ADR
(d)
27,000 2,758
PDD Holdings Inc ADR
(d)
17,000 1,527
Perion Network Ltd
(d)
32,000 1,171
Tencent Holdings Ltd 96,000 4,412
Tencent Music Entertainment Group ADR
(d)
205,000 1,433
Vipshop Holdings Ltd ADR
(d)
53,000 998
$ 12,299
Iron & Steel - 0 .42%
Evraz PLC
(d)
204,000 —
SSAB AB 211,000 1,339
$ 1,339
Leisure Products & Services - 1 .82%
BRP Inc 19,700 1,812
Yadea Group Holdings Ltd
(e)
821,000 1,869
Yamaha Motor Co Ltd 73,000 2,141
$ 5,822
Lodging - 0 .51%
Galaxy Entertainment Group Ltd
(d)
223,000 1,628
Machinery - Construction & Mining - 0 .55%
Metso Oyj 156,000 1,773
Machinery - Diversified - 2 .62%
Atlas Copco AB - A Shares 234,000 3,324
ATS Corp
(d)
21,000 952
IMI PLC 152,000 3,178
Interpump Group SpA 17,000 925
$ 8,379
Media - 0 .67%
Informa PLC 221,000 2,150
Mining - 2 .51%
BHP Group Ltd 87,000 2,708
Pilbara Minerals Ltd 616,000 2,015
Rio Tinto Ltd 29,000 2,296
Zijin Mining Group Co Ltd 583,000 1,007
$ 8,026
Miscellaneous Manufacturers - 0 .91%
Airtac International Group 41,000 1,220
Diploma PLC 41,000 1,705
$ 2,925
Oil & Gas - 3 .68%
BP PLC 286,000 1,775
Eni SpA 117,000 1,786
Gazprom PJSC 288,000 —
LUKOIL PJSC 20,000 —
Novatek PJSC 67,000 —
PetroChina Co Ltd 1,739,000 1,275
PRIO SA/Brazil
(d)
242,000 2,338
Shell PLC 102,000 3,091
TotalEnergies SE 25,000 1,519
$ 11,784
Oil & Gas Services - 0 .33%
Technip Energies NV 46,000 1,048
Packaging & Containers - 0 .35%
DS Smith PLC 282,000 1,121
Pharmaceuticals - 4 .20%
AstraZeneca PLC 15,000 2,155
China Resources Sanjiu Medical & Pharmaceutical
Co Ltd
171,000 1,200
Hubei Jumpcan Pharmaceutical Co Ltd 323,942 1,195
Ipsen SA 13,500 1,701
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Novo Nordisk A/S 30,845 $ 4,974
Roche Holding AG 7,100 2,201
$ 13,426
Private Equity - 0 .97%
3i Group PLC 122,000 3,095
Real Estate - 0 .71%
Sekisui House Ltd
(f)
112,000 2,285
Retail - 2 .33%
Alimentation Couche-Tard Inc 78,000 3,949
Cie Financiere Richemont SA 15,500 2,496
Pandora A/S 10,000 1,000
$ 7,445
Semiconductors - 7 .27%
Advantest Corp 28,400 3,928
ASML Holding NV 5,000 3,581
Global Unichip Corp 39,000 2,040
Novatek Microelectronics Corp 141,000 1,907
Renesas Electronics Corp
(d)
68,000 1,312
Samsung Electronics Co Ltd 34,700 1,900
Taiwan Semiconductor Manufacturing Co Ltd 393,854 7,112
Zhejiang Jingsheng Mechanical & Electrical Co Ltd 170,975 1,480
$ 23,260
Software - 4 .42%
Capcom Co Ltd 90,000 4,047
Constellation Software Inc/Canada 500 1,057
Descartes Systems Group Inc/The
(d)
33,300 2,597
Hundsun Technologies Inc 240,000 1,383
Kingnet Network Co Ltd
(d)
517,000 1,086
Oracle Corp Japan 12,000 841
Sage Group PLC/The 142,000 1,708
Square Enix Holdings Co Ltd 31,000 1,436
$ 14,155
Telecommunications - 0 .66%
Accton Technology Corp 173,000 2,111
Transportation - 0 .76%
Jiayou International Logistics Co Ltd 312,200 759
TFI International Inc 13,000 1,668
$ 2,427
TOTAL COMMON STOCKS $ 321,166
Total Investments $ 325,293
Other Assets and Liabilities -  (1.68)% (5,371)
TOTAL NET ASSETS - 100.00% $ 319,922
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,406 or
0.75% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,166 or 3.18% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,262 or 0.71% of net assets.

Schedule of Investments
International Fund I
July 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
France 12 .54%
China 12 .10%
United Kingdom 10 .96%
Japan 9 .47%
Korea, Republic Of 6 .88%
Taiwan 6 .35%
Switzerland 6 .15%
Canada 5 .82%
Brazil 3 .12%
Sweden 2 .85%
Australia 2 .83%
Denmark 2 .48%
Spain 2 .48%
Germany 2 .04%
Netherlands 1 .85%
Italy 1 .66%
Mexico 1 .66%
India 1 .52%
Indonesia 1 .42%
United States 1 .29%
Turkey 1 .04%
Thailand 0 .85%
Singapore 0 .82%
Poland 0 .63%
South Africa 0 .62%
Finland 0 .55%
Hong Kong 0 .51%
Ireland 0 .48%
Israel 0 .36%
Austria 0 .35%
Russian Federation 0 .00%
Other Assets and Liabilities
( 1 .68 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 121,689 $ 119,968 $ 1,721
Principal Government Money Market Fund - Institutional Class 5.14% 704 37,804 38,508 —
$ 704 $ 159,493 $ 158,476 $ 1,721
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 91 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 12 — — —
$ 103 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .24 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .31%
iShares Russell 1000 Growth ETF 123,900 $ 35,267
Money Market Funds - 1 .93%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
563,490 564
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(c)
224,203,122 224,203
$ 224,767
TOTAL INVESTMENT COMPANIES $ 260,034
CONVERTIBLE PREFERRED STOCKS
- 0 .08 % Shares Held Value (000's)
Automobile Manufacturers - 0 .01%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 1,860
Chemicals - 0 .02%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 2,101
Software - 0 .05%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 2,191
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 3,723
$ 5,914
TOTAL CONVERTIBLE PREFERRED STOCKS $ 9,875
COMMON STOCKS - 97 .70 % Shares Held Value (000's)
Advertising - 0 .13%
Trade Desk Inc/The
(d)
166,198 $ 15,167
Aerospace & Defense - 0 .09%
Boeing Co/The
(d)
5,444 1,300
HEICO Corp 2,785 490
HEICO Corp - Class A 5,163 724
Lockheed Martin Corp 16,226 7,243
Northrop Grumman Corp 588 262
Spirit AeroSystems Holdings Inc 775 25
TransDigm Group Inc 638 574
$ 10,618
Airlines - 0 .00%
American Airlines Group Inc
(d)
17,279 289
Delta Air Lines Inc 2,351 109
$ 398
Apparel - 0 .06%
Crocs Inc
(d)
4,361 472
Deckers Outdoor Corp
(d)
1,879 1,022
NIKE Inc 45,484 5,021
Skechers USA Inc
(d)
703 39
Tapestry Inc 1,087 47
$ 6,601
Automobile Manufacturers - 0 .68%
Rivian Automotive Inc
(d)
953,326 26,350
Tesla Inc
(d)
197,993 52,949
$ 79,299
Automobile Parts & Equipment - 0 .05%
Allison Transmission Holdings Inc 635 37
Aurora Innovation Inc - PIPE
(d),(f)
1,843,951 6,048
$ 6,085
Banks - 0 .01%
First Citizens BancShares Inc/NC 86 123
NU Holdings Ltd/Cayman Islands
(d)
113,311 902
$ 1,025
Beverages - 0 .72%
Boston Beer Co Inc/The
(d)
595 221
Brown-Forman Corp - A Shares 2,786 200
Brown-Forman Corp - B Shares 10,469 739
Celsius Holdings Inc
(d)
3,898 564
Coca-Cola Co/The 138,624 8,585
Constellation Brands Inc 1,098 300
Monster Beverage Corp
(d)
1,040,439 59,815
PepsiCo Inc 68,313 12,806
$ 83,230
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0 .74%
Alnylam Pharmaceuticals Inc
(d)
7,131 $ 1,393
Amgen Inc 26,069 6,104
Apellis Pharmaceuticals Inc
(d)
7,149 184
BioMarin Pharmaceutical Inc
(d)
1,584 139
Certara Inc
(d)
4,684 91
Exelixis Inc
(d)
18,266 360
Horizon Therapeutics Plc
(d)
14,200 1,424
Illumina Inc
(d)
3,380 650
Incyte Corp
(d)
9,756 622
Ionis Pharmaceuticals Inc
(d)
8,589 356
Karuna Therapeutics Inc
(d)
2,279 455
Legend Biotech Corp ADR
(d)
299,015 22,582
Maravai LifeSciences Holdings Inc
(d)
4,565 52
Regeneron Pharmaceuticals Inc
(d)
508 377
Roivant Sciences Ltd
(d)
16,548 198
Sarepta Therapeutics Inc
(d)
6,413 695
Seagen Inc
(d)
10,052 1,928
Ultragenyx Pharmaceutical Inc
(d)
4,850 209
Vertex Pharmaceuticals Inc
(d)
136,258 48,009
$ 85,828
Building Materials - 0 .02%
Armstrong World Industries Inc 940 73
Eagle Materials Inc 1,687 311
Trane Technologies PLC 4,821 961
Trex Co Inc
(d)
7,455 515
Vulcan Materials Co 2,093 462
$ 2,322
Chemicals - 0 .08%
Axalta Coating Systems Ltd
(d)
1,701 54
Ecolab Inc 13,868 2,540
FMC Corp 1,337 129
Linde PLC 3,312 1,294
PPG Industries Inc 4,229 609
RPM International Inc 1,742 180
Sherwin-Williams Co/The 14,217 3,931
Valvoline Inc 3,227 122
$ 8,859
Commercial Services - 4 .70%
Affirm Holdings Inc
(d),(g)
379,624 7,361
Automatic Data Processing Inc 25,594 6,328
Avis Budget Group Inc
(d)
505 111
Block Inc
(d)
14,466 1,165
Booz Allen Hamilton Holding Corp 9,324 1,129
Bright Horizons Family Solutions Inc
(d)
513 50
Cintas Corp 279,788 140,465
CoStar Group Inc
(d)
1,585,441 133,130
Equifax Inc 6,048 1,234
Euronet Worldwide Inc
(d)
1,694 149
FleetCor Technologies Inc
(d)
4,835 1,204
FTI Consulting Inc
(d)
444 78
Gartner Inc
(d)
5,506 1,947
Global Payments Inc 449,158 49,520
Grand Canyon Education Inc
(d)
605 66
H&R Block Inc 7,056 237
MarketAxess Holdings Inc 2,657 715
Moody's Corp 10,385 3,663
Morningstar Inc 1,844 425
Paylocity Holding Corp
(d)
128,704 29,196
PayPal Holdings Inc
(d)
72,990 5,534
Quanta Services Inc 2,714 547
RB Global Inc 9,964 642
Rollins Inc 15,850 647
S&P Global Inc 395,154 155,892
Service Corp International/US 3,884 259
Shift4 Payments Inc
(d)
3,897 269
Toast Inc
(d)
25,398 561
U-Haul Holding Co 2,224 127
U-Haul Holding Co 566 34
United Rentals Inc 1,010 469

Schedule of Investments
LargeCap Growth Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Verisk Analytics Inc 10,360 $ 2,372
WEX Inc
(d)
1,406 266
WillScot Mobile Mini Holdings Corp
(d)
3,556 171
$ 545,963
Computers - 6 .03%
Accenture PLC - Class A 45,342 14,344
Apple Inc 3,442,129 676,206
Crowdstrike Holdings Inc
(d)
15,100 2,441
EPAM Systems Inc
(d)
3,988 944
Fortinet Inc
(d)
47,112 3,662
Genpact Ltd 3,204 116
Globant SA
(d)
2,957 517
HP Inc 12,646 415
KBR Inc 3,532 217
NetApp Inc 6,106 476
Pure Storage Inc
(d)
15,770 583
Zscaler Inc
(d)
6,258 1,004
$ 700,925
Consumer Products - 0 .05%
Avery Dennison Corp 1,907 351
Church & Dwight Co Inc 15,696 1,502
Clorox Co/The 8,869 1,343
Kimberly-Clark Corp 22,743 2,936
$ 6,132
Cosmetics & Personal Care - 1 .24%
Estee Lauder Cos Inc/The 774,346 139,383
Procter & Gamble Co/The 31,763 4,964
$ 144,347
Distribution & Wholesale - 0 .07%
Copart Inc
(d)
30,769 2,720
Fastenal Co 30,677 1,798
Ferguson PLC 800 129
Pool Corp 2,725 1,048
SiteOne Landscape Supply Inc
(d)
1,029 175
Watsco Inc 595 225
WW Grainger Inc 3,202 2,365
$ 8,460
Diversified Financial Services - 4 .66%
American Express Co 13,925 2,352
Ameriprise Financial Inc 7,542 2,628
Apollo Global Management Inc 37,418 3,057
Blue Owl Capital Inc 4,778 59
Houlihan Lokey Inc 321 32
LPL Financial Holdings Inc 5,595 1,283
Mastercard Inc 889,468 350,700
Rocket Cos Inc
(d)
4,614 50
SLM Corp 6,813 110
TPG Inc 1,335 39
Tradeweb Markets Inc 449,158 36,737
UWM Holdings Corp
(g)
6,483 43
Visa Inc 609,252 144,838
Western Union Co/The 3,948 48
XP Inc
(d)
1,980 53
$ 542,029
Electric - 0 .01%
AES Corp/The 29,263 633
Vistra Corp 7,837 220
$ 853
Electrical Components & Equipment - 1 .13%
ChargePoint Holdings Inc
(d),(g)
16,587 144
Generac Holdings Inc
(d)
854,432 131,326
Universal Display Corp 1,517 221
$ 131,691
Electronics - 0 .72%
Agilent Technologies Inc 17,223 2,097
Allegion plc 5,820 680
Amphenol Corp 849,422 75,013
Honeywell International Inc 6,166 1,197
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Hubbell Inc 1,752 $ 547
Jabil Inc 5,826 645
Keysight Technologies Inc
(d)
3,260 525
Mettler-Toledo International Inc
(d)
1,562 1,964
National Instruments Corp 7,346 433
Vontier Corp 3,774 117
$ 83,218
Energy - Alternate Sources - 0 .01%
Enphase Energy Inc
(d)
9,543 1,449
Engineering & Construction - 0 .00%
EMCOR Group Inc 1,164 250
TopBuild Corp
(d)
150 41
$ 291
Entertainment - 0 .09%
Caesars Entertainment Inc
(d)
6,035 356
Churchill Downs Inc 5,098 590
DraftKings Inc
(d)
29,976 953
Live Nation Entertainment Inc
(d)
91,742 8,051
Vail Resorts Inc 287 67
$ 10,017
Environmental Control - 0 .04%
Tetra Tech Inc 691 117
Waste Management Inc 26,234 4,297
$ 4,414
Food - 0 .05%
Albertsons Cos Inc 2,571 56
Hershey Co/The 7,843 1,814
Lamb Weston Holdings Inc 9,675 1,003
Performance Food Group Co
(d)
5,164 308
Sysco Corp 36,402 2,778
$ 5,959
Hand & Machine Tools - 0 .01%
Lincoln Electric Holdings Inc 3,706 744
MSA Safety Inc 450 75
$ 819
Healthcare - Products - 7 .91%
10X Genomics Inc
(d)
6,583 415
Abbott Laboratories 7,829 872
Align Technology Inc
(d)
336,850 127,292
Bio-Techne Corp 10,303 859
Bruker Corp 7,614 523
Edwards Lifesciences Corp
(d)
1,676,963 137,628
Exact Sciences Corp
(d)
4,443 433
GE HealthCare Technologies Inc 2,126 166
IDEXX Laboratories Inc
(d)
5,906 3,276
Inspire Medical Systems Inc
(d)
2,061 593
Insulet Corp
(d)
32,487 8,991
Intuitive Surgical Inc
(d)
1,011,218 328,040
Masimo Corp
(d)
3,407 417
Natera Inc
(d)
7,423 336
Novocure Ltd
(d)
6,837 223
Penumbra Inc
(d)
68,540 20,792
Repligen Corp
(d)
1,762 302
ResMed Inc 10,413 2,315
Shockwave Medical Inc
(d)
2,600 678
Stryker Corp 350,966 99,467
Tandem Diabetes Care Inc
(d)
628 22
Thermo Fisher Scientific Inc 333,722 183,100
Waters Corp
(d)
4,200 1,160
West Pharmaceutical Services Inc 5,307 1,953
$ 919,853
Healthcare - Services - 2 .37%
agilon health Inc
(d)
16,205 310
Chemed Corp 752 392
DaVita Inc
(d)
3,732 381
Elevance Health Inc 2,264 1,068
Encompass Health Corp 483 32
Ginkgo Bioworks Holdings Inc
(d),(g)
12,081 30

Schedule of Investments
LargeCap Growth Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
HCA Healthcare Inc 3,037 $ 829
Humana Inc 102,802 46,963
ICON PLC
(d)
871 219
IQVIA Holdings Inc
(d)
12,347 2,763
Medpace Holdings Inc
(d)
1,671 423
Molina Healthcare Inc
(d)
2,257 687
Sotera Health Co
(d)
6,455 122
UnitedHealth Group Inc 437,050 221,309
$ 275,528
Home Builders - 0 .00%
NVR Inc
(d)
21 132
Home Furnishings - 0 .00%
Tempur Sealy International Inc 2,430 108
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 2,961 207
Insurance - 1 .18%
Arch Capital Group Ltd
(d)
3,619 281
Arthur J Gallagher & Co 853 183
Brighthouse Financial Inc
(d)
678 36
Brown & Brown Inc 6,631 467
Equitable Holdings Inc 25,628 735
Everest Group Ltd 412 149
Kinsale Capital Group Inc 1,566 584
Lincoln National Corp 2,349 66
Marsh & McLennan Cos Inc 28,451 5,361
Primerica Inc 1,689 359
Progressive Corp/The 1,020,061 128,507
RenaissanceRe Holdings Ltd 936 175
RLI Corp 638 85
Ryan Specialty Holdings Inc
(d)
6,652 288
Willis Towers Watson PLC 956 202
$ 137,478
Internet - 17 .96%
Airbnb Inc
(d)
29,082 4,426
Alphabet Inc - A Shares
(d)
3,072,198 407,742
Alphabet Inc - C Shares
(d)
1,838,423 244,713
Amazon.com Inc
(d)
4,755,984 635,780
Booking Holdings Inc
(d)
26,898 79,908
CDW Corp/DE 9,020 1,687
Chewy Inc
(d)
2,564,872 86,949
Coupang Inc
(d)
1,511,437 27,433
DoorDash Inc - Class A
(d)
16,942 1,538
eBay Inc 2,380 106
Etsy Inc
(d)
4,938 502
Expedia Group Inc
(d)
7,540 924
Gen Digital Inc 6,201 121
GoDaddy Inc
(d)
6,700 517
IAC Inc
(d)
198,694 13,829
Lyft Inc
(d)
21,980 279
Match Group Inc
(d)
2,197,255 102,194
Meta Platforms Inc
(d)
775,626 247,115
Netflix Inc
(d)
174,227 76,480
Okta Inc
(d)
692 53
Palo Alto Networks Inc
(d)
21,397 5,348
Pinterest Inc
(d)
42,540 1,233
Roku Inc
(d)
1,098 106
Spotify Technology SA
(d)
221,423 33,083
Uber Technologies Inc
(d)
2,343,967 115,933
VeriSign Inc
(d)
347 73
Wayfair Inc
(d)
2,067 161
$ 2,088,233
Leisure Products & Services - 0 .15%
Brunswick Corp/DE 409 35
Norwegian Cruise Line Holdings Ltd
(d)
7,307 161
Peloton Interactive Inc
(d)
1,705,460 16,561
Planet Fitness Inc
(d)
2,917 197
Polaris Inc 343 47
Royal Caribbean Cruises Ltd
(d)
5,053 551
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
YETI Holdings Inc
(d)
5,898 $ 251
$ 17,803
Lodging - 0 .06%
Choice Hotels International Inc 2,149 281
Hilton Worldwide Holdings Inc 8,448 1,314
Las Vegas Sands Corp 22,119 1,323
Marriott International Inc/MD 18,105 3,654
Travel + Leisure Co 2,414 98
Wyndham Hotels & Resorts Inc 430 33
Wynn Resorts Ltd 457 50
$ 6,753
Machinery - Construction & Mining - 0 .06%
BWX Technologies Inc 1,122 77
Caterpillar Inc 27,796 7,371
Vertiv Holdings Co 1,696 44
$ 7,492
Machinery - Diversified - 1 .83%
Deere & Co 18,298 7,861
Graco Inc 4,903 389
IDEX Corp 606,474 136,948
Ingersoll Rand Inc 972,436 63,471
Otis Worldwide Corp 1,752 159
Rockwell Automation Inc 8,242 2,772
Toro Co/The 7,462 759
Xylem Inc/NY 2,026 228
$ 212,587
Media - 0 .04%
Cable One Inc 31 23
Charter Communications Inc
(d)
7,356 2,981
FactSet Research Systems Inc 2,752 1,197
Liberty Broadband Corp - A Shares
(d)
541 48
Liberty Broadband Corp - C Shares
(d)
1,731 154
Nexstar Media Group Inc 842 157
World Wrestling Entertainment Inc 2,848 299
$ 4,859
Metal Fabrication & Hardware - 0 .01%
Advanced Drainage Systems Inc 4,241 517
Valmont Industries Inc 192 51
$ 568
Mining - 0 .00%
Southern Copper Corp 6,116 535
Miscellaneous Manufacturers - 0 .05%
A O Smith Corp 944 69
Axon Enterprise Inc
(d)
4,988 927
Donaldson Co Inc 3,602 226
Illinois Tool Works Inc 17,737 4,671
$ 5,893
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
664 205
Oil & Gas - 0 .03%
APA Corp 19,710 798
Hess Corp 11,125 1,688
Ovintiv Inc 7,708 355
Texas Pacific Land Corp 415 625
$ 3,466
Oil & Gas Services - 0 .14%
Halliburton Co 12,955 507
Schlumberger NV 266,100 15,524
$ 16,031
Packaging & Containers - 0 .01%
Ardagh Metal Packaging SA 3,421 13
Graphic Packaging Holding Co 11,681 283
Sealed Air Corp 5,703 260
$ 556
Pharmaceuticals - 5 .15%
AbbVie Inc 126,630 18,941
AmerisourceBergen Corp 11,593 2,167
Becton Dickinson & Co 243,967 67,974

Schedule of Investments
LargeCap Growth Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Cardinal Health Inc 9,472 $ 866
Cigna Group/The 465,471 137,360
Dexcom Inc
(d)
841,736 104,847
Eli Lilly & Co 240,877 109,491
Jazz Pharmaceuticals PLC
(d)
2,267 296
McKesson Corp 3,745 1,507
Merck & Co Inc 33,540 3,577
Neurocrine Biosciences Inc
(d)
6,929 706
Zoetis Inc 804,145 151,252
$ 598,984
Pipelines - 0 .04%
Antero Midstream Corp 8,120 97
Cheniere Energy Inc 17,392 2,815
New Fortress Energy Inc 4,644 133
ONEOK Inc 1,767 118
Targa Resources Corp 16,034 1,315
$ 4,478
Private Equity - 0 .06%
Ares Management Corp 11,492 1,140
Blackstone Inc 50,617 5,304
KKR & Co Inc 11,397 677
$ 7,121
REITs - 1 .31%
American Tower Corp 33,406 6,357
Crown Castle Inc 3,293 357
Equinix Inc 3,364 2,725
Equity LifeStyle Properties Inc 4,168 297
Iron Mountain Inc 10,283 631
Lamar Advertising Co 5,035 497
Public Storage 6,533 1,841
SBA Communications Corp 633,459 138,696
Simon Property Group Inc 5,076 632
Sun Communities Inc 1,921 250
UDR Inc 1,319 54
$ 152,337
Retail - 4 .72%
AutoZone Inc
(d)
1,102 2,735
Best Buy Co Inc 1,917 159
BJ's Wholesale Club Holdings Inc
(d)
3,302 219
Burlington Stores Inc
(d)
4,633 823
CarMax Inc
(d)
637 53
Casey's General Stores Inc 386 98
Chipotle Mexican Grill Inc
(d)
22,745 44,632
Costco Wholesale Corp 353,189 198,023
Darden Restaurants Inc 4,045 683
Dick's Sporting Goods Inc 320 45
Dollar General Corp 15,716 2,654
Domino's Pizza Inc 2,538 1,007
Five Below Inc
(d)
3,928 818
Floor & Decor Holdings Inc
(d)
7,461 857
Freshpet Inc
(d)
903 66
Home Depot Inc/The 72,674 24,261
Lowe's Cos Inc 31,392 7,354
Lululemon Athletica Inc
(d)
356,162 134,818
McDonald's Corp 21,615 6,338
Murphy USA Inc 1,343 412
Ollie's Bargain Outlet Holdings Inc
(d)
1,419 103
O'Reilly Automotive Inc
(d)
3,714 3,438
RH
(d)
195 76
Ross Stores Inc 802,347 91,981
Starbucks Corp 80,958 8,223
Target Corp 33,003 4,504
Texas Roadhouse Inc 4,792 535
TJX Cos Inc/The 82,644 7,151
Tractor Supply Co 7,855 1,759
Ulta Beauty Inc
(d)
3,587 1,596
Victoria's Secret & Co
(d)
3,912 80
Wendy's Co/The 11,418 245
Williams-Sonoma Inc 606 84
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Wingstop Inc 2,147 $ 362
Yum! Brands Inc 17,657 2,431
$ 548,623
Semiconductors - 8 .42%
Advanced Micro Devices Inc
(d)
375,570 42,965
Allegro MicroSystems Inc
(d)
4,398 227
Applied Materials Inc 51,187 7,759
ASML Holding NV - NY Reg Shares 102,109 73,152
Broadcom Inc 29,290 26,322
Entegris Inc 560 61
KLA Corp 9,843 5,059
Lam Research Corp 9,116 6,550
Lattice Semiconductor Corp
(d)
9,766 888
Marvell Technology Inc 506,800 33,008
Microchip Technology Inc 27,508 2,584
Monolithic Power Systems Inc 3,254 1,821
NVIDIA Corp 1,340,411 626,361
NXP Semiconductors NV 618,038 137,810
QUALCOMM Inc 69,810 9,227
Teradyne Inc 9,478 1,070
Texas Instruments Inc 26,579 4,784
$ 979,648
Software - 24 .25%
Adobe Inc
(d)
459,853 251,159
Alteryx Inc
(d)
4,018 167
ANSYS Inc
(d)
5,135 1,757
AppLovin Corp
(d)
4,202 132
Atlassian Corp
(d)
800,145 145,578
Autodesk Inc
(d)
668,203 141,652
Bentley Systems Inc 12,771 688
Broadridge Financial Solutions Inc 7,106 1,193
Cadence Design Systems Inc
(d)
287,465 67,270
Ceridian HCM Holding Inc
(d)
912 65
Cloudflare Inc
(d)
20,623 1,418
Confluent Inc
(d)
13,268 458
Datadog Inc
(d)
19,585 2,286
DocuSign Inc
(d)
14,503 781
DoubleVerify Holdings Inc
(d)
8,061 339
Doximity Inc
(d)
3,169 113
Dropbox Inc - A Shares
(d)
16,666 449
Dynatrace Inc
(d)
707,040 38,668
Elastic NV
(d)
5,575 370
Fair Isaac Corp
(d)
1,738 1,456
Fiserv Inc
(d)
1,244,718 157,096
Five9 Inc
(d)
5,097 447
Gitlab Inc
(d)
3,504 174
HashiCorp Inc
(d)
4,555 135
HubSpot Inc
(d)
3,275 1,901
Informatica Inc
(d)
469 9
Intuit Inc 780,056 399,154
Jack Henry & Associates Inc 1,656 278
Magic Leap Inc
(d),(e),(f)
10,706 206
Manhattan Associates Inc
(d)
4,419 842
Microsoft Corp 3,173,203 1,065,943
MongoDB Inc
(d)
33,977 14,386
MSCI Inc 2,790 1,529
nCino Inc
(d)
811 26
New Relic Inc
(d)
3,554 298
Nutanix Inc
(d)
4,006 121
Oracle Corp 44,847 5,257
Palantir Technologies Inc
(d)
134,341 2,665
Paychex Inc 23,112 2,900
Paycom Software Inc 3,704 1,366
Paycor HCM Inc
(d)
1,817 49
Pegasystems Inc 2,504 132
Playtika Holding Corp
(d)
1,438 17
Procore Technologies Inc
(d)
5,626 427
PTC Inc
(d)
4,080 595
RingCentral Inc
(d)
5,636 233

Schedule of Investments
LargeCap Growth Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
ROBLOX Corp
(d)
32,921 $ 1,292
Salesforce Inc
(d)
171,513 38,592
SentinelOne Inc
(d)
1,814 30
ServiceNow Inc
(d)
535,217 312,031
Smartsheet Inc
(d)
8,378 372
Snowflake Inc - Class A
(d)
22,231 3,951
Splunk Inc
(d)
11,541 1,250
Stripe Inc - Class B
(d),(e),(f)
114,126 2,501
Synopsys Inc
(d)
10,899 4,924
Teradata Corp
(d)
7,291 415
Twilio Inc
(d)
2,005 132
Tyler Technologies Inc
(d)
2,258 896
UiPath Inc
(d)
20,657 374
Unity Software Inc
(d)
8,122 372
Veeva Systems Inc
(d)
661,583 135,108
VMware Inc
(d)
15,432 2,433
Workday Inc
(d)
14,191 3,365
ZoomInfo Technologies Inc
(d)
11,566 296
$ 2,820,519
Telecommunications - 0 .46%
Arista Networks Inc
(d)
17,989 2,790
Iridium Communications Inc 8,367 440
Motorola Solutions Inc 10,904 3,125
T-Mobile US Inc
(d)
339,300 46,745
Ubiquiti Inc 252 45
$ 53,145
Transportation - 0 .10%
CH Robinson Worldwide Inc 6,421 643
CSX Corp 16,172 539
Expeditors International of Washington Inc 1,491 190
JB Hunt Transport Services Inc 1,165 238
Landstar System Inc 2,170 442
Old Dominion Freight Line Inc 6,613 2,774
Saia Inc
(d)
211 89
Union Pacific Corp 18,724 4,344
United Parcel Service Inc 14,397 2,694
$ 11,953
TOTAL COMMON STOCKS $ 11,361,094
Total Investments $ 11,631,003
Other Assets and Liabilities -  (0.02)% (1,995)
TOTAL NET ASSETS - 100.00% $ 11,629,008
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $564 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $603 or 0.01% of net assets.
Portfolio Summary
Sector Percent
Technology 38 .75%
Consumer, Non-cyclical 22 .93%
Communications 18 .59%
Financial 7 .22%
Consumer, Cyclical 5 .89%
Industrial 4 .07%
Money Market Funds 1 .93%
Exchange-Traded Funds 0 .31%
Energy 0 .22%
Basic Materials 0 .10%
Utilities 0 .01%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 2,438,965 $ 2,214,762 $ 224,203
Principal Government Money Market Fund - Institutional Class 5.14% 186,380 315,897 502,277 —
$ 186,380 $ 2,754,862 $ 2,717,039 $ 224,203
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 7,077 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 755 — — —
$ 7,832 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
July 31, 2023 (unaudited)
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Aurora Innovation Inc - PIPE 07/19/2023 $ 4,979 $ 6,048 0.05%
Magic Leap Inc 01/20/2016-10/12/2017 5,204 206 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 2,191 0.02%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 3,723 0.03%
Sila Nano Series F   0.00% 01/07/2021 4,277 2,101 0.02%
Stripe Inc - Class B 12/17/2019 1,791 2,501 0.02%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 1,860 0.01%
Total $ 18,630 0.15%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2023 Long 125 $ 28,841 $ 1,140
Total $ 1,140
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .36 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .33%
iShares Core S&P 500 ETF 47,300 $ 21,767
Money Market Funds - 2 .03%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
70,989 71
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(c)
135,903,316 135,903
$ 135,974
TOTAL INVESTMENT COMPANIES $ 157,741
COMMON STOCKS - 97 .46 % Shares Held Value (000's)
Advertising - 0 .08%
Interpublic Group of Cos Inc/The 65,739 $ 2,250
Omnicom Group Inc 33,976 2,875
$ 5,125
Aerospace & Defense - 1 .47%
Boeing Co/The
(d)
96,298 23,001
General Dynamics Corp 38,307 8,565
Howmet Aerospace Inc 62,637 3,203
L3Harris Technologies Inc 32,262 6,113
Lockheed Martin Corp 38,383 17,133
Northrop Grumman Corp 24,309 10,817
RTX Corp 248,818 21,879
TransDigm Group Inc 8,885 7,994
$ 98,705
Agriculture - 0 .76%
Altria Group Inc 303,972 13,806
Archer-Daniels-Midland Co 92,747 7,880
Bunge Ltd 25,644 2,787
Philip Morris International Inc 264,322 26,358
$ 50,831
Airlines - 0 .22%
Alaska Air Group Inc
(d)
21,781 1,059
American Airlines Group Inc
(d)
111,175 1,862
Delta Air Lines Inc 109,447 5,063
Southwest Airlines Co 101,334 3,462
United Airlines Holdings Inc
(d)
55,849 3,033
$ 14,479
Apparel - 0 .40%
NIKE Inc 209,813 23,161
Ralph Lauren Corp 6,998 919
Tapestry Inc 39,474 1,703
VF Corp 56,256 1,115
$ 26,898
Automobile Manufacturers - 2 .31%
Cummins Inc 24,106 6,287
Ford Motor Co 669,222 8,840
General Motors Co 236,724 9,083
PACCAR Inc 88,989 7,665
Tesla Inc
(d)
458,772 122,689
$ 154,564
Automobile Parts & Equipment - 0 .10%
Aptiv PLC
(d)
46,065 5,044
BorgWarner Inc 39,911 1,856
$ 6,900
Banks - 3 .90%
Bank of America Corp 1,180,645 37,781
Bank of New York Mellon Corp/The 122,288 5,547
Citigroup Inc 331,510 15,800
Citizens Financial Group Inc 82,419 2,659
Comerica Inc 22,421 1,210
Fifth Third Bancorp 115,920 3,373
Goldman Sachs Group Inc/The 56,613 20,147
Huntington Bancshares Inc/OH 245,831 3,009
JPMorgan Chase & Co 497,635 78,606
KeyCorp 159,265 1,960
M&T Bank Corp 28,246 3,950
Morgan Stanley 221,835 20,311
Northern Trust Corp 35,478 2,842
PNC Financial Services Group Inc/The 67,964 9,304
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Regions Financial Corp 159,784 $ 3,255
State Street Corp 56,922 4,123
Truist Financial Corp 226,811 7,535
US Bancorp 237,546 9,426
Wells Fargo & Co 638,964 29,495
Zions Bancorp NA 25,221 965
$ 261,298
Beverages - 1 .63%
Brown-Forman Corp - B Shares 31,145 2,199
Coca-Cola Co/The 662,785 41,046
Constellation Brands Inc 27,459 7,491
Keurig Dr Pepper Inc 143,430 4,878
Molson Coors Beverage Co 31,971 2,231
Monster Beverage Corp
(d)
130,117 7,480
PepsiCo Inc 234,606 43,979
$ 109,304
Biotechnology - 1 .42%
Amgen Inc 90,990 21,305
Biogen Inc
(d)
24,647 6,660
Bio-Rad Laboratories Inc
(d)
3,636 1,474
Corteva Inc 121,055 6,831
Gilead Sciences Inc 212,410 16,173
Illumina Inc
(d)
26,922 5,173
Incyte Corp
(d)
31,531 2,009
Moderna Inc
(d)
55,828 6,569
Regeneron Pharmaceuticals Inc
(d)
18,372 13,630
Vertex Pharmaceuticals Inc
(d)
43,858 15,453
$ 95,277
Building Materials - 0 .56%
Carrier Global Corp 142,163 8,466
Johnson Controls International plc 116,837 8,126
Martin Marietta Materials Inc 10,553 4,712
Masco Corp 38,330 2,326
Mohawk Industries Inc
(d)
9,000 957
Trane Technologies PLC 38,835 7,745
Vulcan Materials Co 22,658 4,996
$ 37,328
Chemicals - 1 .56%
Air Products and Chemicals Inc 37,825 11,549
Albemarle Corp 19,981 4,242
Celanese Corp 17,043 2,137
CF Industries Holdings Inc 33,193 2,724
Dow Inc 120,448 6,802
DuPont de Nemours Inc 78,165 6,068
Eastman Chemical Co 20,290 1,736
Ecolab Inc 42,181 7,725
FMC Corp 21,293 2,049
International Flavors & Fragrances Inc 43,439 3,675
Linde PLC 83,374 32,572
LyondellBasell Industries NV 43,204 4,271
Mosaic Co/The 56,556 2,305
PPG Industries Inc 40,088 5,769
Sherwin-Williams Co/The 39,964 11,050
$ 104,674
Commercial Services - 1 .71%
Automatic Data Processing Inc 70,351 17,395
Cintas Corp 14,720 7,390
CoStar Group Inc
(d)
69,569 5,842
Equifax Inc 20,884 4,262
FleetCor Technologies Inc
(d)
12,573 3,130
Gartner Inc
(d)
13,459 4,759
Global Payments Inc 44,608 4,918
MarketAxess Holdings Inc 6,414 1,727
Moody's Corp 26,873 9,480
PayPal Holdings Inc
(d)
189,995 14,405
Quanta Services Inc 24,721 4,984
Robert Half Inc 18,350 1,361
Rollins Inc 39,440 1,610
S&P Global Inc 55,855 22,035

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
United Rentals Inc 11,705 $ 5,439
Verisk Analytics Inc 24,657 5,645
$ 114,382
Computers - 8 .76%
Accenture PLC - Class A 107,543 34,021
Apple Inc 2,517,725 494,607
Cognizant Technology Solutions Corp 86,419 5,706
DXC Technology Co
(d)
38,771 1,072
EPAM Systems Inc
(d)
9,860 2,335
Fortinet Inc
(d)
110,979 8,625
Hewlett Packard Enterprise Co 220,672 3,835
HP Inc 147,623 4,846
International Business Machines Corp 154,630 22,295
Leidos Holdings Inc 23,358 2,185
NetApp Inc 36,426 2,842
Seagate Technology Holdings PLC 32,795 2,083
Western Digital Corp
(d)
54,481 2,319
$ 586,771
Consumer Products - 0 .26%
Avery Dennison Corp 13,748 2,530
Church & Dwight Co Inc 41,595 3,979
Clorox Co/The 21,051 3,189
Kimberly-Clark Corp 57,452 7,417
$ 17,115
Cosmetics & Personal Care - 1 .20%
Colgate-Palmolive Co 141,268 10,773
Estee Lauder Cos Inc/The 39,485 7,107
Procter & Gamble Co/The 401,366 62,734
$ 80,614
Distribution & Wholesale - 0 .34%
Copart Inc
(d)
73,042 6,456
Fastenal Co 97,239 5,699
LKQ Corp 43,240 2,369
Pool Corp 6,648 2,558
WW Grainger Inc 7,604 5,616
$ 22,698
Diversified Financial Services - 3 .51%
American Express Co 101,252 17,099
Ameriprise Financial Inc 17,741 6,182
BlackRock Inc 25,503 18,843
Capital One Financial Corp 65,017 7,608
Cboe Global Markets Inc 17,979 2,511
Charles Schwab Corp/The 253,065 16,728
CME Group Inc 61,255 12,187
Discover Financial Services 43,245 4,564
Franklin Resources Inc 48,616 1,421
Intercontinental Exchange Inc 95,339 10,945
Invesco Ltd 78,021 1,311
Mastercard Inc 142,492 56,182
Nasdaq Inc 57,664 2,911
Raymond James Financial Inc 32,478 3,575
Synchrony Financial 72,982 2,521
T Rowe Price Group Inc 38,242 4,714
Visa Inc 275,567 65,511
$ 234,813
Electric - 2 .35%
AES Corp/The 113,980 2,465
Alliant Energy Corp 42,808 2,300
Ameren Corp 44,719 3,831
American Electric Power Co Inc 87,663 7,429
CenterPoint Energy Inc 107,457 3,233
CMS Energy Corp 49,665 3,033
Consolidated Edison Inc 59,013 5,598
Constellation Energy Corp 55,245 5,339
Dominion Energy Inc 142,351 7,623
DTE Energy Co 35,098 4,012
Duke Energy Corp 131,233 12,286
Edison International 65,217 4,693
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Entergy Corp 36,007 $ 3,698
Evergy Inc 39,112 2,346
Eversource Energy 59,403 4,297
Exelon Corp 169,364 7,090
FirstEnergy Corp 92,670 3,650
NextEra Energy Inc 344,566 25,257
NRG Energy Inc 39,205 1,489
PG&E Corp
(d)
275,285 4,848
Pinnacle West Capital Corp 19,286 1,597
PPL Corp 125,514 3,455
Public Service Enterprise Group Inc 84,968 5,363
Sempra 53,581 7,985
Southern Co/The 185,683 13,432
WEC Energy Group Inc 53,715 4,827
Xcel Energy Inc 93,719 5,879
$ 157,055
Electrical Components & Equipment - 0 .25%
AMETEK Inc 39,247 6,225
Emerson Electric Co 97,320 8,890
Generac Holdings Inc
(d)
10,591 1,628
$ 16,743
Electronics - 0 .98%
Agilent Technologies Inc 50,354 6,132
Allegion plc 14,976 1,750
Amphenol Corp 101,376 8,953
Fortive Corp 60,205 4,717
Garmin Ltd 26,060 2,759
Honeywell International Inc 113,317 21,998
Keysight Technologies Inc
(d)
30,335 4,886
Mettler-Toledo International Inc
(d)
3,750 4,715
TE Connectivity Ltd 53,661 7,700
Trimble Inc
(d)
42,188 2,270
$ 65,880
Energy - Alternate Sources - 0 .14%
Enphase Energy Inc
(d)
23,337 3,543
First Solar Inc
(d)
16,917 3,509
SolarEdge Technologies Inc
(d)
9,594 2,316
$ 9,368
Engineering & Construction - 0 .04%
Jacobs Solutions Inc 21,601 2,709
Entertainment - 0 .06%
Caesars Entertainment Inc
(d)
36,646 2,163
Live Nation Entertainment Inc
(d)
24,508 2,150
$ 4,313
Environmental Control - 0 .26%
Pentair PLC 28,089 1,952
Republic Services Inc 35,008 5,290
Waste Management Inc 63,042 10,326
$ 17,568
Food - 1 .02%
Campbell Soup Co 34,168 1,566
Conagra Brands Inc 81,212 2,665
General Mills Inc 100,021 7,476
Hershey Co/The 25,081 5,801
Hormel Foods Corp 49,326 2,016
J M Smucker Co/The 18,158 2,736
Kellogg Co 43,775 2,928
Kraft Heinz Co/The 135,840 4,915
Kroger Co/The 111,208 5,409
Lamb Weston Holdings Inc 24,811 2,571
McCormick & Co Inc/MD 42,714 3,822
Mondelez International Inc 231,908 17,191
Sysco Corp 86,284 6,584
Tyson Foods Inc 48,634 2,710
$ 68,390
Forest Products & Paper - 0 .03%
International Paper Co 59,102 2,131

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .07%
Atmos Energy Corp 24,604 $ 2,995
NiSource Inc 70,340 1,958
$ 4,953
Hand & Machine Tools - 0 .08%
Snap-on Inc 9,014 2,456
Stanley Black & Decker Inc 26,078 2,589
$ 5,045
Healthcare - Products - 3 .53%
Abbott Laboratories 296,125 32,968
Align Technology Inc
(d)
12,118 4,579
Baxter International Inc 86,140 3,896
Bio-Techne Corp 26,809 2,236
Boston Scientific Corp
(d)
244,824 12,694
Cooper Cos Inc/The 8,421 3,295
Danaher Corp 113,090 28,845
DENTSPLY SIRONA Inc 36,184 1,502
Edwards Lifesciences Corp
(d)
103,234 8,472
GE HealthCare Technologies Inc 66,582 5,193
Hologic Inc
(d)
41,912 3,329
IDEXX Laboratories Inc
(d)
14,134 7,841
Insulet Corp
(d)
11,868 3,284
Intuitive Surgical Inc
(d)
59,668 19,356
Medtronic PLC 226,556 19,883
ResMed Inc 25,020 5,563
Revvity Inc 21,362 2,626
STERIS PLC 16,906 3,813
Stryker Corp 57,531 16,305
Teleflex Inc 7,998 2,009
Thermo Fisher Scientific Inc 65,685 36,039
Waters Corp
(d)
10,053 2,777
West Pharmaceutical Services Inc 12,642 4,653
Zimmer Biomet Holdings Inc 35,518 4,907
$ 236,065
Healthcare - Services - 2 .19%
Catalent Inc
(d)
30,667 1,488
Centene Corp
(d)
93,451 6,363
Charles River Laboratories International Inc
(d)
8,715 1,826
DaVita Inc
(d)
9,421 961
Elevance Health Inc 40,369 19,039
HCA Healthcare Inc 35,134 9,585
Humana Inc 21,276 9,720
IQVIA Holdings Inc
(d)
31,596 7,070
Laboratory Corp of America Holdings 15,087 3,228
Molina Healthcare Inc
(d)
9,928 3,023
Quest Diagnostics Inc 19,073 2,579
UnitedHealth Group Inc 158,545 80,282
Universal Health Services Inc 10,717 1,489
$ 146,653
Home Builders - 0 .28%
DR Horton Inc 52,854 6,713
Lennar Corp - A Shares 43,214 5,481
NVR Inc
(d)
519 3,273
PulteGroup Inc 38,013 3,208
$ 18,675
Home Furnishings - 0 .02%
Whirlpool Corp 9,324 1,345
Housewares - 0 .01%
Newell Brands Inc 64,170 716
Insurance - 3 .57%
Aflac Inc 93,634 6,773
Allstate Corp/The 44,760 5,044
American International Group Inc 123,249 7,429
Aon PLC 34,781 11,078
Arch Capital Group Ltd
(d)
63,419 4,927
Arthur J Gallagher & Co 36,475 7,835
Assurant Inc 9,051 1,217
Berkshire Hathaway Inc - Class B
(d)
303,676 106,882
Brown & Brown Inc 40,090 2,824
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Chubb Ltd 70,530 $ 14,417
Cincinnati Financial Corp 26,771 2,880
Everest Group Ltd 7,301 2,632
Globe Life Inc 15,133 1,697
Hartford Financial Services Group Inc/The 52,831 3,798
Lincoln National Corp 26,275 737
Loews Corp 32,212 2,018
Marsh & McLennan Cos Inc 84,245 15,873
MetLife Inc 109,547 6,898
Principal Financial Group Inc 38,449 3,071
Progressive Corp/The 99,681 12,558
Prudential Financial Inc 62,157 5,998
Travelers Cos Inc/The 39,332 6,789
W R Berkley Corp 34,195 2,110
Willis Towers Watson PLC 18,121 3,830
$ 239,315
Internet - 9 .87%
Alphabet Inc - A Shares
(d)
1,011,690 134,272
Alphabet Inc - C Shares
(d)
870,245 115,838
Amazon.com Inc
(d)
1,520,089 203,206
Booking Holdings Inc
(d)
6,290 18,686
CDW Corp/DE 22,953 4,294
eBay Inc 91,061 4,053
Etsy Inc
(d)
21,006 2,135
Expedia Group Inc
(d)
24,284 2,976
F5 Inc
(d)
10,297 1,629
Gen Digital Inc 96,864 1,884
Match Group Inc
(d)
47,420 2,206
Meta Platforms Inc
(d)
376,707 120,019
Netflix Inc
(d)
75,701 33,230
Palo Alto Networks Inc
(d)
51,530 12,880
VeriSign Inc
(d)
15,422 3,253
$ 660,561
Iron & Steel - 0 .15%
Nucor Corp 42,781 7,362
Steel Dynamics Inc 27,346 2,915
$ 10,277
Leisure Products & Services - 0 .13%
Carnival Corp
(d)
171,040 3,223
Norwegian Cruise Line Holdings Ltd
(d)
72,230 1,594
Royal Caribbean Cruises Ltd
(d)
37,452 4,086
$ 8,903
Lodging - 0 .35%
Hilton Worldwide Holdings Inc 45,064 7,007
Las Vegas Sands Corp 55,963 3,347
Marriott International Inc/MD 43,910 8,861
MGM Resorts International 51,421 2,611
Wynn Resorts Ltd 17,634 1,922
$ 23,748
Machinery - Construction & Mining - 0 .35%
Caterpillar Inc 87,760 23,271
Machinery - Diversified - 0 .81%
Deere & Co 45,919 19,727
Dover Corp 23,815 3,476
IDEX Corp 12,869 2,906
Ingersoll Rand Inc 68,885 4,496
Nordson Corp 9,165 2,306
Otis Worldwide Corp 70,380 6,402
Rockwell Automation Inc 19,561 6,578
Westinghouse Air Brake Technologies Corp 30,630 3,628
Xylem Inc/NY 40,744 4,594
$ 54,113
Media - 1 .19%
Charter Communications Inc
(d)
17,693 7,169
Comcast Corp - Class A 708,299 32,057
FactSet Research Systems Inc 6,525 2,839
Fox Corp - A Shares 45,819 1,533
Fox Corp - B Shares 23,269 731

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 64,873 $ 1,286
News Corp - B Shares 19,999 402
Paramount Global - Class B
(e)
86,337 1,384
Walt Disney Co/The
(d)
311,170 27,660
Warner Bros Discovery Inc
(d)
377,506 4,934
$ 79,995
Mining - 0 .25%
Freeport-McMoRan Inc 244,072 10,898
Newmont Corp 135,330 5,808
$ 16,706
Miscellaneous Manufacturers - 1 .14%
3M Co 93,943 10,475
A O Smith Corp 21,208 1,540
Axon Enterprise Inc
(d)
11,952 2,222
Eaton Corp PLC 67,877 13,937
General Electric Co 185,438 21,184
Illinois Tool Works Inc 47,094 12,401
Parker-Hannifin Corp 21,847 8,958
Teledyne Technologies Inc
(d)
8,011 3,080
Textron Inc 34,344 2,671
$ 76,468
Office & Business Equipment - 0 .04%
Zebra Technologies Corp
(d)
8,758 2,697
Oil & Gas - 3 .46%
APA Corp 52,553 2,128
Chevron Corp 296,761 48,568
ConocoPhillips 206,061 24,257
Coterra Energy Inc 128,987 3,552
Devon Energy Corp 109,276 5,901
Diamondback Energy Inc 30,839 4,543
EOG Resources Inc 99,597 13,200
EQT Corp 61,585 2,598
Exxon Mobil Corp 688,480 73,833
Hess Corp 47,059 7,140
Marathon Oil Corp 105,173 2,763
Marathon Petroleum Corp 72,252 9,611
Occidental Petroleum Corp 122,353 7,724
Phillips 66 78,141 8,717
Pioneer Natural Resources Co 39,803 8,982
Valero Energy Corp 61,563 7,936
$ 231,453
Oil & Gas Services - 0 .39%
Baker Hughes Co 172,394 6,170
Halliburton Co 153,635 6,004
Schlumberger NV 242,718 14,160
$ 26,334
Packaging & Containers - 0 .16%
Amcor PLC 250,572 2,571
Ball Corp 53,564 3,144
Packaging Corp of America 15,315 2,348
Sealed Air Corp 24,589 1,122
Westrock Co 43,616 1,452
$ 10,637
Pharmaceuticals - 5 .59%
AbbVie Inc 300,441 44,940
AmerisourceBergen Corp 27,582 5,155
Becton Dickinson & Co 48,364 13,475
Bristol-Myers Squibb Co 357,753 22,249
Cardinal Health Inc 43,356 3,966
Cigna Group/The 50,384 14,868
CVS Health Corp 218,316 16,306
Dexcom Inc
(d)
66,010 8,222
Eli Lilly & Co 134,170 60,987
Henry Schein Inc
(d)
22,309 1,758
Johnson & Johnson 442,538 74,138
McKesson Corp 23,092 9,292
Merck & Co Inc 432,097 46,083
Organon & Co 43,434 955
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Pfizer Inc 961,335 $ 34,666
Viatris Inc 204,183 2,150
Zoetis Inc 78,693 14,801
$ 374,011
Pipelines - 0 .32%
Kinder Morgan Inc 335,857 5,948
ONEOK Inc 76,194 5,108
Targa Resources Corp 38,490 3,156
Williams Cos Inc/The 207,443 7,146
$ 21,358
Real Estate - 0 .07%
CBRE Group Inc
(d)
52,933 4,410
REITs - 2 .26%
Alexandria Real Estate Equities Inc 26,810 3,370
American Tower Corp 79,362 15,103
AvalonBay Communities Inc 24,180 4,562
Boston Properties Inc 24,303 1,619
Camden Property Trust 18,181 1,983
Crown Castle Inc 73,849 7,997
Digital Realty Trust Inc 49,613 6,183
Equinix Inc 15,925 12,898
Equity Residential 58,071 3,829
Essex Property Trust Inc 10,930 2,662
Extra Space Storage Inc 35,955 5,018
Federal Realty Investment Trust 12,493 1,268
Healthpeak Properties Inc 93,147 2,034
Host Hotels & Resorts Inc 121,118 2,229
Invitation Homes Inc 98,992 3,514
Iron Mountain Inc 49,660 3,049
Kimco Realty Corp 105,560 2,139
Mid-America Apartment Communities Inc 19,865 2,973
Prologis Inc 157,256 19,618
Public Storage 26,944 7,592
Realty Income Corp 114,642 6,990
Regency Centers Corp 26,204 1,717
SBA Communications Corp 18,448 4,039
Simon Property Group Inc 55,682 6,938
UDR Inc 52,691 2,154
Ventas Inc 68,124 3,305
VICI Properties Inc 171,010 5,383
Welltower Inc 84,638 6,953
Weyerhaeuser Co 124,702 4,247
$ 151,366
Retail - 4 .87%
Advance Auto Parts Inc 10,120 753
AutoZone Inc
(d)
3,133 7,775
Bath & Body Works Inc 38,987 1,445
Best Buy Co Inc 33,141 2,752
CarMax Inc
(d)
26,941 2,226
Chipotle Mexican Grill Inc
(d)
4,699 9,221
Costco Wholesale Corp 75,520 42,342
Darden Restaurants Inc 20,593 3,479
Dollar General Corp 37,312 6,300
Dollar Tree Inc
(d)
35,407 5,464
Domino's Pizza Inc 6,018 2,388
Genuine Parts Co 23,929 3,726
Home Depot Inc/The 172,448 57,570
Lowe's Cos Inc 101,553 23,791
McDonald's Corp 124,328 36,453
O'Reilly Automotive Inc
(d)
10,368 9,599
Ross Stores Inc 58,248 6,677
Starbucks Corp 195,221 19,829
Target Corp 78,597 10,726
TJX Cos Inc/The 196,088 16,967
Tractor Supply Co 18,659 4,179
Ulta Beauty Inc
(d)
8,530 3,794
Walgreens Boots Alliance Inc 121,947 3,655
Walmart Inc 238,850 38,183

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 47,695 $ 6,566
$ 325,860
Semiconductors - 7 .32%
Advanced Micro Devices Inc
(d)
274,227 31,372
Analog Devices Inc 86,142 17,188
Applied Materials Inc 143,914 21,816
Broadcom Inc 70,998 63,802
Intel Corp 710,275 25,407
KLA Corp 23,364 12,008
Lam Research Corp 22,877 16,437
Microchip Technology Inc 93,283 8,763
Micron Technology Inc 186,363 13,304
Monolithic Power Systems Inc 7,671 4,292
NVIDIA Corp 421,146 196,797
NXP Semiconductors NV 44,231 9,863
ON Semiconductor Corp
(d)
73,543 7,924
Qorvo Inc
(d)
17,010 1,871
QUALCOMM Inc 189,702 25,073
Skyworks Solutions Inc 27,102 3,100
Teradyne Inc 26,402 2,982
Texas Instruments Inc 154,563 27,821
$ 489,820
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 6,793 1,560
Software - 10 .49%
Activision Blizzard Inc 121,825 11,300
Adobe Inc
(d)
78,111 42,662
Akamai Technologies Inc
(d)
25,919 2,449
ANSYS Inc
(d)
14,758 5,049
Autodesk Inc
(d)
36,468 7,731
Broadridge Financial Solutions Inc 20,090 3,374
Cadence Design Systems Inc
(d)
46,436 10,866
Ceridian HCM Holding Inc
(d)
26,400 1,869
Electronic Arts Inc 44,363 6,049
Fair Isaac Corp
(d)
4,257 3,567
Fidelity National Information Services Inc 100,887 6,092
Fiserv Inc
(d)
105,123 13,268
Intuit Inc 47,773 24,445
Jack Henry & Associates Inc 12,410 2,080
Microsoft Corp 1,266,183 425,336
MSCI Inc 13,633 7,472
Oracle Corp 262,055 30,721
Paychex Inc 54,636 6,855
Paycom Software Inc 8,278 3,053
PTC Inc
(d)
18,138 2,645
Roper Technologies Inc 18,151 8,949
Salesforce Inc
(d)
166,718 37,513
ServiceNow Inc
(d)
34,694 20,227
Synopsys Inc
(d)
25,935 11,717
Take-Two Interactive Software Inc
(d)
27,000 4,129
Tyler Technologies Inc
(d)
7,139 2,832
$ 702,250
Telecommunications - 1 .68%
Arista Networks Inc
(d)
42,522 6,595
AT&T Inc 1,217,397 17,677
Cisco Systems Inc 697,476 36,297
Corning Inc 130,291 4,422
Juniper Networks Inc 54,765 1,522
Motorola Solutions Inc 28,560 8,186
T-Mobile US Inc
(d)
98,079 13,512
Verizon Communications Inc 715,893 24,398
$ 112,609
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 22,187 1,432
Transportation - 1 .39%
CH Robinson Worldwide Inc 19,829 1,986
CSX Corp 346,209 11,536
Expeditors International of Washington Inc 26,019 3,312
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
FedEx Corp 39,379 $ 10,630
JB Hunt Transport Services Inc 14,120 2,880
Norfolk Southern Corp 38,764 9,055
Old Dominion Freight Line Inc 15,312 6,423
Union Pacific Corp 103,825 24,090
United Parcel Service Inc 123,424 23,096
$ 93,008
Water - 0 .07%
American Water Works Co Inc 33,145 4,887
TOTAL COMMON STOCKS $ 6,526,434
Total Investments $ 6,684,175
Other Assets and Liabilities -  0.18% 11,998
TOTAL NET ASSETS - 100.00% $ 6,696,173
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $71 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $73 or 0.00% of net assets.
Portfolio Summary
Sector Percent
Technology 26 .61%
Consumer, Non-cyclical 19 .31%
Financial 13 .31%
Communications 12 .82%
Consumer, Cyclical 9 .11%
Industrial 7 .51%
Energy 4 .31%
Utilities 2 .49%
Money Market Funds 2 .03%
Basic Materials 1 .99%
Exchange-Traded Funds 0 .33%
Other Assets and Liabilities
0 .18%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 867,994 $ 732,091 $ 135,903
Principal Government Money Market Fund - Institutional Class 5.14% 51,660 172,920 224,580 —
$ 51,660 $ 1,040,914 $ 956,671 $ 135,903
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 3,186 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 376 — — —
$ 3,562 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2023 Long 619 $ 142,819 $ 6,209
Total $ 6,209
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .81 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .31%
iShares Russell 1000 Value ETF 54,061 $ 8,833
Money Market Funds - 2 .50%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
723,586 723
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(c)
72,149,320 72,150
$ 72,873
TOTAL INVESTMENT COMPANIES $ 81,706
COMMON STOCKS - 97 .20 % Shares Held Value (000's)
Advertising - 0 .02%
Interpublic Group of Cos Inc/The 7,167 $ 245
Omnicom Group Inc 3,669 311
$ 556
Aerospace & Defense - 0 .30%
Boeing Co/The
(d)
8,963 2,141
Curtiss-Wright Corp 708 136
General Dynamics Corp 4,552 1,018
HEICO Corp 75 13
HEICO Corp - Class A 132 19
Hexcel Corp 1,566 111
Howmet Aerospace Inc 7,051 361
L3Harris Technologies Inc 3,517 666
Mercury Systems Inc
(d)
922 35
Northrop Grumman Corp 2,511 1,117
RTX Corp 27,186 2,390
Spirit AeroSystems Holdings Inc 1,742 55
TransDigm Group Inc 810 729
$ 8,791
Agriculture - 1 .39%
Altria Group Inc 33,229 1,509
Archer-Daniels-Midland Co 10,088 857
Bunge Ltd 2,774 302
Darling Ingredients Inc
(d)
2,950 204
Philip Morris International Inc 378,358 37,730
$ 40,602
Airlines - 0 .87%
Alaska Air Group Inc
(d)
2,329 113
American Airlines Group Inc
(d)
7,594 127
Delta Air Lines Inc 11,350 525
Southwest Airlines Co 710,683 24,277
United Airlines Holdings Inc
(d)
6,072 330
$ 25,372
Apparel - 0 .07%
Capri Holdings Ltd
(d)
2,274 84
Carter's Inc 684 51
Columbia Sportswear Co 665 52
NIKE Inc 10,325 1,140
PVH Corp 1,159 104
Ralph Lauren Corp 755 99
Skechers USA Inc
(d)
2,372 132
Tapestry Inc 4,105 177
Under Armour Inc - Class A
(d)
3,503 28
Under Armour Inc - Class C
(d)
3,444 26
VF Corp 6,496 129
$ 2,022
Automobile Manufacturers - 0 .13%
Cummins Inc 2,636 688
Ford Motor Co 72,986 964
General Motors Co 25,794 990
Lucid Group Inc
(d)
13,845 105
PACCAR Inc 9,534 821
Rivian Automotive Inc
(d)
9,591 265
$ 3,833
Automobile Parts & Equipment - 1 .27%
Allison Transmission Holdings Inc 1,524 89
Aptiv PLC
(d)
330,478 36,184
BorgWarner Inc 4,336 202
Gentex Corp 4,354 146
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Lear Corp 1,091 $ 169
Phinia Inc
(d)
867 24
QuantumScape Corp
(d),(e)
5,539 74
$ 36,888
Banks - 9 .27%
Bank of America Corp 1,314,981 42,079
Bank of New York Mellon Corp/The 14,699 667
Bank OZK 2,048 90
BOK Financial Corp 527 47
Citigroup Inc 36,183 1,725
Citizens Financial Group Inc 8,976 290
Columbia Banking System Inc 3,863 86
Comerica Inc 2,445 132
Commerce Bancshares Inc/MO 2,123 113
Cullen/Frost Bankers Inc 1,099 119
East West Bancorp Inc 2,609 162
Fifth Third Bancorp 12,619 367
First Citizens BancShares Inc/NC 181 259
First Hawaiian Inc 2,364 49
First Horizon Corp 9,930 135
FNB Corp/PA 6,643 85
Goldman Sachs Group Inc/The 98,516 35,059
Huntington Bancshares Inc/OH 26,739 327
JPMorgan Chase & Co 253,779 40,087
KeyCorp 17,317 213
M&T Bank Corp 230,219 32,198
Morgan Stanley 22,368 2,048
Northern Trust Corp 204,080 16,351
NU Holdings Ltd/Cayman Islands
(d)
14,214 113
Pinnacle Financial Partners Inc 1,397 106
PNC Financial Services Group Inc/The 7,408 1,014
Popular Inc 1,308 95
Prosperity Bancshares Inc 1,618 103
Regions Financial Corp 17,376 354
State Street Corp 6,206 450
Synovus Financial Corp 2,687 91
Truist Financial Corp 24,669 820
US Bancorp 610,723 24,233
Webster Financial Corp 3,226 153
Wells Fargo & Co 1,501,019 69,288
Western Alliance Bancorp 2,008 104
Wintrust Financial Corp 1,130 95
Zions Bancorp NA 2,703 103
$ 269,810
Beverages - 1 .35%
Boston Beer Co Inc/The
(d)
11 4
Brown-Forman Corp - A Shares
(e)
188 13
Brown-Forman Corp - B Shares 705 50
Coca-Cola Co/The 36,520 2,262
Coca-Cola Europacific Partners PLC 161,534 10,240
Constellation Brands Inc 2,561 699
Keurig Dr Pepper Inc 17,725 603
Molson Coors Beverage Co 3,249 227
PepsiCo Inc 134,663 25,243
$ 39,341
Biotechnology - 1 .08%
Alnylam Pharmaceuticals Inc
(d)
477 93
Amgen Inc 3,180 745
Biogen Inc
(d)
2,679 724
BioMarin Pharmaceutical Inc
(d)
3,069 270
Bio-Rad Laboratories Inc
(d)
390 158
Certara Inc
(d)
1,415 28
Corteva Inc 13,265 748
Exelixis Inc
(d)
1,561 31
Gilead Sciences Inc 333,001 25,354
Horizon Therapeutics Plc
(d)
483 48
Illumina Inc
(d)
2,064 397
Incyte Corp
(d)
897 57
Ionis Pharmaceuticals Inc
(d)
328 14

Schedule of Investments
LargeCap Value Fund III
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Karuna Therapeutics Inc
(d)
73 $ 15
Maravai LifeSciences Holdings Inc
(d)
904 10
Mirati Therapeutics Inc
(d)
849 26
Moderna Inc
(d)
6,244 735
Regeneron Pharmaceuticals Inc
(d)
1,796 1,332
Roivant Sciences Ltd
(d)
257 3
Royalty Pharma PLC 6,902 217
United Therapeutics Corp
(d)
838 203
Vertex Pharmaceuticals Inc
(d)
407 143
$ 31,351
Building Materials - 0 .17%
Armstrong World Industries Inc 588 45
AZEK Co Inc/The
(d)
2,238 70
Builders FirstSource Inc
(d)
2,367 342
Carrier Global Corp 15,492 922
Eagle Materials Inc 226 42
Fortune Brands Innovations Inc 2,349 167
Hayward Holdings Inc
(d)
2,052 27
Johnson Controls International plc 12,777 889
Lennox International Inc 594 218
Louisiana-Pacific Corp 1,195 91
Martin Marietta Materials Inc 1,147 512
Masco Corp 4,179 254
MDU Resources Group Inc 3,754 83
Mohawk Industries Inc
(d)
982 104
Owens Corning 1,669 234
Trane Technologies PLC 2,985 595
Vulcan Materials Co 1,921 424
$ 5,019
Chemicals - 3 .37%
Air Products and Chemicals Inc 134,174 40,967
Albemarle Corp 2,176 462
Ashland Inc 933 85
Axalta Coating Systems Ltd
(d)
787,985 25,215
Celanese Corp 1,838 230
CF Industries Holdings Inc 3,630 298
Chemours Co/The 2,762 102
Dow Inc 13,161 743
DuPont de Nemours Inc 306,057 23,759
Eastman Chemical Co 2,203 189
Ecolab Inc 1,025 188
Element Solutions Inc 4,147 87
FMC Corp 1,975 190
Huntsman Corp 3,245 97
International Flavors & Fragrances Inc 4,747 402
Linde PLC 8,268 3,230
LyondellBasell Industries NV 4,810 476
Mosaic Co/The 6,151 251
NewMarket Corp 119 54
Olin Corp 2,399 138
PPG Industries Inc 3,269 470
RPM International Inc 1,913 198
Sherwin-Williams Co/The 738 204
Valvoline Inc 2,476 94
Westlake Corp 601 83
$ 98,212
Commercial Services - 1 .15%
ADT Inc 3,906 25
Affirm Holdings Inc
(d)
4,042 78
Aramark 653,780 26,393
Automatic Data Processing Inc 1,092 270
Avis Budget Group Inc
(d)
250 55
Block Inc
(d)
6,332 510
Bright Horizons Family Solutions Inc
(d)
934 91
Cintas Corp 177 89
Clarivate PLC
(d)
8,747 83
CoStar Group Inc
(d)
4,285 360
Driven Brands Holdings Inc
(d)
1,155 30
Dun & Bradstreet Holdings Inc 4,953 59
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Equifax Inc 698 $ 143
Euronet Worldwide Inc
(d)
440 39
FleetCor Technologies Inc
(d)
98 24
FTI Consulting Inc
(d)
504 88
Global Payments Inc 4,864 536
Grand Canyon Education Inc
(d)
405 44
GXO Logistics Inc
(d)
2,174 146
H&R Block Inc 993 33
Hertz Global Holdings Inc
(d)
2,499 42
ManpowerGroup Inc 936 74
Mister Car Wash Inc
(d)
1,390 14
Moody's Corp 259 91
PayPal Holdings Inc
(d)
1,964 149
Quanta Services Inc 1,969 397
R1 RCM Inc
(d)
2,989 52
RB Global Inc 793 51
Robert Half Inc 1,954 145
S&P Global Inc 5,473 2,159
Service Corp International/US 1,759 117
TransUnion 3,589 286
U-Haul Holding Co 103 6
U-Haul Holding Co 925 53
United Rentals Inc 1,014 471
WEX Inc
(d)
430 81
WillScot Mobile Mini Holdings Corp
(d)
2,734 131
$ 33,415
Computers - 3 .29%
Accenture PLC - Class A 78,841 24,942
Amdocs Ltd 2,212 207
Apple Inc 142,567 28,007
CACI International Inc
(d)
77,029 26,994
Cognizant Technology Solutions Corp 165,060 10,899
Crane NXT Co 893 53
DXC Technology Co
(d)
4,222 117
Genpact Ltd 2,502 90
Hewlett Packard Enterprise Co 24,047 418
HP Inc 12,788 420
International Business Machines Corp 16,904 2,437
KBR Inc 1,598 98
Kyndryl Holdings Inc
(d)
3,810 52
Leidos Holdings Inc 2,537 237
Lumentum Holdings Inc
(d)
1,270 67
NCR Corp
(d)
2,382 64
NetApp Inc 2,400 187
Pure Storage Inc
(d)
1,198 44
Science Applications International Corp 999 121
Western Digital Corp
(d)
5,938 253
$ 95,707
Consumer Products - 0 .89%
Avery Dennison Corp 1,007 185
Church & Dwight Co Inc 267,283 25,571
Kimberly-Clark Corp 370 48
Reynolds Consumer Products Inc 1,010 28
Spectrum Brands Holdings Inc 746 59
$ 25,891
Cosmetics & Personal Care - 0 .81%
Colgate-Palmolive Co 15,266 1,164
Coty Inc
(d)
6,695 81
Estee Lauder Cos Inc/The 93,882 16,899
Olaplex Holdings Inc
(d)
2,547 9
Procter & Gamble Co/The 35,566 5,559
$ 23,712
Distribution & Wholesale - 0 .05%
Core & Main Inc
(d)
1,575 50
Fastenal Co 2,804 165
Ferguson PLC 3,650 590
LKQ Corp 4,951 271
SiteOne Landscape Supply Inc
(d)
559 95
Univar Solutions Inc
(d)
2,883 104

Schedule of Investments
LargeCap Value Fund III
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Watsco Inc 463 $ 175
WESCO International Inc 822 144
$ 1,594
Diversified Financial Services - 1 .95%
Affiliated Managers Group Inc 663 92
Air Lease Corp 1,922 81
Ally Financial Inc 5,029 154
American Express Co 118,854 20,072
BlackRock Inc 2,765 2,043
Blue Owl Capital Inc 7,435 92
Capital One Financial Corp 7,049 825
Cboe Global Markets Inc 1,955 273
Charles Schwab Corp/The 27,573 1,823
CME Group Inc 6,679 1,329
Coinbase Global Inc
(d),(e)
3,097 305
Credit Acceptance Corp
(d)
121 67
Discover Financial Services 4,713 497
Evercore Inc - Class A 662 89
Franklin Resources Inc 5,291 155
Houlihan Lokey Inc 900 90
Interactive Brokers Group Inc - A Shares 1,835 160
Intercontinental Exchange Inc 10,308 1,183
Invesco Ltd 6,893 116
Janus Henderson Group PLC 2,488 73
Jefferies Financial Group Inc 3,735 137
Lazard Ltd 2,033 71
Nasdaq Inc 6,350 321
OneMain Holdings Inc 2,084 95
Raymond James Financial Inc 3,633 400
Rocket Cos Inc
(d)
1,385 15
SEI Investments Co 1,891 119
SLM Corp 2,716 44
SoFi Technologies Inc
(d)
17,047 195
Stifel Financial Corp 1,908 121
Synchrony Financial 7,932 274
T Rowe Price Group Inc 4,101 506
TPG Inc 890 26
Tradeweb Markets Inc 1,392 114
UWM Holdings Corp 775 5
Virtu Financial Inc 1,661 31
Visa Inc 102,177 24,291
Voya Financial Inc 1,820 135
Western Union Co/The 5,931 72
XP Inc
(d)
5,956 161
$ 56,652
Electric - 3 .96%
AES Corp/The 4,830 104
Alliant Energy Corp 4,670 251
Ameren Corp 4,869 417
American Electric Power Co Inc 9,579 812
Avangrid Inc 1,320 49
Brookfield Renewable Corp 2,373 74
CenterPoint Energy Inc 11,733 353
Clearway Energy Inc - Class A 677 17
Clearway Energy Inc - Class C 1,601 42
CMS Energy Corp 5,407 330
Consolidated Edison Inc 6,453 612
Constellation Energy Corp 6,092 589
Dominion Energy Inc 15,547 832
DTE Energy Co 211,640 24,191
Duke Energy Corp 14,339 1,342
Edison International 7,028 506
Entergy Corp 86,333 8,866
Evergy Inc 4,139 248
Eversource Energy 6,481 469
Exelon Corp 18,488 774
FirstEnergy Corp 10,125 399
Hawaiian Electric Industries Inc 2,036 78
IDACORP Inc 938 96
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
NextEra Energy Inc 348,301 $ 25,531
NRG Energy Inc 4,256 162
OGE Energy Corp 3,716 134
PG&E Corp
(d)
33,499 590
Pinnacle West Capital Corp 241,126 19,970
PPL Corp 13,723 378
Public Service Enterprise Group Inc 9,247 584
Sempra 5,859 873
Southern Co/The 20,272 1,466
Vistra Corp 4,946 139
WEC Energy Group Inc 260,303 23,391
Xcel Energy Inc 10,246 643
$ 115,312
Electrical Components & Equipment - 0 .07%
Acuity Brands Inc 591 97
AMETEK Inc 4,276 678
Emerson Electric Co 10,616 970
Generac Holdings Inc
(d)
1,189 183
Littelfuse Inc 449 137
Universal Display Corp 500 73
$ 2,138
Electronics - 1 .18%
Agilent Technologies Inc 1,026 125
Allegion plc 123 14
Amphenol Corp 5,389 476
Arrow Electronics Inc
(d)
1,064 152
Avnet Inc 1,688 82
Coherent Corp
(d)
2,214 105
Fortive Corp 6,575 515
Garmin Ltd 2,856 303
Honeywell International Inc 160,797 31,215
Hubbell Inc 542 169
Jabil Inc 894 99
Keysight Technologies Inc
(d)
2,454 395
National Instruments Corp 531 31
nVent Electric PLC 3,057 162
Sensata Technologies Holding PLC 2,803 119
TD SYNNEX Corp 773 76
Trimble Inc
(d)
4,580 247
Vontier Corp 1,914 59
Woodward Inc 1,099 132
$ 34,476
Energy - Alternate Sources - 0 .02%
First Solar Inc
(d)
1,978 410
Plug Power Inc
(d),(e)
9,654 127
Sunrun Inc
(d)
3,921 74
$ 611
Engineering & Construction - 0 .73%
AECOM 235,903 20,524
EMCOR Group Inc 599 129
Jacobs Solutions Inc 2,338 293
MasTec Inc
(d)
1,155 136
TopBuild Corp
(d)
550 150
$ 21,232
Entertainment - 0 .03%
AMC Entertainment Holdings Inc
(e)
9,642 48
Caesars Entertainment Inc
(d)
2,259 133
Live Nation Entertainment Inc
(d)
2,251 198
Madison Square Garden Sports Corp 345 73
Marriott Vacations Worldwide Corp 679 87
Penn Entertainment Inc
(d)
2,849 75
Vail Resorts Inc 669 158
$ 772
Environmental Control - 0 .43%
Clean Harbors Inc
(d)
953 159
Pentair PLC 3,049 212
Republic Services Inc 3,840 580
Stericycle Inc
(d)
1,711 73

Schedule of Investments
LargeCap Value Fund III
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Tetra Tech Inc 806 $ 136
Waste Management Inc 69,283 11,348
$ 12,508
Food - 0 .65%
Albertsons Cos Inc 7,076 154
Campbell Soup Co 3,555 163
Conagra Brands Inc 8,843 290
Flowers Foods Inc 3,492 86
General Mills Inc 10,925 817
Grocery Outlet Holding Corp
(d)
1,763 59
Hershey Co/The 706 163
Hormel Foods Corp 5,380 220
Ingredion Inc 1,225 136
J M Smucker Co/The 1,916 289
Kellogg Co 4,830 323
Kraft Heinz Co/The 14,938 540
Kroger Co/The 12,133 590
Lamb Weston Holdings Inc 159 17
McCormick & Co Inc/MD 141,334 12,647
Mondelez International Inc 25,299 1,875
Performance Food Group Co
(d)
1,510 90
Pilgrim's Pride Corp
(d)
697 17
Post Holdings Inc
(d)
995 85
Seaboard Corp 5 18
Tyson Foods Inc 5,165 288
US Foods Holding Corp
(d)
4,211 180
$ 19,047
Forest Products & Paper - 0 .01%
International Paper Co 6,438 232
Gas - 0 .03%
Atmos Energy Corp 2,679 326
National Fuel Gas Co 1,650 87
NiSource Inc 7,684 214
UGI Corp 3,882 105
$ 732
Hand & Machine Tools - 0 .63%
Lincoln Electric Holdings Inc 70 14
MSA Safety Inc 569 94
Regal Rexnord Corp 1,229 192
Snap-on Inc 967 263
Stanley Black & Decker Inc 178,203 17,691
$ 18,254
Healthcare - Products - 4 .10%
Abbott Laboratories 363,880 40,511
Avantor Inc
(d)
945,107 19,441
Azenta Inc
(d)
1,266 59
Baxter International Inc 9,399 425
Bio-Techne Corp 173 14
Boston Scientific Corp
(d)
26,710 1,385
Cooper Cos Inc/The 903 353
Danaher Corp 112,086 28,589
DENTSPLY SIRONA Inc 3,929 163
Enovis Corp
(d)
953 61
Envista Holdings Corp
(d)
3,043 105
Exact Sciences Corp
(d)
2,168 211
GE HealthCare Technologies Inc 6,700 523
Globus Medical Inc
(d)
1,472 89
Hologic Inc
(d)
4,517 359
ICU Medical Inc
(d)
375 67
Integra LifeSciences Holdings Corp
(d)
1,328 60
Medtronic PLC 251,986 22,115
QIAGEN NV
(d)
4,226 198
QuidelOrtho Corp
(d)
973 85
Repligen Corp
(d)
575 99
Revvity Inc 2,347 288
STERIS PLC 1,844 416
Stryker Corp 4,930 1,397
Tandem Diabetes Care Inc
(d)
1,035 36
Teleflex Inc 873 219
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Thermo Fisher Scientific Inc 2,757 $ 1,513
Zimmer Biomet Holdings Inc 3,904 539
$ 119,320
Healthcare - Services - 3 .63%
Acadia Healthcare Co Inc
(d)
1,666 132
agilon health Inc
(d)
554 11
Amedisys Inc
(d)
595 54
Catalent Inc
(d)
3,342 162
Centene Corp
(d)
10,195 694
Charles River Laboratories International Inc
(d)
943 198
Chemed Corp 78 41
Elevance Health Inc 79,538 37,512
Encompass Health Corp 1,711 113
Fortrea Holdings Inc
(d)
1,644 52
Ginkgo Bioworks Holdings Inc
(d)
25,934 65
HCA Healthcare Inc 3,017 823
Humana Inc 1,315 601
ICON PLC
(d)
1,287 323
IQVIA Holdings Inc
(d)
263 59
Laboratory Corp of America Holdings 1,644 352
Molina Healthcare Inc
(d)
489 149
Quest Diagnostics Inc 2,081 281
Sotera Health Co
(d)
573 11
Syneos Health Inc
(d)
1,916 81
Teladoc Health Inc
(d)
3,027 90
Tenet Healthcare Corp
(d)
1,876 140
UnitedHealth Group Inc 125,303 63,450
Universal Health Services Inc 1,127 157
$ 105,551
Home Builders - 0 .08%
DR Horton Inc 5,786 735
Lennar Corp - A Shares 4,625 587
Lennar Corp - B Shares 256 29
NVR Inc
(d)
50 315
PulteGroup Inc 4,123 348
Thor Industries Inc 953 110
Toll Brothers Inc 2,052 165
$ 2,289
Home Furnishings - 0 .01%
Dolby Laboratories Inc 1,100 98
Leggett & Platt Inc 2,461 72
Tempur Sealy International Inc 2,472 110
Whirlpool Corp 994 143
$ 423
Housewares - 0 .00%
Newell Brands Inc 7,068 79
Insurance - 6 .60%
Aflac Inc 11,193 810
Allstate Corp/The 192,768 21,722
American Financial Group Inc/OH 1,352 164
American International Group Inc 927,529 55,911
Aon PLC 3,760 1,198
Arch Capital Group Ltd
(d)
5,712 444
Arthur J Gallagher & Co 113,661 24,414
Assurant Inc 982 132
Assured Guaranty Ltd 1,056 63
Axis Capital Holdings Ltd 1,445 80
Berkshire Hathaway Inc - Class B
(d)
106,930 37,635
Brighthouse Financial Inc
(d)
1,113 58
Brown & Brown Inc 2,689 189
Chubb Ltd 7,669 1,568
Cincinnati Financial Corp 2,854 307
CNA Financial Corp 484 19
Corebridge Financial Inc 2,747 51
Everest Group Ltd 680 245
Fidelity National Financial Inc 4,822 189
First American Financial Corp 1,862 118
Globe Life Inc 1,650 185
Hanover Insurance Group Inc/The 659 75

Schedule of Investments
LargeCap Value Fund III
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The 5,663 $ 407
Kemper Corp 1,119 57
Lincoln National Corp 2,848 80
Loews Corp 3,519 220
Markel Group Inc
(d)
244 354
Marsh & McLennan Cos Inc 1,832 345
MetLife Inc 12,029 758
MGIC Investment Corp 5,353 90
Old Republic International Corp 5,053 139
Primerica Inc 237 50
Progressive Corp/The 204,477 25,760
Prudential Financial Inc 6,825 659
Reinsurance Group of America Inc 1,235 173
RenaissanceRe Holdings Ltd 670 125
RLI Corp 612 82
Travelers Cos Inc/The 4,288 740
Unum Group 3,653 178
W R Berkley Corp 3,953 244
White Mountains Insurance Group Ltd 46 71
Willis Towers Watson PLC 75,809 16,020
$ 192,129
Internet - 1 .75%
Alphabet Inc - A Shares
(d)
365,193 48,468
CDW Corp/DE 153 29
DoorDash Inc - Class A
(d)
1,217 111
eBay Inc 9,321 415
Etsy Inc
(d)
1,053 107
Expedia Group Inc
(d)
752 92
F5 Inc
(d)
1,120 177
Gen Digital Inc 8,690 169
GoDaddy Inc
(d)
1,130 87
IAC Inc
(d)
1,429 100
Match Group Inc
(d)
512 24
Okta Inc
(d)
2,632 202
Robinhood Markets Inc
(d)
12,337 159
Roku Inc
(d)
2,006 193
TripAdvisor Inc
(d)
2,133 40
VeriSign Inc
(d)
1,593 336
Wayfair Inc
(d)
993 77
Zillow Group Inc - A Shares
(d)
1,027 55
Zillow Group Inc - C Shares
(d)
2,870 155
$ 50,996
Iron & Steel - 0 .06%
Cleveland-Cliffs Inc
(d)
9,446 167
Nucor Corp 4,682 806
Reliance Steel & Aluminum Co 1,086 318
Steel Dynamics Inc 2,987 318
United States Steel Corp 4,180 106
$ 1,715
Leisure Products & Services - 0 .04%
Brunswick Corp/DE 1,212 105
Carnival Corp
(d)
18,477 348
Harley-Davidson Inc 2,435 94
Norwegian Cruise Line Holdings Ltd
(d)
5,963 131
Planet Fitness Inc
(d)
828 56
Polaris Inc 913 124
Royal Caribbean Cruises Ltd
(d)
3,042 332
$ 1,190
Lodging - 1 .15%
Boyd Gaming Corp 1,366 93
Hilton Worldwide Holdings Inc 2,591 403
Hyatt Hotels Corp 865 109
Las Vegas Sands Corp 540,311 32,316
MGM Resorts International 5,576 283
Travel + Leisure Co 754 31
Wyndham Hotels & Resorts Inc 1,451 113
Wynn Resorts Ltd 1,812 198
$ 33,546
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 1 .45%
BWX Technologies Inc 1,406 $ 97
Caterpillar Inc 2,401 637
Oshkosh Corp 1,211 111
Vertiv Holdings Co 1,595,905 41,510
$ 42,355
Machinery - Diversified - 0 .15%
AGCO Corp 1,162 155
CNH Industrial NV 18,146 261
Cognex Corp 3,210 175
Crane Co 891 83
Deere & Co 346 149
Dover Corp 2,593 378
Esab Corp 1,048 72
Flowserve Corp 2,430 92
Gates Industrial Corp PLC
(d)
2,246 31
Graco Inc 1,835 146
IDEX Corp 1,291 292
Ingersoll Rand Inc 7,525 491
Middleby Corp/The
(d)
997 151
Nordson Corp 1,063 267
Otis Worldwide Corp 7,233 658
Westinghouse Air Brake Technologies Corp 3,314 392
Xylem Inc/NY 3,884 438
$ 4,231
Media - 1 .78%
Cable One Inc 97 70
Comcast Corp - Class A 1,028,598 46,554
DISH Network Corp
(d)
4,601 37
Fox Corp - A Shares 5,438 182
Fox Corp - B Shares 2,497 78
GCI Liberty Inc - Escrow
(d),(f)
1,795 —
Liberty Broadband Corp - A Shares
(d)
250 22
Liberty Broadband Corp - C Shares
(d)
1,716 153
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
422 27
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
3,604 262
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
1,380 44
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
2,853 91
New York Times Co/The 3,001 122
News Corp - A Shares 7,076 140
News Corp - B Shares 2,164 44
Nexstar Media Group Inc 418 78
Paramount Global - Class A
(e)
171 3
Paramount Global - Class B 10,721 172
Sirius XM Holdings Inc
(e)
11,973 61
Walt Disney Co/The
(d)
34,022 3,024
Warner Bros Discovery Inc
(d)
40,969 536
$ 51,700
Metal Fabrication & Hardware - 0 .01%
RBC Bearings Inc
(d)
552 125
Timken Co/The 1,161 108
Valmont Industries Inc 356 94
$ 327
Mining - 0 .08%
Alcoa Corp 3,304 120
Freeport-McMoRan Inc 26,571 1,186
MP Materials Corp
(d)
2,033 49
Newmont Corp 14,798 635
Royal Gold Inc 1,209 145
SSR Mining Inc 3,833 56
$ 2,191
Miscellaneous Manufacturers - 1 .13%
3M Co 10,228 1,140
A O Smith Corp 2,036 148
Carlisle Cos Inc 941 261
Donaldson Co Inc 1,317 83
Eaton Corp PLC 131,894 27,080
General Electric Co 20,169 2,304

Schedule of Investments
LargeCap Value Fund III
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Illinois Tool Works Inc 1,043 $ 275
ITT Inc 1,536 153
Parker-Hannifin Corp 2,376 974
Teledyne Technologies Inc
(d)
866 333
Textron Inc 3,744 291
$ 33,042
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
780 240
Oil & Gas - 7 .63%
Antero Resources Corp
(d)
5,255 140
APA Corp 658 27
Chesapeake Energy Corp 2,357 199
Chevron Corp 205,441 33,622
ConocoPhillips 251,170 29,568
Coterra Energy Inc 14,076 388
Devon Energy Corp 11,918 644
Diamondback Energy Inc 3,368 496
EOG Resources Inc 211,326 28,007
EQT Corp 6,702 283
Exxon Mobil Corp 277,989 29,812
Hess Corp 230,335 34,948
HF Sinclair Corp 2,623 137
Marathon Oil Corp 11,555 303
Marathon Petroleum Corp 8,210 1,092
Occidental Petroleum Corp 12,974 819
Ovintiv Inc 2,511 116
PDC Energy Inc 1,611 122
Phillips 66 263,989 29,448
Pioneer Natural Resources Co 137,196 30,961
Range Resources Corp 4,350 137
Southwestern Energy Co
(d)
20,260 131
Valero Energy Corp 6,705 864
$ 222,264
Oil & Gas Services - 1 .34%
Baker Hughes Co 18,859 675
Halliburton Co 936,884 36,614
NOV Inc 7,290 146
Schlumberger NV 26,503 1,546
TechnipFMC PLC 8,584 157
$ 39,138
Packaging & Containers - 0 .06%
Amcor PLC 27,509 282
AptarGroup Inc 1,216 148
Ardagh Group SA
(d),(f)
412 —
Ardagh Metal Packaging SA 187 1
Ball Corp 5,727 336
Berry Global Group Inc 2,256 148
Crown Holdings Inc 1,971 183
Graphic Packaging Holding Co 2,631 64
Packaging Corp of America 1,645 252
Sealed Air Corp 1,256 57
Silgan Holdings Inc 1,553 68
Sonoco Products Co 1,816 107
Westrock Co 4,721 157
$ 1,803
Pharmaceuticals - 6 .05%
Becton Dickinson & Co 121,108 33,743
Bristol-Myers Squibb Co 39,111 2,432
Cardinal Health Inc 2,341 214
Cigna Group/The 5,029 1,484
CVS Health Corp 348,659 26,041
Elanco Animal Health Inc
(d)
9,106 110
Henry Schein Inc
(d)
2,423 191
Jazz Pharmaceuticals PLC
(d)
547 71
Johnson & Johnson 306,677 51,378
McKesson Corp 1,578 635
Merck & Co Inc 346,362 36,940
Organon & Co 4,747 104
Perrigo Co PLC 514,007 18,834
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Pfizer Inc 105,123 $ 3,791
Premier Inc 2,203 61
Viatris Inc 22,237 234
$ 176,263
Pipelines - 0 .59%
Antero Midstream Corp 4,196 50
DT Midstream Inc 1,803 97
Enbridge Inc 413,266 15,208
Kinder Morgan Inc 36,474 646
ONEOK Inc 7,853 526
Williams Cos Inc/The 22,648 780
$ 17,307
Private Equity - 0 .02%
Carlyle Group Inc/The 3,920 140
KKR & Co Inc 9,056 538
$ 678
Real Estate - 0 .02%
CBRE Group Inc
(d)
5,760 480
Howard Hughes Corp/The
(d)
626 53
Jones Lang LaSalle Inc
(d)
880 146
$ 679
REITs - 4 .52%
AGNC Investment Corp 10,656 109
Agree Realty Corp 1,740 113
Alexandria Real Estate Equities Inc 3,188 401
American Homes 4 Rent 6,189 232
Americold Realty Trust Inc 5,018 163
Annaly Capital Management Inc 9,175 184
Apartment Income REIT Corp 2,764 95
AvalonBay Communities Inc 2,598 490
Boston Properties Inc 2,915 194
Brixmor Property Group Inc 5,562 126
Camden Property Trust 1,928 210
Cousins Properties Inc 2,880 70
Crown Castle Inc 7,200 780
CubeSmart 4,157 180
Digital Realty Trust Inc 5,405 674
EastGroup Properties Inc 809 143
EPR Properties 1,379 62
Equinix Inc 864 700
Equity LifeStyle Properties Inc 2,222 158
Equity Residential 6,935 457
Essex Property Trust Inc 1,186 289
Extra Space Storage Inc 3,886 542
Federal Realty Investment Trust 1,502 153
First Industrial Realty Trust Inc 2,452 127
Gaming and Leisure Properties Inc 4,677 222
Healthcare Realty Trust Inc 7,059 138
Healthpeak Properties Inc 10,170 222
Highwoods Properties Inc 1,934 49
Host Hotels & Resorts Inc 13,142 242
Invitation Homes Inc 11,363 403
Iron Mountain Inc 2,718 167
Kilroy Realty Corp 2,167 77
Kimco Realty Corp 11,247 228
Lamar Advertising Co 369 36
Medical Properties Trust Inc 11,030 111
Mid-America Apartment Communities Inc 2,158 323
National Storage Affiliates Trust 1,484 50
NNN REIT Inc 3,371 144
Omega Healthcare Investors Inc 4,352 139
Park Hotels & Resorts Inc 4,082 56
Prologis Inc 159,954 19,954
Public Storage 83,061 23,403
Rayonier Inc 2,727 90
Realty Income Corp 12,292 749
Regency Centers Corp 3,164 207
Rexford Industrial Realty Inc 3,723 205
Rithm Capital Corp 8,952 90

Schedule of Investments
LargeCap Value Fund III
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
SBA Communications Corp 1,794 $ 393
Simon Property Group Inc 4,718 588
Spirit Realty Capital Inc 2,618 106
STAG Industrial Inc 3,511 127
Starwood Property Trust Inc 5,475 114
Sun Communities Inc 1,787 233
UDR Inc 5,758 235
Ventas Inc 402,822 19,545
VICI Properties Inc 1,734,315 54,597
Vornado Realty Trust 3,284 74
Welltower Inc 9,240 759
Weyerhaeuser Co 13,617 464
WP Carey Inc 3,940 266
$ 131,458
Retail - 6 .07%
Advance Auto Parts Inc 1,109 83
AutoNation Inc
(d)
567 91
AutoZone Inc
(d)
58 144
Bath & Body Works Inc 4,258 158
Best Buy Co Inc 3,125 260
BJ's Wholesale Club Holdings Inc
(d)
1,616 107
CarMax Inc
(d)
2,771 229
Casey's General Stores Inc 593 150
Darden Restaurants Inc 1,196 202
Dick's Sporting Goods Inc 1,034 146
Dollar General Corp 265,901 44,900
Dollar Tree Inc
(d)
3,877 598
Domino's Pizza Inc 75,871 30,101
Freshpet Inc
(d)
615 45
GameStop Corp
(d),(e)
4,977 111
Gap Inc/The 3,612 37
Genuine Parts Co 2,607 406
Home Depot Inc/The 78,304 26,141
Kohl's Corp 2,054 59
Lithia Motors Inc 68,091 21,144
Lowe's Cos Inc 2,964 694
Macy's Inc 5,027 83
McDonald's Corp 7,965 2,335
MSC Industrial Direct Co Inc 853 86
Murphy USA Inc 20 6
Nordstrom Inc 2,120 49
Ollie's Bargain Outlet Holdings Inc
(d)
778 57
O'Reilly Automotive Inc
(d)
13,204 12,224
Penske Automotive Group Inc 374 60
Petco Health & Wellness Co Inc
(d)
1,524 12
RH
(d)
252 98
Ross Stores Inc 419 48
Victoria's Secret & Co
(d)
805 17
Walgreens Boots Alliance Inc 13,319 399
Walmart Inc 220,404 35,234
Williams-Sonoma Inc 1,054 146
Yum! Brands Inc 637 88
$ 176,748
Savings & Loans - 0 .01%
New York Community Bancorp Inc 13,234 184
TFS Financial Corp 931 13
$ 197
Semiconductors - 4 .46%
Advanced Micro Devices Inc
(d)
12,853 1,470
Analog Devices Inc 9,404 1,876
Applied Materials Inc 2,431 369
Broadcom Inc 45,514 40,901
Cirrus Logic Inc
(d)
1,026 83
Entegris Inc 2,628 288
GLOBALFOUNDRIES Inc
(d)
1,457 93
Intel Corp 77,669 2,778
IPG Photonics Corp
(d)
558 73
Lam Research Corp 139 100
Marvell Technology Inc 15,892 1,035
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Microchip Technology Inc 309,989 $ 29,121
Micron Technology Inc 20,332 1,451
MKS Instruments Inc 1,233 135
ON Semiconductor Corp
(d)
8,017 864
Qorvo Inc
(d)
1,852 204
QUALCOMM Inc 210,615 27,837
Skyworks Solutions Inc 168,314 19,250
Teradyne Inc 483 55
Texas Instruments Inc 9,997 1,799
Wolfspeed Inc
(d)
2,304 152
$ 129,934
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 728 167
Software - 4 .68%
Activision Blizzard Inc 14,495 1,345
Akamai Technologies Inc
(d)
2,861 270
ANSYS Inc
(d)
283 97
AppLovin Corp
(d)
3,309 104
Aspen Technology Inc
(d)
545 97
Bentley Systems Inc 274 15
BILL Holdings Inc
(d)
1,906 239
Black Knight Inc
(d)
2,881 203
Broadridge Financial Solutions Inc 357 60
CCC Intelligent Solutions Holdings Inc
(d)
3,738 41
Ceridian HCM Holding Inc
(d)
2,505 177
Concentrix Corp 815 68
Doximity Inc
(d)
1,141 41
Dropbox Inc - A Shares
(d)
542 15
Electronic Arts Inc 159,267 21,716
Fidelity National Information Services Inc 693,009 41,844
Fiserv Inc
(d)
8,305 1,048
Guidewire Software Inc
(d)
1,515 128
HashiCorp Inc
(d)
573 17
Informatica Inc
(d)
800 15
Jack Henry & Associates Inc 971 163
Microsoft Corp 108,901 36,582
MSCI Inc 722 396
nCino Inc
(d)
1,181 38
Nutanix Inc
(d)
3,231 98
Oracle Corp 237,268 27,815
Paycor HCM Inc
(d)
557 15
Playtika Holding Corp
(d)
67 1
PTC Inc
(d)
1,014 148
Roper Technologies Inc 1,965 969
Salesforce Inc
(d)
4,333 975
SentinelOne Inc
(d)
3,029 50
SS&C Technologies Holdings Inc 4,040 235
Take-Two Interactive Software Inc
(d)
3,066 469
Twilio Inc
(d)
2,627 173
Tyler Technologies Inc
(d)
188 75
UiPath Inc
(d)
1,627 29
Unity Software Inc
(d)
3,237 148
Zoom Video Communications Inc
(d)
4,595 337
ZoomInfo Technologies Inc
(d)
2,946 75
$ 136,331
Telecommunications - 1 .21%
AT&T Inc 133,196 1,934
Ciena Corp
(d)
2,756 116
Cisco Systems Inc 76,286 3,970
Corning Inc 14,142 480
Frontier Communications Parent Inc
(d)
4,549 83
Iridium Communications Inc 156 8
Juniper Networks Inc 5,916 165
Motorola Solutions Inc 84,798 24,306
T-Mobile US Inc
(d)
10,105 1,392
Ubiquiti Inc 12 2
Verizon Communications Inc 78,294 2,668
Viasat Inc
(d)
1,337 41
$ 35,165

Schedule of Investments
LargeCap Value Fund III
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 2,429 $ 157
Mattel Inc
(d)
6,541 139
$ 296
Transportation - 3 .29%
CH Robinson Worldwide Inc 473 47
CSX Corp 33,572 1,119
Expeditors International of Washington Inc 2,472 315
FedEx Corp 106,115 28,646
JB Hunt Transport Services Inc 196,152 40,003
Kirby Corp
(d)
1,106 90
Knight-Swift Transportation Holdings Inc 2,902 176
Landstar System Inc 135 27
Norfolk Southern Corp 4,226 987
Old Dominion Freight Line Inc 133 56
Ryder System Inc 853 87
Saia Inc
(d)
462 195
Schneider National Inc 1,018 31
Union Pacific Corp 94,482 21,922
United Parcel Service Inc 9,740 1,823
XPO Inc
(d)
2,116 147
$ 95,671
Water - 0 .03%
American Water Works Co Inc 3,623 534
Essential Utilities Inc 4,512 191
$ 725
TOTAL COMMON STOCKS $ 2,830,230
Total Investments $ 2,911,936
Other Assets and Liabilities -  (0.01)% (325)
TOTAL NET ASSETS - 100.00% $ 2,911,611
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $723 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $734 or 0.03% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Financial 22 .39%
Consumer, Non-cyclical 21 .10%
Technology 12 .44%
Consumer, Cyclical 9 .78%
Industrial 9 .61%
Energy 9 .58%
Communications 4 .76%
Utilities 4 .02%
Basic Materials 3 .52%
Money Market Funds 2 .50%
Exchange-Traded Funds 0 .31%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 722,983 $ 650,833 $ 72,150
Principal Government Money Market Fund - Institutional Class 5.14% 99,651 108,848 208,499 —
$ 99,651 $ 831,831 $ 859,332 $ 72,150
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 2,275 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 391 — — —
$ 2,666 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2023 Long 68 $ 15,689 $ 534
Total $ 534
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .01 % Shares Held Value (000's)
Money Market Funds - 0 .01%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
516,110 $ 516
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(c)
1,460,091 1,460
$ 1,976
TOTAL INVESTMENT COMPANIES $ 1,976
COMMON STOCKS - 100 .01 % Shares Held Value (000's)
Aerospace & Defense - 9 .84%
HEICO Corp - Class A 6,227,281 $ 873,999
TransDigm Group Inc 1,248,616 1,123,405
$ 1,997,404
Beverages - 0 .07%
Brown-Forman Corp - A Shares
(d)
7,199 518
Brown-Forman Corp - B Shares 192,723 13,606
$ 14,124
Building Materials - 5 .20%
Martin Marietta Materials Inc 652,958 291,520
Summit Materials Inc
(e)
2,412,952 87,301
Vulcan Materials Co 3,068,238 676,546
$ 1,055,367
Chemicals - 0 .88%
Air Products and Chemicals Inc 402,076 122,766
Perimeter Solutions SA
(c),(e)
8,020,901 44,596
Perimeter Solutions SA - Warrants
(e)
2,883,826 360
Sherwin-Williams Co/The 35,785 9,895
$ 177,617
Commercial Services - 8 .92%
CoStar Group Inc
(e)
10,667,598 895,758
Gartner Inc
(e)
878,829 310,745
Moody's Corp 718,093 253,307
TransUnion 1,937,714 154,417
Verisk Analytics Inc 860,420 196,985
$ 1,811,212
Distribution & Wholesale - 6 .71%
Copart Inc
(e)
11,922,569 1,053,836
Fastenal Co 5,245,351 307,430
$ 1,361,266
Diversified Financial Services - 0 .87%
Brookfield Asset Management Ltd 5,055,070 170,457
Brookfield Reinsurance Ltd 157,227 5,470
$ 175,927
Electric - 3 .35%
Brookfield Infrastructure Partners LP 12,723,226 454,092
Brookfield Renewable Corp 2,108,604 65,725
Brookfield Renewable Partners LP 5,464,946 159,303
$ 679,120
Electronics - 1 .89%
Agilent Technologies Inc 2,199,193 267,795
Mettler-Toledo International Inc
(e)
92,200 115,939
$ 383,734
Entertainment - 3 .59%
Atlanta Braves Holdings Inc
(e)
121,866 4,962
Live Nation Entertainment Inc
(e)
5,099,760 447,504
Vail Resorts Inc 1,172,007 275,996
$ 728,462
Healthcare - Products - 1 .33%
Enovis Corp
(e)
476,693 30,461
IDEXX Laboratories Inc
(e)
329,847 182,976
Waters Corp
(e)
207,325 57,265
$ 270,702
Home Builders - 2 .05%
Lennar Corp - A Shares 1,220,667 154,817
Lennar Corp - B Shares 38,859 4,466
NVR Inc
(e)
40,684 256,571
$ 415,854
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 9 .85%
Aon PLC 486,766 $ 155,035
Arch Capital Group Ltd
(e)
4,254,549 330,536
Brown & Brown Inc 8,666,267 610,538
F&G Annuities & Life Inc 63,059 1,652
Fidelity National Financial Inc 19,455 762
Markel Group Inc
(e)
420,028 608,919
Progressive Corp/The 2,317,095 291,908
$ 1,999,350
Internet - 2 .08%
VeriSign Inc
(e)
1,685,854 355,631
Wix.com Ltd
(e)
715,777 67,512
$ 423,143
Lodging - 4 .94%
Hilton Worldwide Holdings Inc 5,100,333 793,051
Hyatt Hotels Corp 1,658,045 209,494
$ 1,002,545
Machinery - Diversified - 0 .27%
Cognex Corp 955,168 52,171
Esab Corp 49,073 3,371
$ 55,542
Media - 1 .50%
GCI Liberty Inc - Escrow
(e),(f)
2,397,434 —
Liberty Broadband Corp - A Shares
(e)
26,939 2,393
Liberty Broadband Corp - C Shares
(e)
29,151 2,598
Liberty Media Corp-Liberty Formula One - A
Shares
(e)
511,086 32,853
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
3,681,131 267,250
$ 305,094
Private Equity - 8 .65%
Ares Management Corp 1,160,724 115,167
Brookfield Corp 27,334,692 953,981
KKR & Co Inc 11,581,011 687,680
$ 1,756,828
Real Estate - 2 .52%
CBRE Group Inc
(e)
4,558,365 379,758
Howard Hughes Corp/The
(e)
1,566,485 132,258
$ 512,016
REITs - 2 .03%
SBA Communications Corp 1,884,009 412,504
Retail - 10 .74%
CarMax Inc
(e)
6,294,866 520,019
Dollar General Corp 1,196,222 201,994
Domino's Pizza Inc 1,175,311 466,293
O'Reilly Automotive Inc
(e)
989,352 915,932
Ross Stores Inc 668,860 76,678
$ 2,180,916
Semiconductors - 1 .94%
Microchip Technology Inc 4,191,301 393,731
Software - 10 .79%
ANSYS Inc
(e)
359,850 123,105
Autodesk Inc
(e)
1,478,385 313,403
Black Knight Inc
(e)
4,726,033 332,335
Constellation Software Inc/Canada 137,177 289,974
Fair Isaac Corp
(e)
77,072 64,584
Lumine Group Inc
(e)
329,031 5,222
MSCI Inc 269,793 147,868
Roper Technologies Inc 1,159,061 571,475
Tyler Technologies Inc
(e)
860,580 341,332
$ 2,189,298
TOTAL COMMON STOCKS $ 20,301,756
Total Investments $ 20,303,732
Other Assets and Liabilities -  (0.02)% (3,929)
TOTAL NET ASSETS - 100.00% $ 20,299,803

Schedule of Investments
MidCap Fund
July 31, 2023 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $516 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $513 or 0.00% of net assets.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Consumer, Cyclical 28 .03%
Financial 23 .92%
Industrial 17 .20%
Technology 12 .73%
Consumer, Non-cyclical 10 .32%
Communications 3 .58%
Utilities 3 .35%
Basic Materials 0 .88%
Money Market Funds 0 .01%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Perimeter Solutions SA $ 64,746 $ — $ 601 $ 44,596
Principal Government Money Market Fund - Class R-6 5.19% — 561,192 559,732 1,460
Principal Government Money Market Fund - Institutional Class 5.14% 1 26,790 26,791 —
$ 64,747 $ 587,982 $ 587,124 $ 46,056
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Perimeter Solutions SA $ — $ (556) $ — $ (18,993)
Principal Government Money Market Fund - Class R-6 5.19% 279 — — —
Principal Government Money Market Fund - Institutional Class 5.14% 12 — — —
$ 291 $ (556) $ — $ (18,993)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .32 % Shares Held Value (000's)
Money Market Funds - 6 .32%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
4,029,869 $ 4,029
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(c)
11,051,600 11,052
$ 15,081
TOTAL INVESTMENT COMPANIES $ 15,081
COMMON STOCKS - 95 .73 % Shares Held Value (000's)
Advertising - 3 .53%
Trade Desk Inc/The
(d)
92,421 $ 8,434
Aerospace & Defense - 2 .32%
Howmet Aerospace Inc 108,216 5,534
Apparel - 2 .02%
Deckers Outdoor Corp
(d)
4,306 2,341
On Holding AG
(d)
69,158 2,490
$ 4,831
Automobile Parts & Equipment - 2 .50%
Mobileye Global Inc
(d),(e)
156,415 5,972
Beverages - 3 .78%
Celsius Holdings Inc
(d)
36,991 5,353
Monster Beverage Corp
(d)
63,875 3,672
$ 9,025
Biotechnology - 0 .98%
Argenx SE ADR
(d)
4,634 2,338
Building Materials - 5 .90%
AZEK Co Inc/The
(d)
152,777 4,767
Trex Co Inc
(d)
44,759 3,095
Vulcan Materials Co 28,206 6,219
$ 14,081
Commercial Services - 10 .53%
Cintas Corp 6,492 3,259
CoStar Group Inc
(d)
43,058 3,616
GXO Logistics Inc
(d)
63,560 4,263
Quanta Services Inc 29,702 5,989
Toast Inc
(d)
92,850 2,049
Verisk Analytics Inc 26,030 5,959
$ 25,135
Cosmetics & Personal Care - 1 .28%
Coty Inc
(d)
253,284 3,049
Diversified Financial Services - 1 .87%
Interactive Brokers Group Inc - A Shares 51,082 4,461
Electrical Components & Equipment - 1 .58%
Generac Holdings Inc
(d)
24,611 3,783
Electronics - 1 .04%
Agilent Technologies Inc 20,387 2,482
Energy - Alternate Sources - 1 .46%
First Solar Inc
(d)
16,857 3,496
Entertainment - 2 .34%
Churchill Downs Inc 9,569 1,109
DraftKings Inc
(d)
140,977 4,480
$ 5,589
Hand & Machine Tools - 0 .98%
Lincoln Electric Holdings Inc 11,667 2,342
Healthcare - Products - 9 .07%
Bruker Corp 36,629 2,517
Exact Sciences Corp
(d)
55,648 5,428
Hologic Inc
(d)
29,188 2,318
IDEXX Laboratories Inc
(d)
5,771 3,201
Inspire Medical Systems Inc
(d)
10,860 3,126
Natera Inc
(d)
47,373 2,142
West Pharmaceutical Services Inc 7,901 2,908
$ 21,640
Healthcare - Services - 1 .03%
Charles River Laboratories International Inc
(d)
11,720 2,456
Home Builders - 1 .04%
DR Horton Inc 19,588 2,488
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 2 .25%
Pinterest Inc
(d)
127,869 $ 3,707
Spotify Technology SA
(d)
11,163 1,668
$ 5,375
Machinery - Construction & Mining - 1 .06%
Vertiv Holdings Co 97,642 2,540
Machinery - Diversified - 4 .14%
Rockwell Automation Inc 15,375 5,171
Xylem Inc/NY 41,698 4,701
$ 9,872
Oil & Gas - 1 .47%
Matador Resources Co 62,879 3,498
Oil & Gas Services - 1 .90%
TechnipFMC PLC 246,643 4,523
Pharmaceuticals - 3 .07%
Dexcom Inc
(d)
58,849 7,330
Retail - 2 .03%
Domino's Pizza Inc 5,849 2,321
Lululemon Athletica Inc
(d)
6,698 2,535
$ 4,856
Semiconductors - 8 .19%
Marvell Technology Inc 77,287 5,034
Monolithic Power Systems Inc 13,424 7,510
ON Semiconductor Corp
(d)
36,343 3,916
Rambus Inc
(d)
49,300 3,087
$ 19,547
Software - 15 .61%
Bentley Systems Inc 44,468 2,396
Confluent Inc
(d)
74,799 2,583
Datadog Inc
(d)
38,747 4,522
HubSpot Inc
(d)
7,997 4,643
Manhattan Associates Inc
(d)
19,666 3,749
MongoDB Inc
(d)
11,422 4,836
Snowflake Inc - Class A
(d)
27,430 4,875
Synopsys Inc
(d)
10,869 4,911
Take-Two Interactive Software Inc
(d)
15,831 2,421
Twilio Inc
(d)
35,125 2,319
$ 37,255
Telecommunications - 1 .50%
Motorola Solutions Inc 12,466 3,573
Transportation - 1 .26%
Old Dominion Freight Line Inc 7,151 3,000
TOTAL COMMON STOCKS $ 228,505
Total Investments $ 243,586
Other Assets and Liabilities -  (2.05)% (4,895)
TOTAL NET ASSETS - 100.00% $ 238,691
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,029 or
1.69% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,996 or 1.67% of net assets.

Schedule of Investments
MidCap Growth Fund
July 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Sector Percent
Consumer, Non-cyclical 29 .74%
Technology 23 .80%
Industrial 18 .28%
Consumer, Cyclical 9 .93%
Communications 7 .28%
Money Market Funds 6 .32%
Energy 4 .83%
Financial 1 .87%
Other Assets and Liabilities
( 2 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 196,757 $ 185,705 $ 11,052
Principal Government Money Market Fund - Institutional Class 5.14% 11,495 15,496 26,991 —
$ 11,495 $ 212,253 $ 212,696 $ 11,052
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 151 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 28 — — —
$ 179 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .79 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .25%
iShares Russell Mid-Cap Growth ETF 31,100 $ 3,096
Money Market Funds - 1 .54%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
230,255 230
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(c)
18,813,976 18,814
$ 19,044
TOTAL INVESTMENT COMPANIES $ 22,140
COMMON STOCKS - 98 .28 % Shares Held Value (000's)
Advertising - 0 .36%
Trade Desk Inc/The
(d)
48,693 $ 4,444
Aerospace & Defense - 1 .34%
HEICO Corp 73,415 12,920
HEICO Corp - Class A 3,204 450
Spirit AeroSystems Holdings Inc 482 15
TransDigm Group Inc 3,564 3,206
$ 16,591
Airlines - 0 .02%
American Airlines Group Inc
(d)
10,731 180
Delta Air Lines Inc 1,460 67
$ 247
Apparel - 0 .08%
Crocs Inc
(d)
2,707 294
Deckers Outdoor Corp
(d)
1,166 634
Skechers USA Inc
(d)
437 24
Tapestry Inc 675 29
$ 981
Automobile Parts & Equipment - 0 .59%
Allison Transmission Holdings Inc 395 23
Aptiv PLC
(d)
67,101 7,347
$ 7,370
Banks - 0 .05%
First Citizens BancShares Inc/NC 53 76
NU Holdings Ltd/Cayman Islands
(d)
70,387 560
$ 636
Beverages - 1 .84%
Boston Beer Co Inc/The
(d)
21,995 8,170
Brown-Forman Corp - A Shares
(e)
1,730 124
Brown-Forman Corp - B Shares 6,503 459
Celsius Holdings Inc
(d)
48,800 7,061
Monster Beverage Corp
(d)
120,463 6,926
$ 22,740
Biotechnology - 1 .81%
Alnylam Pharmaceuticals Inc
(d)
19,838 3,876
Apellis Pharmaceuticals Inc
(d)
32,885 847
BioMarin Pharmaceutical Inc
(d)
28,662 2,520
Certara Inc
(d)
1,927 38
Corteva Inc 80,921 4,566
Exelixis Inc
(d)
10,539 208
Horizon Therapeutics Plc
(d)
8,818 884
Illumina Inc
(d)
2,098 403
Incyte Corp
(d)
6,059 386
Ionis Pharmaceuticals Inc
(d)
5,459 226
Karuna Therapeutics Inc
(d)
12,691 2,536
Maravai LifeSciences Holdings Inc
(d)
2,834 32
Moderna Inc
(d)
20,784 2,446
Roivant Sciences Ltd
(d)
10,277 123
Sarepta Therapeutics Inc
(d)
17,843 1,934
Seagen Inc
(d)
6,243 1,197
Ultragenyx Pharmaceutical Inc
(d)
3,011 130
$ 22,352
Building Materials - 2 .11%
Armstrong World Industries Inc 584 45
Eagle Materials Inc 1,045 193
Fortune Brands Innovations Inc 77,283 5,493
Martin Marietta Materials Inc 20,354 9,087
Trane Technologies PLC 2,994 597
Trex Co Inc
(d)
150,190 10,384
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Vulcan Materials Co 1,299 $ 286
$ 26,085
Chemicals - 0 .65%
Albemarle Corp 34,583 7,341
Axalta Coating Systems Ltd
(d)
1,056 34
FMC Corp 830 80
PPG Industries Inc 2,626 378
RPM International Inc 1,080 112
Valvoline Inc 2,004 76
$ 8,021
Commercial Services - 9 .28%
Avis Budget Group Inc
(d)
312 69
Block Inc
(d)
8,986 724
Booz Allen Hamilton Holding Corp 59,117 7,158
Bright Horizons Family Solutions Inc
(d)
318 31
Cintas Corp 3,435 1,725
CoStar Group Inc
(d)
174,818 14,679
Equifax Inc 38,655 7,888
Euronet Worldwide Inc
(d)
60,335 5,301
FleetCor Technologies Inc
(d)
20,156 5,017
FTI Consulting Inc
(d)
275 48
Gartner Inc
(d)
3,418 1,209
Global Payments Inc 49,079 5,411
Grand Canyon Education Inc
(d)
374 41
GXO Logistics Inc
(d)
136,567 9,160
H&R Block Inc 4,381 147
MarketAxess Holdings Inc 46,450 12,506
Moody's Corp 21,076 7,435
Morningstar Inc 1,143 263
Paylocity Holding Corp
(d)
1,869 424
Quanta Services Inc 23,285 4,695
RB Global Inc 169,542 10,932
Rollins Inc 9,845 402
Service Corp International/US 2,412 161
Shift4 Payments Inc
(d)
2,420 167
Toast Inc
(d)
210,383 4,643
TransUnion 41,466 3,304
U-Haul Holding Co 1,381 79
U-Haul Holding Co 154 9
United Rentals Inc 20,510 9,530
Verisk Analytics Inc 6,356 1,455
WEX Inc
(d)
873 165
WillScot Mobile Mini Holdings Corp
(d)
2,209 106
$ 114,884
Computers - 2 .55%
Crowdstrike Holdings Inc
(d)
64,504 10,428
EPAM Systems Inc
(d)
32,826 7,773
Genpact Ltd 1,990 72
Globant SA
(d)
66,278 11,581
HP Inc 7,855 258
KBR Inc 2,194 135
NetApp Inc 3,794 296
Pure Storage Inc
(d)
9,794 362
Zscaler Inc
(d)
3,886 623
$ 31,528
Consumer Products - 0 .16%
Avery Dennison Corp 1,184 218
Church & Dwight Co Inc 9,749 933
Clorox Co/The 5,508 834
$ 1,985
Distribution & Wholesale - 5 .88%
Copart Inc
(d)
173,205 15,309
Fastenal Co 183,658 10,764
Ferguson PLC 45,867 7,413
Pool Corp 35,696 13,734
SiteOne Landscape Supply Inc
(d)
638 109
Watsco Inc 31,621 11,959
WW Grainger Inc 18,212 13,449
$ 72,737

Schedule of Investments
MidCap Growth Fund III
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 1 .09%
Ameriprise Financial Inc 4,683 $ 1,632
Apollo Global Management Inc 23,244 1,899
Blue Owl Capital Inc 2,966 37
Houlihan Lokey Inc 163 16
LPL Financial Holdings Inc 41,708 9,567
Rocket Cos Inc
(d)
1,997 22
SLM Corp 4,230 68
TPG Inc 829 24
Tradeweb Markets Inc 1,775 145
UWM Holdings Corp 1,482 10
Western Union Co/The 2,452 30
XP Inc
(d)
1,228 33
$ 13,483
Electric - 0 .04%
AES Corp/The 18,177 393
Vistra Corp 4,867 137
$ 530
Electrical Components & Equipment - 0 .58%
ChargePoint Holdings Inc
(d),(e)
12,448 108
Generac Holdings Inc
(d)
45,482 6,991
Universal Display Corp 941 137
$ 7,236
Electronics - 0 .77%
Agilent Technologies Inc 10,696 1,302
Allegion plc 3,614 422
Amphenol Corp 13,070 1,154
Hubbell Inc 1,087 339
Jabil Inc 3,617 400
Keysight Technologies Inc
(d)
26,886 4,331
Mettler-Toledo International Inc
(d)
969 1,219
National Instruments Corp 4,563 269
Vontier Corp 2,344 73
$ 9,509
Energy - Alternate Sources - 0 .53%
Enphase Energy Inc
(d)
5,927 900
SolarEdge Technologies Inc
(d)
23,214 5,605
$ 6,505
Engineering & Construction - 0 .01%
EMCOR Group Inc 721 155
TopBuild Corp
(d)
93 26
$ 181
Entertainment - 1 .69%
Caesars Entertainment Inc
(d)
70,557 4,164
Churchill Downs Inc 56,852 6,586
DraftKings Inc
(d)
18,619 592
Live Nation Entertainment Inc
(d)
1,576 138
Vail Resorts Inc 39,899 9,396
$ 20,876
Environmental Control - 1 .12%
Tetra Tech Inc 428 72
Waste Connections Inc 97,613 13,780
$ 13,852
Food - 0 .79%
Albertsons Cos Inc 1,595 35
Lamb Weston Holdings Inc 92,706 9,607
Performance Food Group Co
(d)
3,206 191
$ 9,833
Hand & Machine Tools - 0 .04%
Lincoln Electric Holdings Inc 2,323 466
MSA Safety Inc 278 46
$ 512
Healthcare - Products - 9 .50%
10X Genomics Inc
(d)
49,714 3,131
Align Technology Inc
(d)
52,094 19,686
Bio-Techne Corp 52,171 4,351
Bruker Corp 4,728 325
Exact Sciences Corp
(d)
2,758 269
IDEXX Laboratories Inc
(d)
56,047 31,091
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Inspire Medical Systems Inc
(d)
1,280 $ 368
Insulet Corp
(d)
45,257 12,525
Masimo Corp
(d)
2,115 259
Natera Inc
(d)
4,610 208
Novocure Ltd
(d)
4,672 152
Penumbra Inc
(d)
23,578 7,153
Repligen Corp
(d)
66,374 11,388
ResMed Inc 52,252 11,618
Shockwave Medical Inc
(d)
19,727 5,141
Tandem Diabetes Care Inc
(d)
389 14
Waters Corp
(d)
2,607 720
West Pharmaceutical Services Inc 24,890 9,160
$ 117,559
Healthcare - Services - 2 .17%
agilon health Inc
(d)
10,968 210
Chemed Corp 6,390 3,329
DaVita Inc
(d)
2,403 245
Encompass Health Corp 299 20
Ginkgo Bioworks Holdings Inc
(d)
6,224 16
ICON PLC
(d)
52,547 13,211
IQVIA Holdings Inc
(d)
40,811 9,132
Medpace Holdings Inc
(d)
1,036 262
Molina Healthcare Inc
(d)
1,399 426
Sotera Health Co
(d)
3,107 59
$ 26,910
Home Builders - 0 .63%
DR Horton Inc 61,094 7,760
NVR Inc
(d)
12 76
$ 7,836
Home Furnishings - 0 .01%
Tempur Sealy International Inc 1,508 67
Housewares - 0 .01%
Scotts Miracle-Gro Co/The 1,838 129
Insurance - 1 .05%
Arch Capital Group Ltd
(d)
2,249 175
Arthur J Gallagher & Co 529 113
Brighthouse Financial Inc
(d)
302 16
Brown & Brown Inc 4,119 290
Equitable Holdings Inc 15,919 457
Everest Group Ltd 255 92
Kinsale Capital Group Inc 29,800 11,104
Lincoln National Corp 702 20
Primerica Inc 1,047 223
RenaissanceRe Holdings Ltd 580 108
RLI Corp 395 53
Ryan Specialty Holdings Inc
(d)
4,131 179
Willis Towers Watson PLC 592 125
$ 12,955
Internet - 2 .45%
CDW Corp/DE 65,891 12,326
Coupang Inc
(d)
48,806 886
DoorDash Inc - Class A
(d)
10,524 955
eBay Inc 1,478 66
Etsy Inc
(d)
3,066 312
Expedia Group Inc
(d)
4,683 574
Gen Digital Inc 3,851 75
GoDaddy Inc
(d)
4,160 321
Lyft Inc
(d)
13,651 173
Match Group Inc
(d)
112,283 5,222
Okta Inc
(d)
430 33
Palo Alto Networks Inc
(d)
30,049 7,511
Pinterest Inc
(d)
26,426 766
Roku Inc
(d)
682 66
Spotify Technology SA
(d)
6,244 933
VeriSign Inc
(d)
214 45
Wayfair Inc
(d)
1,284 100
$ 30,364

Schedule of Investments
MidCap Growth Fund III
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 0 .66%
Brunswick Corp/DE 254 $ 22
Norwegian Cruise Line Holdings Ltd
(d)
4,536 100
Peloton Interactive Inc
(d)
13,726 133
Planet Fitness Inc
(d)
108,521 7,330
Polaris Inc 212 29
Royal Caribbean Cruises Ltd
(d)
3,137 342
YETI Holdings Inc
(d)
3,857 164
$ 8,120
Lodging - 0 .68%
Choice Hotels International Inc 1,352 176
Hilton Worldwide Holdings Inc 5,247 816
Hyatt Hotels Corp 57,736 7,295
Travel + Leisure Co 1,499 61
Wyndham Hotels & Resorts Inc 268 21
Wynn Resorts Ltd 284 31
$ 8,400
Machinery - Construction & Mining - 0 .01%
BWX Technologies Inc 698 48
Vertiv Holdings Co 1,053 28
$ 76
Machinery - Diversified - 5 .06%
Chart Industries Inc
(d)
25,738 4,689
Cognex Corp 91,165 4,979
Graco Inc 123,956 9,834
IDEX Corp 48,518 10,956
Ingersoll Rand Inc 142,380 9,293
Otis Worldwide Corp 1,088 99
Rockwell Automation Inc 18,453 6,205
Toro Co/The 57,151 5,809
Westinghouse Air Brake Technologies Corp 89,395 10,588
Xylem Inc/NY 1,259 142
$ 62,594
Media - 0 .09%
Cable One Inc 19 14
FactSet Research Systems Inc 1,708 743
Liberty Broadband Corp - A Shares
(d)
154 14
Liberty Broadband Corp - C Shares
(d)
1,076 96
Nexstar Media Group Inc 522 97
World Wrestling Entertainment Inc 1,919 201
$ 1,165
Metal Fabrication & Hardware - 0 .77%
Advanced Drainage Systems Inc 2,772 338
RBC Bearings Inc
(d)
40,506 9,156
Valmont Industries Inc 62 17
$ 9,511
Miscellaneous Manufacturers - 0 .44%
A O Smith Corp 586 43
Axon Enterprise Inc
(d)
28,573 5,313
Donaldson Co Inc 2,237 140
$ 5,496
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
411 127
Oil & Gas - 1 .21%
Antero Resources Corp
(d)
145,203 3,884
APA Corp 12,244 496
Diamondback Energy Inc 60,817 8,959
Hess Corp 6,910 1,048
Ovintiv Inc 4,788 221
Texas Pacific Land Corp 256 386
$ 14,994
Oil & Gas Services - 1 .68%
Baker Hughes Co 390,905 13,991
Halliburton Co 174,635 6,824
$ 20,815
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 0 .03%
Ardagh Metal Packaging SA 5,941 $ 22
Graphic Packaging Holding Co 7,256 176
Sealed Air Corp 3,542 162
$ 360
Pharmaceuticals - 3 .83%
AmerisourceBergen Corp 50,334 9,408
Cardinal Health Inc 5,882 538
Dexcom Inc
(d)
218,502 27,216
Jazz Pharmaceuticals PLC
(d)
1,407 184
Neurocrine Biosciences Inc
(d)
49,294 5,022
Zoetis Inc 26,662 5,015
$ 47,383
Pipelines - 0 .22%
Antero Midstream Corp 5,042 60
Cheniere Energy Inc 10,803 1,748
New Fortress Energy Inc 2,884 82
ONEOK Inc 1,098 74
Targa Resources Corp 9,960 817
$ 2,781
Private Equity - 0 .09%
Ares Management Corp 7,137 708
KKR & Co Inc 7,079 420
$ 1,128
REITs - 0 .88%
EastGroup Properties Inc 14,932 2,646
Equity LifeStyle Properties Inc 2,589 184
Iron Mountain Inc 6,387 392
Lamar Advertising Co 2,983 294
SBA Communications Corp 31,285 6,850
Simon Property Group Inc 3,152 393
Sun Communities Inc 1,193 156
UDR Inc 818 33
$ 10,948
Retail - 8 .16%
AutoZone Inc
(d)
2,121 5,264
Best Buy Co Inc 1,191 99
BJ's Wholesale Club Holdings Inc
(d)
2,052 136
Burlington Stores Inc
(d)
2,876 511
CarMax Inc
(d)
395 33
Casey's General Stores Inc 22,641 5,721
Chipotle Mexican Grill Inc
(d)
5,372 10,541
Darden Restaurants Inc 2,512 424
Dick's Sporting Goods Inc 197 28
Dollar Tree Inc
(d)
70,421 10,868
Domino's Pizza Inc 1,575 625
Five Below Inc
(d)
72,987 15,206
Floor & Decor Holdings Inc
(d)
101,270 11,631
Freshpet Inc
(d)
42,163 3,100
Lululemon Athletica Inc
(d)
13,072 4,948
Murphy USA Inc 832 255
Ollie's Bargain Outlet Holdings Inc
(d)
881 64
RH
(d)
119 46
Ross Stores Inc 81,810 9,378
Texas Roadhouse Inc 2,976 332
Tractor Supply Co 58,416 13,085
Ulta Beauty Inc
(d)
15,218 6,769
Victoria's Secret & Co
(d)
1,555 32
Wendy's Co/The 7,701 166
Williams-Sonoma Inc 375 52
Wingstop Inc 1,333 225
Yum! Brands Inc 10,967 1,510
$ 101,049
Semiconductors - 4 .36%
Allegro MicroSystems Inc
(d)
2,976 154
Entegris Inc 91,668 10,057
Lattice Semiconductor Corp
(d)
120,913 10,996
Marvell Technology Inc 170,293 11,091
Microchip Technology Inc 17,086 1,605

Schedule of Investments
MidCap Growth Fund III
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Monolithic Power Systems Inc 34,811 $ 19,476
Teradyne Inc 5,782 653
$ 54,032
Software - 18 .70%
Alteryx Inc
(d)
2,726 113
ANSYS Inc
(d)
35,318 12,082
AppLovin Corp
(d)
2,609 82
Bentley Systems Inc 112,031 6,036
BILL Holdings Inc
(d)
51,475 6,452
Broadridge Financial Solutions Inc 77,866 13,076
Ceridian HCM Holding Inc
(d)
567 40
Cloudflare Inc
(d)
12,811 881
Confluent Inc
(d)
8,241 285
Datadog Inc
(d)
62,797 7,330
Descartes Systems Group Inc/The
(d)
67,943 5,291
DocuSign Inc
(d)
9,008 485
DoubleVerify Holdings Inc
(d)
5,007 211
Doximity Inc
(d)
220,647 7,883
Dropbox Inc - A Shares
(d)
10,365 279
Dynatrace Inc
(d)
110,454 6,041
Elastic NV
(d)
3,463 230
Fair Isaac Corp
(d)
6,587 5,519
Five9 Inc
(d)
43,888 3,851
Gitlab Inc
(d)
2,176 108
HashiCorp Inc
(d)
2,827 84
HubSpot Inc
(d)
7,082 4,111
Informatica Inc
(d)
151 3
Jack Henry & Associates Inc 51,830 8,685
Manhattan Associates Inc
(d)
2,744 523
MongoDB Inc
(d)
2,924 1,238
MSCI Inc 42,214 23,136
nCino Inc
(d)
278 9
New Relic Inc
(d)
2,452 206
Nutanix Inc
(d)
2,488 75
Palantir Technologies Inc
(d)
83,452 1,656
Paychex Inc 14,356 1,801
Paycom Software Inc 53,873 19,867
Paycor HCM Inc
(d)
1,126 30
Pegasystems Inc 1,867 99
Playtika Holding Corp
(d)
892 11
Procore Technologies Inc
(d)
3,494 265
PTC Inc
(d)
130,167 18,979
RingCentral Inc
(d)
3,799 157
ROBLOX Corp
(d)
20,450 803
SentinelOne Inc
(d)
1,125 19
Smartsheet Inc
(d)
5,586 248
Snowflake Inc - Class A
(d)
16,790 2,984
Splunk Inc
(d)
7,168 777
Synopsys Inc
(d)
37,005 16,719
Take-Two Interactive Software Inc
(d)
34,514 5,279
Teradata Corp
(d)
4,528 257
Twilio Inc
(d)
1,246 82
Tyler Technologies Inc
(d)
56,415 22,376
UiPath Inc
(d)
12,830 232
Unity Software Inc
(d)
5,044 231
Veeva Systems Inc
(d)
90,186 18,417
ZoomInfo Technologies Inc
(d)
227,919 5,828
$ 231,462
Telecommunications - 0 .36%
Arista Networks Inc
(d)
27,030 4,192
Iridium Communications Inc 5,197 273
Ubiquiti Inc 155 28
$ 4,493
Transportation - 1 .84%
CH Robinson Worldwide Inc 3,988 399
Expeditors International of Washington Inc 926 118
JB Hunt Transport Services Inc 47,164 9,618
Landstar System Inc 1,266 258
Old Dominion Freight Line Inc 29,509 12,379
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Saia Inc
(d)
129 $ 55
$ 22,827
TOTAL COMMON STOCKS $ 1,216,699
Total Investments $ 1,238,839
Other Assets and Liabilities -  (0.07)% (869)
TOTAL NET ASSETS - 100.00% $ 1,237,970
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $230 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $230 or 0.02% of net assets.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 29 .38%
Technology 25 .62%
Consumer, Cyclical 18 .41%
Industrial 14 .12%
Energy 3 .64%
Communications 3 .26%
Financial 3 .16%
Money Market Funds 1 .54%
Basic Materials 0 .65%
Exchange-Traded Funds 0 .25%
Utilities 0 .04%
Other Assets and Liabilities
( 0 .07 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund III
July 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 337,221 $ 318,407 $ 18,814
Principal Government Money Market Fund - Institutional Class 5.14% 36,946 48,700 85,646 —
$ 36,946 $ 385,921 $ 404,053 $ 18,814
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 915 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 159 — — —
$ 1,074 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2023 Long 25 $ 6,859 $ 333
Total $ 333
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .41 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .29%
iShares Core S&P Mid-Cap ETF 14,500 $ 3,950
Money Market Funds - 2 .12%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
3,203,303 3,203
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(c)
26,074,046 26,074
$ 29,277
TOTAL INVESTMENT COMPANIES $ 33,227
COMMON STOCKS - 97 .74 % Shares Held Value (000's)
Aerospace & Defense - 0 .64%
Curtiss-Wright Corp 21,795 $ 4,171
Hexcel Corp 47,960 3,390
Mercury Systems Inc
(d)
33,077 1,256
$ 8,817
Agriculture - 0 .46%
Darling Ingredients Inc
(d)
90,701 6,281
Airlines - 0 .10%
JetBlue Airways Corp
(d)
186,387 1,448
Apparel - 1 .95%
Capri Holdings Ltd
(d)
71,456 2,637
Carter's Inc 21,423 1,607
Columbia Sportswear Co 20,101 1,580
Crocs Inc
(d)
35,256 3,820
Deckers Outdoor Corp
(d)
14,983 8,146
PVH Corp 35,691 3,199
Skechers USA Inc
(d)
76,324 4,242
Under Armour Inc - Class A
(d)
107,264 865
Under Armour Inc - Class C
(d)
107,759 800
$ 26,896
Automobile Parts & Equipment - 1 .75%
Adient PLC
(d)
53,831 2,291
Autoliv Inc 43,908 4,432
Fox Factory Holding Corp
(d)
24,047 2,691
Gentex Corp 132,843 4,461
Goodyear Tire & Rubber Co/The
(d)
161,108 2,591
Lear Corp 33,552 5,192
Visteon Corp
(d)
16,115 2,483
$ 24,141
Banks - 5 .28%
Associated Banc-Corp 85,770 1,625
Bank OZK 61,272 2,679
Cadence Bank 103,851 2,602
Cathay General Bancorp 41,231 1,569
Columbia Banking System Inc 118,493 2,648
Commerce Bancshares Inc/MO 64,512 3,431
Cullen/Frost Bankers Inc 36,605 3,975
East West Bancorp Inc 80,410 5,002
First Financial Bankshares Inc 73,830 2,406
First Horizon Corp 305,706 4,167
FNB Corp/PA 205,239 2,625
Glacier Bancorp Inc 63,021 2,061
Hancock Whitney Corp 48,929 2,153
Home BancShares Inc/AR 107,207 2,606
International Bancshares Corp 30,012 1,490
Old National Bancorp/IN 166,321 2,833
Pinnacle Financial Partners Inc 43,623 3,311
Prosperity Bancshares Inc 53,590 3,393
SouthState Corp 43,157 3,352
Synovus Financial Corp 83,057 2,816
Texas Capital Bancshares Inc
(d)
27,211 1,737
UMB Financial Corp 24,817 1,762
United Bankshares Inc/WV 76,503 2,558
Valley National Bancorp 239,613 2,459
Webster Financial Corp 99,330 4,700
Wintrust Financial Corp 34,784 2,934
$ 72,894
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .51%
Boston Beer Co Inc/The
(d)
5,337 $ 1,982
Celsius Holdings Inc
(d)
23,135 3,348
Coca-Cola Consolidated Inc 2,617 1,658
$ 6,988
Biotechnology - 1 .12%
Arrowhead Pharmaceuticals Inc
(d)
60,765 2,098
Exelixis Inc
(d)
185,100 3,648
Halozyme Therapeutics Inc
(d)
74,851 3,216
United Therapeutics Corp
(d)
26,629 6,463
$ 15,425
Building Materials - 3 .77%
Builders FirstSource Inc
(d)
72,854 10,522
Eagle Materials Inc 20,493 3,778
Fortune Brands Innovations Inc 72,026 5,119
Knife River Corp
(d)
28,938 1,258
Lennox International Inc 18,365 6,748
Louisiana-Pacific Corp 40,951 3,118
MDU Resources Group Inc 115,753 2,561
Owens Corning 51,220 7,170
Simpson Manufacturing Co Inc 24,256 3,832
Trex Co Inc
(d)
61,847 4,276
UFP Industries Inc 35,297 3,627
$ 52,009
Chemicals - 2 .49%
Ashland Inc 27,611 2,522
Avient Corp 48,661 1,972
Axalta Coating Systems Ltd
(d)
125,925 4,030
Cabot Corp 31,914 2,266
Chemours Co/The 84,784 3,135
NewMarket Corp 3,776 1,706
Olin Corp 68,340 3,942
RPM International Inc 73,278 7,570
Sensient Technologies Corp 24,013 1,538
Valvoline Inc 78,964 2,998
Westlake Corp 19,590 2,694
$ 34,373
Commercial Services - 3 .94%
Aramark 148,137 5,980
ASGN Inc
(d)
28,022 2,139
Avis Budget Group Inc
(d)
13,561 2,987
Brink's Co/The 26,388 1,925
Euronet Worldwide Inc
(d)
26,798 2,355
FTI Consulting Inc
(d)
19,316 3,384
Graham Holdings Co 2,149 1,261
Grand Canyon Education Inc
(d)
17,466 1,896
GXO Logistics Inc
(d)
67,602 4,534
H&R Block Inc 86,563 2,909
Hertz Global Holdings Inc
(d)
89,595 1,510
Insperity Inc 20,419 2,402
ManpowerGroup Inc 28,664 2,261
Paylocity Holding Corp
(d)
23,479 5,326
Progyny Inc
(d)
43,468 1,815
R1 RCM Inc
(d)
78,447 1,356
Service Corp International/US 85,930 5,727
WEX Inc
(d)
24,353 4,611
$ 54,378
Computers - 2 .95%
CACI International Inc
(d)
12,956 4,540
Crane NXT Co 27,409 1,621
ExlService Holdings Inc
(d)
18,900 2,664
Genpact Ltd 96,302 3,476
KBR Inc 77,148 4,744
Kyndryl Holdings Inc
(d)
116,388 1,590
Lumentum Holdings Inc
(d)
39,051 2,045
Maximus Inc 34,551 2,894
NCR Corp
(d)
79,808 2,145
Qualys Inc
(d)
19,085 2,649
Science Applications International Corp 30,691 3,724

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Super Micro Computer Inc
(d)
25,958 $ 8,573
$ 40,665
Consumer Products - 0 .14%
Helen of Troy Ltd
(d)
13,664 1,931
Cosmetics & Personal Care - 0 .18%
Coty Inc
(d)
208,443 2,510
Distribution & Wholesale - 1 .08%
Univar Solutions Inc
(d)
89,666 3,240
Watsco Inc 18,999 7,185
WESCO International Inc 25,646 4,503
$ 14,928
Diversified Financial Services - 2 .53%
Affiliated Managers Group Inc 20,521 2,845
Evercore Inc - Class A 20,054 2,708
Federated Hermes Inc 48,336 1,635
Interactive Brokers Group Inc - A Shares 58,544 5,113
Janus Henderson Group PLC 75,332 2,211
Jefferies Financial Group Inc 106,136 3,905
SEI Investments Co 57,589 3,628
SLM Corp 137,774 2,229
Stifel Financial Corp 60,328 3,833
Voya Financial Inc 55,860 4,148
Western Union Co/The 212,857 2,593
$ 34,848
Electric - 1 .65%
ALLETE Inc 32,579 1,871
Black Hills Corp 37,890 2,286
Hawaiian Electric Industries Inc 62,284 2,391
IDACORP Inc 28,767 2,958
NorthWestern Corp 33,987 1,919
OGE Energy Corp 113,848 4,116
Ormat Technologies Inc 29,866 2,428
PNM Resources Inc 48,791 2,187
Portland General Electric Co 54,920 2,618
$ 22,774
Electrical Components & Equipment - 1 .50%
Acuity Brands Inc 18,075 2,987
Belden Inc 24,187 2,337
Energizer Holdings Inc 37,784 1,349
EnerSys 23,220 2,515
Littelfuse Inc 14,116 4,300
Novanta Inc
(d)
20,354 3,601
Universal Display Corp 24,754 3,611
$ 20,700
Electronics - 3 .66%
Arrow Electronics Inc
(d)
32,108 4,577
Avnet Inc 51,953 2,520
Coherent Corp
(d)
79,226 3,752
Hubbell Inc 30,462 9,504
Jabil Inc 75,421 8,347
National Instruments Corp 74,748 4,410
nVent Electric PLC 94,169 4,980
TD SYNNEX Corp 23,599 2,329
Vicor Corp
(d)
12,735 1,175
Vishay Intertechnology Inc 72,523 2,041
Vontier Corp 88,458 2,736
Woodward Inc 34,126 4,108
$ 50,479
Energy - Alternate Sources - 0 .17%
Sunrun Inc
(d)
122,559 2,326
Engineering & Construction - 1 .94%
AECOM 79,010 6,874
EMCOR Group Inc 27,027 5,812
Exponent Inc 28,895 2,589
Fluor Corp
(d)
81,420 2,522
MasTec Inc
(d)
33,913 3,993
TopBuild Corp
(d)
18,048 4,944
$ 26,734
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0 .94%
Churchill Downs Inc 37,449 $ 4,339
Light & Wonder Inc
(d)
51,795 3,641
Marriott Vacations Worldwide Corp 20,923 2,689
Penn Entertainment Inc
(d)
87,604 2,303
$ 12,972
Environmental Control - 0 .88%
Clean Harbors Inc
(d)
28,602 4,755
Stericycle Inc
(d)
52,548 2,233
Tetra Tech Inc 30,258 5,120
$ 12,108
Food - 1 .96%
Flowers Foods Inc 109,571 2,708
Grocery Outlet Holding Corp
(d)
50,840 1,701
Ingredion Inc 37,525 4,175
Lancaster Colony Corp 11,265 2,170
Performance Food Group Co
(d)
88,757 5,304
Pilgrim's Pride Corp
(d)
25,568 633
Post Holdings Inc
(d)
30,435 2,596
Sprouts Farmers Market Inc
(d)
58,576 2,299
US Foods Holding Corp
(d)
128,820 5,504
$ 27,090
Gas - 1 .11%
National Fuel Gas Co 52,184 2,772
New Jersey Resources Corp 55,117 2,464
ONE Gas Inc 31,484 2,491
Southwest Gas Holdings Inc 37,306 2,460
Spire Inc 29,898 1,901
UGI Corp 118,987 3,211
$ 15,299
Hand & Machine Tools - 1 .16%
Lincoln Electric Holdings Inc 32,727 6,569
MSA Safety Inc 20,982 3,483
Regal Rexnord Corp 37,676 5,884
$ 15,936
Healthcare - Products - 4 .16%
Azenta Inc
(d)
37,042 1,740
Bruker Corp 56,714 3,897
Enovis Corp
(d)
27,259 1,742
Envista Holdings Corp
(d)
93,052 3,202
Globus Medical Inc
(d)
45,418 2,737
Haemonetics Corp
(d)
28,676 2,645
ICU Medical Inc
(d)
11,491 2,048
Inari Medical Inc
(d)
29,247 1,669
Integra LifeSciences Holdings Corp
(d)
40,504 1,842
Lantheus Holdings Inc
(d)
38,842 3,359
LivaNova PLC
(d)
30,564 1,787
Masimo Corp
(d)
27,602 3,376
Neogen Corp
(d)
122,906 2,850
Omnicell Inc
(d)
25,626 1,618
Patterson Cos Inc 49,431 1,626
Penumbra Inc
(d)
21,746 6,597
QuidelOrtho Corp
(d)
30,680 2,680
Repligen Corp
(d)
29,436 5,050
Shockwave Medical Inc
(d)
20,821 5,426
STAAR Surgical Co
(d)
27,474 1,505
$ 57,396
Healthcare - Services - 2 .09%
Acadia Healthcare Co Inc
(d)
52,315 4,134
Amedisys Inc
(d)
18,522 1,683
Chemed Corp 8,538 4,449
Encompass Health Corp 56,976 3,762
HealthEquity Inc
(d)
48,583 3,301
Medpace Holdings Inc
(d)
14,043 3,555
Sotera Health Co
(d)
56,206 1,067
Syneos Health Inc
(d)
58,923 2,499
Tenet Healthcare Corp
(d)
57,943 4,330
$ 28,780

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .99%
KB Home 45,631 $ 2,463
Taylor Morrison Home Corp
(d)
62,024 3,003
Thor Industries Inc 30,422 3,514
Toll Brothers Inc 58,538 4,702
$ 13,682
Home Furnishings - 0 .48%
Leggett & Platt Inc 75,665 2,214
Tempur Sealy International Inc 97,809 4,365
$ 6,579
Housewares - 0 .12%
Scotts Miracle-Gro Co/The 23,268 1,630
Insurance - 4 .19%
American Financial Group Inc/OH 39,702 4,828
Brighthouse Financial Inc
(d)
38,005 1,981
CNO Financial Group Inc 65,115 1,675
Essent Group Ltd 60,969 3,024
First American Financial Corp 58,670 3,718
Hanover Insurance Group Inc/The 20,307 2,304
Kemper Corp 36,375 1,854
Kinsale Capital Group Inc 12,373 4,611
MGIC Investment Corp 162,922 2,727
Old Republic International Corp 154,770 4,267
Primerica Inc 20,593 4,380
Reinsurance Group of America Inc 37,826 5,309
RenaissanceRe Holdings Ltd 28,554 5,333
RLI Corp 23,047 3,075
Selective Insurance Group Inc 34,386 3,548
Unum Group 105,298 5,119
$ 57,753
Internet - 0 .22%
TripAdvisor Inc
(d)
60,273 1,124
Ziff Davis Inc
(d)
26,877 1,949
$ 3,073
Iron & Steel - 1 .60%
Cleveland-Cliffs Inc
(d)
292,784 5,168
Commercial Metals Co 66,572 3,809
Reliance Steel & Aluminum Co 33,421 9,788
United States Steel Corp 128,723 3,282
$ 22,047
Leisure Products & Services - 1 .26%
Brunswick Corp/DE 40,195 3,469
Harley-Davidson Inc 74,363 2,871
Planet Fitness Inc
(d)
48,291 3,262
Polaris Inc 30,407 4,131
Topgolf Callaway Brands Corp
(d)
79,127 1,580
YETI Holdings Inc
(d)
49,254 2,098
$ 17,411
Lodging - 0 .91%
Boyd Gaming Corp 43,643 2,982
Choice Hotels International Inc 15,072 1,971
Hilton Grand Vacations Inc
(d)
43,695 2,032
Travel + Leisure Co 43,373 1,766
Wyndham Hotels & Resorts Inc 48,808 3,803
$ 12,554
Machinery - Construction & Mining - 0 .67%
BWX Technologies Inc 51,980 3,587
Oshkosh Corp 37,126 3,418
Terex Corp 38,540 2,259
$ 9,264
Machinery - Diversified - 3 .11%
AGCO Corp 35,320 4,701
Chart Industries Inc
(d)
23,856 4,346
Cognex Corp 98,111 5,359
Crane Co 27,409 2,568
Esab Corp 29,439 2,022
Flowserve Corp 74,550 2,815
Graco Inc 95,689 7,591
Middleby Corp/The
(d)
30,421 4,619
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Toro Co/The 59,279 $ 6,026
Watts Water Technologies Inc 15,580 2,906
$ 42,953
Media - 1 .04%
Cable One Inc 2,680 1,940
New York Times Co/The 93,139 3,796
Nexstar Media Group Inc 20,383 3,806
TEGNA Inc 127,912 2,162
World Wrestling Entertainment Inc 24,671 2,591
$ 14,295
Metal Fabrication & Hardware - 0 .89%
Advanced Drainage Systems Inc 35,554 4,337
Timken Co/The 37,448 3,478
Valmont Industries Inc 11,970 3,169
Worthington Industries Inc 17,252 1,287
$ 12,271
Mining - 0 .68%
Alcoa Corp 101,408 3,670
MP Materials Corp
(d)
52,502 1,252
Royal Gold Inc 37,333 4,485
$ 9,407
Miscellaneous Manufacturers - 1 .23%
Carlisle Cos Inc 28,972 8,031
Donaldson Co Inc 68,936 4,331
ITT Inc 46,839 4,665
$ 17,027
Office & Business Equipment - 0 .07%
Xerox Holdings Corp 64,238 1,027
Oil & Gas - 3 .26%
Antero Resources Corp
(d)
156,956 4,199
Chord Energy Corp 23,618 3,704
CNX Resources Corp
(d)
94,118 1,920
HF Sinclair Corp 73,239 3,815
Matador Resources Co 64,360 3,580
Murphy Oil Corp 83,407 3,609
Ovintiv Inc 138,992 6,406
PBF Energy Inc 62,359 2,958
PDC Energy Inc 49,712 3,773
Range Resources Corp 137,154 4,311
Southwestern Energy Co
(d)
625,988 4,056
Valaris Ltd
(d)
34,188 2,626
$ 44,957
Oil & Gas Services - 0 .62%
ChampionX Corp 112,533 4,006
NOV Inc 223,803 4,494
$ 8,500
Packaging & Containers - 1 .88%
AptarGroup Inc 37,244 4,524
Berry Global Group Inc 67,755 4,443
Crown Holdings Inc 68,267 6,332
Graphic Packaging Holding Co 174,585 4,225
Greif Inc - Class A 14,744 1,091
Silgan Holdings Inc 47,630 2,088
Sonoco Products Co 55,681 3,265
$ 25,968
Pharmaceuticals - 1 .38%
BellRing Brands Inc
(d)
75,488 2,714
Jazz Pharmaceuticals PLC
(d)
36,383 4,745
Neurocrine Biosciences Inc
(d)
55,465 5,651
Option Care Health Inc
(d)
94,007 3,176
Perrigo Co PLC 76,924 2,818
$ 19,104
Pipelines - 0 .56%
Antero Midstream Corp 190,854 2,279
DT Midstream Inc 55,074 2,948
Equitrans Midstream Corp 246,233 2,553
$ 7,780

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0 .33%
Jones Lang LaSalle Inc
(d)
27,152 $ 4,522
REITs - 7 .51%
Agree Realty Corp 52,975 3,432
Annaly Capital Management Inc 280,733 5,640
Apartment Income REIT Corp 84,809 2,929
Brixmor Property Group Inc 170,840 3,885
Corporate Office Properties Trust 63,955 1,663
Cousins Properties Inc 86,226 2,107
CubeSmart 127,712 5,538
EastGroup Properties Inc 25,245 4,473
EPR Properties 42,790 1,910
Equity LifeStyle Properties Inc 99,442 7,078
First Industrial Realty Trust Inc 75,171 3,886
Healthcare Realty Trust Inc 216,466 4,228
Highwoods Properties Inc 59,945 1,515
Independence Realty Trust Inc 127,506 2,173
Kilroy Realty Corp 59,918 2,139
Kite Realty Group Trust 124,670 2,852
Lamar Advertising Co 49,730 4,908
Medical Properties Trust Inc 340,089 3,432
National Storage Affiliates Trust 46,680 1,577
NNN REIT Inc 103,503 4,418
Omega Healthcare Investors Inc 133,213 4,249
Park Hotels & Resorts Inc 122,570 1,671
Physicians Realty Trust 135,511 1,997
PotlatchDeltic Corp 45,426 2,436
Rayonier Inc 84,253 2,790
Rexford Industrial Realty Inc 114,226 6,293
Sabra Health Care REIT Inc 131,418 1,707
Spirit Realty Capital Inc 80,318 3,239
STAG Industrial Inc 101,963 3,701
Starwood Property Trust Inc 177,399 3,679
Vornado Realty Trust 91,619 2,060
$ 103,605
Retail - 5 .18%
AutoNation Inc
(d)
17,888 2,880
BJ's Wholesale Club Holdings Inc
(d)
76,390 5,065
Casey's General Stores Inc 21,181 5,352
Dick's Sporting Goods Inc 34,951 4,928
FirstCash Holdings Inc 20,935 1,995
Five Below Inc
(d)
31,642 6,592
Foot Locker Inc 45,142 1,213
GameStop Corp
(d),(e)
143,764 3,192
Gap Inc/The 121,269 1,249
Kohl's Corp 62,951 1,791
Lithia Motors Inc 15,649 4,859
Macy's Inc 154,798 2,568
MSC Industrial Direct Co Inc 26,863 2,711
Murphy USA Inc 11,393 3,498
Nordstrom Inc 64,231 1,484
Ollie's Bargain Outlet Holdings Inc
(d)
32,721 2,385
Papa John's International Inc 16,892 1,397
RH
(d)
10,152 3,941
Texas Roadhouse Inc 38,085 4,248
Wendy's Co/The 95,831 2,059
Williams-Sonoma Inc 37,325 5,175
Wingstop Inc 17,036 2,872
$ 71,454
Savings & Loans - 0 .41%
New York Community Bancorp Inc 410,475 5,693
Semiconductors - 2 .45%
Allegro MicroSystems Inc
(d)
37,058 1,913
Amkor Technology Inc 57,247 1,665
Cirrus Logic Inc
(d)
31,409 2,538
IPG Photonics Corp
(d)
17,747 2,333
Lattice Semiconductor Corp
(d)
78,244 7,115
MACOM Technology Solutions Holdings Inc
(d)
29,413 2,056
MKS Instruments Inc 32,639 3,563
Power Integrations Inc 32,600 3,167
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Silicon Laboratories Inc
(d)
18,189 $ 2,713
Synaptics Inc
(d)
22,467 2,029
Wolfspeed Inc
(d)
70,755 4,663
$ 33,755
Software - 2 .86%
ACI Worldwide Inc
(d)
61,572 1,428
Aspen Technology Inc
(d)
16,593 2,962
Blackbaud Inc
(d)
25,717 1,940
CommVault Systems Inc
(d)
24,995 1,948
Concentrix Corp 24,265 2,020
Doximity Inc
(d)
67,473 2,411
Dropbox Inc - A Shares
(d)
154,588 4,166
Dynatrace Inc
(d)
123,228 6,739
Envestnet Inc
(d)
30,924 1,917
Manhattan Associates Inc
(d)
35,259 6,721
Teradata Corp
(d)
57,469 3,267
ZoomInfo Technologies Inc
(d)
153,223 3,918
$ 39,437
Telecommunications - 0 .81%
Calix Inc
(d)
32,759 1,478
Ciena Corp
(d)
84,786 3,578
Frontier Communications Parent Inc
(d)
126,914 2,311
Iridium Communications Inc 71,579 3,761
$ 11,128
Toys, Games & Hobbies - 0 .31%
Mattel Inc
(d)
201,198 4,286
Transportation - 2 .01%
Kirby Corp
(d)
34,106 2,779
Knight-Swift Transportation Holdings Inc 91,534 5,561
Landstar System Inc 20,427 4,159
Ryder System Inc 26,428 2,699
Saia Inc
(d)
15,083 6,382
Werner Enterprises Inc 33,503 1,575
XPO Inc
(d)
65,856 4,560
$ 27,715
Trucking & Leasing - 0 .18%
GATX Corp 20,066 2,516
Water - 0 .42%
Essential Utilities Inc 136,756 5,783
TOTAL COMMON STOCKS $ 1,348,302
Total Investments $ 1,381,529
Other Assets and Liabilities -  (0.15)% (2,001)
TOTAL NET ASSETS - 100.00% $ 1,379,528
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,203 or
0.23% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,160 or 0.23% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Sector Percent
Industrial 23 .52%
Financial 20 .25%
Consumer, Non-cyclical 15 .94%
Consumer, Cyclical 15 .07%
Technology 8 .33%
Basic Materials 4 .77%
Energy 4 .61%
Utilities 3 .18%
Money Market Funds 2 .12%
Communications 2 .07%
Exchange-Traded Funds 0 .29%
Other Assets and Liabilities
( 0 .15 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 231,699 $ 205,625 $ 26,074
Principal Government Money Market Fund - Institutional Class 5.14% 36,160 50,734 86,894 —
$ 36,160 $ 282,433 $ 292,519 $ 26,074
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 752 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 110 — — —
$ 862 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2023 Long 98 $ 26,885 $ 927
Total $ 927
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .54 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .22%
iShares Russell Mid-Cap Value ETF 76,800 $ 8,807
Money Market Funds - 2 .32%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
2,642,071 2,643
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(c)
89,546,019 89,545
$ 92,188
TOTAL INVESTMENT COMPANIES $ 100,995
COMMON STOCKS - 97 .67 % Shares Held Value (000's)
Advertising - 0 .04%
Interpublic Group of Cos Inc/The 21,557 $ 738
Omnicom Group Inc 11,034 934
$ 1,672
Aerospace & Defense - 0 .11%
Curtiss-Wright Corp 2,132 408
HEICO Corp 247 43
HEICO Corp - Class A 440 62
Hexcel Corp 4,711 333
Howmet Aerospace Inc 21,209 1,085
Mercury Systems Inc
(d)
2,771 105
Spirit AeroSystems Holdings Inc 5,239 167
TransDigm Group Inc 2,433 2,189
$ 4,392
Agriculture - 0 .04%
Bunge Ltd 8,350 907
Darling Ingredients Inc
(d)
8,859 614
$ 1,521
Airlines - 2 .11%
Alaska Air Group Inc
(d)
911,590 44,330
American Airlines Group Inc
(d)
899,829 15,072
Delta Air Lines Inc 308,890 14,290
Southwest Airlines Co 33,243 1,136
United Airlines Holdings Inc
(d)
166,805 9,059
$ 83,887
Apparel - 1 .63%
Capri Holdings Ltd
(d)
6,839 252
Carter's Inc 2,057 154
Columbia Sportswear Co 1,997 157
PVH Corp 3,486 313
Ralph Lauren Corp 270,572 35,534
Skechers USA Inc
(d)
7,134 397
Tapestry Inc 632,176 27,278
Under Armour Inc - Class A
(d)
11,439 92
Under Armour Inc - Class C
(d)
10,357 77
VF Corp 19,543 387
$ 64,641
Automobile Manufacturers - 0 .52%
Cummins Inc 31,687 8,264
Lucid Group Inc
(d)
41,647 317
PACCAR Inc 130,196 11,214
Rivian Automotive Inc
(d)
28,851 797
$ 20,592
Automobile Parts & Equipment - 2 .62%
Allison Transmission Holdings Inc 337,789 19,825
Aptiv PLC
(d)
373,136 40,855
BorgWarner Inc 903,841 42,028
Gentex Corp 13,100 440
Lear Corp 3,283 508
Phinia Inc
(d)
2,608 74
QuantumScape Corp
(d),(e)
15,746 210
$ 103,940
Banks - 2 .80%
Bank of New York Mellon Corp/The 900,801 40,860
Bank OZK 6,159 269
BOK Financial Corp 1,584 141
Citizens Financial Group Inc 27,002 871
Columbia Banking System Inc 11,622 260
Comerica Inc 7,355 397
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Commerce Bancshares Inc/MO 6,387 $ 340
Cullen/Frost Bankers Inc 3,309 359
East West Bancorp Inc 7,851 488
Fifth Third Bancorp 37,962 1,105
First Citizens BancShares Inc/NC 537 769
First Hawaiian Inc 7,109 147
First Horizon Corp 29,872 407
FNB Corp/PA 19,985 256
Huntington Bancshares Inc/OH 1,670,035 20,442
KeyCorp 52,094 641
M&T Bank Corp 9,251 1,294
Northern Trust Corp 11,457 918
NU Holdings Ltd/Cayman Islands
(d)
40,634 323
Pinnacle Financial Partners Inc 4,205 319
Popular Inc 3,933 285
Prosperity Bancshares Inc 568,869 36,021
Regions Financial Corp 52,269 1,065
State Street Corp 18,667 1,352
Synovus Financial Corp 8,083 274
Webster Financial Corp 9,704 459
Western Alliance Bancorp 6,041 314
Wintrust Financial Corp 3,400 287
Zions Bancorp NA 8,133 311
$ 110,974
Beverages - 0 .02%
Boston Beer Co Inc/The
(d)
36 13
Brown-Forman Corp - A Shares
(e)
564 41
Brown-Forman Corp - B Shares 2,118 149
Molson Coors Beverage Co 9,773 682
$ 885
Biotechnology - 0 .53%
Alnylam Pharmaceuticals Inc
(d)
1,362 266
Biogen Inc
(d)
8,059 2,177
BioMarin Pharmaceutical Inc
(d)
9,230 812
Bio-Rad Laboratories Inc
(d)
1,175 476
Certara Inc
(d)
4,257 83
Corteva Inc 39,904 2,252
Exelixis Inc
(d)
203,976 4,021
Horizon Therapeutics Plc
(d)
1,451 145
Illumina Inc
(d)
6,206 1,192
Incyte Corp
(d)
61,866 3,942
Ionis Pharmaceuticals Inc
(d)
1,104 46
Karuna Therapeutics Inc
(d)
209 42
Maravai LifeSciences Holdings Inc
(d)
2,584 29
Mirati Therapeutics Inc
(d)
2,726 83
Roivant Sciences Ltd
(d)
767 9
Royalty Pharma PLC 153,751 4,825
United Therapeutics Corp
(d)
2,523 612
$ 21,012
Building Materials - 2 .13%
Armstrong World Industries Inc 1,769 137
AZEK Co Inc/The
(d)
6,852 214
Builders FirstSource Inc
(d)
7,120 1,028
Carrier Global Corp 526,004 31,323
Eagle Materials Inc 94,236 17,374
Fortune Brands Innovations Inc 7,065 502
Hayward Holdings Inc
(d)
6,172 82
Lennox International Inc 1,787 657
Louisiana-Pacific Corp 3,592 274
Martin Marietta Materials Inc 3,462 1,546
Masco Corp 12,573 763
MDU Resources Group Inc 11,294 250
Mohawk Industries Inc
(d)
2,956 314
Owens Corning 192,020 26,881
Trane Technologies PLC 8,978 1,791
Vulcan Materials Co 5,778 1,274
$ 84,410

Schedule of Investments
MidCap Value Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 2 .44%
Albemarle Corp 6,545 $ 1,389
Ashland Inc 2,808 257
Axalta Coating Systems Ltd
(d)
11,043 353
Celanese Corp 5,525 693
CF Industries Holdings Inc 10,930 897
Chemours Co/The 8,308 307
DuPont de Nemours Inc 25,682 1,994
Eastman Chemical Co 6,629 567
Element Solutions Inc 12,477 262
FMC Corp 5,939 572
Huntsman Corp 9,761 291
International Flavors & Fragrances Inc 14,281 1,208
LyondellBasell Industries NV 14,469 1,430
Mosaic Co/The 18,503 754
NewMarket Corp 348 157
Olin Corp 7,218 416
PPG Industries Inc 9,832 1,415
RPM International Inc 373,753 38,612
Valvoline Inc 7,078 269
Westlake Corp 325,809 44,799
$ 96,642
Commercial Services - 4 .00%
ADT Inc 12,685 81
Affirm Holdings Inc
(d)
12,161 236
Aramark 13,092 528
Avis Budget Group Inc
(d)
750 165
Block Inc
(d)
19,043 1,534
Bright Horizons Family Solutions Inc
(d)
2,810 273
Cintas Corp 531 267
Clarivate PLC
(d)
487,588 4,637
CoStar Group Inc
(d)
12,889 1,082
Driven Brands Holdings Inc
(d)
3,578 93
Dun & Bradstreet Holdings Inc 15,353 181
Equifax Inc 2,099 428
Euronet Worldwide Inc
(d)
1,322 116
FleetCor Technologies Inc
(d)
280 70
FTI Consulting Inc
(d)
175,514 30,743
Global Payments Inc 364,533 40,189
Grand Canyon Education Inc
(d)
135,378 14,695
GXO Logistics Inc
(d)
6,539 439
H&R Block Inc 367,809 12,362
Hertz Global Holdings Inc
(d)
7,516 127
ManpowerGroup Inc 307,816 24,280
Mister Car Wash Inc
(d)
4,182 42
Quanta Services Inc 5,923 1,194
R1 RCM Inc
(d)
8,544 148
RB Global Inc 2,384 154
Robert Half Inc 5,877 436
Service Corp International/US 5,291 353
TransUnion 270,996 21,595
U-Haul Holding Co 309 19
U-Haul Holding Co 2,781 159
United Rentals Inc 3,048 1,416
WEX Inc
(d)
1,293 245
WillScot Mobile Mini Holdings Corp
(d)
8,223 394
$ 158,681
Computers - 5 .01%
Amdocs Ltd 56,107 5,254
CACI International Inc
(d)
1,261 442
Cognizant Technology Solutions Corp 28,413 1,876
Crane NXT Co 2,689 159
DXC Technology Co
(d)
12,698 351
Genpact Ltd 946,524 34,160
Hewlett Packard Enterprise Co 1,652,337 28,717
HP Inc 38,467 1,263
KBR Inc 4,807 296
Kyndryl Holdings Inc
(d)
11,462 157
Leidos Holdings Inc 457,632 42,802
Lumentum Holdings Inc
(d)
3,819 200
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Maximus Inc 432,000 $ 36,184
NCR Corp
(d)
7,433 200
NetApp Inc 7,198 562
Pure Storage Inc
(d)
3,426 127
Science Applications International Corp 3,004 364
Western Digital Corp
(d)
1,067,865 45,448
$ 198,562
Consumer Products - 1 .42%
Avery Dennison Corp 237,028 43,616
Church & Dwight Co Inc 131,148 12,547
Reynolds Consumer Products Inc 3,297 91
Spectrum Brands Holdings Inc 2,244 176
$ 56,430
Cosmetics & Personal Care - 0 .01%
Coty Inc
(d)
20,140 243
Olaplex Holdings Inc
(d)
7,281 26
$ 269
Distribution & Wholesale - 0 .66%
Core & Main Inc
(d)
296,942 9,387
Fastenal Co 8,014 470
Ferguson PLC 10,916 1,764
LKQ Corp 14,896 816
SiteOne Landscape Supply Inc
(d)
1,682 286
Univar Solutions Inc
(d)
8,672 313
Watsco Inc 33,488 12,665
WESCO International Inc 2,472 434
$ 26,135
Diversified Financial Services - 1 .85%
Affiliated Managers Group Inc 1,993 276
Air Lease Corp 5,783 245
Ally Financial Inc 15,127 462
Blue Owl Capital Inc 21,256 262
Cboe Global Markets Inc 36,561 5,107
Coinbase Global Inc
(d),(e)
9,319 919
Credit Acceptance Corp
(d)
363 202
Discover Financial Services 14,177 1,496
Evercore Inc - Class A 1,990 269
Franklin Resources Inc 15,913 465
Houlihan Lokey Inc 2,571 257
Interactive Brokers Group Inc - A Shares 71,824 6,272
Invesco Ltd 20,737 348
Janus Henderson Group PLC 7,483 220
Jefferies Financial Group Inc 11,233 413
Lazard Ltd 6,116 215
Nasdaq Inc 19,101 964
OneMain Holdings Inc 6,270 285
Raymond James Financial Inc 10,938 1,204
Rocket Cos Inc
(d)
4,489 49
SEI Investments Co 5,687 358
SLM Corp 8,168 132
SoFi Technologies Inc
(d)
51,280 587
Stifel Financial Corp 5,738 365
Synchrony Financial 23,859 824
T Rowe Price Group Inc 317,337 39,115
TPG Inc 2,544 75
Tradeweb Markets Inc 82,126 6,717
UWM Holdings Corp 3,328 22
Virtu Financial Inc 4,994 93
Voya Financial Inc 5,477 407
Western Union Co/The 344,270 4,193
XP Inc
(d)
17,027 460
$ 73,278
Electric - 3 .07%
AES Corp/The 14,529 314
Alliant Energy Corp 837,050 44,983
Ameren Corp 14,647 1,255
Avangrid Inc 3,971 147
Brookfield Renewable Corp 7,140 223
CenterPoint Energy Inc 35,296 1,062

Schedule of Investments
MidCap Value Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Clearway Energy Inc - Class A 1,935 $ 48
Clearway Energy Inc - Class C 4,576 121
CMS Energy Corp 16,266 993
Consolidated Edison Inc 19,409 1,841
Constellation Energy Corp 18,327 1,771
DTE Energy Co 11,523 1,317
Edison International 21,142 1,521
Entergy Corp 11,839 1,216
Evergy Inc 12,452 747
Eversource Energy 19,497 1,410
FirstEnergy Corp 30,459 1,200
Hawaiian Electric Industries Inc 6,126 235
IDACORP Inc 2,822 290
NRG Energy Inc 12,962 492
OGE Energy Corp 11,176 404
PG&E Corp
(d)
100,768 1,775
Pinnacle West Capital Corp 6,330 524
PPL Corp 306,767 8,446
Public Service Enterprise Group Inc 27,817 1,756
Vistra Corp 14,878 418
WEC Energy Group Inc 17,651 1,586
Xcel Energy Inc 728,921 45,725
$ 121,820
Electrical Components & Equipment - 0 .09%
Acuity Brands Inc 1,780 294
AMETEK Inc 12,865 2,040
Generac Holdings Inc
(d)
3,398 522
Littelfuse Inc 1,352 412
Universal Display Corp 1,429 209
$ 3,477
Electronics - 4 .79%
Agilent Technologies Inc 142,487 17,351
Allegion plc 368 43
Amphenol Corp 491,209 43,378
Arrow Electronics Inc
(d)
3,203 457
Avnet Inc 363,428 17,626
Coherent Corp
(d)
6,660 316
Flex Ltd
(d)
1,680,800 45,987
Fortive Corp 19,780 1,550
Garmin Ltd 8,593 910
Hubbell Inc 97,568 30,441
Jabil Inc 2,687 297
Keysight Technologies Inc
(d)
7,382 1,189
National Instruments Corp 1,597 94
nVent Electric PLC 375,547 19,859
Sensata Technologies Holding PLC 8,432 356
TD SYNNEX Corp 2,323 229
Trimble Inc
(d)
13,778 741
Vontier Corp 147,146 4,551
Woodward Inc 37,519 4,517
$ 189,892
Energy - Alternate Sources - 0 .05%
First Solar Inc
(d)
5,952 1,234
Plug Power Inc
(d),(e)
29,040 381
Sunrun Inc
(d)
11,796 224
$ 1,839
Engineering & Construction - 0 .18%
AECOM 7,319 637
EMCOR Group Inc 22,442 4,826
Jacobs Solutions Inc 7,036 882
MasTec Inc
(d)
3,475 409
TopBuild Corp
(d)
1,654 453
$ 7,207
Entertainment - 1 .09%
AMC Entertainment Holdings Inc
(e)
29,006 144
Atlanta Braves Holdings Inc
(d)
2,971 121
Caesars Entertainment Inc
(d)
6,794 401
Live Nation Entertainment Inc
(d)
371,558 32,604
Madison Square Garden Sports Corp 25,524 5,431
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Marriott Vacations Worldwide Corp 2,042 $ 263
Penn Entertainment Inc
(d)
8,568 225
Vail Resorts Inc 17,790 4,189
$ 43,378
Environmental Control - 1 .10%
Clean Harbors Inc
(d)
2,869 477
Pentair PLC 9,173 638
Republic Services Inc 277,091 41,871
Stericycle Inc
(d)
5,147 219
Tetra Tech Inc 2,424 410
$ 43,615
Food - 2 .84%
Albertsons Cos Inc 21,284 463
Campbell Soup Co 10,695 490
Conagra Brands Inc 130,254 4,274
Flowers Foods Inc 10,504 260
Grocery Outlet Holding Corp
(d)
5,303 177
Hershey Co/The 29,013 6,711
Hormel Foods Corp 16,185 662
Ingredion Inc 42,621 4,742
J M Smucker Co/The 5,765 869
Kellogg Co 14,529 972
Kroger Co/The 270,626 13,163
Lamb Weston Holdings Inc 453 47
McCormick & Co Inc/MD 14,053 1,257
Performance Food Group Co
(d)
4,540 271
Pilgrim's Pride Corp
(d)
2,293 57
Post Holdings Inc
(d)
43,190 3,684
Seaboard Corp 1,331 4,798
Sysco Corp 520,000 39,681
Tyson Foods Inc 526,438 29,333
US Foods Holding Corp
(d)
12,668 541
$ 112,452
Forest Products & Paper - 0 .15%
International Paper Co 19,365 698
Sylvamo Corp 105,733 5,189
$ 5,887
Gas - 0 .06%
Atmos Energy Corp 8,061 981
National Fuel Gas Co 4,916 261
NiSource Inc 23,117 644
UGI Corp 11,679 315
$ 2,201
Hand & Machine Tools - 0 .73%
Lincoln Electric Holdings Inc 110,201 22,118
MSA Safety Inc 1,710 284
Regal Rexnord Corp 3,698 577
Snap-on Inc 18,495 5,039
Stanley Black & Decker Inc 8,561 850
$ 28,868
Healthcare - Products - 3 .98%
Align Technology Inc
(d)
10,505 3,970
Avantor Inc
(d)
37,727 776
Azenta Inc
(d)
3,808 179
Baxter International Inc 28,271 1,279
Bio-Techne Corp 494 41
Cooper Cos Inc/The 98,817 38,663
DENTSPLY SIRONA Inc 203,569 8,452
Enovis Corp
(d)
2,931 187
Envista Holdings Corp
(d)
9,152 315
Exact Sciences Corp
(d)
6,519 636
Globus Medical Inc
(d)
272,627 16,431
Hologic Inc
(d)
513,595 40,790
ICU Medical Inc
(d)
1,128 201
Integra LifeSciences Holdings Corp
(d)
3,993 182
QIAGEN NV
(d)
12,713 595
QuidelOrtho Corp
(d)
2,979 260
Repligen Corp
(d)
1,730 297

Schedule of Investments
MidCap Value Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Revvity Inc 7,061 $ 868
STERIS PLC 5,547 1,251
Tandem Diabetes Care Inc
(d)
3,114 109
Teleflex Inc 2,627 660
Zimmer Biomet Holdings Inc 301,745 41,686
$ 157,828
Healthcare - Services - 1 .95%
Acadia Healthcare Co Inc
(d)
5,014 396
agilon health Inc
(d)
1,666 32
Amedisys Inc
(d)
1,791 163
Catalent Inc
(d)
10,052 488
Charles River Laboratories International Inc
(d)
2,836 594
Chemed Corp 233 121
Encompass Health Corp 5,144 340
Fortrea Holdings Inc
(d)
4,948 158
Ginkgo Bioworks Holdings Inc
(d),(e)
78,009 196
ICON PLC
(d)
3,876 974
IQVIA Holdings Inc
(d)
751 168
Laboratory Corp of America Holdings 4,948 1,059
Molina Healthcare Inc
(d)
91,497 27,859
Quest Diagnostics Inc 320,763 43,371
Sotera Health Co
(d)
1,638 31
Syneos Health Inc
(d)
5,764 244
Teladoc Health Inc
(d)
8,864 264
Tenet Healthcare Corp
(d)
5,643 422
Universal Health Services Inc 3,387 471
$ 77,351
Home Builders - 1 .12%
DR Horton Inc 17,403 2,211
Lennar Corp - A Shares 13,911 1,764
Lennar Corp - B Shares 768 88
NVR Inc
(d)
150 946
PulteGroup Inc 247,586 20,894
Thor Industries Inc 2,864 331
Toll Brothers Inc 226,615 18,204
$ 44,438
Home Furnishings - 0 .03%
Dolby Laboratories Inc 3,308 293
Leggett & Platt Inc 7,405 217
Tempur Sealy International Inc 7,434 332
Whirlpool Corp 2,991 431
$ 1,273
Housewares - 0 .01%
Newell Brands Inc 21,264 237
Insurance - 8 .63%
Aflac Inc 33,669 2,436
Allstate Corp/The 14,672 1,653
American Financial Group Inc/OH 359,105 43,671
Arch Capital Group Ltd
(d)
282,578 21,954
Arthur J Gallagher & Co 11,181 2,402
Assurant Inc 40,766 5,484
Assured Guaranty Ltd 3,176 190
Axis Capital Holdings Ltd 108,054 5,956
Brighthouse Financial Inc
(d)
3,345 174
Brown & Brown Inc 8,088 570
Cincinnati Financial Corp 8,586 924
CNA Financial Corp 1,455 57
Corebridge Financial Inc 8,246 154
Everest Group Ltd 170,046 61,303
Fidelity National Financial Inc 14,505 568
First American Financial Corp 69,507 4,405
Globe Life Inc 4,961 556
Hanover Insurance Group Inc/The 1,984 225
Hartford Financial Services Group Inc/The 462,032 33,211
Kemper Corp 3,365 172
Lincoln National Corp 8,566 240
Loews Corp 10,585 663
Markel Group Inc
(d)
4,898 7,101
MGIC Investment Corp 931,180 15,588
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Old Republic International Corp 1,570,198 $ 43,290
Primerica Inc 18,470 3,928
Progressive Corp/The 262,000 33,007
Prudential Financial Inc 20,532 1,981
Reinsurance Group of America Inc 29,869 4,192
RenaissanceRe Holdings Ltd 20,682 3,863
RLI Corp 1,750 233
Unum Group 10,986 534
W R Berkley Corp 653,769 40,331
White Mountains Insurance Group Ltd 137 212
Willis Towers Watson PLC 5,215 1,102
$ 342,330
Internet - 0 .28%
CDW Corp/DE 436 81
DoorDash Inc - Class A
(d)
3,659 332
eBay Inc 28,039 1,248
Etsy Inc
(d)
3,010 306
Expedia Group Inc
(d)
2,150 263
F5 Inc
(d)
3,370 533
Gen Digital Inc 26,141 508
GoDaddy Inc
(d)
3,397 262
IAC Inc
(d)
4,297 299
Match Group Inc
(d)
1,541 72
Okta Inc
(d)
54,380 4,180
Robinhood Markets Inc
(d)
37,112 477
Roku Inc
(d)
6,034 581
TripAdvisor Inc
(d)
6,206 116
VeriSign Inc
(d)
4,793 1,011
Wayfair Inc
(d)
2,987 233
Zillow Group Inc - A Shares
(d)
3,230 172
Zillow Group Inc - C Shares
(d)
8,636 468
$ 11,142
Iron & Steel - 0 .65%
Cleveland-Cliffs Inc
(d)
28,411 502
Nucor Corp 14,081 2,423
Reliance Steel & Aluminum Co 74,269 21,750
Steel Dynamics Inc 8,983 957
United States Steel Corp 12,574 321
$ 25,953
Leisure Products & Services - 0 .46%
Brunswick Corp/DE 3,646 315
Carnival Corp
(d)
55,581 1,047
Harley-Davidson Inc 112,430 4,341
Norwegian Cruise Line Holdings Ltd
(d)
17,937 396
Planet Fitness Inc
(d)
2,490 168
Polaris Inc 2,746 373
Royal Caribbean Cruises Ltd
(d)
106,476 11,617
$ 18,257
Lodging - 1 .24%
Boyd Gaming Corp 56,869 3,886
Hilton Worldwide Holdings Inc 253,757 39,457
Hyatt Hotels Corp 2,599 328
Las Vegas Sands Corp 60,422 3,614
MGM Resorts International 16,770 851
Travel + Leisure Co 2,267 92
Wyndham Hotels & Resorts Inc 4,364 340
Wynn Resorts Ltd 5,453 594
$ 49,162
Machinery - Construction & Mining - 0 .59%
BWX Technologies Inc 4,229 292
Oshkosh Corp 247,444 22,782
Vertiv Holdings Co 16,750 436
$ 23,510
Machinery - Diversified - 4 .46%
AGCO Corp 244,796 32,582
CNH Industrial NV 54,649 785
Cognex Corp 9,655 528
Crane Co 2,682 251

Schedule of Investments
MidCap Value Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Dover Corp 7,801 $ 1,139
Esab Corp 115,669 7,947
Flowserve Corp 7,312 276
Gates Industrial Corp PLC
(d)
6,620 90
Graco Inc 5,519 438
IDEX Corp 3,884 877
Ingersoll Rand Inc 22,636 1,478
Middleby Corp/The
(d)
288,974 43,881
Nordson Corp 3,196 804
Otis Worldwide Corp 200,369 18,225
Toro Co/The 323,000 32,833
Westinghouse Air Brake Technologies Corp 9,972 1,181
Xylem Inc/NY 296,867 33,471
$ 176,786
Media - 0 .34%
Cable One Inc 290 210
DISH Network Corp
(d)
13,838 110
Fox Corp - A Shares 16,358 547
Fox Corp - B Shares 7,509 236
GCI Liberty Inc - Escrow
(d),(f)
4,527 —
Liberty Broadband Corp - A Shares
(d)
729 65
Liberty Broadband Corp - C Shares
(d)
5,161 460
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
55,144 3,544
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
59,661 4,331
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
4,149 131
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
8,583 273
New York Times Co/The 9,028 368
News Corp - A Shares 21,286 422
News Corp - B Shares 6,509 131
Nexstar Media Group Inc 1,257 235
Paramount Global - Class A
(e)
668 13
Paramount Global - Class B
(e)
32,251 517
Sirius XM Holdings Inc
(e)
36,014 184
Warner Bros Discovery Inc
(d)
123,236 1,611
$ 13,388
Metal Fabrication & Hardware - 0 .02%
RBC Bearings Inc
(d)
1,578 357
Timken Co/The 3,493 324
Valmont Industries Inc 1,101 292
$ 973
Mining - 1 .18%
Alcoa Corp 9,938 360
Franco-Nevada Corp 283,700 41,375
MP Materials Corp
(d)
5,812 138
Royal Gold Inc 3,665 440
SSR Mining Inc 313,086 4,559
$ 46,872
Miscellaneous Manufacturers - 2 .26%
A O Smith Corp 135,175 9,818
Carlisle Cos Inc 2,830 784
Donaldson Co Inc 3,960 249
ITT Inc 4,619 460
Parker-Hannifin Corp 57,747 23,676
Teledyne Technologies Inc
(d)
2,605 1,002
Textron Inc 689,760 53,643
$ 89,632
Office & Business Equipment - 0 .02%
Zebra Technologies Corp
(d)
2,345 722
Oil & Gas - 2 .88%
Antero Resources Corp
(d)
15,807 423
APA Corp 1,978 80
Chesapeake Energy Corp 7,093 598
Coterra Energy Inc 1,673,642 46,092
Devon Energy Corp 777,449 41,982
Diamondback Energy Inc 10,130 1,492
EQT Corp 20,158 850
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Hess Corp 71,869 $ 10,905
HF Sinclair Corp 7,893 411
Marathon Oil Corp 34,756 913
Ovintiv Inc 7,552 348
PDC Energy Inc 4,844 368
Phillips 66 80,656 8,998
Range Resources Corp 13,085 411
Southwestern Energy Co
(d)
62,436 405
$ 114,276
Oil & Gas Services - 0 .33%
Baker Hughes Co 293,762 10,514
Halliburton Co 40,149 1,569
NOV Inc 21,930 440
TechnipFMC PLC 24,539 450
$ 12,973
Packaging & Containers - 3 .07%
Amcor PLC 82,751 849
AptarGroup Inc 246,657 29,959
Ardagh Group SA
(d),(f)
901 —
Ardagh Metal Packaging SA 561 2
Ball Corp 17,227 1,011
Berry Global Group Inc 6,787 445
Crown Holdings Inc 457,929 42,478
Graphic Packaging Holding Co 7,913 191
Packaging Corp of America 296,948 45,537
Sealed Air Corp 3,591 164
Silgan Holdings Inc 4,670 205
Sonoco Products Co 5,465 320
Westrock Co 14,203 473
$ 121,634
Pharmaceuticals - 0 .08%
Cardinal Health Inc 7,041 644
Elanco Animal Health Inc
(d)
27,189 328
Henry Schein Inc
(d)
7,287 574
Jazz Pharmaceuticals PLC
(d)
1,645 215
Organon & Co 14,281 314
Perrigo Co PLC 7,541 276
Premier Inc 6,628 184
Viatris Inc 66,894 704
$ 3,239
Pipelines - 0 .11%
Antero Midstream Corp 12,622 151
DT Midstream Inc 5,424 290
ONEOK Inc 23,623 1,584
Williams Cos Inc/The 68,127 2,347
$ 4,372
Private Equity - 0 .05%
Carlyle Group Inc/The 11,793 420
KKR & Co Inc 27,240 1,618
$ 2,038
Real Estate - 0 .05%
CBRE Group Inc
(d)
17,324 1,443
Howard Hughes Corp/The
(d)
1,881 159
Jones Lang LaSalle Inc
(d)
2,649 441
$ 2,043
REITs - 7 .74%
AGNC Investment Corp 32,057 327
Agree Realty Corp 4,973 322
Alexandria Real Estate Equities Inc 375,892 47,242
American Homes 4 Rent 490,785 18,395
Americold Realty Trust Inc 15,097 489
Annaly Capital Management Inc 27,602 555
Apartment Income REIT Corp 8,400 290
AvalonBay Communities Inc 7,816 1,474
Boston Properties Inc 8,769 584
Brixmor Property Group Inc 16,734 381
Camden Property Trust 363,100 39,611
Cousins Properties Inc 8,458 207

Schedule of Investments
MidCap Value Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
CubeSmart 12,505 $ 542
Digital Realty Trust Inc 16,259 2,026
EastGroup Properties Inc 2,452 434
EPR Properties 106,084 4,735
Equity LifeStyle Properties Inc 556,683 39,625
Equity Residential 20,862 1,376
Essex Property Trust Inc 3,570 869
Extra Space Storage Inc 36,487 5,092
Federal Realty Investment Trust 4,520 459
First Industrial Realty Trust Inc 7,378 381
Gaming and Leisure Properties Inc 14,070 668
Healthcare Realty Trust Inc 216,072 4,220
Healthpeak Properties Inc 30,595 668
Highwoods Properties Inc 5,816 147
Host Hotels & Resorts Inc 964,700 17,750
Invitation Homes Inc 34,182 1,213
Iron Mountain Inc 8,176 502
Kilroy Realty Corp 6,520 233
Kimco Realty Corp 33,834 685
Lamar Advertising Co 449,111 44,328
Medical Properties Trust Inc 33,181 335
Mid-America Apartment Communities Inc 6,493 972
National Storage Affiliates Trust 4,462 151
NNN REIT Inc 1,086,542 46,374
Omega Healthcare Investors Inc 13,093 418
Park Hotels & Resorts Inc 12,279 167
Rayonier Inc 8,205 272
Realty Income Corp 36,976 2,254
Regency Centers Corp 9,519 624
Rexford Industrial Realty Inc 11,200 617
Rithm Capital Corp 26,435 266
SBA Communications Corp 5,398 1,182
Simon Property Group Inc 14,191 1,768
Spirit Realty Capital Inc 7,876 318
STAG Industrial Inc 10,036 364
Starwood Property Trust Inc 16,472 342
Sun Communities Inc 5,374 700
UDR Inc 17,319 708
Ventas Inc 140,996 6,841
VICI Properties Inc 56,150 1,768
Vornado Realty Trust 9,880 222
Welltower Inc 27,797 2,284
Weyerhaeuser Co 40,962 1,395
WP Carey Inc 11,854 800
$ 306,972
Retail - 5 .52%
Advance Auto Parts Inc 3,330 248
AutoNation Inc
(d)
1,703 274
Bath & Body Works Inc 12,810 475
Best Buy Co Inc 9,400 781
BJ's Wholesale Club Holdings Inc
(d)
429,862 28,504
CarMax Inc
(d)
8,337 689
Casey's General Stores Inc 67,427 17,036
Darden Restaurants Inc 190,596 32,195
Dick's Sporting Goods Inc 22,012 3,104
Dollar Tree Inc
(d)
11,662 1,800
Domino's Pizza Inc 22,192 8,804
Freshpet Inc
(d)
1,849 136
GameStop Corp
(d),(e)
14,973 332
Gap Inc/The 10,864 112
Genuine Parts Co 7,844 1,221
Kohl's Corp 6,178 176
Lithia Motors Inc 1,513 470
Macy's Inc 15,124 251
MSC Industrial Direct Co Inc 38,752 3,911
Murphy USA Inc 57 18
Nordstrom Inc
(e)
6,376 147
Ollie's Bargain Outlet Holdings Inc
(d)
2,340 171
O'Reilly Automotive Inc
(d)
6,882 6,371
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Penske Automotive Group Inc 1,123 $ 181
Petco Health & Wellness Co Inc
(d)
4,908 40
RH
(d)
758 294
Ross Stores Inc 432,259 49,554
Victoria's Secret & Co
(d)
2,420 50
Walgreens Boots Alliance Inc 40,064 1,201
Williams-Sonoma Inc 3,172 440
Yum! Brands Inc 436,405 60,079
$ 219,065
Savings & Loans - 0 .02%
New York Community Bancorp Inc 39,810 552
TFS Financial Corp 3,303 48
$ 600
Semiconductors - 2 .74%
Cirrus Logic Inc
(d)
126,478 10,219
Entegris Inc 7,913 868
GLOBALFOUNDRIES Inc
(d),(e)
4,382 279
IPG Photonics Corp
(d)
1,676 220
Marvell Technology Inc 47,804 3,114
Microchip Technology Inc 8,632 811
MKS Instruments Inc 416,908 45,514
ON Semiconductor Corp
(d)
24,116 2,599
Qorvo Inc
(d)
5,572 613
Skyworks Solutions Inc 382,892 43,791
Teradyne Inc 1,454 164
Wolfspeed Inc
(d)
6,932 457
$ 108,649
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 2,189 503
Software - 2 .12%
Akamai Technologies Inc
(d)
182,733 17,268
ANSYS Inc
(d)
14,593 4,992
AppLovin Corp
(d)
9,460 297
Aspen Technology Inc
(d)
1,558 278
Bentley Systems Inc 782 42
BILL Holdings Inc
(d)
42,758 5,359
Black Knight Inc
(d)
8,558 602
Broadridge Financial Solutions Inc 1,073 180
CCC Intelligent Solutions Holdings Inc
(d)
11,243 124
Ceridian HCM Holding Inc
(d)
7,535 534
Concentrix Corp 2,454 204
Doximity Inc
(d)
3,644 130
Dropbox Inc - A Shares
(d)
1,623 44
Electronic Arts Inc 15,323 2,089
Fidelity National Information Services Inc 33,113 1,999
Guidewire Software Inc
(d)
78,726 6,678
HashiCorp Inc
(d)
1,639 49
Informatica Inc
(d)
2,164 41
Jack Henry & Associates Inc 2,775 465
Manhattan Associates Inc
(d)
39,436 7,517
MSCI Inc 2,172 1,190
nCino Inc
(d)
3,391 110
Nutanix Inc
(d)
546,702 16,511
Paycor HCM Inc
(d)
1,674 45
Playtika Holding Corp
(d)
653 8
PTC Inc
(d)
2,898 423
SentinelOne Inc
(d)
9,110 152
SS&C Technologies Holdings Inc 12,151 708
Take-Two Interactive Software Inc
(d)
9,221 1,410
Teradata Corp
(d)
138,623 7,881
Twilio Inc
(d)
7,901 522
Tyler Technologies Inc
(d)
566 225
UiPath Inc
(d)
4,893 88
Unity Software Inc
(d)
9,736 446
Zoom Video Communications Inc
(d)
70,838 5,196
ZoomInfo Technologies Inc
(d)
8,422 215
$ 84,022

Schedule of Investments
MidCap Value Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0 .81%
Ciena Corp
(d)
90,976 $ 3,839
Corning Inc 42,540 1,444
Frontier Communications Parent Inc
(d)
13,685 249
Iridium Communications Inc 445 23
Juniper Networks Inc 17,795 495
Motorola Solutions Inc 91,000 26,083
Ubiquiti Inc 36 6
Viasat Inc
(d)
4,022 125
$ 32,264
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 7,304 472
Mattel Inc
(d)
19,676 419
$ 891
Transportation - 2 .76%
CH Robinson Worldwide Inc 1,421 142
Expeditors International of Washington Inc 7,436 947
JB Hunt Transport Services Inc 224,794 45,844
Kirby Corp
(d)
3,329 271
Knight-Swift Transportation Holdings Inc 8,731 531
Landstar System Inc 180,121 36,671
Old Dominion Freight Line Inc 378 159
Ryder System Inc 151,800 15,506
Saia Inc
(d)
1,319 558
Schneider National Inc 278,818 8,590
XPO Inc
(d)
6,366 441
$ 109,660
Water - 0 .05%
American Water Works Co Inc 10,899 1,607
Essential Utilities Inc 13,573 574
$ 2,181
TOTAL COMMON STOCKS $ 3,873,795
Total Investments $ 3,974,790
Other Assets and Liabilities -  (0.21)% (8,463)
TOTAL NET ASSETS - 100.00% $ 3,966,327
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,643 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,672 or 0.07% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Industrial 22 .30%
Financial 21 .14%
Consumer, Cyclical 17 .03%
Consumer, Non-cyclical 14 .87%
Technology 9 .89%
Basic Materials 4 .42%
Energy 3 .37%
Utilities 3 .18%
Money Market Funds 2 .32%
Communications 1 .47%
Exchange-Traded Funds 0 .22%
Other Assets and Liabilities
( 0 .21 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 681,243 $ 591,698 $ 89,545
Principal Government Money Market Fund - Institutional Class 5.14% 108,689 273,755 382,444 —
$ 108,689 $ 954,998 $ 974,142 $ 89,545
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 2,867 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 387 — — —
$ 3,254 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2023 Long 37 $ 10,151 $ 368
Total $ 368
Amounts in thousands except contracts.

Schedule of Investments
Overseas Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .03 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .32%
iShares MSCI EAFE Value ETF 157,800 $ 8,056
Money Market Funds - 2 .71%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
1,542,061 1,541
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(c)
66,360,370 66,361
$ 67,902
TOTAL INVESTMENT COMPANIES $ 75,958
COMMON STOCKS - 95 .61 % Shares Held Value (000's)
Advertising - 0 .06%
Hakuhodo DY Holdings Inc 11,100 $ 128
Publicis Groupe SA 10,807 871
WPP PLC 50,741 554
$ 1,553
Aerospace & Defense - 4 .29%
BAE Systems PLC 1,286,893 15,390
MTU Aero Engines AG 1,264 295
Rheinmetall AG 54,941 15,562
Rolls-Royce Holdings PLC
(d)
25,705,550 60,951
Thales SA 103,186 15,436
$ 107,634
Agriculture - 0 .68%
British American Tobacco PLC 431,549 14,512
Imperial Brands PLC 41,454 979
Japan Tobacco Inc 56,600 1,256
Wilmar International Ltd 90,000 262
$ 17,009
Airlines - 0 .70%
ANA Holdings Inc
(d)
7,500 180
Deutsche Lufthansa AG
(d)
28,223 285
Japan Airlines Co Ltd 4,400 95
Ryanair Holdings PLC ADR
(d)
162,325 16,643
Singapore Airlines Ltd 63,200 358
$ 17,561
Apparel - 0 .44%
Kering SA 19,050 10,938
Automobile Manufacturers - 2 .06%
Bayerische Motoren Werke AG 15,632 1,906
Daimler Truck Holding AG 178,405 6,696
Honda Motor Co Ltd 765,238 24,397
Isuzu Motors Ltd 27,400 356
Mazda Motor Corp 26,900 267
Mercedes-Benz Group AG 40,412 3,227
Nissan Motor Co Ltd 109,500 482
Renault SA 5,900 259
Stellantis NV 106,212 2,179
Subaru Corp 29,000 550
Suzuki Motor Corp 17,200 691
Toyota Motor Corp 500,650 8,418
Volkswagen AG 1,392 223
Volvo AB - A Shares 9,454 214
Volvo AB - B Shares 71,253 1,572
Volvo Car AB
(d),(e)
28,130 139
$ 51,576
Automobile Parts & Equipment - 2 .28%
Aisin Corp 6,900 224
Bridgestone Corp 27,000 1,120
Cie Generale des Etablissements Michelin SCA 797,215 26,107
Continental AG 5,193 415
Koito Manufacturing Co Ltd 1,162,752 21,380
NGK Insulators Ltd 11,100 136
Sumitomo Electric Industries Ltd 33,700 432
Toyota Industries Corp 6,900 499
Valeo 303,966 6,871
$ 57,184
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 12 .96%
ABN AMRO Bank NV
(f)
19,070 $ 324
AIB Group PLC 63,112 297
ANZ Group Holdings Ltd 141,813 2,460
Banco Bilbao Vizcaya Argentaria SA 284,730 2,257
Banco Bradesco SA ADR 1,493,209 5,271
Banco Santander SA 776,927 3,148
Bank Hapoalim BM 59,947 532
Bank Leumi Le-Israel BM 72,897 582
Bank of Ireland Group PLC 25,267 267
Banque Cantonale Vaudoise 1,422 160
Barclays PLC 12,696,058 25,193
BNP Paribas SA 151,249 9,974
BOC Hong Kong Holdings Ltd 9,448,271 28,837
CaixaBank SA 194,829 788
Chiba Bank Ltd/The 25,000 176
Commerzbank AG 50,263 601
Concordia Financial Group Ltd 50,200 230
Credit Agricole SA 57,151 709
Danske Bank A/S 32,568 773
DBS Group Holdings Ltd 55,400 1,429
Deutsche Bank AG 91,521 1,014
DNB Bank ASA 934,842 19,265
Erste Group Bank AG 16,235 614
Hang Seng Bank Ltd 36,100 552
HSBC Holdings PLC 5,612,624 46,621
ING Groep NV 3,088,058 45,076
Intesa Sanpaolo SpA 762,119 2,204
Israel Discount Bank Ltd 57,694 306
Japan Post Bank Co Ltd 69,600 579
KBC Group NV 11,818 889
Lloyds Banking Group PLC 3,128,693 1,808
Macquarie Group Ltd 17,335 2,044
Mediobanca Banca di Credito Finanziario SpA 26,067 347
Mitsubishi UFJ Financial Group Inc 539,400 4,343
Mizrahi Tefahot Bank Ltd 7,196 260
Mizuho Financial Group Inc 113,800 1,931
National Australia Bank Ltd 148,202 2,839
NatWest Group PLC 589,228 1,850
Nordea Bank Abp 153,193 1,734
Oversea-Chinese Banking Corp Ltd 159,800 1,599
Resona Holdings Inc 100,800 549
Shizuoka Financial Group Inc 21,100 176
Skandinaviska Enskilda Banken AB 76,301 925
Societe Generale SA 22,326 607
Standard Chartered PLC 113,650 1,092
Sumitomo Mitsui Financial Group Inc 221,700 10,387
Sumitomo Mitsui Trust Holdings Inc 15,507 603
Svenska Handelsbanken AB 68,871 605
Swedbank AB 326,698 5,992
UBS Group AG 429,013 9,520
UniCredit SpA 1,543,896 39,092
United Overseas Bank Ltd 1,447,760 32,840
Westpac Banking Corp 165,693 2,490
$ 324,761
Beverages - 2 .22%
Anheuser-Busch InBev SA/NV 203,239 11,626
Asahi Group Holdings Ltd 588,100 23,117
Carlsberg AS 1,626 244
Coca-Cola Europacific Partners PLC 9,712 616
Coca-Cola HBC AG
(d)
5,201 153
Diageo PLC 445,135 19,427
Heineken Holding NV 3,536 290
JDE Peet's NV 5,934 179
Suntory Beverage & Food Ltd 2,500 89
$ 55,741
Building Materials - 0 .30%
AGC Inc 9,500 343
Cie de Saint-Gobain 23,136 1,565
CRH PLC 34,960 2,083

Schedule of Investments
Overseas Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Geberit AG 563 $ 320
Heidelberg Materials AG 6,838 554
Holcim Ltd
(d)
26,175 1,824
Lixil Corp 13,500 173
ROCKWOOL A/S 432 116
Svenska Cellulosa AB SCA 28,609 380
TOTO Ltd 3,200 98
Xinyi Glass Holdings Ltd 79,000 131
$ 7,587
Chemicals - 4 .74%
Air Liquide SA 59,137 10,633
Akzo Nobel NV 558,907 47,813
Arkema SA 175,131 18,886
Asahi Kasei Corp 59,100 403
BASF SE 446,897 23,959
Clariant AG
(d)
10,187 167
Covestro AG
(d),(f)
9,122 490
DSM-Firmenich AG 2,888 318
EMS-Chemie Holding AG 214 179
Evonik Industries AG 9,901 205
ICL Group Ltd 36,078 240
Johnson Matthey PLC 8,661 200
Mitsubishi Chemical Group Corp 60,300 361
Mitsui Chemicals Inc 8,100 233
OCI NV 3,240 92
Solvay SA 3,499 420
Sumitomo Chemical Co Ltd 43,100 133
Toray Industries Inc 65,400 366
Tosoh Corp 985,300 12,879
Umicore SA
(e)
9,889 293
Wacker Chemie AG 861 134
Yara International ASA 7,816 319
$ 118,723
Commercial Services - 2 .04%
Adecco Group AG 7,555 308
Amadeus IT Group SA 177,005 12,698
Dai Nippon Printing Co Ltd 10,400 296
Intertek Group PLC 2,666 149
Randstad NV 282,472 16,548
RELX PLC 253,348 8,527
RELX PLC 320,448 10,768
Secom Co Ltd 4,900 329
Securitas AB 23,221 198
SGS SA 3,539 344
TOPPAN INC 11,700 275
Transurban Group 72,728 702
$ 51,142
Computers - 0 .02%
CyberArk Software Ltd
(d)
968 161
Itochu Techno-Solutions Corp 1,700 43
Logitech International SA 2,716 192
Otsuka Corp 2,100 87
$ 483
Consumer Products - 1 .20%
Henkel AG & Co KGaA 4,906 343
Reckitt Benckiser Group PLC 396,079 29,671
$ 30,014
Cosmetics & Personal Care - 0 .94%
Haleon PLC 83,933 362
Kao Corp 14,200 540
Unilever PLC 423,646 22,764
$ 23,666
Distribution & Wholesale - 0 .33%
Bunzl PLC 5,581 207
ITOCHU Corp 19,700 797
Marubeni Corp 72,300 1,280
Mitsubishi Corp 58,400 2,988
Mitsui & Co Ltd 31,000 1,210
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Sumitomo Corp 53,100 $ 1,139
Toyota Tsusho Corp 10,000 585
$ 8,206
Diversified Financial Services - 1 .95%
abrdn plc 94,607 282
AerCap Holdings NV
(d)
7,836 500
Amundi SA
(f)
2,887 177
ASX Ltd 3,199 134
Azimut Holding SpA 491,725 11,611
Daiwa Securities Group Inc 62,900 341
Euronext NV
(f)
4,045 308
Hargreaves Lansdown PLC 16,797 184
Julius Baer Group Ltd 461,081 32,657
Mitsubishi HC Capital Inc 41,500 275
Nomura Holdings Inc 137,300 568
ORIX Corp 55,400 1,066
SBI Holdings Inc 7,600 160
Schroders PLC 38,057 224
St James's Place PLC 25,880 312
$ 48,799
Electric - 3 .92%
Chubu Electric Power Co Inc 30,400 381
CLP Holdings Ltd 220,500 1,798
E.ON SE 106,010 1,341
EDP - Energias de Portugal SA 138,290 646
EDP Renovaveis SA 6,099 116
Endesa SA 14,996 321
Enel SpA 8,184,127 56,431
Engie SA 86,242 1,415
Fortum Oyj 21,183 287
Iberdrola SA 1,164,948 14,541
Kansai Electric Power Co Inc/The 33,200 436
Mercury NZ Ltd 32,733 134
Meridian Energy Ltd 30,483 107
National Grid PLC 173,639 2,302
Origin Energy Ltd 81,341 463
Orsted AS
(f)
5,805 505
Power Assets Holdings Ltd 65,000 341
Redeia Corp SA 19,162 320
RWE AG 336,909 14,500
SSE PLC 51,482 1,113
Terna - Rete Elettrica Nazionale 66,435 561
Tokyo Electric Power Co Holdings Inc
(d)
71,900 286
$ 98,345
Electrical Components & Equipment - 0 .01%
Brother Industries Ltd 11,100 173
Electronics - 1 .72%
Kyocera Corp 15,100 813
MINEBEA MITSUMI Inc 1,059,600 19,627
Murata Manufacturing Co Ltd 379,300 22,531
Yokogawa Electric Corp 5,400 101
$ 43,072
Engineering & Construction - 1 .56%
ACS Actividades de Construccion y Servicios SA 10,345 362
Aena SME SA
(f)
98,706 15,763
Auckland International Airport Ltd
(d)
38,420 201
Beijing Capital International Airport Co Ltd
(d)
6,588,000 4,308
Bouygues SA 9,727 348
CK Infrastructure Holdings Ltd 29,500 156
Eiffage SA 1,737 181
Ferrovial SE
(e)
8,497 282
Kajima Corp 20,000 316
Lendlease Corp Ltd 32,545 189
Obayashi Corp 30,500 282
Shimizu Corp 26,000 179
Skanska AB 16,064 256
Taisei Corp 8,100 307
Vinci SA 135,024 15,858
$ 38,988

Schedule of Investments
Overseas Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0 .84%
Entain PLC 356,301 $ 6,346
Genting Singapore Ltd 19,239,675 13,609
Oriental Land Co Ltd/Japan 25,700 986
Toho Co Ltd/Tokyo 1,900 74
$ 21,015
Food - 3 .28%
Aeon Co Ltd 15,300 331
Carrefour SA 575,451 11,504
Chocoladefabriken Lindt & Spruengli AG - PC 16 196
CK Hutchison Holdings Ltd 2,929,500 18,067
Danone SA 778,942 47,568
J Sainsbury PLC 77,867 277
Kesko Oyj 12,896 258
Koninklijke Ahold Delhaize NV 46,072 1,588
MEIJI Holdings Co Ltd 10,500 243
Mowi ASA 20,753 365
Ocado Group PLC
(d)
13,659 164
Orkla ASA 35,463 280
Salmar ASA 3,426 158
Tesco PLC 345,262 1,144
WH Group Ltd
(f)
192,000 105
$ 82,248
Food Service - 0 .53%
Compass Group PLC 508,627 13,233
Sodexo SA 1,461 150
$ 13,383
Forest Products & Paper - 0 .08%
Holmen AB
(e)
4,430 171
Mondi PLC 22,926 402
Oji Holdings Corp 40,700 161
Smurfit Kappa Group PLC 12,282 486
UPM-Kymmene Oyj 25,201 834
$ 2,054
Gas - 1 .10%
Centrica PLC 14,516,728 25,726
Enagas SA 11,750 209
Hong Kong & China Gas Co Ltd 520,300 446
Naturgy Energy Group SA 5,953 182
Osaka Gas Co Ltd 6,300 99
Snam SpA 95,212 500
Tokyo Gas Co Ltd 18,400 417
$ 27,579
Hand & Machine Tools - 0 .94%
Fuji Electric Co Ltd 3,800 172
Makita Corp 823,200 23,116
Schindler Holding AG - PC 673 163
Schindler Holding AG - REG 388 90
$ 23,541
Healthcare - Products - 3 .03%
EBOS Group Ltd 2,773 66
Elekta AB 2,192,937 17,765
EssilorLuxottica SA 4,810 968
FUJIFILM Holdings Corp 17,700 1,028
Getinge AB 796,537 14,842
Koninklijke Philips NV
(d)
1,012,503 21,033
Smith & Nephew PLC 1,324,160 20,145
$ 75,847
Healthcare - Services - 0 .06%
Eurofins Scientific SE 2,231 153
Fresenius Medical Care AG & Co KGaA 9,699 504
Fresenius SE & Co KGaA 19,945 626
Sonic Healthcare Ltd 7,374 174
$ 1,457
Holding Companies - Diversified - 0 .02%
Jardine Matheson Holdings Ltd 7,518 371
Swire Pacific Ltd 20,500 172
$ 543
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .67%
Barratt Developments PLC 46,727 $ 274
Berkeley Group Holdings PLC 5,082 283
Daiwa House Industry Co Ltd 28,200 766
Iida Group Holdings Co Ltd 7,400 130
Persimmon PLC 1,001,831 14,894
Sekisui Chemical Co Ltd 5,900 90
Taylor Wimpey PLC 166,758 245
$ 16,682
Home Furnishings - 0 .67%
Electrolux AB 1,230,213 15,195
Panasonic Holdings Corp 104,200 1,286
SEB SA 1,175 132
Sharp Corp/Japan 11,800 70
$ 16,683
Insurance - 6 .01%
Admiral Group PLC 10,022 274
Aegon NV 79,681 433
Ageas SA/NV 7,614 322
Allianz SE 182,334 43,578
Assicurazioni Generali SpA 47,859 1,019
Aviva PLC 131,526 655
AXA SA 767,421 23,590
Baloise Holding AG 2,162 335
Dai-ichi Life Holdings Inc 44,600 911
Gjensidige Forsikring ASA 6,137 97
Hannover Rueck SE 1,422 303
Helvetia Holding AG 1,751 259
Insurance Australia Group Ltd 57,832 231
Japan Post Holdings Co Ltd 103,700 757
Japan Post Insurance Co Ltd 9,500 154
Legal & General Group PLC 10,386,340 31,126
M&G PLC 105,865 273
MS&AD Insurance Group Holdings Inc 20,000 744
NN Group NV 11,841 454
Phoenix Group Holdings PLC 35,427 250
Prudential PLC 1,789,383 24,848
Sampo Oyj 21,715 957
Sompo Holdings Inc 14,700 650
Suncorp Group Ltd 38,874 373
Swiss Life Holding AG 1,455 925
Swiss Re AG 4,984 520
T&D Holdings Inc 11,900 193
Talanx AG 2,990 183
Tokio Marine Holdings Inc 85,000 1,955
Zurich Insurance Group AG 29,341 14,186
$ 150,555
Internet - 0 .34%
Rakuten Group Inc 24,600 96
Tencent Holdings Ltd 173,500 7,974
Trend Micro Inc/Japan 3,100 147
Z Holdings Corp 125,500 350
$ 8,567
Investment Companies - 0 .16%
Eurazeo SE 2,057 126
EXOR NV 5,120 478
Groupe Bruxelles Lambert NV 4,695 380
Industrivarden AB - A Shares 3,074 87
Industrivarden AB - C Shares 3,644 103
Investor AB - A Shares 20,605 419
Investor AB - B Shares 81,727 1,669
L E Lundbergforetagen AB 3,588 158
Sofina SA 727 173
Washington H Soul Pattinson & Co Ltd 11,078 246
Wendel SE 687 68
$ 3,907
Iron & Steel - 0 .14%
ArcelorMittal SA 22,798 659
BlueScope Steel Ltd 21,761 321
Fortescue Metals Group Ltd 79,960 1,176

Schedule of Investments
Overseas Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel (continued)
JFE Holdings Inc 23,200 $ 375
Nippon Steel Corp 38,000 869
voestalpine AG 5,479 181
$ 3,581
Leisure Products & Services - 0 .01%
Yamaha Corp 2,400 93
Yamaha Motor Co Ltd 9,200 270
$ 363
Lodging - 1 .02%
Accor SA 652,567 24,623
City Developments Ltd 23,500 131
Galaxy Entertainment Group Ltd
(d)
36,000 263
Sands China Ltd
(d)
40,000 154
Whitbread PLC 9,541 428
$ 25,599
Machinery - Construction & Mining - 1 .73%
Hitachi Construction Machinery Co Ltd 5,100 153
Hitachi Ltd 28,800 1,885
Komatsu Ltd 835,747 23,414
Mitsubishi Electric Corp 1,141,011 16,466
Mitsubishi Heavy Industries Ltd 15,100 716
Sandvik AB 25,171 511
Siemens Energy AG
(d)
8,587 146
$ 43,291
Machinery - Diversified - 1 .66%
CNH Industrial NV 48,317 698
FANUC Corp 682,100 20,867
Kone Oyj 5,618 288
Kubota Corp 31,100 470
Nabtesco Corp 888,658 18,850
Omron Corp 2,900 155
Wartsila OYJ Abp 22,351 281
$ 41,609
Media - 0 .03%
Bollore SE 41,801 264
Pearson PLC 30,432 337
Vivendi SE 11,848 106
$ 707
Metal Fabrication & Hardware - 1 .67%
NSK Ltd 2,972,700 19,241
SKF AB 1,180,540 22,492
Tenaris SA 11,148 185
$ 41,918
Mining - 1 .73%
Anglo American PLC 59,998 1,845
Antofagasta PLC 18,619 401
BHP Group Ltd 239,199 7,444
Boliden AB 12,914 380
Endeavour Mining PLC 8,765 211
Glencore PLC 503,985 3,065
Gold Fields Ltd 490,633 7,609
Newcrest Mining Ltd 27,447 492
Norsk Hydro ASA 63,498 416
Rio Tinto PLC 310,311 20,511
South32 Ltd 215,367 567
Sumitomo Metal Mining Co Ltd 11,700 404
$ 43,345
Miscellaneous Manufacturers - 1 .20%
Alstom SA 834,526 25,553
JSR Corp 5,400 155
Knorr-Bremse AG 1,714 120
Siemens AG 23,326 3,976
Smiths Group PLC 16,632 363
$ 30,167
COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0 .07%
Canon Inc 47,100 $ 1,217
Ricoh Co Ltd 25,900 231
Seiko Epson Corp 13,600 223
$ 1,671
Oil & Gas - 5 .33%
Aker BP ASA 1,231,331 34,493
Ampol Ltd 11,251 249
BP PLC 5,776,092 35,837
DCC PLC
(d)
4,662 270
ENEOS Holdings Inc 136,210 494
Eni SpA 109,617 1,673
Equinor ASA 44,981 1,376
Galp Energia SGPS SA 8,133 108
Idemitsu Kosan Co Ltd 9,900 209
Inpex Corp 45,900 593
OMV AG 6,953 313
Repsol SA 62,677 957
Santos Ltd 155,887 839
Shell PLC 326,674 10,049
Shell PLC 323,237 9,797
Suncor Energy Inc 870,032 27,223
TotalEnergies SE 111,708 6,787
Woodside Energy Group Ltd 89,654 2,311
$ 133,578
Packaging & Containers - 0 .76%
DS Smith PLC 4,715,309 18,747
Stora Enso Oyj 27,470 337
$ 19,084
Pharmaceuticals - 6 .59%
Astellas Pharma Inc 55,700 814
AstraZeneca PLC 184,631 26,527
Bayer AG 229,707 13,434
GSK PLC 1,227,304 21,847
Hikma Pharmaceuticals PLC 7,814 210
Ipsen SA 1,157 146
Novartis AG 299,826 31,391
Orion Oyj 1,771 68
Recordati Industria Chimica e Farmaceutica SpA 1,728 89
Roche Holding AG 93,848 29,098
Sanofi 222,535 23,741
Takeda Pharmaceutical Co Ltd 571,800 17,483
Teva Pharmaceutical Industries Ltd ADR
(d)
52,448 441
$ 165,289
Pipelines - 1 .02%
APA Group 27,853 187
Enbridge Inc 692,603 25,464
$ 25,651
Private Equity - 0 .07%
3i Group PLC 45,957 1,166
Partners Group Holding AG 536 602
$ 1,768
Real Estate - 0 .29%
CK Asset Holdings Ltd 93,500 541
Daito Trust Construction Co Ltd 2,900 312
Fastighets AB Balder
(d)
11,792 55
Hang Lung Properties Ltd 86,000 134
Henderson Land Development Co Ltd 68,438 212
Hongkong Land Holdings Ltd 52,001 185
Hulic Co Ltd 18,100 154
LEG Immobilien SE
(d)
3,499 247
Mitsubishi Estate Co Ltd 53,000 650
Mitsui Fudosan Co Ltd 42,500 873
New World Development Co Ltd 71,451 177
Nomura Real Estate Holdings Inc 5,300 131
Sekisui House Ltd
(e)
29,100 594
Sino Land Co Ltd 170,000 209
Sumitomo Realty & Development Co Ltd 13,600 364
Sun Hung Kai Properties Ltd 68,383 859

Schedule of Investments
Overseas Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Swire Properties Ltd 54,200 $ 136
Swiss Prime Site AG 3,622 351
Vonovia SE 33,820 788
Wharf Real Estate Investment Co Ltd 79,000 424
$ 7,396
REITs - 0 .26%
British Land Co PLC/The 41,578 180
CapitaLand Integrated Commercial Trust 250,199 384
Covivio SA/France 2,237 108
Daiwa House REIT Investment Corp 104 205
Dexus 50,782 281
Gecina SA 2,170 235
GPT Group/The 90,441 264
Japan Metropolitan Fund Invest 329 226
Japan Real Estate Investment Corp 59 237
Klepierre SA 10,158 270
Land Securities Group PLC 33,260 276
Link REIT 119,380 671
Mapletree Pan Asia Commercial Trust 110,400 137
Mirvac Group 186,304 294
Nippon Building Fund Inc 72 302
Nippon Prologis REIT Inc 52 106
Nomura Real Estate Master Fund Inc 200 238
Scentre Group 245,069 464
Segro PLC 57,843 566
Stockland 112,709 320
Unibail-Rodamco-Westfield
(d)
5,570 316
Vicinity Ltd 182,689 243
Warehouses De Pauw CVA 7,704 228
$ 6,551
Retail - 1 .81%
Alimentation Couche-Tard Inc 268,919 13,615
Associated British Foods PLC 819,417 21,564
Dufry AG
(d)
2,326 120
Industria de Diseno Textil SA 227,174 8,696
Kingfisher PLC 91,537 289
Next PLC 5,766 521
Swatch Group AG/The - BR 1,365 437
Swatch Group AG/The - REG 2,483 149
USS Co Ltd 3,800 66
$ 45,457
Semiconductors - 3 .25%
Samsung Electronics Co Ltd 743,513 40,709
SK Hynix Inc 391,881 37,952
SUMCO Corp 16,400 239
Tokyo Electron Ltd 17,900 2,687
$ 81,587
Software - 1 .23%
Embracer Group AB
(d)
30,954 89
SAP SE 223,870 30,539
Temenos AG 1,053 90
$ 30,718
Telecommunications - 1 .49%
BT Group PLC 328,266 514
Deutsche Telekom AG 1,154,204 25,164
Elisa Oyj 4,364 228
HKT Trust & HKT Ltd 174,000 205
KDDI Corp 70,600 2,078
Koninklijke KPN NV 152,502 552
Nokia OYJ 252,414 992
Orange SA 87,924 994
SoftBank Corp 135,500 1,505
Spark New Zealand Ltd 88,353 284
Swisscom AG 1,223 786
Tele2 AB 25,226 190
Telecom Italia SpA/Milano
(d)
470,453 136
Telefonaktiebolaget LM Ericsson 137,816 693
Telefonica Deutschland Holding AG 42,128 113
Telefonica SA 245,420 1,046
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Telenor ASA 33,040 $ 354
Telia Co AB
(e)
115,853 249
Telstra Group Ltd 66,826 191
Vodafone Group PLC 1,083,348 1,030
$ 37,304
Transportation - 1 .50%
AP Moller - Maersk A/S - A 94 189
AP Moller - Maersk A/S - B 155 318
Aurizon Holdings Ltd 86,907 223
Canadian Pacific Kansas City Ltd 126,821 10,435
Central Japan Railway Co 6,800 867
DHL Group 407,682 20,965
East Japan Railway Co 14,200 804
Hankyu Hanshin Holdings Inc 10,600 352
Kawasaki Kisen Kaisha Ltd 6,500 196
Keio Corp 2,600 86
Keisei Electric Railway Co Ltd 3,800 158
Kintetsu Group Holdings Co Ltd 8,400 282
Mitsui OSK Lines Ltd 16,200 419
MTR Corp Ltd 73,500 339
Nippon Express Holdings Inc 3,500 205
Nippon Yusen KK 22,800 555
Odakyu Electric Railway Co Ltd 7,000 102
Poste Italiane SpA
(f)
24,668 282
SITC International Holdings Co Ltd 65,000 142
Tobu Railway Co Ltd 5,800 153
Tokyu Corp 16,200 205
West Japan Railway Co 10,400 427
$ 37,704
Water - 0 .60%
Severn Trent PLC 4,159 136
United Utilities Group PLC 20,929 268
Veolia Environnement SA 453,595 14,769
$ 15,173
TOTAL COMMON STOCKS $ 2,396,727
PREFERRED STOCKS - 1 .02 % Shares Held Value (000's)
Automobile Manufacturers - 0 .08%
Bayerische Motoren Werke AG 8.52% 2,803 $ 315
Porsche Automobil Holding SE 2.56% 7,229 426
Volkswagen AG 8.76% 9,736 1,290
$ 2,031
Consumer Products - 0 .94%
Henkel AG & Co KGaA 1.85% 306,487 23,651
TOTAL PREFERRED STOCKS $ 25,682
Total Investments $ 2,498,367
Other Assets and Liabilities -  0.34% 8,411
TOTAL NET ASSETS - 100.00% $ 2,506,778
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,541 or
0.06% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,014 or 0.04% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $17,954 or 0.72% of net assets.

Schedule of Investments
Overseas Fund
July 31, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
United Kingdom 22 .13%
Japan 13 .99%
France 12 .07%
Germany 9 .51%
Netherlands 5 .50%
Switzerland 5 .15%
Italy 4 .54%
Sweden 3 .41%
Hong Kong 3 .22%
Korea, Republic Of 3 .13%
Canada 3 .06%
United States 3 .03%
Spain 2 .45%
Norway 2 .28%
Singapore 2 .03%
Australia 1 .14%
Ireland 0 .81%
Belgium 0 .58%
China 0 .49%
South Africa 0 .30%
Finland 0 .24%
Brazil 0 .21%
Israel 0 .10%
Denmark 0 .09%
Austria 0 .05%
Luxembourg 0 .05%
New Zealand 0 .03%
Portugal 0 .03%
Chile 0 .02%
Jordan 0 .01%
Macao 0 .01%
Other Assets and Liabilities
0 .34%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 1,102,090 $ 1,035,729 $ 66,361
Principal Government Money Market Fund - Institutional Class 5.14% 34,824 308,228 343,052 —
$ 34,824 $ 1,410,318 $ 1,378,781 $ 66,361
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 1,530 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 172 — — —
$ 1,702 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2023 Long 137 $ 15,110 $ 335
Total $ 335
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .78 % Shares Held Value (000's)
Money Market Funds - 0 .78%
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(b)
28,566,974 $ 28,567
TOTAL INVESTMENT COMPANIES $ 28,567
COMMON STOCKS - 99 .41 % Shares Held Value (000's)
Aerospace & Defense - 0 .58%
RTX Corp 239,606 $ 21,069
Apparel - 1 .38%
Deckers Outdoor Corp
(c)
80,165 43,585
NIKE Inc 62,225 6,869
$ 50,454
Automobile Manufacturers - 3 .37%
Cummins Inc 152,043 39,653
PACCAR Inc 495,954 42,717
Tesla Inc
(c)
152,022 40,655
$ 123,025
Banks - 4 .48%
JPMorgan Chase & Co 525,851 83,063
Morgan Stanley 426,965 39,093
PNC Financial Services Group Inc/The 303,281 41,516
$ 163,672
Beverages - 1 .93%
Keurig Dr Pepper Inc 1,332,187 45,308
Monster Beverage Corp
(c)
436,344 25,085
$ 70,393
Biotechnology - 0 .06%
Recursion Pharmaceuticals Inc
(c)
164,094 2,317
Building Materials - 1 .08%
Trane Technologies PLC 197,291 39,348
Chemicals - 2 .08%
Air Products and Chemicals Inc 89,375 27,289
Albemarle Corp 119,168 25,297
FMC Corp 240,965 23,188
$ 75,774
Commercial Services - 0 .66%
PayPal Holdings Inc
(c)
320,017 24,264
Computers - 7 .35%
Amdocs Ltd 338,989 31,743
Apple Inc 1,203,466 236,421
$ 268,164
Consumer Products - 1 .42%
Avery Dennison Corp 126,345 23,249
Church & Dwight Co Inc 299,033 28,608
$ 51,857
Diversified Financial Services - 6 .73%
Ameriprise Financial Inc 118,757 41,381
BlackRock Inc 30,504 22,538
Charles Schwab Corp/The 115,873 7,659
Discover Financial Services 164,302 17,342
Nasdaq Inc 763,775 38,563
Visa Inc 497,633 118,302
$ 245,785
Electric - 2 .86%
Constellation Energy Corp 595,658 57,570
NextEra Energy Inc 402,276 29,487
Xcel Energy Inc 274,799 17,238
$ 104,295
Energy - Alternate Sources - 0 .27%
Enphase Energy Inc
(c)
63,929 9,706
Environmental Control - 1 .27%
Republic Services Inc 308,150 46,565
Food - 1 .02%
Simply Good Foods Co/The
(c)
960,267 37,172
Healthcare - Products - 4 .77%
Abbott Laboratories 489,682 54,516
Cooper Cos Inc/The 45,450 17,783
Edwards Lifesciences Corp
(c)
117,012 9,603
GE HealthCare Technologies Inc 243,965 19,029
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Medtronic PLC 274,118 $ 24,057
Thermo Fisher Scientific Inc 89,639 49,181
$ 174,169
Healthcare - Services - 2 .63%
HCA Healthcare Inc 160,905 43,897
UnitedHealth Group Inc 102,929 52,120
$ 96,017
Insurance - 1 .82%
Marsh & McLennan Cos Inc 235,284 44,332
Progressive Corp/The 174,766 22,017
$ 66,349
Internet - 9 .50%
Airbnb Inc
(c)
196,183 29,857
Alphabet Inc - A Shares
(c)
1,033,400 137,153
Amazon.com Inc
(c)
667,694 89,257
Meta Platforms Inc
(c)
249,583 79,517
Shopify Inc
(c)
162,311 10,969
$ 346,753
Leisure Products & Services - 0 .24%
YETI Holdings Inc
(c)
208,984 8,903
Machinery - Construction & Mining - 0 .74%
Epiroc AB - A Shares 1,351,534 26,984
Machinery - Diversified - 0 .88%
Deere & Co 74,521 32,014
Media - 3 .02%
Charter Communications Inc
(c)
68,641 27,813
Comcast Corp - Class A 1,266,704 57,331
Nexstar Media Group Inc 96,983 18,109
Walt Disney Co/The
(c)
79,842 7,097
$ 110,350
Miscellaneous Manufacturers - 1 .40%
Parker-Hannifin Corp 124,636 51,102
Oil & Gas - 4 .41%
Chevron Corp 336,381 55,052
Coterra Energy Inc 598,718 16,489
EOG Resources Inc 334,710 44,359
Marathon Petroleum Corp 339,802 45,200
$ 161,100
Oil & Gas Services - 0 .22%
Schlumberger NV 137,232 8,006
Pharmaceuticals - 5 .54%
Bristol-Myers Squibb Co 293,084 18,227
CVS Health Corp 486,509 36,337
Eli Lilly & Co 76,585 34,812
Merck & Co Inc 249,883 26,650
Novartis AG ADR 311,131 32,638
Pfizer Inc 794,819 28,661
Roche Holding AG ADR 643,071 24,887
$ 202,212
REITs - 1 .95%
American Tower Corp 65,465 12,459
Extra Space Storage Inc 80,080 11,177
Host Hotels & Resorts Inc 2,031,341 37,377
Prologis Inc 80,862 10,087
$ 71,100
Retail - 5 .58%
Chipotle Mexican Grill Inc
(c)
10,280 20,172
Costco Wholesale Corp 104,954 58,845
Home Depot Inc/The 81,605 27,243
Lululemon Athletica Inc
(c)
40,379 15,285
O'Reilly Automotive Inc
(c)
35,793 33,137
Starbucks Corp 106,499 10,817
Tractor Supply Co 170,813 38,260
$ 203,759

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 7 .11%
Broadcom Inc 96,954 $ 87,128
Lam Research Corp 59,749 42,929
Microchip Technology Inc 387,769 36,427
NVIDIA Corp 199,070 93,023
$ 259,507
Software - 10 .33%
Adobe Inc
(c)
107,623 58,780
Fair Isaac Corp
(c)
55,005 46,093
Microsoft Corp 621,718 208,848
Roper Technologies Inc 52,822 26,044
Salesforce Inc
(c)
94,321 21,223
ServiceNow Inc
(c)
27,551 16,062
$ 377,050
Telecommunications - 1 .08%
T-Mobile US Inc
(c)
286,908 39,527
Transportation - 1 .65%
Expeditors International of Washington Inc 239,019 30,427
Union Pacific Corp 129,308 30,002
$ 60,429
TOTAL COMMON STOCKS $ 3,629,191
Total Investments $ 3,657,758
Other Assets and Liabilities -  (0.19)% (7,062)
TOTAL NET ASSETS - 100.00% $ 3,650,696
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Technology 24 .79%
Consumer, Non-cyclical 18 .03%
Financial 14 .98%
Communications 13 .60%
Consumer, Cyclical 10 .57%
Industrial 7 .60%
Energy 4 .90%
Utilities 2 .86%
Basic Materials 2 .08%
Money Market Funds 0 .78%
Other Assets and Liabilities
( 0 .19 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 530,111 $ 501,544 $ 28,567
Principal Government Money Market Fund - Institutional Class 5.14% 93,232 154,459 247,691 —
$ 93,232 $ 684,570 $ 749,235 $ 28,567
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 1,975 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 221 — — —
$ 2,196 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .98 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .91%
Blue Chip Fund
(a),(b)
293,376 $ 10,406
Core Fixed Income Fund
(a)
10,535,878 89,133
Diversified International Fund
(a)
1,203,945 15,748
Diversified Real Asset Fund
(a)
577,362 6,466
International Small Company Fund
(a)
240,434 2,412
LargeCap Growth Fund I
(a),(b)
610,820 10,524
MidCap Fund
(a),(b)
46,503 1,695
MidCap Value Fund I
(a)
368,465 6,157
Origin Emerging Markets Fund
(a)
416,597 4,212
SmallCap Growth Fund I
(a),(b)
126,669 1,794
SmallCap Value Fund II
(a)
155,988 1,873
$ 150,420
Principal Funds, Inc. Institutional Class - 44 .07%
Equity Income Fund
(a)
255,167 9,505
High Income Fund
(a)
2,138,308 17,256
Inflation Protection Fund
(a)
2,079,781 16,285
LargeCap S&P 500 Index Fund
(a)
443,407 10,292
LargeCap Value Fund III
(a)
516,671 9,372
MidCap Growth Fund III
(a),(b)
381,067 4,569
Overseas Fund
(a)
796,701 8,867
Short-Term Income Fund
(a)
3,647,717 42,423
$ 118,569
TOTAL INVESTMENT COMPANIES $ 268,989
Total Investments $ 268,989
Other Assets and Liabilities -  0.02% 48
TOTAL NET ASSETS - 100.00% $ 269,037
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 61 .36%
Domestic Equity Funds 24 .61%
International Equity Funds 11 .61%
Specialty Funds 2 .40%
Other Assets and Liabilities
0 .02%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 10,345 $ 352 $ 2,489 $ 10,406
Core Fixed Income Fund 93,035 5,770 12,548 89,133
Diversified International Fund 11,780 3,584 2,330 15,748
Diversified Real Asset Fund 6,769 862 903 6,466
Equity Income Fund 10,664 819 2,481 9,505
High Income Fund 18,011 1,672 2,878 17,256
Inflation Protection Fund 18,723 1,750 3,717 16,285
International Small Company Fund 2,066 377 428 2,412
LargeCap Growth Fund I 10,311 1,239 2,477 10,524
LargeCap S&P 500 Index Fund 10,582 552 2,365 10,292
LargeCap Value Fund III 10,747 1,222 2,473 9,372
MidCap Fund 1,694 109 331 1,695
MidCap Growth Fund III 4,733 222 949 4,569
MidCap Value Fund I 6,663 640 1,276 6,157
Origin Emerging Markets Fund 2,865 1,259 556 4,212
Overseas Fund 5,883 2,345 997 8,867
Short-Term Income Fund 42,188 5,108 5,755 42,423
SmallCap Growth Fund I 1,978 94 492 1,794
SmallCap Value Fund II 2,059 288 492 1,873
$ 271,096 $ 28,264 $ 45,937 $ 268,989
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 1,032 $ 66 $ 1,166
Core Fixed Income Fund 2,199 (668) — 3,544
Diversified International Fund 152 173 — 2,541
Diversified Real Asset Fund 266 2 389 (264)
Equity Income Fund 170 586 363 (83)
High Income Fund 939 (221) — 672
Inflation Protection Fund 1,017 53 — (524)
International Small Company Fund 31 — — 397
LargeCap Growth Fund I — 155 954 1,296
LargeCap S&P 500 Index Fund 148 (200) 133 1,723
LargeCap Value Fund III 167 293 770 (417)
MidCap Fund — 127 51 96
MidCap Growth Fund III — 70 83 493
MidCap Value Fund I 97 53 347 77
Origin Emerging Markets Fund 100 12 — 632
Overseas Fund 178 39 378 1,597
Short-Term Income Fund 939 (26) — 908
SmallCap Growth Fund I — 230 15 (16)
SmallCap Value Fund II 55 69 154 (51)
$ 6,458 $ 1,779 $ 3,703 $ 13,787
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .24%
Blue Chip Fund
(a),(b)
3,386,589 $ 120,122
Core Fixed Income Fund
(a)
95,984,299 812,027
Diversified International Fund
(a)
14,048,331 183,752
Diversified Real Asset Fund
(a)
5,252,718 58,831
International Small Company Fund
(a)
2,873,967 28,826
LargeCap Growth Fund I
(a),(b)
7,054,097 121,542
MidCap Fund
(a),(b)
507,134 18,485
MidCap Value Fund I
(a)
4,275,746 71,448
Origin Emerging Markets Fund
(a)
4,732,161 47,842
SmallCap Growth Fund I
(a),(b)
1,525,800 21,605
SmallCap Value Fund II
(a)
1,815,979 21,810
$ 1,506,290
Principal Funds, Inc. Institutional Class - 41 .77%
Equity Income Fund
(a)
2,940,073 109,518
High Income Fund
(a)
18,202,894 146,897
Inflation Protection Fund
(a)
17,696,058 138,560
LargeCap S&P 500 Index Fund
(a)
5,073,139 117,747
LargeCap Value Fund III
(a)
5,950,102 107,935
MidCap Growth Fund III
(a),(b)
4,507,157 54,041
Overseas Fund
(a)
9,008,289 100,262
Short-Term Income Fund
(a)
26,261,269 305,419
$ 1,080,379
TOTAL INVESTMENT COMPANIES $ 2,586,669
Total Investments $ 2,586,669
Other Assets and Liabilities -  (0.01)% (240)
TOTAL NET ASSETS - 100.00% $ 2,586,429
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 54 .25%
Domestic Equity Funds 29 .54%
International Equity Funds 13 .94%
Specialty Funds 2 .28%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 120,566 $ 850 $ 26,857 $ 120,122
Core Fixed Income Fund 863,447 28,475 106,772 812,027
Diversified International Fund 139,183 35,190 22,629 183,752
Diversified Real Asset Fund 63,199 6,215 8,036 58,831
Equity Income Fund 124,239 6,349 26,731 109,518
High Income Fund 155,956 10,201 23,115 146,897
Inflation Protection Fund 162,803 10,966 31,099 138,560
International Small Company Fund 25,671 3,495 5,268 28,826
LargeCap Growth Fund I 120,172 11,365 26,708 121,542
LargeCap S&P 500 Index Fund 123,265 3,384 26,461 117,747
LargeCap Value Fund III 125,197 11,144 26,641 107,935
MidCap Fund 19,753 618 4,388 18,485
MidCap Growth Fund III 55,970 1,026 9,624 54,041
MidCap Value Fund I 78,478 5,341 13,753 71,448
Origin Emerging Markets Fund 33,034 13,218 5,800 47,842
Overseas Fund 68,036 23,824 10,412 100,262
Short-Term Income Fund 306,360 30,925 38,308 305,419
SmallCap Growth Fund I 23,491 200 4,664 21,605
SmallCap Value Fund II 24,425 2,540 5,275 21,810
$ 2,633,245 $ 205,326 $ 422,541 $ 2,586,669
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 11,907 $ 787 $ 13,656
Core Fixed Income Fund 20,464 (9,325) — 36,202
Diversified International Fund 1,805 41 — 31,967
Diversified Real Asset Fund 2,491 (39) 3,685 (2,508)
Equity Income Fund 1,999 9,527 4,287 (3,866)
High Income Fund 8,149 (1,951) — 5,806
Inflation Protection Fund 8,913 132 — (4,242)
International Small Company Fund 388 (40) — 4,968
LargeCap Growth Fund I — 2,431 11,301 14,282
LargeCap S&P 500 Index Fund 1,749 (2,326) 1,573 19,885
LargeCap Value Fund III 1,971 3,949 9,110 (5,714)
MidCap Fund — 2,153 604 349
MidCap Growth Fund III — 842 995 5,827
MidCap Value Fund I 1,155 291 4,142 1,091
Origin Emerging Markets Fund 1,160 129 — 7,261
Overseas Fund 2,068 281 4,397 18,533
Short-Term Income Fund 6,847 131 — 6,311
SmallCap Growth Fund I — 1,729 183 849
SmallCap Value Fund II 663 868 1,859 (748)
$ 59,822 $ 20,730 $ 42,923 $ 149,909
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .72%
Blue Chip Fund
(a),(b)
2,477,262 $ 87,869
Core Fixed Income Fund
(a)
55,340,117 468,177
Diversified International Fund
(a)
10,254,570 134,130
Diversified Real Asset Fund
(a)
3,684,086 41,262
International Small Company Fund
(a)
2,098,929 21,052
LargeCap Growth Fund I
(a),(b)
5,162,864 88,956
MidCap Fund
(a),(b)
383,923 13,994
MidCap Value Fund I
(a)
3,039,140 50,784
Origin Emerging Markets Fund
(a)
3,460,395 34,985
SmallCap Growth Fund I
(a),(b)
1,123,035 15,902
SmallCap Value Fund II
(a)
1,375,855 16,524
$ 973,635
Principal Funds, Inc. Institutional Class - 39 .29%
Equity Income Fund
(a)
2,150,983 80,124
High Income Fund
(a)
9,796,970 79,061
Inflation Protection Fund
(a)
9,444,574 73,951
LargeCap S&P 500 Index Fund
(a)
3,737,913 86,757
LargeCap Value Fund III
(a)
4,357,160 79,039
MidCap Growth Fund III
(a),(b)
3,184,711 38,185
Overseas Fund
(a)
6,537,791 72,766
Short-Term Income Fund
(a)
10,330,213 120,140
$ 630,023
TOTAL INVESTMENT COMPANIES $ 1,603,658
Total Investments $ 1,603,658
Other Assets and Liabilities -  (0.01)% (96)
TOTAL NET ASSETS - 100.00% $ 1,603,562
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 46 .23%
Domestic Equity Funds 34 .81%
International Equity Funds 16 .40%
Specialty Funds 2 .57%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 81,795 $ 3,054 $ 15,274 $ 87,869
Core Fixed Income Fund 466,788 31,920 44,804 468,177
Diversified International Fund 100,199 24,965 14,046 134,130
Diversified Real Asset Fund 41,124 5,360 3,552 41,262
Equity Income Fund 84,282 6,917 15,123 80,124
High Income Fund 79,045 7,595 9,575 79,061
Inflation Protection Fund 79,852 8,583 12,337 73,951
International Small Company Fund 17,778 2,305 2,456 21,052
LargeCap Growth Fund I 81,527 10,413 15,211 88,956
LargeCap S&P 500 Index Fund 83,596 4,745 14,266 86,757
LargeCap Value Fund III 84,928 10,252 15,063 79,039
MidCap Fund 13,328 919 2,068 13,994
MidCap Growth Fund III 37,565 1,881 5,896 38,185
MidCap Value Fund I 52,735 5,314 8,305 50,784
Origin Emerging Markets Fund 23,223 9,595 3,095 34,985
Overseas Fund 48,732 16,529 5,986 72,766
Short-Term Income Fund 106,527 22,087 10,758 120,140
SmallCap Growth Fund I 16,305 838 3,110 15,902
SmallCap Value Fund II 16,952 2,486 3,097 16,524
$ 1,516,281 $ 175,758 $ 204,022 $ 1,603,658
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (673) $ 550 $ 18,967
Core Fixed Income Fund 11,386 (178) — 14,451
Diversified International Fund 1,271 362 — 22,650
Diversified Real Asset Fund 1,665 — 2,429 (1,670)
Equity Income Fund 1,420 (98) 2,992 4,146
High Income Fund 4,261 (75) — 2,071
Inflation Protection Fund 4,500 (17) — (2,130)
International Small Company Fund 262 (13) — 3,438
LargeCap Growth Fund I — 809 7,909 11,418
LargeCap S&P 500 Index Fund 1,224 (632) 1,099 13,314
LargeCap Value Fund III 1,379 (110) 6,369 (968)
MidCap Fund — 609 413 1,206
MidCap Growth Fund III — 401 675 4,234
MidCap Value Fund I 786 49 2,815 991
Origin Emerging Markets Fund 798 39 — 5,223
Overseas Fund 1,446 78 3,061 13,413
Short-Term Income Fund 2,560 8 — 2,276
SmallCap Growth Fund I — 157 129 1,712
SmallCap Value Fund II 467 134 1,309 49
$ 33,425 $ 850 $ 29,750 $ 114,791
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 69 .41%
Blue Chip Fund
(a),(b)
9,819,159 $ 348,285
Core Fixed Income Fund
(a)
209,031,301 1,768,405
Diversified International Fund
(a)
40,390,200 528,304
International Small Company Fund
(a)
8,574,672 86,004
LargeCap Growth Fund I
(a),(b)
20,471,950 352,732
MidCap Fund
(a),(b)
1,514,117 55,190
MidCap Value Fund I
(a)
12,103,793 202,254
Origin Emerging Markets Fund
(a)
13,672,914 138,233
Real Estate Securities Fund
(a)
4,626,793 124,276
SmallCap Growth Fund I
(a),(b)
4,438,176 62,845
SmallCap Value Fund II
(a)
5,563,074 66,812
$ 3,733,340
Principal Funds, Inc. Institutional Class - 30 .60%
Equity Income Fund
(a)
8,516,457 317,238
High Income Fund
(a)
30,171,891 243,487
LargeCap S&P 500 Index Fund
(a)
14,406,698 334,380
LargeCap Value Fund III
(a)
17,262,920 313,149
MidCap Growth Fund III
(a),(b)
12,604,821 151,132
Overseas Fund
(a)
25,747,986 286,575
$ 1,645,961
TOTAL INVESTMENT COMPANIES $ 5,379,301
Total Investments $ 5,379,301
Other Assets and Liabilities -  (0.01)% (406)
TOTAL NET ASSETS - 100.00% $ 5,378,895
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 43 .28%
Fixed Income Funds 37 .41%
International Equity Funds 19 .32%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 319,075 $ 4,641 $ 47,667 $ 348,285
Core Fixed Income Fund 1,718,416 108,002 109,926 1,768,405
Diversified International Fund 390,943 84,356 37,051 528,304
Equity Income Fund 328,766 19,782 47,159 317,238
High Income Fund 242,479 16,457 21,571 243,487
International Small Company Fund 72,072 6,835 6,786 86,004
LargeCap Growth Fund I 318,030 33,433 47,436 352,732
LargeCap S&P 500 Index Fund 326,078 11,559 52,403 334,380
LargeCap Value Fund III 331,292 32,794 46,824 313,149
MidCap Fund 52,195 2,131 6,275 55,190
MidCap Growth Fund III 147,208 3,862 18,215 151,132
MidCap Value Fund I 206,605 15,849 24,341 202,254
Origin Emerging Markets Fund 91,634 34,186 8,350 138,233
Overseas Fund 190,082 58,776 15,059 286,575
Real Estate Securities Fund 121,874 4,429 7,814 124,276
SmallCap Growth Fund I 63,738 1,231 9,471 62,845
SmallCap Value Fund II 66,258 7,661 8,002 66,812
$ 4,986,745 $ 445,984 $ 514,350 $ 5,379,301
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (1,642) $ 2,152 $ 73,878
Core Fixed Income Fund 42,569 (252) — 52,165
Diversified International Fund 4,940 (120) — 90,176
Equity Income Fund 5,591 (456) 11,702 16,305
High Income Fund 13,143 (181) — 6,303
International Small Company Fund 1,061 (22) — 13,905
LargeCap Growth Fund I — 4,152 30,944 44,553
LargeCap S&P 500 Index Fund 4,783 (3,490) 4,299 52,636
LargeCap Value Fund III 5,392 1,255 24,913 (5,368)
MidCap Fund — (787) 1,618 7,926
MidCap Growth Fund III — 1,437 2,649 16,840
MidCap Value Fund I 3,080 (612) 11,044 4,753
Origin Emerging Markets Fund 3,136 121 — 20,642
Overseas Fund 5,619 285 11,916 52,491
Real Estate Securities Fund 2,147 (851) 1,213 6,638
SmallCap Growth Fund I — 2,334 504 5,013
SmallCap Value Fund II 1,830 208 5,125 687
$ 93,291 $ 1,379 $ 108,079 $ 459,543
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .33%
Blue Chip Fund
(a),(b)
3,708,472 $ 131,540
Core Fixed Income Fund
(a)
50,941,412 430,964
Diversified International Fund
(a)
15,492,708 202,645
International Small Company Fund
(a)
3,176,077 31,856
LargeCap Growth Fund I
(a),(b)
7,734,669 133,268
MidCap Fund
(a),(b)
709,606 25,865
MidCap Value Fund I
(a)
4,693,367 78,426
Origin Emerging Markets Fund
(a)
5,199,493 52,567
Real Estate Securities Fund
(a)
1,524,401 40,946
SmallCap Growth Fund I
(a),(b)
1,759,491 24,914
SmallCap Value Fund II
(a)
2,183,252 26,221
$ 1,179,212
Principal Funds, Inc. Institutional Class - 33 .67%
Equity Income Fund
(a)
3,220,383 119,959
High Income Fund
(a)
8,700,923 70,216
LargeCap S&P 500 Index Fund
(a)
5,509,801 127,883
LargeCap Value Fund III
(a)
6,533,054 118,510
MidCap Growth Fund III
(a),(b)
4,488,422 53,816
Overseas Fund
(a)
9,731,377 108,310
$ 598,694
TOTAL INVESTMENT COMPANIES $ 1,777,906
Total Investments $ 1,777,906
Other Assets and Liabilities -  0.00% (85)
TOTAL NET ASSETS - 100.00% $ 1,777,821
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 49 .57%
Fixed Income Funds 28 .19%
International Equity Funds 22 .24%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 112,828 $ 7,913 $ 15,852 $ 131,540
Core Fixed Income Fund 380,023 57,736 17,934 430,964
Diversified International Fund 140,514 39,844 10,946 202,645
Equity Income Fund 116,253 13,385 15,635 119,959
High Income Fund 63,194 9,918 4,559 70,216
International Small Company Fund 25,097 4,030 2,209 31,856
LargeCap Growth Fund I 112,458 18,246 15,783 133,268
LargeCap S&P 500 Index Fund 115,311 10,296 16,124 127,883
LargeCap Value Fund III 117,147 18,010 15,525 118,510
MidCap Fund 22,967 2,180 2,548 25,865
MidCap Growth Fund III 48,615 4,361 5,504 53,816
MidCap Value Fund I 74,607 10,044 7,966 78,426
Origin Emerging Markets Fund 32,265 15,383 2,659 52,567
Overseas Fund 68,597 25,181 4,936 108,310
Real Estate Securities Fund 37,163 3,662 1,729 40,946
SmallCap Growth Fund I 23,133 2,202 3,268 24,914
SmallCap Value Fund II 24,048 4,543 2,822 26,221
$ 1,514,220 $ 246,934 $ 145,999 $ 1,777,906
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (198) $ 772 $ 26,849
Core Fixed Income Fund 9,850 8 — 11,131
Diversified International Fund 1,794 (4) — 33,237
Equity Income Fund 2,048 (62) 4,196 6,018
High Income Fund 3,597 13 — 1,650
International Small Company Fund 373 (2) — 4,940
LargeCap Growth Fund I — (21) 11,104 18,368
LargeCap S&P 500 Index Fund 1,717 (169) 1,542 18,569
LargeCap Value Fund III 1,935 (76) 8,934 (1,046)
MidCap Fund — 89 721 3,177
MidCap Growth Fund III — (28) 886 6,372
MidCap Value Fund I 1,126 (63) 4,036 1,804
Origin Emerging Markets Fund 1,116 4 — 7,574
Overseas Fund 2,045 (17) 4,325 19,485
Real Estate Securities Fund 681 (1) 376 1,851
SmallCap Growth Fund I — 168 186 2,679
SmallCap Value Fund II 674 (1) 1,888 453
$ 26,956 $ (360) $ 38,966 $ 163,111
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 62 .59%
Blue Chip Fund
(a),(b)
10,543,076 $ 373,963
Core Fixed Income Fund
(a)
73,571,377 622,414
Diversified International Fund
(a)
43,659,038 571,060
International Small Company Fund
(a)
9,138,552 91,660
LargeCap Growth Fund I
(a),(b)
21,985,023 378,802
MidCap Fund
(a),(b)
1,971,322 71,855
MidCap Value Fund I
(a)
12,989,514 217,055
Origin Emerging Markets Fund
(a)
14,833,508 149,967
Real Estate Securities Fund
(a)
3,706,204 99,548
SmallCap Growth Fund I
(a),(b)
4,852,270 68,708
SmallCap Value Fund II
(a)
5,930,726 71,228
$ 2,716,260
Principal Funds, Inc. Institutional Class - 37 .42%
Equity Income Fund
(a)
9,146,340 340,701
High Income Fund
(a)
15,283,119 123,335
LargeCap S&P 500 Index Fund
(a)
15,818,906 367,157
LargeCap Value Fund III
(a)
18,549,816 336,494
MidCap Growth Fund III
(a),(b)
12,477,849 149,609
Overseas Fund
(a)
27,520,706 306,305
$ 1,623,601
TOTAL INVESTMENT COMPANIES $ 4,339,861
Total Investments $ 4,339,861
Other Assets and Liabilities -  (0.01)% (266)
TOTAL NET ASSETS - 100.00% $ 4,339,595
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 57 .04%
International Equity Funds 25 .79%
Fixed Income Funds 17 .18%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 329,949 $ 9,351 $ 42,031 $ 373,963
Core Fixed Income Fund 568,208 65,092 27,652 622,414
Diversified International Fund 416,387 87,623 28,909 571,060
Equity Income Fund 339,942 25,223 41,372 340,701
High Income Fund 116,421 12,196 8,284 123,335
International Small Company Fund 75,648 6,663 5,211 91,660
LargeCap Growth Fund I 328,868 39,504 41,876 378,802
LargeCap S&P 500 Index Fund 337,168 16,471 39,653 367,157
LargeCap Value Fund III 342,546 38,821 41,040 336,494
MidCap Fund 66,360 3,518 7,234 71,855
MidCap Growth Fund III 140,336 5,880 14,466 149,609
MidCap Value Fund I 215,374 19,546 22,511 217,055
Origin Emerging Markets Fund 98,093 36,090 6,543 149,967
Overseas Fund 202,456 60,528 12,832 306,305
Real Estate Securities Fund 94,570 4,839 4,446 99,548
SmallCap Growth Fund I 66,311 2,451 7,980 68,708
SmallCap Value Fund II 68,922 9,181 7,916 71,228
$ 3,807,559 $ 442,977 $ 359,956 $ 4,339,861
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (370) $ 2,254 $ 77,064
Core Fixed Income Fund 14,456 34 — 16,732
Diversified International Fund 5,173 (106) — 96,065
Equity Income Fund 5,915 (263) 12,255 17,171
High Income Fund 6,472 42 — 2,960
International Small Company Fund 1,095 (4) — 14,564
LargeCap Growth Fund I — 1,403 32,408 50,903
LargeCap S&P 500 Index Fund 5,007 (1,396) 4,502 54,567
LargeCap Value Fund III 5,644 (415) 26,080 (3,418)
MidCap Fund — 490 2,064 8,721
MidCap Growth Fund III — 48 2,531 17,811
MidCap Value Fund I 3,218 (207) 11,539 4,853
Origin Emerging Markets Fund 3,301 51 — 22,276
Overseas Fund 5,882 187 12,464 55,966
Real Estate Securities Fund 1,691 13 945 4,572
SmallCap Growth Fund I — 1,197 526 6,729
SmallCap Value Fund II 1,909 37 5,347 1,004
$ 59,763 $ 741 $ 112,915 $ 448,540
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .43%
Blue Chip Fund
(a),(b)
3,801,385 $ 134,835
Core Fixed Income Fund
(a)
12,750,472 107,869
Diversified International Fund
(a)
15,932,194 208,393
International Small Company Fund
(a)
3,343,380 33,534
LargeCap Growth Fund I
(a),(b)
7,930,643 136,645
MidCap Fund
(a),(b)
721,016 26,281
MidCap Value Fund I
(a)
4,789,217 80,028
Origin Emerging Markets Fund
(a)
5,357,305 54,162
Real Estate Securities Fund
(a)
1,216,207 32,667
SmallCap Growth Fund I
(a),(b)
1,827,160 25,873
SmallCap Value Fund II
(a)
2,225,472 26,728
$ 867,015
Principal Funds, Inc. Institutional Class - 39 .57%
Equity Income Fund
(a)
3,300,255 122,934
High Income Fund
(a)
3,422,742 27,622
LargeCap S&P 500 Index Fund
(a)
5,664,589 131,475
LargeCap Value Fund III
(a)
6,699,279 121,525
MidCap Growth Fund III
(a),(b)
4,593,736 55,079
Overseas Fund
(a)
9,797,840 109,050
$ 567,685
TOTAL INVESTMENT COMPANIES $ 1,434,700
Total Investments $ 1,434,700
Other Assets and Liabilities -  0.00% (65)
TOTAL NET ASSETS - 100.00% $ 1,434,635
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 62 .31%
International Equity Funds 28 .24%
Fixed Income Funds 9 .45%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 111,965 $ 9,078 $ 13,301 $ 134,835
Core Fixed Income Fund 90,062 18,753 3,500 107,869
Diversified International Fund 141,653 40,488 7,416 208,393
Equity Income Fund 115,348 14,532 13,071 122,934
High Income Fund 23,480 4,895 1,380 27,622
International Small Company Fund 25,761 4,138 1,450 33,534
LargeCap Growth Fund I 111,597 19,387 13,248 136,645
LargeCap S&P 500 Index Fund 114,405 11,434 13,179 131,475
LargeCap Value Fund III 116,229 19,148 12,955 121,525
MidCap Fund 22,822 2,447 2,295 26,281
MidCap Growth Fund III 48,319 4,863 4,556 55,079
MidCap Value Fund I 74,117 10,829 6,788 80,028
Origin Emerging Markets Fund 32,895 15,645 2,138 54,162
Overseas Fund 67,975 24,959 3,256 109,050
Real Estate Securities Fund 29,096 3,176 1,075 32,667
SmallCap Growth Fund I 22,969 2,480 2,511 25,873
SmallCap Value Fund II 23,870 4,792 2,464 26,728
$ 1,172,563 $ 211,044 $ 104,583 $ 1,434,700
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 72 $ 767 $ 27,021
Core Fixed Income Fund 2,395 — — 2,554
Diversified International Fund 1,792 9 — 33,659
Equity Income Fund 2,067 (36) 4,168 6,161
High Income Fund 1,377 1 — 626
International Small Company Fund 380 — — 5,085
LargeCap Growth Fund I — (61) 11,076 18,970
LargeCap S&P 500 Index Fund 1,711 (18) 1,538 18,833
LargeCap Value Fund III 1,928 (37) 8,908 (860)
MidCap Fund — 47 713 3,260
MidCap Growth Fund III — (1) 880 6,454
MidCap Value Fund I 1,118 (7) 4,009 1,877
Origin Emerging Markets Fund 1,127 (2) — 7,762
Overseas Fund 2,007 — 4,241 19,372
Real Estate Securities Fund 539 — 294 1,470
SmallCap Growth Fund I — 27 185 2,908
SmallCap Value Fund II 669 (2) 1,874 532
$ 17,110 $ (8) $ 38,653 $ 155,684
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .85%
Blue Chip Fund
(a),(b)
8,309,820 $ 294,749
Core Fixed Income Fund
(a)
10,170,131 86,039
Diversified International Fund
(a)
34,492,988 451,168
International Small Company Fund
(a)
7,207,560 72,292
LargeCap Growth Fund I
(a),(b)
17,330,920 298,612
MidCap Fund
(a),(b)
1,569,438 57,206
MidCap Value Fund I
(a)
10,355,372 173,038
Origin Emerging Markets Fund
(a)
11,744,579 118,738
Real Estate Securities Fund
(a)
2,491,134 66,912
SmallCap Growth Fund I
(a),(b)
3,915,916 55,450
SmallCap Value Fund II
(a)
4,781,092 57,421
$ 1,731,625
Principal Funds, Inc. Institutional Class - 41 .16%
Equity Income Fund
(a)
7,212,014 268,648
High Income Fund
(a)
3,614,628 29,170
LargeCap S&P 500 Index Fund
(a)
12,388,979 287,548
LargeCap Value Fund III
(a)
14,632,816 265,439
MidCap Growth Fund III
(a),(b)
9,894,074 118,630
Overseas Fund
(a)
21,690,833 241,419
$ 1,210,854
TOTAL INVESTMENT COMPANIES $ 2,942,479
Total Investments $ 2,942,479
Other Assets and Liabilities -  (0.01)% (181)
TOTAL NET ASSETS - 100.00% $ 2,942,298
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 66 .06%
International Equity Funds 30 .04%
Fixed Income Funds 3 .91%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 252,340 $ 10,930 $ 28,368 $ 294,749
Core Fixed Income Fund 81,230 5,900 3,548 86,039
Diversified International Fund 318,120 74,342 15,651 451,168
Equity Income Fund 259,937 23,148 27,857 268,648
High Income Fund 27,510 2,615 1,672 29,170
International Small Company Fund 57,625 6,313 2,869 72,292
LargeCap Growth Fund I 251,511 34,051 28,248 298,612
LargeCap S&P 500 Index Fund 257,832 16,495 28,222 287,548
LargeCap Value Fund III 261,928 33,520 27,602 265,439
MidCap Fund 51,048 3,499 4,608 57,206
MidCap Growth Fund III 108,120 6,364 9,929 118,630
MidCap Value Fund I 165,803 17,667 14,377 173,038
Origin Emerging Markets Fund 75,057 30,111 3,808 118,738
Overseas Fund 155,010 49,620 6,728 241,419
Real Estate Securities Fund 62,246 4,198 2,608 66,912
SmallCap Growth Fund I 51,302 3,004 5,218 55,450
SmallCap Value Fund II 53,306 8,232 5,164 57,421
$ 2,489,925 $ 330,009 $ 216,477 $ 2,942,479
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (410) $ 1,724 $ 60,257
Core Fixed Income Fund 2,045 4 — 2,453
Diversified International Fund 3,976 116 — 74,241
Equity Income Fund 4,582 (153) 9,374 13,573
High Income Fund 1,537 (3) — 720
International Small Company Fund 839 (2) — 11,225
LargeCap Growth Fund I — 189 24,845 41,109
LargeCap S&P 500 Index Fund 3,839 (485) 3,450 41,928
LargeCap Value Fund III 4,327 (251) 19,987 (2,156)
MidCap Fund — 205 1,590 7,062
MidCap Growth Fund III — (92) 1,957 14,167
MidCap Value Fund I 2,486 (7) 8,913 3,952
Origin Emerging Markets Fund 2,541 12 — 17,366
Overseas Fund 4,528 (7) 9,589 43,524
Real Estate Securities Fund 1,126 3 624 3,073
SmallCap Growth Fund I — 348 409 6,014
SmallCap Value Fund II 1,483 (13) 4,154 1,060
$ 33,309 $ (546) $ 86,616 $ 339,568
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .98%
Blue Chip Fund
(a),(b)
2,560,204 $ 90,810
Core Fixed Income Fund
(a)
3,173,353 26,847
Diversified International Fund
(a)
10,688,759 139,809
International Small Company Fund
(a)
2,239,806 22,465
LargeCap Growth Fund I
(a),(b)
5,341,936 92,042
MidCap Fund
(a),(b)
483,891 17,638
MidCap Value Fund I
(a)
3,205,490 53,564
Origin Emerging Markets Fund
(a)
3,621,637 36,615
Real Estate Securities Fund
(a)
767,586 20,617
SmallCap Growth Fund I
(a),(b)
1,246,145 17,645
SmallCap Value Fund II
(a)
1,516,577 18,214
$ 536,266
Principal Funds, Inc. Institutional Class - 41 .02%
Equity Income Fund
(a)
2,223,166 82,813
High Income Fund
(a)
1,126,657 9,092
LargeCap S&P 500 Index Fund
(a)
3,816,875 88,590
LargeCap Value Fund III
(a)
4,517,748 81,952
MidCap Growth Fund III
(a),(b)
3,076,485 36,887
Overseas Fund
(a)
6,619,811 73,678
$ 373,012
TOTAL INVESTMENT COMPANIES $ 909,278
Total Investments $ 909,278
Other Assets and Liabilities -  0.00% (37)
TOTAL NET ASSETS - 100.00% $ 909,241
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 66 .07%
International Equity Funds 29 .98%
Fixed Income Funds 3 .95%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 71,771 $ 9,461 $ 8,366 $ 90,810
Core Fixed Income Fund 23,218 4,000 1,060 26,847
Diversified International Fund 90,550 31,995 4,677 139,809
Equity Income Fund 73,925 12,973 8,201 82,813
High Income Fund 7,860 1,509 490 9,092
International Small Company Fund 16,402 3,633 858 22,465
LargeCap Growth Fund I 71,535 16,140 8,338 92,042
LargeCap S&P 500 Index Fund 73,330 11,068 8,320 88,590
LargeCap Value Fund III 74,492 15,980 8,131 81,952
MidCap Fund 14,522 2,317 1,381 17,638
MidCap Growth Fund III 30,763 4,857 2,986 36,887
MidCap Value Fund I 47,169 9,394 4,315 53,564
Origin Emerging Markets Fund 21,365 11,254 1,139 36,615
Overseas Fund 44,110 18,803 2,012 73,678
Real Estate Securities Fund 17,583 2,897 780 20,617
SmallCap Growth Fund I 14,612 2,646 1,582 17,645
SmallCap Value Fund II 15,180 4,163 1,562 18,214
$ 708,387 $ 163,090 $ 64,198 $ 909,278
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 26 $ 497 $ 17,918
Core Fixed Income Fund 612 (1) — 690
Diversified International Fund 1,154 1 — 21,940
Equity Income Fund 1,358 (3) 2,696 4,119
High Income Fund 460 — — 213
International Small Company Fund 243 — — 3,288
LargeCap Growth Fund I — 4 7,176 12,701
LargeCap S&P 500 Index Fund 1,108 (7) 996 12,519
LargeCap Value Fund III 1,249 18 5,767 (407)
MidCap Fund — 9 458 2,171
MidCap Growth Fund III — — 566 4,253
MidCap Value Fund I 718 7 2,573 1,309
Origin Emerging Markets Fund 738 — — 5,135
Overseas Fund 1,310 (1) 2,763 12,778
Real Estate Securities Fund 334 1 180 916
SmallCap Growth Fund I — — 119 1,969
SmallCap Value Fund II 430 (2) 1,205 435
$ 9,714 $ 52 $ 24,996 $ 101,947
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .00%
Blue Chip Fund
(a),(b)
2,433,181 $ 86,305
Core Fixed Income Fund
(a)
3,019,517 25,545
Diversified International Fund
(a)
10,168,745 133,007
International Small Company Fund
(a)
2,132,264 21,386
LargeCap Growth Fund I
(a),(b)
5,077,151 87,479
MidCap Fund
(a),(b)
459,935 16,765
MidCap Value Fund I
(a)
3,048,831 50,946
Origin Emerging Markets Fund
(a)
3,442,825 34,807
Real Estate Securities Fund
(a)
729,706 19,600
SmallCap Growth Fund I
(a),(b)
1,190,519 16,858
SmallCap Value Fund II
(a)
1,448,047 17,391
$ 510,089
Principal Funds, Inc. Institutional Class - 41 .00%
Equity Income Fund
(a)
2,113,759 78,738
High Income Fund
(a)
1,071,893 8,650
LargeCap S&P 500 Index Fund
(a)
3,627,446 84,193
LargeCap Value Fund III
(a)
4,295,122 77,914
MidCap Growth Fund III
(a),(b)
2,928,453 35,112
Overseas Fund
(a)
6,282,940 69,929
$ 354,536
TOTAL INVESTMENT COMPANIES $ 864,625
Total Investments $ 864,625
Other Assets and Liabilities -  0.00% (26)
TOTAL NET ASSETS - 100.00% $ 864,599
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 66 .07%
International Equity Funds 29 .97%
Fixed Income Funds 3 .96%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 67,425 $ 9,860 $ 7,972 $ 86,305
Core Fixed Income Fund 21,813 4,117 1,030 25,545
Diversified International Fund 85,132 31,677 4,540 133,007
Equity Income Fund 69,445 13,189 7,816 78,738
High Income Fund 7,389 1,533 473 8,650
International Small Company Fund 15,421 3,693 834 21,386
LargeCap Growth Fund I 67,203 16,140 7,944 87,479
LargeCap S&P 500 Index Fund 68,887 11,372 7,926 84,193
LargeCap Value Fund III 69,976 15,988 7,747 77,914
MidCap Fund 13,643 2,379 1,323 16,765
MidCap Growth Fund III 28,911 5,029 2,864 35,112
MidCap Value Fund I 44,318 9,489 4,134 50,946
Origin Emerging Markets Fund 20,084 10,975 1,105 34,807
Overseas Fund 41,451 18,369 1,952 69,929
Real Estate Securities Fund 16,506 2,982 757 19,600
SmallCap Growth Fund I 13,743 2,760 1,520 16,858
SmallCap Value Fund II 14,276 4,187 1,502 17,391
$ 665,623 $ 163,739 $ 61,439 $ 864,625
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 20 $ 467 $ 16,972
Core Fixed Income Fund 577 — — 645
Diversified International Fund 1,085 — — 20,738
Equity Income Fund 1,282 8 2,536 3,912
High Income Fund 434 — — 201
International Small Company Fund 229 — — 3,106
LargeCap Growth Fund I — (7) 6,747 12,087
LargeCap S&P 500 Index Fund 1,042 (4) 936 11,864
LargeCap Value Fund III 1,174 18 5,421 (321)
MidCap Fund — 9 430 2,057
MidCap Growth Fund III — — 532 4,036
MidCap Value Fund I 675 5 2,419 1,268
Origin Emerging Markets Fund 693 — — 4,853
Overseas Fund 1,231 (1) 2,597 12,062
Real Estate Securities Fund 315 — 169 869
SmallCap Growth Fund I — — 112 1,875
SmallCap Value Fund II 405 (1) 1,134 431
$ 9,142 $ 47 $ 23,500 $ 96,655
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .25%
Blue Chip Fund
(a),(b)
403,290 $ 14,305
Core Fixed Income Fund
(a)
506,313 4,283
Diversified International Fund
(a)
1,704,720 22,298
International Small Company Fund
(a)
358,091 3,592
LargeCap Growth Fund I
(a),(b)
842,747 14,521
MidCap Fund
(a),(b)
76,228 2,778
MidCap Value Fund I
(a)
508,086 8,490
Origin Emerging Markets Fund
(a)
572,439 5,787
Real Estate Securities Fund
(a)
122,243 3,283
SmallCap Growth Fund I
(a),(b)
207,555 2,939
SmallCap Value Fund II
(a)
251,287 3,018
$ 85,294
Principal Funds, Inc. Institutional Class - 40 .76%
Equity Income Fund
(a)
349,765 13,029
High Income Fund
(a)
179,514 1,449
LargeCap S&P 500 Index Fund
(a)
600,904 13,947
LargeCap Value Fund III
(a)
712,803 12,930
MidCap Growth Fund III
(a),(b)
492,385 5,904
Overseas Fund
(a)
1,026,110 11,420
$ 58,679
TOTAL INVESTMENT COMPANIES $ 143,973
Total Investments $ 143,973
Other Assets and Liabilities -  (0.01)% (19)
TOTAL NET ASSETS - 100.00% $ 143,954
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 66 .10%
International Equity Funds 29 .93%
Fixed Income Funds 3 .98%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 9,601 $ 3,473 $ 1,490 $ 14,305
Core Fixed Income Fund 3,110 1,342 256 4,283
Diversified International Fund 12,148 8,062 1,126 22,298
Equity Income Fund 9,887 3,956 1,461 13,029
High Income Fund 1,053 467 102 1,449
International Small Company Fund 2,201 1,124 207 3,592
LargeCap Growth Fund I 9,570 4,401 1,489 14,521
LargeCap S&P 500 Index Fund 9,808 3,696 1,482 13,947
LargeCap Value Fund III 9,962 4,376 1,454 12,930
MidCap Fund 1,944 769 266 2,778
MidCap Growth Fund III 4,121 1,709 585 5,904
MidCap Value Fund I 6,314 2,774 838 8,490
Origin Emerging Markets Fund 2,866 2,442 275 5,787
Overseas Fund 5,910 4,150 486 11,420
Real Estate Securities Fund 2,352 980 188 3,283
SmallCap Growth Fund I 1,964 977 322 2,939
SmallCap Value Fund II 2,039 1,189 316 3,018
$ 94,850 $ 45,887 $ 12,343 $ 143,973
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ — $ 68 $ 2,721
Core Fixed Income Fund 92 — — 87
Diversified International Fund 161 — — 3,214
Equity Income Fund 199 (1) 372 648
High Income Fund 68 — — 31
International Small Company Fund 34 — — 474
LargeCap Growth Fund I — (1) 996 2,040
LargeCap S&P 500 Index Fund 154 (1) 138 1,926
LargeCap Value Fund III 173 3 798 43
MidCap Fund — — 63 331
MidCap Growth Fund III — — 79 659
MidCap Value Fund I 99 (1) 356 241
Origin Emerging Markets Fund 103 — — 754
Overseas Fund 181 — 381 1,846
Real Estate Securities Fund 50 — 25 139
SmallCap Growth Fund I — — 17 320
SmallCap Value Fund II 60 — 169 106
$ 1,374 $ (1) $ 3,462 $ 15,580
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2070 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.19% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59.61%
Blue Chip Fund
(a),(b)
14,533 $ 516
Core Fixed Income Fund
(a)
20,263 171
Diversified International Fund
(a)
62,230 814
International Small Company Fund
(a)
14,154 142
LargeCap Growth Fund I
(a),(b)
30,088 518
MidCap Fund
(a),(b)
2,827 103
MidCap Value Fund I
(a)
19,916 333
Origin Emerging Markets Fund
(a)
20,225 204
Real Estate Securities Fund
(a)
4,774 128
SmallCap Growth Fund I
(a),(b)
9,162 130
SmallCap Value Fund II
(a)
10,980 132
$ 3,191
Principal Funds, Inc. Institutional Class - 40.58%
Equity Income Fund
(a)
13,375 498
High Income Fund
(a)
7,018 57
LargeCap S&P 500 Index Fund
(a)
22,012 511
LargeCap Value Fund III
(a)
27,349 496
MidCap Growth Fund III
(a),(b)
19,324 232
Overseas Fund
(a)
33,965 378
$ 2,172
TOTAL INVESTMENT COMPANIES $ 5,363
Total Investments $ 5,363
Other Assets and Liabilities -  (0.19)% (10)
TOTAL NET ASSETS - 100.00% $ 5,353
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67.20%
International Equity Funds 28.73%
Fixed Income Funds 4.26%
Other Assets and Liabilities
(0.19)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ — $ 521 $ 25 $ 516
Core Fixed Income Fund — 186 15 171
Diversified International Fund — 835 41 814
Equity Income Fund — 514 35 498
High Income Fund — 60 3 57
International Small Company Fund — 150 12 142
LargeCap Growth Fund I — 524 26 518
LargeCap S&P 500 Index Fund — 518 27 511
LargeCap Value Fund III — 513 36 496
MidCap Fund — 106 5 103
MidCap Growth Fund III — 246 21 232
MidCap Value Fund I — 349 28 333
Origin Emerging Markets Fund — 207 10 204
Overseas Fund — 382 17 378
Real Estate Securities Fund — 137 11 128
SmallCap Growth Fund I — 145 20 130
SmallCap Value Fund II — 145 20 132
$ — $ 5,538 $ 352 $ 5,363
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ — $ — $ 20
Core Fixed Income Fund 1 — — —
Diversified International Fund — — — 20
Equity Income Fund 1 — — 19
High Income Fund — — — —
International Small Company Fund — — — 4
LargeCap Growth Fund I — — — 20
LargeCap S&P 500 Index Fund — — — 20
LargeCap Value Fund III — — — 19
MidCap Fund — — — 2
MidCap Growth Fund III — — — 7
MidCap Value Fund I — — — 12
Origin Emerging Markets Fund — — — 7
Overseas Fund — — — 13
Real Estate Securities Fund — — — 2
SmallCap Growth Fund I — — — 5
SmallCap Value Fund II — — — 7
$ 2 $ — $ — $ 177
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .30%
Diversified International Fund
(a)
1,545,363 $ 20,213
Diversified Real Asset Fund
(a)
457,476 5,124
International Small Company Fund
(a)
199,412 2,000
MidCap S&P 400 Index Fund
(a)
453,968 10,105
Origin Emerging Markets Fund
(a)
228,735 2,313
SmallCap S&P 600 Index Fund
(a)
125,537 3,273
$ 43,028
Principal Funds, Inc. Institutional Class - 79 .72%
Bond Market Index Fund
(a)
8,163,524 69,961
High Income Fund
(a)
1,681,210 13,567
Inflation Protection Fund
(a)
1,641,613 12,854
LargeCap S&P 500 Index Fund
(a)
1,690,820 39,244
Short-Term Income Fund
(a)
2,869,096 33,368
$ 168,994
TOTAL INVESTMENT COMPANIES $ 212,022
Total Investments $ 212,022
Other Assets and Liabilities -  (0.02)% (47)
TOTAL NET ASSETS - 100.00% $ 211,975
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 61 .21%
Domestic Equity Funds 24 .82%
International Equity Funds 11 .57%
Specialty Funds 2 .42%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 54,990 $ 19,845 $ 6,818 $ 69,961
Diversified International Fund 11,423 7,731 1,967 20,213
Diversified Real Asset Fund 4,032 1,760 492 5,124
High Income Fund 10,645 4,193 1,576 13,567
Inflation Protection Fund 10,880 4,200 1,885 12,854
International Small Company Fund 1,297 669 247 2,000
LargeCap S&P 500 Index Fund 30,859 9,979 7,175 39,244
MidCap S&P 400 Index Fund 8,027 3,123 1,604 10,105
Origin Emerging Markets Fund 1,222 1,013 235 2,313
Short-Term Income Fund 25,284 10,682 3,166 33,368
SmallCap S&P 600 Index Fund 2,642 1,283 618 3,273
$ 161,301 $ 64,478 $ 25,783 $ 212,022
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 990 $ (1) $ — $ 1,945
Diversified International Fund 161 13 — 3,013
Diversified Real Asset Fund 183 — 255 (176)
High Income Fund 668 1 — 304
Inflation Protection Fund 674 (4) — (337)
International Small Company Fund 21 — — 281
LargeCap S&P 500 Index Fund 479 (13) 430 5,594
MidCap S&P 400 Index Fund 125 (1) 482 560
Origin Emerging Markets Fund 47 — — 313
Short-Term Income Fund 669 — — 568
SmallCap S&P 600 Index Fund 40 1 248 (35)
$ 4,057 $ (4) $ 1,415 $ 12,030
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 23 .87%
Diversified International Fund
(a)
4,160,015 $ 54,413
Diversified Real Asset Fund
(a)
1,018,877 11,411
International Small Company Fund
(a)
538,156 5,398
MidCap S&P 400 Index Fund
(a)
1,222,013 27,202
Origin Emerging Markets Fund
(a)
605,782 6,124
SmallCap S&P 600 Index Fund
(a)
319,016 8,317
$ 112,865
Principal Funds, Inc. Institutional Class - 76 .14%
Bond Market Index Fund
(a)
17,169,324 147,141
High Income Fund
(a)
3,309,994 26,712
Inflation Protection Fund
(a)
3,221,780 25,227
LargeCap S&P 500 Index Fund
(a)
4,544,049 105,467
Short-Term Income Fund
(a)
4,775,431 55,538
$ 360,085
TOTAL INVESTMENT COMPANIES $ 472,950
Total Investments $ 472,950
Other Assets and Liabilities -  (0.01)% (56)
TOTAL NET ASSETS - 100.00% $ 472,894
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 53 .84%
Domestic Equity Funds 29 .81%
International Equity Funds 13 .95%
Specialty Funds 2 .41%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 141,418 $ 17,762 $ 16,969 $ 147,141
Diversified International Fund 36,514 14,672 5,679 54,413
Diversified Real Asset Fund 10,984 2,171 1,279 11,411
High Income Fund 25,596 4,188 3,733 26,712
Inflation Protection Fund 26,432 4,269 4,748 25,227
International Small Company Fund 4,303 1,094 861 5,398
LargeCap S&P 500 Index Fund 100,977 11,521 22,646 105,467
MidCap S&P 400 Index Fund 26,224 4,341 4,766 27,202
Origin Emerging Markets Fund 3,581 2,236 564 6,124
Short-Term Income Fund 50,605 10,033 6,183 55,538
SmallCap S&P 600 Index Fund 8,416 1,836 1,701 8,317
$ 435,050 $ 74,123 $ 69,129 $ 472,950
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,423 $ (12) $ — $ 4,942
Diversified International Fund 490 47 — 8,859
Diversified Real Asset Fund 456 3 660 (468)
High Income Fund 1,432 5 — 656
Inflation Protection Fund 1,513 (10) — (716)
International Small Company Fund 67 16 — 846
LargeCap S&P 500 Index Fund 1,474 (948) 1,326 16,563
MidCap S&P 400 Index Fund 387 — 1,496 1,403
Origin Emerging Markets Fund 130 1 — 870
Short-Term Income Fund 1,207 2 — 1,081
SmallCap S&P 600 Index Fund 119 (4) 745 (230)
$ 9,698 $ (900) $ 4,227 $ 33,806
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 27 .59%
Diversified International Fund
(a)
6,823,856 $ 89,256
Diversified Real Asset Fund
(a)
1,450,617 16,247
International Small Company Fund
(a)
900,215 9,029
MidCap S&P 400 Index Fund
(a)
1,981,240 44,102
Origin Emerging Markets Fund
(a)
1,011,065 10,222
SmallCap S&P 600 Index Fund
(a)
554,616 14,459
$ 183,315
Principal Funds, Inc. Institutional Class - 72 .42%
Bond Market Index Fund
(a)
22,580,974 193,519
High Income Fund
(a)
4,058,020 32,748
Inflation Protection Fund
(a)
3,923,464 30,721
LargeCap S&P 500 Index Fund
(a)
7,514,705 174,416
Short-Term Income Fund
(a)
4,279,862 49,775
$ 481,179
TOTAL INVESTMENT COMPANIES $ 664,494
Total Investments $ 664,494
Other Assets and Liabilities -  (0.01)% (83)
TOTAL NET ASSETS - 100.00% $ 664,411
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 46 .17%
Domestic Equity Funds 35 .07%
International Equity Funds 16 .33%
Specialty Funds 2 .44%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 157,734 $ 40,386 $ 10,079 $ 193,519
Diversified International Fund 53,374 27,588 5,305 89,256
Diversified Real Asset Fund 13,334 4,267 798 16,247
High Income Fund 26,753 7,687 2,432 32,748
Inflation Protection Fund 26,789 7,877 3,147 30,721
International Small Company Fund 6,136 2,226 619 9,029
LargeCap S&P 500 Index Fund 141,177 32,254 23,907 174,416
MidCap S&P 400 Index Fund 36,283 10,410 5,028 44,102
Origin Emerging Markets Fund 5,336 4,102 586 10,222
Short-Term Income Fund 36,446 15,018 2,493 49,775
SmallCap S&P 600 Index Fund 12,033 4,456 1,869 14,459
$ 515,395 $ 156,271 $ 56,263 $ 664,494
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,753 $ (5) $ — $ 5,483
Diversified International Fund 713 10 — 13,589
Diversified Real Asset Fund 586 — 817 (556)
High Income Fund 1,626 — — 740
Inflation Protection Fund 1,599 (9) — (789)
International Small Company Fund 96 1 — 1,285
LargeCap S&P 500 Index Fund 2,144 18 1,922 24,874
MidCap S&P 400 Index Fund 548 (5) 2,112 2,442
Origin Emerging Markets Fund 194 — — 1,370
Short-Term Income Fund 983 — — 804
SmallCap S&P 600 Index Fund 176 (1) 1,092 (160)
$ 11,418 $ 9 $ 5,943 $ 49,082
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 31 .92%
Diversified International Fund
(a)
7,869,774 $ 102,937
International Small Company Fund
(a)
1,061,048 10,642
MidCap S&P 400 Index Fund
(a)
2,303,003 51,265
Origin Emerging Markets Fund
(a)
1,170,369 11,832
Real Estate Securities Fund
(a)
557,757 14,981
SmallCap S&P 600 Index Fund
(a)
641,725 16,730
$ 208,387
Principal Funds, Inc. Institutional Class - 68 .09%
Bond Market Index Fund
(a)
24,929,722 213,648
High Income Fund
(a)
3,653,687 29,485
LargeCap S&P 500 Index Fund
(a)
8,675,272 201,353
$ 444,486
TOTAL INVESTMENT COMPANIES $ 652,873
Total Investments $ 652,873
Other Assets and Liabilities -  (0.01)% (60)
TOTAL NET ASSETS - 100.00% $ 652,813
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 43 .55%
Fixed Income Funds 37 .25%
International Equity Funds 19 .21%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 177,114 $ 41,536 $ 11,134 $ 213,648
Diversified International Fund 63,385 29,307 5,581 102,937
High Income Fund 25,035 5,987 2,213 29,485
International Small Company Fund 7,490 2,316 702 10,642
LargeCap S&P 500 Index Fund 168,281 31,828 27,438 201,353
MidCap S&P 400 Index Fund 43,395 10,667 5,557 51,265
Origin Emerging Markets Fund 6,477 4,394 656 11,832
Real Estate Securities Fund 12,417 2,697 786 14,981
SmallCap S&P 600 Index Fund 14,326 4,619 1,981 16,730
$ 517,920 $ 133,351 $ 56,048 $ 652,873
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,075 $ (2) $ — $ 6,134
Diversified International Fund 831 (5) — 15,831
High Income Fund 1,484 1 — 675
International Small Company Fund 115 — — 1,538
LargeCap S&P 500 Index Fund 2,534 (35) 2,276 28,717
MidCap S&P 400 Index Fund 650 (1) 2,509 2,761
Origin Emerging Markets Fund 231 — — 1,617
Real Estate Securities Fund 240 — 128 653
SmallCap S&P 600 Index Fund 207 (4) 1,290 (230)
$ 9,367 $ (46) $ 6,203 $ 57,696
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 36 .35%
Diversified International Fund
(a)
7,045,269 $ 92,152
International Small Company Fund
(a)
906,359 9,091
MidCap S&P 400 Index Fund
(a)
2,037,465 45,354
Origin Emerging Markets Fund
(a)
1,033,089 10,445
Real Estate Securities Fund
(a)
427,712 11,488
SmallCap S&P 600 Index Fund
(a)
559,848 14,595
$ 183,125
Principal Funds, Inc. Institutional Class - 63 .66%
Bond Market Index Fund
(a)
14,132,209 121,113
High Income Fund
(a)
2,453,525 19,800
LargeCap S&P 500 Index Fund
(a)
7,744,801 179,757
$ 320,670
TOTAL INVESTMENT COMPANIES $ 503,795
Total Investments $ 503,795
Other Assets and Liabilities -  (0.01)% (49)
TOTAL NET ASSETS - 100.00% $ 503,746
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 49 .87%
Fixed Income Funds 27 .97%
International Equity Funds 22 .17%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 98,702 $ 25,579 $ 6,581 $ 121,113
Diversified International Fund 58,171 25,200 5,597 92,152
High Income Fund 16,440 4,404 1,496 19,800
International Small Company Fund 6,601 1,868 722 9,091
LargeCap S&P 500 Index Fund 150,204 28,075 24,324 179,757
MidCap S&P 400 Index Fund 38,717 9,345 5,213 45,354
Origin Emerging Markets Fund 5,712 3,880 579 10,445
Real Estate Securities Fund 9,573 2,027 625 11,488
SmallCap S&P 600 Index Fund 12,792 3,994 1,991 14,595
$ 396,912 $ 104,372 $ 47,128 $ 503,795
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,701 $ 1 $ — $ 3,412
Diversified International Fund 746 9 — 14,369
High Income Fund 983 — — 452
International Small Company Fund 99 2 — 1,342
LargeCap S&P 500 Index Fund 2,261 (50) 2,030 25,852
MidCap S&P 400 Index Fund 575 (4) 2,222 2,509
Origin Emerging Markets Fund 199 — — 1,432
Real Estate Securities Fund 184 — 97 513
SmallCap S&P 600 Index Fund 183 (1) 1,139 (199)
$ 6,931 $ (43) $ 5,488 $ 49,682
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41 .56%
Diversified International Fund
(a)
8,396,590 $ 109,827
International Small Company Fund
(a)
1,108,881 11,122
MidCap S&P 400 Index Fund
(a)
2,412,436 53,701
Origin Emerging Markets Fund
(a)
1,223,468 12,369
Real Estate Securities Fund
(a)
438,700 11,784
SmallCap S&P 600 Index Fund
(a)
678,432 17,687
$ 216,490
Principal Funds, Inc. Institutional Class - 58 .45%
Bond Market Index Fund
(a)
8,691,593 74,487
High Income Fund
(a)
1,833,369 14,795
LargeCap S&P 500 Index Fund
(a)
9,269,269 215,140
$ 304,422
TOTAL INVESTMENT COMPANIES $ 520,912
Total Investments $ 520,912
Other Assets and Liabilities -  (0.01)% (49)
TOTAL NET ASSETS - 100.00% $ 520,863
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 57 .28%
International Equity Funds 25 .59%
Fixed Income Funds 17 .14%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 56,924 $ 18,120 $ 2,505 $ 74,487
Diversified International Fund 65,705 31,622 4,074 109,827
High Income Fund 11,681 3,571 784 14,795
International Small Company Fund 7,573 2,469 487 11,122
LargeCap S&P 500 Index Fund 169,016 38,447 22,639 215,140
MidCap S&P 400 Index Fund 43,300 12,263 4,808 53,701
Origin Emerging Markets Fund 6,620 4,538 456 12,369
Real Estate Securities Fund 9,294 2,373 394 11,784
SmallCap S&P 600 Index Fund 14,414 5,185 1,733 17,687
$ 384,527 $ 118,588 $ 37,880 $ 520,912
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,000 $ — $ — $ 1,948
Diversified International Fund 854 7 — 16,567
High Income Fund 720 — — 327
International Small Company Fund 115 — — 1,567
LargeCap S&P 500 Index Fund 2,599 14 2,330 30,302
MidCap S&P 400 Index Fund 655 (2) 2,522 2,948
Origin Emerging Markets Fund 234 — — 1,667
Real Estate Securities Fund 185 — 97 511
SmallCap S&P 600 Index Fund 211 (1) 1,309 (178)
$ 6,573 $ 18 $ 6,258 $ 55,659
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 45 .43%
Diversified International Fund
(a)
6,073,540 $ 79,442
International Small Company Fund
(a)
806,012 8,084
MidCap S&P 400 Index Fund
(a)
1,772,311 39,452
Origin Emerging Markets Fund
(a)
893,451 9,033
Real Estate Securities Fund
(a)
288,214 7,741
SmallCap S&P 600 Index Fund
(a)
491,492 12,813
$ 156,565
Principal Funds, Inc. Institutional Class - 54 .58%
Bond Market Index Fund
(a)
3,014,364 25,833
High Income Fund
(a)
821,209 6,627
LargeCap S&P 500 Index Fund
(a)
6,705,232 155,629
$ 188,089
TOTAL INVESTMENT COMPANIES $ 344,654
Total Investments $ 344,654
Other Assets and Liabilities -  (0.01)% (35)
TOTAL NET ASSETS - 100.00% $ 344,619
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 62 .58%
International Equity Funds 28 .01%
Fixed Income Funds 9 .42%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 19,490 $ 6,473 $ 798 $ 25,833
Diversified International Fund 47,714 22,385 2,599 79,442
High Income Fund 5,085 1,707 308 6,627
International Small Company Fund 5,525 1,751 329 8,084
LargeCap S&P 500 Index Fund 124,117 25,994 16,319 155,629
MidCap S&P 400 Index Fund 32,078 8,487 3,307 39,452
Origin Emerging Markets Fund 4,787 3,347 310 9,033
Real Estate Securities Fund 6,190 1,455 244 7,741
SmallCap S&P 600 Index Fund 10,581 3,543 1,200 12,813
$ 255,567 $ 75,142 $ 25,414 $ 344,654
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 334 $ — $ — $ 668
Diversified International Fund 611 1 — 11,941
High Income Fund 313 — — 143
International Small Company Fund 83 — — 1,137
LargeCap S&P 500 Index Fund 1,855 21 1,667 21,816
MidCap S&P 400 Index Fund 474 (3) 1,829 2,197
Origin Emerging Markets Fund 166 — — 1,209
Real Estate Securities Fund 121 — 63 340
SmallCap S&P 600 Index Fund 150 (2) 936 (109)
$ 4,107 $ 17 $ 4,495 $ 39,342
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48 .12%
Diversified International Fund
(a)
5,634,102 $ 73,694
International Small Company Fund
(a)
748,520 7,508
MidCap S&P 400 Index Fund
(a)
1,637,874 36,459
Origin Emerging Markets Fund
(a)
833,279 8,424
Real Estate Securities Fund
(a)
250,736 6,735
SmallCap S&P 600 Index Fund
(a)
469,537 12,241
$ 145,061
Principal Funds, Inc. Institutional Class - 51 .89%
Bond Market Index Fund
(a)
1,040,607 8,918
High Income Fund
(a)
375,109 3,027
LargeCap S&P 500 Index Fund
(a)
6,224,053 144,460
$ 156,405
TOTAL INVESTMENT COMPANIES $ 301,466
Total Investments $ 301,466
Other Assets and Liabilities -  (0.01)% (29)
TOTAL NET ASSETS - 100.00% $ 301,437
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 66 .31%
International Equity Funds 29 .73%
Fixed Income Funds 3 .97%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 7,135 $ 1,725 $ 192 $ 8,918
Diversified International Fund 43,593 20,475 1,268 73,694
High Income Fund 2,420 649 109 3,027
International Small Company Fund 5,039 1,589 154 7,508
LargeCap S&P 500 Index Fund 111,808 24,691 12,012 144,460
MidCap S&P 400 Index Fund 28,895 7,959 2,389 36,459
Origin Emerging Markets Fund 4,426 3,028 144 8,424
Real Estate Securities Fund 5,289 1,301 141 6,735
SmallCap S&P 600 Index Fund 9,748 3,429 843 12,241
$ 218,353 $ 64,846 $ 17,252 $ 301,466
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 123 $ — $ — $ 250
Diversified International Fund 553 1 — 10,893
High Income Fund 146 — — 67
International Small Company Fund 75 — — 1,034
LargeCap S&P 500 Index Fund 1,687 (9) 1,515 19,982
MidCap S&P 400 Index Fund 429 (2) 1,653 1,996
Origin Emerging Markets Fund 152 — — 1,114
Real Estate Securities Fund 104 — 54 286
SmallCap S&P 600 Index Fund 139 (2) 867 (91)
$ 3,408 $ (12) $ 4,089 $ 35,531
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48 .22%
Diversified International Fund
(a)
3,202,839 $ 41,893
International Small Company Fund
(a)
429,791 4,311
MidCap S&P 400 Index Fund
(a)
935,312 20,820
Origin Emerging Markets Fund
(a)
473,933 4,791
Real Estate Securities Fund
(a)
143,609 3,857
SmallCap S&P 600 Index Fund
(a)
275,627 7,186
$ 82,858
Principal Funds, Inc. Institutional Class - 51 .79%
Bond Market Index Fund
(a)
597,294 5,119
High Income Fund
(a)
215,017 1,735
LargeCap S&P 500 Index Fund
(a)
3,539,672 82,156
$ 89,010
TOTAL INVESTMENT COMPANIES $ 171,868
Total Investments $ 171,868
Other Assets and Liabilities -  (0.01)% (20)
TOTAL NET ASSETS - 100.00% $ 171,848
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 66 .34%
International Equity Funds 29 .68%
Fixed Income Funds 3 .99%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 3,661 $ 1,393 $ 63 $ 5,119
Diversified International Fund 22,436 14,017 418 41,893
High Income Fund 1,241 502 43 1,735
International Small Company Fund 2,597 1,211 51 4,311
LargeCap S&P 500 Index Fund 57,116 19,707 5,746 82,156
MidCap S&P 400 Index Fund 14,791 6,017 1,152 20,820
Origin Emerging Markets Fund 2,269 1,969 48 4,791
Real Estate Securities Fund 2,703 1,044 46 3,857
SmallCap S&P 600 Index Fund 5,023 2,563 403 7,186
$ 111,837 $ 48,423 $ 7,970 $ 171,868
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 64 $ — $ — $ 128
Diversified International Fund 290 — — 5,858
High Income Fund 80 — — 35
International Small Company Fund 39 — — 554
LargeCap S&P 500 Index Fund 879 — 789 11,079
MidCap S&P 400 Index Fund 223 — 860 1,164
Origin Emerging Markets Fund 80 — — 601
Real Estate Securities Fund 57 — 28 156
SmallCap S&P 600 Index Fund 73 — 456 3
$ 1,785 $ — $ 2,133 $ 19,578
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48 .30%
Diversified International Fund
(a)
1,535,719 $ 20,087
International Small Company Fund
(a)
207,751 2,084
MidCap S&P 400 Index Fund
(a)
450,170 10,021
Origin Emerging Markets Fund
(a)
227,316 2,298
Real Estate Securities Fund
(a)
69,114 1,857
SmallCap S&P 600 Index Fund
(a)
136,105 3,548
$ 39,895
Principal Funds, Inc. Institutional Class - 51 .71%
Bond Market Index Fund
(a)
288,410 2,471
High Income Fund
(a)
103,723 837
LargeCap S&P 500 Index Fund
(a)
1,697,490 39,399
$ 42,707
TOTAL INVESTMENT COMPANIES $ 82,602
Total Investments $ 82,602
Other Assets and Liabilities -  (0.01)% (11)
TOTAL NET ASSETS - 100.00% $ 82,591
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 66 .39%
International Equity Funds 29 .62%
Fixed Income Funds 4 .00%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 1,654 $ 794 $ 34 $ 2,471
Diversified International Fund 10,220 7,371 222 20,087
High Income Fund 561 281 22 837
International Small Company Fund 1,188 666 27 2,084
LargeCap S&P 500 Index Fund 25,588 11,174 2,566 39,399
MidCap S&P 400 Index Fund 6,676 3,343 553 10,021
Origin Emerging Markets Fund 1,040 1,002 24 2,298
Real Estate Securities Fund 1,216 593 25 1,857
SmallCap S&P 600 Index Fund 2,314 1,422 199 3,548
$ 50,457 $ 26,646 $ 3,672 $ 82,602
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 30 $ — $ — $ 57
Diversified International Fund 133 — — 2,718
High Income Fund 38 — — 17
International Small Company Fund 18 — — 257
LargeCap S&P 500 Index Fund 401 — 361 5,203
MidCap S&P 400 Index Fund 102 — 394 555
Origin Emerging Markets Fund 37 — — 280
Real Estate Securities Fund 26 — 13 73
SmallCap S&P 600 Index Fund 34 — 214 11
$ 819 $ — $ 982 $ 9,171
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48 .39%
Diversified International Fund
(a)
448,290 $ 5,864
International Small Company Fund
(a)
60,932 611
MidCap S&P 400 Index Fund
(a)
131,961 2,938
Origin Emerging Markets Fund
(a)
66,390 671
Real Estate Securities Fund
(a)
20,336 546
SmallCap S&P 600 Index Fund
(a)
40,246 1,049
$ 11,679
Principal Funds, Inc. Institutional Class - 51 .65%
Bond Market Index Fund
(a)
84,665 726
High Income Fund
(a)
30,435 246
LargeCap S&P 500 Index Fund
(a)
495,284 11,495
$ 12,467
TOTAL INVESTMENT COMPANIES $ 24,146
Total Investments $ 24,146
Other Assets and Liabilities -  (0.04)% (9)
TOTAL NET ASSETS - 100.00% $ 24,137
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 66 .40%
International Equity Funds 29 .61%
Fixed Income Funds 4 .03%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 428 $ 304 $ 20 $ 726
Diversified International Fund 2,609 2,661 145 5,864
High Income Fund 145 106 10 246
International Small Company Fund 302 257 17 611
LargeCap S&P 500 Index Fund 6,689 4,271 949 11,495
MidCap S&P 400 Index Fund 1,730 1,243 204 2,938
Origin Emerging Markets Fund 259 352 15 671
Real Estate Securities Fund 315 227 16 546
SmallCap S&P 600 Index Fund 590 523 77 1,049
$ 13,067 $ 9,944 $ 1,453 $ 24,146
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 8 $ — $ — $ 14
Diversified International Fund 34 — — 739
High Income Fund 10 — — 5
International Small Company Fund 5 — — 69
LargeCap S&P 500 Index Fund 105 — 94 1,484
MidCap S&P 400 Index Fund 27 — 102 169
Origin Emerging Markets Fund 9 — — 75
Real Estate Securities Fund 7 — 3 20
SmallCap S&P 600 Index Fund 9 — 55 13
$ 214 $ — $ 254 $ 2,588
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2070 Fund
July 31, 2023 (unaudited)
See accompanying notes.

Amounts shown are in whole dollars.
INVESTMENT COMPANIES - 103.23 % Shares Held Value
Principal Funds, Inc. Class R-6 – 49.98%
Diversified International Fund
(a)
5,152 $ 6 7,392
International Small Company Fund
(a)
734 7 ,362
MidCap S&P 400 Index Fund
(a)
1,579 35 ,158
Origin Emerging Markets Fund
(a)
762 7,699
Real Estate Securities Fund
(a)
246 6,613
SmallCap S&P 600 Index Fund
(a)
507 13 ,214
$ 13 7,438
Principal Funds, Inc. Institutional Class - 53. 25%
Bond Market Index Fund
(a)
1,030 8,823
High Income Fund
(a)
365 2,950
LargeCap S&P 500 Index Fund
(a)
5,801 134 ,639
$ 146 ,412
TOTAL INVESTMENT COMPANIES $ 28 3,850
Total Investments $ 28 3,850
Other Assets and Liabilities -  (3.23)% (8,878)
TOTAL NET ASSETS - 100.00% $ 27 4,972
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68.96%
International Equity Funds 29.99%
Fixed Income Funds 4.28%
Other Assets and Liabilities
(3 .23 )%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ — $ 1 1,915 $ 3 ,1 40 $ 8,823
Diversified International Fund — 83 ,489 18 ,917 6 7,392
High Income Fund — 3 ,893 975 2,950
International Small Company Fund — 9,637 2,543 7 ,362
LargeCap S&P 500 Index Fund — 16 4,991 4 0,48 8 134 ,639
MidCap S&P 400 Index Fund — 45 ,254 12 ,409 35 ,158
Origin Emerging Markets Fund — 9,519 2,209 7,699
Real Estate Securities Fund — 8,793 2 ,475 6,613
SmallCap S&P 600 Index Fund — 1 8,573 6,211 13 ,214
$ — $ 35 6 ,064 $ 89,36 7 $ 28 3,850
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ — $ 15 $ — $ 33
Diversified International Fund — 118 — 2,702
High Income Fund 38 2 — 30
International Small Company Fund — 11 — 257
LargeCap S&P 500 Index Fund — 458 — 9,678
MidCap S&P 400 Index Fund — (5) — 2 ,318
Origin Emerging Markets Fund — 9 — 380
Real Estate Securities Fund 32 33 — 262
SmallCap S&P 600 Index Fund — (22) — 874
$ 70 $ 619 $ — $ 1 6,534

Schedule of Investments
Principal LifeTime Hybrid Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19 .39%
Diversified International Fund
(a)
713,537 $ 9,333
Diversified Real Asset Fund
(a)
234,675 2,629
International Small Company Fund
(a)
94,626 949
MidCap S&P 400 Index Fund
(a)
211,017 4,697
Origin Emerging Markets Fund
(a)
103,578 1,047
SmallCap S&P 600 Index Fund
(a)
56,436 1,471
$ 20,126
Principal Funds, Inc. Institutional Class - 80 .64%
Bond Market Index Fund
(a)
4,075,415 34,926
High Income Fund
(a)
846,242 6,829
Inflation Protection Fund
(a)
824,887 6,459
LargeCap S&P 500 Index Fund
(a)
779,050 18,082
Short-Term Income Fund
(a)
1,498,260 17,425
$ 83,721
TOTAL INVESTMENT COMPANIES $ 103,847
Total Investments $ 103,847
Other Assets and Liabilities -  (0.03)% (26)
TOTAL NET ASSETS - 100.00% $ 103,821
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 63 .22%
Domestic Equity Funds 23 .37%
International Equity Funds 10 .91%
Specialty Funds 2 .53%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 31,202 $ 8,311 $ 5,705 $ 34,926
Diversified International Fund 5,549 3,436 1,092 9,333
Diversified Real Asset Fund 2,296 788 355 2,629
High Income Fund 6,001 1,803 1,135 6,829
Inflation Protection Fund 6,171 1,807 1,349 6,459
International Small Company Fund 650 297 135 949
LargeCap S&P 500 Index Fund 15,478 3,943 3,987 18,082
MidCap S&P 400 Index Fund 4,034 1,271 864 4,697
Origin Emerging Markets Fund 572 452 122 1,047
Short-Term Income Fund 14,162 5,400 2,456 17,425
SmallCap S&P 600 Index Fund 1,307 488 299 1,471
$ 87,422 $ 27,996 $ 17,499 $ 103,847
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 533 $ (7) $ — $ 1,125
Diversified International Fund 76 8 — 1,432
Diversified Real Asset Fund 100 — 141 (100)
High Income Fund 357 — — 160
Inflation Protection Fund 361 (2) — (168)
International Small Company Fund 10 — — 137
LargeCap S&P 500 Index Fund 232 (7) 207 2,655
MidCap S&P 400 Index Fund 61 — 235 256
Origin Emerging Markets Fund 21 1 — 144
Short-Term Income Fund 373 — — 319
SmallCap S&P 600 Index Fund 19 (1) 119 (24)
$ 2,143 $ (8) $ 702 $ 5,936
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 55 .58%
Blue Chip Fund
(a),(b)
865,824 $ 30,711
Core Fixed Income Fund
(a)
33,801,283 285,959
Diversified International Fund
(a)
3,569,141 46,684
Diversified Real Asset Fund
(a)
1,817,812 20,360
International Small Company Fund
(a)
769,778 7,721
LargeCap Growth Fund I
(a),(b)
1,803,546 31,075
MidCap Fund
(a),(b)
133,578 4,869
MidCap Value Fund I
(a)
1,100,190 18,384
Origin Emerging Markets Fund
(a)
1,238,383 12,520
SmallCap Growth Fund I
(a),(b)
402,855 5,704
SmallCap Value Fund II
(a)
494,408 5,938
$ 469,925
Principal Funds, Inc. Institutional Class - 44 .43%
Equity Income Fund
(a)
752,150 28,018
High Income Fund
(a)
6,933,837 55,956
Inflation Protection Fund
(a)
6,741,556 52,786
LargeCap S&P 500 Index Fund
(a)
1,267,161 29,411
LargeCap Value Fund III
(a)
1,523,375 27,634
MidCap Growth Fund III
(a),(b)
1,151,689 13,809
Overseas Fund
(a)
2,277,098 25,344
Short-Term Income Fund
(a)
12,273,697 142,743
$ 375,701
TOTAL INVESTMENT COMPANIES $ 845,626
Total Investments $ 845,626
Other Assets and Liabilities -  (0.01)% (43)
TOTAL NET ASSETS - 100.00% $ 845,583
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 63 .56%
Domestic Equity Funds 23 .13%
International Equity Funds 10 .91%
Specialty Funds 2 .41%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 11,668 $ 9,397 $ 3,815 $ 30,711
Core Fixed Income Fund 120,914 216,103 23,900 285,959
Diversified International Fund 13,369 38,703 2,961 46,684
Diversified Real Asset Fund 8,662 12,748 1,450 20,360
Equity Income Fund 12,022 11,495 3,756 28,018
High Income Fund 23,040 43,352 4,534 55,956
Inflation Protection Fund 24,127 38,031 5,791 52,786
International Small Company Fund 2,540 5,274 552 7,721
LargeCap Growth Fund I 11,630 25,844 3,798 31,075
LargeCap S&P 500 Index Fund 11,924 9,187 3,780 29,411
LargeCap Value Fund III 12,114 18,801 3,730 27,634
MidCap Fund 1,907 1,413 597 4,869
MidCap Growth Fund III 5,412 7,805 1,534 13,809
MidCap Value Fund I 7,584 10,878 2,090 18,384
Origin Emerging Markets Fund 3,237 10,873 725 12,520
Overseas Fund 6,498 14,767 1,246 25,344
Short-Term Income Fund 53,323 101,219 10,031 142,743
SmallCap Growth Fund I 2,321 2,149 718 5,704
SmallCap Value Fund II 2,412 2,879 713 5,938
$ 334,704 $ 580,918 $ 75,721 $ 845,626
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (758) $ 77 $ 14,219
Core Fixed Income Fund 4,068 (1,413) — (25,745)
Diversified International Fund 175 52 — (2,479)
Diversified Real Asset Fund 437 (1) 508 401
Equity Income Fund 294 (168) 417 8,425
High Income Fund 1,809 (326) — (5,576)
Inflation Protection Fund 1,326 (164) — (3,417)
International Small Company Fund 39 — — 459
LargeCap Growth Fund I — (57) 1,098 (2,544)
LargeCap S&P 500 Index Fund 170 (258) 153 12,338
LargeCap Value Fund III 192 (29) 884 478
MidCap Fund — (140) 59 2,286
MidCap Growth Fund III — 117 97 2,009
MidCap Value Fund I 112 4 402 2,008
Origin Emerging Markets Fund 115 13 — (878)
Overseas Fund 199 12 423 5,313
Short-Term Income Fund 1,848 15 — (1,783)
SmallCap Growth Fund I — 211 18 1,741
SmallCap Value Fund II 66 27 185 1,333
$ 10,850 $ (2,863) $ 4,321 $ 8,588
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .03 % Shares Held Value (000's)
Money Market Funds - 2 .03%
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(b)
118,660,804 $ 118,661
TOTAL INVESTMENT COMPANIES $ 118,661
COMMON STOCKS - 98 .03 % Shares Held Value (000's)
Entertainment - 0 .96%
Marriott Vacations Worldwide Corp 438,498 $ 56,351
REITs - 97 .07%
Agree Realty Corp 1,054,306 68,298
Alexandria Real Estate Equities Inc 1,601,421 201,267
American Homes 4 Rent 5,896,869 221,015
American Tower Corp 1,140,096 216,972
Apartment Income REIT Corp 2,983,584 103,053
Apple Hospitality REIT Inc 3,423,349 53,062
AvalonBay Communities Inc 1,561,091 294,500
Boston Properties Inc 646,600 43,083
Broadstone Net Lease Inc 4,899,431 79,861
Cousins Properties Inc 2,756,086 67,331
CubeSmart 2,471,420 107,161
DiamondRock Hospitality Co 4,593,937 39,048
Digital Realty Trust Inc 1,917,342 238,939
Equinix Inc 289,464 234,443
Equity LifeStyle Properties Inc 2,363,230 168,215
Equity Residential 788,706 52,007
Essex Property Trust Inc 930,542 226,633
Extra Space Storage Inc 1,662,843 232,083
First Industrial Realty Trust Inc 2,763,481 142,872
Gaming and Leisure Properties Inc 2,709,297 128,583
Healthcare Realty Trust Inc 3,366,874 65,755
InvenTrust Properties Corp 1,262,318 30,725
Invitation Homes Inc 6,492,516 230,484
Kilroy Realty Corp 1,827,839 65,254
National Health Investors Inc 882,153 48,439
NETSTREIT Corp 1,943,309 34,766
Prologis Inc 3,485,434 434,808
Public Storage 426,548 120,180
Regency Centers Corp 2,595,424 170,078
Rexford Industrial Realty Inc 3,619,276 199,386
Sabra Health Care REIT Inc 7,049,294 91,570
Saul Centers Inc 465,312 17,938
Simon Property Group Inc 684,559 85,296
Sun Communities Inc 1,606,220 209,290
Terreno Realty Corp 1,624,419 96,393
Ventas Inc 6,633,412 321,853
VICI Properties Inc 8,325,882 262,099
Welltower Inc 3,452,235 283,601
$ 5,686,341
TOTAL COMMON STOCKS $ 5,742,692
Total Investments $ 5,861,353
Other Assets and Liabilities -  (0.06)% (3,730)
TOTAL NET ASSETS - 100.00% $ 5,857,623
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Financial 97 .07%
Money Market Funds 2 .03%
Consumer, Cyclical 0 .96%
Other Assets and Liabilities
( 0 .06 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 634,635 $ 515,974 $ 118,661
Principal Government Money Market Fund - Institutional Class 5.14% 141,406 171,305 312,711 —
$ 141,406 $ 805,940 $ 828,685 $ 118,661
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 2,747 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 140 — — —
$ 2,887 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 1 .48%
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(b)
64,966,335 $ 64,966
Principal Exchange-Traded Funds - 9 .22%
Principal U.S. Mega-Cap ETF
(a)
7,954,257 359,055
Principal U.S. Small-Cap ETF
(a)
1,049,700 46,610
$ 405,665
Principal Funds, Inc. Class R-6 - 49 .88%
Blue Chip Fund
(a),(c)
11,674,791 414,105
Core Fixed Income Fund
(a)
70,569,185 597,015
Diversified International Fund
(a)
15,491,381 202,627
Diversified Real Asset Fund
(a)
11,474,617 128,516
High Yield Fund
(a)
23,981,352 155,639
International Equity Index Fund
(a)
3,845,502 43,223
International Small Company Fund
(a)
4,595,793 46,096
LargeCap Growth Fund I
(a),(c)
9,255,951 159,480
MidCap Fund
(a),(c)
2,116,514 77,147
Origin Emerging Markets Fund
(a)
11,022,147 111,434
Real Estate Securities Fund
(a)
1,614,440 43,364
Small-MidCap Dividend Income Fund
(a)
5,283,186 90,607
Spectrum Preferred and Capital Securities Income
Fund
(a)
14,449,485 125,277
$ 2,194,530
Principal Funds, Inc. Institutional Class - 39 .45%
Bond Market Index Fund
(a)
42,344,436 362,892
Equity Income Fund
(a)
8,563,567 318,993
Finisterre Emerging Markets Total Return Bond
Fund
(a)
6,593,109 58,547
Government & High Quality Bond Fund
(a)
6,756,397 59,929
Inflation Protection Fund
(a)
9,550,784 74,783
LargeCap S&P 500 Index Fund
(a)
4,077,791 94,645
LargeCap Value Fund III
(a)
9,015,800 163,547
Overseas Fund
(a)
9,736,469 108,367
Principal Capital Appreciation Fund
(a)
5,584,489 366,454
Short-Term Income Fund
(a)
10,952,738 127,380
$ 1,735,537
TOTAL INVESTMENT COMPANIES $ 4,400,698
Total Investments $ 4,400,698
Other Assets and Liabilities -  (0.03)% (1,494)
TOTAL NET ASSETS - 100.00% $ 4,399,204
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 48 .50%
Fixed Income Funds 35 .50%
International Equity Funds 11 .63%
Specialty Funds 2 .92%
Money Market Funds 1 .48%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
July 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 462,224 $ 17,269 $ 159,333 $ 414,105
Bond Market Index Fund 348,711 14,138 12,211 362,892
Core Fixed Income Fund 435,431 159,540 8,496 597,015
Diversified International Fund 188,886 5,027 30,399 202,627
Diversified Real Asset Fund 182,301 19,800 63,939 128,516
Equity Income Fund 417,395 24,378 139,140 318,993
Finisterre Emerging Markets Total Return Bond Fund 50,715 4,191 2,549 58,547
Global Real Estate Securities Fund 18,036 220 19,684 —
Government & High Quality Bond Fund 105,004 3,198 53,007 59,929
High Yield Fund 110,274 59,390 18,982 155,639
Inflation Protection Fund 84,559 6,492 13,643 74,783
International Equity Index Fund — 42,166 405 43,223
International Small Company Fund 40,658 982 3,133 46,096
LargeCap Growth Fund I 70,015 76,176 9,856 159,480
LargeCap S&P 500 Index Fund — 84,194 434 94,645
LargeCap Value Fund III 126,011 86,421 51,152 163,547
MidCap Fund 179,931 6,124 122,323 77,147
Origin Emerging Markets Fund 136,502 17,875 67,439 111,434
Overseas Fund 63,068 31,640 4,835 108,367
Principal Capital Appreciation Fund 329,698 8,132 28,419 366,454
Principal Government Money Market Fund - Class R-6 5.19% — 143,081 78,115 64,966
Principal Government Money Market Fund - Institutional Class 5.14% 41,450 211 41,661 —
Principal U.S. Mega-Cap ETF 242,853 49,434 — 359,055
Principal U.S. Small-Cap ETF 53,999 — 11,355 46,610
Real Estate Securities Fund — 43,380 — 43,364
Short-Term Income Fund 126,548 5,487 7,292 127,380
Small-MidCap Dividend Income Fund — 87,007 2,443 90,607
Spectrum Preferred and Capital Securities Income Fund 196,310 8,990 82,181 125,277
$ 4,010,579 $ 1,004,943 $ 1,032,426 $ 4,400,698
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 1,291 $ 3,224 $ 92,654
Bond Market Index Fund 5,828 (498) — 12,752
Core Fixed Income Fund 13,225 (1,218) — 11,758
Diversified International Fund 2,222 (4,242) — 43,355
Diversified Real Asset Fund 6,922 (11,319) 10,734 1,673
Equity Income Fund 6,642 24,784 15,379 (8,424)
Finisterre Emerging Markets Total Return Bond Fund 2,559 (541) — 6,731
Global Real Estate Securities Fund 220 3,909 — (2,481)
Government & High Quality Bond Fund 1,627 (4,371) — 9,105
High Yield Fund 5,092 (2,274) — 7,231
Inflation Protection Fund 5,059 (1,544) — (1,081)
International Equity Index Fund — 1 — 1,461
International Small Company Fund 558 (146) — 7,735
LargeCap Growth Fund I — (3,745) 7,007 26,890
LargeCap S&P 500 Index Fund — 34 — 10,851
LargeCap Value Fund III 2,095 (6,172) 9,703 8,439
MidCap Fund — (21,179) 5,534 34,594
Origin Emerging Markets Fund 4,373 (23,504) — 48,000
Overseas Fund 1,737 (335) 3,700 18,829
Principal Capital Appreciation Fund 3,196 (6,506) — 63,549
Principal Government Money Market Fund - Class R-6 5.19% 2,029 — — —
Principal Government Money Market Fund - Institutional Class 5.14% 172 — — —
Principal U.S. Mega-Cap ETF 3,180 — — 66,768
Principal U.S. Small-Cap ETF 410 4,398 — (432)
Real Estate Securities Fund — — — (16)
Short-Term Income Fund 2,794 (314) — 2,951
Small-MidCap Dividend Income Fund 708 (79) — 6,122
Spectrum Preferred and Capital Securities Income Fund 7,111 (14,036) — 16,194
$ 77,759 $ (67,606) $ 55,281 $ 485,208
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .50%
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(b)
8,818,837 $ 8,819
Principal Exchange-Traded Funds - 5 .96%
Principal U.S. Mega-Cap ETF
(a)
1,993,648 89,993
Principal U.S. Small-Cap ETF
(a)
318,700 14,151
$ 104,144
Principal Funds, Inc. Class R-6 - 50 .66%
Blue Chip Fund
(a),(c)
3,109,692 110,301
Core Fixed Income Fund
(a)
49,274,311 416,861
Diversified International Fund
(a)
3,456,088 45,206
Diversified Real Asset Fund
(a)
3,734,857 41,830
High Yield Fund
(a)
10,542,132 68,418
International Equity Index Fund
(a)
1,324,557 14,888
International Small Company Fund
(a)
1,117,510 11,209
LargeCap Growth Fund I
(a),(c)
1,373,005 23,657
MidCap Fund
(a),(c)
501,422 18,277
Origin Emerging Markets Fund
(a)
3,128,521 31,629
Real Estate Securities Fund
(a)
481,950 12,945
Small-MidCap Dividend Income Fund
(a)
1,299,277 22,282
Spectrum Preferred and Capital Securities Income
Fund
(a)
7,777,357 67,430
$ 884,933
Principal Funds, Inc. Institutional Class - 42 .92%
Bond Market Index Fund
(a)
29,233,849 250,534
Equity Income Fund
(a)
3,020,505 112,514
Finisterre Emerging Markets Total Return Bond
Fund
(a)
4,557,179 40,468
Government & High Quality Bond Fund
(a)
4,692,749 41,625
Inflation Protection Fund
(a)
6,886,769 53,923
LargeCap S&P 500 Index Fund
(a)
1,259,698 29,238
LargeCap Value Fund III
(a)
1,207,470 21,903
Overseas Fund
(a)
1,688,741 18,796
Principal Capital Appreciation Fund
(a)
1,548,108 101,587
Short-Term Income Fund
(a)
6,806,411 79,158
$ 749,746
TOTAL INVESTMENT COMPANIES $ 1,747,642
Total Investments $ 1,747,642
Other Assets and Liabilities -  (0.04)% (759)
TOTAL NET ASSETS - 100.00% $ 1,746,883
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 58 .30%
Domestic Equity Funds 31 .87%
International Equity Funds 6 .97%
Specialty Funds 2 .40%
Money Market Funds 0 .50%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 134,086 $ 5,678 $ 55,334 $ 110,301
Bond Market Index Fund 239,728 12,428 10,013 250,534
Core Fixed Income Fund 313,677 108,578 13,213 416,861
Diversified International Fund 46,853 1,714 12,610 45,206
Diversified Real Asset Fund 45,193 5,665 7,005 41,830
Equity Income Fund 148,074 10,912 52,287 112,514
Finisterre Emerging Markets Total Return Bond Fund 37,368 2,696 4,091 40,468
Global Real Estate Securities Fund 9,175 224 10,103 —
Government & High Quality Bond Fund 79,116 2,516 43,233 41,625
High Yield Fund 48,844 27,826 10,449 68,418
Inflation Protection Fund 54,988 4,779 4,171 53,923
International Equity Index Fund — 14,521 135 14,888
International Small Company Fund 10,469 486 1,628 11,209
LargeCap Growth Fund I — 20,722 482 23,657
LargeCap S&P 500 Index Fund — 26,010 100 29,238
LargeCap Value Fund III — 20,854 394 21,903
MidCap Fund 44,649 2,225 31,838 18,277
Origin Emerging Markets Fund 34,023 7,076 15,810 31,629
Overseas Fund 10,712 5,690 989 18,796
Principal Capital Appreciation Fund 89,850 3,571 7,496 101,587
Principal Government Money Market Fund - Class R-6 5.19% — 40,829 32,010 8,819
Principal Government Money Market Fund - Institutional Class 5.14% 15,062 77 15,139 —
Principal U.S. Mega-Cap ETF 60,311 13,012 — 89,993
Principal U.S. Small-Cap ETF 13,865 — 928 14,151
Real Estate Securities Fund — 12,950 — 12,945
Short-Term Income Fund 77,296 4,393 4,140 79,158
Small-MidCap Dividend Income Fund — 20,938 177 22,282
Spectrum Preferred and Capital Securities Income Fund 102,291 5,071 41,055 67,430
$ 1,615,630 $ 381,441 $ 374,830 $ 1,747,642
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (2,577) $ 936 $ 28,448
Bond Market Index Fund 4,016 (481) — 8,872
Core Fixed Income Fund 9,357 (2,191) — 10,010
Diversified International Fund 550 (1,671) — 10,920
Diversified Real Asset Fund 1,797 (1,044) 2,664 (979)
Equity Income Fund 2,349 (2,329) 5,453 8,144
Finisterre Emerging Markets Total Return Bond Fund 1,832 (867) — 5,362
Global Real Estate Securities Fund 111 1,629 — (925)
Government & High Quality Bond Fund 1,129 (4,770) — 7,996
High Yield Fund 2,197 (947) — 3,144
Inflation Protection Fund 3,274 (429) — (1,244)
International Equity Index Fund — (1) — 503
International Small Company Fund 139 (122) — 2,004
LargeCap Growth Fund I — 18 — 3,399
LargeCap S&P 500 Index Fund — 2 — 3,326
LargeCap Value Fund III — 4 — 1,439
MidCap Fund — (5,249) 1,380 8,490
Origin Emerging Markets Fund 1,094 (5,745) — 12,085
Overseas Fund 295 (50) 628 3,433
Principal Capital Appreciation Fund 874 (886) — 16,548
Principal Government Money Market Fund - Class R-6 5.19% 464 — — —
Principal Government Money Market Fund - Institutional Class 5.14% 63 — — —
Principal U.S. Mega-Cap ETF 793 — — 16,670
Principal U.S. Small-Cap ETF 112 360 — 854
Real Estate Securities Fund — — — (5)
Short-Term Income Fund 1,717 (198) — 1,807
Small-MidCap Dividend Income Fund 167 (13) — 1,534
Spectrum Preferred and Capital Securities Income Fund 3,737 (7,225) — 8,348
$ 36,067 $ (34,782) $ 11,061 $ 160,183
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 1 .30%
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(b)
39,144,120 $ 39,144
Principal Exchange-Traded Funds - 11 .94%
Principal U.S. Mega-Cap ETF
(a)
7,002,445 316,091
Principal U.S. Small-Cap ETF
(a)
955,800 42,440
$ 358,531
Principal Funds, Inc. Class R-6 - 48 .22%
Blue Chip Fund
(a),(c)
10,782,946 382,471
Core Fixed Income Fund
(a)
20,396,437 172,554
Diversified International Fund
(a)
14,243,616 186,306
Diversified Real Asset Fund
(a)
7,612,660 85,262
High Yield Fund
(a)
6,648,184 43,147
International Equity Index Fund
(a)
5,162,625 58,028
International Small Company Fund
(a)
4,200,308 42,129
LargeCap Growth Fund I
(a),(c)
8,087,097 139,341
MidCap Fund
(a),(c)
1,808,885 65,934
Origin Emerging Markets Fund
(a)
10,362,413 104,764
Real Estate Securities Fund
(a)
1,649,795 44,313
Small-MidCap Dividend Income Fund
(a)
5,052,104 86,644
Spectrum Preferred and Capital Securities Income
Fund
(a)
4,366,551 37,858
$ 1,448,751
Principal Funds, Inc. Institutional Class - 38 .58%
Bond Market Index Fund
(a)
11,976,581 102,639
Equity Income Fund
(a)
8,550,574 318,509
Finisterre Emerging Markets Total Return Bond
Fund
(a)
2,611,991 23,194
Government & High Quality Bond Fund
(a)
2,069,552 18,357
Inflation Protection Fund
(a)
2,411,657 18,883
LargeCap S&P 500 Index Fund
(a)
3,461,893 80,351
LargeCap Value Fund III
(a)
8,452,667 153,331
Overseas Fund
(a)
6,716,676 74,757
Principal Capital Appreciation Fund
(a)
5,148,285 337,830
Short-Term Income Fund
(a)
2,693,874 31,330
$ 1,159,181
TOTAL INVESTMENT COMPANIES $ 3,005,607
Total Investments $ 3,005,607
Other Assets and Liabilities -  (0.04)% (1,120)
TOTAL NET ASSETS - 100.00% $ 3,004,487
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 65 .48%
International Equity Funds 15 .51%
Fixed Income Funds 14 .91%
Specialty Funds 2 .84%
Money Market Funds 1 .30%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 415,457 $ 11,277 $ 130,232 $ 382,471
Bond Market Index Fund 98,574 3,729 3,160 102,639
Core Fixed Income Fund 132,873 41,439 5,158 172,554
Diversified International Fund 180,883 3,410 34,868 186,306
Diversified Real Asset Fund 130,058 13,793 51,275 85,262
Equity Income Fund 374,988 23,323 96,213 318,509
Finisterre Emerging Markets Total Return Bond Fund 20,977 1,090 1,417 23,194
Global Real Estate Securities Fund 12,119 329 13,409 —
Government & High Quality Bond Fund 27,520 743 11,003 18,357
High Yield Fund 30,903 16,574 5,718 43,147
Inflation Protection Fund 20,114 1,694 2,384 18,883
International Equity Index Fund — 56,665 598 58,028
International Small Company Fund 36,910 980 2,662 42,129
LargeCap Growth Fund I 70,100 58,695 9,522 139,341
LargeCap S&P 500 Index Fund — 71,383 270 80,351
LargeCap Value Fund III 116,273 68,078 32,939 153,331
MidCap Fund 171,041 6,349 123,443 65,934
Origin Emerging Markets Fund 123,270 18,160 59,130 104,764
Overseas Fund 47,908 17,147 4,483 74,757
Principal Capital Appreciation Fund 305,429 6,051 26,153 337,830
Principal Government Money Market Fund - Class R-6 5.19% — 126,524 87,380 39,144
Principal Government Money Market Fund - Institutional Class 5.14% 24,693 125 24,818 —
Principal U.S. Mega-Cap ETF 223,366 32,835 — 316,091
Principal U.S. Small-Cap ETF 57,290 — 18,427 42,440
Real Estate Securities Fund — 44,330 — 44,313
Short-Term Income Fund 30,935 1,352 1,613 31,330
Small-MidCap Dividend Income Fund — 83,458 2,630 86,644
Spectrum Preferred and Capital Securities Income Fund 54,755 2,500 19,914 37,858
$ 2,706,436 $ 712,033 $ 768,819 $ 3,005,607
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (4,448) $ 2,904 $ 90,417
Bond Market Index Fund 1,667 (118) — 3,614
Core Fixed Income Fund 3,919 (838) — 4,238
Diversified International Fund 2,104 (1,929) — 38,810
Diversified Real Asset Fund 4,908 (9,425) 7,673 2,111
Equity Income Fund 6,174 (1,016) 13,833 17,427
Finisterre Emerging Markets Total Return Bond Fund 1,047 (290) — 2,834
Global Real Estate Securities Fund 150 515 — 446
Government & High Quality Bond Fund 465 (1,164) — 2,261
High Yield Fund 1,419 (709) — 2,097
Inflation Protection Fund 1,112 (102) — (439)
International Equity Index Fund — (1) — 1,962
International Small Company Fund 506 (551) — 7,452
LargeCap Growth Fund I — (3,534) 7,027 23,602
LargeCap S&P 500 Index Fund — 25 — 9,213
LargeCap Value Fund III 1,926 (3,968) 8,936 5,887
MidCap Fund — (21,068) 5,294 33,055
Origin Emerging Markets Fund 3,983 (21,358) — 43,822
Overseas Fund 1,318 (456) 2,814 14,641
Principal Capital Appreciation Fund 2,964 (6,280) — 58,783
Principal Government Money Market Fund - Class R-6 5.19% 1,719 — — —
Principal Government Money Market Fund - Institutional Class 5.14% 103 — — —
Principal U.S. Mega-Cap ETF 2,877 — — 59,890
Principal U.S. Small-Cap ETF 413 7,139 — (3,562)
Real Estate Securities Fund — — — (17)
Short-Term Income Fund 690 (87) — 743
Small-MidCap Dividend Income Fund 686 (107) — 5,923
Spectrum Preferred and Capital Securities Income Fund 2,047 (3,592) — 4,109
$ 42,197 $ (73,362) $ 48,481 $ 429,319
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .69%
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(b)
17,073,761 $ 17,074
Principal Exchange-Traded Funds - 5 .49%
Principal Active High Yield ETF
(a)
2,073,084 38,228
Principal U.S. Mega-Cap ETF
(a)
2,149,095 97,010
$ 135,238
Principal Funds, Inc. Class R-6 - 46 .00%
Blue Chip Fund
(a),(c)
1,514,634 53,724
Core Fixed Income Fund
(a)
84,938,584 718,580
Diversified International Fund
(a)
5,019,462 65,655
Global Real Estate Securities Fund
(a)
1,387,183 12,554
High Yield Fund
(a)
12,357,616 80,201
LargeCap Growth Fund I
(a),(c)
1,569,309 27,039
Origin Emerging Markets Fund
(a)
1,280,757 12,949
Real Estate Securities Fund
(a)
457,015 12,275
Small-MidCap Dividend Income Fund
(a)
2,973,273 50,992
Spectrum Preferred and Capital Securities Income
Fund
(a)
11,457,334 99,335
$ 1,133,304
Principal Funds, Inc. Institutional Class - 47 .87%
Bond Market Index Fund
(a)
61,012,851 522,880
Equity Income Fund
(a)
2,245,803 83,656
Finisterre Emerging Markets Total Return Bond
Fund
(a)
5,941,621 52,761
Government & High Quality Bond Fund
(a)
12,041,015 106,804
Inflation Protection Fund
(a)
14,571,481 114,095
LargeCap S&P 500 Index Fund
(a)
1,197,537 27,795
LargeCap Value Fund III
(a)
1,398,651 25,371
Principal Capital Appreciation Fund
(a)
1,476,892 96,914
Short-Term Income Fund
(a)
12,800,180 148,866
$ 1,179,142
TOTAL INVESTMENT COMPANIES $ 2,464,758
Total Investments $ 2,464,758
Other Assets and Liabilities -  (0.05)% (1,309)
TOTAL NET ASSETS - 100.00% $ 2,463,449
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 76 .38%
Domestic Equity Funds 19 .28%
International Equity Funds 3 .70%
Money Market Funds 0 .69%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 96,311 $ 1,457 $ 59,152 $ 53,724
Bond Market Index Fund 504,952 34,721 34,212 522,880
Core Fixed Income Fund 638,270 107,299 45,028 718,580
Diversified International Fund 51,829 9,241 6,764 65,655
Equity Income Fund 160,898 8,333 90,130 83,656
Finisterre Emerging Markets Total Return Bond Fund 47,215 2,865 3,014 52,761
Global Real Estate Securities Fund 15,109 216 3,952 12,554
Government & High Quality Bond Fund 159,565 3,605 62,266 106,804
High Yield Fund 34,379 46,049 2,072 80,201
Inflation Protection Fund 122,655 8,040 12,915 114,095
LargeCap Growth Fund I — 24,785 1,816 27,039
LargeCap S&P 500 Index Fund — 24,815 228 27,795
LargeCap Value Fund III — 24,877 1,196 25,371
Origin Emerging Markets Fund 16,968 3,181 10,170 12,949
Principal Active High Yield ETF 51,184 — 14,636 38,228
Principal Capital Appreciation Fund 93,156 1,370 13,084 96,914
Principal Government Money Market Fund - Class R-6 5.19% — 45,594 28,520 17,074
Principal Government Money Market Fund - Institutional Class 5.14% 22,788 687 23,475 —
Principal U.S. Mega-Cap ETF 62,817 16,478 — 97,010
Real Estate Securities Fund — 12,280 — 12,275
Short-Term Income Fund 151,067 4,539 9,889 148,866
Small-MidCap Dividend Income Fund 32,564 20,151 5,156 50,992
Spectrum Preferred and Capital Securities Income Fund 184,049 6,857 94,181 99,335
$ 2,445,776 $ 407,440 $ 521,856 $ 2,464,758
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (2,252) $ 665 $ 17,360
Bond Market Index Fund 8,336 (1,542) — 18,961
Core Fixed Income Fund 17,004 (7,529) — 25,568
Diversified International Fund 606 (422) — 11,771
Equity Income Fund 2,222 (3,531) 5,828 8,086
Finisterre Emerging Markets Total Return Bond Fund 2,335 (691) — 6,386
Global Real Estate Securities Fund 180 489 — 692
Government & High Quality Bond Fund 2,681 (8,146) — 14,046
High Yield Fund 1,904 (163) — 2,008
Inflation Protection Fund 7,276 (1,357) — (2,328)
LargeCap Growth Fund I — 173 — 3,897
LargeCap S&P 500 Index Fund — 20 — 3,188
LargeCap Value Fund III — 25 — 1,665
Origin Emerging Markets Fund 535 (5,027) — 7,997
Principal Active High Yield ETF 2,168 (317) — 1,997
Principal Capital Appreciation Fund 905 (2,773) — 18,245
Principal Government Money Market Fund - Class R-6 5.19% 691 — — —
Principal Government Money Market Fund - Institutional Class 5.14% 96 — — —
Principal U.S. Mega-Cap ETF 837 — — 17,715
Real Estate Securities Fund — — — (5)
Short-Term Income Fund 3,303 (484) — 3,633
Small-MidCap Dividend Income Fund 828 (730) 1,324 4,163
Spectrum Preferred and Capital Securities Income Fund 6,141 (16,643) — 19,253
$ 58,048 $ (50,900) $ 7,817 $ 184,298
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .77%
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(b)
15,849,847 $ 15,850
Principal Exchange-Traded Funds - 13 .17%
Principal U.S. Mega-Cap ETF
(a)
5,220,800 235,667
Principal U.S. Small-Cap ETF
(a)
821,500 36,477
$ 272,144
Principal Funds, Inc. Class R-6 - 44 .83%
Blue Chip Fund
(a),(c)
8,645,734 306,664
Diversified International Fund
(a)
10,007,003 130,892
Diversified Real Asset Fund
(a)
4,541,496 50,865
International Equity Index Fund
(a)
4,635,259 52,100
International Small Company Fund
(a)
4,858,553 48,731
LargeCap Growth Fund I
(a),(c)
6,455,516 111,229
MidCap Fund
(a),(c)
1,110,679 40,484
Origin Emerging Markets Fund
(a)
9,261,580 93,635
Real Estate Securities Fund
(a)
376,256 10,106
Small-MidCap Dividend Income Fund
(a)
4,741,710 81,320
$ 926,026
Principal Funds, Inc. Institutional Class - 41 .27%
Bond Market Index Fund
(a)
4,823,743 41,339
Equity Income Fund
(a)
6,561,521 244,417
LargeCap S&P 500 Index Fund
(a)
2,786,936 64,685
LargeCap Value Fund III
(a)
6,756,274 122,559
Overseas Fund
(a)
9,195,107 102,341
Principal Capital Appreciation Fund
(a)
4,222,869 277,105
$ 852,446
TOTAL INVESTMENT COMPANIES $ 2,066,466
Total Investments $ 2,066,466
Other Assets and Liabilities -  (0.04)% (804)
TOTAL NET ASSETS - 100.00% $ 2,065,662
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 74 .10%
International Equity Funds 20 .71%
Specialty Funds 2 .46%
Fixed Income Funds 2 .00%
Money Market Funds 0 .77%
Other Assets and Liabilities
( 0 .04 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 306,500 $ 18,599 $ 85,268 $ 306,664
Bond Market Index Fund 51,755 1,764 14,197 41,339
Diversified International Fund 128,176 3,041 26,264 130,892
Diversified Real Asset Fund 47,373 6,571 1,200 50,865
Equity Income Fund 276,930 20,877 66,026 244,417
International Equity Index Fund — 50,687 349 52,100
International Small Company Fund 41,923 1,383 2,479 48,731
LargeCap Growth Fund I 56,726 44,825 6,338 111,229
LargeCap S&P 500 Index Fund — 57,934 707 64,685
LargeCap Value Fund III 94,002 52,380 25,267 122,559
MidCap Fund 124,290 5,453 97,395 40,484
Origin Emerging Markets Fund 109,410 14,683 50,505 93,635
Overseas Fund 71,864 17,522 7,040 102,341
Principal Capital Appreciation Fund 241,878 5,619 12,922 277,105
Principal Government Money Market Fund - Class R-6 5.19% — 50,830 34,980 15,850
Principal Government Money Market Fund - Institutional Class 5.14% 11,978 61 12,039 —
Principal U.S. Mega-Cap ETF 166,522 24,495 — 235,667
Principal U.S. Small-Cap ETF 50,014 — 16,609 36,477
Real Estate Securities Fund — 10,110 — 10,106
Small-MidCap Dividend Income Fund — 77,823 2,014 81,320
$ 1,779,341 $ 464,657 $ 461,599 $ 2,066,466
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (6,627) $ 2,151 $ 73,460
Bond Market Index Fund 859 (405) — 2,422
Diversified International Fund 1,491 (5,114) — 31,053
Diversified Real Asset Fund 1,947 (170) 2,818 (1,709)
Equity Income Fund 4,645 (2,173) 10,307 14,809
International Equity Index Fund — — — 1,762
International Small Company Fund 578 (744) — 8,648
LargeCap Growth Fund I — (201) 5,705 16,217
LargeCap S&P 500 Index Fund — 39 — 7,419
LargeCap Value Fund III 1,565 521 7,252 923
MidCap Fund — (11,953) 3,876 20,089
Origin Emerging Markets Fund 3,552 (2,161) — 22,208
Overseas Fund 1,960 (822) 4,211 20,817
Principal Capital Appreciation Fund 2,362 (3,102) — 45,632
Principal Government Money Market Fund - Class R-6 5.19% 685 — — —
Principal Government Money Market Fund - Institutional Class 5.14% 50 — — —
Principal U.S. Mega-Cap ETF 2,145 — — 44,650
Principal U.S. Small-Cap ETF 359 6,435 — (3,363)
Real Estate Securities Fund — — — (4)
Small-MidCap Dividend Income Fund 632 (81) — 5,592
$ 22,830 $ (26,558) $ 36,320 $ 310,625
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .98 % Shares Held Value (000's)
Money Market Funds - 1 .98%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
2,029,533 $ 2,029
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(c)
58,903,692 58,904
$ 60,933
TOTAL INVESTMENT COMPANIES $ 60,933
BONDS - 89 .84%
Principal
Amount (000's) Value (000's)
Agriculture - 0 .13%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 $ 4,200 $ 3,887
Airlines - 0 .49%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
9,025 8,752
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
6,505 6,376
$ 15,128
Automobile Asset Backed Securities - 7 .37%
BMW Vehicle Owner Trust 2023-A
5.72%, 04/27/2026 9,000 9,001
CPS Auto Receivables Trust 2022-A
0.98%, 04/16/2029
(d)
583 581
CPS Auto Receivables Trust 2023-C
6.13%, 09/15/2026
(d)
9,500 9,498
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
11,700 11,587
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
11,000 9,974
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(d)
10,250 9,223
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 6,700 6,676
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 7,500 7,502
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 10,000 9,973
Mercedes-Benz Auto Receivables Trust 2023-1
5.09%, 01/15/2026 4,997 4,979
Nissan Auto Receivables 2023-A Owner Trust
5.34%, 02/17/2026 8,000 7,972
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
16,750 16,161
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
27,000 25,619
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
10,300 10,057
Santander Drive Auto Receivables Trust 2022-5
3.98%, 01/15/2025 799 799
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
17,000 16,565
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
6,100 5,653
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
20,600 20,438
Toyota Auto Receivables 2023-A Owner Trust
5.05%, 01/15/2026 12,000 11,950
Westlake Automobile Receivables Trust 2021-1
0.64%, 03/16/2026
(d)
803 802
Westlake Automobile Receivables Trust 2022-2
6.20%, 08/15/2025
(d)
5,214 5,217
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.13%
World Omni Auto Receivables Trust 2022-A
1.15%, 04/15/2025 1,187 1,181
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
World Omni Auto Receivables Trust 2023-A
5.50%, 07/15/2026 $ 12,000 $ 12,001
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
World Omni Select Auto Trust 2023-A
5.92%, 03/15/2027 13,800 13,782
$ 227,191
Banks - 14 .63%
Bank of America Corp
0.98%, 09/25/2025
(e)
19,500 18,423
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(e)
19,600 17,745
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
19,400 17,822
Secured Overnight Financing Rate + 1.15%
4.20%, 08/26/2024 24,500 24,109
Bank of Montreal
0.95%, 01/22/2027
(e)
14,700 13,165
Secured Overnight Financing Rate + 0.60%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 4,702
Barclays PLC
2.28%, 11/24/2027
(e)
7,308 6,502
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
7,250 7,148
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
5.13%, 01/13/2029
(d),(e)
8,400 8,257
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Citigroup Inc
0.78%, 10/30/2024
(e)
9,600 9,472
Secured Overnight Financing Rate + 0.69%
1.12%, 01/28/2027
(e)
19,600 17,506
Secured Overnight Financing Rate + 0.77%
4.00%, 08/05/2024
(f)
10,750 10,539
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 9,200 8,814
0.96%, 11/08/2023 11,000 10,845
Fifth Third Bancorp
4.30%, 01/16/2024 15,700 15,571
Goldman Sachs Group Inc/The
1.22%, 12/06/2023 12,000 11,801
2.64%, 02/24/2028
(e)
8,600 7,787
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
10,500 10,161
Secured Overnight Financing Rate + 1.73%
6.14%, 12/09/2026 14,700 14,500
Secured Overnight Financing Rate + 0.79%
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
9,300 8,887
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
15,800 14,098
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
19,600 17,701
Secured Overnight Financing Rate + 0.80%
3.88%, 09/10/2024 5,249 5,150
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 14,400 14,118

Schedule of Investments
Short-Term Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
1.59%, 05/04/2027
(e)
$ 10,750 $ 9,645
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
6,000 5,428
Secured Overnight Financing Rate + 1.00%
5.05%, 01/28/2027
(e)
10,000 9,900
Secured Overnight Financing Rate + 1.30%
5.76%, 01/25/2024 13,500 13,495
Secured Overnight Financing Rate + 0.46%
NatWest Group PLC
4.27%, 03/22/2025
(e)
9,750 9,630
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(d)
7,800 7,399
Royal Bank of Canada
0.88%, 01/20/2026 14,700 13,193
Societe Generale SA
2.63%, 01/22/2025
(d)
9,700 9,212
Toronto-Dominion Bank/The
0.75%, 01/06/2026 14,700 13,179
Truist Financial Corp
1.27%, 03/02/2027
(e)
3,626 3,232
Secured Overnight Financing Rate + 0.61%
UBS Group AG
2.59%, 09/11/2025
(d),(e)
15,600 14,968
Secured Overnight Financing Rate + 1.56%
4.49%, 08/05/2025
(d),(e)
15,000 14,718
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
9,800 9,262
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
14,600 13,730
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(e)
10,000 9,569
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
$ 451,383
Beverages - 0 .46%
Keurig Dr Pepper Inc
0.75%, 03/15/2024 14,700 14,254
Biotechnology - 1 .45%
Amgen Inc
5.15%, 03/02/2028 9,100 9,106
Gilead Sciences Inc
0.75%, 09/29/2023 36,002 35,725
$ 44,831
Building Materials - 0 .43%
Martin Marietta Materials Inc
4.25%, 07/02/2024 13,455 13,259
Chemicals - 0 .72%
Celanese US Holdings LLC
3.50%, 05/08/2024 4,800 4,703
Nutrien Ltd
5.90%, 11/07/2024 10,000 10,021
Westlake Corp
3.60%, 08/15/2026 7,900 7,465
$ 22,189
Commercial Mortgage Backed Securities - 10 .47%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
7,000 6,507
BX 2021-LBA3 Mortgage Trust
6.03%, 10/15/2036
(d)
14,750 14,399
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Commercial Mortgage Trust 2021-21M
6.07%, 10/15/2036
(d)
$ 8,940 $ 8,738
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.84%
BX Commercial Mortgage Trust 2021-ACNT
6.19%, 11/15/2038
(d)
11,000 10,783
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-SOAR
6.01%, 06/15/2038
(d)
11,327 11,107
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.78%
BX Commercial Mortgage Trust 2021-VINO
5.99%, 05/15/2038
(d)
6,198 6,075
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.77%
BX Commercial Mortgage Trust 2021-VOLT
6.04%, 09/15/2036
(d)
20,000 19,474
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2021-XL2
6.02%, 10/15/2038
(d)
15,639 15,286
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Trust 2021-BXMF
5.97%, 10/15/2026
(d)
12,000 11,726
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
5.84%, 10/15/2036
(d)
20,000 19,424
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
Cold Storage Trust 2020-ICE5
6.24%, 11/15/2037
(d)
23,985 23,714
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.01%
Credit Suisse Mortgage Capital Certificates
2019-ICE4
6.25%, 05/15/2036
(d)
14,208 14,167
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.03%
ELP Commercial Mortgage Trust 2021-ELP
6.04%, 11/15/2038
(d)
15,000 14,729
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
Ginnie Mae
0.87%, 08/16/2042
(g),(h)
1,283 1
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
6.14%, 04/15/2038
(d)
12,473 12,336
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%
Life 2021-BMR Mortgage Trust
6.04%, 03/15/2038
(d)
16,435 16,106
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
Life 2022-BMR Mortgage Trust
6.52%, 05/15/2039
(d)
18,400 18,114
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MHC Commercial Mortgage Trust 2021-MHC
6.14%, 04/15/2038
(d)
20,000 19,712
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%

Schedule of Investments
Short-Term Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
MHC Trust 2021-MHC2
6.19%, 05/15/2038
(d)
$ 17,000 $ 16,751
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
MHP 2021-STOR
6.04%, 07/15/2038
(d)
8,800 8,629
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
6.04%, 01/15/2027
(d)
14,332 14,013
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
5.82%, 10/15/2036
(d)
11,319 11,025
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.60%
SREIT Trust 2021-MFP
6.07%, 11/15/2038
(d)
13,100 12,837
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
TPGI Trust 2021-DGWD
6.03%, 06/15/2026
(d)
17,640 17,308
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
$ 322,961
Computers - 1 .35%
Apple Inc
1.13%, 05/11/2025 20,000 18,723
Dell International LLC / EMC Corp
5.25%, 02/01/2028 8,400 8,418
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 14,700 14,668
$ 41,809
Consumer Products - 0 .26%
Avery Dennison Corp
0.85%, 08/15/2024 8,400 7,963
Diversified Financial Services - 0 .67%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 13,700 12,945
Capital One Financial Corp
3.90%, 01/29/2024 7,900 7,816
$ 20,761
Electric - 7 .85%
AES Corp/The
1.38%, 01/15/2026 14,600 13,196
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
4,600 4,084
American Electric Power Co Inc
2.03%, 03/15/2024 11,700 11,420
5.78%, 11/01/2023 14,700 14,695
3 Month USD LIBOR + 0.48%
Black Hills Corp
1.04%, 08/23/2024 9,500 9,024
4.25%, 11/30/2023 27,000 26,833
Consumers Energy Co
4.90%, 02/15/2029
(i)
8,200 8,192
Dominion Energy Inc
3.07%, 08/15/2024
(g)
9,800 9,516
6.08%, 09/15/2023 14,500 14,501
3 Month USD LIBOR + 0.53%
DTE Energy Co
1.05%, 06/01/2025 4,400 4,049
2.53%, 10/01/2024
(g)
10,000 9,626
Duke Energy Corp
0.90%, 09/15/2025 9,750 8,892
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Emera US Finance LP
0.83%, 06/15/2024
(f)
$ 8,500 $ 8,051
Entergy Louisiana LLC
0.62%, 11/17/2023 4,443 4,377
0.95%, 10/01/2024 5,500 5,218
Evergy Inc
2.45%, 09/15/2024 9,300 8,948
Eversource Energy
5.45%, 03/01/2028 8,400 8,520
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 13,523
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 3,458 3,426
6.05%, 03/01/2025 3,700 3,727
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 13,272
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 10,548
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,227
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 18,022
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,208
$ 242,095
Entertainment - 0 .28%
Warnermedia Holdings Inc
3.76%, 03/15/2027 9,300 8,705
Food - 1 .41%
Nestle Holdings Inc
0.38%, 01/15/2024
(d)
29,000 28,311
Pilgrim's Pride Corp
5.88%, 09/30/2027
(d)
15,400 15,232
$ 43,543
Forest Products & Paper - 0 .30%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
10,000 9,229
Gas - 0 .52%
NiSource Inc
0.95%, 08/15/2025 14,600 13,376
5.25%, 03/30/2028 2,700 2,705
$ 16,081
Healthcare - Services - 1 .62%
Centene Corp
4.25%, 12/15/2027 16,750 15,777
HCA Inc
5.25%, 06/15/2026 20,000 19,820
Humana Inc
0.65%, 08/03/2023 14,250 14,248
$ 49,845
Home Builders - 0 .31%
DR Horton Inc
2.50%, 10/15/2024 9,800 9,442
Home Furnishings - 0 .16%
Panasonic Holdings Corp
2.68%, 07/19/2024
(d)
5,000 4,848
Insurance - 2 .54%
Athene Global Funding
1.72%, 01/07/2025
(d)
9,600 8,950
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
6,250 6,214
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
8,647 7,727
1.10%, 06/23/2025
(d)
17,525 16,017
Markel Group Inc
3.50%, 11/01/2027 4,719 4,412

Schedule of Investments
Short-Term Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MassMutual Global Funding II
2.75%, 06/22/2024
(d)
$ 13,000 $ 12,662
New York Life Global Funding
2.00%, 01/22/2025
(d)
9,800 9,313
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
14,500 12,974
$ 78,269
Internet - 0 .40%
eBay Inc
1.40%, 05/10/2026 13,530 12,240
Media - 0 .52%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 9,700 9,529
Paramount Global
4.75%, 05/15/2025 6,596 6,473
$ 16,002
Mining - 0 .45%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
9,600 9,438
Glencore Funding LLC
1.63%, 09/01/2025
(d)
4,750 4,391
$ 13,829
Mortgage Backed Securities - 2 .93%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 6 5
CHL Mortgage Pass-Through Trust 2003-46
3.91%, 01/19/2034
(g)
121 113
Credit Suisse First Boston Mortgage Securities Corp
5.00%, 09/25/2019 3 2
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(d),(g)
21 21
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
3,593 3,086
JP Morgan Mortgage Trust 2004-A3
4.78%, 07/25/2034
(g)
169 154
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 72 74
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
12,351 10,824
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(g)
1,628 1,552
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
4,931 4,276
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
11,620 9,976
PHH Mortgage Trust Series 2008-CIM1
7.45%, 06/25/2038 466 422
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
10,876 9,397
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
7,199 6,374
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
18,867 16,195
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
19,816 16,962
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(d),(g)
381 374
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
658 623
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
$ 4,933 $ 4,168
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
4,774 4,206
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
1,955 1,688
$ 90,492
Office & Business Equipment - 0 .32%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 11,000 9,946
Oil & Gas - 0 .96%
Chevron USA Inc
0.69%, 08/12/2025 14,600 13,379
Exxon Mobil Corp
2.99%, 03/19/2025 9,800 9,459
Phillips 66
3.85%, 04/09/2025 6,850 6,662
$ 29,500
Other Asset Backed Securities - 14 .92%
AMMC CLO 15 Ltd
6.69%, 01/15/2032
(d)
21,000 20,810
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Bardot CLO Ltd
6.70%, 10/22/2032
(d)
14,250 14,103
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(d)
1,343 1,330
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(d)
4,657 4,560
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
30,064 26,179
1.69%, 07/15/2060
(d)
6,971 6,278
Dell Equipment Finance Trust 2023-2
5.84%, 01/22/2029
(d)
7,200 7,191
Dewolf Park CLO Ltd
6.49%, 10/15/2030
(d)
19,959 19,774
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2023-1 LLC
5.93%, 07/20/2026
(d),(i)
6,900 6,909
Fortress Credit Opportunities XVII CLO Ltd
6.68%, 01/15/2030
(d)
8,144 8,068
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
John Deere Owner Trust 2023-B
5.59%, 06/15/2026 9,600 9,589
JP Morgan Mortgage Trust 2023-HE1
6.82%, 11/25/2053
(d)
3,300 3,308
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
KKR CLO 18 Ltd
6.51%, 07/18/2030
(d)
18,153 18,010
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
KKR Lending Partners III Clo LLC
6.97%, 10/20/2030
(d)
9,487 9,399
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.64%
7.14%, 10/20/2030
(d)
13,600 13,392
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.81%

Schedule of Investments
Short-Term Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Kubota Credit Owner Trust 2023-1
5.40%, 02/17/2026
(d)
$ 2,500 $ 2,489
Kubota Credit Owner Trust 2023-2
5.61%, 07/15/2026
(d)
13,750 13,732
Lake Shore MM CLO III LLC
7.05%, 10/17/2031
(d)
20,000 19,728
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.74%
Madison Park Funding XVIII Ltd
6.54%, 10/21/2030
(d)
20,679 20,536
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Marathon CLO X Ltd
6.32%, 11/15/2029
(d)
6,796 6,744
1.00 x 3 Month USD LIBOR + 1.00%
Marathon CLO XIII Ltd
6.89%, 04/15/2032
(d)
19,500 19,450
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.58%
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(d)
13 13
MMAF Equipment Finance LLC 2023-A
5.79%, 11/13/2026
(d)
10,850 10,847
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
3,180 2,888
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
2,131 2,077
Oaktree CLO 2019-4 Ltd
6.71%, 10/20/2032
(d)
20,000 19,849
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Palmer Square Loan Funding 2022-1 Ltd
6.36%, 04/15/2030
(d)
8,987 8,928
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
6.84%, 10/20/2031
(d)
10,805 10,667
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
PFS Financing Corp
0.71%, 04/15/2026
(d)
9,750 9,384
0.97%, 02/15/2026
(d)
17,650 17,174
2.47%, 02/15/2027
(d)
11,750 11,136
Shackleton 2017-X CLO Ltd
6.48%, 04/20/2029
(d)
8,428 8,366
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.15%
Stratus CLO 2021-2 Ltd
6.49%, 12/28/2029
(d)
6,863 6,809
1.00 x 3 Month USD LIBOR + 0.90%
TCI-Flatiron CLO 2016-1 Ltd
6.41%, 01/17/2032
(d)
8,506 8,448
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
7,000 6,928
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(d)
24,000 22,524
Verizon Master Trust
4.49%, 01/22/2029 16,000 15,702
4.89%, 04/13/2028 10,000 9,909
5.16%, 06/20/2029 13,800 13,811
5.23%, 11/22/2027 12,950 12,873
Voya 2012-4 Ltd
6.57%, 10/15/2030
(d)
8,606 8,529
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
$ 1,925 $ 1,862
$ 460,303
Packaging & Containers - 0 .59%
Graphic Packaging International LLC
0.82%, 04/15/2024
(d)
9,700 9,350
1.51%, 04/15/2026
(d)
9,800 8,752
$ 18,102
Pharmaceuticals - 2 .56%
AbbVie Inc
2.60%, 11/21/2024 6,800 6,546
Bayer US Finance II LLC
3.88%, 12/15/2023
(d)
5,800 5,761
Bristol-Myers Squibb Co
0.54%, 11/13/2023 14,700 14,495
Cigna Group/The
0.61%, 03/15/2024 7,850 7,595
1.25%, 03/15/2026 14,700 13,270
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 24,500 24,304
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 7,000 6,940
$ 78,911
Pipelines - 0 .72%
Energy Transfer LP
4.40%, 03/15/2027 5,250 5,063
5.55%, 02/15/2028 10,000 10,039
Williams Cos Inc/The
5.40%, 03/02/2026 7,000 7,014
$ 22,116
REITs - 2 .70%
American Tower Trust #1
3.65%, 03/15/2048
(d)
6,300 5,847
5.49%, 03/15/2028
(d)
10,500 10,510
Crown Castle Inc
1.35%, 07/15/2025 8,750 8,068
CubeSmart LP
4.00%, 11/15/2025 3,275 3,102
Omega Healthcare Investors Inc
4.50%, 01/15/2025 7,250 7,025
4.95%, 04/01/2024 4,750 4,698
SBA Tower Trust
1.63%, 05/15/2051
(d)
19,400 16,847
1.88%, 07/15/2050
(d)
6,463 5,820
2.33%, 07/15/2052
(d)
2,800 2,409
2.84%, 01/15/2050
(d)
10,325 9,835
Ventas Realty LP
3.50%, 04/15/2024 9,400 9,221
$ 83,382
Semiconductors - 0 .16%
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 5,300 5,042
Software - 0 .31%
Roper Technologies Inc
1.00%, 09/15/2025 10,450 9,537
Student Loan Asset Backed Securities - 6 .13%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
2,443 2,272
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
3,317 3,086
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
5,864 5,253
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
2,496 2,127
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
11,123 9,094

Schedule of Investments
Short-Term Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
$ 3,637 $ 2,956
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
8,170 7,059
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
365 352
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
1,074 1,033
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
3,888 3,580
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
5,073 4,558
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
3,306 2,943
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
3,582 3,173
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
5,074 4,592
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
4,501 3,901
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
9,633 8,322
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
8,990 7,763
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
12,729 10,775
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
5,342 4,494
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
4,802 4,163
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
2,941 2,899
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
22,110 19,637
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
7,545 6,712
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
10,606 9,501
SLM Private Credit Student Loan Trust 2004-A
5.95%, 06/15/2033 435 428
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
5.88%, 03/15/2024 79 79
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
5.84%, 06/15/2039 12,649 12,058
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
5.75%, 12/15/2039 7,358 7,010
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
7,626 6,527
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
12,869 11,341
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
13,100 11,693
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
10,043 9,618
$ 188,999
Telecommunications - 1 .78%
AT&T Inc
1.70%, 03/25/2026 9,400 8,539
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
4,187 3,994
4.24%, 07/15/2048
(d)
1,650 1,528
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 09/20/2029
(d)
$ 17,962 $ 17,762
5.15%, 03/20/2028
(d)
9,025 8,932
Verizon Communications Inc
1.45%, 03/20/2026 7,350 6,665
6.11%, 03/20/2026 7,350 7,425
Secured Overnight Financing Rate + 0.79%
$ 54,845
Transportation - 0 .66%
Canadian Pacific Railway Co
1.35%, 12/02/2024 11,000 10,392
Ryder System Inc
1.75%, 09/01/2026 11,000 9,859
$ 20,251
Trucking & Leasing - 0 .31%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
9,800 9,578
TOTAL BONDS $ 2,770,748
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 8 .19%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
4.53%, 09/01/2035 $ 19 $ 19
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .00%
3.93%, 10/01/2035 35 35
1.00 x 12 Month USD LIBOR + 1.68%
4.02%, 12/01/2032 9 9
1.00 x 12 Month USD LIBOR + 1.64%
4.12%, 01/01/2035 11 11
1.00 x 12 Month USD LIBOR + 1.75%
4.27%, 08/01/2034 11 10
1.00 x 12 Month USD LIBOR + 1.63%
4.42%, 11/01/2032 4 4
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.29%
4.44%, 07/01/2034 4 4
1.00 x 12 Month USD LIBOR + 1.66%
4.50%, 02/01/2035 9 8
1.00 x 6 Month USD LIBOR + 2.06%
4.65%, 02/01/2037 25 24
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.06%
5.27%, 07/01/2034 14 13
1.00 x 12 Month USD LIBOR + 1.58%
5.32%, 11/01/2035 1 1
1.00 x 11th District Monthly Weighted
Average Cost of Funds Replacement Index
+ 1.25%
$ 119
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .00%
7.50%, 10/01/2029 2 2
U.S. Treasury - 8 .19%
0.25%, 07/31/2025 12,470 11,380
0.63%, 03/31/2027 54,750 47,889
0.88%, 06/30/2026 56,800 51,253
1.25%, 11/30/2026 46,600 42,062
2.25%, 11/15/2027 35,700 32,883
2.38%, 05/15/2027 58,300 54,294

Schedule of Investments
Short-Term Income Fund
July 31, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.13%, 08/15/2025 $ 13,250 $ 12,803
$ 252,564
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 252,704
Total Investments $ 3,084,385
Other Assets and Liabilities -  (0.01)% (254)
TOTAL NET ASSETS - 100.00% $ 3,084,131
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,029 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,475,919 or 47.86% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,970 or 0.06% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security is an Interest Only Strip.
(i) Security purchased on a when-issued basis.
Portfolio Summary
Sector Percent
Asset Backed Securities 28 .42%
Financial 20 .54%
Mortgage Securities 13 .40%
Utilities 8 .37%
Government 8 .19%
Consumer, Non-cyclical 7 .89%
Communications 2 .70%
Technology 2 .14%
Industrial 1 .99%
Money Market Funds 1 .98%
Energy 1 .68%
Basic Materials 1 .47%
Consumer, Cyclical 1 .24%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 726,962 $ 668,058 $ 58,904
Principal Government Money Market Fund - Institutional Class 5.14% 54,001 182,546 236,547 —
$ 54,001 $ 909,508 $ 904,605 $ 58,904
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 1,703 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 177 — — —
$ 1,880 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; September 2023 Long 2,251 $ 240,453 $ (3,829)
Total $ (3,829)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .07 % Shares Held Value (000's)
Money Market Funds - 1 .07%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
4,253,092 $ 4,253
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(c)
9,615,750 9,616
$ 13,869
TOTAL INVESTMENT COMPANIES $ 13,869
COMMON STOCKS - 99 .24 % Shares Held Value (000's)
Aerospace & Defense - 1 .13%
AAR Corp
(d)
245,100 $ 14,657
Agriculture - 1 .51%
Darling Ingredients Inc
(d)
241,700 16,737
Vital Farms Inc
(d)
242,800 2,841
$ 19,578
Airlines - 0 .39%
Sun Country Airlines Holdings Inc
(d)
234,300 5,052
Automobile Parts & Equipment - 0 .88%
Visteon Corp
(d)
73,700 11,356
Banks - 7 .44%
Ameris Bancorp 251,400 10,974
Bancorp Inc/The
(d)
287,200 10,885
CVB Financial Corp 235,500 4,444
First Interstate BancSystem Inc 249,000 7,154
First Merchants Corp 193,100 6,202
FNB Corp/PA 976,800 12,493
Independent Bank Corp 29,437 1,774
Independent Bank Corp/MI 140,200 2,897
Lakeland Bancorp Inc 168,700 2,549
Popular Inc 118,600 8,604
Trustmark Corp 164,600 4,322
United Community Banks Inc/GA 334,750 9,731
Webster Financial Corp 306,570 14,507
$ 96,536
Biotechnology - 4 .07%
Allogene Therapeutics Inc
(d)
185,900 922
Cellectis SA ADR
(d)
528,200 1,099
Denali Therapeutics Inc
(d)
199,200 5,663
Design Therapeutics Inc
(d),(e)
189,300 1,541
Immunocore Holdings PLC ADR
(d)
124,700 8,228
ImmunoGen Inc
(d)
240,000 4,277
Insmed Inc
(d)
352,700 7,791
Intra-Cellular Therapies Inc
(d)
121,400 7,507
Iovance Biotherapeutics Inc
(d)
618,200 4,488
MacroGenics Inc
(d)
202,900 968
Olink Holding AB ADR
(d)
250,700 4,763
Seagen Inc
(d)
29,200 5,600
$ 52,847
Building Materials - 3 .27%
Modine Manufacturing Co
(d)
403,645 15,161
Summit Materials Inc
(d)
263,044 9,517
Trex Co Inc
(d)
255,600 17,672
$ 42,350
Chemicals - 1 .33%
Koppers Holdings Inc 192,100 7,350
Livent Corp
(d)
404,000 9,946
$ 17,296
Commercial Services - 4 .43%
ABM Industries Inc 176,254 8,157
AMN Healthcare Services Inc
(d)
87,800 9,408
Cross Country Healthcare Inc
(d)
350,100 9,032
Flywire Corp
(d)
248,700 8,491
Huron Consulting Group Inc
(d)
75,300 7,121
ICF International Inc 68,900 8,102
Progyny Inc
(d)
172,000 7,183
$ 57,494
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 2 .50%
ExlService Holdings Inc
(d)
106,300 $ 14,983
Parsons Corp
(d)
189,900 9,385
Super Micro Computer Inc
(d)
24,300 8,025
$ 32,393
Consumer Products - 0 .44%
Central Garden & Pet Co - A Shares
(d)
147,680 5,644
Cosmetics & Personal Care - 0 .38%
Beauty Health Co/The
(d)
598,000 4,957
Distribution & Wholesale - 1 .82%
Titan Machinery Inc
(d)
158,900 5,072
WESCO International Inc 105,300 18,488
$ 23,560
Diversified Financial Services - 2 .97%
Encore Capital Group Inc
(d)
225,800 12,080
Focus Financial Partners Inc
(d)
19,111 1,000
Janus Henderson Group PLC 165,000 4,843
Lazard Ltd 114,600 4,022
Moelis & Co 69,800 3,408
Stifel Financial Corp 141,100 8,966
StoneX Group Inc
(d)
45,322 4,170
$ 38,489
Electric - 2 .02%
Brookfield Renewable Corp 318,600 9,931
Portland General Electric Co 340,000 16,208
$ 26,139
Electrical Components & Equipment - 1 .39%
EnerSys 166,700 18,057
Electronics - 5 .03%
Advanced Energy Industries Inc 163,400 20,454
Atkore Inc
(d)
126,100 20,008
Mirion Technologies Inc - Warrants
(d)
179,475 262
TD SYNNEX Corp 106,600 10,523
Vishay Intertechnology Inc 497,800 14,013
$ 65,260
Energy - Alternate Sources - 0 .43%
Array Technologies Inc
(d)
291,000 5,544
Engineering & Construction - 2 .18%
Dycom Industries Inc
(d)
151,800 15,116
MYR Group Inc
(d)
92,000 13,116
$ 28,232
Entertainment - 2 .63%
Caesars Entertainment Inc
(d)
197,000 11,627
Golden Entertainment Inc
(d)
298,100 12,622
Vail Resorts Inc 41,800 9,843
$ 34,092
Food - 1 .18%
Performance Food Group Co
(d)
255,718 15,282
Gas - 1 .06%
Southwest Gas Holdings Inc 208,690 13,761
Hand & Machine Tools - 0 .76%
Regal Rexnord Corp 63,000 9,839
Healthcare - Products - 3 .38%
Adaptive Biotechnologies Corp
(d)
352,600 2,976
Castle Biosciences Inc
(d)
338,300 5,700
Exact Sciences Corp
(d)
143,000 13,948
Natera Inc
(d)
260,192 11,766
Nevro Corp
(d)
139,400 3,484
STAAR Surgical Co
(d)
108,500 5,943
$ 43,817
Healthcare - Services - 1 .97%
Addus HomeCare Corp
(d)
125,900 11,529
Aveanna Healthcare Holdings Inc
(d)
654,900 1,133
LifeStance Health Group Inc
(d),(e)
901,500 8,465
RadNet Inc
(d)
132,688 4,389
$ 25,516
Holding Companies - Diversified - 0 .00%
Cazoo Group Ltd - Warrants
(d)
95,725 —

Schedule of Investments
SmallCap Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 1 .60%
Taylor Morrison Home Corp
(d)
429,300 $ 20,787
Insurance - 2 .78%
CNO Financial Group Inc 302,466 7,779
Essent Group Ltd 88,700 4,400
Hanover Insurance Group Inc/The 90,493 10,269
Lincoln National Corp 94,200 2,641
Primerica Inc 51,700 10,997
$ 36,086
Internet - 0 .08%
Lulu's Fashion Lounge Holdings Inc
(d),(e)
404,700 996
Iron & Steel - 1 .26%
Commercial Metals Co 285,900 16,359
Leisure Products & Services - 1 .25%
Life Time Group Holdings Inc
(d)
682,653 12,349
Lindblad Expeditions Holdings Inc
(d)
324,100 3,831
$ 16,180
Lodging - 0 .06%
Sonder Holdings Inc
(d)
1,431,346 844
Machinery - Diversified - 2 .80%
Chart Industries Inc
(d)
130,700 23,808
Zurn Elkay Water Solutions Corp 408,800 12,444
$ 36,252
Media - 1 .11%
World Wrestling Entertainment Inc 137,400 14,427
Mining - 0 .47%
Alcoa Corp 82,790 2,996
Piedmont Lithium Inc
(d)
57,100 3,133
$ 6,129
Miscellaneous Manufacturers - 0 .80%
Hillenbrand Inc 200,400 10,409
Oil & Gas - 3 .59%
California Resources Corp 354,000 18,886
Chord Energy Corp 48,300 7,575
Gulfport Energy Corp
(d)
102,500 10,501
Northern Oil and Gas Inc 152,900 6,020
PDC Energy Inc 47,696 3,620
$ 46,602
Oil & Gas Services - 2 .61%
ChampionX Corp 489,900 17,440
NexTier Oilfield Solutions Inc
(d)
1,380,100 16,451
$ 33,891
Packaging & Containers - 1 .01%
Graphic Packaging Holding Co 544,000 13,165
Pharmaceuticals - 1 .75%
Collegium Pharmaceutical Inc
(d)
346,900 7,896
Dexcom Inc
(d)
77,700 9,678
PMV Pharmaceuticals Inc
(d)
231,100 1,511
Revance Therapeutics Inc
(d)
152,700 3,608
$ 22,693
REITs - 6 .47%
Agree Realty Corp 255,300 16,538
Cousins Properties Inc 433,201 10,583
First Industrial Realty Trust Inc 321,440 16,619
Ladder Capital Corp 556,200 6,113
Pebblebrook Hotel Trust 1,264,236 19,532
Rexford Industrial Realty Inc 263,200 14,500
$ 83,885
Retail - 4 .31%
BJ's Wholesale Club Holdings Inc
(d)
192,351 12,755
Bloomin' Brands Inc 449,700 12,084
Caleres Inc 573,200 15,499
Petco Health & Wellness Co Inc
(d)
365,473 2,982
Portillo's Inc
(d)
299,000 6,892
Sally Beauty Holdings Inc
(d)
474,700 5,682
$ 55,894
Savings & Loans - 0 .39%
Provident Financial Services Inc 274,600 5,091
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 2 .70%
Allegro MicroSystems Inc
(d)
361,200 $ 18,642
Entegris Inc 90,340 9,911
SiTime Corp
(d)
50,300 6,489
$ 35,042
Software - 7 .41%
Aspen Technology Inc
(d)
25,216 4,501
Bentley Systems Inc 73,000 3,933
Concentrix Corp 113,700 9,464
DigitalOcean Holdings Inc
(d),(e)
194,500 9,632
DoubleVerify Holdings Inc
(d)
239,200 10,070
Doximity Inc
(d)
126,600 4,524
Jamf Holding Corp
(d)
196,100 4,259
Manhattan Associates Inc
(d)
81,800 15,593
Privia Health Group Inc
(d)
549,693 15,348
Progress Software Corp 134,300 8,066
Sophia Genetics SA
(d),(e)
202,400 769
Sprout Social Inc
(d)
173,300 9,902
$ 96,061
Telecommunications - 0 .48%
Credo Technology Group Holding Ltd
(d)
370,195 6,282
Transportation - 1 .72%
Hub Group Inc
(d)
99,200 8,941
Teekay Tankers Ltd 148,261 6,466
World Kinect Corp 304,100 6,854
$ 22,261
TOTAL COMMON STOCKS $ 1,287,084
Total Investments $ 1,300,953
Other Assets and Liabilities -  (0.31)% (3,962)
TOTAL NET ASSETS - 100.00% $ 1,296,991
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,253 or
0.33% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,195 or 0.32% of net assets.
Portfolio Summary
Sector Percent
Industrial 20 .09%
Financial 20 .05%
Consumer, Non-cyclical 19 .11%
Consumer, Cyclical 12 .94%
Technology 12 .61%
Energy 6 .63%
Utilities 3 .08%
Basic Materials 3 .06%
Communications 1 .67%
Money Market Funds 1 .07%
Diversified 0 .00%
Other Assets and Liabilities
( 0 .31 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Fund
July 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 293,356 $ 283,740 $ 9,616
Principal Government Money Market Fund - Institutional Class 5.14% 24,455 33,530 57,985 —
$ 24,455 $ 326,886 $ 341,725 $ 9,616
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 401 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 34 — — —
$ 435 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .87 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .73%
iShares Russell 2000 Growth ETF
(a)
11,800 $ 2,998
SPDR S&P Biotech ETF
(a)
176,944 14,914
$ 17,912
Money Market Funds - 4 .14%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(b),(c)
10,151,378 10,151
Principal Government Money Market Fund - Class
R-6 5.19%
(b),(c),(d)
92,069,967 92,071
$ 102,222
TOTAL INVESTMENT COMPANIES $ 120,134
COMMON STOCKS - 96 .06 % Shares Held Value (000's)
Advertising - 0 .00%
Boston Omaha Corp
(e)
171 $ 3
Entravision Communications Corp 6,643 32
$ 35
Aerospace & Defense - 1 .98%
AAR Corp
(e)
49,696 2,972
AeroVironment Inc
(e)
67,317 6,413
Amprius Technologies Inc
(e)
636 5
Curtiss-Wright Corp 101,207 19,367
Eve Holding Inc
(e)
2,138 19
Hexcel Corp 170,143 12,026
Joby Aviation Inc
(a),(e)
10,286 92
Kratos Defense & Security Solutions Inc
(e)
496,329 7,490
Leonardo DRS Inc
(e)
5,575 93
Moog Inc 629 66
Redwire Corp
(e)
425 1
Rocket Lab USA Inc
(a),(e)
30,804 227
$ 48,771
Agriculture - 0 .01%
Cadiz Inc
(e)
4,790 20
Dole PLC 4,478 59
Ispire Technology Inc
(a),(e)
340 3
Turning Point Brands Inc 1,889 45
Vector Group Ltd 2,775 36
Vital Farms Inc
(e)
3,369 40
$ 203
Airlines - 0 .24%
Allegiant Travel Co 194 24
Frontier Group Holdings Inc
(e)
4,204 39
Sun Country Airlines Holdings Inc
(e)
271,960 5,864
$ 5,927
Apparel - 0 .04%
Hanesbrands Inc 25,905 137
Kontoor Brands Inc 6,147 260
Oxford Industries Inc 1,247 135
Rocky Brands Inc 57 1
Steven Madden Ltd 8,319 278
Torrid Holdings Inc
(a),(e)
905 2
Urban Outfitters Inc
(e)
2,367 86
Wolverine World Wide Inc 7,661 97
$ 996
Automobile Manufacturers - 0 .01%
Blue Bird Corp
(e)
157 3
Fisker Inc
(a),(e)
21,671 134
Wabash National Corp 5,240 124
Workhorse Group Inc
(a),(e)
989 1
$ 262
Automobile Parts & Equipment - 1 .17%
Commercial Vehicle Group Inc
(e)
423 4
Cooper-Standard Holdings Inc
(e)
619 11
Dorman Products Inc
(e)
2,906 246
Douglas Dynamics Inc 2,490 77
Fox Factory Holding Corp
(e)
111,927 12,524
Gentherm Inc
(e)
3,656 219
indie Semiconductor Inc
(a),(e)
590,187 5,595
Luminar Technologies Inc
(a),(e)
30,092 223
Miller Industries Inc/TN 88 3
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
SES AI Corp
(a),(e)
1,345 $ 4
Shyft Group Inc/The 3,801 55
Visteon Corp
(e)
32,041 4,938
XPEL Inc
(e)
61,574 5,002
$ 28,901
Banks - 0 .83%
BancFirst Corp 333 33
Bancorp Inc/The
(e)
5,907 224
Bank of NT Butterfield & Son Ltd/The 417 13
Bank7 Corp 24 1
BayCom Corp 130 3
Burke & Herbert Financial Services Corp 58 3
Capital City Bank Group Inc 540 18
Citizens Financial Services Inc 98 7
City Holding Co 152 15
Coastal Financial Corp/WA
(e)
1,192 54
Esquire Financial Holdings Inc 667 33
First BanCorp/Puerto Rico 1,701 25
First Financial Bankshares Inc 14,407 470
Five Star Bancorp 643 16
Lakeland Financial Corp 194 11
Metropolitan Bank Holding Corp
(a),(e)
103 5
MVB Financial Corp 118 3
Pathward Financial Inc 1,013 53
Plumas Bancorp 85 3
Popular Inc 18,810 1,365
Prosperity Bancshares Inc 280,877 17,785
ServisFirst Bancshares Inc 1,902 113
Stellar Bancorp Inc 295 7
Stock Yards Bancorp Inc 2,624 125
Third Coast Bancshares Inc
(e)
114 2
Westamerica BanCorp 875 43
$ 20,430
Beverages - 0 .31%
BRC Inc
(a),(e)
4,060 19
Celsius Holdings Inc
(e)
40,687 5,887
Coca-Cola Consolidated Inc 527 334
Duckhorn Portfolio Inc/The
(e)
1,010 13
MGP Ingredients Inc 1,748 199
National Beverage Corp
(e)
2,617 138
Primo Water Corp 2,401 34
Vita Coco Co Inc/The
(e)
3,155 83
Westrock Coffee Co
(e)
3,134 35
Zevia PBC
(e)
334,069 929
$ 7,671
Biotechnology - 8 .67%
4D Molecular Therapeutics Inc
(e)
315 6
89bio Inc
(e)
6,823 108
Abcam PLC ADR
(e)
711,138 16,669
ACADIA Pharmaceuticals Inc
(e)
454,738 13,296
Actinium Pharmaceuticals Inc
(e)
2,909 21
ADMA Biologics Inc
(e)
12,327 51
Aerovate Therapeutics Inc
(e)
1,190 21
Agenus Inc
(e)
6,200 9
Akero Therapeutics Inc
(e)
4,959 215
Aldeyra Therapeutics Inc
(e)
5,139 42
Alpine Immune Sciences Inc
(e)
1,861 23
Amicus Therapeutics Inc
(e)
30,971 422
AnaptysBio Inc
(e)
1,716 34
Anavex Life Sciences Corp
(a),(e)
7,751 64
ANI Pharmaceuticals Inc
(e)
50,004 2,628
Arbutus Biopharma Corp
(e)
9,166 20
Arcellx Inc
(e)
4,189 143
Arcturus Therapeutics Holdings Inc
(e)
243 8
Arcus Biosciences Inc
(e)
1,749 35
Arcutis Biotherapeutics Inc
(e)
5,675 62
Ardelyx Inc
(e)
15,404 61
Arrowhead Pharmaceuticals Inc
(e)
11,321 391
ARS Pharmaceuticals Inc
(a),(e)
634 5

Schedule of Investments
SmallCap Growth Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Astria Therapeutics Inc
(e)
2,473 $ 22
Atara Biotherapeutics Inc
(e)
1,123 2
Aurinia Pharmaceuticals Inc
(e)
14,954 173
Avid Bioservices Inc
(e)
6,851 87
Axsome Therapeutics Inc
(e)
3,630 285
Beam Therapeutics Inc
(a),(e)
6,820 210
BioCryst Pharmaceuticals Inc
(e)
15,782 117
Biomea Fusion Inc
(e)
2,190 49
BioVie Inc
(e)
428 2
Blueprint Medicines Corp
(e)
327,884 21,641
Bridgebio Pharma Inc
(e)
266,666 9,335
Cabaletta Bio Inc
(e)
2,513 34
Cassava Sciences Inc
(a),(e)
4,389 96
Celldex Therapeutics Inc
(e)
1,321 47
Cerevel Therapeutics Holdings Inc
(e)
6,832 209
Chinook Therapeutics Inc
(e)
1,816 71
Cogent Biosciences Inc
(e)
4,116 53
Compass Therapeutics Inc
(a),(e)
1,090 3
Crinetics Pharmaceuticals Inc
(e)
1,053 20
Cue Biopharma Inc
(e)
4,082 16
Cymabay Therapeutics Inc
(e)
10,831 141
Cytek Biosciences Inc
(e)
13,384 120
Cytokinetics Inc
(e)
9,503 317
Day One Biopharmaceuticals Inc
(e)
4,960 66
Deciphera Pharmaceuticals Inc
(e)
2,009 27
Denali Therapeutics Inc
(e)
13,047 371
DICE Therapeutics Inc
(e)
3,518 165
Disc Medicine Inc
(e)
795 39
Dynavax Technologies Corp
(e)
12,022 168
Dyne Therapeutics Inc
(e)
1,451 18
Evolus Inc
(e)
4,569 46
EyePoint Pharmaceuticals Inc
(e)
1,677 21
Genelux Corp
(a),(e)
85 2
Geron Corp
(e)
41,581 135
Guardant Health Inc
(e)
336,491 13,130
Halozyme Therapeutics Inc
(e)
164,741 7,078
Harvard Bioscience Inc
(e)
4,619 21
HilleVax Inc
(e)
596 9
Humacyte Inc
(e)
6,332 21
Ideaya Biosciences Inc
(e)
3,859 86
ImmunityBio Inc
(a),(e)
9,978 22
ImmunoGen Inc
(e)
347,183 6,187
Immunovant Inc
(e)
5,957 136
Inhibrx Inc
(e)
2,510 50
Innoviva Inc
(e)
706 10
Insmed Inc
(e)
556,295 12,289
Intellia Therapeutics Inc
(e)
109,266 4,625
Intercept Pharmaceuticals Inc
(e)
2,706 29
Intra-Cellular Therapies Inc
(e)
258,113 15,962
Janux Therapeutics Inc
(e)
16 —
Karuna Therapeutics Inc
(e)
63,814 12,748
Karyopharm Therapeutics Inc
(e)
13,372 24
Keros Therapeutics Inc
(e)
2,482 104
Krystal Biotech Inc
(e)
2,383 308
Kymera Therapeutics Inc
(e)
4,194 92
Legend Biotech Corp ADR
(e)
72,352 5,464
Lexicon Pharmaceuticals Inc
(e)
4,913 10
Ligand Pharmaceuticals Inc
(e)
292 20
Lineage Cell Therapeutics Inc
(e)
15,235 23
Liquidia Corp
(e)
3,696 28
MacroGenics Inc
(e)
2,164 10
MeiraGTx Holdings plc
(e)
2,835 18
Merrimack Pharmaceuticals Inc
(e)
1,238 15
Mersana Therapeutics Inc
(e)
6,755 8
Mineralys Therapeutics Inc
(a),(e)
474 7
MoonLake Immunotherapeutics
(a),(e)
73,660 4,479
NeoGenomics Inc
(e)
1,181,098 20,469
Novavax Inc
(e)
7,863 73
Nuvalent Inc
(e)
2,646 132
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Omega Therapeutics Inc
(e)
2,878 $ 16
Omeros Corp
(a),(e)
2,933 13
OmniAb Operations Inc
(e)
95 —
OmniAb Operations Inc
(e)
95 —
Oncternal Therapeutics Inc
(e),(f)
139 —
Organogenesis Holdings Inc
(e)
975 4
PDS Biotechnology Corp
(a),(e)
3,302 19
PepGen Inc
(a),(e)
346 2
Phathom Pharmaceuticals Inc
(a),(e)
747 11
Pliant Therapeutics Inc
(e)
6,237 111
Prime Medicine Inc
(e)
4,365 66
ProKidney Corp
(a),(e)
1,866 24
Prothena Corp PLC
(e)
4,575 315
PTC Therapeutics Inc
(e)
6,311 255
Rain Oncology Inc
(e)
1,962 3
RAPT Therapeutics Inc
(e)
2,460 59
Relay Therapeutics Inc
(e)
231,015 2,911
Replimune Group Inc
(e)
302,718 6,378
REVOLUTION Medicines Inc
(e)
11,199 294
Rigel Pharmaceuticals Inc
(e)
15,468 21
Rocket Pharmaceuticals Inc
(e)
5,474 99
Sage Therapeutics Inc
(e)
5,468 190
Sana Biotechnology Inc
(a),(e)
816 5
Savara Inc
(e)
894 3
Scilex Holding Co
(e)
1,010 5
Selecta Biosciences Inc
(e)
3,555 4
SpringWorks Therapeutics Inc
(e)
6,433 202
Syndax Pharmaceuticals Inc
(e)
6,058 129
Tela Bio Inc
(e)
1,875 18
Terns Pharmaceuticals Inc
(e)
3,340 24
TG Therapeutics Inc
(e)
15,153 313
Tobira Therapeutics Inc - Rights
(e),(f)
1,559 —
Travere Therapeutics Inc
(e)
226,072 3,886
Tyra Biosciences Inc
(a),(e)
595 9
Ultragenyx Pharmaceutical Inc
(e)
242,974 10,477
UroGen Pharma Ltd
(e)
1,891 41
Vaxxinity Inc
(e)
5,034 13
Ventyx Biosciences Inc
(e)
5,166 191
Vera Therapeutics Inc
(e)
1,801 34
Vericel Corp
(e)
5,257 189
Viking Therapeutics Inc
(e)
260,955 3,784
Vir Biotechnology Inc
(e)
211,643 2,980
Viridian Therapeutics Inc
(e)
215,985 4,052
X4 Pharmaceuticals Inc
(e)
7,269 13
Xencor Inc
(e)
3,482 85
Zentalis Pharmaceuticals Inc
(e)
167,946 4,486
$ 213,863
Building Materials - 0 .64%
AAON Inc 4,989 525
American Woodmark Corp
(e)
101 8
Apogee Enterprises Inc 929 46
AZEK Co Inc/The
(e)
418,314 13,051
Gibraltar Industries Inc
(e)
1,921 124
Griffon Corp 2,892 121
LSI Industries Inc 2,186 28
Masonite International Corp
(e)
2,451 256
Modine Manufacturing Co
(e)
3,637 137
PGT Innovations Inc
(e)
6,423 184
Simpson Manufacturing Co Inc 4,740 749
SPX Technologies Inc
(e)
4,022 340
UFP Industries Inc 1,013 104
$ 15,673
Chemicals - 1 .64%
American Vanguard Corp 556 10
Amyris Inc
(a),(e)
3,073 3
Balchem Corp 3,532 476
Cabot Corp 6,118 434
Codexis Inc
(e)
996 3
Ecovyst Inc
(e)
2,258 28

Schedule of Investments
SmallCap Growth Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Element Solutions Inc 481,652 $ 10,095
Hawkins Inc 2,136 100
HB Fuller Co 186,841 13,832
Ingevity Corp
(e)
4,129 264
Innospec Inc 2,423 260
Lightwave Logic Inc
(a),(e)
12,666 85
Livent Corp
(e)
19,950 491
Oil-Dri Corp of America 152 9
Orion SA 6,196 136
Quaker Chemical Corp 67,504 13,527
Rogers Corp
(e)
1,400 236
Sensient Technologies Corp 4,649 298
Stepan Co 271 26
$ 40,313
Coal - 0 .00%
Alpha Metallurgical Resources Inc 108 19
Commercial Services - 6 .52%
2U Inc
(e)
671 3
AirSculpt Technologies Inc
(a)
1,082 10
Alarm.com Holdings Inc
(e)
5,292 292
Alta Equipment Group Inc 2,096 34
AMN Healthcare Services Inc
(e)
4,479 480
API Group Corp
(e)
15,537 447
Arlo Technologies Inc
(e)
8,453 96
ASGN Inc
(e)
1,405 107
Barrett Business Services Inc 680 62
Bright Horizons Family Solutions Inc
(e)
250,830 24,338
Brink's Co/The 5,097 372
Carriage Services Inc 1,478 48
Cass Information Systems Inc 1,327 50
CBIZ Inc
(e)
5,293 280
Chegg Inc
(e)
11,276 114
Cimpress PLC
(e)
1,113 77
Cipher Mining Inc
(a),(e)
321 1
CompoSecure Inc
(e)
1,734 13
CorVel Corp
(e)
959 196
Coursera Inc
(e)
14,385 226
CPI Card Group Inc
(e)
505 12
CRA International Inc 747 75
Cross Country Healthcare Inc
(e)
648 17
Custom Truck One Source Inc
(e)
6,262 43
Distribution Solutions Group Inc
(e)
442 24
Driven Brands Holdings Inc
(e)
384,143 9,938
European Wax Center Inc
(a),(e)
333,763 6,465
EVERTEC Inc 7,220 284
First Advantage Corp
(e)
198,382 2,975
FiscalNote Holdings Inc
(e)
1,495 5
Flywire Corp
(e)
423,460 14,456
Forrester Research Inc
(e)
1,295 41
Franklin Covey Co
(e)
1,344 64
FTI Consulting Inc
(e)
93,555 16,387
Hackett Group Inc/The 2,538 59
Healthcare Services Group Inc 7,801 98
Herc Holdings Inc 55,843 7,474
HireQuest Inc 634 16
Huron Consulting Group Inc
(e)
2,099 198
I3 Verticals Inc
(e)
41,429 1,036
ICF International Inc 2,066 243
Information Services Group Inc 2,243 12
Insperity Inc 27,985 3,293
Kforce Inc 2,137 136
Laureate Education Inc 12,218 157
Legalzoom.com Inc
(e)
11,503 176
Marathon Digital Holdings Inc
(a),(e)
18,600 323
Marqeta Inc
(e)
7,148 40
Matthews International Corp 866 40
Medifast Inc 1,181 120
Mister Car Wash Inc
(e)
1,245,489 12,368
National Research Corp 1,587 68
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Payoneer Global Inc
(e)
29,283 $ 156
Performant Financial Corp
(e)
5,945 18
Priority Technology Holdings Inc
(e)
1,594 7
PROG Holdings Inc
(e)
979 40
Progyny Inc
(e)
8,675 362
Remitly Global Inc
(e)
9,317 180
Rent the Runway Inc
(e)
346 1
Rentokil Initial PLC ADR 336,492 13,729
Riot Platforms Inc
(e)
12,328 228
Sabre Corp
(e)
9,050 37
Shift4 Payments Inc
(e)
283,178 19,537
SoundThinking Inc
(e)
986 22
SP Plus Corp
(e)
2,158 83
Sterling Check Corp
(e)
189 2
StoneCo Ltd
(e)
19,525 283
Stride Inc
(e)
4,684 179
Target Hospitality Corp
(e)
3,450 44
Transcat Inc
(e)
812 68
TriNet Group Inc
(e)
92,304 9,714
Triton International Ltd 913 77
Udemy Inc
(e)
9,475 112
Universal Technical Institute Inc
(e)
693 5
Upbound Group Inc 5,710 198
Viad Corp
(e)
2,245 63
WEX Inc
(e)
61,481 11,641
ZipRecruiter Inc
(e)
7,703 143
$ 160,818
Computers - 2 .46%
Cantaloupe Inc
(e)
4,290 33
Corsair Gaming Inc
(e)
4,078 75
Cricut Inc 5,280 63
ExlService Holdings Inc
(e)
3,570 503
Genpact Ltd 450,351 16,253
Grid Dynamics Holdings Inc
(e)
4,935 51
Insight Enterprises Inc
(e)
3,169 465
Integral Ad Science Holding Corp
(e)
4,170 87
Maximus Inc 6,720 563
Mitek Systems Inc
(e)
4,442 45
NextNav Inc
(e)
5,960 19
OneSpan Inc
(e)
4,091 56
PAR Technology Corp
(e)
249 9
Parsons Corp
(e)
2,081 103
PlayAGS Inc
(e)
4,076 27
Presto Automation Inc
(e)
556 2
Qualys Inc
(e)
4,108 570
Rapid7 Inc
(e)
108,105 4,963
Rimini Street Inc
(e)
5,237 14
Super Micro Computer Inc
(e)
55,068 18,187
Tenable Holdings Inc
(e)
217,809 10,599
Thoughtworks Holding Inc
(e)
10,223 73
TTEC Holdings Inc 2,144 74
Varonis Systems Inc
(e)
266,876 7,660
Velo3D Inc
(e)
10,510 24
$ 60,518
Consumer Products - 0 .01%
Bright Green Corp
(a),(e)
7,126 5
WD-40 Co 1,497 344
$ 349
Cosmetics & Personal Care - 0 .04%
Beauty Health Co/The
(e)
9,034 75
elf Beauty Inc
(e)
5,546 647
Inter Parfums Inc 2,025 303
$ 1,025
Distribution & Wholesale - 0 .58%
EVI Industries Inc
(e)
469 12
Global Industrial Co 1,134 32
H&E Equipment Services Inc 3,551 172
Hudson Technologies Inc
(e)
842 8
MRC Global Inc
(e)
3,150 36

Schedule of Investments
SmallCap Growth Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
SiteOne Landscape Supply Inc
(e)
82,917 $ 14,096
ThredUp Inc
(e)
1,185 4
$ 14,360
Diversified Financial Services - 2 .26%
AlTi Global Inc
(e)
2,485 19
Applied Digital Corp
(e)
270,432 2,591
Artisan Partners Asset Management Inc 4,906 204
AssetMark Financial Holdings Inc
(e)
2,426 73
Atlanticus Holdings Corp
(e)
34 1
Avantax Inc
(e)
3,860 100
B Riley Financial Inc
(a)
2,048 114
BGC Group Inc 16,562 79
Bit Digital Inc
(e)
1,377 6
Brightsphere Investment Group Inc 1,398 30
Brookfield Business Corp 2,868 59
Cohen & Steers Inc 2,870 185
Columbia Financial Inc
(e)
1,341 23
Diamond Hill Investment Group Inc 316 57
Federal Agricultural Mortgage Corp 162 26
Focus Financial Partners Inc
(e)
6,491 340
FTAI Aviation Ltd 255,273 8,222
GCM Grosvenor Inc 4,079 32
Hamilton Lane Inc 2,385 211
Hannon Armstrong Sustainable Infrastructure
Capital Inc
865 23
Houlihan Lokey Inc 181,119 18,085
International Money Express Inc
(e)
3,409 83
LendingTree Inc
(e)
300 7
Moelis & Co 132,687 6,479
NerdWallet Inc
(e)
3,778 42
OppFi Inc
(e)
142 —
Pagseguro Digital Ltd
(e)
13,361 152
Paysign Inc
(e)
3,857 7
PennyMac Financial Services Inc 191 14
Perella Weinberg Partners 4,705 47
Piper Sandler Cos 1,580 231
PJT Partners Inc 2,684 213
Regional Management Corp 127 4
Sculptor Capital Management Inc 1,681 18
Silvercrest Asset Management Group Inc 1,050 22
StepStone Group Inc 326,603 9,168
Stifel Financial Corp 124,613 7,918
StoneX Group Inc
(e)
231 21
Upstart Holdings Inc
(e)
7,962 547
Victory Capital Holdings Inc 2,750 91
Virtus Investment Partners Inc 106 22
WisdomTree Inc 15,248 106
World Acceptance Corp
(a),(e)
34 5
$ 55,677
Electric - 0 .23%
Ameresco Inc
(e)
85,794 4,994
FTC Solar Inc
(e)
7,021 27
Genie Energy Ltd 1,232 17
MGE Energy Inc 2,049 164
Ormat Technologies Inc 3,792 308
Otter Tail Corp 2,414 196
PNM Resources Inc 991 44
Unitil Corp 501 26
$ 5,776
Electrical Components & Equipment - 2 .20%
Belden Inc 2,904 281
Blink Charging Co
(a),(e)
2,902 19
Energizer Holdings Inc 7,917 283
EnerSys 4,242 459
Littelfuse Inc 77,373 23,568
Novanta Inc
(e)
90,170 15,951
Universal Display Corp 93,306 13,611
$ 54,172
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 1 .44%
Advanced Energy Industries Inc 4,154 $ 520
Akoustis Technologies Inc
(e)
8,165 19
Allied Motion Technologies Inc 1,527 59
Atkore Inc
(e)
4,373 694
Badger Meter Inc 3,247 535
Bel Fuse Inc 95 5
Charge Enterprises Inc
(e)
15,230 14
Coherent Corp
(e)
78,928 3,738
CTS Corp 3,462 154
Enovix Corp
(a),(e)
15,126 325
ESCO Technologies Inc 1,631 164
Evolv Technologies Holdings Inc
(e)
2,449 16
FARO Technologies Inc
(e)
185 3
Itron Inc
(e)
474 37
Kimball Electronics Inc
(e)
672 20
Mesa Laboratories Inc 564 73
MicroVision Inc
(a),(e)
19,537 78
Napco Security Technologies Inc 114,677 4,298
NEXTracker Inc
(e)
295,934 12,534
NVE Corp 462 37
OSI Systems Inc
(e)
1,748 208
Plexus Corp
(e)
2,681 264
Sanmina Corp
(e)
355 22
SKYX Platforms Corp
(e)
6,713 14
Stoneridge Inc
(e)
583 12
Vicor Corp
(e)
2,447 226
Woodward Inc 95,810 11,534
$ 35,603
Energy - Alternate Sources - 0 .51%
Array Technologies Inc
(e)
16,738 319
Cleanspark Inc
(e)
1,123 7
Enviva Inc 3,455 47
Eos Energy Enterprises Inc
(a),(e)
10,693 26
Fluence Energy Inc
(a),(e)
4,346 127
Green Plains Inc
(e)
1,120 40
Maxeon Solar Technologies Ltd
(e)
1,864 46
Montauk Renewables Inc
(e)
7,361 64
REX American Resources Corp
(e)
469 17
Shoals Technologies Group Inc
(e)
450,807 11,703
Sunnova Energy International Inc
(a),(e)
5,408 96
SunPower Corp
(a),(e)
9,644 95
TPI Composites Inc
(e)
4,624 27
$ 12,614
Engineering & Construction - 1 .62%
Bowman Consulting Group Ltd
(e)
1,107 38
Comfort Systems USA Inc 91,737 15,959
Concrete Pumping Holdings Inc
(e)
1,784 14
Construction Partners Inc
(e)
4,437 131
Dycom Industries Inc
(e)
3,164 315
Exponent Inc 73,380 6,573
Fluor Corp
(e)
14,675 455
Frontdoor Inc
(e)
9,093 318
Granite Construction Inc 669 27
IES Holdings Inc
(e)
900 52
INNOVATE Corp
(e)
1,438 2
Iteris Inc
(e)
2,730 11
Limbach Holdings Inc
(e)
202 5
MYR Group Inc
(e)
1,813 259
NV5 Global Inc
(e)
80,064 8,771
Primoris Services Corp 403 13
Southland Holdings Inc
(e)
22 —
Sterling Infrastructure Inc
(e)
2,892 174
TopBuild Corp
(e)
25,047 6,861
$ 39,978
Entertainment - 1 .21%
Accel Entertainment Inc
(e)
5,954 68
Atlanta Braves Holdings Inc - A shares
(a),(e)
1,106 52
Atlanta Braves Holdings Inc - C shares
(e)
4,833 197
Bally's Corp
(e)
1,777 29

Schedule of Investments
SmallCap Growth Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Churchill Downs Inc 170,332 $ 19,733
Cinemark Holdings Inc
(e)
10,116 169
Everi Holdings Inc
(e)
318,244 4,723
Golden Entertainment Inc
(e)
2,233 94
International Game Technology PLC 12,000 406
Light & Wonder Inc
(e)
4,730 332
Lions Gate Entertainment Corp - A shares
(e)
4,374 33
Lions Gate Entertainment Corp - B shares
(e)
8,695 64
Loop Media Inc
(e)
4,306 10
Madison Square Garden Entertainment Corp
(e)
4,076 142
Monarch Casino & Resort Inc 1,484 103
RCI Hospitality Holdings Inc 942 66
Red Rock Resorts Inc 2,833 137
Rush Street Interactive Inc
(e)
6,952 27
SeaWorld Entertainment Inc
(e)
57,236 3,169
Six Flags Entertainment Corp
(e)
6,328 151
Super Group SGHC Ltd
(e)
15,067 46
$ 29,751
Environmental Control - 1 .97%
374Water Inc
(e)
6,993 14
Casella Waste Systems Inc
(e)
67,657 5,459
Energy Recovery Inc
(e)
6,153 187
Heritage-Crystal Clean Inc
(e)
302 14
LanzaTech Global Inc
(e)
2,437 16
Montrose Environmental Group Inc
(e)
149,105 6,035
Pure Cycle Corp
(e)
2,156 27
PureCycle Technologies Inc
(a),(e)
2,834 33
Tetra Tech Inc 64,379 10,894
Waste Connections Inc 182,761 25,800
$ 48,479
Food - 2 .03%
Beyond Meat Inc
(a),(e)
6,545 113
Calavo Growers Inc 1,908 72
Cal-Maine Foods Inc 3,951 183
Chefs' Warehouse Inc/The
(e)
316,278 11,493
Fresh Market Inc - Escrow
(a),(e),(f)
9,211 —
Grocery Outlet Holding Corp
(e)
372,480 12,459
Hostess Brands Inc
(e)
2,727 66
J & J Snack Foods Corp 1,660 266
John B Sanfilippo & Son Inc 987 108
Krispy Kreme Inc 3,091 48
Lancaster Colony Corp 2,155 415
Mission Produce Inc
(e)
809 9
Nathan's Famous Inc 277 22
Simply Good Foods Co/The
(e)
528,514 20,459
Sprouts Farmers Market Inc
(e)
11,448 449
SunOpta Inc
(e)
9,489 63
TreeHouse Foods Inc
(e)
684 35
Utz Brands Inc 229,423 3,843
$ 50,103
Food Service - 0 .00%
Sovos Brands Inc
(e)
4,383 78
Forest Products & Paper - 0 .01%
Sylvamo Corp 4,021 197
Gas - 0 .02%
Brookfield Infrastructure Corp 1,067 50
Chesapeake Utilities Corp 1,240 147
New Jersey Resources Corp 5,627 251
RGC Resources Inc 117 2
$ 450
Hand & Machine Tools - 0 .54%
Cadre Holdings Inc 2,143 50
Enerpac Tool Group Corp 6,347 174
Franklin Electric Co Inc 5,101 504
MSA Safety Inc 76,365 12,677
$ 13,405
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 8 .18%
Accuray Inc
(e)
9,763 $ 42
Adaptive Biotechnologies Corp
(e)
9,193 78
Akoya Biosciences Inc
(e)
2,149 15
Alphatec Holdings Inc
(e)
3,488 62
Artivion Inc
(e)
711 12
AtriCure Inc
(e)
382,433 21,168
Atrion Corp 151 85
Avita Medical Inc
(e)
2,772 56
Axogen Inc
(e)
4,488 39
Axonics Inc
(e)
5,415 327
BioLife Solutions Inc
(e)
3,505 70
Bruker Corp 183,970 12,642
Castle Biosciences Inc
(e)
1,131 19
Cerus Corp
(e)
19,594 60
ClearPoint Neuro Inc
(e)
2,545 17
CONMED Corp 3,384 410
Cutera Inc
(e)
248 5
CVRx Inc
(e)
156,733 2,810
Embecta Corp 734 16
Establishment Labs Holdings Inc
(e)
167,851 12,087
Glaukos Corp
(e)
5,174 399
Haemonetics Corp
(e)
53,478 4,933
ICU Medical Inc
(e)
32,487 5,788
Inari Medical Inc
(e)
308,305 17,596
InfuSystem Holdings Inc
(e)
2,146 22
Inmode Ltd
(a),(e)
8,555 367
iRadimed Corp 803 35
iRhythm Technologies Inc
(e)
82,892 8,709
KORU Medical Systems Inc
(e)
4,129 11
Lantheus Holdings Inc
(e)
271,073 23,445
LeMaitre Vascular Inc 2,177 138
LivaNova PLC
(e)
169,299 9,895
MaxCyte Inc
(e)
725 3
Merit Medical Systems Inc
(e)
109,420 8,170
NanoString Technologies Inc
(e)
5,121 24
Natera Inc
(e)
193,907 8,768
Nevro Corp
(e)
1,336 33
NuVasive Inc
(e)
4,991 206
Omnicell Inc
(e)
2,456 155
Orchestra BioMed Holdings Inc
(e)
496 3
Orthofix Medical Inc
(e)
194,439 3,828
OrthoPediatrics Corp
(e)
188,300 7,861
Pacific Biosciences of California Inc
(e)
15,255 201
Paragon 28 Inc
(e)
4,814 85
Patterson Cos Inc 2,100 69
PROCEPT BioRobotics Corp
(e)
3,983 137
Pulmonx Corp
(e)
4,047 57
Pulse Biosciences Inc
(e)
490 4
Quanterix Corp
(e)
668 17
Repligen Corp
(e)
42,991 7,375
RxSight Inc
(e)
2,989 100
Sanara Medtech Inc
(e)
450 19
Semler Scientific Inc
(e)
592 14
SI-BONE Inc
(e)
469,970 12,107
Silk Road Medical Inc
(e)
4,241 97
STAAR Surgical Co
(e)
5,367 294
Surmodics Inc
(e)
1,517 49
Tactile Systems Technology Inc
(e)
2,566 59
TransMedics Group Inc
(e)
122,794 11,442
Treace Medical Concepts Inc
(e)
835,810 19,048
UFP Technologies Inc
(e)
779 152
Utah Medical Products Inc 351 34
Vicarious Surgical Inc
(e)
3,909 6
Zynex Inc
(a),(e)
2,236 22
$ 201,797
Healthcare - Services - 2 .34%
Accolade Inc
(e)
660,570 9,921
Addus HomeCare Corp
(e)
812 74
Agiliti Inc
(e)
2,976 51

Schedule of Investments
SmallCap Growth Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
agilon health Inc
(e)
439,863 $ 8,423
Aveanna Healthcare Holdings Inc
(e)
1,679 3
Cano Health Inc
(e)
2,121 3
DocGo Inc
(e)
630,241 5,288
Encompass Health Corp 175,668 11,599
Ensign Group Inc/The 6,023 583
HealthEquity Inc
(e)
225,477 15,319
Innovage Holding Corp
(e)
2,235 16
Invitae Corp
(a),(e)
25,062 36
Joint Corp/The
(e)
1,682 23
LifeStance Health Group Inc
(e)
113,385 1,065
ModivCare Inc
(e)
1,405 62
Nano-X Imaging Ltd
(e)
581 7
Oscar Health Inc
(e)
1,407 11
P3 Health Partners Inc
(a),(e)
4,706 10
Pennant Group Inc/The
(e)
3,195 37
Quipt Home Medical Corp
(e)
4,453 24
RadNet Inc
(e)
84,541 2,796
Select Medical Holdings Corp 11,484 345
Surgery Partners Inc
(e)
6,771 262
Thorne HealthTech Inc
(e)
263,934 1,576
US Physical Therapy Inc 1,429 166
Viemed Healthcare Inc
(e)
3,766 32
$ 57,732
Home Builders - 0 .93%
Cavco Industries Inc
(e)
962 284
Dream Finders Homes Inc
(a),(e)
1,086 28
Green Brick Partners Inc
(e)
951 54
Installed Building Products Inc 2,616 387
LCI Industries 1,028 140
LGI Homes Inc
(e)
170 24
Meritage Homes Corp 75,040 11,177
Skyline Champion Corp
(e)
156,719 10,917
$ 23,011
Home Furnishings - 0 .25%
Arhaus Inc
(a),(e)
209,494 2,401
IMAX Corp
(e)
4,960 91
iRobot Corp
(e)
2,739 109
Lovesac Co/The
(e)
1,546 45
Sleep Number Corp
(e)
1,250 35
Sonos Inc
(e)
14,036 241
Vizio Holding Corp
(e)
431,814 3,217
$ 6,139
Insurance - 1 .75%
AMERISAFE Inc 1,073 56
BRP Group Inc
(e)
264,055 6,578
Crawford & Co 1,712 17
eHealth Inc
(e)
766 6
F&G Annuities & Life Inc 128 3
Goosehead Insurance Inc
(e)
2,376 159
HCI Group Inc 707 44
Investors Title Co 26 4
Kingsway Financial Services Inc
(e)
1,259 11
Kinsale Capital Group Inc 1,270 473
Lemonade Inc
(a),(e)
1,001 23
NMI Holdings Inc
(e)
778 21
Palomar Holdings Inc
(e)
130,832 7,923
RLI Corp 88,651 11,827
Ryan Specialty Holdings Inc
(e)
230,970 10,010
Selective Insurance Group Inc 6,652 686
SiriusPoint Ltd
(e)
1,050 10
Skyward Specialty Insurance Group Inc
(a),(e)
212,886 5,043
Tiptree Inc 779 12
Trupanion Inc
(e)
4,370 135
Universal Insurance Holdings Inc 654 10
$ 43,051
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 1 .46%
Angi Inc
(e)
1,002,933 $ 3,881
Cargurus Inc
(e)
10,807 245
CarParts.com Inc
(e)
5,863 29
Cars.com Inc
(e)
7,349 168
Cogent Communications Holdings Inc 204,692 12,535
Couchbase Inc
(e)
3,752 63
ePlus Inc
(e)
178 10
Eventbrite Inc
(e)
7,721 89
EverQuote Inc
(e)
2,097 15
Figs Inc
(e)
12,469 92
Gambling.com Group Ltd
(e)
1,261 15
Grindr Inc
(e)
4,524 27
HealthStream Inc 1,099 25
Hims & Hers Health Inc
(e)
13,499 121
Liquidity Services Inc
(e)
1,537 26
Magnite Inc
(e)
6,269 95
MediaAlpha Inc
(e)
1,977 20
Mondee Holdings Inc
(a),(e)
4,303 37
Nerdy Inc
(e)
6,541 32
Nextdoor Holdings Inc
(e)
9,592 30
Open Lending Corp
(e)
10,126 114
Opendoor Technologies Inc
(e)
3,419 17
OptimizeRx Corp
(e)
1,834 26
Perficient Inc
(e)
40,934 2,611
Pinterest Inc
(e)
487,099 14,121
Q2 Holdings Inc
(e)
6,289 223
QuinStreet Inc
(e)
5,736 51
Revolve Group Inc
(e)
4,531 89
Rover Group Inc
(e)
10,258 56
Shutterstock Inc 2,723 140
Solo Brands Inc
(e)
1,933 11
Sprinklr Inc
(e)
9,609 135
Squarespace Inc
(e)
1,498 50
Stitch Fix Inc
(e)
4,753 24
TechTarget Inc
(e)
2,878 93
Tucows Inc
(a),(e)
474 15
Upwork Inc
(e)
13,671 143
Vivid Seats Inc
(e)
717 6
Yelp Inc
(e)
7,438 335
Ziff Davis Inc
(e)
1,197 87
$ 35,902
Investment Companies - 0 .12%
Trinity Capital Inc
(a)
193,307 2,822
Iron & Steel - 0 .80%
ATI Inc
(e)
174,939 8,341
Carpenter Technology Corp 188,701 11,296
$ 19,637
Leisure Products & Services - 1 .16%
Acushnet Holdings Corp 3,446 205
Bowlero Corp
(e)
2,769 34
Camping World Holdings Inc
(a)
4,617 148
Clarus Corp
(a)
541,420 4,818
Dragonfly Energy Holdings Corp
(a),(e)
1,801 5
Escalade Inc 175 3
Global Business Travel Group I
(e)
3,560 25
Liberty TripAdvisor Holdings Inc
(e)
61 3
Life Time Group Holdings Inc
(e)
540,463 9,777
Lindblad Expeditions Holdings Inc
(e)
233 3
Livewire Group Inc
(e)
1,304 16
Malibu Boats Inc
(e)
1,384 83
Marine Products Corp 966 15
MasterCraft Boat Holdings Inc
(e)
1,935 59
OneSpaWorld Holdings Ltd
(e)
8,060 104
Planet Fitness Inc
(e)
193,587 13,075
Virgin Galactic Holdings Inc
(a),(e)
15,680 67
Xponential Fitness Inc
(e)
2,328 49
$ 28,489

Schedule of Investments
SmallCap Growth Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0 .91%
Bluegreen Vacations Holding Corp 949 $ 37
Century Casinos Inc
(e)
2,463 20
Choice Hotels International Inc 56,454 7,381
Full House Resorts Inc
(e)
3,360 22
Hilton Grand Vacations Inc
(e)
323,494 15,042
$ 22,502
Machinery - Construction & Mining - 0 .16%
Babcock & Wilcox Enterprises Inc
(e)
582,332 3,192
Bloom Energy Corp
(a),(e)
21,288 380
Hyster-Yale Materials Handling Inc 1,195 57
NuScale Power Corp
(e)
5,916 45
Terex Corp 4,304 252
Transphorm Inc
(e)
3,194 10
$ 3,936
Machinery - Diversified - 3 .01%
Alamo Group Inc 1,111 215
Albany International Corp 3,015 290
Applied Industrial Technologies Inc 4,261 618
Cactus Inc 350,314 17,789
Chart Industries Inc
(e)
71,207 12,971
CIRCOR International Inc
(e)
1,786 100
CSW Industrials Inc 1,700 307
Esab Corp 169,024 11,612
Gorman-Rupp Co/The 600 19
GrafTech International Ltd 12,077 64
IDEX Corp 21,366 4,825
Kadant Inc 1,288 287
Lindsay Corp 1,218 161
Middleby Corp/The
(e)
68,314 10,374
Mueller Water Products Inc - Class A 290,330 4,671
Tennant Co 1,074 86
Thermon Group Holdings Inc
(e)
455 13
Watts Water Technologies Inc 3,019 563
Zurn Elkay Water Solutions Corp 304,701 9,275
$ 74,240
Media - 0 .00%
EW Scripps Co/The
(e)
3,092 31
GCI Liberty Inc - Escrow
(e),(f)
167,286 —
Gray Television Inc 649 6
Sinclair Inc 669 9
Townsquare Media Inc 1,381 17
Value Line Inc 81 4
$ 67
Metal Fabrication & Hardware - 0 .38%
Helios Technologies Inc 3,617 229
Janus International Group Inc
(e)
9,382 107
Mayville Engineering Co Inc
(e)
181 2
Mueller Industries Inc 2,684 218
Omega Flex Inc 357 32
Ryerson Holding Corp 180 8
Standex International Corp 1,051 156
Valmont Industries Inc 32,402 8,578
Xometry Inc
(e)
456 9
$ 9,339
Mining - 0 .04%
5E Advanced Materials Inc
(e)
3,759 13
Century Aluminum Co
(e)
5,810 54
Compass Minerals International Inc 3,782 143
Constellium SE
(e)
8,645 165
Contango ORE Inc
(e)
215 4
Dakota Gold Corp
(e)
4,276 13
Energy Fuels Inc/Canada
(a),(e)
14,961 96
Hecla Mining Co 13,939 80
i-80 Gold Corp
(e)
1,486 3
Ivanhoe Electric Inc / US
(e)
6,159 100
Kaiser Aluminum Corp 1,667 135
NioCorp Developments Ltd
(e)
502 2
Novagold Resources Inc
(e)
26,719 121
Perpetua Resources Corp
(e)
4,461 17
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Piedmont Lithium Inc
(e)
667 $ 37
United States Lime & Minerals Inc 223 46
$ 1,029
Miscellaneous Manufacturers - 1 .17%
Axon Enterprise Inc
(e)
29,983 5,575
Chase Corp 709 89
Core Molding Technologies Inc
(e)
123 3
Fabrinet
(e)
4,065 503
Federal Signal Corp 6,621 405
Hillenbrand Inc 7,631 396
ITT Inc 123,352 12,286
John Bean Technologies Corp 73,592 9,097
Materion Corp 2,265 270
Myers Industries Inc 4,035 79
Sight Sciences Inc
(e)
2,553 22
Sturm Ruger & Co Inc 1,784 94
Trinity Industries Inc 1,630 43
$ 28,862
Office & Business Equipment - 0 .00%
Pitney Bowes Inc 19,388 76
Office Furnishings - 0 .00%
HNI Corp 522 15
Oil & Gas - 2 .29%
Borr Drilling Ltd
(a),(e)
25,284 222
Crescent Energy Co
(a)
1,773 21
CVR Energy Inc 2,952 109
Denbury Inc
(e)
142,529 12,529
Empire Petroleum Corp
(e)
931 8
Evolution Petroleum Corp 3,479 33
HighPeak Energy Inc
(a)
1,055 16
Kosmos Energy Ltd
(e)
50,457 358
Magnolia Oil & Gas Corp 18,968 420
Matador Resources Co 58,948 3,279
Nabors Industries Ltd
(e)
909 111
Noble Corp PLC 9,861 515
Northern Oil and Gas Inc 235,431 9,269
Par Pacific Holdings Inc
(e)
2,344 74
Permian Resources Corp 941,315 11,005
Riley Exploration Permian Inc 973 36
SilverBow Resources Inc
(e)
225 8
Sitio Royalties Corp 3,932 108
Southwestern Energy Co
(e)
1,665,620 10,793
Tellurian Inc
(e)
3,658 6
VAALCO Energy Inc 1,404 6
Valaris Ltd
(e)
70,048 5,380
Vertex Energy Inc
(a),(e)
7,454 39
W&T Offshore Inc
(e)
10,857 48
Weatherford International PLC
(e)
23,615 1,963
$ 56,356
Oil & Gas Services - 2 .23%
Archrock Inc 2,746 32
Aris Water Solutions Inc 244 3
Atlas Energy Solutions Inc
(a)
332 7
ChampionX Corp 1,088,590 38,754
Core Laboratories Inc 1,654 43
DMC Global Inc
(e)
717 14
Expro Group Holdings NV
(e)
3,651 81
KLX Energy Services Holdings Inc
(e)
278 3
Liberty Energy Inc 1,216 20
NexTier Oilfield Solutions Inc
(e)
2,987 36
Oceaneering International Inc
(e)
11,105 249
ProFrac Holding Corp
(e)
662 8
Solaris Oilfield Infrastructure Inc 289 3
TechnipFMC PLC 602,318 11,046
TETRA Technologies Inc
(e)
973,449 4,371
Tidewater Inc
(e)
5,248 331
$ 55,001

Schedule of Investments
SmallCap Growth Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 0 .01%
Karat Packaging Inc 555 $ 11
O-I Glass Inc
(e)
14,628 336
$ 347
Pharmaceuticals - 3 .40%
Aclaris Therapeutics Inc
(e)
7,667 76
AdaptHealth Corp
(e)
4,201 58
Alector Inc
(e)
7,006 48
Alkermes PLC
(e)
18,326 537
Amphastar Pharmaceuticals Inc
(e)
4,193 254
Amylyx Pharmaceuticals Inc
(e)
233,181 5,468
Arvinas Inc
(e)
36,517 903
Ascendis Pharma A/S ADR
(e)
91,255 8,227
BellRing Brands Inc
(e)
3,954 142
Beyond Air Inc
(e)
2,638 9
Biote Corp
(e)
764 5
Bioxcel Therapeutics Inc
(a),(e)
2,114 19
Catalyst Pharmaceuticals Inc
(e)
10,646 147
Citius Pharmaceuticals Inc
(e)
1,968 2
Coherus Biosciences Inc
(e)
6,973 34
Collegium Pharmaceutical Inc
(e)
241,343 5,493
Corcept Therapeutics Inc
(e)
8,862 226
CorMedix Inc
(a),(e)
4,889 22
Enanta Pharmaceuticals Inc
(e)
236 4
Eyenovia Inc
(e)
3,287 7
Fennec Pharmaceuticals Inc
(e)
551 5
Foghorn Therapeutics Inc
(a),(e)
2,195 20
Harmony Biosciences Holdings Inc
(e)
3,641 129
Harrow Health Inc
(e)
2,870 63
Herbalife Ltd
(e)
8,002 130
Heron Therapeutics Inc
(e)
9,406 16
Immuneering Corp
(e)
1,831 19
Ironwood Pharmaceuticals Inc
(e)
6,215 69
Longboard Pharmaceuticals Inc
(e)
636 5
Madrigal Pharmaceuticals Inc
(e)
39,641 8,139
MannKind Corp
(e)
1,623,859 7,421
Marinus Pharmaceuticals Inc
(e)
5,499 58
Mirum Pharmaceuticals Inc
(e)
2,950 76
Morphic Holding Inc
(e)
94,200 5,344
Neurocrine Biosciences Inc
(e)
119,210 12,146
Nuvectis Pharma Inc
(a),(e)
811 11
Ocular Therapeutix Inc
(e)
8,615 39
Optinose Inc
(e)
8,610 10
Option Care Health Inc
(e)
18,796 635
Outlook Therapeutics Inc
(a),(e)
17,117 30
Pacira BioSciences Inc
(e)
5,029 183
PetIQ Inc
(e)
2,520 42
Phibro Animal Health Corp 697 10
Protagonist Therapeutics Inc
(e)
3,756 73
Reata Pharmaceuticals Inc
(e)
85,737 14,196
Reneo Pharmaceuticals Inc
(e)
747 6
Revance Therapeutics Inc
(e)
214,128 5,060
Rhythm Pharmaceuticals Inc
(e)
5,670 101
scPharmaceuticals Inc
(e)
3,185 27
Seres Therapeutics Inc
(e)
7,047 34
SIGA Technologies Inc 5,034 29
Summit Therapeutics Inc
(e)
12,787 27
Supernus Pharmaceuticals Inc
(e)
5,427 167
USANA Health Sciences Inc
(e)
1,252 81
Vaxcyte Inc
(e)
157,805 7,584
Verrica Pharmaceuticals Inc
(e)
2,466 14
Voyager Therapeutics Inc
(e)
3,503 33
Xeris Biopharma Holdings Inc
(e)
14,687 38
Y-mAbs Therapeutics Inc
(e)
2,036 12
$ 83,763
Pipelines - 0 .17%
Equitrans Midstream Corp 13,999 145
Excelerate Energy Inc 182,443 3,871
Golar LNG Ltd 653 16
Kinetik Holdings Inc 164 6
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines (continued)
NextDecade Corp
(e)
3,620 $ 20
$ 4,058
Private Equity - 0 .16%
P10 Inc 321,298 3,807
Patria Investments Ltd 6,005 92
$ 3,899
Real Estate - 0 .04%
Anywhere Real Estate Inc
(e)
1,199 10
Compass Inc
(e)
28,279 118
eXp World Holdings Inc
(a)
7,645 191
Marcus & Millichap Inc 1,023 37
Maui Land & Pineapple Co Inc
(e)
840 13
McGrath RentCorp 2,726 263
Redfin Corp
(e)
11,745 176
RMR Group Inc/The 1,187 28
St Joe Co/The 3,803 241
$ 1,077
REITs - 0 .82%
Alexander's Inc 233 45
CareTrust REIT Inc 1,090 23
CBL & Associates Properties Inc 2,230 49
Clipper Realty Inc 1,157 7
Community Healthcare Trust Inc 1,881 66
EastGroup Properties Inc 72,509 12,847
Essential Properties Realty Trust Inc 1,806 44
Four Corners Property Trust Inc 1,041 27
Gladstone Commercial Corp 840 11
National Health Investors Inc 447 25
NexPoint Residential Trust Inc 757 31
Outfront Media Inc 7,616 118
Phillips Edison & Co Inc 2,215 78
Ryman Hospitality Properties Inc 38,642 3,682
Saul Centers Inc 1,180 45
Tanger Factory Outlet Centers Inc 5,284 124
Terreno Realty Corp 49,925 2,963
UMH Properties Inc 1,122 19
Universal Health Realty Income Trust 1,418 68
$ 20,272
Retail - 5 .50%
Abercrombie & Fitch Co
(e)
2,792 111
Academy Sports & Outdoors Inc 8,249 493
American Eagle Outfitters Inc 4,540 64
Arko Corp 9,100 76
Beacon Roofing Supply Inc
(e)
560 48
BJ's Restaurants Inc
(e)
164,915 6,210
Bloomin' Brands Inc 9,684 260
Boot Barn Holdings Inc
(e)
3,284 308
Brinker International Inc
(e)
4,452 175
Buckle Inc/The 3,372 123
Build-A-Bear Workshop Inc 1,147 28
Carvana Co
(a),(e)
4,663 214
Casey's General Stores Inc 73,182 18,490
Cheesecake Factory Inc/The 5,359 197
Chuy's Holdings Inc
(e)
104,624 4,351
Cracker Barrel Old Country Store Inc 2,434 227
Dave & Buster's Entertainment Inc
(e)
4,789 219
Denny's Corp
(e)
4,671 55
Dillard's Inc 400 137
Dine Brands Global Inc 1,550 94
Duluth Holdings Inc
(e)
100 1
Envela Corp
(e)
898 7
EVgo Inc
(a),(e)
890 4
First Watch Restaurant Group Inc
(e)
145,162 2,706
FirstCash Holdings Inc 4,160 396
Five Below Inc
(e)
57,780 12,038
Franchise Group Inc
(a)
2,405 72
Freshpet Inc
(e)
298,394 21,944
GMS Inc
(e)
1,450 107
Guess? Inc 392 8

Schedule of Investments
SmallCap Growth Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Hibbett Inc 1,154 $ 54
Jack in the Box Inc 70,510 7,010
Kura Sushi USA Inc
(e)
640 64
Leslie's Inc
(e)
1,806 12
Lithia Motors Inc 37,170 11,542
National Vision Holdings Inc
(e)
230,059 4,976
Noodles & Co
(e)
4,219 15
ONE Group Hospitality Inc/The
(e)
2,468 18
Papa John's International Inc 3,002 248
Patrick Industries Inc 286 25
Petco Health & Wellness Co Inc
(e)
440,202 3,592
Portillo's Inc
(e)
236,332 5,447
Potbelly Corp
(e)
2,879 27
PriceSmart Inc 2,008 156
Qurate Retail Inc
(e)
319 2
Red Robin Gourmet Burgers Inc
(e)
1,749 25
Sally Beauty Holdings Inc
(e)
11,169 134
Savers Value Village Inc
(e)
426,905 10,319
Shake Shack Inc
(e)
4,171 324
Sweetgreen Inc
(e)
8,599 130
Texas Roadhouse Inc 106,349 11,863
Warby Parker Inc
(a),(e)
9,362 140
Wingstop Inc 60,995 10,283
$ 135,569
Savings & Loans - 0 .39%
Axos Financial Inc
(e)
79,042 3,715
FS Bancorp Inc 154 5
Greene County Bancorp Inc 436 15
HomeTrust Bancshares Inc 407 10
Pacific Premier Bancorp Inc 231,490 5,912
$ 9,657
Semiconductors - 4 .62%
ACM Research Inc
(e)
707 9
Aehr Test Systems
(e)
2,855 149
Allegro MicroSystems Inc
(e)
201,378 10,393
Ambarella Inc
(e)
34,951 2,916
Atomera Inc
(a),(e)
1,788 15
Axcelis Technologies Inc
(e)
3,599 722
CEVA Inc
(e)
2,275 62
Diodes Inc
(e)
3,915 370
Entegris Inc 117,604 12,902
FormFactor Inc
(e)
99,294 3,690
Impinj Inc
(e)
26,341 1,755
inTEST Corp
(e)
1,182 25
IPG Photonics Corp
(e)
23,895 3,141
Kulicke & Soffa Industries Inc 4,304 258
Lattice Semiconductor Corp
(e)
156,058 14,192
MACOM Technology Solutions Holdings Inc
(e)
240,276 16,800
MaxLinear Inc
(e)
8,240 203
Navitas Semiconductor Corp
(e)
1,906 20
Onto Innovation Inc
(e)
128,051 15,919
Power Integrations Inc 112,354 10,914
Rambus Inc
(e)
92,278 5,777
Silicon Laboratories Inc
(e)
64,860 9,674
SiTime Corp
(e)
8,903 1,148
SkyWater Technology Inc
(e)
293,238 2,868
SMART Global Holdings Inc
(e)
1,157 31
Synaptics Inc
(e)
350 32
$ 113,985
Software - 12 .17%
8x8 Inc
(e)
12,502 59
ACI Worldwide Inc
(e)
10,346 240
ACV Auctions Inc
(e)
731,150 12,788
Adeia Inc 10,320 124
Agilysys Inc
(e)
60,604 4,462
Alignment Healthcare Inc
(e)
410,445 2,548
Alkami Technology Inc
(e)
4,361 74
Altair Engineering Inc
(e)
203,802 15,273
American Software Inc/GA 2,786 32
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Amplitude Inc
(e)
7,477 $ 87
Apollo Medical Holdings Inc
(e)
4,729 173
Appfolio Inc
(e)
2,118 382
Appian Corp
(e)
4,532 233
Asana Inc
(e)
8,778 213
Asure Software Inc
(e)
402 5
AvePoint Inc
(e)
16,938 105
Avid Technology Inc
(e)
2,637 63
AvidXchange Holdings Inc
(e)
15,101 187
Bandwidth Inc
(e)
500 8
Bentley Systems Inc 159,348 8,586
BigBear.ai Holdings Inc
(e)
3,174 6
BigCommerce Holdings Inc
(e)
7,422 80
Blackbaud Inc
(e)
4,810 363
BlackLine Inc
(e)
302,957 17,596
Box Inc
(e)
15,580 487
Braze Inc
(e)
325,825 14,812
C3.ai Inc
(e)
4,936 207
CCC Intelligent Solutions Holdings Inc
(e)
367,669 4,052
Clear Secure Inc 329,330 7,808
Climb Global Solutions Inc 407 20
CommVault Systems Inc
(e)
4,649 362
Consensus Cloud Solutions Inc
(e)
1,236 40
CoreCard Corp
(e)
857 21
CSG Systems International Inc 3,442 178
CXApp Inc
(a),(e)
233 2
Daily Journal Corp
(e)
31 9
Definitive Healthcare Corp
(e)
409,149 4,840
Digi International Inc
(e)
3,446 144
Digimarc Corp
(a),(e)
1,567 46
Digital Turbine Inc
(e)
2,717 29
DigitalOcean Holdings Inc
(e)
263,108 13,029
Domo Inc
(e)
3,382 60
Donnelley Financial Solutions Inc
(e)
1,946 92
Duolingo Inc
(e)
3,167 491
Dynatrace Inc
(e)
314,188 17,183
Ebix Inc 807 25
eGain Corp
(e)
2,525 19
Enfusion Inc
(e)
2,817 31
EngageSmart Inc
(e)
5,366 102
Envestnet Inc
(e)
143,312 8,883
Everbridge Inc
(e)
4,493 139
EverCommerce Inc
(e)
2,012 24
Evolent Health Inc
(e)
12,166 370
Expensify Inc
(e)
6,097 49
Fastly Inc
(e)
10,950 201
Five9 Inc
(e)
168,307 14,769
ForgeRock Inc
(e)
5,218 108
Freshworks Inc
(e)
692,574 12,923
Global-e Online Ltd
(e)
117,250 5,282
Health Catalyst Inc
(e)
3,344 47
IBEX Holdings Ltd
(e)
1,205 24
Innodata Inc
(e)
2,782 36
Inspired Entertainment Inc
(e)
2,392 30
Instructure Holdings Inc
(e)
248,832 6,760
Intapp Inc
(e)
1,724 71
IonQ Inc
(e)
2,785 54
Jamf Holding Corp
(e)
7,717 168
Kaltura Inc
(e)
9,801 20
LivePerson Inc
(e)
7,028 33
LiveVox Holdings Inc
(e)
2,635 8
Manhattan Associates Inc
(e)
56,685 10,805
MeridianLink Inc
(e)
1,968 44
MicroStrategy Inc
(e)
1,222 535
Model N Inc
(e)
229,250 7,638
Monday.com Ltd
(e)
62,060 11,219
N-able Inc
(e)
6,952 98
NextGen Healthcare Inc
(e)
3,412 57
Olo Inc
(e)
6,567 52

Schedule of Investments
SmallCap Growth Fund I
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Outset Medical Inc
(e)
5,455 $ 112
PagerDuty Inc
(e)
9,424 244
PDF Solutions Inc
(e)
160,461 7,380
Phreesia Inc
(e)
362,316 11,493
Planet Labs PBC
(e)
18,969 71
PowerSchool Holdings Inc
(e)
6,191 150
Privia Health Group Inc
(e)
245,431 6,853
Progress Software Corp 4,807 289
PROS Holdings Inc
(e)
266,921 10,143
PubMatic Inc
(e)
923 18
Red Violet Inc
(a),(e)
1,227 25
Sapiens International Corp NV 3,392 91
Schrodinger Inc/United States
(e)
6,016 315
SEMrush Holdings Inc
(e)
3,457 37
Sharecare Inc
(e)
1,860 3
Simulations Plus Inc 1,748 87
Smartsheet Inc
(e)
230,682 10,242
SoundHound AI Inc
(a),(e)
15,457 36
Sprout Social Inc
(e)
5,277 302
SPS Commerce Inc
(e)
97,424 17,574
Take-Two Interactive Software Inc
(e)
48,102 7,357
Verint Systems Inc
(e)
6,484 242
Veritone Inc
(a),(e)
3,096 14
Verra Mobility Corp
(e)
15,427 324
Viant Technology Inc
(e)
1,461 7
Vimeo Inc
(e)
2,324 10
Weave Communications Inc
(e)
3,621 43
Workiva Inc
(e)
131,331 13,828
Yext Inc
(e)
11,823 115
Zeta Global Holdings Corp
(e)
14,827 137
Zuora Inc
(e)
374,368 4,391
$ 300,156
Telecommunications - 0 .89%
A10 Networks Inc 7,801 121
Anterix Inc
(e)
1,841 52
AST SpaceMobile Inc
(e)
6,687 29
Calix Inc
(e)
6,515 294
Cambium Networks Corp
(e)
1,434 23
Clearfield Inc
(e)
1,442 67
CommScope Holding Co Inc
(e)
22,898 103
Consolidated Communications Holdings Inc
(e)
950 3
Credo Technology Group Holding Ltd
(e)
412,005 6,992
DigitalBridge Group Inc 212,600 3,406
Extreme Networks Inc
(e)
13,945 371
Globalstar Inc
(e)
66,644 72
Gogo Inc
(e)
714 11
Harmonic Inc
(e)
260,990 3,894
IDT Corp - Class B
(e)
1,315 31
Infinera Corp
(e)
1,285,118 5,783
InterDigital Inc 2,990 277
Luna Innovations Inc
(e)
3,543 32
Ooma Inc
(e)
2,630 39
Preformed Line Products Co 135 23
Terran Orbital Corp
(e)
1,912 3
Viavi Solutions Inc
(e)
20,384 222
$ 21,848
Toys, Games & Hobbies - 0 .00%
Funko Inc
(e)
2,829 23
Transportation - 1 .49%
ArcBest Corp 1,046 122
CryoPort Inc
(e)
4,049 65
Daseke Inc
(e)
4,469 35
Dorian LPG Ltd 2,083 62
FLEX LNG Ltd 2,215 70
Forward Air Corp 54,112 6,431
Himalaya Shipping Ltd
(a),(e)
564 3
Knight-Swift Transportation Holdings Inc 83,616 5,080
Marten Transport Ltd 5,127 116
PAM Transportation Services Inc
(e)
98 2
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
RXO Inc
(e)
100,662 $ 2,219
Saia Inc
(e)
28,101 11,891
Werner Enterprises Inc 1,017 48
XPO Inc
(e)
153,290 10,614
$ 36,758
Trucking & Leasing - 0 .00%
GATX Corp 243 30
Water - 0 .03%
American States Water Co 4,092 362
Artesian Resources Corp 674 31
California Water Service Group 1,955 103
Consolidated Water Co Ltd 513 10
Global Water Resources Inc 1,397 18
Middlesex Water Co 1,933 155
York Water Co/The 1,571 65
$ 744
TOTAL COMMON STOCKS $ 2,368,606
Total Investments $ 2,488,740
Other Assets and Liabilities -  (0.93)% (23,016)
TOTAL NET ASSETS - 100.00% $ 2,465,724
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $33,130 or 1.34% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $33,611 or
1.36% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 31 .51%
Technology 19 .25%
Industrial 16 .61%
Consumer, Cyclical 12 .00%
Financial 6 .37%
Energy 5 .20%
Money Market Funds 4 .14%
Basic Materials 2 .49%
Communications 2 .35%
Exchange-Traded Funds 0 .73%
Utilities 0 .28%
Other Assets and Liabilities
( 0 .93 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Growth Fund I
July 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 750,843 $ 658,772 $ 92,071
Principal Government Money Market Fund - Institutional Class 5.14% 140,977 223,235 364,212 —
$ 140,977 $ 974,078 $ 1,022,984 $ 92,071
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 2,313 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 342 — — —
$ 2,655 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2023 Long 77 $ 7,752 $ 87
Total $ 87
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .57 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .13%
iShares Core S&P Small-Cap ETF 14,744 $ 1,550
Money Market Funds - 2 .44%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
2,489,332 2,489
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(b),(c)
27,319,743 27,320
$ 29,809
TOTAL INVESTMENT COMPANIES $ 31,359
COMMON STOCKS - 97 .95 % Shares Held Value (000's)
Aerospace & Defense - 1 .06%
AAR Corp
(d)
37,886 $ 2,266
AeroVironment Inc
(d)
29,030 2,765
Barnes Group Inc 58,150 2,285
Kaman Corp 32,373 741
Moog Inc 33,000 3,479
National Presto Industries Inc 5,857 459
Triumph Group Inc
(d)
74,697 945
$ 12,940
Agriculture - 0 .50%
Andersons Inc/The 36,161 1,765
Fresh Del Monte Produce Inc 35,297 938
Universal Corp/VA 28,214 1,427
Vector Group Ltd 152,335 1,999
$ 6,129
Airlines - 0 .50%
Allegiant Travel Co 18,000 2,227
Hawaiian Holdings Inc
(d)
59,228 686
SkyWest Inc
(d)
51,054 2,246
Sun Country Airlines Holdings Inc
(d)
42,005 906
$ 6,065
Apparel - 1 .05%
Hanesbrands Inc 401,612 2,117
Kontoor Brands Inc 57,347 2,429
Oxford Industries Inc 17,045 1,838
Steven Madden Ltd 82,094 2,740
Urban Outfitters Inc
(d)
69,148 2,515
Wolverine World Wide Inc 91,268 1,157
$ 12,796
Automobile Manufacturers - 0 .11%
Wabash National Corp 54,554 1,292
Automobile Parts & Equipment - 1 .26%
American Axle & Manufacturing Holdings Inc
(d)
134,457 1,271
Dana Inc 147,592 2,801
Dorman Products Inc
(d)
32,542 2,756
Gentherm Inc
(d)
38,064 2,275
Methode Electronics Inc 41,348 1,391
Phinia Inc
(d)
53,620 1,521
Standard Motor Products Inc 21,662 827
Titan International Inc
(d)
58,752 734
XPEL Inc
(d)
22,532 1,830
$ 15,406
Banks - 7 .93%
Ameris Bancorp 74,928 3,271
Atlantic Union Bankshares Corp 86,169 2,756
BancFirst Corp 20,036 2,001
Bancorp Inc/The
(d)
62,839 2,382
Bank of Hawaii Corp
(e)
45,557 2,603
BankUnited Inc 85,494 2,551
Banner Corp 39,451 1,878
Central Pacific Financial Corp 31,029 566
City Holding Co 17,317 1,713
Community Bank System Inc 61,734 3,323
Customers Bancorp Inc
(d)
33,752 1,417
CVB Financial Corp 150,442 2,839
Dime Community Bancshares Inc 37,456 839
Eagle Bancorp Inc 35,293 978
FB Financial Corp 40,313 1,428
First BanCorp/Puerto Rico 206,578 3,068
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Bancorp/Southern Pines NC 47,100 $ 1,558
First Commonwealth Financial Corp 118,222 1,707
First Financial Bancorp 109,333 2,524
First Hawaiian Inc 146,609 3,033
Fulton Financial Corp 190,145 2,719
Hanmi Financial Corp 35,097 667
Heritage Financial Corp/WA 40,286 756
Hilltop Holdings Inc 53,046 1,641
Hope Bancorp Inc 137,792 1,496
Independent Bank Corp 50,700 3,055
Independent Bank Group Inc 40,791 1,830
Lakeland Financial Corp 29,221 1,620
National Bank Holdings Corp 43,329 1,489
NBT Bancorp Inc 49,296 1,834
OFG Bancorp 54,610 1,829
PacWest Bancorp 135,625 1,261
Park National Corp 16,545 1,845
Pathward Financial Inc 30,922 1,607
Preferred Bank/Los Angeles CA 15,179 1,003
Renasant Corp 64,451 1,994
S&T Bancorp Inc 44,773 1,414
Seacoast Banking Corp of Florida 96,244 2,378
ServisFirst Bancshares Inc 56,134 3,350
Simmons First National Corp 146,299 2,954
Southside Bancshares Inc 33,756 1,121
Stellar Bancorp Inc 52,057 1,294
Tompkins Financial Corp 14,514 873
Triumph Financial Inc 25,244 1,790
TrustCo Bank Corp NY 21,858 664
Trustmark Corp 70,168 1,843
United Community Banks Inc/GA 132,314 3,846
Veritex Holdings Inc 62,331 1,341
Walker & Dunlop Inc 35,628 3,241
Westamerica BanCorp 30,618 1,506
$ 96,696
Beverages - 0 .28%
MGP Ingredients Inc 17,704 2,019
National Beverage Corp
(d)
26,815 1,417
$ 3,436
Biotechnology - 2 .05%
ANI Pharmaceuticals Inc
(d)
15,997 841
Arcus Biosciences Inc
(d)
60,479 1,203
Avid Bioservices Inc
(d)
71,867 910
Certara Inc
(d)
121,208 2,360
Cytek Biosciences Inc
(d)
91,969 824
Cytokinetics Inc
(d)
109,891 3,665
Dynavax Technologies Corp
(d)
137,300 1,921
Emergent BioSolutions Inc
(d)
51,588 355
Innoviva Inc
(d)
67,738 918
iTeos Therapeutics Inc
(d)
28,353 399
Ligand Pharmaceuticals Inc
(d)
18,857 1,262
Myriad Genetics Inc
(d)
93,706 2,094
NeoGenomics Inc
(d)
146,588 2,540
OmniAb Operations Inc
(d)
7,689 —
OmniAb Operations Inc
(d)
7,689 —
REGENXBIO Inc
(d)
43,450 826
Vericel Corp
(d)
54,652 1,963
Vir Biotechnology Inc
(d)
87,745 1,235
Xencor Inc
(d)
69,389 1,685
$ 25,001
Building Materials - 2 .08%
AAON Inc 49,247 5,184
American Woodmark Corp
(d)
19,116 1,465
Apogee Enterprises Inc 25,605 1,268
Boise Cascade Co 45,490 4,708
Gibraltar Industries Inc
(d)
34,943 2,260
Griffon Corp 54,554 2,276
Masterbrand Inc
(d)
147,659 1,823
PGT Innovations Inc
(d)
67,471 1,930

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
SPX Technologies Inc
(d)
52,284 $ 4,424
$ 25,338
Chemicals - 3 .04%
AdvanSix Inc 31,672 1,270
American Vanguard Corp 31,769 574
Balchem Corp 37,031 4,990
Hawkins Inc 21,769 1,018
HB Fuller Co 61,851 4,579
Ingevity Corp
(d)
39,238 2,512
Innospec Inc 28,575 3,061
Koppers Holdings Inc 23,931 916
Livent Corp
(d)
206,462 5,083
Mativ Holdings Inc 63,013 992
Minerals Technologies Inc 37,392 2,294
Quaker Chemical Corp 15,704 3,147
Rogers Corp
(d)
21,383 3,605
Stepan Co 24,388 2,337
Trinseo PLC 40,383 711
$ 37,089
Coal - 0 .51%
CONSOL Energy Inc 36,637 2,730
SunCoke Energy Inc 96,194 854
Warrior Met Coal Inc 59,735 2,644
$ 6,228
Commercial Services - 4 .46%
Aaron's Co Inc/The 35,514 562
ABM Industries Inc 75,955 3,515
Adtalem Global Education Inc
(d)
50,107 2,167
Alarm.com Holdings Inc
(d)
57,264 3,162
AMN Healthcare Services Inc
(d)
45,554 4,881
Arlo Technologies Inc
(d)
105,526 1,199
CoreCivic Inc
(d)
130,592 1,267
CorVel Corp
(d)
10,450 2,138
Cross Country Healthcare Inc
(d)
39,223 1,012
Deluxe Corp 49,937 948
EVERTEC Inc 74,775 2,941
Forrester Research Inc
(d)
13,015 415
GEO Group Inc/The
(d)
144,802 1,082
Green Dot Corp
(d)
53,216 1,040
Healthcare Services Group Inc 85,250 1,075
Heidrick & Struggles International Inc 23,011 627
John Wiley & Sons Inc 49,070 1,680
Kelly Services Inc 37,636 689
Korn Ferry 60,217 3,172
LiveRamp Holdings Inc
(d)
74,363 2,122
Matthews International Corp 34,996 1,606
Medifast Inc 12,511 1,275
Mister Car Wash Inc
(d)
92,167 915
Monro Inc 36,074 1,322
Payoneer Global Inc
(d)
235,588 1,253
Perdoceo Education Corp 77,532 1,035
PROG Holdings Inc
(d)
53,709 2,180
Resources Connection Inc 36,708 587
Sabre Corp
(d)
381,532 1,564
Strategic Education Inc 25,714 1,931
Stride Inc
(d)
46,978 1,795
TrueBlue Inc
(d)
35,645 533
Upbound Group Inc 57,840 2,003
Viad Corp
(d)
23,937 675
$ 54,368
Computers - 0 .86%
3D Systems Corp
(d)
150,697 1,312
Corsair Gaming Inc
(d)
46,906 867
Insight Enterprises Inc
(d)
33,252 4,878
NetScout Systems Inc
(d)
77,458 2,165
OneSpan Inc
(d)
40,853 561
TTEC Holdings Inc 21,717 748
$ 10,531
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .57%
Central Garden & Pet Co
(d)
11,088 $ 449
Central Garden & Pet Co - A Shares
(d)
47,422 1,812
Quanex Building Products Corp 38,191 1,075
WD-40 Co 15,597 3,580
$ 6,916
Cosmetics & Personal Care - 1 .00%
Edgewell Personal Care Co 58,798 2,317
elf Beauty Inc
(d)
58,176 6,791
Inter Parfums Inc 20,600 3,081
$ 12,189
Distribution & Wholesale - 0 .75%
G-III Apparel Group Ltd
(d)
47,146 976
OPENLANE Inc
(d)
125,482 1,970
Resideo Technologies Inc
(d)
169,035 3,164
ScanSource Inc
(d)
28,610 861
Veritiv Corp 15,568 2,182
$ 9,153
Diversified Financial Services - 2 .98%
Artisan Partners Asset Management Inc 78,653 3,263
Avantax Inc
(d)
44,337 1,147
B Riley Financial Inc
(e)
18,103 1,005
Bread Financial Holdings Inc 57,588 2,394
Brightsphere Investment Group Inc 37,161 791
Encore Capital Group Inc
(d)
26,980 1,443
Enova International Inc
(d)
35,865 1,976
EZCORP Inc
(d)
60,263 546
Moelis & Co 76,482 3,735
Mr Cooper Group Inc
(d)
78,192 4,533
Navient Corp 113,339 2,158
Piper Sandler Cos 16,955 2,482
PRA Group Inc
(d)
45,007 1,074
Radian Group Inc 179,650 4,838
StoneX Group Inc
(d)
20,261 1,864
Virtus Investment Partners Inc 7,872 1,620
WisdomTree Inc 130,343 907
World Acceptance Corp
(d)
3,845 607
$ 36,383
Electric - 0 .67%
Avista Corp 87,053 3,364
Otter Tail Corp 47,928 3,882
Unitil Corp 18,484 962
$ 8,208
Electrical Components & Equipment - 0 .40%
Encore Wire Corp 20,644 3,524
Insteel Industries Inc 22,337 720
Powell Industries Inc 10,494 638
$ 4,882
Electronics - 3 .05%
Advanced Energy Industries Inc 43,129 5,399
Badger Meter Inc 33,685 5,546
Benchmark Electronics Inc 40,931 1,085
Brady Corp 52,992 2,733
CTS Corp 36,239 1,617
ESCO Technologies Inc 29,598 2,976
Itron Inc
(d)
52,193 4,106
Knowles Corp
(d)
104,994 1,918
Mesa Laboratories Inc 5,776 743
OSI Systems Inc
(d)
17,876 2,132
Plexus Corp
(d)
31,767 3,129
Sanmina Corp
(d)
67,055 4,121
TTM Technologies Inc
(d)
117,871 1,693
$ 37,198
Energy - Alternate Sources - 0 .36%
FutureFuel Corp 29,667 289
Green Plains Inc
(d)
68,380 2,428
REX American Resources Corp
(d)
17,583 651
SunPower Corp
(d),(e)
98,504 972
$ 4,340

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 2 .01%
Arcosa Inc 55,656 $ 4,295
Comfort Systems USA Inc 41,099 7,150
Dycom Industries Inc
(d)
33,731 3,359
Frontdoor Inc
(d)
93,903 3,279
Granite Construction Inc 50,419 2,064
MYR Group Inc
(d)
19,199 2,737
NV5 Global Inc
(d)
14,441 1,582
$ 24,466
Entertainment - 0 .87%
Cinemark Holdings Inc
(d)
124,328 2,075
Golden Entertainment Inc
(d)
25,512 1,080
Madison Square Garden Sports Corp 20,394 4,339
Monarch Casino & Resort Inc 15,392 1,067
Six Flags Entertainment Corp
(d)
85,167 2,036
$ 10,597
Environmental Control - 0 .07%
Enviri Corp
(d)
91,619 864
Food - 1 .97%
B&G Foods Inc
(e)
82,971 1,100
Calavo Growers Inc 20,386 769
Cal-Maine Foods Inc 43,662 2,017
Chefs' Warehouse Inc/The
(d)
40,435 1,469
Hain Celestial Group Inc/The
(d)
102,771 1,302
Hostess Brands Inc
(d)
152,645 3,670
J & J Snack Foods Corp 17,256 2,766
John B Sanfilippo & Son Inc 10,294 1,121
Simply Good Foods Co/The
(d)
97,189 3,762
SpartanNash Co 40,352 906
Tootsie Roll Industries Inc 20,662 720
TreeHouse Foods Inc
(d)
58,235 3,006
United Natural Foods Inc
(d)
68,249 1,420
$ 24,028
Forest Products & Paper - 0 .18%
Mercer International Inc 46,561 414
Sylvamo Corp 36,679 1,800
$ 2,214
Gas - 0 .34%
Chesapeake Utilities Corp 20,442 2,417
Northwest Natural Holding Co 41,325 1,776
$ 4,193
Hand & Machine Tools - 0 .74%
Enerpac Tool Group Corp 65,700 1,806
Franklin Electric Co Inc 44,585 4,406
Kennametal Inc 92,236 2,811
$ 9,023
Healthcare - Products - 2 .64%
AngioDynamics Inc
(d)
45,083 392
Artivion Inc
(d)
46,965 818
Avanos Medical Inc
(d)
53,621 1,312
BioLife Solutions Inc
(d)
39,945 794
CONMED Corp 35,132 4,253
Embecta Corp 65,831 1,405
Glaukos Corp
(d)
55,394 4,273
Integer Holdings Corp
(d)
38,235 3,536
LeMaitre Vascular Inc 22,405 1,417
Merit Medical Systems Inc
(d)
66,063 4,933
NuVasive Inc
(d)
60,264 2,484
OraSure Technologies Inc
(d)
84,178 397
Orthofix Medical Inc
(d)
39,890 785
Tandem Diabetes Care Inc
(d)
74,251 2,593
UFP Technologies Inc
(d)
7,961 1,550
Varex Imaging Corp
(d)
46,420 1,081
Zynex Inc
(d),(e)
24,427 238
$ 32,261
Healthcare - Services - 1 .95%
Addus HomeCare Corp
(d)
18,620 1,705
Agiliti Inc
(d)
38,623 663
Community Health Systems Inc
(d)
146,118 641
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Enhabit Inc
(d)
57,565 $ 790
Ensign Group Inc/The 64,329 6,232
Fortrea Holdings Inc
(d)
101,351 3,239
Fulgent Genetics Inc
(d)
22,865 888
ModivCare Inc
(d)
14,650 641
Pediatrix Medical Group Inc
(d)
94,866 1,303
RadNet Inc
(d)
65,878 2,179
Select Medical Holdings Corp 119,777 3,595
US Physical Therapy Inc 16,926 1,968
$ 23,844
Home Builders - 3 .05%
Cavco Industries Inc
(d)
9,291 2,747
Century Communities Inc 32,753 2,529
Green Brick Partners Inc
(d)
30,852 1,744
Installed Building Products Inc 26,764 3,962
LCI Industries 29,070 3,961
LGI Homes Inc
(d)
23,796 3,302
M/I Homes Inc
(d)
31,977 3,198
MDC Holdings Inc 67,210 3,446
Meritage Homes Corp 42,246 6,292
Tri Pointe Homes Inc
(d)
115,013 3,667
Winnebago Industries Inc 35,110 2,415
$ 37,263
Home Furnishings - 0 .63%
Ethan Allen Interiors Inc 26,221 825
iRobot Corp
(d)
31,287 1,251
MillerKnoll Inc 86,898 1,701
Sleep Number Corp
(d)
25,491 706
Sonos Inc
(d)
147,442 2,527
Xperi Inc
(d)
48,853 641
$ 7,651
Insurance - 2 .40%
Ambac Financial Group Inc
(d)
52,075 736
American Equity Investment Life Holding Co 72,539 3,893
AMERISAFE Inc 22,007 1,147
Assured Guaranty Ltd 68,140 4,074
Employers Holdings Inc 30,881 1,193
Genworth Financial Inc
(d)
549,173 3,218
HCI Group Inc 7,805 490
Horace Mann Educators Corp 46,930 1,414
James River Group Holdings Ltd 43,224 799
Mercury General Corp 30,538 983
NMI Holdings Inc
(d)
95,689 2,556
Palomar Holdings Inc
(d)
28,563 1,730
ProAssurance Corp 62,078 1,043
Safety Insurance Group Inc 17,083 1,230
SiriusPoint Ltd
(d)
98,544 920
Stewart Information Services Corp 31,305 1,475
Trupanion Inc
(d)
40,736 1,257
United Fire Group Inc 24,938 600
Universal Insurance Holdings Inc 31,477 489
$ 29,247
Internet - 1 .54%
Cargurus Inc
(d)
102,657 2,326
Cars.com Inc
(d)
71,297 1,626
Cogent Communications Holdings Inc 49,402 3,025
ePlus Inc
(d)
30,917 1,742
HealthStream Inc 27,850 626
Liquidity Services Inc
(d)
26,790 450
Perficient Inc
(d)
40,031 2,554
QuinStreet Inc
(d)
58,450 519
Shutterstock Inc 27,752 1,428
TechTarget Inc
(d)
29,674 964
Yelp Inc
(d)
79,095 3,563
$ 18,823

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 0 .91%
ATI Inc
(d)
147,703 $ 7,042
Carpenter Technology Corp 55,784 3,339
Haynes International Inc 14,628 734
$ 11,115
Leisure Products & Services - 0 .16%
Vista Outdoor Inc
(d)
65,591 1,987
Lodging - 0 .04%
Marcus Corp/The 28,260 441
Machinery - Construction & Mining - 0 .11%
Astec Industries Inc 26,101 1,289
Machinery - Diversified - 1 .54%
Alamo Group Inc 11,861 2,298
Albany International Corp 35,813 3,448
Applied Industrial Technologies Inc 44,415 6,440
CIRCOR International Inc
(d)
23,428 1,305
DXP Enterprises Inc/TX
(d)
16,755 636
Ichor Holdings Ltd
(d)
33,385 1,293
Lindsay Corp 12,650 1,676
Tennant Co 21,270 1,707
$ 18,803
Media - 0 .47%
AMC Networks Inc
(d)
32,744 413
DISH Network Corp
(d)
290,683 2,305
EW Scripps Co/The
(d)
67,361 664
Scholastic Corp 33,544 1,449
Thryv Holdings Inc
(d)
35,610 844
$ 5,675
Metal Fabrication & Hardware - 0 .92%
AZZ Inc 28,624 1,269
Mueller Industries Inc 65,489 5,309
Olympic Steel Inc 11,001 614
Proto Labs Inc
(d)
30,107 998
Standex International Corp 13,678 2,032
TimkenSteel Corp
(d)
44,868 1,045
$ 11,267
Mining - 0 .57%
Arconic Corp
(d)
115,184 3,443
Century Aluminum Co
(d)
59,405 552
Compass Minerals International Inc 39,232 1,486
Kaiser Aluminum Corp 18,360 1,491
$ 6,972
Miscellaneous Manufacturers - 2 .34%
EnPro Industries Inc 23,991 3,330
Fabrinet
(d)
41,707 5,157
Federal Signal Corp 69,961 4,274
Hillenbrand Inc 79,938 4,152
John Bean Technologies Corp 36,562 4,519
Materion Corp 23,681 2,821
Myers Industries Inc 42,216 828
Sturm Ruger & Co Inc 20,346 1,077
Trinity Industries Inc 93,241 2,445
$ 28,603
Office & Business Equipment - 0 .06%
Pitney Bowes Inc 187,669 739
Office Furnishings - 0 .18%
HNI Corp 53,330 1,552
Interface Inc 66,657 651
$ 2,203
Oil & Gas - 3 .07%
California Resources Corp 81,059 4,324
Callon Petroleum Co
(d)
59,003 2,216
Civitas Resources Inc 56,379 4,220
Comstock Resources Inc 105,224 1,342
CVR Energy Inc 33,497 1,231
Helmerich & Payne Inc 117,870 5,277
Nabors Industries Ltd
(d)
10,414 1,276
Northern Oil and Gas Inc 93,036 3,663
Par Pacific Holdings Inc
(d)
64,522 2,031
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Patterson-UTI Energy Inc 239,277 $ 3,790
SM Energy Co 138,476 5,025
Talos Energy Inc
(d)
124,064 1,985
Vital Energy Inc
(d)
21,366 1,128
$ 37,508
Oil & Gas Services - 1 .34%
Archrock Inc 154,837 1,805
Bristow Group Inc
(d)
27,032 832
Core Laboratories Inc 53,617 1,393
Dril-Quip Inc
(d)
39,265 1,017
Helix Energy Solutions Group Inc
(d)
163,631 1,571
NexTier Oilfield Solutions Inc
(d)
172,146 2,052
NOW Inc
(d)
122,912 1,400
Oceaneering International Inc
(d)
115,785 2,599
Oil States International Inc
(d)
73,830 594
ProPetro Holding Corp
(d)
111,217 1,161
RPC Inc 95,347 793
US Silica Holdings Inc
(d)
88,547 1,152
$ 16,369
Packaging & Containers - 0 .39%
Clearwater Paper Corp
(d)
19,436 627
O-I Glass Inc
(d)
178,411 4,096
$ 4,723
Pharmaceuticals - 2 .00%
AdaptHealth Corp
(d)
87,873 1,207
Amphastar Pharmaceuticals Inc
(d)
43,265 2,626
Anika Therapeutics Inc
(d)
16,956 396
Catalyst Pharmaceuticals Inc
(d)
112,026 1,549
Coherus Biosciences Inc
(d)
76,822 370
Collegium Pharmaceutical Inc
(d)
39,749 905
Corcept Therapeutics Inc
(d)
103,874 2,647
Enanta Pharmaceuticals Inc
(d)
22,741 431
Harmony Biosciences Holdings Inc
(d)
34,443 1,218
Ironwood Pharmaceuticals Inc
(d)
155,289 1,722
Owens & Minor Inc
(d)
87,560 1,685
Pacira BioSciences Inc
(d)
52,842 1,921
Phibro Animal Health Corp 23,368 338
Prestige Consumer Healthcare Inc
(d)
57,097 3,723
Supernus Pharmaceuticals Inc
(d)
62,593 1,921
uniQure NV
(d)
48,113 499
USANA Health Sciences Inc
(d)
12,861 835
Vanda Pharmaceuticals Inc
(d)
66,003 382
$ 24,375
Real Estate - 0 .92%
Anywhere Real Estate Inc
(d)
126,816 1,063
Cushman & Wakefield PLC
(d)
187,844 1,846
eXp World Holdings Inc
(e)
84,626 2,111
Kennedy-Wilson Holdings Inc 136,137 2,246
Marcus & Millichap Inc 27,851 1,022
RE/MAX Holdings Inc 20,824 410
St Joe Co/The 38,900 2,469
$ 11,167
REITs - 8 .12%
Acadia Realty Trust 109,398 1,719
Alexander & Baldwin Inc 83,411 1,601
American Assets Trust Inc 59,996 1,350
Apollo Commercial Real Estate Finance Inc 149,411 1,763
Arbor Realty Trust Inc 207,692 3,512
Armada Hoffler Properties Inc 78,063 970
ARMOUR Residential REIT Inc 224,644 1,148
Brandywine Realty Trust 197,531 998
CareTrust REIT Inc 114,297 2,376
Centerspace 17,189 1,068
Chatham Lodging Trust 56,136 539
Community Healthcare Trust Inc 28,106 990
DiamondRock Hospitality Co 241,049 2,049
Douglas Emmett Inc 195,110 2,868
Easterly Government Properties Inc 107,306 1,584
Ellington Financial Inc 73,311 991

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Elme Communities 100,793 $ 1,638
Essential Properties Realty Trust Inc 171,014 4,198
Four Corners Property Trust Inc 99,992 2,630
Franklin BSP Realty Trust Inc 94,541 1,352
Getty Realty Corp 51,748 1,672
Global Net Lease Inc 119,320 1,276
Hudson Pacific Properties Inc 147,322 865
Innovative Industrial Properties Inc 32,214 2,552
Invesco Mortgage Capital Inc 47,851 575
JBG SMITH Properties 111,403 1,864
KKR Real Estate Finance Trust Inc 66,688 831
LTC Properties Inc 47,563 1,596
LXP Industrial Trust 336,176 3,385
Macerich Co/The 247,143 3,151
New York Mortgage Trust Inc 104,766 1,063
NexPoint Residential Trust Inc 26,494 1,101
Office Properties Income Trust 55,800 430
Orion Office REIT Inc 65,107 423
Outfront Media Inc 168,718 2,608
Pebblebrook Hotel Trust 141,458 2,185
PennyMac Mortgage Investment Trust 100,602 1,286
Phillips Edison & Co Inc 134,775 4,759
Ready Capital Corp 185,428 2,145
Redwood Trust Inc 131,020 987
Retail Opportunity Investments Corp 144,803 2,133
RPT Realty 99,602 1,083
Safehold Inc 46,285 1,145
Saul Centers Inc 14,844 572
Service Properties Trust 190,098 1,614
SITE Centers Corp 209,181 2,939
SL Green Realty Corp 73,968 2,789
Summit Hotel Properties Inc 123,482 795
Sunstone Hotel Investors Inc 237,961 2,425
Tanger Factory Outlet Centers Inc 120,853 2,829
Two Harbors Investment Corp 111,068 1,489
Uniti Group Inc 274,122 1,530
Universal Health Realty Income Trust 14,591 696
Urban Edge Properties 135,084 2,298
Urstadt Biddle Properties Inc 33,286 755
Veris Residential Inc 91,648 1,712
Whitestone REIT 53,381 551
Xenia Hotels & Resorts Inc 125,799 1,598
$ 99,051
Retail - 6 .32%
Abercrombie & Fitch Co
(d)
57,513 2,278
Academy Sports & Outdoors Inc 88,579 5,296
American Eagle Outfitters Inc 210,875 2,963
America's Car-Mart Inc/TX
(d)
6,662 794
Asbury Automotive Group Inc
(d)
24,744 5,582
BJ's Restaurants Inc
(d)
27,049 1,019
Bloomin' Brands Inc 100,301 2,695
Boot Barn Holdings Inc
(d)
34,260 3,217
Brinker International Inc
(d)
50,897 1,999
Buckle Inc/The 34,205 1,251
Caleres Inc 41,706 1,128
Cheesecake Factory Inc/The 54,872 2,018
Chico's FAS Inc
(d)
141,831 865
Chuy's Holdings Inc
(d)
20,820 866
Cracker Barrel Old Country Store Inc 25,453 2,372
Dave & Buster's Entertainment Inc
(d)
46,013 2,107
Designer Brands Inc 59,596 593
Dine Brands Global Inc 17,998 1,086
GMS Inc
(d)
47,461 3,497
Group 1 Automotive Inc 16,250 4,201
Guess? Inc 34,394 722
Haverty Furniture Cos Inc 15,319 545
Hibbett Inc 14,646 680
Jack in the Box Inc 23,671 2,353
La-Z-Boy Inc 49,568 1,555
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Leslie's Inc
(d)
171,101 $ 1,090
MarineMax Inc
(d)
25,112 1,013
Movado Group Inc 17,943 515
National Vision Holdings Inc
(d)
89,722 1,941
Nu Skin Enterprises Inc 57,341 1,685
ODP Corp/The
(d)
39,025 1,947
Patrick Industries Inc 24,367 2,109
PC Connection Inc 12,983 628
PriceSmart Inc 28,854 2,243
Sally Beauty Holdings Inc
(d)
123,581 1,479
Shake Shack Inc
(d)
43,015 3,341
Shoe Carnival Inc 19,473 518
Signet Jewelers Ltd 51,848 4,173
Sonic Automotive Inc 18,275 875
Victoria's Secret & Co
(d)
89,992 1,844
$ 77,083
Savings & Loans - 1 .57%
Axos Financial Inc
(d)
60,449 2,841
Banc of California Inc
(e)
61,544 875
Berkshire Hills Bancorp Inc 50,875 1,160
Brookline Bancorp Inc 100,857 1,077
Capitol Federal Financial Inc 145,496 965
Northfield Bancorp Inc 47,047 573
Northwest Bancshares Inc 145,995 1,805
Pacific Premier Bancorp Inc 110,075 2,811
Provident Financial Services Inc 86,721 1,608
Washington Federal Inc 75,595 2,346
WSFS Financial Corp 70,604 3,089
$ 19,150
Semiconductors - 4 .28%
Alpha & Omega Semiconductor Ltd
(d)
25,584 841
Axcelis Technologies Inc
(d)
37,586 7,535
CEVA Inc
(d)
26,904 731
Cohu Inc
(d)
54,616 2,384
Diodes Inc
(d)
52,534 4,964
FormFactor Inc
(d)
88,638 3,294
Kulicke & Soffa Industries Inc 65,015 3,893
MaxLinear Inc
(d)
84,546 2,086
Onto Innovation Inc
(d)
56,240 6,992
Photronics Inc
(d)
71,784 1,899
Rambus Inc
(d)
125,063 7,830
Semtech Corp
(d)
73,488 2,146
SiTime Corp
(d)
18,917 2,440
SMART Global Holdings Inc
(d)
56,384 1,500
Ultra Clean Holdings Inc
(d)
51,357 1,957
Veeco Instruments Inc
(d)
59,395 1,672
$ 52,164
Software - 3 .80%
8x8 Inc
(d)
129,892 616
Adeia Inc 122,180 1,469
Agilysys Inc
(d)
22,883 1,685
Apollo Medical Holdings Inc
(d)
46,285 1,695
Avid Technology Inc
(d)
38,342 914
Cerence Inc
(d)
46,315 1,288
Computer Programs and Systems Inc
(d)
16,310 428
Consensus Cloud Solutions Inc
(d)
20,104 652
CSG Systems International Inc 34,921 1,802
Digi International Inc
(d)
41,215 1,728
Digital Turbine Inc
(d)
103,720 1,124
Donnelley Financial Solutions Inc
(d)
29,079 1,375
DoubleVerify Holdings Inc
(d)
101,265 4,263
Ebix Inc 26,984 835
N-able Inc
(d)
77,390 1,089
NextGen Healthcare Inc
(d)
61,446 1,022
PDF Solutions Inc
(d)
34,358 1,580
Privia Health Group Inc
(d)
107,646 3,005
Progress Software Corp 49,760 2,989
Schrodinger Inc/United States
(d)
61,624 3,224
Simulations Plus Inc 18,151 904

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
SPS Commerce Inc
(d)
41,978 $ 7,572
Veradigm Inc
(d)
125,540 1,697
Verra Mobility Corp
(d)
160,705 3,373
$ 46,329
Telecommunications - 1 .89%
A10 Networks Inc 73,941 1,148
ADTRAN Holdings Inc 82,241 800
ATN International Inc 12,297 447
Clearfield Inc
(d)
14,547 680
Consolidated Communications Holdings Inc
(d)
85,779 307
Extreme Networks Inc
(d)
148,219 3,941
Gogo Inc
(d)
75,349 1,136
Harmonic Inc
(d)
127,947 1,909
InterDigital Inc 30,728 2,848
Lumen Technologies Inc 1,061,658 1,900
NETGEAR Inc
(d)
33,385 455
Shenandoah Telecommunications Co 57,734 1,078
Telephone and Data Systems Inc 113,548 911
Viasat Inc
(d)
87,753 2,715
Viavi Solutions Inc
(d)
255,594 2,778
$ 23,053
Textiles - 0 .23%
UniFirst Corp/MA 17,356 2,817
Transportation - 1 .81%
ArcBest Corp 27,524 3,202
Dorian LPG Ltd 36,627 1,089
Forward Air Corp 29,828 3,545
Heartland Express Inc 53,547 875
Hub Group Inc
(d)
37,660 3,394
Marten Transport Ltd 66,270 1,502
Matson Inc 41,201 3,851
RXO Inc
(d)
134,344 2,962
World Kinect Corp 71,386 1,609
$ 22,029
Trucking & Leasing - 0 .14%
Greenbrier Cos Inc/The 36,679 1,694
Water - 0 .91%
American States Water Co 42,487 3,756
California Water Service Group 64,335 3,411
Middlesex Water Co 20,317 1,634
SJW Group 31,777 2,239
$ 11,040
TOTAL COMMON STOCKS $ 1,194,704
Total Investments $ 1,226,063
Other Assets and Liabilities -  (0.52)% (6,303)
TOTAL NET ASSETS - 100.00% $ 1,219,760
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,119 or
0.67% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,030 or 0.66% of net assets.
Portfolio Summary
Sector Percent
Financial 23 .92%
Consumer, Non-cyclical 17 .42%
Industrial 16 .66%
Consumer, Cyclical 15 .15%
Technology 9 .00%
Energy 5 .28%
Basic Materials 4 .70%
Communications 3 .90%
Money Market Funds 2 .44%
Utilities 1 .92%
Exchange-Traded Funds 0 .13%
Other Assets and Liabilities
( 0 .52 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 273,854 $ 246,534 $ 27,320
Principal Government Money Market Fund - Institutional Class 5.14% 28,521 24,793 53,314 —
$ 28,521 $ 298,647 $ 299,848 $ 27,320
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 561 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 77 — — —
$ 638 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2023 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2023 Long 234 $ 23,559 $ 492
Total $ 492
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .77 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .23%
iShares Russell 2000 Value ETF 19,900 $ 3,010
Money Market Funds - 3 .54%
BlackRock Liquidity FedFund - Institutional Class
5.21%
(a),(b)
2,798,086 2,798
Principal Government Money Market Fund - Class
R-6 5.19%
(a),(b),(c)
43,284,695 43,285
$ 46,083
TOTAL INVESTMENT COMPANIES $ 49,093
COMMON STOCKS - 96 .86 % Shares Held Value (000's)
Advertising - 0 .18%
Advantage Solutions Inc
(d)
9,575 $ 25
Boston Omaha Corp
(d)
2,387 47
Clear Channel Outdoor Holdings Inc
(d)
41,145 74
Quotient Technology Inc
(d)
9,983 39
Stagwell Inc
(d)
322,639 2,165
$ 2,350
Aerospace & Defense - 0 .60%
AAR Corp
(d)
3,810 228
AerSale Corp
(d)
111,572 1,675
Archer Aviation Inc
(d)
16,825 113
Astronics Corp
(d)
2,872 60
Barnes Group Inc 44,010 1,730
Ducommun Inc
(d)
1,247 62
Joby Aviation Inc
(d),(e)
20,476 183
Kaman Corp 3,144 72
Kratos Defense & Security Solutions Inc
(d)
13,837 209
Moog Inc 16,406 1,730
National Presto Industries Inc 21,127 1,654
Triumph Group Inc
(d)
7,176 91
$ 7,807
Agriculture - 0 .19%
Alico Inc 778 20
Andersons Inc/The 38,057 1,858
Benson Hill Inc
(d)
18,393 26
Dole PLC 3,421 45
Fresh Del Monte Produce Inc 3,760 100
Limoneira Co 1,936 30
Tejon Ranch Co
(d)
2,281 40
Universal Corp/VA 2,665 135
Vector Group Ltd 13,266 174
$ 2,428
Airlines - 0 .08%
Allegiant Travel Co 1,571 194
Hawaiian Holdings Inc
(d)
5,673 66
JetBlue Airways Corp
(d)
36,473 283
SkyWest Inc
(d)
5,335 235
Spirit Airlines Inc 12,107 222
Sun Country Airlines Holdings Inc
(d)
1,848 40
$ 1,040
Apparel - 1 .41%
Capri Holdings Ltd
(d)
190,180 7,020
Carter's Inc 14,400 1,080
Fossil Group Inc
(d)
5,057 14
Hanesbrands Inc 222,468 1,172
Kontoor Brands Inc 26,800 1,135
Lakeland Industries Inc 47,300 732
Oxford Industries Inc 5,510 594
Rocky Brands Inc 690 14
Steven Madden Ltd 38,100 1,272
Urban Outfitters Inc
(d)
29,281 1,065
Weyco Group Inc 662 18
Wolverine World Wide Inc 339,650 4,303
$ 18,419
Automobile Manufacturers - 0 .15%
Blue Bird Corp
(d)
1,800 38
Hyliion Holdings Corp
(d)
16,284 32
Nikola Corp
(d),(e)
65,466 175
Proterra Inc
(d)
24,444 41
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
REV Group Inc 3,498 $ 45
TuSimple Holdings Inc
(d)
18,220 43
Wabash National Corp 64,898 1,537
Workhorse Group Inc
(d),(e)
16,738 22
$ 1,933
Automobile Parts & Equipment - 0 .59%
Adient PLC
(d)
64,222 2,734
Aeva Technologies Inc
(d)
8,438 11
Allison Transmission Holdings Inc 6,800 399
American Axle & Manufacturing Holdings Inc
(d)
12,598 119
Aurora Innovation Inc
(d)
33,525 110
Commercial Vehicle Group Inc
(d)
3,154 33
Cooper-Standard Holdings Inc
(d)
1,238 23
Dana Inc 14,453 274
Goodyear Tire & Rubber Co/The
(d)
168,761 2,714
Holley Inc
(d)
5,604 36
indie Semiconductor Inc
(d)
949 9
Methode Electronics Inc 3,906 131
Microvast Holdings Inc
(d)
11,161 32
Miller Industries Inc/TN 21,876 830
SES AI Corp
(d),(e)
12,515 39
Solid Power Inc
(d)
17,091 49
Standard Motor Products Inc 2,342 89
Titan International Inc
(d)
5,785 72
$ 7,704
Banks - 11 .90%
1st Source Corp 25,081 1,177
ACNB Corp 13,930 483
Alerus Financial Corp 2,013 40
Amalgamated Financial Corp 1,982 40
Amerant Bancorp Inc 2,853 57
American National Bankshares Inc 1,143 47
Ameris Bancorp 36,908 1,611
Ames National Corp 912 18
Arrow Financial Corp 1,554 31
Associated Banc-Corp 105,108 1,992
Atlantic Union Bankshares Corp 8,293 265
BancFirst Corp 2,100 210
Bank First Corp
(e)
1,035 91
Bank of Hawaii Corp
(e)
4,331 247
Bank of Marin Bancorp 58,217 1,221
Bank of NT Butterfield & Son Ltd/The 5,149 165
Bank7 Corp 371 10
BankUnited Inc 101,313 3,023
Bankwell Financial Group Inc 665 18
Banner Corp 3,783 180
Bar Harbor Bankshares 1,623 44
BayCom Corp 26,681 538
BCB Bancorp Inc 43,086 553
Blue Foundry Bancorp
(d)
2,750 28
Blue Ridge Bankshares Inc 1,870 16
Bridgewater Bancshares Inc
(d)
52,870 566
Burke & Herbert Financial Services Corp 661 36
Business First Bancshares Inc 2,643 54
Byline Bancorp Inc 2,757 61
C&F Financial Corp 346 19
Cadence Bank 256,138 6,416
Cambridge Bancorp 7,044 434
Camden National Corp 32,471 1,123
Capital Bancorp Inc 1,009 20
Capital City Bank Group Inc 961 31
Capstar Financial Holdings Inc 2,231 33
Carter Bankshares Inc
(d)
2,660 39
Cathay General Bancorp 69,082 2,628
Central Pacific Financial Corp 99,260 1,810
Central Valley Community Bancorp 31,058 531
Chemung Financial Corp
(e)
370 16
ChoiceOne Financial Services Inc
(e)
739 18
Citizens & Northern Corp 1,654 35

Schedule of Investments
SmallCap Value Fund II
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Citizens Financial Services Inc 394 $ 28
City Holding Co 1,545 153
Civista Bancshares Inc 29,728 543
CNB Financial Corp/PA 30,663 597
Codorus Valley Bancorp Inc 1,016 22
Colony Bankcorp Inc 1,834 20
Columbia Banking System Inc 92,800 2,074
Comerica Inc 137,980 7,445
Community Bank System Inc 5,881 317
Community Trust Bancorp Inc 29,050 1,115
ConnectOne Bancorp Inc 112,796 2,309
CrossFirst Bankshares Inc
(d)
47,700 556
Customers Bancorp Inc
(d)
56,964 2,392
CVB Financial Corp 82,484 1,556
Dime Community Bancshares Inc 13,363 300
Eagle Bancorp Inc 76,288 2,113
Eastern Bankshares Inc 17,100 241
Enterprise Bancorp Inc/MA 1,028 33
Enterprise Financial Services Corp 20,810 853
Equity Bancshares Inc 1,671 45
Esquire Financial Holdings Inc 85 4
Evans Bancorp Inc 554 16
Farmers & Merchants Bancorp Inc/Archbold OH 1,503 32
Farmers National Banc Corp 4,072 56
FB Financial Corp 38,598 1,367
Fidelity D&D Bancorp Inc
(e)
492 25
Financial Institutions Inc 32,594 625
First Bancorp Inc/The 1,047 28
First BanCorp/Puerto Rico 17,864 265
First Bancorp/Southern Pines NC 4,396 145
First Bancshares Inc/The 3,352 105
First Bank/Hamilton NJ 2,385 30
First Busey Corp 55,183 1,195
First Business Financial Services Inc 15,899 541
First Commonwealth Financial Corp 11,297 163
First Community Bankshares Inc 1,950 66
First Community Corp/SC 781 15
First Financial Bancorp 10,439 241
First Financial Corp/IN 41,311 1,579
First Foundation Inc 5,514 40
First Hawaiian Inc 94,207 1,949
First Internet Bancorp 69,420 1,565
First Interstate BancSystem Inc 40,820 1,173
First Merchants Corp 39,722 1,276
First Mid Bancshares Inc 36,792 1,126
First of Long Island Corp/The 84,815 1,183
Five Star Bancorp 780 19
Fulton Financial Corp 17,954 257
FVCBankcorp Inc
(d)
1,651 21
German American Bancorp Inc 3,106 91
Glacier Bancorp Inc 12,310 403
Great Southern Bancorp Inc 16,504 914
Guaranty Bancshares Inc/TX 931 30
Hancock Whitney Corp 9,580 422
Hanmi Financial Corp 116,319 2,210
HarborOne Bancorp Inc 4,634 49
HBT Financial Inc 1,424 28
Heartland Financial USA Inc 21,470 737
Heritage Commerce Corp 6,581 63
Heritage Financial Corp/WA 8,277 156
Hilltop Holdings Inc 74,057 2,290
Home BancShares Inc/AR 21,049 512
HomeStreet Inc 123,767 1,139
Hope Bancorp Inc 223,048 2,422
Horizon Bancorp Inc/IN 103,263 1,279
Independent Bank Corp 4,881 294
Independent Bank Corp/MI 75,707 1,564
Independent Bank Group Inc 30,410 1,365
International Bancshares Corp 5,933 295
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Investar Holding Corp 43,200 $ 642
John Marshall Bancorp Inc 1,321 25
Kearny Financial Corp/MD 145,529 1,250
Lakeland Bancorp Inc 113,386 1,713
Lakeland Financial Corp 2,567 142
LCNB Corp
(e)
1,120 20
Live Oak Bancshares Inc 64,317 2,436
Luther Burbank Corp 56,781 585
Macatawa Bank Corp 23,230 229
MainStreet Bancshares Inc 737 18
Mercantile Bank Corp 29,530 1,037
Merchants Bancorp/IN 31,765 1,004
Metrocity Bankshares Inc 2,020 43
Metropolitan Bank Holding Corp
(d),(e)
1,047 47
Mid Penn Bancorp Inc 1,575 37
Middlefield Banc Corp 832 24
Midland States Bancorp Inc 51,539 1,208
MidWestOne Financial Group Inc 24,247 595
MVB Financial Corp 1,132 29
National Bank Holdings Corp 4,069 140
National Bankshares Inc
(e)
11,411 340
NBT Bancorp Inc 4,621 172
NewtekOne Inc 2,575 46
Nicolet Bankshares Inc 1,425 119
Northeast Bank 14,562 694
Northeast Community Bancorp Inc 40,719 659
Northrim BanCorp Inc 18,617 890
Norwood Financial Corp 782 25
Oak Valley Bancorp
(e)
713 20
OFG Bancorp 5,150 172
Old National Bancorp/IN 299,812 5,106
Old Second Bancorp Inc 4,747 76
Orange County Bancorp Inc
(e)
541 24
Origin Bancorp Inc 3,225 105
Orrstown Financial Services Inc 1,102 26
PacWest Bancorp
(e)
235,928 2,194
Park National Corp 1,587 177
Parke Bancorp Inc 27,738 551
Pathward Financial Inc 2,021 105
PCB Bancorp 32,658 533
Peapack-Gladstone Financial Corp 1,921 56
Penns Woods Bancorp Inc 726 20
Peoples Bancorp Inc/OH 3,740 105
Peoples Financial Services Corp 768 35
Pioneer Bancorp Inc/NY
(d)
1,239 12
Plumas Bancorp 504 18
Ponce Financial Group Inc
(d)
2,170 20
Popular Inc 36,800 2,670
Preferred Bank/Los Angeles CA 36,093 2,385
Premier Financial Corp 100,770 2,183
Primis Financial Corp 49,133 467
Princeton Bancorp Inc 537 16
QCR Holdings Inc 1,825 93
RBB Bancorp 43,012 631
Red River Bancshares Inc 509 25
Renasant Corp 6,133 190
Republic Bancorp Inc/KY 11,459 525
S&T Bancorp Inc 4,297 136
Sandy Spring Bancorp Inc 89,744 2,196
Seacoast Banking Corp of Florida 9,298 230
ServisFirst Bancshares Inc 3,725 222
Shore Bancshares Inc 31,862 379
Sierra Bancorp 30,579 644
Simmons First National Corp 127,034 2,564
SmartFinancial Inc 1,755 44
South Plains Financial Inc 1,332 36
Southern First Bancshares Inc
(d)
21,026 634
Southern States Bancshares Inc 794 20
Southside Bancshares Inc 3,252 108

Schedule of Investments
SmallCap Value Fund II
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
SouthState Corp 8,399 $ 652
Stellar Bancorp Inc 5,086 126
Sterling Bancorp Inc/MI
(d)
2,142 13
Stock Yards Bancorp Inc 357 17
Summit Financial Group Inc 1,218 27
Synovus Financial Corp 16,600 563
Texas Capital Bancshares Inc
(d)
30,889 1,973
Third Coast Bancshares Inc
(d)
1,328 27
Tompkins Financial Corp 1,536 92
Towne Bank/Portsmouth VA 49,239 1,245
TriCo Bancshares 3,434 128
Triumph Financial Inc 2,456 174
TrustCo Bank Corp NY 44,692 1,359
Trustmark Corp 6,719 176
UMB Financial Corp 4,891 347
United Bankshares Inc/WV 107,322 3,589
United Community Banks Inc/GA 70,742 2,057
Unity Bancorp Inc 802 21
Univest Financial Corp 56,434 1,100
USCB Financial Holdings Inc
(d)
1,163 13
Valley National Bancorp 219,927 2,257
Veritex Holdings Inc 55,594 1,196
Virginia National Bankshares Corp 499 18
Walker & Dunlop Inc 3,513 320
Washington Trust Bancorp Inc 48,674 1,560
WesBanco Inc 6,371 178
West BanCorp Inc 1,794 36
Westamerica BanCorp 2,016 99
Western Alliance Bancorp 140,195 7,283
Wintrust Financial Corp 13,000 1,097
Zions Bancorp NA 192,105 7,348
$ 155,070
Beverages - 0 .02%
BRC Inc
(d),(e)
307 1
Duckhorn Portfolio Inc/The
(d)
3,907 49
Primo Water Corp 14,869 211
Zevia PBC
(d)
1,129 3
$ 264
Biotechnology - 0 .66%
2seventy bio Inc
(d)
5,543 42
4D Molecular Therapeutics Inc
(d)
3,197 59
Aadi Bioscience Inc
(d)
1,720 9
Achillion Pharamceuticals Inc
(d),(f)
8,433 4
Acrivon Therapeutics Inc
(d)
920 11
Actinium Pharmaceuticals Inc
(d)
145 1
Adicet Bio Inc
(d)
3,399 9
ADMA Biologics Inc
(d)
10,921 45
Agenus Inc
(d)
32,035 49
Allakos Inc
(d)
7,333 39
Allogene Therapeutics Inc
(d)
8,925 44
Allovir Inc
(d)
4,448 15
Alpine Immune Sciences Inc
(d)
1,533 19
Altimmune Inc
(d)
5,246 17
ALX Oncology Holdings Inc
(d)
2,405 15
AnaptysBio Inc
(d)
366 7
ANI Pharmaceuticals Inc
(d)
320 17
Annexon Inc
(d)
4,844 17
Arbutus Biopharma Corp
(d)
5,009 11
Arcturus Therapeutics Holdings Inc
(d)
2,353 82
Arcus Biosciences Inc
(d)
4,073 81
Ardelyx Inc
(d)
8,105 32
ARS Pharmaceuticals Inc
(d),(e)
2,004 15
Astria Therapeutics Inc
(d)
329 3
Atara Biotherapeutics Inc
(d)
9,057 20
Atea Pharmaceuticals Inc
(d)
8,327 29
Aura Biosciences Inc
(d)
3,033 36
Avidity Biosciences Inc
(d)
7,798 74
Beam Therapeutics Inc
(d)
694 21
BioAtla Inc
(d)
4,694 14
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
BioCryst Pharmaceuticals Inc
(d)
5,146 $ 38
Biohaven Ltd
(d)
6,429 128
Bluebird Bio Inc
(d)
11,538 45
Bridgebio Pharma Inc
(d)
3,846 135
Cabaletta Bio Inc
(d)
294 4
Cara Therapeutics Inc
(d)
5,093 17
Caribou Biosciences Inc
(d)
6,269 45
Carisma Therapeutics Inc
(e)
2,829 16
Celcuity Inc
(d),(e)
1,828 18
Celldex Therapeutics Inc
(d)
3,807 135
Century Therapeutics Inc
(d)
2,361 7
Chinook Therapeutics Inc
(d)
4,587 180
Cogent Biosciences Inc
(d)
3,496 45
Compass Therapeutics Inc
(d)
9,047 26
Crinetics Pharmaceuticals Inc
(d)
4,903 93
Cullinan Oncology Inc
(d)
2,632 28
Cytokinetics Inc
(d)
752 25
Day One Biopharmaceuticals Inc
(d)
455 6
Deciphera Pharmaceuticals Inc
(d)
3,772 51
Design Therapeutics Inc
(d),(e)
3,479 28
DICE Therapeutics Inc
(d)
763 36
Disc Medicine Inc
(d)
50 2
Dynavax Technologies Corp
(d)
2,291 32
Dyne Therapeutics Inc
(d)
3,339 41
Edgewise Therapeutics Inc
(d)
4,722 34
Editas Medicine Inc
(d)
7,738 68
Emergent BioSolutions Inc
(d)
213,040 1,466
Entrada Therapeutics Inc
(d)
2,365 41
EQRx Inc
(d)
35,181 60
Erasca Inc
(d)
8,567 23
EyePoint Pharmaceuticals Inc
(d),(e)
1,366 17
Fate Therapeutics Inc
(d)
9,345 39
FibroGen Inc
(d)
10,027 21
Forafric Global PLC
(d)
552 6
Genelux Corp
(d),(e)
216 5
Generation Bio Co
(d)
4,808 24
Geron Corp
(d)
13,400 43
Graphite Bio Inc
(d)
2,973 8
HilleVax Inc
(d)
1,792 27
Humacyte Inc
(d)
824 3
Icosavax Inc
(d),(e)
2,922 26
Ideaya Biosciences Inc
(d)
2,138 48
IGM Biosciences Inc
(d),(e)
1,265 13
Ikena Oncology Inc
(d)
2,255 12
ImmunityBio Inc
(d)
1,957 4
ImmunoGen Inc
(d)
11,189 199
Inhibrx Inc
(d)
1,285 26
Innoviva Inc
(d)
6,185 84
Inozyme Pharma Inc
(d)
3,592 18
Intellia Therapeutics Inc
(d)
8,330 353
Iovance Biotherapeutics Inc
(d)
22,936 167
iTeos Therapeutics Inc
(d)
2,738 39
Janux Therapeutics Inc
(d),(e)
1,720 24
Kezar Life Sciences Inc
(d)
7,577 17
Kiniksa Pharmaceuticals Ltd
(d)
3,465 65
Kodiak Sciences Inc
(d)
3,542 11
Larimar Therapeutics Inc
(d)
2,721 12
Lexicon Pharmaceuticals Inc
(d)
5,420 11
Ligand Pharmaceuticals Inc
(d)
1,572 105
Liquidia Corp
(d)
1,481 11
MacroGenics Inc
(d)
4,517 22
MeiraGTx Holdings plc
(d)
914 6
Mersana Therapeutics Inc
(d)
4,155 5
Mineralys Therapeutics Inc
(d),(e)
1,100 16
Monte Rosa Therapeutics Inc
(d)
3,287 23
Myriad Genetics Inc
(d)
8,904 199
NeoGenomics Inc
(d)
12,816 222
NGM Biopharmaceuticals Inc
(d)
4,626 11
Nkarta Inc
(d)
3,211 7

Schedule of Investments
SmallCap Value Fund II
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Novavax Inc
(d)
1,680 $ 16
Nurix Therapeutics Inc
(d)
5,198 50
Nuvation Bio Inc
(d)
16,072 30
Ocean Biomedical Inc
(d)
919 4
Olema Pharmaceuticals Inc
(d)
2,849 25
Omeros Corp
(d),(e)
3,824 17
OmniAb Operations Inc
(d)
476 —
OmniAb Operations Inc
(d)
476 —
Organogenesis Holdings Inc
(d),(e)
120,684 515
Ovid therapeutics Inc
(d)
6,329 23
PepGen Inc
(d),(e)
814 5
Phathom Pharmaceuticals Inc
(d)
1,942 30
Point Biopharma Global Inc
(d)
9,979 89
Poseida Therapeutics Inc
(d)
7,213 12
Precigen Inc
(d)
14,346 20
Prelude Therapeutics Inc
(d),(e)
1,050 4
ProKidney Corp
(d),(e)
5,065 65
Protalix BioTherapeutics Inc
(d)
5,961 10
PTC Therapeutics Inc
(d)
1,516 61
Rain Oncology Inc
(d)
1,353 2
Rallybio Corp
(d)
3,244 19
RAPT Therapeutics Inc
(d)
768 18
Recursion Pharmaceuticals Inc
(d)
15,047 212
REGENXBIO Inc
(d)
4,500 86
Relay Therapeutics Inc
(d)
9,957 125
Replimune Group Inc
(d)
4,497 95
Rigel Pharmaceuticals Inc
(d)
3,304 5
Rocket Pharmaceuticals Inc
(d)
691 12
Sage Therapeutics Inc
(d)
352 12
Sana Biotechnology Inc
(d),(e)
9,526 56
Sangamo Therapeutics Inc
(d)
15,315 20
Savara Inc
(d)
7,583 27
Scholar Rock Holding Corp
(d)
3,010 21
Scilex Holding Co
(d)
3,201 18
Seer Inc
(d)
6,224 32
Selecta Biosciences Inc
(d)
9,135 10
Stoke Therapeutics Inc
(d)
3,047 20
Sutro Biopharma Inc
(d)
6,635 30
Syndax Pharmaceuticals Inc
(d)
1,168 25
Tango Therapeutics Inc
(d)
4,740 16
Tarsus Pharmaceuticals Inc
(d),(e)
2,605 57
Tenaya Therapeutics Inc
(d),(e)
5,052 24
Terns Pharmaceuticals Inc
(d)
1,545 11
Theravance Biopharma Inc
(d),(e)
6,805 67
Theseus Pharmaceuticals Inc
(d)
2,147 7
Third Harmonic Bio Inc
(d)
2,067 15
Travere Therapeutics Inc
(d)
565 10
Twist Bioscience Corp
(d)
6,279 153
Tyra Biosciences Inc
(d),(e)
952 14
UroGen Pharma Ltd
(d)
376 8
Vera Therapeutics Inc
(d)
1,937 36
Veracyte Inc
(d)
8,023 220
Verve Therapeutics Inc
(d)
5,598 115
Vigil Neuroscience Inc
(d)
1,704 14
Vir Biotechnology Inc
(d)
8,765 123
Viridian Therapeutics Inc
(d)
954 18
Vor BioPharma Inc
(d)
3,998 12
WaVe Life Sciences Ltd
(d)
6,276 27
X4 Pharmaceuticals Inc
(d)
6,535 12
Xencor Inc
(d)
2,924 71
XOMA Corp
(d)
774 12
Zevra Therapeutics Inc
(d)
3,681 18
Zura Bio Ltd
(d)
803 6
Zymeworks Inc
(d)
5,888 44
$ 8,590
Building Materials - 0 .43%
American Woodmark Corp
(d)
1,726 132
Apogee Enterprises Inc 1,513 75
Armstrong World Industries Inc 21,600 1,671
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Aspen Aerogels Inc
(d)
5,638 $ 47
Boise Cascade Co 4,386 454
Gibraltar Industries Inc
(d)
1,504 97
Griffon Corp 1,958 82
JELD-WEN Holding Inc
(d)
72,995 1,300
Knife River Corp
(d)
5,621 244
LSI Industries Inc 670 8
Masterbrand Inc
(d)
14,308 177
Modine Manufacturing Co
(d)
2,051 77
SmartRent Inc
(d)
20,320 81
SPX Technologies Inc
(d)
859 73
Summit Materials Inc
(d)
13,183 477
UFP Industries Inc 5,616 577
$ 5,572
Chemicals - 3 .89%
AdvanSix Inc 45,627 1,830
American Vanguard Corp 2,469 45
Amyris Inc
(d),(e)
20,851 18
Avient Corp 9,982 405
Cabot Corp 18,000 1,278
Chemours Co/The 290,180 10,731
Codexis Inc
(d)
6,186 22
Danimer Scientific Inc
(d),(e)
9,318 26
Ecovyst Inc
(d)
228,950 2,813
Element Solutions Inc 939,420 19,690
Hawkins Inc 10,500 491
HB Fuller Co 651 48
Ingevity Corp
(d)
35,100 2,247
Innospec Inc 9,638 1,032
Intrepid Potash Inc
(d)
1,225 34
Koppers Holdings Inc 2,232 85
Kronos Worldwide Inc 2,342 22
Mativ Holdings Inc 200,293 3,153
Minerals Technologies Inc 42,296 2,595
NewMarket Corp 1,600 723
Oil-Dri Corp of America 383 24
Origin Materials Inc
(d)
11,697 52
Perimeter Solutions SA
(d)
17,283 96
Rayonier Advanced Materials Inc
(d)
7,037 33
Rogers Corp
(d)
515 87
Stepan Co 2,082 200
Terawulf Inc
(d),(e)
5,357 16
Trinseo PLC 157,623 2,777
Tronox Holdings PLC 12,920 172
Valhi Inc
(e)
229 4
$ 50,749
Coal - 0 .11%
Alpha Metallurgical Resources Inc 1,336 231
Arch Resources Inc 2,023 260
CONSOL Energy Inc 3,750 279
Hallador Energy Co
(d)
2,423 22
NACCO Industries Inc 458 17
Peabody Energy Corp 13,750 309
Ramaco Resources Inc - A Shares 2,393 22
Ramaco Resources Inc - B Shares 477 7
SunCoke Energy Inc 9,333 83
Warrior Met Coal Inc 5,713 253
$ 1,483
Commercial Services - 4 .26%
2U Inc
(d)
8,301 40
Aaron's Co Inc/The 128,192 2,028
ABM Industries Inc 56,713 2,624
Acacia Research Corp
(d)
4,034 16
Adtalem Global Education Inc
(d)
5,029 217
AirSculpt Technologies Inc 131 1
Alight Inc
(d)
43,913 429
AMN Healthcare Services Inc
(d)
38,220 4,095
API Group Corp
(d)
7,576 218
Arlo Technologies Inc
(d)
1,053 12

Schedule of Investments
SmallCap Value Fund II
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
ASGN Inc
(d)
103,959 $ 7,934
Bakkt Holdings Inc
(d),(e)
7,398 12
Barrett Business Services Inc 52 5
BGSF Inc 30,900 313
BrightView Holdings Inc
(d)
4,602 35
Brink's Co/The 32,100 2,342
Cass Information Systems Inc 29,074 1,104
Chegg Inc
(d)
1,705 17
Cimpress PLC
(d)
857 60
Cipher Mining Inc
(d),(e)
4,116 16
CompoSecure Inc
(d)
101 1
CoreCivic Inc
(d)
12,547 122
CPI Card Group Inc
(d)
4,200 103
Cross Country Healthcare Inc
(d)
3,200 83
Deluxe Corp 4,850 92
Distribution Solutions Group Inc
(d)
58 3
Emerald Holding Inc
(d),(e)
153,956 762
Ennis Inc 27,351 589
Euronet Worldwide Inc
(d)
5,000 439
European Wax Center Inc
(d),(e)
175 3
First Advantage Corp
(d)
5,489 82
FiscalNote Holdings Inc
(d)
5,267 17
GEO Group Inc/The
(d)
13,262 99
Graham Holdings Co 2,309 1,355
Green Dot Corp
(d)
5,128 100
Hackett Group Inc/The 258 6
Healthcare Services Group Inc 112,104 1,414
Heidrick & Struggles International Inc 78,191 2,133
Information Services Group Inc 1,711 9
John Wiley & Sons Inc 4,714 161
Kelly Services Inc 89,882 1,647
Kforce Inc 152,625 9,682
Korn Ferry 44,023 2,319
Laureate Education Inc 2,172 28
Lincoln Educational Services Corp
(d)
2,513 18
LiveRamp Holdings Inc
(d)
7,042 201
ManpowerGroup Inc 27,800 2,193
MarketWise Inc 3,363 6
Marqeta Inc
(d)
46,912 262
Matthews International Corp 2,416 111
Medifast Inc 13,900 1,416
Monro Inc 3,444 126
Multiplan Corp
(d)
41,755 90
Paysafe Ltd
(d)
3,586 43
Perdoceo Education Corp 7,417 99
Performant Financial Corp
(d)
1,798 6
PROG Holdings Inc
(d)
4,134 168
Quad/Graphics Inc
(d)
13,401 80
RCM Technologies Inc
(d)
13,300 270
Rent the Runway Inc
(d)
4,797 9
Repay Holdings Corp
(d)
8,963 75
Resources Connection Inc 139,126 2,223
Riot Platforms Inc
(d)
5,331 99
Sabre Corp
(d)
27,115 111
SEACOR Marine Holdings Inc
(d)
2,660 31
Sterling Check Corp
(d)
2,446 29
StoneCo Ltd
(d)
12,624 183
Strategic Education Inc 2,503 188
Textainer Group Holdings Ltd 4,767 196
Triton International Ltd 5,113 431
TrueBlue Inc
(d)
116,861 1,747
Universal Technical Institute Inc
(d)
2,860 21
Upbound Group Inc 12,561 434
V2X Inc
(d)
33,994 1,749
Willdan Group Inc
(d)
1,292 26
WW International Inc
(d),(e)
6,152 72
$ 55,480
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 2 .60%
3D Systems Corp
(d)
14,068 $ 123
Cantaloupe Inc
(d)
1,960 15
Conduent Inc
(d)
18,999 66
Desktop Metal Inc
(d)
30,937 56
ExlService Holdings Inc
(d)
38,995 5,496
Grid Dynamics Holdings Inc
(d)
1,140 12
Insight Enterprises Inc
(d)
154,280 22,631
Mitek Systems Inc
(d)
284 3
NCR Corp
(d)
81,100 2,180
NetScout Systems Inc
(d)
7,529 211
NextNav Inc
(d)
429 1
OneSpan Inc
(d)
319 4
PAR Technology Corp
(d)
2,715 94
Parsons Corp
(d)
2,479 123
System1 Inc
(d)
2,628 8
Telos Corp
(d)
414,400 1,040
Tingo Group Inc
(d),(e)
12,964 18
TTEC Holdings Inc 51,600 1,777
Unisys Corp
(d)
7,335 40
Vuzix Corp
(d),(e)
6,512 34
$ 33,932
Consumer Products - 0 .28%
ACCO Brands Corp 305,409 1,860
Central Garden & Pet Co
(d)
27,284 1,104
Central Garden & Pet Co - A Shares
(d)
4,349 166
Helen of Troy Ltd
(d)
2,660 376
Quanex Building Products Corp 3,647 103
$ 3,609
Cosmetics & Personal Care - 0 .42%
Coty Inc
(d)
295,980 3,564
Edgewell Personal Care Co 47,758 1,882
Waldencast plc
(d),(e)
2,126 12
$ 5,458
Distribution & Wholesale - 2 .08%
A-Mark Precious Metals Inc 2,105 86
Core & Main Inc
(d)
349,445 11,046
EVI Industries Inc
(d)
82 2
G-III Apparel Group Ltd
(d)
79,654 1,649
Global Industrial Co 15,560 443
Hudson Technologies Inc
(d)
4,055 37
MRC Global Inc
(d)
41,612 470
OPENLANE Inc
(d)
11,913 187
Resideo Technologies Inc
(d)
89,191 1,670
Rush Enterprises Inc - Class A 149,618 9,678
Rush Enterprises Inc - Class B 696 48
ScanSource Inc
(d)
33,664 1,013
ThredUp Inc
(d)
6,243 22
Titan Machinery Inc
(d)
16,773 535
Veritiv Corp 1,450 203
VSE Corp 1,195 64
$ 27,153
Diversified Financial Services - 4 .31%
Artisan Partners Asset Management Inc 159,880 6,633
Atlanticus Holdings Corp
(d)
463 19
Avantax Inc
(d)
466 12
BGC Group Inc 17,463 83
Bit Digital Inc
(d)
6,691 30
Bread Financial Holdings Inc 72,575 3,017
Brightsphere Investment Group Inc 2,201 47
Cboe Global Markets Inc 88,080 12,303
Columbia Financial Inc
(d)
1,940 34
Consumer Portfolio Services Inc
(d),(e)
1,016 13
Diamond Hill Investment Group Inc 6,500 1,180
Enact Holdings Inc 83,717 2,277
Encore Capital Group Inc
(d)
2,570 138
Enova International Inc
(d)
3,362 185
Evercore Inc - Class A 18,000 2,431
Federal Agricultural Mortgage Corp 848 136
Federated Hermes Inc 54,300 1,837

Schedule of Investments
SmallCap Value Fund II
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Finance Of America Cos Inc
(d)
5,671 $ 11
First Western Financial Inc
(d)
852 18
Forge Global Holdings Inc
(d)
12,115 35
GCM Grosvenor Inc 480 4
Hamilton Lane Inc 1,654 146
Hannon Armstrong Sustainable Infrastructure
Capital Inc
10,550 275
Home Point Capital Inc
(d)
838 2
International Money Express Inc
(d)
36,600 887
Janus Henderson Group PLC 80,700 2,369
LendingClub Corp
(d)
11,743 99
LendingTree Inc
(d)
849 21
Moelis & Co 138,538 6,765
Mr Cooper Group Inc
(d)
7,358 427
Navient Corp 139,363 2,653
Nelnet Inc 1,613 159
Ocwen Financial Corp
(d)
681 23
OppFi Inc
(d)
1,305 3
Pagseguro Digital Ltd
(d)
8,567 97
PennyMac Financial Services Inc 2,644 199
Perella Weinberg Partners 164,000 1,620
Piper Sandler Cos 341 50
PRA Group Inc
(d)
4,267 102
Radian Group Inc 107,065 2,884
Regional Management Corp 720 23
Sculptor Capital Management Inc 1,145 13
Security National Financial Corp
(d)
1,325 11
Silvercrest Asset Management Group Inc 22,100 461
SLM Corp 122,500 1,982
StoneX Group Inc
(d)
1,763 162
SWK Holdings Corp
(d)
373 6
Velocity Financial Inc
(d)
928 11
Victory Capital Holdings Inc 297 10
Virtu Financial Inc 106,100 1,969
Virtus Investment Partners Inc 10,773 2,216
World Acceptance Corp
(d),(e)
388 61
$ 56,149
Electric - 1 .49%
ALLETE Inc 41,104 2,360
Altus Power Inc
(d)
6,907 47
Avista Corp 61,301 2,369
Black Hills Corp 40,257 2,429
Genie Energy Ltd 991 13
Hawaiian Electric Industries Inc 54,700 2,100
MGE Energy Inc 1,983 159
NorthWestern Corp 40,745 2,301
Ormat Technologies Inc 2,119 172
Otter Tail Corp 29,747 2,410
PNM Resources Inc 52,509 2,354
Portland General Electric Co 55,319 2,637
Unitil Corp 1,261 65
$ 19,416
Electrical Components & Equipment - 0 .47%
Belden Inc 23,194 2,241
Blink Charging Co
(d),(e)
2,292 15
Encore Wire Corp 1,854 316
Energizer Holdings Inc 48,000 1,714
EnerSys 322 35
ESS Tech Inc
(d)
9,687 19
Insteel Industries Inc 51,373 1,657
nLight Inc
(d)
4,869 70
Powell Industries Inc 1,026 62
$ 6,129
Electronics - 3 .44%
Advanced Energy Industries Inc 88,615 11,093
Atmus Filtration Technologies Inc
(d),(e)
44,500 1,061
Avnet Inc 47,700 2,313
Bel Fuse Inc 1,071 58
Benchmark Electronics Inc 23,915 634
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Brady Corp 32,000 $ 1,651
Coherent Corp
(d)
241,705 11,447
Comtech Telecommunications Corp 2,895 29
ESCO Technologies Inc 1,199 121
Evolv Technologies Holdings Inc
(d)
10,141 67
FARO Technologies Inc
(d)
2,052 34
GoPro Inc
(d)
14,470 59
Itron Inc
(d)
33,253 2,616
Kimball Electronics Inc
(d)
57,123 1,667
Knowles Corp
(d)
9,920 181
Mirion Technologies Inc
(d)
22,100 167
NVE Corp
(e)
56 4
Plexus Corp
(d)
21,455 2,113
Sanmina Corp
(d)
43,446 2,670
Stoneridge Inc
(d)
2,383 49
TTM Technologies Inc
(d)
167,553 2,406
Turtle Beach Corp
(d)
1,659 19
Vishay Intertechnology Inc 86,609 2,438
Vontier Corp 61,600 1,905
$ 44,802
Energy - Alternate Sources - 0 .28%
Alto Ingredients Inc
(d)
438,300 1,762
Cleanspark Inc
(d)
7,397 44
Energy Vault Holdings Inc
(d)
10,813 36
Eneti Inc 2,726 35
Eos Energy Enterprises Inc
(d),(e)
1,140 3
FuelCell Energy Inc
(d)
45,160 99
FutureFuel Corp 2,784 27
Gevo Inc
(d)
25,791 44
Green Plains Inc
(d)
5,300 188
Maxeon Solar Technologies Ltd
(d)
883 22
REX American Resources Corp
(d)
30,146 1,117
Stem Inc
(d),(e)
15,708 111
Sunnova Energy International Inc
(d),(e)
5,742 101
Verde Clean Fuels Inc
(d),(e)
454 2
$ 3,591
Engineering & Construction - 0 .59%
908 Devices Inc
(d)
2,327 16
Arcosa Inc 5,358 414
Concrete Pumping Holdings Inc
(d)
1,151 9
Fluor Corp
(d)
69,794 2,162
Granite Construction Inc 4,202 172
Great Lakes Dredge & Dock Corp
(d)
7,236 61
INNOVATE Corp
(d)
4,005 7
Iteris Inc
(d)
2,079 9
Latham Group Inc
(d)
376,823 1,484
Limbach Holdings Inc
(d)
795 21
Mistras Group Inc
(d)
2,210 17
NV5 Global Inc
(d)
143 16
Primoris Services Corp 28,577 907
Southland Holdings Inc
(d)
376 3
Sterling Infrastructure Inc
(d)
396 24
Tutor Perini Corp
(d)
273,209 2,309
$ 7,631
Entertainment - 2 .21%
Bally's Corp
(d)
300,124 4,886
Cinemark Holdings Inc
(d)
2,032 34
Everi Holdings Inc
(d)
524,339 7,782
International Game Technology PLC 418,488 14,157
Light & Wonder Inc
(d)
5,356 377
Lions Gate Entertainment Corp - A shares
(d)
1,980 15
Lions Gate Entertainment Corp - B shares
(d)
4,093 30
Madison Square Garden Entertainment Corp
(d)
670 23
Red Rock Resorts Inc 2,428 118
Reservoir Media Inc
(d),(e)
2,106 12
SeaWorld Entertainment Inc
(d)
10,515 582
Six Flags Entertainment Corp
(d)
25,356 606
Sphere Entertainment Co
(d)
2,884 122
$ 28,744

Schedule of Investments
SmallCap Value Fund II
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0 .03%
CECO Environmental Corp
(d)
3,279 $ 40
Enviri Corp
(d)
8,798 83
Heritage-Crystal Clean Inc
(d)
1,458 67
Li-Cycle Holdings Corp
(d),(e)
15,218 92
PureCycle Technologies Inc
(d),(e)
9,983 118
$ 400
Food - 0 .74%
B&G Foods Inc
(e)
107,048 1,419
Cal-Maine Foods Inc 12,555 580
Hain Celestial Group Inc/The
(d)
9,868 125
HF Foods Group Inc
(d)
4,247 22
Hostess Brands Inc
(d)
11,933 287
Ingles Markets Inc 1,558 132
Krispy Kreme Inc
(e)
6,572 101
Mission Produce Inc
(d)
4,597 53
Nathan's Famous Inc 27 2
Natural Grocers by Vitamin Cottage Inc 48,190 600
Performance Food Group Co
(d)
94,865 5,669
Seneca Foods Corp - Class A
(d)
549 21
SpartanNash Co 3,855 87
SunOpta Inc
(d)
520 4
TreeHouse Foods Inc
(d)
5,000 258
United Natural Foods Inc
(d)
6,542 136
Village Super Market Inc 923 22
Weis Markets Inc 1,825 121
$ 9,639
Forest Products & Paper - 0 .23%
Glatfelter Corp
(d)
4,700 16
Mercer International Inc 260,200 2,316
Sylvamo Corp 14,700 721
$ 3,053
Gas - 2 .07%
Brookfield Infrastructure Corp 9,814 459
Chesapeake Utilities Corp 695 82
New Jersey Resources Corp 5,111 228
Northwest Natural Holding Co 51,768 2,225
ONE Gas Inc 32,094 2,539
RGC Resources Inc 805 16
Southwest Gas Holdings Inc 157,581 10,391
Spire Inc 174,389 11,086
$ 27,026
Hand & Machine Tools - 0 .80%
Enerpac Tool Group Corp 48,300 1,327
Franklin Electric Co Inc 89,260 8,821
Kennametal Inc 8,903 271
Luxfer Holdings PLC 3,031 39
$ 10,458
Healthcare - Products - 0 .82%
Accuray Inc
(d)
513 2
Adaptive Biotechnologies Corp
(d)
3,220 27
Alphatec Holdings Inc
(d)
5,017 89
AngioDynamics Inc
(d)
4,171 36
Artivion Inc
(d)
3,688 64
AtriCure Inc
(d)
1,445 80
Avanos Medical Inc
(d)
5,109 125
Avantor Inc
(d)
359,860 7,402
BioLife Solutions Inc
(d)
322 6
Butterfly Network Inc
(d),(e)
15,390 40
CareDx Inc
(d)
5,742 63
Castle Biosciences Inc
(d)
1,622 27
ClearPoint Neuro Inc
(d)
149 1
Cutera Inc
(d)
1,548 31
CVRx Inc
(d)
149 3
Embecta Corp 5,695 121
Inari Medical Inc
(d)
385 22
Inogen Inc
(d)
2,473 20
Integer Holdings Corp
(d)
3,668 339
LivaNova PLC
(d)
5,604 328
MaxCyte Inc
(d)
8,965 40
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
MiMedx Group Inc
(d)
12,634 $ 102
NanoString Technologies Inc
(d)
571 3
Nautilus Biotechnology Inc
(d)
5,274 17
Neogen Corp
(d)
24,031 557
Nevro Corp
(d)
2,586 65
NuVasive Inc
(d)
845 35
OmniAb Inc
(d)
10,283 57
Omnicell Inc
(d)
2,508 158
OraSure Technologies Inc
(d)
8,041 38
Orthofix Medical Inc
(d)
3,843 76
OrthoPediatrics Corp
(d)
196 8
Pacific Biosciences of California Inc
(d)
12,565 166
Patterson Cos Inc 7,620 251
Pulse Biosciences Inc
(d)
1,274 10
Quanterix Corp
(d)
3,297 82
Quantum-Si Inc
(d)
10,908 42
SomaLogic Inc
(d)
16,665 41
Utah Medical Products Inc 26 3
Varex Imaging Corp
(d)
4,330 101
Vicarious Surgical Inc
(d)
3,926 6
Zimvie Inc
(d)
2,854 39
$ 10,723
Healthcare - Services - 1 .47%
23andMe Holding Co
(d)
28,660 55
Accolade Inc
(d)
392 6
Addus HomeCare Corp
(d)
918 84
Agiliti Inc
(d)
394 7
Amedisys Inc
(d)
60,170 5,466
American Well Corp
(d)
27,042 66
Aveanna Healthcare Holdings Inc
(d)
4,101 7
Brookdale Senior Living Inc
(d)
18,803 66
Cano Health Inc
(d)
24,378 36
CareMax Inc
(d)
7,979 19
Community Health Systems Inc
(d)
13,998 61
Enhabit Inc
(d)
5,556 76
Fulgent Genetics Inc
(d)
2,265 88
Invitae Corp
(d),(e)
3,795 5
LifeStance Health Group Inc
(d)
5,342 50
Nano-X Imaging Ltd
(d),(e)
4,524 56
National HealthCare Corp 23,985 1,416
OPKO Health Inc
(d)
44,467 83
Oscar Health Inc
(d)
15,744 118
Pediatrix Medical Group Inc
(d)
9,284 128
Select Medical Holdings Corp 48,900 1,468
Surgery Partners Inc
(d)
672 26
Tenet Healthcare Corp
(d)
130,925 9,784
Thorne HealthTech Inc
(d)
672 4
$ 19,175
Home Builders - 3 .11%
Beazer Homes USA Inc
(d)
3,258 110
Century Communities Inc 23,087 1,783
Dream Finders Homes Inc
(d),(e)
1,593 41
Forestar Group Inc
(d)
2,027 60
Green Brick Partners Inc
(d)
11,863 671
Hovnanian Enterprises Inc
(d)
536 57
Installed Building Products Inc 96,115 14,227
KB Home 32,480 1,752
Landsea Homes Corp
(d)
1,426 14
LCI Industries 1,703 232
LGI Homes Inc
(d)
2,128 295
M/I Homes Inc
(d)
18,570 1,857
MDC Holdings Inc 6,483 332
Meritage Homes Corp 52,133 7,765
Skyline Champion Corp
(d)
109,127 7,602
Taylor Morrison Home Corp
(d)
38,199 1,849
Tri Pointe Homes Inc
(d)
50,079 1,597
United Homes Group Inc
(d)
651 7
Winnebago Industries Inc 3,279 226
$ 40,477

Schedule of Investments
SmallCap Value Fund II
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .39%
Daktronics Inc
(d)
4,146 $ 30
Ethan Allen Interiors Inc 2,539 80
Hooker Furnishings Corp 57,745 1,158
iRobot Corp
(d)
276 11
MillerKnoll Inc 150,583 2,947
Purple Innovation Inc 6,596 21
Sleep Number Corp
(d)
24,214 671
Snap One Holdings Corp
(d)
2,020 20
Traeger Inc
(d)
3,532 16
Vizio Holding Corp
(d)
876 6
VOXX International Corp
(d)
1,474 14
Xperi Inc
(d)
4,672 61
$ 5,035
Insurance - 4 .72%
Ambac Financial Group Inc
(d)
82,860 1,172
American Equity Investment Life Holding Co 25,393 1,363
AMERISAFE Inc 1,036 54
Argo Group International Holdings Ltd 3,562 106
Assured Guaranty Ltd 37,300 2,230
Axis Capital Holdings Ltd 26,500 1,461
Brighthouse Financial Inc
(d)
22,800 1,189
CNO Financial Group Inc 101,425 2,609
Donegal Group Inc 1,675 24
eHealth Inc
(d)
1,710 13
Employers Holdings Inc 56,827 2,195
Enstar Group Ltd
(d)
9,090 2,326
Essent Group Ltd 62,585 3,105
F&G Annuities & Life Inc 1,953 51
First American Financial Corp 173,785 11,015
Genworth Financial Inc
(d)
53,584 314
GoHealth Inc
(d)
414 8
Greenlight Capital Re Ltd
(d)
2,930 30
Hanover Insurance Group Inc/The 9,800 1,112
Hippo Holdings Inc
(d)
1,113 19
Horace Mann Educators Corp 72,621 2,188
Investors Title Co 114 18
Jackson Financial Inc 8,983 297
James River Group Holdings Ltd 4,123 76
Kemper Corp 42,600 2,171
Lemonade Inc
(d),(e)
4,664 108
Lincoln National Corp 39,800 1,116
Maiden Holdings Ltd
(d)
9,637 19
MBIA Inc
(d)
5,383 47
Mercury General Corp 35,264 1,134
MGIC Investment Corp 114,200 1,912
National Western Life Group Inc 931 392
NI Holdings Inc
(d)
877 12
NMI Holdings Inc
(d)
99,335 2,654
ProAssurance Corp 64,065 1,076
Safety Insurance Group Inc 15,800 1,137
Selective Insurance Group Inc 83,780 8,645
Selectquote Inc
(d)
503,203 951
SiriusPoint Ltd
(d)
232,810 2,174
Skyward Specialty Insurance Group Inc
(d)
796 19
Stewart Information Services Corp 50,259 2,368
Tiptree Inc 1,930 29
United Fire Group Inc 15,513 373
United Insurance Holdings Corp
(d)
2,080 11
Universal Insurance Holdings Inc 2,191 34
White Mountains Insurance Group Ltd 1,400 2,166
$ 61,523
Internet - 0 .30%
1-800-Flowers.com Inc
(d)
2,711 24
Allbirds Inc
(d)
10,094 15
BARK Inc
(d)
11,627 17
Blade Air Mobility Inc
(d),(e)
6,265 26
Bumble Inc
(d)
11,211 208
Cogent Communications Holdings Inc 1,779 109
ContextLogic Inc
(d),(e)
2,343 22
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
DHI Group Inc
(d)
4,625 $ 17
ePlus Inc
(d)
28,301 1,595
Eventbrite Inc
(d)
789 9
EverQuote Inc
(d)
181 1
Figs Inc
(d)
1,589 12
fuboTV Inc
(d)
22,444 76
HealthStream Inc 1,599 36
Lands' End Inc
(d)
1,594 15
Liquidity Services Inc
(d)
1,037 17
Magnite Inc
(d)
8,512 129
MediaAlpha Inc
(d)
474 5
Mondee Holdings Inc
(d),(e)
677 6
Nextdoor Holdings Inc
(d)
6,226 19
Open Lending Corp
(d)
833 9
Opendoor Technologies Inc
(d),(e)
56,987 291
Overstock.com Inc
(d)
4,982 182
Revolve Group Inc
(d)
28,200 556
Solo Brands Inc
(d)
594 3
Squarespace Inc
(d)
3,435 114
Stitch Fix Inc
(d)
4,685 24
TrueCar Inc
(d)
9,145 22
Tucows Inc
(d)
630 19
Vivid Seats Inc
(d)
1,868 16
Ziff Davis Inc
(d)
3,998 290
$ 3,884
Investment Companies - 0 .03%
Cannae Holdings Inc
(d)
7,900 161
Compass Diversified Holdings 6,936 156
FTAI Infrastructure Inc 10,915 39
$ 356
Iron & Steel - 0 .09%
Carpenter Technology Corp 5,320 318
Commercial Metals Co 12,928 740
Haynes International Inc 1,392 70
Schnitzer Steel Industries Inc 2,860 104
$ 1,232
Leisure Products & Services - 0 .40%
Bowlero Corp
(d)
456 5
Clarus Corp
(e)
2,864 25
Escalade Inc 1,003 15
Johnson Outdoors Inc 34,188 2,021
Liberty TripAdvisor Holdings Inc
(d)
25 1
Life Time Group Holdings Inc
(d)
3,406 62
Lindblad Expeditions Holdings Inc
(d)
3,514 42
Malibu Boats Inc
(d)
865 52
Topgolf Callaway Brands Corp
(d)
15,878 317
Virgin Galactic Holdings Inc
(d),(e)
12,205 52
Vista Outdoor Inc
(d)
87,261 2,644
Xponential Fitness Inc
(d)
384 8
$ 5,244
Lodging - 0 .13%
Bluegreen Vacations Holding Corp 229 9
Century Casinos Inc
(d)
403 3
Full House Resorts Inc
(d)
468 3
Marcus Corp/The 2,680 42
Travel + Leisure Co 40,200 1,637
$ 1,694
Machinery - Construction & Mining - 0 .04%
Argan Inc 1,422 54
Astec Industries Inc 2,515 124
Babcock & Wilcox Enterprises Inc
(d)
5,884 32
Manitowoc Co Inc/The
(d)
3,892 71
Terex Corp 3,120 183
$ 464
Machinery - Diversified - 2 .61%
Alamo Group Inc 53,250 10,318
Albany International Corp 446 43
Chart Industries Inc
(d)
1,802 328

Schedule of Investments
SmallCap Value Fund II
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
CIRCOR International Inc
(d)
211 $ 12
Columbus McKinnon Corp/NY 42,043 1,780
DXP Enterprises Inc/TX
(d)
1,599 61
Eastman Kodak Co
(d)
6,395 35
Flowserve Corp 60,300 2,277
Gates Industrial Corp PLC
(d)
109,100 1,486
Gencor Industries Inc
(d)
1,117 17
Gorman-Rupp Co/The 1,975 63
GrafTech International Ltd 315,122 1,664
Ichor Holdings Ltd
(d)
199,890 7,740
Intevac Inc
(d)
2,708 10
Mueller Water Products Inc - Class A 96,800 1,557
Tennant Co 973 78
Thermon Group Holdings Inc
(d)
62,059 1,713
Watts Water Technologies Inc 23,575 4,397
Zurn Elkay Water Solutions Corp 13,078 398
$ 33,977
Media - 1 .20%
AMC Networks Inc
(d)
3,392 43
EW Scripps Co/The
(d)
3,478 34
Gannett Co Inc
(d)
15,850 45
Gray Television Inc 361,944 3,428
iHeartMedia Inc
(d)
11,329 53
Liberty Latin America Ltd - Class A
(d)
4,005 34
Liberty Latin America Ltd - Class C
(d)
15,871 132
Scholastic Corp 3,163 137
Sinclair Inc 3,266 45
TEGNA Inc 683,241 11,547
Thryv Holdings Inc
(d)
3,424 81
Urban One Inc
(d)
881 5
Urban One Inc
(d)
1,367 8
Value Line Inc 8 —
WideOpenWest Inc
(d)
5,674 47
$ 15,639
Metal Fabrication & Hardware - 1 .78%
Advanced Drainage Systems Inc 72,430 8,836
AZZ Inc 52,553 2,330
Hillman Solutions Corp
(d)
19,037 187
Janus International Group Inc
(d)
522,655 5,969
Mayville Engineering Co Inc
(d)
1,067 13
Mueller Industries Inc 23,206 1,881
Northwest Pipe Co
(d)
1,091 35
Olympic Steel Inc 9,079 506
Park-Ohio Holdings Corp 889 17
Proto Labs Inc
(d)
19,614 650
Ryerson Holding Corp 2,324 99
Standex International Corp 254 38
TimkenSteel Corp
(d)
4,802 112
Tredegar Corp 210,909 1,459
Worthington Industries Inc 13,303 993
Xometry Inc
(d)
3,326 69
$ 23,194
Mining - 0 .48%
5E Advanced Materials Inc
(d)
562 2
Arconic Corp
(d)
60,216 1,800
Caledonia Mining Corp PLC
(e)
1,741 20
Centrus Energy Corp
(d)
1,361 51
Coeur Mining Inc
(d)
35,246 109
Compass Minerals International Inc 46,000 1,742
Constellium SE
(d)
5,342 102
Contango ORE Inc
(d)
202 4
Dakota Gold Corp
(d)
1,865 5
Encore Energy Corp
(d)
15,613 39
Energy Fuels Inc/Canada
(d),(e)
2,303 15
Hecla Mining Co 52,342 301
i-80 Gold Corp
(d)
19,912 41
Kaiser Aluminum Corp 21,231 1,724
Lifezone Metals Ltd
(d)
5,900 71
Piedmont Lithium Inc
(d)
1,314 72
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
PolyMet Mining Corp
(d)
3,627 $ 8
Uranium Energy Corp
(d)
40,568 146
$ 6,252
Miscellaneous Manufacturers - 1 .71%
AMMO Inc
(d),(e)
9,747 20
Chase Corp 4,428 558
Core Molding Technologies Inc
(d)
759 18
EnPro Industries Inc 2,319 322
Fabrinet
(d)
105,614 13,058
Federal Signal Corp 71,340 4,358
Hillenbrand Inc 41,900 2,176
LSB Industries Inc
(d)
6,067 68
Myers Industries Inc 74,000 1,451
NL Industries Inc 795 5
Park Aerospace Corp 2,199 32
Smith & Wesson Brands Inc 5,050 64
Sturm Ruger & Co Inc 138 8
Trinity Industries Inc 7,334 192
$ 22,330
Office & Business Equipment - 0 .01%
Xerox Holdings Corp 12,667 202
Office Furnishings - 0 .15%
CompX International Inc 151 3
HNI Corp 4,616 134
Interface Inc 182,628 1,784
Steelcase Inc 9,747 84
$ 2,005
Oil & Gas - 5 .95%
Amplify Energy Corp
(d)
3,851 28
Antero Resources Corp
(d)
125,200 3,349
Baytex Energy Corp 598,971 2,420
Berry Corp 300,917 2,347
California Resources Corp 51,829 2,765
Callon Petroleum Co
(d)
6,762 254
Chord Energy Corp 62,124 9,744
Civitas Resources Inc 7,644 572
CNX Resources Corp
(d)
18,015 367
Comstock Resources Inc 138,792 1,769
Crescent Energy Co
(e)
203,868 2,420
CVR Energy Inc 272 10
Delek US Holdings Inc 7,340 203
Diamond Offshore Drilling Inc
(d)
11,228 178
Earthstone Energy Inc
(d)
6,303 101
Granite Ridge Resources Inc 2,757 20
Gulfport Energy Corp
(d)
1,113 114
Helmerich & Payne Inc 11,088 496
HighPeak Energy Inc
(e)
181 3
Kosmos Energy Ltd
(d)
335,821 2,384
Magnolia Oil & Gas Corp 1,245 28
Matador Resources Co 10,290 572
Murphy Oil Corp 181,544 7,856
Nabors Industries Ltd
(d)
94 12
Noble Corp PLC 2,039 107
Northern Oil and Gas Inc 60,194 2,370
Par Pacific Holdings Inc
(d)
64,660 2,035
Patterson-UTI Energy Inc 539,492 8,545
PBF Energy Inc 12,842 609
PDC Energy Inc 113,335 8,601
Permian Resources Corp 631,236 7,379
Precision Drilling Corp
(d)
37,800 2,512
PrimeEnergy Resources Corp
(d)
75 7
Ring Energy Inc
(d),(e)
12,735 31
SandRidge Energy Inc 3,525 60
Seadrill Ltd
(d)
5,578 273
SilverBow Resources Inc
(d)
1,748 63
Sitio Royalties Corp 4,982 136
SM Energy Co 13,246 481
Talos Energy Inc
(d)
153,035 2,448
Tellurian Inc
(d)
55,389 95

Schedule of Investments
SmallCap Value Fund II
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
VAALCO Energy Inc 10,580 $ 47
Vertex Energy Inc
(d),(e)
235,800 1,243
Vital Energy Inc
(d)
45,969 2,427
Vitesse Energy Inc 2,769 70
$ 77,551
Oil & Gas Services - 1 .49%
Archrock Inc 12,597 147
Aris Water Solutions Inc 3,076 34
Atlas Energy Solutions Inc
(e)
1,429 28
Bristow Group Inc
(d)
2,621 81
Core Laboratories Inc 3,521 91
DMC Global Inc
(d)
1,473 28
Dril-Quip Inc
(d)
91,456 2,368
Expro Group Holdings NV
(d)
101,377 2,249
Forum Energy Technologies Inc
(d)
46,539 1,266
Helix Energy Solutions Group Inc
(d)
209,612 2,013
KLX Energy Services Holdings Inc
(d)
1,205 14
Liberty Energy Inc 123,427 2,033
Mammoth Energy Services Inc
(d)
2,472 12
National Energy Services Reunited Corp
(d)
213,300 693
Newpark Resources Inc
(d)
325,379 1,796
NexTier Oilfield Solutions Inc
(d)
161,177 1,921
NOW Inc
(d)
61,310 698
Oil States International Inc
(d)
7,050 57
ProFrac Holding Corp
(d)
1,970 25
ProPetro Holding Corp
(d)
171,380 1,790
Ranger Energy Services Inc 1,648 17
RPC Inc 9,383 78
Select Water Solutions Inc 9,397 79
Solaris Oilfield Infrastructure Inc 159,661 1,746
US Silica Holdings Inc
(d)
8,319 108
$ 19,372
Packaging & Containers - 0 .16%
Clearwater Paper Corp
(d)
1,879 61
Greif Inc - Class A 2,737 202
Greif Inc - Class B 575 45
O-I Glass Inc
(d)
2,544 58
Pactiv Evergreen Inc 4,423 38
Ranpak Holdings Corp
(d)
4,817 31
TriMas Corp 63,182 1,628
$ 2,063
Pharmaceuticals - 0 .98%
AdaptHealth Corp
(d)
3,928 54
Agios Pharmaceuticals Inc
(d)
6,112 162
Amneal Pharmaceuticals Inc
(d)
13,440 43
Anika Therapeutics Inc
(d)
1,602 37
Arvinas Inc
(d)
269 7
Assertio Holdings Inc
(d)
9,781 56
BellRing Brands Inc
(d)
10,843 390
Beyond Air Inc
(d)
349 1
Biote Corp
(d)
799 5
Citius Pharmaceuticals Inc
(d)
11,623 11
Coherus Biosciences Inc
(d)
1,485 7
CorMedix Inc
(d),(e)
340 1
Eagle Pharmaceuticals Inc/DE
(d)
1,096 23
Enanta Pharmaceuticals Inc
(d)
1,933 37
Enliven Therapeutics Inc
(d)
2,578 49
Fennec Pharmaceuticals Inc
(d)
1,432 13
Gritstone bio Inc
(d)
9,316 18
Herbalife Ltd
(d)
103,318 1,677
Heron Therapeutics Inc
(d)
855 1
Immuneering Corp
(d)
506 5
Ironwood Pharmaceuticals Inc
(d)
195,981 2,174
KalVista Pharmaceuticals Inc
(d)
2,700 27
Kura Oncology Inc
(d)
7,281 76
Longboard Pharmaceuticals Inc
(d)
1,082 8
Lyell Immunopharma Inc
(d)
19,365 56
MannKind Corp
(d)
5,072 23
Morphic Holding Inc
(d)
370 21
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Nature's Sunshine Products Inc
(d)
1,400 $ 20
ORIC Pharmaceuticals Inc
(d)
4,307 36
Owens & Minor Inc
(d)
8,194 158
PetIQ Inc
(d)
476 8
Phibro Animal Health Corp 73,647 1,066
PMV Pharmaceuticals Inc
(d)
4,094 27
Premier Inc 73,200 2,031
Prestige Consumer Healthcare Inc
(d)
5,501 359
Protagonist Therapeutics Inc
(d)
2,231 43
Reata Pharmaceuticals Inc
(d)
3,155 522
Reneo Pharmaceuticals Inc
(d)
355 3
Seres Therapeutics Inc
(d)
3,448 17
SIGA Technologies Inc 59,900 344
Taro Pharmaceutical Industries Ltd
(d)
14,097 515
Trevi Therapeutics Inc
(d)
4,418 11
USANA Health Sciences Inc
(d)
23,200 1,506
Vanda Pharmaceuticals Inc
(d)
192,734 1,114
Y-mAbs Therapeutics Inc
(d)
2,076 13
$ 12,775
Pipelines - 0 .35%
Equitrans Midstream Corp 245,115 2,542
Excelerate Energy Inc 423 9
Golar LNG Ltd 10,466 252
Kinetik Holdings Inc
(e)
47,994 1,728
$ 4,531
Private Equity - 0 .00%
Chicago Atlantic Real Estate Finance Inc 1,736 26
Real Estate - 0 .87%
American Realty Investors Inc
(d)
142 3
Angel Oak Mortgage REIT Inc 1,337 13
Anywhere Real Estate Inc
(d)
10,780 90
Compass Inc
(d)
4,535 19
Cushman & Wakefield PLC
(d)
258,321 2,539
Douglas Elliman Inc 239,366 529
FRP Holdings Inc
(d)
754 43
Kennedy-Wilson Holdings Inc 13,223 218
Legacy Housing Corp
(d)
1,051 25
Marcus & Millichap Inc 65,146 2,389
Maui Land & Pineapple Co Inc
(d)
99 2
Newmark Group Inc 14,847 103
Radius Global Infrastructure Inc
(d)
9,367 140
RE/MAX Holdings Inc 115,135 2,269
RMR Group Inc/The 38,391 906
Seritage Growth Properties
(d)
214,049 2,010
Star Holdings
(d)
1,371 21
Stratus Properties Inc 598 17
Transcontinental Realty Investors Inc
(d)
198 7
$ 11,343
REITs - 5 .42%
Acadia Realty Trust 10,315 162
AFC Gamma Inc 1,806 25
Alexander & Baldwin Inc 8,006 154
Alexander's Inc 9,200 1,779
Alpine Income Property Trust Inc 1,381 23
American Assets Trust Inc 5,390 121
Apartment Investment and Management Co 16,366 136
Apollo Commercial Real Estate Finance Inc 109,555 1,293
Apple Hospitality REIT Inc 23,792 369
Arbor Realty Trust Inc 19,805 335
Ares Commercial Real Estate Corp 5,749 61
Armada Hoffler Properties Inc 7,519 93
ARMOUR Residential REIT Inc 21,640 111
Blackstone Mortgage Trust Inc 19,013 437
Braemar Hotels & Resorts Inc 265,304 982
Brandywine Realty Trust 19,000 96
BrightSpire Capital Inc 87,313 643
Broadstone Net Lease Inc 20,742 338
BRT Apartments Corp 1,295 25
CareTrust REIT Inc 10,039 209

Schedule of Investments
SmallCap Value Fund II
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
CBL & Associates Properties Inc 712 $ 15
Centerspace 1,693 105
Chatham Lodging Trust 5,371 52
Chimera Investment Corp 25,686 161
City Office REIT Inc 4,071 22
Claros Mortgage Trust Inc 54,117 666
Clipper Realty Inc 188 1
Community Healthcare Trust Inc 943 33
Corporate Office Properties Trust 12,444 324
CTO Realty Growth Inc 2,513 44
DiamondRock Hospitality Co 23,200 197
Diversified Healthcare Trust 26,616 56
Douglas Emmett Inc 18,758 276
Dynex Capital Inc 5,911 77
Easterly Government Properties Inc 10,210 151
Ellington Financial Inc 7,209 97
Elme Communities 9,700 158
Empire State Realty Trust Inc 300,475 2,689
Equity Commonwealth 328,422 6,434
Essential Properties Realty Trust Inc 14,615 359
Farmland Partners Inc 5,592 64
Four Corners Property Trust Inc 8,506 224
Franklin BSP Realty Trust Inc 9,176 131
Getty Realty Corp 4,951 160
Gladstone Commercial Corp 3,661 49
Gladstone Land Corp 3,702 62
Global Medical REIT Inc 6,837 68
Global Net Lease Inc 11,538 123
Granite Point Mortgage Trust Inc 199,388 1,142
Great Ajax Corp 72,553 501
Hersha Hospitality Trust 3,376 21
Hudson Pacific Properties Inc 15,235 89
Independence Realty Trust Inc 24,896 424
Innovative Industrial Properties Inc 3,086 244
InvenTrust Properties Corp 7,506 183
Invesco Mortgage Capital Inc 4,633 56
JBG SMITH Properties 12,337 206
Kite Realty Group Trust 24,023 550
KKR Real Estate Finance Trust Inc 6,503 81
Ladder Capital Corp 12,498 137
LTC Properties Inc 4,530 152
LXP Industrial Trust 31,968 322
Macerich Co/The 23,846 304
MFA Financial Inc 529,675 5,964
National Health Investors Inc 4,160 228
National Storage Affiliates Trust 282,005 9,529
Necessity Retail REIT Inc/The 14,967 106
NETSTREIT Corp 6,764 121
New York Mortgage Trust Inc 59,894 608
NexPoint Diversified Real Estate Trust 3,389 40
Nexpoint Real Estate Finance Inc 856 15
NexPoint Residential Trust Inc 1,760 73
Office Properties Income Trust 5,370 41
One Liberty Properties Inc 1,793 37
Orchid Island Capital Inc 4,347 45
Orion Office REIT Inc 6,391 42
Outfront Media Inc 8,680 134
Paramount Group Inc 20,410 107
Park Hotels & Resorts Inc 160,800 2,192
Peakstone Realty Trust 3,073 78
Pebblebrook Hotel Trust 170,806 2,639
PennyMac Mortgage Investment Trust 283,702 3,626
Phillips Edison & Co Inc 10,805 382
Physicians Realty Trust 26,259 387
Piedmont Office Realty Trust Inc 13,764 102
Plymouth Industrial REIT Inc 4,742 108
Postal Realty Trust Inc 2,073 31
PotlatchDeltic Corp 8,733 468
Ready Capital Corp 17,672 204
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Redwood Trust Inc 12,684 $ 96
Retail Opportunity Investments Corp 13,505 199
RLJ Lodging Trust 17,550 181
RPT Realty 9,463 103
Sabra Health Care REIT Inc 25,539 332
Safehold Inc 3,290 81
Saul Centers Inc 101 4
Service Properties Trust 18,196 154
SITE Centers Corp 21,032 295
SL Green Realty Corp 7,270 274
STAG Industrial Inc 281,890 10,233
Summit Hotel Properties Inc 11,731 76
Sunstone Hotel Investors Inc 22,986 234
Tanger Factory Outlet Centers Inc 6,002 141
Terreno Realty Corp 9,033 536
TPG RE Finance Trust Inc 114,223 891
Two Harbors Investment Corp 301,103 4,038
UMH Properties Inc 5,031 84
Uniti Group Inc 26,281 147
Urban Edge Properties 12,681 216
Urstadt Biddle Properties Inc 3,156 72
Veris Residential Inc 8,733 163
Whitestone REIT 5,370 55
Xenia Hotels & Resorts Inc 12,315 156
$ 70,670
Retail - 4 .91%
Abercrombie & Fitch Co
(d)
2,603 103
Advance Auto Parts Inc 15,300 1,138
American Eagle Outfitters Inc 15,627 220
America's Car-Mart Inc/TX
(d)
663 79
Asbury Automotive Group Inc
(d)
9,368 2,113
Beacon Roofing Supply Inc
(d)
143,883 12,327
Big 5 Sporting Goods Corp 2,309 22
Big Lots Inc
(e)
3,108 32
Biglari Holdings Inc
(d)
85 17
BJ's Restaurants Inc
(d)
939 35
Bloomin' Brands Inc 57,400 1,542
BlueLinx Holdings Inc
(d)
10,585 998
Brinker International Inc
(d)
36,577 1,437
Build-A-Bear Workshop Inc 306 8
Caleres Inc 3,832 104
Carrols Restaurant Group Inc
(d)
3,900 23
Carvana Co
(d),(e)
5,931 273
Cato Corp/The 86,248 733
Chico's FAS Inc
(d)
13,446 82
Children's Place Inc/The
(d)
1,321 42
Chuy's Holdings Inc
(d)
344 14
Clean Energy Fuels Corp
(d)
18,710 92
Dave & Buster's Entertainment Inc
(d)
23,300 1,067
Denny's Corp
(d)
97,505 1,146
Designer Brands Inc 120,849 1,202
Destination XL Group Inc
(d)
6,431 33
Dine Brands Global Inc 27,367 1,651
Duluth Holdings Inc
(d)
1,348 10
El Pollo Loco Holdings Inc 109,462 1,166
EVgo Inc
(d),(e)
6,544 29
Fiesta Restaurant Group Inc
(d)
1,877 14
First Watch Restaurant Group Inc
(d)
940 18
Foot Locker Inc 9,035 243
Franchise Group Inc
(e)
128 4
Genesco Inc
(d)
48,864 1,379
GMS Inc
(d)
3,141 232
Group 1 Automotive Inc 9,973 2,578
GrowGeneration Corp
(d)
6,339 25
Guess? Inc 2,818 59
Haverty Furniture Cos Inc 57,120 2,034
Hibbett Inc 41,003 1,902
J Jill Inc
(d)
481 11
Kohl's Corp 43,000 1,223

Schedule of Investments
SmallCap Value Fund II
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
La-Z-Boy Inc 56,619 $ 1,776
Lazydays Holdings Inc
(d)
1,343 18
Leslie's Inc
(d),(e)
198,307 1,263
LL Flooring Holdings Inc
(d)
309,400 1,216
Macy's Inc 67,300 1,117
MarineMax Inc
(d)
55,263 2,228
Movado Group Inc 1,696 49
National Vision Holdings Inc
(d)
7,972 172
Nu Skin Enterprises Inc 44,004 1,294
ODP Corp/The
(d)
3,786 189
OneWater Marine Inc
(d)
61,479 2,315
Papa John's International Inc 857 71
Patrick Industries Inc 2,073 179
PC Connection Inc 19,529 945
PetMed Express Inc
(e)
43,771 641
PriceSmart Inc 851 66
RH
(d)
19,270 7,480
Sally Beauty Holdings Inc
(d)
662 8
Shoe Carnival Inc 1,895 50
Signet Jewelers Ltd 29,223 2,352
Sonic Automotive Inc 45,737 2,190
Sportsman's Warehouse Holdings Inc
(d)
4,026 25
Sweetgreen Inc
(d)
1,999 30
Tile Shop Holdings Inc
(d)
3,059 19
Tilly's Inc
(d)
2,378 21
Vera Bradley Inc
(d)
2,783 19
Winmark Corp 318 116
Zumiez Inc
(d)
32,917 620
$ 63,929
Savings & Loans - 1 .41%
Axos Financial Inc
(d)
5,527 260
Banc of California Inc 6,026 86
Berkshire Hills Bancorp Inc 4,868 111
Brookline Bancorp Inc 171,263 1,829
Capitol Federal Financial Inc 178,300 1,182
ESSA Bancorp Inc 920 15
Flushing Financial Corp 113,818 1,796
FS Bancorp Inc 16,765 520
Greene County Bancorp Inc 353 12
Hingham Institution For Savings The
(e)
169 38
Home Bancorp Inc 16,583 591
HomeTrust Bancshares Inc 1,332 32
Northfield Bancorp Inc 94,943 1,157
Northwest Bancshares Inc 14,061 174
OceanFirst Financial Corp 133,302 2,483
Pacific Premier Bancorp Inc 58,899 1,504
Provident Financial Services Inc 110,406 2,047
Southern Missouri Bancorp Inc 9,152 440
Territorial Bancorp Inc 41,968 497
Timberland Bancorp Inc/WA 799 25
Washington Federal Inc 80,691 2,504
Waterstone Financial Inc 59,341 827
WSFS Financial Corp 6,761 296
$ 18,426
Semiconductors - 3 .40%
ACM Research Inc
(d)
120,558 1,579
Alpha & Omega Semiconductor Ltd
(d)
2,563 84
Ambarella Inc
(d)
1,568 131
Amkor Technology Inc 11,307 329
Atomera Inc
(d)
644 6
CEVA Inc
(d)
302 8
Cirrus Logic Inc
(d)
18,900 1,527
Cohu Inc
(d)
5,156 225
Diodes Inc
(d)
18,876 1,784
Kulicke & Soffa Industries Inc 1,829 110
MaxLinear Inc
(d)
41,400 1,021
MKS Instruments Inc 85,400 9,323
Navitas Semiconductor Corp
(d)
9,479 100
Onto Innovation Inc
(d)
778 97
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Photronics Inc
(d)
70,239 $ 1,858
Rambus Inc
(d)
257,390 16,115
Richardson Electronics Ltd/United States 1,269 17
Semtech Corp
(d)
91,257 2,665
SMART Global Holdings Inc
(d)
4,178 111
Synaptics Inc
(d)
4,005 362
Ultra Clean Holdings Inc
(d)
174,406 6,645
Veeco Instruments Inc
(d)
5,614 158
Vishay Precision Group Inc
(d)
1,399 52
$ 44,307
Software - 0 .68%
ACI Worldwide Inc
(d)
93,545 2,169
Adeia Inc 1,444 17
American Software Inc/GA 709 8
Asure Software Inc
(d)
1,648 23
Avid Technology Inc
(d)
1,126 27
AvidXchange Holdings Inc
(d)
1,349 17
Bandwidth Inc
(d)
1,974 30
Brightcove Inc
(d)
4,583 21
C3.ai Inc
(d)
1,547 65
Cardlytics Inc
(d)
3,585 42
Cerence Inc
(d)
4,454 124
Climb Global Solutions Inc 73 4
CommVault Systems Inc
(d)
267 21
Computer Programs and Systems Inc
(d)
17,366 455
Consensus Cloud Solutions Inc
(d)
960 31
CoreCard Corp
(d)
11,300 272
CS Disco Inc
(d)
2,397 23
Daily Journal Corp
(d)
127 37
Definitive Healthcare Corp
(d)
3,319 39
Digi International Inc
(d)
418 18
Digital Turbine Inc
(d)
7,730 84
Donnelley Financial Solutions Inc
(d)
791 37
E2open Parent Holdings Inc
(d)
22,002 113
Ebix Inc 84,668 2,621
EverCommerce Inc
(d)
540 6
Fastly Inc
(d)
2,153 40
Health Catalyst Inc
(d)
2,820 40
HireRight Holdings Corp
(d)
1,591 17
Immersion Corp 3,322 23
IonQ Inc
(d)
14,950 288
Matterport Inc
(d)
27,663 94
MeridianLink Inc
(d)
893 20
N-able Inc
(d)
743 10
NextGen Healthcare Inc
(d)
2,569 43
Olo Inc
(d)
4,853 38
ON24 Inc 3,611 32
Outbrain Inc
(d)
4,357 23
Planet Labs PBC
(d)
2,027 8
Playstudios Inc
(d)
9,438 47
PROS Holdings Inc
(d)
1,403 53
PubMatic Inc
(d)
3,916 78
Rackspace Technology Inc
(d)
8,368 19
Sharecare Inc
(d)
32,275 45
Skillsoft Corp
(d)
8,503 11
SolarWinds Corp
(d)
5,623 59
Veradigm Inc
(d)
11,903 161
Verint Systems Inc
(d)
484 18
Verra Mobility Corp
(d)
65,700 1,379
Vimeo Inc
(d)
14,623 60
$ 8,910
Supranational Bank - 0 .00%
Banco Latinoamericano de Comercio Exterior SA 3,086 72
Telecommunications - 0 .17%
ADTRAN Holdings Inc 8,609 84
Anterix Inc
(d)
179 5
ATN International Inc 1,228 45
Aviat Networks Inc
(d)
1,257 38
BlackSky Technology Inc
(d)
13,036 26

Schedule of Investments
SmallCap Value Fund II
July 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Cambium Networks Corp
(d)
16,900 $ 274
Consolidated Communications Holdings Inc
(d)
7,529 27
DigitalBridge Group Inc 12,212 196
DZS Inc
(d)
2,311 9
EchoStar Corp
(d)
3,771 73
Globalstar Inc
(d)
9,239 10
Gogo Inc
(d)
6,652 100
IDT Corp - Class B
(d)
385 9
KVH Industries Inc
(d)
1,990 17
Lumen Technologies Inc 111,136 199
NETGEAR Inc
(d)
3,177 43
Preformed Line Products Co 4,071 706
Ribbon Communications Inc
(d)
9,326 30
Shenandoah Telecommunications Co 5,365 100
Spok Holdings Inc 1,886 28
Telephone and Data Systems Inc 10,920 87
Terran Orbital Corp
(d)
8,405 13
Viavi Solutions Inc
(d)
4,321 47
$ 2,166
Textiles - 0 .02%
UniFirst Corp/MA 1,662 270
Toys, Games & Hobbies - 0 .18%
Funko Inc
(d)
149,650 1,221
JAKKS Pacific Inc
(d)
52,610 1,097
$ 2,318
Transportation - 3 .36%
Air Transport Services Group Inc
(d)
6,220 125
ArcBest Corp 1,620 188
Ardmore Shipping Corp 4,580 64
Costamare Inc 5,349 60
Covenant Logistics Group Inc 947 52
CryoPort Inc
(d)
655 11
DHT Holdings Inc 15,135 149
Dorian LPG Ltd 1,461 43
Eagle Bulk Shipping Inc
(e)
1,509 70
FLEX LNG Ltd 1,080 34
Forward Air Corp 18,300 2,175
Genco Shipping & Trading Ltd 4,648 67
Golden Ocean Group Ltd
(e)
13,581 106
Heartland Express Inc 105,637 1,728
Himalaya Shipping Ltd
(d),(e)
2,399 14
Hub Group Inc
(d)
3,619 326
International Seaways Inc 4,488 193
Kirby Corp
(d)
150,985 12,302
Landstar System Inc 58,295 11,868
Marten Transport Ltd 49,940 1,132
Matson Inc 23,662 2,212
Nordic American Tankers Ltd 22,641 99
Overseas Shipholding Group Inc
(d)
6,126 25
PAM Transportation Services Inc
(d)
17,470 452
Pangaea Logistics Solutions Ltd 4,021 28
Radiant Logistics Inc
(d)
3,920 30
RXO Inc
(d)
1,711 38
Safe Bulkers Inc 7,471 25
Saia Inc
(d)
18,005 7,619
Scorpio Tankers Inc 5,818 274
SFL Corp Ltd 12,705 125
Teekay Corp
(d)
7,359 49
Teekay Tankers Ltd 2,644 115
Universal Logistics Holdings Inc 718 22
Werner Enterprises Inc 5,971 281
World Kinect Corp 77,295 1,743
$ 43,844
Trucking & Leasing - 1 .52%
GATX Corp 138,502 17,363
Greenbrier Cos Inc/The 52,118 2,407
Willis Lease Finance Corp
(d)
298 13
$ 19,783
COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 0 .04%
Artesian Resources Corp 240 $ 11
California Water Service Group 4,238 225
Consolidated Water Co Ltd 1,187 23
SJW Group 3,424 241
$ 500
TOTAL COMMON STOCKS $ 1,262,341
Total Investments $ 1,311,434
Other Assets and Liabilities -  (0.63)% (8,231)
TOTAL NET ASSETS - 100.00% $ 1,303,203
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,138 or
0.70% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $8,936 or 0.69% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Financial 28 .66%
Industrial 17 .54%
Consumer, Cyclical 15 .81%
Consumer, Non-cyclical 9 .84%
Energy 8 .18%
Technology 6 .69%
Basic Materials 4 .69%
Utilities 3 .60%
Money Market Funds 3 .54%
Communications 1 .85%
Exchange-Traded Funds 0 .23%
Government 0 .00%
Other Assets and Liabilities
( 0 .63 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Value Fund II
July 31, 2023 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales July 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.19% $ — $ 554,439 $ 511,154 $ 43,285
Principal Government Money Market Fund - Institutional Class 5.14% 60,700 106,097 166,797 —
$ 60,700 $ 660,536 $ 677,951 $ 43,285
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.19% $ 1,441 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.14% 175 — — —
$ 1,616 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2023 Long 81 $ 8,155 $ 399
Total $ 399
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .08 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .08%
iShares National Muni Bond ETF 528 $ 56
iShares Short-Term National Muni Bond ETF 374 39
JPMorgan Ultra-Short Municipal Income ETF 99 5
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
9,994 250
VanEck High Yield Muni ETF 2,363 121
$ 471
TOTAL INVESTMENT COMPANIES $ 471
MUNICIPAL BONDS - 101 .58%
Principal
Amount (000's) Value (000's)
Alabama - 2 .10%
Industrial Development Board of the City of Mobile
Alabama
4.70%, 04/01/2031
(a)
$ 295 $ 295
Lower Alabama Gas District/The
5.00%, 09/01/2034 6,000 6,271
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 2,952
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(b)
2,191 2,043
5.25%, 05/01/2044
(b)
997 900
$ 12,461
Arizona - 1 .50%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 380
Chandler Industrial Development Authority
2.70%, 12/01/2037
(a)
1,300 1,299
Navajo Nation
5.50%, 12/01/2030
(b)
1,240 1,279
Salt Verde Financial Corp
5.00%, 12/01/2032 5,615 5,950
$ 8,908
Arkansas - 0 .17%
Arkansas Development Finance Authority
5.45%, 09/01/2052 1,000 996
California - 10 .61%
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,000
California Community Choice Financing Authority
5.00%, 12/01/2053
(a)
5,000 5,217
California Health Facilities Financing Authority
5.00%, 11/15/2046
(c)
1,695 1,773
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(d)
7,062 6,872
California Municipal Finance Authority
4.00%, 07/15/2029 4,050 4,014
4.00%, 10/01/2045
(a)
2,000 2,000
5.00%, 05/15/2033 1,000 1,056
5.00%, 05/15/2034 600 631
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(d)
2,240 2,424
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,015
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2031
(d)
2,000 2,237
City of Los Angeles Department of Airports
4.00%, 05/15/2037 1,000 1,040
5.00%, 05/15/2029 1,250 1,362
5.00%, 05/15/2035 185 208
5.00%, 05/15/2037
(c)
3,824 4,152
5.00%, 05/15/2044
(c)
5,150 5,298
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Mizuho Floater/Residual Trust
5.15%, 12/01/2026
(a),(b)
$ 1,000 $ 1,000
5.15%, 04/15/2035
(a),(b)
2,000 2,000
5.15%, 10/15/2037
(a),(b)
2,000 2,000
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,297
Riverside Community Properties Development Inc
6.00%, 10/15/2038 1,150 1,156
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(d)
1,340 1,352
San Diego County Regional Airport Authority
5.00%, 07/01/2033 500 543
5.00%, 07/01/2034 415 450
5.00%, 07/01/2035 300 323
5.00%, 07/01/2037 450 478
5.00%, 07/01/2038 500 530
5.00%, 07/01/2040 65 69
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 3,781
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 2,505
State of California
5.00%, 08/01/2028 2,000 2,213
West Contra Costa Unified School District
5.25%, 08/01/2033 1,000 1,000
$ 62,996
Colorado - 2 .11%
Colorado Health Facilities Authority
4.00%, 11/15/2043 6,280 6,166
Denver Convention Center Hotel Authority
5.00%, 12/01/2036 1,000 1,011
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,005
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 899
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,500 1,209
Velocity Metropolitan District No 3
5.13%, 12/01/2034 2,235 2,224
$ 12,514
Connecticut - 1 .01%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
4,000 4,000
State of Connecticut Special Tax Revenue
5.00%, 05/01/2030 1,755 2,001
$ 6,001
District of Columbia - 2 .95%
District of Columbia
5.00%, 03/01/2029 2,000 2,238
5.00%, 02/01/2031 2,650 3,059
Metropolitan Washington Airports Authority
Aviation Revenue
5.00%, 10/01/2033 10,135 11,174
Metropolitan Washington Airports Authority Dulles
Toll Road Revenue
5.00%, 10/01/2047 1,000 1,043
$ 17,514
Florida - 5 .67%
City of Lakeland FL Department of Electric Utilities
5.25%, 10/01/2036 1,000 1,168
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 3,542

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida (continued)
Florida Development Finance Corp
3.00%, 06/01/2032 $ 5,000 $ 3,968
5.00%, 05/01/2029
(b)
2,000 1,907
6.13%, 07/01/2032
(a),(b)
4,000 4,026
7.38%, 01/01/2049
(b)
4,000 3,964
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
7,000 7,130
Hillsborough County Aviation Authority
5.00%, 10/01/2047 2,000 2,092
Orange County School Board
5.00%, 08/01/2032 5,000 5,854
$ 33,651
Georgia - 3 .33%
Bartow County Development Authority
4.78%, 11/01/2062
(a)
500 500
Development Authority of Appling County
1.50%, 01/01/2038
(a)
2,500 2,369
Development Authority of Burke County/The
4.78%, 11/01/2052
(a)
400 400
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(b)
3,310 3,123
5.00%, 01/01/2054
(b)
1,000 839
Georgia Ports Authority
5.00%, 07/01/2036 2,850 3,234
5.25%, 07/01/2039 3,585 4,107
Georgia State Road & Tollway Authority (credit
support from State Guaranteed )
4.00%, 07/15/2038
(d)
5,000 5,188
$ 19,760
Illinois - 11 .98%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,114
Chicago Transit Authority Capital Grant Receipts
Revenue
5.00%, 06/01/2029 3,250 3,532
City of Chicago IL
5.25%, 01/01/2029 2,000 2,035
5.50%, 01/01/2049 1,000 1,045
6.00%, 01/01/2038 2,965 3,147
7.46%, 02/15/2026 461 336
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,016
5.00%, 01/01/2032 1,000 1,016
5.00%, 01/01/2033 2,625 2,672
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,018
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2036 1,520 1,614
Illinois Sports Facilities Authority/The (credit
support from Build America Mutual Assurance
Corp )
5.00%, 06/15/2029
(d)
2,700 2,842
Illinois State Toll Highway Authority
5.00%, 12/01/2032 5,200 5,405
5.00%, 01/01/2040
(c)
2,000 2,057
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
4.00%, 12/15/2042
(d)
5,000 4,875
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(d)
2,410 2,518
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Metropolitan Water Reclamation District of Greater
Chicago
5.00%, 12/01/2028 $ 5,000 $ 5,288
5.00%, 12/01/2038 1,500 1,652
5.25%, 12/01/2032 1,500 1,805
Sales Tax Securitization Corp
5.00%, 01/01/2036 1,000 1,071
5.00%, 01/01/2040 3,000 3,131
5.25%, 01/01/2048 1,250 1,303
Sales Tax Securitization Corp (credit support from
Build America Mutual Assurance Corp )
5.00%, 01/01/2037
(d)
2,000 2,161
State of Illinois
5.00%, 11/01/2027 2,415 2,569
5.00%, 11/01/2028 4,590 4,885
5.00%, 12/01/2032 1,380 1,462
5.50%, 01/01/2030 500 563
5.50%, 10/01/2044 6,855 7,545
United City of Yorkville IL
5.75%, 03/01/2028 300 300
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 147 133
$ 71,110
Indiana - 0 .66%
City of Whiting IN
3.00%, 11/01/2051 455 327
Indiana Finance Authority
4.13%, 12/01/2026 1,670 1,656
Town of Shoals IN
7.25%, 11/01/2043 1,910 1,919
$ 3,902
Iowa - 0 .24%
Iowa Finance Authority
5.00%, 12/01/2050
(a)
1,425 1,452
Kentucky - 2 .23%
County of Trimble KY
1.30%, 09/01/2044
(a)
1,000 844
Kentucky Municipal Power Agency
5.00%, 09/01/2035 1,080 1,149
Kentucky Public Energy Authority
4.00%, 01/01/2049
(a)
3,000 2,999
Kentucky Turnpike Authority
5.00%, 07/01/2031 6,550 7,521
Louisville Regional Airport Authority
4.70%, 01/01/2029
(a)
700 700
$ 13,213
Louisiana - 3 .62%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 7,155 6,902
4.40%, 11/01/2044
(b)
1,805 1,714
5.50%, 11/01/2039
(b)
2,390 2,498
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027
(a)
3,320 3,285
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,023
6.10%, 12/01/2040
(a),(b)
1,000 1,075
Parish of St John the Baptist LA
4.05%, 06/01/2037
(a)
5,000 4,967
$ 21,464
Maine - 0 .30%
Finance Authority of Maine
4.38%, 08/01/2035
(a),(b)
1,800 1,788

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Maryland - 0 .67%
State of Maryland
5.00%, 08/01/2030 $ 3,450 $ 3,970
Massachusetts - 2 .06%
Massachusetts Bay Transportation Authority
Assessment Revenue
5.25%, 07/01/2028 2,000 2,238
Massachusetts Development Finance Agency
5.00%, 11/15/2032 3,000 3,610
5.25%, 07/01/2048 3,050 3,222
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 665 665
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,078
5.00%, 07/01/2039 1,340 1,400
$ 12,213
Michigan - 3 .01%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,033
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(d)
1,000 1,095
5.00%, 05/01/2037
(d)
1,000 1,082
5.00%, 05/01/2038
(d)
2,000 2,148
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 908
Michigan Finance Authority
4.00%, 02/15/2047 3,400 3,214
Michigan Strategic Fund
4.00%, 10/01/2061
(a)
5,000 4,969
5.00%, 06/30/2048 2,390 2,405
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 1,018
$ 17,872
Mississippi - 0 .17%
Mississippi Business Finance Corp
2.20%, 03/01/2027
(a)
1,000 985
Missouri - 0 .95%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,410
5.00%, 07/01/2044 1,100 1,158
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(d)
1,500 1,668
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,400 1,407
$ 5,643
Montana - 1 .10%
County of Gallatin MT
4.00%, 10/15/2046
(b)
5,000 3,860
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by the
Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(d)
805 791
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 1,897
$ 6,548
Multi-State and Other - 0 .34%
JPMorgan Chase Putters/Drivers Trust
5.20%, 03/20/2024
(a),(b)
1,000 1,000
5.20%, 07/28/2025
(a),(b)
1,000 1,000
$ 2,000
Nebraska - 0 .17%
Lincoln Airport Authority
4.00%, 07/01/2035 1,000 1,016
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Nevada - 2 .24%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
$ 9,000 $ 9,405
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 3,919
$ 13,324
New Hampshire - 1 .63%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(a)
6,750 6,634
3.75%, 07/01/2045
(a),(b)
1,000 780
4.00%, 11/01/2027
(b)
1,000 962
4.13%, 01/20/2034 399 391
4.88%, 11/01/2042
(b)
1,000 893
$ 9,660
New Jersey - 5 .36%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 757
New Jersey Economic Development Authority
4.00%, 07/01/2032 805 814
5.75%, 04/01/2031 1,005 1,003
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,053
5.25%, 06/15/2034 2,250 2,321
North Hudson Sewerage Authority/NJ (credit
support from Assured Guaranty Municipal Corp )
5.00%, 06/01/2034
(d)
180 217
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,063
State of New Jersey
4.00%, 06/01/2031 5,000 5,331
5.00%, 06/01/2027 2,100 2,249
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 4,700 4,747
5.25%, 06/01/2046 7,000 7,262
$ 31,817
New Mexico - 0 .08%
City of Farmington NM
2.15%, 04/01/2033 600 474
New York - 7 .78%
Metropolitan Transportation Authority
5.00%, 11/15/2025 400 412
5.00%, 11/15/2032 1,000 1,101
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 01/01/2031
(d)
1,000 1,122
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 08/01/2037 3,000 3,270
5.25%, 11/01/2037 3,000 3,504
New York Counties Tobacco Trust VI
5.00%, 06/01/2036 740 758
New York State Dormitory Authority
4.00%, 09/01/2045 1,500 1,299
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10/01/2023
(d)
140 140
New York Transportation Development Corp
4.00%, 10/01/2030 1,000 995
4.00%, 10/31/2041 1,000 910
4.00%, 12/01/2042 1,000 937
5.00%, 12/01/2027 1,000 1,064
5.00%, 12/01/2028 2,350 2,533
5.00%, 01/01/2032 7,200 7,451
5.00%, 01/01/2034 3,200 3,306
5.00%, 10/01/2035 2,000 2,093
5.00%, 12/01/2035 2,850 3,090

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York Transportation Development Corp
(continued)
5.00%, 10/01/2040 $ 2,000 $ 2,053
5.00%, 12/01/2041 1,000 1,040
5.00%, 07/01/2046 3,500 3,453
Port Authority of New York & New Jersey
5.00%, 07/15/2035 3,000 3,265
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 46
Westchester County Local Development Corp
5.00%, 11/01/2046 2,400 2,323
$ 46,165
North Carolina - 0 .75%
North Carolina Medical Care Commission
5.00%, 10/01/2047 1,000 1,032
Raleigh Durham Airport Authority
5.00%, 05/01/2033 2,000 2,175
5.00%, 05/01/2034 1,150 1,247
$ 4,454
Ohio - 2 .77%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 1,125 1,121
4.00%, 06/01/2039 1,850 1,812
5.00%, 06/01/2055 6,935 6,445
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,394
5.00%, 01/01/2046 2,500 2,251
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(b)
1,000 990
4.50%, 01/15/2048
(b)
850 819
Port of Greater Cincinnati Development Authority
4.25%, 12/01/2050
(b)
2,000 1,598
$ 16,430
Oregon - 0 .00%
Oregon State Business Development Commission
0.00%, 04/01/2031
(b),(e)
1,000 5
Pennsylvania - 6 .00%
Allegheny County Airport Authority
5.00%, 01/01/2056 460 473
Allegheny County Industrial Development Authority
5.13%, 05/01/2030 1,630 1,675
City of Philadelphia PA
5.00%, 02/01/2037 2,000 2,167
Lancaster Industrial Development Authority
4.00%, 07/01/2046 750 571
4.00%, 07/01/2051 1,000 734
Pennsylvania Economic Development Financing
Authority
5.50%, 06/30/2043 4,100 4,517
Pennsylvania Turnpike Commission
5.00%, 12/01/2028 2,000 2,191
5.00%, 12/01/2036 1,725 1,821
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue
5.00%, 12/01/2046 4,055 4,358
5.25%, 12/01/2044 4,350 4,647
Sports & Exhibition Authority of Pittsburgh and
Allegheny County (credit support from Assured
Guaranty Municipal Corp )
5.00%, 02/01/2034
(d)
1,895 2,149
5.00%, 02/01/2035
(d)
9,140 10,321
$ 35,624
Puerto Rico - 1 .05%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(e)
54 52
0.00%, 07/01/2033
(e)
428 261
0.00%, 11/01/2043
(a),(e)
1,571 805
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Puerto Rico (continued)
Commonwealth of Puerto Rico   (continued)
4.00%, 07/01/2033 $ 2,933 $ 2,783
4.00%, 07/01/2037 257 230
4.00%, 07/01/2041 349 299
4.00%, 07/01/2046 363 302
5.38%, 07/01/2025 371 379
5.63%, 07/01/2027 367 386
5.63%, 07/01/2029 361 386
5.75%, 07/01/2031 351 382
$ 6,265
South Carolina - 1 .29%
County of Berkeley SC
5.03%, 04/01/2031
(a)
400 400
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2047 1,830 1,680
5.25%, 11/15/2052 1,500 1,349
6.00%, 06/01/2031
(b)
1,000 875
6.50%, 06/01/2051
(b)
4,500 3,364
$ 7,668
South Dakota - 0 .24%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
1,500 1,457
Tennessee - 1 .09%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 4,510 4,621
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(b)
1,000 818
Tennergy Corp/TN
5.00%, 02/01/2050
(a)
1,000 1,012
$ 6,451
Texas - 7 .72%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 2,817
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,301
City of Houston TX Airport System Revenue
5.00%, 07/01/2029 2,000 2,005
6.63%, 07/15/2038 5,000 5,015
Harris County Industrial Development Corp
4.47%, 08/15/2027
(a)
200 200
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,054
Matagorda County Navigation District No 1
2.60%, 11/01/2029 2,600 2,347
Mission Economic Development Corp
4.25%, 06/01/2048
(a)
1,000 1,001
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,010
Port Beaumont Navigation District
2.75%, 01/01/2036
(b)
1,000 710
2.88%, 01/01/2041
(b)
1,000 651
3.63%, 01/01/2035
(b)
4,535 3,620
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 100 94
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,066
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 10,795 11,219
Texas Private Activity Bond Surface Transportation
Corp
4.00%, 12/31/2032 2,450 2,444
5.00%, 12/31/2033 4,000 4,337
7.00%, 12/31/2038 1,000 1,002

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
West Harris County Regional Water Authority
4.00%, 12/15/2049 $ 1,000 $ 923
$ 45,816
Utah - 1 .39%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,023
5.00%, 10/15/2032 4,385 4,493
5.00%, 10/15/2037 1,500 1,509
5.38%, 10/15/2040 1,200 1,213
$ 8,238
Virginia - 2 .38%
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,006
6.00%, 07/01/2044 1,000 988
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2039 3,000 3,183
Roanoke Economic Development Authority
6.63%, 12/01/2044 1,295 1,309
Virginia Public School Authority (credit support
from State Intercept Program )
5.00%, 08/01/2030
(d)
3,535 3,981
Virginia Small Business Financing Authority
3.00%, 01/01/2041 3,480 2,697
4.00%, 01/01/2039 1,000 942
$ 14,106
Washington - 0 .98%
Port of Seattle WA
5.00%, 08/01/2030 5,250 5,733
Washington State Housing Finance Commission
3.50%, 12/20/2035 107 98
$ 5,831
West Virginia - 0 .21%
West Virginia Economic Development Authority
4.12%, 07/01/2045
(a)
1,250 1,232
Wisconsin - 1 .67%
Public Finance Authority
4.00%, 03/31/2056 2,500 2,008
5.00%, 01/01/2024 3,500 3,512
5.00%, 12/01/2025 3,000 3,054
5.00%, 10/01/2043
(b)
1,500 1,327
$ 9,901
TOTAL MUNICIPAL BONDS $ 602,895
Total Investments $ 603,366
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.92)%
Notes with interest rates of 4.03% - 4.30% at July
31, 2023 and contractual maturities of collateral
from 2023-2029.
(f)
$ (17,322) (17,322)
Total Net Investments $ 586,044
Other Assets and Liabilities -  1.26% 7,451
TOTAL NET ASSETS - 100.00% $ 593,495
(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $59,908 or 10.09% of net assets.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Non-income producing security
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
July 31, 2023.
Portfolio Summary
Sector Percent
Revenue Bonds 76 .90%
General Obligation Unlimited 9 .73%
Insured 9 .29%
Prerefunded 2 .04%
General Obligation Limited 1 .16%
Certificate Participation 1 .04%
Tax Allocation 0 .66%
Special Tax 0 .31%
Special Assessment 0 .31%
Notes 0 .14%
Exchange-Traded Funds 0 .08%
Liability For Floating Rate Notes Issued ( 2 .92 ) %
Other Assets and Liabilities
1 .26%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
July 31, 2023 (unaudited)
See accompanying notes.

Currency Abbreviations
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
THB Thai Baht
USD/$ United States Dollar
ZAR South African Rand

July 31, 2023 (unaudited)

Security Valuation. Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030
Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal
LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid
2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal
LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060
Fund, Principal LifeTime Hybrid 2065 Fund, and Principal LifeTime Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio,
and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in R-6 and Institutional shares of other series of Principal Funds,
Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The SAM Portfolios also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds,
Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.
California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity
Income Fund, Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund,
Government & High Quality Bond Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Fund I, LargeCap Growth
Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P
400 Index Fund, MidCap Value Fund I, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income
Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

July 31, 2023 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of July 31, 2023 in valuing the Funds' securities carried at value (amounts shown in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies* $ 52 $ — $ — $ 52
Municipal Bonds* — 608,462 — 608,462
Total investments in securities $ 52 $ 608,462 $ — $ 608,514

July 31, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Fixed Income Fund
Bonds* $ — $ 5,375,676 $ — $ 5,375,676
Common Stocks
Industrial — — 21,252 21,252
Investment Companies* 329,635 — — 329,635
Senior Floating Rate Interests* — 8,347 — 8,347
U.S. Government & Government Agency Obligations* — 4,357,369 — 4,357,369
Total investments in securities $ 329,635 $ 9,741,392 $ 21,252 $ 10,092,279
Core Plus Bond Fund
Bonds* — 305,512 9 305,521
Common Stocks
Consumer, Cyclical — 78 — 78
Energy — — 29 29
Financial — — — —
Investment Companies* 21,347 — — 21,347
Preferred Stocks* 3,378 — — 3,378
Senior Floating Rate Interests* — 4,779 — 4,779
U.S. Government & Government Agency Obligations* — 320,039 — 320,039
Total investments in securities $ 24,725 $ 630,408 $ 38 $ 655,171
Derivative Assets
Interest Rate Contracts
Futures** 37 — — 37
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (241) — (241)
Interest Rate Contracts
Futures** (972) — — (972)
Diversified Income Fund
Bonds* — 1,938,694 80,499 2,019,193
Common Stocks
Basic Materials — 1,925 41,317 43,242
Consumer, Cyclical — 15,414 — 15,414
Consumer, Non-cyclical — 362 — 362
Industrial — 7,804 5 7,809
Technology 305 517 — 822
Investment Companies* 278,722 — — 278,722
Preferred Stocks
Consumer, Non-cyclical — 920 — 920
Financial 18,080 4,419 — 22,499
Government 676 — — 676
Utilities 10,552 — — 10,552
Senior Floating Rate Interests* — 319,132 4,510 323,642
U.S. Government & Government Agency Obligations* — 220,921 — 220,921
Total investments in securities $ 308,335 $ 2,510,108 $ 126,331 $ 2,944,774
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 141 — 141
Interest Rate Contracts
Futures** 57 — — 57
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (53) — (53)
Interest Rate Contracts
Futures** (715) — — (715)
Diversified International Fund
Common Stocks
Basic Materials 52,257 146,503 — 198,760
Communications 38,796 42,036 — 80,832
Consumer, Cyclical 235,667 643,592 — 879,259
Consumer, Non-cyclical 66,181 963,990 — 1,030,171
Energy 121,855 128,114 — 249,969
Financial 331,288 872,638 — 1,203,926

July 31, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified International Fund (continued)
Common Stocks (continued)
Industrial $ 153,435 $ 651,519 $ — $ 804,954
Technology — 619,756 — 619,756
Utilities — 78,899 — 78,899
Investment Companies* 136,103 — — 136,103
Total investments in securities $ 1,135,582 $ 4,147,047 $ — $ 5,282,629
Equity Income Fund
Common Stocks* 8,929,610 — — 8,929,610
Investment Companies* 151,657 — — 151,657
Total investments in securities $ 9,081,267 $ — $ — $ 9,081,267
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 417,827 — 417,827
Convertible Bonds* — 945 — 945
Investment Companies* 58,558 — — 58,558
Total investments in securities $ 58,558 $ 418,772 $ — $ 477,330
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 371 — 371
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 7 — 7
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (581) — (581)
Exchange Cleared Credit Default Swaps** — (1,098) — (1,098)
Foreign Exchange Contracts
Foreign Currency Contracts — (894) — (894)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (860) — (860)
Futures** (995) — — (995)
Global Emerging Markets Fund
Common Stocks
Basic Materials 4,553 4,498 — 9,051
Communications 5,057 31,654 — 36,711
Consumer, Cyclical 5,269 22,281 — 27,550
Consumer, Non-cyclical 4,609 24,656 — 29,265
Energy 2,656 9,326 — 11,982
Financial 7,800 38,716 — 46,516
Industrial 4,480 18,310 — 22,790
Technology 3,293 43,777 — 47,070
Utilities — 2,487 — 2,487
Investment Companies* 4,716 — — 4,716
Preferred Stocks
Consumer, Cyclical — 981 — 981
Financial — 37 — 37
Total investments in securities $ 42,433 $ 196,723 $ — $ 239,156
Global Real Estate Securities Fund
Common Stocks
Communications — 14,822 — 14,822
Consumer, Cyclical 12,192 — — 12,192
Consumer, Non-cyclical 11,255 — — 11,255
Financial 1,398,615 686,386 — 2,085,001
Industrial — 11,053 — 11,053
Investment Companies* 43,586 — — 43,586
Total investments in securities $ 1,465,648 $ 712,261 $ — $ 2,177,909
Government & High Quality Bond Fund
Bonds* — 64,693 — 64,693
Investment Companies* 16,424 — — 16,424
U.S. Government & Government Agency Obligations* — 583,421 — 583,421
Total investments in securities $ 16,424 $ 648,114 $ — $ 664,538

July 31, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Government & High Quality Bond Fund (continued)
Derivative Assets
Interest Rate Contracts
Futures** $ 532 $ — $ — $ 532
Derivative Liabilities
Interest Rate Contracts
Futures** (1,248) — — (1,248)
High Income Fund
Bonds* — 2,799,252 12,676 2,811,928
Common Stocks
Basic Materials — 1,533 2,475 4,008
Communications — — — —
Consumer, Cyclical — 4,932 — 4,932
Energy — — — —
Industrial — 7,191 5 7,196
Technology 250 — — 250
Utilities — — — —
Convertible Preferred Stocks
Consumer, Cyclical — — 628 628
Investment Companies* 182,613 — — 182,613
Preferred Stocks
Communications — — — —
Senior Floating Rate Interests* — 289,295 3,592 292,887
U.S. Government & Government Agency Obligations* — 37,802 — 37,802
Total investments in securities $ 182,863 $ 3,140,005 $ 19,376 $ 3,342,244
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 66 — 66
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (1) — (1)
High Yield Fund
Bonds* — 2,044,340 95 2,044,435
Common Stocks
Consumer, Cyclical — 1,362 — 1,362
Energy — — 1,087 1,087
Financial — — — —
Convertible Bonds* — — — —
Investment Companies* 143,800 — — 143,800
Senior Floating Rate Interests* — 150,703 — 150,703
U.S. Government & Government Agency Obligations* — 45,393 — 45,393
Total investments in securities $ 143,800 $ 2,241,798 $ 1,182 $ 2,386,780
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 154 — 154
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — — — —
Inflation Protection Fund
Bonds* — 35,263 — 35,263
Investment Companies* 62,946 — — 62,946
U.S. Government & Government Agency Obligations* — 1,533,260 — 1,533,260
Purchased Options 3,389 — — 3,389
Purchased Interest Rate Swaptions — 644 — 644
Total investments in securities $ 66,335 $ 1,569,167 $ — $ 1,635,502
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 8 — 8
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 528 — 528
Futures** 164 — — 164

July 31, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Inflation Protection Fund (continued)
Interest Rate Contracts (continued)
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts $ — $ (205) $ — $ (205)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (485) — (485)
Futures** (756) — — (756)
Written Interest Rate Swaptions — (1,703) — (1,703)
Written Options (3,270) — — (3,270)
International Fund I
Common Stocks
Basic Materials — 9,365 — 9,365
Communications 7,887 12,785 — 20,672
Consumer, Cyclical 5,761 51,824 — 57,585
Consumer, Non-cyclical 1,000 44,626 — 45,626
Energy 2,338 13,834 — 16,172
Financial 14,775 62,786 — 77,561
Industrial 4,413 36,771 — 41,184
Technology 5,605 40,462 — 46,067
Utilities — 6,934 — 6,934
Investment Companies* 4,127 — — 4,127
Total investments in securities $ 45,906 $ 279,387 $ — $ 325,293
LargeCap Growth Fund I
Common Stocks
Basic Materials 9,394 — — 9,394
Communications 2,161,404 — — 2,161,404
Consumer, Cyclical 678,438 6,048 — 684,486
Consumer, Non-cyclical 2,665,824 — — 2,665,824
Energy 25,424 — — 25,424
Financial 839,990 — — 839,990
Industrial 472,422 — — 472,422
Technology 4,498,590 — 2,707 4,501,297
Utilities 853 — — 853
Convertible Preferred Stocks
Basic Materials — — 2,101 2,101
Consumer, Cyclical — — 1,860 1,860
Technology — — 5,914 5,914
Investment Companies* 260,034 — — 260,034
Total investments in securities $ 11,612,373 $ 6,048 $ 12,582 $ 11,631,003
Derivative Assets
Equity Contracts
Futures** 1,140 — — 1,140
LargeCap S&P 500 Index Fund
Common Stocks* 6,526,434 — — 6,526,434
Investment Companies* 157,741 — — 157,741
Total investments in securities $ 6,684,175 $ — $ — $ 6,684,175
Derivative Assets
Equity Contracts
Futures** 6,209 — — 6,209
LargeCap Value Fund III
Common Stocks
Basic Materials 102,350 — — 102,350
Communications 138,417 — — 138,417
Consumer, Cyclical 285,052 — — 285,052
Consumer, Non-cyclical 614,493 — — 614,493
Energy 279,320 — — 279,320
Financial 651,603 — — 651,603
Industrial 280,014 — — 280,014
Technology 362,212 — — 362,212

July 31, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap Value Fund III (continued)
Common Stocks (continued)
Utilities $ 116,769 $ — $ — $ 116,769
Investment Companies* 81,706 — — 81,706
Total investments in securities $ 2,911,936 $ — $ — $ 2,911,936
Derivative Assets
Equity Contracts
Futures** 534 — — 534
MidCap Fund
Common Stocks
Basic Materials 177,617 — — 177,617
Communications 728,237 — — 728,237
Consumer, Cyclical 5,689,043 — — 5,689,043
Consumer, Non-cyclical 2,096,038 — — 2,096,038
Financial 4,856,625 — — 4,856,625
Industrial 3,492,047 — — 3,492,047
Technology 2,583,029 — — 2,583,029
Utilities 679,120 — — 679,120
Investment Companies* 1,976 — — 1,976
Total investments in securities $ 20,303,732 $ — $ — $ 20,303,732
MidCap Growth Fund
Common Stocks* 228,505 — — 228,505
Investment Companies* 15,081 — — 15,081
Total investments in securities $ 243,586 $ — $ — $ 243,586
MidCap Growth Fund III
Common Stocks* 1,216,699 — — 1,216,699
Investment Companies* 22,140 — — 22,140
Total investments in securities $ 1,238,839 $ — $ — $ 1,238,839
Derivative Assets
Equity Contracts
Futures** 333 — — 333
MidCap S&P 400 Index Fund
Common Stocks* 1,348,302 — — 1,348,302
Investment Companies* 33,227 — — 33,227
Total investments in securities $ 1,381,529 $ — $ — $ 1,381,529
Derivative Assets
Equity Contracts
Futures** 927 — — 927
MidCap Value Fund I
Common Stocks
Basic Materials 175,354 — — 175,354
Communications 58,466 — — 58,466
Consumer, Cyclical 675,896 — — 675,896
Consumer, Non-cyclical 589,668 — — 589,668
Energy 133,460 — — 133,460
Financial 838,235 — — 838,235
Industrial 884,559 — — 884,559
Technology 391,955 — — 391,955
Utilities 126,202 — — 126,202
Investment Companies* 100,995 — — 100,995
Total investments in securities $ 3,974,790 $ — $ — $ 3,974,790
Derivative Assets
Equity Contracts
Futures** 368 — — 368
Overseas Fund
Common Stocks
Basic Materials — 167,703 — 167,703
Communications — 48,131 — 48,131

July 31, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Overseas Fund (continued)
Common Stocks (continued)
Consumer, Cyclical $ 30,258 $ 254,389 $ — $ 284,647
Consumer, Non-cyclical 1,057 501,356 — 502,413
Diversified — 543 — 543
Energy 52,687 106,542 — 159,229
Financial 5,771 537,966 — 543,737
Industrial 10,435 424,333 — 434,768
Technology 161 114,298 — 114,459
Utilities — 141,097 — 141,097
Investment Companies* 75,958 — — 75,958
Preferred Stocks
Consumer, Cyclical — 2,031 — 2,031
Consumer, Non-cyclical — 23,651 — 23,651
Total investments in securities $ 176,327 $ 2,322,040 $ — $ 2,498,367
Derivative Assets
Equity Contracts
Futures** 335 — — 335
Principal Capital Appreciation Fund
Common Stocks
Basic Materials 75,774 — — 75,774
Communications 496,630 — — 496,630
Consumer, Cyclical 386,141 — — 386,141
Consumer, Non-cyclical 658,401 — — 658,401
Energy 178,812 — — 178,812
Financial 546,906 — — 546,906
Industrial 250,527 26,984 — 277,511
Technology 904,721 — — 904,721
Utilities 104,295 — — 104,295
Investment Companies* 28,567 — — 28,567
Total investments in securities $ 3,630,774 $ 26,984 $ — $ 3,657,758
Principal LifeTime 2015 Fund
Investment Companies* 268,989 — — 268,989
Total investments in securities $ 268,989 $ — $ — $ 268,989
Principal LifeTime 2020 Fund
Investment Companies* 2,586,669 — — 2,586,669
Total investments in securities $ 2,586,669 $ — $ — $ 2,586,669
Principal LifeTime 2025 Fund
Investment Companies* 1,603,658 — — 1,603,658
Total investments in securities $ 1,603,658 $ — $ — $ 1,603,658
Principal LifeTime 2030 Fund
Investment Companies* 5,379,301 — — 5,379,301
Total investments in securities $ 5,379,301 $ — $ — $ 5,379,301
Principal LifeTime 2035 Fund
Investment Companies* 1,777,906 — — 1,777,906
Total investments in securities $ 1,777,906 $ — $ — $ 1,777,906
Principal LifeTime 2040 Fund
Investment Companies* 4,339,861 — — 4,339,861
Total investments in securities $ 4,339,861 $ — $ — $ 4,339,861
Principal LifeTime 2045 Fund
Investment Companies* 1,434,700 — — 1,434,700
Total investments in securities $ 1,434,700 $ — $ — $ 1,434,700

July 31, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2050 Fund
Investment Companies* $ 2,942,479 $ — $ — $ 2,942,479
Total investments in securities $ 2,942,479 $ — $ — $ 2,942,479
Principal LifeTime 2055 Fund
Investment Companies* 909,278 — — 909,278
Total investments in securities $ 909,278 $ — $ — $ 909,278
Principal LifeTime 2060 Fund
Investment Companies* 864,625 — — 864,625
Total investments in securities $ 864,625 $ — $ — $ 864,625
Principal LifeTime 2065 Fund
Investment Companies* 143,973 — — 143,973
Total investments in securities $ 143,973 $ — $ — $ 143,973
Principal LifeTime 2070 Fund
Investment Companies* 5,363 — — 5,363
Total investments in securities $ 5,363 $ — $ — $ 5,363
Principal LifeTime Hybrid 2015 Fund
Investment Companies* 212,022 — — 212,022
Total investments in securities $ 212,022 $ — $ — $ 212,022
Principal LifeTime Hybrid 2020 Fund
Investment Companies* 472,950 — — 472,950
Total investments in securities $ 472,950 $ — $ — $ 472,950
Principal LifeTime Hybrid 2025 Fund
Investment Companies* 664,494 — — 664,494
Total investments in securities $ 664,494 $ — $ — $ 664,494
Principal LifeTime Hybrid 2030 Fund
Investment Companies* 652,873 — — 652,873
Total investments in securities $ 652,873 $ — $ — $ 652,873
Principal LifeTime Hybrid 2035 Fund
Investment Companies* 503,795 — — 503,795
Total investments in securities $ 503,795 $ — $ — $ 503,795
Principal LifeTime Hybrid 2040 Fund
Investment Companies* 520,912 — — 520,912
Total investments in securities $ 520,912 $ — $ — $ 520,912
Principal LifeTime Hybrid 2045 Fund
Investment Companies* 344,654 — — 344,654
Total investments in securities $ 344,654 $ — $ — $ 344,654
Principal LifeTime Hybrid 2050 Fund
Investment Companies* 301,466 — — 301,466
Total investments in securities $ 301,466 $ — $ — $ 301,466
Principal LifeTime Hybrid 2055 Fund
Investment Companies* 171,868 — — 171,868
Total investments in securities $ 171,868 $ — $ — $ 171,868

July 31, 2023 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2060 Fund
Investment Companies* $ 82,602 $ — $ — $ 82,602
Total investments in securities $ 82,602 $ — $ — $ 82,602
Principal LifeTime Hybrid 2065 Fund
Investment Companies* 24,146 — — 24,146
Total investments in securities $ 24,146 $ — $ — $ 24,146
Principal LifeTime Hybrid 2070 Fund
Investment Companies* 284 — — 284
Total investments in securities $ 284 $ — $ — $ 284
Principal LifeTime Hybrid Income Fund
Investment Companies* 103,847 — — 103,847
Total investments in securities $ 103,847 $ — $ — $ 103,847
Principal LifeTime Strategic Income Fund
Investment Companies* 845,626 — — 845,626
Total investments in securities $ 845,626 $ — $ — $ 845,626
Real Estate Securities Fund
Common Stocks* 5,742,692 — — 5,742,692
Investment Companies* 118,661 — — 118,661
Total investments in securities $ 5,861,353 $ — $ — $ 5,861,353
SAM Balanced Portfolio
Investment Companies* 4,400,698 — — 4,400,698
Total investments in securities $ 4,400,698 $ — $ — $ 4,400,698
SAM Conservative Balanced Portfolio
Investment Companies* 1,747,642 — — 1,747,642
Total investments in securities $ 1,747,642 $ — $ — $ 1,747,642
SAM Conservative Growth Portfolio
Investment Companies* 3,005,607 — — 3,005,607
Total investments in securities $ 3,005,607 $ — $ — $ 3,005,607
SAM Flexible Income Portfolio
Investment Companies* 2,464,758 — — 2,464,758
Total investments in securities $ 2,464,758 $ — $ — $ 2,464,758
SAM Strategic Growth Portfolio
Investment Companies* 2,066,466 — — 2,066,466
Total investments in securities $ 2,066,466 $ — $ — $ 2,066,466
Short-Term Income Fund
Bonds* — 2,770,748 — 2,770,748
Investment Companies* 60,933 — — 60,933
U.S. Government & Government Agency Obligations* — 252,704 — 252,704
Total investments in securities $ 60,933 $ 3,023,452 $ — $ 3,084,385
Derivative Liabilities
Interest Rate Contracts
Futures** (3,829) — — (3,829)
SmallCap Fund
Common Stocks* 1,287,084 — — 1,287,084
Investment Companies* 13,869 — — 13,869
Total investments in securities $ 1,300,953 $ — $ — $ 1,300,953

July 31, 2023 (unaudited)

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized with Level 3 of the fair value hierarchy is as follows (amounts
in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Growth Fund I
Common Stocks
Basic Materials $ 61,176 $ — $ — $ 61,176
Communications 57,852 — — 57,852
Consumer, Cyclical 296,023 — — 296,023
Consumer, Non-cyclical 777,324 — — 777,324
Energy 128,048 — — 128,048
Financial 156,885 — — 156,885
Industrial 409,593 — — 409,593
Technology 474,735 — — 474,735
Utilities 6,970 — — 6,970
Investment Companies* 120,134 — — 120,134
Total investments in securities $ 2,488,740 $ — $ — $ 2,488,740
Derivative Assets
Equity Contracts
Futures** 87 — — 87
SmallCap S&P 600 Index Fund
Common Stocks
Basic Materials 57,390 — — 57,390
Communications 47,551 — — 47,551
Consumer, Cyclical 184,754 — — 184,754
Consumer, Non-cyclical 212,547 — — 212,547
Energy 64,445 — — 64,445
Financial 291,694 — — 291,694
Industrial 203,119 — — 203,119
Technology 109,763 — — 109,763
Utilities 23,441 — — 23,441
Investment Companies* 31,359 — — 31,359
Total investments in securities $ 1,226,063 $ — $ — $ 1,226,063
Derivative Assets
Equity Contracts
Futures** 492 — — 492
SmallCap Value Fund II
Common Stocks
Basic Materials 61,286 — — 61,286
Communications 24,039 — — 24,039
Consumer, Cyclical 205,965 — — 205,965
Consumer, Non-cyclical 128,137 — 4 128,141
Energy 106,528 — — 106,528
Financial 373,563 — — 373,563
Government 72 — — 72
Industrial 228,454 — — 228,454
Technology 87,351 — — 87,351
Utilities 46,942 — — 46,942
Investment Companies* 49,093 — — 49,093
Total investments in securities $ 1,311,430 $ — $ 4 $ 1,311,434
Derivative Assets
Equity Contracts
Futures** 399 — — 399
Tax-Exempt Bond Fund
Investment Companies* 471 — — 471
Municipal Bonds* — 602,895 — 602,895
Total investments in securities $ 471 $ 602,895 $ — $ 603,366
*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.

July 31, 2023 (unaudited)

*Unobservable inputs were weighted by the relative fair value of the instruments.
**During the period, the valuation technique for High Ridge Brands - Escrow changed from Liquidation Analysis driven by a Discount Rate to the Expected Recovery of the escrow shares.
***During the period, the valuation technique for Arctic Canadian Diamond Co Ltd changed from Enterprise Valuation Model driven by EBITDA Multiples to Liquidation
Analysis driven by Discount Rate.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown
in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing services
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
The Funds' Schedules of Investments as of July 31, 2023 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Fund Asset Type
Fair Value as of
July 31, 2023 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to Valuation if
Input Had Increased
Diversified Income Fund
Bonds $ 80,499 Yield Analysis Yield to Maturity 12.6% - 15.1% (13.9%) Increase
— Litigation Settlement Proceeds Expected Recovery** $0.01 Decrease
Common Stocks 38,209 Enterprise Valuation Model EBITDA Multiples 3.8 – 6.6x (4.8x) Increase
Discounted Cash Flow Discount Rate 13.3% - 16.7% (14.5%) Decrease
3,108 Liquidation Analysis Discount Rate*** 13.60% Decrease
5 Market Quotations Broker Quote $0.10 Increase
Senior Floating Rate Interests 4,510 Precedent Transaction Analysis Direct Offering Price $100.00 Increase
$ 126,331
Fund
Fair Value
October
31, 2022
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers into
Level 3*
Transfers Out of
Level 3**
Value as of
July 31, 2023
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments Held
at July 31, 2023
Diversified Income Fund
Bonds $ 97,585 $ — $ 117 $ 1,101 $ (18,304) $ — $ — $ 80,499 $ 274
Common Stock 49,418 40 144 — (195) — (8,085) 41,322 (6)
Senior Floating
Rates Interests 6,85 — (9) 5,193 (7,559) — — 4,510 (9)
Total
$ 153,888 $ 40 $ 252 $ 6,294 $ (26,058) $ — $ (8,085) $ 126,331 $ 259